                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                       811-8085

Exact name of registrant as specified in charter:         American Skandia Advisor Funds Inc.

Address of principal executive offices:                   Gateway Center 3
                                                          100 Mulberry Street
                                                          Newark, New Jersey 07102

Name and address of agent for service:                    CT Corporation                         111
                                                          Eight Avenue - Team 6
                                                          New York, NY 10011

Registrant's telephone number, including area code:       Marguerite Morrison                    973-
                                                          367-7525

Date of fiscal year end:                                  October 31, 2003

Date of reporting period:                                 October 31, 2003

ITEM 1 - REPORTS TO STOCKHOLDERS

AMERICAN SKANDIA
ADVISOR FUNDS

                                            American Skandia Advisor Funds, Inc.

                                            ANNUAL REPORT TO SHAREHOLDERS

                                            October 31, 2003

ASAF
American Skandia Advisor Funds

[GRAPHICS]

AMERICAN SKANDIA
ADVISOR FUNDS

                                                          CLASS A                    CLASS B
                                                 -------------------------  -------------------------
                                                   CUSIP    Fund #  Ticker    CUSIP    Fund #  Ticker
                                                 ---------  ------  ------  ---------  ------  ------
ASAF American Century International Growth Fund  029650504    921   AACIX   029650603    931    ABCIX
ASAF American Century Strategic Balanced Fund    029650710    926   AACBX   029650694    936    ACBBX
ASAF DeAM International Equity Fund              029650108    920   DMIAX   029650207    930    DMIBX
ASAF Federated High Yield Bond Fund              029650660    927   FHYAX   029650652    937    FBHYX
ASAF Gabelli Small-Cap Value Fund                029650843    923   GASVX   029650835    933    GBSVX
ASAF INVESCO Capital Income Fund                 029650751    925   IEIAX   029650744    935    IBEIX
ASAF Goldman Sachs Concentrated Growth Fund      029650793    924   CAGSX   029650785    934    CBGSX
ASAF Money Market Fund                           029650579    929   AASXX   029650561    939    ABSXX
ASAF PIMCO Total Return Bond Fund                029650629    928   TARBX   029650611    938    TBRBX
ASAF PBHG Small-Cap Growth Fund                  029650884    922   PBSAX   029650876    932    PBSBX
ASAF Alliance Growth Fund                        029650488    960   AGTAX   029650470    961    AGTBX
ASAF Alliance Growth and Income Fund             029650447    210   AGOAX   029650439    211    AGOBX
ASAF William Blair International Growth Fund     029650538    964   WBIAX   029650520    965    WBBIX
ASAF Marsico Capital Growth Fund                 029650314    602   MARAX   029650298    603    MARBX
ASAF Neuberger Berman Mid-Cap Growth Fund        029650397    663   NBAGX   029650389    664    NBBGX
ASAF Neuberger Berman Mid-Cap Value Fund         029650355    660   NABVX   029650348    661    NBBVX
ASAF MFS Growth with Income Fund                 029650231   1066   GAIFX   029650249   1067    GBIFX
ASAF Sanford Bernstein Managed Index 500 Fund    029650181   1070   MAIFX   029650199   1071    MBIFX
ASAF Strong International Equity Fund            029650140   1062   IESAX   029650157   1063    IESBX
ASAF DeAM Small-Cap Growth Fund                  029651106   1080   DAMAX   029651205   1081    DAMBX
ASAF Alger All-Cap Growth Fund                   029651759   1957   AACAX   029651742   1958    ALBGX
ASAF Gabelli All-Cap Value Fund                  029651502   1961   GALAX   029651601   1962    GACBX
ASAF INVESCO Technology Fund                     029651882   1965   IANVX   029651874   1966    IBNVX
ASAF Goldman Sachs Mid-Cap Growth Fund           029651791   1971   GAMGX   029651783   1972    GBMGX
ASAF ProFund Managed OTC Fund                    029651841   1975   PRMAX   029651833   1976    PMOBX
ASAF Alliance/Bernstein Growth + Value Fund      029651536   1477    N/A    029651528   1478    ABGVX
ASAF INVESCO Health Sciences Fund                029651627   1473   INHAX   029651619   1474    IHSBX
ASAF Sanford Bernstein Core Value Fund           029651486   1464   SOVAX   029651478   1465    SVCBX
ASAF T. Rowe Price Tax Managed Fund              029651577   1469    N/A    029651569   1470     N/A
ASAF DeAM Large-Cap Growth Fund                  029651445   1788    N/A    029651437   1789     N/A
ASAF DeAM Large-Cap Value Fund                   029651395   1784    N/A    029651387   1785     N/A

                                                          CLASS C                    CLASS X
                                                 -------------------------  -------------------------
                                                   CUSIP    Fund #  Ticker    CUSIP    Fund #  Ticker
                                                 ---------  ------  ------  ---------  ------  ------
ASAF American Century International Growth Fund  029650702    941    AIGCX  029650801     951  AXCIX
ASAF American Century Strategic Balanced Fund    029650686    946    ACBCX  029650678     956  ACBZX
ASAF DeAM International Equity Fund              029650306    940    DMICX  029650405     950  DMIZX
ASAF Federated High Yield Bond Fund              029650645    947    FCHYX  029650637     957  FHYZX
ASAF Gabelli Small-Cap Value Fund                029650827    943    GCSVX  029650819     953  GXSVX
ASAF INVESCO Capital Income Fund                 029650736    945    IEICX  029650728     955  IEIZX
ASAF Goldman Sachs Concentrated Growth Fund      029650777    944    CCGSX  029650769     954  CZGSX
ASAF Money Market Fund                           029650553    949    ASCXX  029650546     959  ASXXX
ASAF PIMCO Total Return Bond Fund                029650595    948    TCRBX  029650587     958  TRBZX
ASAF PBHG Small-Cap Growth Fund                  029650868    942    PBHCX  029650850     952  PBSZX
ASAF Alliance Growth Fund                        029650462    962    AGTCX  029650454     963  AXGTX
ASAF Alliance Growth and Income Fund             029650421    212    AGOCX  029650413     213  AXGOX
ASAF William Blair International Growth Fund     029650512    966    WBCIX  029650496     967  WBZIX
ASAF Marsico Capital Growth Fund                 029650280    604    MARCX  029650272     537  MARZX
ASAF Neuberger Berman Mid-Cap Growth Fund        029650371    665    NBGCX  029650363     597  NBGZX
ASAF Neuberger Berman Mid-Cap Value Fund         029650330    662    NCBVX  029650322     538  NBVZX
ASAF MFS Growth with Income Fund                 029650256   1068    GCIFX  029650264    1069   N/A
ASAF Sanford Bernstein Managed Index 500 Fund    029650215   1072    MCIFX  029650223    1073  MXIFX
ASAF Strong International Equity Fund            029650165   1064    IESCX  029650173    1065  IESZX
ASAF DeAM Small-Cap Growth Fund                  029651304   1082    DCAMX  029651403    1083  DAMZX
ASAF Alger All-Cap Growth Fund                   029651734   1959    AACCX  029651726    1960   N/A
ASAF Gabelli All-Cap Value Fund                  029651700   1963    GALCX  029651809    1964  GALZX
ASAF INVESCO Technology Fund                     029651866   1967    ICNVX  029651858    1970  IXNZX
ASAF Goldman Sachs Mid-Cap Growth Fund           029651775   1973    GCMGX  029651767    1974   N/A
ASAF ProFund Managed OTC Fund                    029651825   1977    PCMOX  029651817    1978   N/A
ASAF Alliance/Bernstein Growth + Value Fund      029651510   1479     N/A   029651494    1480   N/A
ASAF INVESCO Health Sciences Fund                029651593   1475    INHCX  029651585    1476   N/A
ASAF Sanford Bernstein Core Value Fund           029651460   1467    SBVCX  029651452    1468   N/A
ASAF T. Rowe Price Tax Managed Fund              029651551   1471     N/A   029651544    1472   N/A
ASAF DeAM Large-Cap Growth Fund                  029651429   1790     N/A   029651411    1791   N/A
ASAF DeAM Large-Cap Value Fund                   029651379   1786     N/A   029651361    1787   N/A

N/A - Not available
WWW.americanskandia.prudential.com                                     [GRAPHIC]

                                                               December 19, 2003

Dear Shareholder,

In May of 2003, Prudential Investments became the co-manager of the American Skandia Advisor Funds and I was named President of this fund family.

As you may know, the mutual fund industry recently has been the subject of much media attention. State and federal authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, has been conducting its own internal review. This review includes mutual fund trading activity by investment professionals who manage our funds. We believe it's important that you understand our policies relating to certain trading practices.

MARKET TIMING

American Skandia Advisor Funds have a policy addressing market timing and have suspended or terminated trading privileges pursuant to this policy. This policy is outlined in the prospectus. Of course, we are also reviewing the policies of the funds in light of new regulatory initiatives.

LATE TRADING

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day's price. The policies of our mutual funds do not make and have not made allowances for the practice known as "late trading".

We are committed to offering investors quality investment products, financial guidance, and responsive customer service and are dedicated to upholding the highest ethical principles in our daily business practices.

Sincerely,

/s/ Judy Rice
JUDY A. RICE
President, American Skandia Advisor Funds

Prudential Investments LLC, the co-manager of the American Skandia Advisor Funds is part of the Investment Division of Prudential Financial, Inc. American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated (ASMI), One Corporate Drive, P.O. Box 833, Shelton, CT 06484-0883. Both Prudential Investments LLC and ASMI are Prudential Financial companies.

Please refer to your prospectus, which contains more complete information on charges, expenses and risk factors. It should be read carefully before you invest or send money.

AMERICAN SKANDIA ADVISOR FUNDS
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Performance Information and Commentary.....................        1
Top Five Holdings..........................................        2
                                                                      MANAGEMENT
                                                                      DISCUSSION
                                                                      OF FUND      SCHEDULE OF   FINANCIAL
                                                                      PERFORMANCE  INVESTMENTS   HIGHLIGHTS
                                                                         ---           ---          ---
ASAF American Century International Growth Fund............                5            37          186
ASAF American Century Strategic Balanced Fund..............                6            40          186
ASAF DeAM International Equity Fund........................                7            48          186
ASAF Federated High Yield Bond Fund........................                8            53          188
ASAF Gabelli Small-Cap Value Fund..........................                9            63          188
ASAF Goldman Sachs Concentrated Growth Fund................               10            71          188
ASAF INVESCO Capital Income Fund...........................               11            73          190
ASAF Money Market Fund.....................................              N/A            77          190
ASAF PIMCO Total Return Bond Fund..........................               12            79          190
ASAF PBHG Small-Cap Growth Fund............................               13            87          192
ASAF Alliance Growth Fund..................................               14            92          192
ASAF Alliance Growth and Income Fund.......................               15            94          192
ASAF William Blair International Growth Fund...............               16            97          194
ASAF Marsico Capital Growth Fund...........................               17            99          194
ASAF Neuberger Berman Mid-Cap Growth Fund..................               18           102          194
ASAF Neuberger Berman Mid-Cap Value Fund...................               19           105          196
ASAF MFS Growth with Income Fund...........................               20           108          196
ASAF Sanford Bernstein Managed Index 500 Fund..............               21           112          196
ASAF Strong International Equity Fund......................               22           117          196
ASAF DeAM Small-Cap Growth Fund............................               23           119          198
ASAF Alger All-Cap Growth Fund.............................               24           125          198
ASAF Gabelli All-Cap Value Fund............................               25           128          198
ASAF Goldman Sachs Mid-Cap Growth Fund.....................               26           133          198
ASAF INVESCO Technology Fund...............................               27           136          200
ASAF ProFund Managed OTC Fund..............................               28           140          200
ASAF Alliance/Bernstein Growth + Value Fund................               29           144          200
ASAF INVESCO Health Sciences Fund..........................               30           147          200
ASAF Sanford Bernstein Core Value Fund.....................               31           149          202
ASAF T. Rowe Price Tax Managed Fund........................               32           153          202
ASAF DeAM Large-Cap Growth Fund............................               33           156          202
ASAF DeAM Large-Cap Value Fund.............................               34           156          202

                                                                                             [STAR GRAPHIC]

Financial Statements
Statements of Assets and Liabilities.......................      158
Statements of Operations...................................      170
Statements of Changes in Net Assets........................      176
Notes to Financial Statements..............................      205
Report of Independent Auditors.............................      232
Management of the Company..................................      233
N/A -- Not Applicable

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

PERFORMANCE INFORMATION AND COMMENTARY
--------------------------------------------------------------------------------

     The following pages present information on the investment performance of each Fund at October 31, 2003, other than the ASAF Money Market Fund, including comparisons with relevant market indexes. Commentary by each Fund's subadvisor regarding its performance and relevant market conditions is also provided.

DEFINITIONS OF TERMS

     TOTAL RETURN is net of all fund expenses and shows how the value of a fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

     NAV -- Net asset value is the value of a fund's assets, minus its liabilities, divided by the number of outstanding shares. NAV total returns do not reflect initial or contingent deferred sales charges.

     POP -- Public offering price is the net asset value of a mutual fund share, plus the maximum sales charge levied at the time of purchase. POP total returns shown for Class A shares reflect the 4.25% maximum sales charge on the ASAF Federated High Yield Bond and ASAF PIMCO Total Return Bond Funds, and the 5.75% maximum sales charge on all other funds. POP total returns shown for Class C shares reflect the 1% maximum sales charge on all the funds.

     CDSC -- Contingent deferred sales charge is a charge applied at the time of redemption, which declines the longer the shares have been held. CDSC total returns assume redemption at the end of the period. Class B shares are subject to a declining CDSC of 6%, 5%, 4%, 3%, 2%, 2%, and 1% respectively for the first seven years after purchase. Class C shares are subject to a CDSC of 1% if they are redeemed within 12 months of purchase. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1% respectively for the first eight years after purchase. CDSC total returns for Class X shares reflect the crediting of bonus shares at the time of purchase.

EXPLANATIONS OF MARKET INDEXES

     S&P 500 INDEX -- The Standard & Poor's 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     S&P 400 INDEX -- The Standard & Poor's Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $2.3 billion as of October 2002).

     RUSSELL 2000 INDEX -- The Russell 2000 Index is an unmanaged capitalization-weighted index that comprises 2,000 of the smallest capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     NASDAQ-100 INDEX -- The NASDAQ-100 Index is an unmanaged, modified capitalization-weighted index of the 100 largest and most active nonfinancial domestic and international issues listed on the Nasdaq.

     ML HIGH YIELD MASTER II INDEX -- The Merrill Lynch High Yield Master II Index is an unmanaged index of publicly traded nonconvertible U.S. bonds rated below investment grade.

     LB AGGREGATE INDEX -- The Lehman Brothers Aggregate Bond Index is an unmanaged capitalization-weighted measure of Treasury issues, agency issues, corporate bond issues, and mortgage securities.

     MSCI EAFE INDEX -- The Morgan Stanley Capital International Europe, Australasia, and the Far East Index is an unmanaged capitalization-weighted index generally accepted as a benchmark for major overseas markets.

     BLENDED INDEX -- The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment-grade corporate debt securities.

     All index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

TOP FIVE HOLDINGS FOR THE AMERICAN SKANDIA ADVISOR FUNDS
--------------------------------------------------------------------------------
AS OF OCTOBER 31, 2003

Past performance does not guarantee future results. Holdings for each fund are subject to change.

ASAF INVESCO HEALTH SCIENCES FUND             % OF TOTAL
                                              NET ASSETS
PROCTER & GAMBLE CO.                               3.64%
AMGEN, INC.                                        3.43%
ABBOTT LABORATORIES                                3.39%
TEVA PHARMACEUTICAL-SP (ADR)                       3.36%
ZIMMER HOLDINGS, INC.                              3.19%
ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND   % OF TOTAL
                                              NET ASSETS
CITIGROUP, INC.                                    4.39%
COMCAST CORP. SPECIAL CLASS A                      3.69%
PFIZER, INC.                                       3.50%
MBNA CORP.                                         3.44%
MICROSOFT CORP.                                    3.01%
ASAF T. ROWE PRICE TAX MANAGED FUND           % OF TOTAL
                                              NET ASSETS
PFIZER, INC.                                       3.47%
MICROSOFT CORP.                                    3.20%
GENERAL ELECTRIC CO.                               2.93%
CITIGROUP, INC.                                    2.69%
INTEL CORP.                                        2.55%
ASAF SANFORD BERNSTEIN CORE VALUE FUND        % OF TOTAL
                                              NET ASSETS
CITIGROUP, INC.                                    4.82%
EXXON MOBIL CORP.                                  4.06%
BANK OF AMERICA CORP.                              2.77%
ALTRIA GROUP, INC.                                 1.92%
HEWLETT-PACKARD CO.                                1.87%
ASAF GABELLI SMALL-CAP VALUE FUND             % OF TOTAL
                                              NET ASSETS
CABLEVISION SYSTEMS CORP.                          2.37%
MEDIA GENERAL, INC.                                1.58%
MAC DERMID, INC.                                   1.43%
SYBRON DENTAL SPECIALTIES, INC.                    1.38%
FLOWERS FOODS, INC.                                1.36%
ASAF FEDERATED HIGH YIELD BOND FUND           % OF TOTAL
                                              NET ASSETS
QWEST SERV CORP. 13.5% 12/15/10                    1.84%
QWEST CORP. 8.875% 3/15/12                         1.01%
TYCO INTL 6.375% 10/15/2011                        0.99%
MGM MIRAGE, INC. 8.375% 2/01/11                    0.88%
ECHOSTAR BROAD 10.375% 10/1/07                     0.87%
ASAF AMERICAN CENTURY STRATEGIC BALANCED      % OF TOTAL
FUND                                          NET ASSETS
INTEL CORP.                                        2.29%
MICROSOFT CORP.                                    2.21%
BANK OF AMERICA CORP.                              1.64%
PFIZER, INC.                                       1.63%
CITIGROUP, INC.                                    1.53%
ASAF DEAM INTERNATIONAL EQUITY FUND           % OF TOTAL
                                              NET ASSETS
GLAXOSMITHKLINE PLC -- (GBP)                       2.39%
BP AMOCO PLC                                       2.36%
HSBC HOLDINGS PLC -- (GBP)                         2.03%
VODAFONE GROUP -- (GBP)                            2.01%
NOKIA OYJ -- (EUR)                                 1.63%
ASAF PBHG SMALL-CAP GROWTH FUND               % OF TOTAL
                                              NET ASSETS
SANDISK CORP.                                      1.70%
CAREER EDUCATION CORP.                             1.57%
TRACTOR SUPPLY CO.                                 1.33%
URBAN OUTFITTERS, INC.                             1.30%
OMNIVISION T                                       1.24%
ASAF WILLIAM BLAIR INTERNATIONAL GROWTH       % OF TOTAL
FUND                                          NET ASSETS
NITTO DENKO CORP. -- (JPY)                         2.90%
NOMURA HOLDINGS, INC. -- (JPY)                     2.82%
BHP BILLITON PLC -- (GBP)                          2.59%
SAP AG -- (DEM)                                    2.54%
BG GROUP PLC -- (GBP)                              2.51%
ASAF ALLIANCE GROWTH FUND                     % OF TOTAL
                                              NET ASSETS
MICROSOFT CORP.                                    5.81%
INTEL CORP.                                        5.06%
CITIGROUP, INC.                                    4.56%
PFIZER, INC.                                       4.56%
WAL-MART STORES, INC.                              4.31%
ASAF ALLIANCE GROWTH AND INCOME FUND          % OF TOTAL
                                              NET ASSETS
CITIGROUP, INC.                                    4.67%
BANK ONE CORP.                                     4.35%
UNION PACIFIC CORP.                                3.94%
JP MORGAN CHASE & CO.                              3.75%
AMERICAN INTL GROUP                                3.59%

ASAF STRONG INTERNATIONAL EQUITY FUND         % OF TOTAL
                                              NET ASSETS
ANGLO AMERICAN PLC                                 2.53%
AUTOLIV, INC.                                      2.39%
GROUPE DANONE                                      2.25%
TOTAL SA                                           2.22%
CANON, INC.                                        2.17%
ASAF SANFORD BERNSTEIN MANAGED INDEX 500      % OF TOTAL
FUND                                          NET ASSETS
MICROSOFT CORP.                                    3.40%
PFIZER, INC.                                       3.36%
WAL-MART STORES, INC.                              3.35%
CITIGROUP, INC.                                    3.22%
GENERAL ELECTRIC CO.                               3.06%
ASAF MFS GROWTH WITH INCOME FUND              % OF TOTAL
                                              NET ASSETS
MICROSOFT CORP.                                    3.76%
CITIGROUP, INC.                                    3.34%
WAL-MART STORES, INC.                              3.13%
GENERAL ELECTRIC CO.                               2.90%
FEDERAL NATL MTG ASS                               2.67%
ASAF PIMCO TOTAL RETURN BOND FUND             % OF TOTAL
                                              NET ASSETS
FNMA(TBA) 30YR 6.000% 11/13/33                     3.72%
U.S. INFL TIP4 3.875% 04/15/29                     3.52%
U.S. INFL TIP2 3.875% 01/15/09                     2.80%
FNMA P#313783 FLOAT% 05/01/36                      1.76%
T-NOTE 3.125% 10/15/08                             1.76%
ASAF PROFUND MANAGED OTC FUND                 % OF TOTAL
                                              NET ASSETS
MICROSOFT CO.                                      7.44%
INTEL CORP.                                        5.76%
CISCO SYSTEMS                                      3.98%
QUALCOMM, INC.                                     3.47%
AMGEN, INC.                                        2.84%
ASAF INVESCO TECHNOLOGY FUND                  % OF TOTAL
                                              NET ASSETS
INTEL CORP.                                        5.27%
CISCO SYSTEMS                                      4.83%
EMC CORP./MASS                                     3.16%
DELL, INC.                                         2.60%
YAHOO!, INC.                                       2.29%
ASAF GABELLI ALL-CAP VALUE FUND               % OF TOTAL
                                              NET ASSETS
DANA CORP.                                         2.94%
SCRIPPS CO. (E.W.)                                 2.35%
AMERICAN EXP                                       2.09%
TRIBUNE COMPANY                                    2.07%
HONEYWELL INTERNATIONAL, INC.                      1.95%
ASAF ALGER ALL-CAP GROWTH FUND                % OF TOTAL
                                              NET ASSETS
YAHOO!, INC.                                       4.05%
GENENTECH, INC.                                    3.29%
EBAY, INC.                                         3.16%
PEOPLESOFT, INC.                                   3.04%
BOSTON SCIENTIFIC CORP.                            3.03%
ASAF GOLDMAN SACHS MID-CAP GROWTH FUND        % OF TOTAL
                                              NET ASSETS
HARMAN INT'L INDUSTRIES, INC.                      2.58%
CHARLES RIVER LABORATORIES                         2.13%
ARAMARK CORP. CL-B                                 2.06%
PETCO ANIMAL SUPPLIES, INC.                        1.97%
CHECKFREE CORP.                                    1.94%
ASAF INVESCO CAPITAL INCOME FUND              % OF TOTAL
                                              NET ASSETS
PFIZER, INC.                                       3.42%
MICROSOFT CORP.                                    3.30%
CITIGROUP, INC.                                    3.10%
GENERAL ELECTRIC CO.                               3.08%
WAL-MART STORES, INC.                              3.01%
ASAF AMERICAN CENTURY INTERNATIONAL GROWTH    % OF TOTAL
FUND                                          NET ASSETS
CREDIT SUISSE GROUP -- (CHF)                       2.37%
NISSAN MOTOR CO. LTD -- (JPY)                      2.34%
ABBEY NATIONAL PLC -- (GBP)                        2.33%
SOCIETE GENERALE CL-A -- (FRF)                     2.12%
SIEMENS AG -- (DEM)                                1.76%
ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND   % OF TOTAL
                                              NET ASSETS
VIACOM, INC. CL-B                                  6.39%
UNIVISION COMMUNICATIONS, INC.                     5.86%
CENDANT CORP.                                      4.82%
PEPSICO, INC.                                      4.79%
MICROSOFT CORP.                                    4.73%
ASAF MARSICO CAPITAL GROWTH FUND              % OF TOTAL
                                              NET ASSETS
INTEL CORP.                                        5.83%
GENENTECH, INC.                                    5.16%
SLM CORP.                                          5.12%
UNITED HEALTHCARE CORP.                            4.71%
CITIGROUP, INC.                                    4.70%
ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND     % OF TOTAL
                                              NET ASSETS
ELECTRONIC ARTS, INC.                              2.36%
ZEBRA TECHNOLOGIES CORP. CL-A                      2.30%
LEGG MASON, INC.                                   2.04%
MARVELL TECHNOLOGY GROUP LTD                       2.02%
STERICYCLE, INC.                                   2.00%

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP                 % OF TOTAL
VALUE FUND                                    NET ASSETS
TRIAD HOSPITALS, INC.                              2.53%
OXFORD HEALTH PLANS, INC.                          2.45%
CONSTELLATION BRANDS, INC.                         2.44%
RADIAN GROUP, INC.                                 2.34%
CHARTER ONE FINANCIAL, INC.                        2.33%
ASAF DEAM SMALL-CAP GROWTH FUND               % OF TOTAL
                                              NET ASSETS
GEN-PROBE, INC.                                    1.38%
PATINA OIL & GAS CORP.                             1.25%
TITAN CORP.                                        1.06%
TRANSACTION SYSTEMS ARCHITECTS                     1.02%
KYPHON, INC.                                       1.01%

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF American Century International Growth Fund's Class A shares had an NAV total return of 9.82% compared with the 27.03% of the MSCI EAFE Index.

Anticipation of war in Iraq, concern about the spread of Severe Acute Respiratory Syndrome (SARS), and Korean nuclear tensions restrained many of the world's equity markets in late 2002 and the first few months of 2003. However, with the end of major combat in Iraq and the fading SARS outbreak, stock markets in the United States and abroad rebounded during the second half of the reporting period.

Against this backdrop, the largest contributor to the Fund during the reporting period was its financial holdings, which advanced mostly on the strength of banks that accounted for the Fund's heaviest average industry weighting. Among the top contributing banks were HBOS and Royal Bank of Scotland, both of which gained on strong demand for mortgages and diminished concern about loan quality. The Fund's stake in telecommunications registered the second best performance, led by wireless companies. Some providers of mobile phone service are benefiting from higher average revenue per user and increasing use of mobile phones for data services. Among wireless companies, France Telecom and the United Kingdom's Vodafone were the top two contributors to the Fund.

Two sectors detracted from the Fund -- basic materials, weighed down by forest products and the paper industry, and industrials, which registered the reporting period's worst performance. Among industrials, the heavy machinery industry contributed to the Fund, but those gains were outweighed by declines among industrial parts holdings. Tyco International accounted for most of the damage. We eliminated the position.

(LINE GRAPH)

                                                                   ASAF AMERICAN CENTURY
                                                                 INTERNATIONAL GROWTH FUND               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
July 1997                                                                 9425.00                           10000.00
                                                                          8641.20                            9019.77
                                                                          8863.76                            9416.98
                                                                          9754.00                           10411.80
                                                                          9812.06                           10545.00
Oct. 1998                                                                 9086.32                            9887.94
                                                                          9653.60                           10771.30
                                                                         10169.90                           11397.00
                                                                         10208.90                           11565.30
Oct. 1999                                                                10705.70                           12165.00
                                                                         12059.70                           12846.40
                                                                         12118.20                           12983.00
                                                                         11601.90                           12610.00
Oct. 2000                                                                10695.90                           11814.70
                                                                         10286.80                           11769.50
                                                                          8815.85                           10866.80
                                                                          7880.69                            9871.41
Oct. 2001                                                                 7072.17                            8868.35
                                                                          6848.12                            8758.68
                                                                          7159.84                            9358.16
                                                                          6244.16                            8201.67
Oct. 2002                                                                 5796.06                            7696.20
                                                                          5464.51                            7451.05
                                                                          5523.27                            7837.22
                                                                          5885.61                            8719.33
Oct. 2003                                                                 6365.47                            9777.93

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   9.82%        3.56%        9.40%        3.40%        9.42%        7.33%        9.21%        5.94%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -6.87%       -7.96%       -7.33%       -7.88%       -7.32%       -7.51%       -7.34%       -7.70%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -6.08%       -6.95%       -6.53%       -6.76%       -6.55%       -6.70%       -6.50%       -6.59%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        -0.46%           -0.95%            3.15%            1.66%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                        -7.81%           -7.72%           -7.35%           -7.51%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                    -8.15%           -7.96%           -7.88%           -7.80%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF American Century Strategic Balanced Fund's Class A shares had an NAV total return of 14.79% compared with a return of 14.94% for its unmanaged blended index (60% S&P 500 Stock Index and 40% Lehman Brothers Government/Credit Index).

The Fund performed in line with its blended index benchmark. Its equity holdings rose approximately 24%, higher than the 21% rise of the S&P 500 Index. This was primarily because stock selections in the utility, telecommunications, and consumer cyclical sectors significantly outperformed their counterparts in the Index. However, the underperformance of the Fund's bond holdings offset this advantage.

Stocks provided a positive contribution to the Fund's fiscal year return for the first time since fiscal year 2000. The rise of the S&P 500 Index took place mostly in a rally between March 11, 2003 and October 31, 2003. The rally was fueled by anticipation of an economic rebound based on the end of major conflict in the war with Iraq, record low short-term and mortgage interest rates, tax cuts, rising worker productivity, cuts in corporate expenses, and higher company profits. In fact, the U.S. economy showed significant signs of improvement toward the end of the Fund's fiscal year.

The U.S. bond market also posted a positive return for the fiscal year. During the bond rallies that characterized much of the reporting period, Treasury bonds and bonds that were more sensitive to interest-rate changes (because they had longer durations) performed better than most. However, the Fund's bond positions had relatively short durations in anticipation of stronger economic growth and higher interest rates. They also included fewer Treasurys. Instead, they emphasized mortgage-backed securities, which underperformed the fixed income market average because low interest rates led to soaring levels of mortgage refinancing. These factors caused the fixed income portfolio to trail its target index.

(LINE GRAPH)

                                                              ASAF AMERICAN CENTURY STRATEGIC
                                                                       BALANCED FUND                      BLENDED INDEX
                                                              -------------------------------             -------------
July 1997                                                                 9425.00                           10000.00
                                                                          9415.58                            9859.17
                                                                          9640.42                           10427.90
                                                                         10312.10                           11308.80
                                                                         10796.90                           11490.80
Oct. 1998                                                                10350.20                           11622.40
                                                                         12015.60                           12849.50
                                                                         12063.30                           13121.90
                                                                         12134.90                           13030.70
Oct. 1999                                                                12326.70                           13321.50
                                                                         12506.50                           13503.00
                                                                         12974.80                           13996.40
                                                                         12936.60                           14063.00
Oct. 2000                                                                12916.90                           14223.40
                                                                         12789.40                           14182.50
                                                                         12324.90                           13544.60
                                                                         12199.10                           13512.00
Oct. 2001                                                                11501.40                           12758.30
                                                                         11816.30                           13211.70
                                                                         11615.40                           12913.20
                                                                         10693.90                           11877.60
Oct. 2002                                                                10643.30                           11906.10
                                                                         10600.40                           11836.70
                                                                         11132.50                           12514.60
                                                                         11630.60                           13051.00
Oct. 2003                                                                12217.30                           13706.00

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  14.79%       8.19%        14.25%       8.25%        14.16%       11.97%       14.26%       11.12%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   3.37%       2.16%         2.86%       2.50%         2.82%        2.62%        2.86%        2.84%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               4.23%       3.25%         3.70%       3.56%         3.68%        3.52%        3.68%        3.83%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        10.21%           10.36%           14.11%           13.16%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         2.05%            2.35%            2.49%            2.71%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                     2.87%            3.18%            3.14%            3.45%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 6

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF DeAM International Equity Fund's Class A shares had an NAV total return of 17.32% compared with a return of 27.03% for the MSCI EAFE Index.

The reporting period was one of the strongest 12 months ever for the international markets, which performed slightly better than U.S. equities, as measured by the Russell 1000 Index. Although the increasing likelihood of war in Iraq threatened to derail gains made early in the reporting period, markets began to rally again as the war appeared to be shorter than had been expected. Productivity increases and a move by some central banks to increase interest rates to stem anticipated inflation led investors to bid up share prices on the assumption that the global recession was coming to an end.

United Kingdom and Japan stocks contributed most to the performance of the MSCI EAFE Index. In Japan, markets responded favorably to a stabilizing economy and recent economic reforms. Technology stocks led all other sectors in return, while the financial sector made the largest contributions to the Index's return (a function of the size of the sector as well as its rise).

Most of the Fund's underperformance of the Index was due to cash that the Fund held to accommodate cash inflows and outflows. Although efforts are made to provide equity exposure to offset the cash position, large market swings can interfere with this strategy's implementation. A small part of the portfolio's underperformance was due to stock selection. In terms of economic sectors, health technology detracted most while selection in Japan detracted most geographically. The Fund's retail holdings contributed most to its relative performance. Geographically, stock selection in the Netherlands added most.

[LINE GRAPH]

                                                               ASAF DEAM INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               ------------------------------            ---------------
July 1997                                                                 9092.00                            9778.00
                                                                          9302.48                            9019.77
                                                                          9288.32                            9416.98
                                                                         10875.70                           10411.80
                                                                         11357.60                           10545.00
Oct. 1998                                                                 9704.07                            9887.94
                                                                         10875.70                           10771.30
                                                                         11442.70                           11397.00
                                                                         12056.90                           11565.30
Oct. 1999                                                                12812.80                           12165.00
                                                                         20192.20                           12846.40
                                                                         18595.30                           12983.00
                                                                         17419.60                           12610.00
Oct. 2000                                                                15636.50                           11814.70
                                                                         13873.00                           11769.50
                                                                         11668.60                           10866.80
                                                                          9885.48                            9871.41
Oct. 2001                                                                 8660.82                            8868.35
                                                                          9405.41                            8758.68
                                                                          9434.80                            9358.16
                                                                          8219.94                            8201.67
Oct. 2002                                                                 7749.67                            7696.20
                                                                          7357.78                            7451.05
                                                                          7543.92                            7837.22
                                                                          8268.93                            8719.33
Oct. 2003                                                                 9091.90                            9777.93

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  17.32%       10.61%       16.56%       10.56%       16.62%       14.42%       16.71%       13.63%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -1.29%       -2.46%       -1.79%       -2.23%       -1.84%       -2.03%       -1.75%       -1.91%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -0.57%       -1.51%       -1.07%       -1.24%       -1.12%       -1.28%       -1.07%       -1.01%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                         9.51%            9.62%           13.59%           12.38%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                        -2.94%           -2.69%           -2.51%           -2.40%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                    -2.46%           -2.17%           -2.21%           -1.98%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF FEDERATED HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, ASAF Federated High Yield Bond Fund's Class A shares had an NAV total return of 24.96% compared with a return of 33.10% for the Merrill Lynch High Yield Master II Index.

High yield bonds, which are commonly called "junk bonds," rallied amid favorable developments during the reporting period. Economic growth in the United States accelerated sharply. Improved corporate earnings led to improved credit quality among high yield bonds. The significant decline in corporate bond defaults led to a decline in the differences between yields on junk bonds and comparable U.S. Treasurys, boosting high yield bond prices. (Bond prices move in the opposite direction of yields.) The distressed end of the high yield market -- such as bonds rated CCC -- significantly outperformed higher-quality junk bonds in the single-B and BB ratings categories. Therefore, while the Fund posted an impressive return for the fiscal year, its comparatively underweight exposure to CCC-rated bonds negatively affected its performance.

From an industry/sector perspective, the Fund's relative performance was hurt by its comparatively overweight positions in the consumer noncyclical and gaming sectors, which lagged the overall high yield market. Relative performance also continues to be negatively impacted by volatile intra-period cash flows. In addition, the Fund's relative performance was hurt by its underweight positions in the more speculative sectors such as technology and telecommunications, which gained dramatically during the fiscal year. Among the Fund's holdings that underperformed during the reporting period were New World Pasta (food products), MMI Products (industrial products), and Levi Strauss (textiles). Conversely, portfolio holdings that significantly outperformed the market included Primedia, Inc. and Advanstar Communications (printing and publishing); Alamosa PCS Holdings and Nextel Communications (wireless); and Qubecor Media (cable television).

[LINE GRAPH]

                                                               ASAF FEDERATED HIGH YIELD BOND
                                                                            FUND                  ML HIGH YIELD MASTER II INDEX
                                                               ------------------------------     -----------------------------
July 1997                                                                 9575.00                            10000.00
                                                                          9554.28                            10219.50
                                                                         10012.50                            10580.40
                                                                         10207.00                            10770.20
                                                                         10398.50                            10960.30
Oct. 1998                                                                 9713.70                            10211.30
                                                                         10496.90                            10866.50
                                                                         10805.80                            11117.80
                                                                         10481.40                            11003.30
Oct. 1999                                                                10267.30                            10784.50
                                                                         10413.60                            10949.00
                                                                         10164.30                            10811.40
                                                                         10356.20                            10940.10
Oct. 2000                                                                 9939.04                            10603.20
                                                                         10247.50                            11088.70
                                                                          9917.38                            10882.00
                                                                          9899.95                            10956.60
Oct. 2001                                                                 9531.37                            10609.00
                                                                          9867.44                            10955.80
                                                                         10175.20                            11262.00
                                                                          9442.55                             9910.55
Oct. 2002                                                                 9364.48                             9922.21
                                                                         10109.30                            11017.00
                                                                         10882.00                            12126.00
                                                                         11104.00                            12437.70
Oct. 2003                                                                11702.00                            13207.00

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.
                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  24.96%       19.61%       24.37%       18.37%       24.34%       22.16%       24.20%       21.31%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   3.79%        2.89%        3.23%        2.87%        3.25%        3.06%        3.20%        3.19%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               3.26%        2.55%        2.73%        2.59%        2.74%        2.58%        2.71%        2.84%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        15.75%           14.24%           18.10%           17.25%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         2.06%            2.05%            2.21%            2.36%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                     2.27%            2.31%            2.31%            2.60%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 8

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Gabelli Small-Cap Value Fund's Class A shares had an NAV total return of 34.78% compared with a return of 43.37% for the Russell 2000 Index.

Small-cap stocks continued to lead the market by a wide margin. Technology stocks have been the biggest winners in the small-cap universe, however. The Fund's traditional underweighting in the sector restrained returns relative to the Russell 2000 Index. Gabelli believes the sector continues to be overvalued, with little margin for safety.

After three years of waiting, Gabelli is seeing a revival in merger and acquisition activity here and abroad. Gabelli was rewarded for its patience when Dana Corp. received a hostile bid from ArvinMeritor and SPS Technologies was offered a 45% premium by Precision Castparts. These deals have had a ripple effect, drawing attention to value in other auto parts and aerospace component stocks held in the Fund. In the wireless telecommunications sector, Rural Cellular, Dobson Communications, and Western Wireless rebounded sharply after a terrible 2002.

[LINE GRAPH]

                                                                ASAF GABELLI SMALL-CAP VALUE
                                                                            FUND                        RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
Jul. 1997                                                                 9425.00                            10000.00
                                                                          9858.55                            10495.80
                                                                          9851.35                            10442.50
                                                                         10692.80                            11740.40
                                                                          9246.28                            10229.30
Oct. 1998                                                                 8367.03                             9250.83
                                                                          8372.46                            10475.70
                                                                          8590.54                            10653.40
                                                                          9149.97                            10988.00
Oct. 1999                                                                 8438.83                            10626.90
                                                                          8543.38                            12334.30
                                                                          9419.12                            12615.50
                                                                          9837.53                            12500.10
Oct. 2000                                                                10294.90                            12475.90
                                                                         11325.10                            12789.60
                                                                         11355.30                            12255.10
                                                                         11597.10                            12287.00
Oct. 2001                                                                10367.90                            10891.70
                                                                         11361.40                            12329.10
                                                                         12459.50                            13073.30
                                                                         10252.90                            10080.40
Oct. 2002                                                                 9914.25                             9632.79
                                                                         10119.50                             9633.19
                                                                         10879.00                            10359.90
                                                                         12223.50                            12410.20
Oct. 2003                                                                13362.70                            13808.50

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  34.78%       27.02%       34.22%       28.22%       34.25%       31.84%       34.32%       31.68%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   9.82%        8.52%        9.30%        9.02%        9.28%        9.06%        9.32%        9.44%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               5.73%        4.74%        5.21%        5.08%        5.19%        5.03%        5.22%        5.39%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        22.03%           22.76%           26.55%           26.09%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         7.94%            8.39%            8.44%            8.81%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                     3.76%            4.10%            4.05%            4.40%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND

(Formerly the ASAF Janus Capital Growth Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Goldman Sachs Concentrated Growth Fund's Class A shares had an NAV total return of 12.60% compared with a return of 20.79% for the S&P 500 Index. Goldman Sachs assumed management of the Fund on November 11, 2002, a few weeks after the beginning of its fiscal year. The remarks below apply to the Fund's performance under Goldman Sachs' management.

Holdings in the dollar store industry, including Family Dollar Stores, Inc. and Dollar Tree Stores, Inc., performed well. Family Dollar operates a chain of self-service retail discount stores that attract cost-conscious consumers. Store profits are high due to Family Dollar's inexpensive locations. It plans to expand aggressively in urban markets where it already has had success. In the travel/leisure industry, Cendant Corp. and Starwood Hotels and Resorts enhanced the Fund's results. Although the downturn in its travel businesses slowed Cendant's growth, its diverse business lines, including brands such as Coldwell Banker and Century 21, mitigated this weakness as unusually low interest rates drove a housing boom.

Several media holdings detracted from the Fund's return, including Viacom, Inc.; Westwood One, Inc.; and Entravision Communications Corp. Their earnings suffered because the sluggishness of many local economies hurt the market for local advertising. Although national advertising recently showed signs of strength, local advertising typically lags a national recovery. Goldman Sachs believes that these firms are positioned to benefit when local economies improve. Positions in Pfizer, Inc. and Eli Lilly Co. were affected by poor earnings. Pharmaceutical stocks generally suffered from the lack of new drugs in late stage pipelines and potential legislation to permit the reimportation of drugs from low-price markets.

(LINE GRAPH)

                                                              ASAF GOLDMAN SACHS CONCENTRATED
                                                                        GROWTH FUND                       S&P 500 INDEX
                                                              -------------------------------             -------------
July 1997                                                                 9425.00                           10000.00
                                                                          9610.47                            9623.83
                                                                          9714.37                           10355.30
                                                                         11608.20                           11789.30
                                                                         12952.50                           11929.20
Oct. 1998                                                                12183.10                           11741.40
                                                                         16706.30                           13720.70
                                                                         17543.30                           14360.80
                                                                         16917.70                           14337.10
Oct. 1999                                                                18574.80                           14752.80
                                                                         21779.10                           15137.30
                                                                         22066.60                           15812.90
                                                                         20375.70                           15622.20
Oct. 2000                                                                19276.50                           15650.30
                                                                         16985.30                           15002.00
                                                                         14119.20                           13763.30
                                                                         12301.50                           13386.30
Oct. 2001                                                                10517.60                           11757.30
                                                                         10813.50                           12584.00
                                                                          9570.64                           12029.20
                                                                          8192.53                           10227.20
Oct. 2002                                                                 8251.72                            9982.29
                                                                          7735.98                            9689.16
                                                                          8353.17                           10429.50
                                                                          8809.72                           11314.30
Oct. 2003                                                                 9291.64                           12057.50

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  12.60%        6.08%       11.94%        5.94%       11.99%        9.81%       11.93%        8.73%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -5.27%       -6.39%       -5.77%       -6.29%       -5.80%       -5.99%       -5.77%       -6.06%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -0.23%       -1.16%       -0.70%       -0.87%       -0.75%       -0.91%       -0.69%       -0.62%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                         8.17%            8.18%           12.08%           11.01%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                        -6.46%           -6.38%           -6.06%           -6.15%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                    -1.97%           -1.68%           -1.70%           -1.44%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 10

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO CAPITAL INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF INVESCO Capital Income Fund's Class A shares had an NAV total return of 13.91% compared with a return of 20.79% for the S&P 500 Index.

Despite the somewhat choppy economic recovery, the broad market posted substantial gains during the Fund's fiscal year. The major market indexes rallied during the fourth quarter of 2002, but were volatile in the first half of 2003 as geopolitical tensions in Iraq escalated. In the final months of the Fund's reporting period, the markets continued to advance in response to a strengthening economy and better-than-expected corporate earnings reports. Against this backdrop, the Fund underperformed the broad market, as represented by the S&P 500 Index.

Positions in the consumer staples sector, especially in beverage stocks, detracted from the Fund's performance. Pharmaceutical exposure also hurt, as the shares of several large drug companies held by the Fund were affected when continued concerns about pricing pressure caused general weakness in drug stocks.

The Fund's technology stocks made the largest positive contribution to its return. At the beginning of the period, the Fund's technology weighting was minimal. During the first half of 2003, investors focused on technology companies that had poor or no earnings. As the summer of 2003 progressed, INVESCO selectively increased the Fund's exposure to technology, focusing on the quality companies whose share prices had fallen to attractive valuation levels. When investors began to shift their focus in the technology sector to companies that had attractive earnings, the Fund was positioned to benefit. Financial holdings also helped the Fund's performance. The Fund's fixed income holdings performed well, as they appealed to investors during much of the year.

(LINE GRAPH)

                                                                ASAF INVESCO CAPITAL INCOME
                                                                            FUND                          S&P 500 INDEX
                                                                ---------------------------               -------------
July 1997                                                                    9425                              10000
                                                                          9868.86                             9623.8
                                                                          10444.2                            10355.3
                                                                          11316.9                            11789.3
                                                                            11186                            11929.2
Oct. 1998                                                                 11214.6                            11741.4
                                                                          12127.8                            13720.7
                                                                            12992                            14360.8
                                                                          13121.3                            14337.1
Oct. 1999                                                                 13188.9                            14752.8
                                                                          13170.9                            15137.3
                                                                          13762.9                            15812.9
                                                                          13915.4                            15622.2
Oct. 2000                                                                 14422.3                            15650.3
                                                                          14528.2                              15002
                                                                          13757.2                            13763.3
                                                                          13452.8                            13386.3
Oct. 2001                                                                 12203.3                            11757.3
                                                                          12898.8                              12584
                                                                          12563.9                            12029.2
                                                                          11025.5                            10227.2
Oct. 2002                                                                 10627.4                            9982.29
                                                                            10448                            9689.16
                                                                          11022.7                            10429.5
                                                                          11744.4                            11314.3
Oct. 2003                                                                 12105.3                              12057

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  13.91%       7.31%        13.41%       7.41%        13.31%       11.13%       13.22%       10.05%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   1.54%       0.34%         1.05%       0.67%         1.04%        0.83%        1.04%        0.97%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               4.08%       3.10%         3.60%       3.46%         3.58%        3.42%        3.57%        3.72%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                         9.72%            9.79%           13.52%           12.59%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         0.70%            1.01%            1.20%            1.33%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                     2.55%            2.91%            2.87%            3.16%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF PIMCO TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF PIMCO Total Return Bond Fund's Class A shares had an NAV total return of 6.29% compared with a 4.90% return for the Lehman Brothers Aggregate Bond Index.

Reductions in short-term interest rates by the Federal Reserve (the Fed) in November 2002 and the European Central Bank in December 2002, additional tax cuts, and rising defense spending encouraged investment in riskier assets with higher potential returns. Corporate bonds -- particularly high yield issues commonly called "junk bonds" and BBB-rated debt securities -- performed well as companies continued to cut capital spending, limit stock buybacks, and repair balance sheets. Emerging market bonds benefited from generally improved credit fundamentals and from the growing number of institutional investors that included emerging markets in their asset allocations. Mortgage-backed securities also held up well, even though homeowners refinanced their mortgages at a fast pace.

Although declining interest rates pushed bond prices higher for most of the reporting period, U.S. bond yields jumped sharply (and bond prices tumbled) in July 2003. This occurred as investors realized that the Fed would probably not purchase longer-maturity U.S. Treasurys as previously expected, and that federal budget deficits were climbing rapidly. PIMCO substantially preserved the Fund's gains by positioning the Fund so that it was less sensitive to changes in the level of interest rates before bond yields climbed in July 2003.

Among the other factors that benefited the Fund's performance were its allocations to municipal bonds, Treasury Inflation Protected Securities (TIPS), emerging market bonds, and its securities selection in the mortgage-backed sector. Overall, the Fund had an underweight exposure to corporate bonds that detracted from its performance relative to the Lehman Index, but the Fund's returns were enhanced by its focus on BBB-rated corporate bonds, especially in the telecommunications and pipeline industries.

[LINE GRAPH]

                                                                ASAF PIMCO TOTAL RETURN BOND
                                                                            FUND                     LB AGGREGATE BOND INDEX
                                                                ----------------------------         -----------------------
July 1997                                                                 9575.00                            10000.00
                                                                          9803.42                            10206.60
                                                                         10103.20                            10489.70
                                                                         10104.80                            10571.70
                                                                         10281.80                            10785.40
Oct. 1998                                                                10664.90                            11158.20
                                                                         10805.10                            11335.40
                                                                         10674.80                            11234.10
                                                                         10490.80                            11051.90
Oct. 1999                                                                10606.10                            11215.90
                                                                         10580.50                            11124.10
                                                                         10812.60                            11374.20
                                                                         11059.80                            11710.60
Oct. 2000                                                                11309.10                            12034.20
                                                                         11839.30                            12663.40
                                                                         11909.80                            12783.50
                                                                         12308.10                            13198.20
Oct. 2001                                                                12828.80                            13788.50
                                                                         12710.50                            13620.60
                                                                         12857.10                            13786.80
                                                                         12973.60                            14193.20
Oct. 2002                                                                13335.20                            14599.50
                                                                         13757.60                            14910.60
                                                                         14095.00                            15229.60
                                                                         13795.20                            14961.70
Oct. 2003                                                                14156.20                            15315.80

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.
                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  6.29%         1.78%       5.71%        -0.29%       5.81%         3.73%       5.80%         2.45%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  5.83%         4.91%       5.32%         4.99%       5.35%         5.13%       5.34%         5.38%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              6.44%         5.70%       5.89%         5.77%       5.90%         5.73%       5.92%         6.10%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                         2.48%            0.43%            4.45%            3.09%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         4.93%            5.03%            5.15%            5.40%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                     5.90%            5.98%            5.94%            6.30%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 12

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PBHG SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF PBHG Small-Cap Growth Fund's Class A shares had an NAV total return of 39.93% compared with 43.37% for the Russell 2000 Index.

The reporting period began with fluctuating stock prices reacting to a struggling economy and escalating tensions in Iraq. However, the reporting period ended on a strong note after small-cap growth stocks, which respond most readily to accelerating economic activity, rallied in anticipation of recovering earnings.

The Fund's allocation to aggressive growth stocks included an exposure to the technology sector at levels considerably greater than its benchmark index. These holdings, such as SanDisk Corp., a maker of flash memory devices for the consumer electronics market, provided the largest contribution to the Fund's performance. Meanwhile, Pilgrim Baxter eliminated holdings such as PEC Solutions and Tradestation that experienced significant reductions in their earnings guidance. Both positions had hurt the Fund's relative performance.

Part of the Fund is invested in a more price-sensitive manner, according to a "growth-at-a-reasonable-price" strategy. The return on these holdings was reduced by results in the energy sector. Despite this underperformance, Pilgrim Baxter continued to increase the Fund's exposure to this sector as it believed valuations remained attractive and industry supply fundamentals remained strong. This portion of the Fund also lagged its benchmark index because it was not exposed to biotechnology stocks, which already had high valuations. Several new drug approvals spurred some strong stock performances above these already expensive levels.

Certain transportation holdings also negatively affected the Fund's performance, including Atlantic Coast Airlines, a regional carrier that lost its relationship with United Airlines. Pilgrim Baxter sold the Fund's position in the stock.

[LINE GRAPH]

                                                                 ASAF PBHG SMALL-CAP GROWTH
                                                                       FUND: $11,049               RUSSELL 2000 INDEX: $13,809
                                                                 --------------------------        ---------------------------
July 1997                                                                 9425.00                            10000.00
                                                                          9368.45                            10495.80
                                                                          9679.48                            10442.50
                                                                         10433.50                            11740.40
                                                                          9245.93                            10229.30
Oct. 1998                                                                 8576.75                             9250.83
                                                                         10395.80                            10475.70
                                                                         12120.50                            10653.40
                                                                         12648.40                            10888.00
Oct. 1999                                                                16107.30                            10626.90
                                                                         23668.70                            12334.30
                                                                         18499.50                            12615.60
                                                                         18319.60                            12500.10
Oct. 2000                                                                16378.70                            12475.90
                                                                         14220.20                            12789.60
                                                                         11474.60                            12255.10
                                                                         11304.20                            12287.00
Oct. 2001                                                                10452.10                            10891.70
                                                                         11645.00                            12329.10
                                                                         11133.80                            13073.30
                                                                          8056.83                            10080.40
Oct. 2002                                                                 7895.88                             9632.79
                                                                          7545.58                             9633.19
                                                                          8113.63                            10359.90
                                                                          9798.84                            12410.20
Oct. 2003                                                                11048.60                            13808.50

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  39.93%       31.86%       39.24%       33.24%       39.19%       36.83%       39.24%       36.72%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   5.20%        3.95%        4.70%        4.36%        4.67%        4.46%        4.65%        4.67%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               2.57%        1.61%        2.07%        1.93%        2.09%        1.93%        2.07%        2.19%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        27.09%           28.29%           31.90%           31.64%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         3.47%            3.87%            3.97%            4.20%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 7/28/97                                     0.13%            0.46%            0.45%            0.71%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF ALLIANCE GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Alliance Growth Fund's Class A shares had an NAV total return of 12.69% compared with a return of 20.79% for the S&P 500 Index.

The eventual onset and apparent resolution of the conflict in Iraq assisted in dispelling some of investors' uncertainties. United States economic data also improved during the period. Tax incentives, coupled with 40-year lows in interest rates, provided fiscal stimulus that assisted in increasing consumer and business spending. The equity markets responded favorably to the encouraging company profits and earnings reports.

The Fund's consumer discretionary holdings were primarily responsible for its underperformance. Media/advertising stocks Viacom and Clear Channel Communications, as well as the Fund's position in retailer Home Depot, detracted from its return. In healthcare, a position in Tenet Healthcare Corp. had the largest single negative impact on the Fund as controversies about its Medicare billing practices pulled down its share price. Cardinal Health and Johnson & Johnson also were significant detractors. The Fund benefited from an overall de-emphasis of the healthcare sector, which lagged the broad market. However, some positions, including Amgen, Wyeth, and UnitedHealth Group, were among the greatest contributors to the Fund's performance. Technology stocks, including Intel, Cisco, Dell, and VERITAS Software, were also among the top contributors. Smaller-capitalization stocks with highly variable earnings led the sector's rally. As a result, the Fund's performance was constrained by its strategic commitment to owning only companies with strong potential for sustainable growth. In the financial sector, positions in MBNA, Citigroup, Merrill Lynch, J.P. Morgan, Lehman Brothers, Progressive, and Travelers had above-average returns.

[LINE GRAPH]

                                                                    ALLIANCE GROWTH FUND                  S&P 500 INDEX
                                                                    --------------------                  -------------
Dec. 1997                                                                 9425.00                            10000.00
                                                                          9698.33                            10110.00
                                                                         10772.80                            11510.10
                                                                         10810.50                            11646.60
Oct. 1998                                                                 9839.70                            11463.30
                                                                         12271.40                            13395.70
                                                                         11734.10                            14020.70
                                                                         12384.50                            13997.50
Oct. 1999                                                                12855.70                            14403.40
                                                                         15887.20                            14778.80
                                                                         17159.70                            15438.40
                                                                         16822.30                            15252.20
Oct. 2000                                                                15357.00                            15279.60
                                                                         14082.70                            14646.60
                                                                         12308.90                            13437.30
                                                                         11470.40                            13069.30
Oct. 2001                                                                10180.40                            11478.80
                                                                         10728.70                            12286.00
                                                                          9857.90                            11744.30
                                                                          8320.63                             9984.91
Oct. 2002                                                                 8299.13                             9745.85
                                                                          7568.12                             9459.67
                                                                          8395.88                            10182.50
                                                                          8901.14                            11046.30
Oct. 2003                                                                 9352.64                            11771.90

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  12.69%        6.23%       12.05%        6.05%       11.95%        9.78%       11.94%        8.73%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -1.01%       -2.18%       -1.51%       -1.94%       -1.52%       -1.73%       -1.52%       -1.66%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             -0.13%       -1.14%       -0.58%       -0.94%       -0.64%       -0.81%       -0.62%       -0.55%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                         9.15%            9.25%           13.14%           12.16%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                        -2.64%           -2.39%           -2.13%           -2.09%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 12/31/97                                   -2.11%           -1.91%           -1.74%           -1.50%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 14

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Alliance Growth and Income Fund's Class A shares had an NAV total return of 23.74% compared with a return of 20.79% for the S&P 500 Index.

Nearly unprecedented levels of monetary and fiscal policy stimulus appear to have achieved their main objective of arresting last year's concern about deflation and recession. The flow of mostly positive economic and corporate news has buoyed stock prices as investors appear to have acquired a more normal appetite for risk taking than they exhibited last year. This, in conjunction with improved corporate profits, has moved the market smartly higher.

The Fund's strong performance came largely from technology holdings (e.g., Juniper Networks, VERITAS Software, and Marvell Technology) and from capital markets financial holdings such as J.P. Morgan Chase. Investments that detracted from performance were primarily healthcare related, as increased market confidence in the economic recovery directed attention toward stocks that respond more to the pace of economic activity. The politicized discussion about the cost of healthcare also contributed to healthcare stocks' underperformance.

Late last year, the Fund's investment methodology, which seeks to find in the market investment opportunities that offer the best combination of value and quality, identified the more volatile stocks as the cheapest opportunity in an extremely risk-averse market. Alliance increased the Fund's exposure to these securities. As investor confidence improved this year, many of these stocks witnessed explosive share price performance. At period-end, the Fund's investment disciplines suggest that the value opportunity has migrated in many cases to large, global franchise companies with solid fundamental prospects. The Fund has accordingly structured its holdings more conservatively than a year ago.

[LINE GRAPH]

                                                              ASAF ALLIANCE GROWTH AND INCOME
                                                                            FUND                          S&P 500 INDEX
                                                              -------------------------------             -------------
Dec. 1997                                                                    9425                              10000
                                                                          9641.78                              10110
                                                                            10490                            11510.1
                                                                          10055.2                            11646.6
Oct. 1998                                                                 9941.77                            11463.3
                                                                          10957.3                            13395.7
                                                                          11800.9                            14020.7
                                                                          11751.2                            13997.5
Oct. 1999                                                                 11703.7                            14403.4
                                                                          11713.2                            14778.8
                                                                          12273.3                            15438.4
                                                                          12168.8                            15252.2
Oct. 2000                                                                 13061.1                            15279.6
                                                                          13840.7                            14646.6
                                                                          13810.9                            13437.3
                                                                          13642.4                            13069.3
Oct. 2001                                                                 12125.5                            11478.8
                                                                          12513.1                              12286
                                                                          12279.7                            11744.3
                                                                          10067.3                            9984.91
Oct. 2002                                                                 9701.94                            9745.85
                                                                          9620.75                            9459.67
                                                                            10392                            10182.5
                                                                          11508.4                            11046.3
Oct. 2003                                                                 12005.7                            11771.9

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  23.74%       16.67%       23.06%       17.06%       23.09%       20.92%       23.11%       20.19%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   3.84%        2.63%        3.31%        2.96%        3.34%        3.12%        3.30%        3.29%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97              4.24%        3.18%        3.75%        3.46%        3.74%        3.56%        3.72%        3.88%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        21.84%           22.75%           26.46%           25.89%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         3.30%            3.65%            3.81%            3.99%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 12/31/97                                    2.54%            2.82%            2.93%            3.24%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND
(Formerly the ASAF Janus Overseas Growth Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF William Blair International Growth Fund's Class A shares had an NAV total return of 30.57% compared with the 27.03% for the MSCI EAFE Index. William Blair assumed management of the Fund on November 11, 2002, a few weeks after the beginning of the fiscal year. The remarks below apply to the Fund's performance under William Blair's management.

Global equity market returns during the reporting period were broadly driven by economic growth prospects. Led by the Chinese boom, Asian markets performed best, followed by the U.S. stock market. The European market lagged significantly. Most currencies strengthened against the U.S. dollar, with the largest gains posted by the Australian dollar, the Canadian dollar, and South American currencies.

The Fund's relative performance benefited from an allocation that favored the Pacific Rim. Its best performing areas were Japan, Hong Kong, other Asian markets, and Australia. From the perspective of sector analysis, technology and consumer cyclical stocks (including retailing and consumer electronics) were the best contributors to the Fund's return during the reporting period.

As for individual securities, contributions to the Fund reflected trends and prospects for earnings growth. One of the Fund's best performers was Research in Motion, producer of the Blackberry wireless device, which made significant progress in solidifying its leadership position with new products and distribution deals. Among the Fund's other good performers were Nitto Denko, a Japanese manufacturer of largely technology-related materials and chemicals, and Techtronic Industries, which continues to gain share in the tool market with its Ryobi and Ridgid brands. Meanwhile, disappointing stocks held by the Fund mainly fell into the category of "soft" cyclicals that were hurt by persistent sluggish demand (Group 4 Falck and Pearson) or company-specific execution problems.

                                                              ASAF WILLIAM BLAIR INTERNATIONAL
                                                                        GROWTH FUND                      MSCI EAFE INDEX
                                                              --------------------------------           ---------------
December 1997                                                             9425.00                            10000.00
                                                                          9443.85                            10457.00
                                                                         10414.60                            11561.70
                                                                         11187.50                            11709.60
Oct. 1998                                                                 9943.38                            10980.00
                                                                         11366.50                            11960.90
                                                                         11328.90                            12655.80
                                                                         11998.00                            12842.60
Oct. 1999                                                                13242.10                            13508.50
                                                                         19142.20                            14265.20
                                                                         19264.70                            14416.90
                                                                         18058.30                            14002.70
Oct. 2000                                                                16277.00                            13119.50
                                                                         14998.20                            13069.30
                                                                         12834.70                            12066.90
                                                                         11209.50                            10961.60
Oct. 2001                                                                 9692.08                             9847.77
                                                                         10083.70                             9725.99
                                                                         10220.70                            10391.70
                                                                          8536.86                             9107.47
Oct. 2002                                                                 8037.57                             8546.17
                                                                          7528.49                             8273.94
                                                                          7978.83                             8702.76
                                                                          9124.26                             9682.30
Oct. 2003                                                                10494.90                            10857.80

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.
                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  30.57%       23.08%       30.02%       24.02%       29.95%       27.68%       30.02%       27.28%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   1.09%       -0.10%        0.58%        0.18%        0.60%        0.39%        0.60%        0.51%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97              1.86%        0.83%        1.36%        1.03%        1.39%        1.22%        1.36%        1.47%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        19.49%           20.10%           23.90%           23.26%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                        -0.60%           -0.34%           -0.11%           -0.01%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 12/31/97                                   -0.49%           -0.31%           -0.10%            0.13%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 16

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MARSICO CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Marsico Capital Growth Fund's Class A shares had an NAV total return of 22.44% compared with a return of 20.79% for the S&P 500 Index.

The largest contributors to the Fund's performance were positions in the consumer discretionary sector, which was one of the Fund's larger emphases, and companies that develop pharmaceuticals. Taken together, the Fund's consumer discretionary holdings appreciated by approximately 39% during the year. In that sector, Marsico had substantial gains on consumer durables, retailing, hotels, restaurants, and leisure stocks. Three individual positions that performed particularly well were home-building company Lennar Corp., Four Seasons Hotels, and specialty retailer Tiffany & Co.

The Fund's holdings in the drug and biotechnology industries gained, on average, 36% over the year, considerably more than the 3% rise of these industry components in the S&P 500 Index. This performance was primarily driven by a position in Genentech, which gained 109% over the Fund's reporting period. Amgen shares also made a notable contribution.

Although some technology holdings, including Intel and Cisco Systems, were significant contributors, several positions in the sector detracted from return. These included Microsoft, Hewlett-Packard, VERITAS Software, BEA Systems, Intuit, and Nokia, all of which were sold from the Fund. Taken individually, none had a significant impact. The Fund's capital goods holdings lagged the comparable sector of the S&P 500 Index. Of the largest capital goods detractors, Marsico sold the Fund's position in General Dynamics, but continued to hold Lockheed Martin at period-end.

                                                                ASAF MARSICO CAPITAL GROWTH
                                                                            FUND                          S&P 500 INDEX
                                                                ---------------------------               -------------
August 1998                                                                9425.00                           10000.00
                                                                           9538.10                           11505.10
                                                                          11950.80                           13444.50
                                                                          12837.40                           14071.80
                                                                          12922.30                           14048.50
Oct. 1999                                                                 13752.30                           14455.90
                                                                          15818.00                           14832.60
                                                                          15997.20                           15494.60
                                                                          15459.60                           15307.80
Oct. 2000                                                                 15044.60                           15335.30
                                                                          14167.40                           14700.00
                                                                          12743.10                           13486.30
                                                                          12016.80                           13116.90
Oct. 2001                                                                 10526.50                           11520.70
                                                                          11630.10                           12330.70
                                                                          11875.30                           11787.10
                                                                          10017.10                           10021.30
Oct. 2002                                                                 10045.40                            9781.37
                                                                           9253.11                            9494.15
                                                                           9969.97                           10219.60
                                                                          11243.30                           11086.50
Oct. 2003                                                                 12299.80                           11814.80

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  22.44%       15.40%       21.96%       15.96%       21.88%       19.61%       21.90%       18.95%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   5.22%        3.97%        4.70%        4.37%        4.67%        4.46%        4.67%        4.69%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98               5.25%        4.06%        4.74%        4.42%        4.70%        4.50%        4.69%        4.87%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        11.15%           11.25%           15.22%           14.21%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         3.22%            3.56%            3.67%            3.90%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 8/19/98                                     2.55%            2.87%            3.00%            3.35%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Neuberger Berman Mid-Cap Growth Fund's Class A shares had an NAV total return of 22.86% compared with a return of 30.61% for the S&P 400 Index.

During economic recoveries, smaller and more highly leveraged companies tend to outperform the market averages. This year, they led the market rebound. The Fund fell behind its benchmark index over the fiscal year primarily because its holdings consisted of more stable businesses.

At the end of January 2003, the Fund was invested in companies with steady earnings growth, strong sales growth, high free cash flow, high return on equity, and relatively unleveraged balance sheets. Neuberger Berman emphasized sectors that it believed to be less susceptible to the economic cycle, such as consumer staples and energy. At the beginning of the second quarter of 2003, the defensive nature of the holdings caused performance to fall behind the Fund's benchmark. For example, technology companies that Neuberger Berman thought would perform well even if technology spending did not improve significantly underperformed more cyclical technology stocks. In May, Neuberger Berman began repositioning the Fund more optimistically. The Fund's technology holdings made the largest absolute sector contribution to its return even though they failed to keep up with the technology sector in the S&P 400 Index. The Fund's industrial stocks, particularly its education holdings, performed particularly well compared to the Fund's benchmark.

                                                               ASAF NEUBERGER BERMAN MID-CAP
                                                                        GROWTH FUND                       S&P 400 INDEX
                                                               -----------------------------              -------------
8/31/1998                                                                    9425                              10000
                                                                          11121.5                            11910.4
                                                                          14040.6                            13470.1
                                                                          13726.5                            14155.6
                                                                          14116.8                            14659.5
10/31/1999                                                                15439.9                              14419
                                                                          21094.2                              15624
                                                                          22217.5                            17484.7
                                                                          22522.1                            17796.8
10/31/2000                                                                22883.8                              18984
                                                                          19628.3                            19314.7
                                                                          16572.7                            18718.2
                                                                          15201.9                            18793.4
10/31/2001                                                                12869.8                              16621
                                                                          13526.6                            18683.1
                                                                          13155.3                            19948.8
                                                                            10271                              16413
10/31/2002                                                                10118.8                            15823.8
                                                                          9604.72                            15583.3
                                                                            10271                            16453.9
                                                                          11384.8                            18684.8
10/31/2003                                                                12431.9                            20669.1

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  22.86%       15.78%       22.31%       16.31%       22.31%       20.03%       22.21%       19.27%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   2.25%        1.05%        1.75%        1.37%        1.73%        1.53%        1.72%        1.66%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98               5.47%        4.27%        4.94%        4.62%        4.94%        4.74%        4.92%        5.11%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        10.54%           10.78%           14.62%           13.60%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         2.44%            2.79%            2.94%            3.10%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 8/19/98                                     2.38%            2.71%            2.86%            3.20%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Neuberger Berman Mid-Cap Value Fund's Class A shares had an NAV total return of 28.36% compared with a return of 30.61% for the S&P 400 Index.

Over this time period, mid-cap stocks performed better than large caps but not as well as small caps, with growth stocks gaining more than value stocks. Increasing economic confidence during the period led to a rise in risk-taking by investors. The technology sector led the market, but the Fund was light in technology for most of the 12-month period. Only a very small percentage of technology stocks meet the Fund's criteria for value investments. Neuberger Berman believes shares in the technology sector are overpriced, even allowing for optimistic assumptions regarding economic and earnings recoveries. Although the Fund's underweight of technology held down its performance during this period, Neuberger Berman believes it will benefit the Fund's returns in the future.

The Fund's holdings in the consumer discretionary and financial sectors accounted for roughly half of its return over this reporting period. Healthcare, industrials, energy, and information technology stocks also contributed significantly. The Fund's financial holdings made a large contribution to its return. Its thrifts/mortgage finance holdings performed strongly, but its regional banks and insurance/reinsurance companies were mixed. Its insurance stocks appreciated little in this market, despite what Neuberger Berman believes to be excellent business fundamentals. The Fund's property/casualty insurance companies have strong earnings, insurance premium growth, favorable pricing, and excellent profitability. Neuberger Berman is patiently waiting for the market to react to their strong fundamentals.

[LINE GRAPH]

                                                               ASAF NEUBERGER BERMAN MID-CAP
                                                                         VALUE FUND                       S&P 400 INDEX
                                                               -----------------------------              -------------
Aug. 1998                                                                 9425.00                            10000.00
                                                                          9641.78                            11910.40
                                                                         10350.90                            13470.10
                                                                         11456.90                            14155.60
                                                                         11693.20                            14659.50
Oct. 1999                                                                10804.60                            14419.00
                                                                         11296.20                            15624.00
                                                                         11296.20                            17484.70
                                                                         12903.10                            17796.80
Oct. 2000                                                                14096.20                            18984.00
                                                                         14384.40                            19314.70
                                                                         14616.60                            18718.20
                                                                         14597.30                            18793.40
Oct. 2001                                                                12914.10                            16621.00
                                                                         14441.00                            18683.10
                                                                         15142.50                            19948.80
                                                                         13417.80                            16413.00
Oct. 2002                                                                12745.50                            15823.80
                                                                         12706.50                            15583.30
                                                                         13261.90                            16453.90
                                                                         14937.90                            18684.80
Oct. 2003                                                                16360.60                            20669.10

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  28.36%       20.97%       27.83%       21.83%       27.73%       25.45%       27.79%       24.99%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  11.15%        9.85%       10.62%       10.35%       10.62%       10.40%       10.58%       10.73%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              11.19%        9.93%       10.65%       10.40%       10.65%       10.44%       10.62%       10.89%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        15.64%           16.12%           19.84%           19.12%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                                                         8.74%            9.20%            9.30%            9.59%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 8/19/98                                     8.53%            8.99%            9.06%            9.48%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF MFS GROWTH WITH INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF MFS Growth with Income Fund's Class A shares had an NAV total return of 13.21% compared with a return of 20.79% for the S&P 500 Index.

The Fund's technology, financial services, and retailing holdings made the largest contributions to its return. Cisco led the technology holdings. Its cost cutting surprised investors with better-than-expected earnings. Other technology stocks that performed well were semiconductor manufacturer Analog Devices, storage software supplier VERITAS, and software firm Oracle. In financial services, Citigroup's stock had been depressed by investment banking scandals, the possibility of a leftist government in Brazil, and a sluggish U.S. economy. It rebounded in 2003 when these concerns were alleviated. Home Depot was the strongest retailing stock as its sales through the end of October 2003 exceeded many analysts' expectations. Biotechnology company Genentech's stock rose on better-than-expected test results from a developmental drug for colorectal cancer and positive expectations for its strong pipeline.

Negative factors affecting the Fund's return included pharmaceutical companies such as Schering-Plough, which was plagued by patent expirations, patent challenges from generic drug manufacturers, changes in Medicare pricing, and perceptions of thin new drug pipelines. Johnson & Johnson disappointed primarily because of investor concerns about its new heart stents and weaker-than-expected revenues. Tenet Healthcare's stock price fell as the company struggled with corporate governance and Medicare billing issues. Regional Bell operating companies (RBOCs) lagged the market. Their regulatory environment did not improve as expected and their wireline businesses continued to decline. Many investors feared that telephone number portability might increase the rate at which their customers change providers, driving up costs. Freddie Mac's senior management was ousted because of questionable business practices, Viacom's local advertising revenues fell below expectations, and Microsoft faced concerns about its growth prospects and lingering litigation.

[LINE GRAPH]

                                                                ASAF MFS GROWTH WITH INCOME
                                                                            FUND                          S&P 500 INDEX
                                                                ---------------------------               -------------
Nov. 1999                                                                 9425.00                            10000.00
                                                                          9406.15                            10260.60
                                                                          9764.30                            10718.60
                                                                          9736.03                            10589.30
Oct. 2000                                                                10113.00                            10608.30
                                                                          9764.30                            10168.90
                                                                          9142.25                             9329.28
                                                                          8605.03                             9073.76
Oct. 2001                                                                 7719.08                             7969.53
                                                                          8058.38                             8529.92
                                                                          7747.35                             8153.83
                                                                          6644.63                             6932.34
Oct. 2002                                                                 6493.83                             6766.37
                                                                          6220.50                             6567.68
                                                                          6616.35                             7069.49
                                                                          7031.05                             7669.24
Oct. 2003                                                                 7351.50                             8172.99

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  13.21%        6.70%       12.50%        6.50%       12.67%       10.52%       12.52%        9.33%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99              -6.03%       -7.41%       -6.48%       -7.41%       -6.48%       -6.71%       -6.51%       -7.16%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        10.46%           10.64%           14.54%           13.58%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 11/1/99                                    -8.48%           -8.51%           -7.77%           -8.27%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 20

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Sanford Bernstein Managed Index 500 Fund's Class A shares had an NAV total return of 19.71% compared with a return of 20.79% for the S&P 500 Index.

Security selection within sectors detracted slightly from the Fund's return relative to its target index. Selection in the capital equipment sector was the largest contributor to the Fund's performance over the period, and selection in the medical area was the largest detractor.

Key holdings in the capital equipment sector included BF Goodrich (+91%), Cooper Industries (+74%), Caterpillar (+84%), and Eaton (+50%). In the technology sector, Corning (+487%), Cisco (+87%), Sanmina (+242%) and VERITAS Software (+137%) added significantly to the Fund's return. The five largest contributions to return (a function of both the size of the position and the rise in share price) came from Corning, Sears, Altria, Cisco, and Sanmina. The five largest detractors were J.P. Morgan, Federal Home Loan, EMC, Merrill Lynch, and Medimmune.

Overall, the Fund's sector weightings were generally close to those of the benchmark during the period, and differences in sector weights almost cancelled each other out completely. The largest positive contribution came from an overweight in the technology sector. The largest negative impact came from a small allocation to cash that hurt when the market rebounded. The Fund's underweight in the consumer cyclical sector also detracted from its return.

[LINE GRAPH]

                                                               ASAF SANFORD BERNSTEIN MANAGED
                                                                       INDEX 500 FUND                     S&P 500 INDEX
                                                               ------------------------------             -------------
Nov. 1999                                                                 9425.00                            10000.00
                                                                          9490.98                            10260.60
                                                                          9896.25                            10718.60
                                                                          9688.90                            10589.30
Oct. 2000                                                                 9651.20                            10608.30
                                                                          9356.00                            10168.90
                                                                          8771.25                             9329.28
                                                                          8639.21                             9073.76
Oct. 2001                                                                 7686.63                             7969.53
                                                                          8195.93                             8529.92
                                                                          7979.01                             8153.83
                                                                          6743.49                             6932.34
Oct. 2002                                                                 6554.86                             6766.37
                                                                          6385.09                             6567.68
                                                                          6837.80                             7069.49
                                                                          7431.98                             7669.24
Oct. 2003                                                                 7846.97                             8172.99

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  19.71%       12.89%       19.12%       13.12%       19.12%       16.92%       19.15%       16.13%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99              -4.48%       -5.88%       -4.95%       -5.83%       -4.95%       -5.18%       -4.98%       -5.55%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        15.81%           16.20%           20.06%           19.30%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 11/1/99                                    -7.21%           -7.20%           -6.50%           -6.94%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF STRONG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Strong International Equity Fund's Class A shares had an NAV total return of 19.84% compared with 27.03% for the MSCI EAFE Index.

All major international equity markets posted double-digit returns in U.S. dollars for the reporting period. Performance was strongest among emerging markets that were beneficiaries of falling interest rates, the depreciation of the U.S. dollar, attractive valuations, and strong growth prospects relative to most developed markets. Over the course of the reporting period, Strong Capital Management increased the Fund's exposure to Asian issues, focusing on the benefits of China's rapid expansion on regional trade and development, as well as on restructuring efforts in Japan.

The European markets posted less dramatic returns in local currencies, reflecting the struggling regional economic environment. Rising currency values helped boost returns for U.S. dollar-based investors. Many stocks that performed best in the period were those that suffered the most during the market declines of the previous years, notably among financial services and technology sectors. The Fund was underweight in these sectors during the period, contributing to the Fund's underperformance of the benchmark.

It is also important to note that small-capitalization stocks and lower-quality stocks sharing attributes such as highly leveraged balance sheets and volatile earnings results dominated the global market rally over the past year. Strong's investment discipline emphasizes large-capitalization companies with higher quality attributes, such as solid balance sheets and consistent growth in earnings. Therefore the Fund did not participate as dramatically in the market's recovery.

[LINE GRAPH]

                                                              ASAF STRONG INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                              --------------------------------           ---------------
Nov. 1999                                                                 9425.00                            10000.00
                                                                          9727.00                            10560.10
                                                                          9698.33                            10672.40
                                                                          9321.33                            10365.80
Oct. 2000                                                                 8303.43                             9712.02
                                                                          7917.00                             9674.83
                                                                          6748.30                             8932.79
                                                                          6418.43                             8114.59
Oct. 2001                                                                 5749.25                             7290.04
                                                                          5541.90                             7199.89
                                                                          5739.83                             7692.69
                                                                          5014.10                             6742.02
Oct. 2002                                                                 4655.95                             6326.50
                                                                          4561.70                             6124.98
                                                                          4778.48                             6442.42
                                                                          5174.33                             7167.55
Oct. 2003                                                                 5579.60                             8037.75

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  19.84%       12.98%       19.51%       13.51%       19.59%       17.37%       19.51%       16.49%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99             -12.29%      -13.58%      -12.66%      -13.81%      -12.74%      -12.96%      -12.66%      -13.63%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        10.78%           10.84%           14.69%           13.76%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 11/1/99                                   -14.87%          -15.18%          -14.27%          -15.02%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 22

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF DeAM Small-Cap Growth Fund's Class A shares had an NAV total return of 44.16% compared with a return of 43.37% for the Russell 2000 Index.

This was the best performing 12-month period for small-cap growth stocks since February 2000, as measured by the Russell 2000 Growth Index. Small-cap stocks significantly outperformed large caps, although both posted very strong gains. Growth stocks slightly outperformed value in the Russell 2000 universe. Strong economic news and indications that the Federal Reserve would act to keep interest rates low fueled the markets, which were led by a rebound of telecommunications and technology hardware stocks.

The Fund's basic strategy is to avoid taking overweight or underweight sector positions relative to the Russell 2000 Growth Index. DeAM tries to have stock selection within each sector determine relative performance. In this reporting period, selection within the capital goods sector contributed most. Benchmark Electronics, an electronics manufacturer, was the largest contributor. Selection in the energy sector also was good.

Poor selection among telecommunication services stocks detracted from relative performance. The Fund's average underweights in Sonus Networks and Western Wireless had the largest impact, as both significantly outperformed their peers. Sonus Networks provides infrastructure solutions for voice-over Internet technology and Western Wireless provides wireless services.

                                                                 ASAF DEAM SMALL-CAP GROWTH
                                                                            FUND                        RUSSELL 2000 INDEX
                                                                 --------------------------             ------------------
Mar. 2000                                                                 9425.00                           10000.00
                                                                          7832.18                            8778.67
                                                                          7690.80                            8698.34
Oct. 2000                                                                 7615.40                            8681.51
                                                                          6418.43                            8899.79
                                                                          5438.23                            8527.82
                                                                          4910.43                            8550.04
Oct. 2001                                                                 4326.08                            7579.08
                                                                          4476.88                            8579.37
                                                                          4542.85                            9097.21
                                                                          3393.00                            7014.53
Oct. 2002                                                                 3308.18                            6703.09
                                                                          3270.48                            6703.36
                                                                          3562.65                            7209.02
                                                                          4231.83                            8635.78
Oct. 2003                                                                 4769.05                            9608.82

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  44.16%       36.02%       43.35%       37.35%       43.64%       41.41%       43.23%       40.81%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/00              -16.96%      -18.29%      -17.41%      -18.80%      -17.36%      -17.59%      -17.36%      -18.64%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        29.86%           30.56%           34.33%           34.28%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 3/1/00                                    -20.77%          -21.41%          -20.11%          -21.29%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF ALGER ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Alger All-Cap Growth Fund's Class A shares had an NAV total return of 22.54% compared with a return of 20.79% for the S&P 500 Index.

Small- and mid-cap growth stocks slightly outperformed value in an exceptionally strong year for equities. Investors were reassured by what appeared to be a swift and decisive allied victory in Iraq, better-than-expected first quarter profits, and continuing interest-rate cuts. The rise was sustained by upbeat earnings reports from large technology companies. After a September decline, positive momentum returned following an upbeat outlook from the Federal Reserve and news of the fastest gross domestic product (GDP) growth in 20 years.

The Fund benefited from strong stock selection in healthcare and telecommunication services. Yahoo! Inc., eBay Inc., and Amgen Inc. made the largest individual contributions. Alger believes that Yahoo! is well positioned to capitalize on the development of the Internet into a central information, communications, e-commerce, and entertainment medium. At the beginning of 2003, Alger expected Yahoo!'s share price to benefit from a faster acceleration of its core advertising revenue than most investors expected, and from its recently launched comparative shopping engine. eBay's global brand, critical mass, liquid marketplace, robust technology platform, and strong management team allow it to maintain dominant market leadership in all of its markets except Japan. Amgen's core biotechnology product franchises have continued to drive strong earnings growth. For 2003, we anticipated strong sales of Aranesp, Neulasta, and Enbrel. Product sales came in stronger than had been forecast. Positions in Biogen Inc., IDEC Pharmaceuticals Corp., and AmeriSource Bergen Corp. were the largest detractors from the Fund's return, but none approached the impact of the holdings discussed above.

Alliance/Bernstein Growth/Value

                                                               ASAF ALGER ALL-CAP GROWTH FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
Sep. 2000                                                                    9425                              10000
Oct. 2000                                                                 8868.93                            9432.22
                                                                          7884.25                             9041.5
                                                                          7147.76                            8294.97
                                                                          6949.47                            8067.78
Oct. 2001                                                                 6099.67                            7085.97
                                                                          6477.36                            7584.24
                                                                          6014.69                            7249.84
                                                                          4843.86                            6163.78
Oct. 2002                                                                 4692.78                             6016.2
                                                                          4437.84                            5839.54
                                                                          4900.51                            6285.72
                                                                          5400.95                            6818.97
Oct. 2003                                                                 5750.31                            7266.87

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  22.54%       15.56%       21.95%       15.95%       21.91%       19.68%       21.95%       19.00%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -14.58%      -16.18%      -15.03%      -16.41%      -14.98%      -15.25%      -15.03%      -16.17%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        11.37%           11.61%           15.15%           14.34%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 9/11/00                                   -18.48%          -19.24%          -17.53%          -18.58%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 24

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI ALL-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Gabelli All-Cap Value Fund's Class A shares had an NAV total return of 32.55% compared with a return of 20.79% for the S&P 500 Index.

After three years of waiting, Gabelli is seeing a revival in merger and acquisition activity here and abroad. The Fund was rewarded for Gabelli's patience when Dana Corp. received a hostile bid from ArvinMeritor and SPS Technologies was offered a 45% premium by Precision Castparts. These deals had a ripple effect, drawing attention to the value of some of the Fund's other auto part and aerospace component stocks. In addition, General Electric's purchase of Vivendi's entertainment assets called attention to the value of other entertainment companies, including the Fund's extensive holdings in Disney, News Corporation, Scripps, and Cablevision.

Classified advertising has always been a major contributor to newspaper publishers' profits. Over the last three years, the poor economy and rising unemployment reduced the revenues from help-wanted advertising by 50% from their peak of $8.7 billion in 2000. Help-wanted advertising has fallen to just 9% of newspaper company revenues in 2003 versus 18% in 2000. Gabelli believes corporate America is ready to start hiring again and that classified advertising will trend higher in the year ahead. This provides substantial earnings leverage for newspaper holdings Pulitzer, Knight Ridder, and Tribune. Gabelli believes broadcasting positions Meredith and Young Broadcasting will also benefit from election year political advertising spending and the Olympics in 2004.

[LINE GRAPH]

                                                              ASAF GABELLI ALL-CAP VALUE FUND             S&P 500 INDEX
                                                              -------------------------------             -------------
Sep. 2000                                                                 9425.00                           10000.00
Oct. 2000                                                                 9670.05                            9432.22
                                                                         10295.10                            9041.50
                                                                         10143.90                            8294.97
                                                                          9935.90                            8067.78
Oct. 2001                                                                 8678.55                            7085.97
                                                                          9293.05                            7584.24
                                                                          9321.41                            7249.84
                                                                          7364.48                            6163.78
Oct. 2002                                                                 7232.13                            6016.20
                                                                          7449.56                            5839.54
                                                                          7931.70                            6285.72
                                                                          8829.81                            6818.97
Oct. 2003                                                                 9586.11                            7266.87

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  32.55%       24.88%       31.93%       25.93%       31.93%       29.55%       31.97%       29.27%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00               0.54%       -1.34%        0.05%       -0.92%        0.05%       -0.27%        0.02%       -0.46%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        24.74%           25.84%           29.56%           28.99%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 9/11/00                                    -3.36%           -3.35%           -2.28%           -2.56%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
(Formerly the ASAF Janus Mid-Cap Growth Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Goldman Sachs Mid-Cap Growth Fund's Class A shares had an NAV total return of 25.89% compared with a return of 30.61% for the S&P 400 Index. Goldman Sachs assumed management of the Fund on November 11, 2002, a few weeks after the beginning of the fiscal year. The remarks below apply to the Fund's performance under Goldman Sachs' management.

The mid-cap growth market was led by a strong rally of the higher-risk, more speculative companies that had suffered the most in the last three years. Most of these companies do not meet our criteria for long-term growth investments, so the Fund trailed the overall mid-cap market despite its strong return.

The Fund's consumer discretionary holdings, notably Harman International Industries (high-end audio systems) performed well. Petco Animal Supplies and ITT Education Services also were among the largest contributors in the sector. Technology positions, led by Electronic Arts (computer games), also had a strong performance. However, holdings in the producer goods and services and consumer staples sectors posted more modest results. Stanley Works, a position in tool manufacturing, was among the largest detractors as the company faced competitive threats and a possible strike. Goldman Sachs sold this position.

Several media holdings, including Entercom Communication; Westwood One, Inc.; and Lamar Advertising Co., also hurt the Fund's return. They suffered because many local economies remain sluggish, hurting the market for local advertising. Although national advertising recently showed signs of strength, local advertising typically lags a national recovery. Goldman Sachs believes that these firms are positioned to benefit when local economies improve. In contrast, EchoStar Communications (satellite broadcasting) and Metro Goldwyn Mayer added significantly to performance. Goldman Sachs believes EchoStar is attractive because of its management quality, subscriber growth, recurring revenue stream, and competitive positioning.

[LINE GRAPH]

                                                                 ASAF GOLDMAN SACHS MID-CAP
                                                                        GROWTH FUND                       S&P 400 INDEX
                                                                 --------------------------               -------------
Sep. 2000                                                                 9425.00                           10000.00
Oct. 2000                                                                 9434.43                            9595.31
                                                                          8055.30                            9762.43
                                                                          5779.42                            9460.94
                                                                          4683.97                            9498.98
Oct. 2001                                                                 3815.17                            8400.93
                                                                          3739.62                            9443.24
                                                                          3626.30                           10083.00
                                                                          2965.26                            8295.83
Oct. 2002                                                                 2918.04                            7998.02
                                                                          2842.49                            7876.45
                                                                          3040.80                            8316.49
                                                                          3409.10                            9444.07
Oct. 2003                                                                 3673.52                           10447.00

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  25.89%       18.60%       25.49%       19.49%       25.16%       22.95%       25.16%       22.29%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -25.96%      -27.35%      -26.30%      -28.19%      -26.36%      -26.59%      -26.36%      -28.28%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        13.08%           12.94%           17.15%           15.98%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 9/11/00                                   -29.60%          -31.30%          -28.82%          -30.75%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 26

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO TECHNOLOGY FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF INVESCO Technology Fund's Class A shares had an NAV total return of 41.62% compared with a return of 20.79% for the S&P 500 Index.

Reversing the trend of the past several years, technology stocks rallied for much of the year, and outperformed the S&P 500 Index as investors began to expect economic recovery in the latter half of 2003 and into 2004. Strong earnings and positive guidance for estimates of future earnings sparked the technology market.

Nonetheless, for much of the year, the highest returns were among companies with poor or nonexistent earnings, including some INVESCO believes were at risk of bankruptcy. As confidence in the recovery grew, those low-quality stocks rose, producing some of the highest returns in the market over the Fund's reporting period. INVESCO typically underweights or altogether shuns these lower-tier companies. During this reporting period, such caution restrained the Fund's performance.

The Fund's holdings focused on the software and semiconductor industries. In the early part of its fiscal year, INVESCO began to increase exposure to more aggressive opportunities. This helped the Fund's return. The semiconductor industry was the largest contributor to performance over the reporting period. Shares of Intel performed particularly well. Communications equipment stocks also boosted performance, with Cisco Systems posting a double-digit gain.

Certain software stocks, such as Network Associates Inc., declined when the companies failed to meet analysts' expectations. On balance, the Fund's software holdings contributed to its return, but underperformed the broader market, as investors became nervous about the sustainability of earnings.

[LINE GRAPH]

                                                                ASAF INVESCO TECHNOLOGY FUND              S&P 500 INDEX
                                                                ----------------------------              -------------
Sep. 2000                                                                 9425.00                           10000.00
Oct. 2000                                                                 8736.98                            9432.22
                                                                          6796.39                            9041.50
                                                                          4738.60                            8294.97
                                                                          3974.00                            8067.78
Oct. 2001                                                                 3001.74                            7085.97
                                                                          3473.71                            7584.24
                                                                          2841.27                            7249.84
                                                                          2020.04                            6163.78
Oct. 2002                                                                 1859.57                            6016.20
                                                                          1840.69                            5839.54
                                                                          1982.28                            6285.72
                                                                          2284.34                            6818.97
Oct. 2003                                                                 2633.60                            7266.87

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  41.62%       33.49%       40.93%       34.93%       40.72%       38.29%       41.24%       38.77%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -33.42%      -34.66%      -33.99%      -36.40%      -33.91%      -34.12%      -33.83%      -36.50%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        38.67%           39.83%           42.86%           43.81%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 9/11/00                                   -37.63%          -40.52%          -37.07%          -39.76%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF PROFUND MANAGED OTC FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF ProFund Managed OTC Fund's Class A shares had an NAV total return of 52.17% compared with a return of 43.14% for the NASDAQ-100 Index.

U.S. equity markets started the fiscal year struggling with the possibility of war in Iraq. Then, the official conclusion to the war helped trigger a rally in stocks that continued through the rest of the period. Tax-law changes that reduced taxes on capital gains and dividend income, positive economic news, and better-than-expected corporate earnings helped fuel the rally.

The Fund is a passive leveraged index fund. It seeks daily investment results, before fees and expenses, that correspond to 125% of the daily performance of the NASDAQ-100 Index.

Primary factors affecting the Fund's performance included the cumulative effect of the daily performance of the NASDAQ-100 Index and the cumulative effect of the leverage employed by the Fund. Other factors include, but are not limited to dividends, fees, expenses, transaction costs, and short-term interest rates. The Fund's holdings are primarily based on the underlying constituents of the Index. Holdings also include Index futures and/or options on Index futures. Nine of the Fund's 10 largest equity holdings had positive returns. The strongest equity returns were from Nextel, Intel, and Cisco. The only negative performer among the top ten equity holdings was Microsoft.

[LINE GRAPH]

                                                                  ASAF PROFUND MANAGED OTC
                                                                            FUND                         NASDQ-100 INDEX
                                                                  ------------------------               ---------------
Sep. 2000                                                                    9425                              10000
Oct. 2000                                                                 7747.35                            8050.31
                                                                          5626.73                            6359.76
                                                                          3609.78                            4550.34
                                                                          3147.95                            4129.62
Oct. 2001                                                                 2384.53                            3347.51
                                                                          2761.53                            3802.57
                                                                           2148.9                            3132.59
                                                                          1489.15                            2360.06
Oct. 2002                                                                 1517.43                            2427.29
                                                                          1489.15                            2411.55
                                                                          1715.35                            2713.35
                                                                          2045.23                             3132.5
Oct. 2003                                                                 2309.13                            3474.25

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  52.17%       43.27%       51.88%       45.88%       51.25%       48.38%       51.88%       49.67%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -36.15%      -37.35%      -36.32%      -38.94%      -36.40%      -36.60%      -36.32%      -39.30%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        60.87%           63.23%           67.46%           67.46%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 9/11/00                                   -40.12%          -43.01%          -39.42%          -42.44%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Alliance/Bernstein Growth + Value Fund's Class A shares had an NAV total return of 18.69% compared with a return of 20.79% for the S&P 500 Index.

U.S. equities surged over the past few quarters, in large part because of data suggesting that manufacturing activity is improving. In addition, consumer confidence has remained relatively strong, and corporate earnings have shown steady gains. Finance stocks fared well with many of the Fund's holdings performing better still. Positions in National City, Washington Mutual, Golden West, FleetBoston Financial, and Wachovia added significantly to returns. National City rose on signs of significant credit improvement and better-than-expected earnings. Washington Mutual and Golden West reflected optimism about mortgage refinancing. FleetBoston Financial rose sharply on news of an attractive takeover offer from Bank of America, although the Fund's position in Bank of America fell, detracting from its performance. Retail holdings, including May Department Stores, Federated Department Stores, and Sears Roebuck, posted double-digit gains, benefiting from strong consumer spending. Technology stocks also have been among the Fund's top performers. Hewlett-Packard rose after announcing strength in its consumer-oriented businesses.

Utility stocks declined amid concerns about slower earnings and an investor preference for cyclical industries. Electric companies American Electric Power, PPL, and Sempra Energy detracted from returns. Wireless companies such as Sprint PCS and AT&T Wireless also faltered. Sprint PCS declined after announcing that it had added fewer new customers than expected. However, it reported strong revenues and lower costs. Alliance/Bernstein remains confident that it is on track to return to profitability. After several strong months, the consumer staples sector lagged the market in October. The Fund's position in Safeway detracted from returns when investors reacted to a potential strike in California. Alliance/Bernstein continues to find the stock attractive over the long term.

[LINE GRAPH]

                                                              ASAF ALLIANCE/BERNSTEIN GROWTH +
                                                                         VALUE FUND                       S&P 500 INDEX
                                                              --------------------------------            -------------
Mar. 2001                                                                  9425.00                           10000.00
                                                                          10141.30                           10093.90
                                                                           9896.25                            9817.42
Oct. 2001                                                                  9038.58                            8622.69
                                                                           9453.28                            9229.01
                                                                           8953.75                            8822.10
                                                                           7605.98                            7500.50
Oct. 2002                                                                  7464.60                            7320.92
                                                                           7228.98                            7105.94
                                                                           7794.48                            7648.88
                                                                           8407.10                            8297.78
Oct. 2003                                                                  8859.50                            8842.82

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  18.69%       11.90%       17.96%       11.96%       17.96%       15.77%       18.09%       15.04%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/01/01              -2.29%       -4.44%       -2.84%       -4.43%       -2.84%       -3.20%       -2.80%       -3.47%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        15.21%           15.52%           19.49%           18.70%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 3/01/01                                    -6.41%           -6.48%           -5.11%           -5.50%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF INVESCO HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF INVESCO Health Sciences Fund's Class A shares had an NAV total return of 11.91% compared with a return of 20.79% for the S&P 500 Index.

The Fund lagged its benchmark. For most of this reporting period, the most successful healthcare stocks were generally high-risk, early-stage biotechnology companies whose long-term viability is questionable. The Fund's investment discipline generally eliminated such high-risk investments.

The Fund's performance relative to its benchmark was also hurt by the performance of its health services stocks in the fall of 2002. Many hospital managers suddenly came under regulatory pressure in October, depressing their share prices. In response, our managers significantly trimmed the Fund's weighting in health services, moving assets into the rebounding biotechnology and pharmaceutical industries.

The Fund held a large weighting in the pharmaceuticals industry, emphasizing mid-cap companies. These stocks made significant contributions to the Fund's performance. The Fund had smaller and roughly equal exposures to healthcare equipment manufacturers and healthcare providers. Throughout the year, its significant weighting in the healthcare equipment industry served the Fund well. A number of positions, including Boston Scientific and Zimmer Holdings, led the industry's gains. During the second half of the reporting period, biotechnology positions provided a boost as these stocks were buoyed by numerous product approvals and announcements of earnings growth.

[LINE GRAPH]

                                                                ASAF INVESCO HEALTH SCIENCES
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
Mar. 2001                                                                  9425.00                           10000.00
                                                                          10471.20                           10093.90
                                                                          10716.20                            9817.42
Oct. 2001                                                                 10706.80                            8622.69
                                                                          10386.40                            9229.01
                                                                          10056.50                            8822.10
                                                                           8897.20                            7500.50
Oct. 2002                                                                  8859.50                            7320.92
                                                                           8331.70                            7105.94
                                                                           8982.03                            7648.88
                                                                           9783.15                            8297.78
Oct. 2003                                                                  9915.10                            8842.82

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  11.91%        5.52%       11.37%        5.37%       11.35%        9.29%       11.35%        8.13%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/01/01               1.92%       -0.32%        1.41%       -0.07%        1.48%        1.10%        1.48%        0.97%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                         2.92%            2.62%            6.67%            5.43%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 3/01/01                                    -1.44%           -1.25%            0.04%           -0.14%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN CORE VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF Sanford Bernstein Core Value Fund's Class A shares had an NAV total return of 24.15% compared with a return of 20.79% for the S&P 500 Index.

Equity markets rallied strongly during the period as investors gained confidence in the outlook for the economy and corporate profits. While all sectors rose for the period, there was a wide disparity in returns. Economically sensitive stocks performed the best in this environment. Value slightly outperformed growth in the broad Russell 1000 universe.

The Fund's selections in the technology sector were the top contributors to returns, including positions in Nortel Networks, Avaya, Corning, Avnet, and Solectron. Nortel Networks rose as it was recently awarded several contracts, including a billion-dollar deal with Orange, a French telecommunications company. The Fund's consumer cyclical, industrial resources, and capital equipment stocks also performed well. More specifically, retail positions, including Sears and Federated Department Stores, were strong contributors. Sears announced in mid-July that it was selling its credit card division to Citibank on even more favorable terms than anticipated. The stock rallied sharply on news of the deal and of Sears's plan to return some of the cash to shareholders through share repurchases. Buoyed by growing confidence in the economy and hopes for asbestos litigation reform, the Fund's paper companies, including Georgia Pacific, performed better than the market average. Auto parts manufacturers Magna, Dana, Lear, and Autoliv also did well, showing continued investor confidence in the economy.

The Fund's holdings in railroads, such as Norfolk Southern and Burlington Northern, underperformed, but Sanford Bernstein remains confident in their value opportunity when shipments and operating results improve. Freddie Mac declined after disclosing the overstatement of past years' earnings. The Fund's position detracted from its return. Sanford Bernstein continues to view Freddie Mac as attractive.

[LINE GRAPH]

                                                                ASAF SANFORD BERNSTEIN CORE
                                                                         VALUE FUND                       S&P 500 INDEX
                                                                ---------------------------               -------------
Mar. 2001                                                                 9425.00                            10000.00
                                                                          9717.18                            10093.90
                                                                         10018.80                             9817.42
Oct. 2001                                                                 9217.65                             8622.69
                                                                         10003.00                             9229.01
                                                                         10164.40                             8822.10
                                                                          8797.75                             7500.50
Oct. 2002                                                                 8465.58                             7320.92
                                                                          8540.03                             7105.94
                                                                          8970.38                             7648.88
                                                                          9831.08                             8297.78
Oct. 2003                                                                10510.10                             8842.82

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  24.15%       17.06%       23.64%       17.64%       23.64%       21.40%       23.64%       20.73%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/01/01               4.17%        1.88%        3.67%        2.24%        3.67%        3.28%        3.67%        3.23%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        20.18%           20.83%           24.76%           24.16%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 3/01/01                                    -0.21%            0.06%            1.20%            1.06%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF T. ROWE PRICE TAX MANAGED FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF T. Rowe Price Tax Managed Fund's Class A shares had an NAV total return of 19.69% compared with a return of 20.79% for the S&P 500 Index.

Stronger corporate earnings growth, accommodative monetary and fiscal policies, the conclusion of the U.S.-led invasion of Iraq, and data showing improving trends in several segments of the economy caused a surge in large-cap growth stocks. Investors abruptly became less averse to risk.

All major large-cap growth sectors in which the Fund invested produced positive returns. Information technology shares fared best, particularly semiconductor-related companies Intel, Maxim Integrated Products, and Linear Technology. These were among the top contributors to the Fund's return. Consumer discretionary positions also performed well, led by media companies such as Omnicom and WPP Group, and specialty retailers Tiffany & Co. and Home Depot. Viacom, however, detracted from the Fund's results. The financial sector participated in the rally. Some of the largest contributors to return were Citigroup and asset managers Northern Trust and State Street. In contrast, Marsh & McLennan and Freddie Mac were lackluster. The Fund's healthcare stocks lagged somewhat because pharmaceutical giants Merck and Johnson & Johnson were weak.

One of the Fund's primary objectives is to maintain tax efficiency by minimizing capital gain distributions for as long as possible. (If the Fund succeeds in minimizing taxable distributions, its after-tax relative performance will be even better than pretax results would suggest.) Toward that end, T. Rowe Price aggressively harvests losses by selling stocks that have dropped in value, realizing capital losses. Through the end of October, the Fund has built up a tax-loss carryforward of 12.87% of fund assets, which can be used to offset future gains.

[LINE GRAPH]

                                                               ASAF T. ROWE PRICE TAX MANAGED
                                                                            FUND                          S&P 500 INDEX
                                                               ------------------------------             -------------
Mar. 2001                                                                 9425.00                            10000.00
                                                                          9896.25                            10093.90
                                                                          9622.93                             9817.42
Oct. 2001                                                                 8482.50                             8622.69
                                                                          9359.03                             9229.01
                                                                          8802.95                             8822.10
                                                                          7323.23                             7500.50
Oct. 2002                                                                 7323.23                             7320.92
                                                                          6993.35                             7105.94
                                                                          7690.80                             7648.88
                                                                          8284.58                             8297.78
Oct. 2003                                                                 8765.25                             8842.82

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  19.69%       12.86%       19.22%       13.22%       19.20%       16.97%       19.25%       16.23%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/01/01              -2.68%       -4.82%       -3.16%       -4.76%       -3.12%       -3.48%       -3.19%       -3.87%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        17.25%           17.89%           21.63%           20.84%
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR -- RETURN AFTER TAXES ON DISTRIBUTION                  24.40%           23.89%           23.86%           23.75%
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR -- RETURN AFTER TAXES ON DISTRIBUTION AND SALE OF
 FUND SHARES                                                   15.86%           15.53%           15.51%           15.44%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 3/01/01                                    -7.11%           -7.13%           -5.74%           -6.24%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION -- RETURN AFTER TAXES ON DISTRIBUTION         -4.95%           -5.42%           -5.37%           -5.46%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION -- RETURN AFTER TAXES ON DISTRIBUTION
 AND SALE OF FUND SHARES                                       -4.18%           -4.57%           -4.54%           -4.61%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.
 32

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF DeAM Large-Cap Growth Fund's Class A shares had an NAV total return of 19.41% compared with a return of 20.79% for the S&P 500 Index.

The large-cap growth universe as measured by the Russell 1000 Growth Index returned slightly more than the S&P 500 Index over the Fund's reporting period. Small-cap stocks significantly outperformed large-cap stocks, although both asset classes posted very strong gains. In addition, large growth stocks slightly underperformed value. Performance was mixed over the course of the year as the war in Iraq threatened to derail gains in the market. However, strong economic news and indications from the Federal Reserve that interest rates would remain low fueled the markets.

By far the largest contribution to absolute performance came from the technology hardware and equipment industry group. Retailing also had a strong year. Automobiles and components was the weakest group, but did not detract significantly from the Fund's return. Because the Fund is currently not large enough to be invested in the underlying physical securities of the strategy, it is implemented using S&P 500 Index futures contracts. The differences between the S&P 500 Index and the Russell 1000 Growth Index accounted for the Fund's underperformance of the latter, while implementation of the futures added slightly to performance.

[LINE GRAPH]

                                                                 ASAF DEAM LARGE-CAP GROWTH
                                                                            FUND                          S&P 500 INDEX
                                                                 --------------------------               -------------
May 2002                                                                  9425.00                           10000.00
                                                                          7323.23                            8501.94
Oct. 2002                                                                 7624.88                            8298.39
                                                                          7445.75                            8054.71
                                                                          7973.55                            8670.14
                                                                          8605.03                            9405.68
Oct. 2003                                                                 9104.55                           10023.50

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  19.41%       12.59%       18.73%       12.73%       18.86%       16.69%       17.72%       14.66%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 5/01/02              -2.28%       -6.06%       -2.89%       -6.29%       -2.82%       -3.46%       -3.36%       -5.15%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        14.64%           15.07%           18.76%           16.78%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 5/01/02                                    -9.85%          -10.25%           -7.17%           -9.03%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

ASAF DEAM LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2003, the ASAF DeAM Large-Cap Value Fund's Class A shares had an NAV total return of 16.36% compared with a return of 20.79% for the S&P 500 Index.

The large-cap value universe as measured by the Russell 1000 Value Index returned slightly more than the S&P 500 Index over the Fund's reporting period. Small-cap stocks significantly outperformed large-cap stocks, although both asset classes posted very strong gains. In addition, large value stocks slightly outperformed growth. Performance was mixed over the course of the year as the war in Iraq threatened to derail gains in the market. However, strong economic news and indications from the Federal Reserve that interest rates would remain low fueled the markets.

Performance of large-capitalization value stocks was led by diversified financials. Banks and the technology hardware and equipment industry group also generated strong positive contributions. Pharmaceuticals and biotechnology was the weakest sector, but did not detract significantly from the Fund's return. Because the Fund is currently not large enough to be invested in the underlying physical securities of the strategy, it is implemented using S&P 500 Index futures contracts. The different universes of securities and some slippage in implementation of the futures accounted for the underperformance.

[LINE GRAPH]

                                                                 ASAF DEAM LARGE-CAP VALUE
                                                                            FUND                          S&P 500 INDEX
                                                                 -------------------------                -------------
May 2002                                                                  9425.00                           10000.00
                                                                          7323.23                            8501.94
Oct. 2002                                                                 7662.58                            8298.39
                                                                          7360.93                            8054.71
                                                                          7860.45                            8670.14
                                                                          8435.38                            9405.68
Oct. 2003                                                                 8916.05                           10023.50

The graph compares a $10,000 investment in the Fund (Class A shares) with a similar investment in the applicable index by portraying the initial account values at the commencement of operations of Class A shares and the account values at the end of the current fiscal year, as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph shows information for Class A shares only. Index returns do not reflect the reinvestment of dividends. Investors cannot invest directly in an index.

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2003

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  16.36%        9.62%       15.89%        9.89%       15.74%       13.62%       15.76%       12.66%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 5/01/02              -3.63%       -7.36%       -3.97%       -7.40%       -3.97%       -4.60%       -4.04%       -5.85%
-----------------------------------------------------------------------------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS THROUGH SEPTEMBER 30, 2003

                                                          -------------------------------------------------------------------
                                                              CLASS A          CLASS B          CLASS C          CLASS X
                                                          -------------------------------------------------------------------
                                                                POP              CDSC             CDSC             CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                                                        11.96%           12.25%           15.86%           15.24%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION ON 5/01/02                                   -11.04%          -11.28%           -8.25%           -9.71%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. All performance is net of all fund expenses, assumes reinvestment of all dividends and capital gains, and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the investment manager (see Financial Highlights). The Schedule of Investments following this report shows the size of the Fund's positions at period-end.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 2003
                ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF DEAM INTERNATIONAL EQUITY FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                       ASAF GABELLI SMALL-CAP VALUE FUND
                        ASAF INVESCO CAPITAL INCOME FUND
                  ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND
                             ASAF MONEY MARKET FUND
                       ASAF PIMCO TOTAL RETURN BOND FUND
                        ASAF PBHG SMALL-CAP GROWTH FUND
                           ASAF ALLIANCE GROWTH FUND
                      ASAF ALLIANCE GROWTH AND INCOME FUND
                  ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                        ASAF MFS GROWTH WITH INCOME FUND
                 ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                     ASAF STRONG INTERNATIONAL EQUITY FUND
                        ASAF DEAM SMALL-CAP GROWTH FUND
                         ASAF ALGER ALL-CAP GROWTH FUND
                        ASAF GABELLI ALL-CAP VALUE FUND
                          ASAF INVESCO TECHNOLOGY FUND
                     ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
                         ASAF PROFUND MANAGED OTC FUND
                  ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                       ASAF INVESCO HEALTH SCIENCES FUND
                     ASAF SANFORD BERNSTEIN CORE VALUE FUND
                      ASAF T. ROWE PRICE TAX MANAGED FUND
                        ASAF DEAM LARGE-CAP GROWTH FUND
                         ASAF DEAM LARGE-CAP VALUE FUND

                      [This page intentionally left blank]

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 98.6%
  FOREIGN STOCK -- 98.1%
     AUSTRALIA -- 0.6%
      BHP Billiton Ltd.       35,448   $    294,788
                                       ------------
    AUSTRIA -- 1.0%
      Erste Bank der
         Oesterreichischen
         Sparkassen AG         4,589        507,399
                                       ------------
    CANADA -- 0.7%
      Nortel Networks
         Corp.*               85,290        379,541
                                       ------------
    CHINA -- 0.5%
      PetroChina Co. Ltd.
         Cl-H                723,000        263,013
                                       ------------
    DENMARK -- 0.5%
      AP Moller -- Maersk
         AS Cl-B                  35        274,766
                                       ------------
    FRANCE -- 14.6%
      Accor SA                13,961        549,065
      Alcatel SA*             38,667        510,202
      AXA                     32,113        608,519
      Credit Agricole SA      32,293        685,887
      France Telecom SA*      33,941        821,506
      Groupe Danone SA         3,730        562,845
      LVMH Moet Hennessy
         Louis Vuitton SA      9,578        661,961
      Publicis Groupe         13,120        410,291
      Renault SA               7,230        478,251
      Sanofi-Synthelabo SA     7,786        481,992
      Societe Generale Cl-A   14,800      1,099,432
      Societe Television
         Francaise 1          13,534        405,930
      Wanadoo*                40,914        304,409
                                       ------------
                                          7,580,290
                                       ------------
    GERMANY -- 10.0%
      BASF AG                  3,350        153,677
      Commerzbank Ag           7,433        146,899
      Deutsche Boerse AG      10,860        603,733
      Deutsche Telekom AG*    37,898        596,982
      E.ON AG                  5,626        284,377
      Linde AG                 1,400         64,207
      Metro AG                10,356        423,539
      Muenchener
        Rueckversicherungs-
         Gesellschaft AG       2,122        253,079
      Porsche AG Pfd.            510        250,509
      Puma AG Rudolf
         Dassler Sport         1,860        271,327
      SAP AG                   4,800        698,357
      Siemens AG              13,500        910,264
      T-Online
         International AG*    41,551        537,628
                                       ------------
                                          5,194,578
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    HONG KONG -- 2.6%
      Cheung Kong
         (Holdings)Ltd.       33,000   $    275,153
      CNOOC Ltd.             101,000        190,537
      Huaneng Power
         International,
         Inc.                228,000        355,254
      Sinopec Shanghai
         Petrochemical Co.
         Ltd. Cl-H           868,000        245,902
      Sun Hung Kai
         Properties Ltd.      31,000        262,469
                                       ------------
                                          1,329,315
                                       ------------
    IRELAND -- 2.2%
      Anglo Irish Bank
         Corp. PLC            19,560        234,896
      CRH PLC                 24,685        443,370
      Depfa Bank PLC*            363         40,639
      Ryanair Holdings PLC
         [ADR]*                8,530        439,295
                                       ------------
                                          1,158,200
                                       ------------
    ISRAEL -- 1.1%
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]                10,238        582,440
                                       ------------
    ITALY -- 0.7%
      Banco Popolare di
         Verona e Novara
         Scrl                 24,950        385,769
                                       ------------
    JAPAN -- 22.8%
      Canon, Inc.             18,000        871,061
      Denso Corp.             17,000        322,418
      Dentsu, Inc.                32        144,085
      East Japan Railway
         Co.                      54        244,617
      FANUC Ltd.              11,300        679,429
      Fast Retailing Co.
         Ltd.                  3,400        206,595
      Honda Motor Co. Ltd.     4,600        181,598
      Hoya Corp.               6,200        561,150
      KDDI Corp.                  68        369,273
      Keyence Corp.            2,500        549,870
      Konica Minolta
         Holdings, Inc.       28,000        368,036
      Marui Co. Ltd.          30,200        383,492
      Mitsubishi Corp.        79,000        819,930
      Mitsui Fudosan Co.
         Ltd.                 27,000        251,248
      Murata Manufacturing
         Co. Ltd.              8,900        505,981
      NEC Corp.               31,000        273,807
      Nissan Motor Co. Ltd.  108,000      1,210,316
      Nitto Denko Corp.       10,900        572,093
      NTT DoCoMo, Inc.           164        355,046
      Orix Corp.               4,300        361,805
      Pioneer Corp.           14,100        351,426
      Sharp Corp.             26,000        409,387
      Sony Corp.              11,200        390,194

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
      Tokyo Electron Ltd.      6,200   $    444,408
      Tokyu Corp.             62,000        307,363
      Trend Micro, Inc.*       8,000        220,494
      Yahoo Japan Corp.*          27        402,783
                                       ------------
                                         11,757,905
                                       ------------
    KOREA -- 2.1%
      Kookmin Bank             8,927        325,852
      LG Electronics, Inc.     6,750        349,620
      Samsung Electronics
         Co. Ltd.              1,020        405,070
                                       ------------
                                          1,080,542
                                       ------------
    MEXICO -- 0.6%
      America Movil Cl-L
         [ADR]                12,930        307,734
                                       ------------
    NETHERLANDS -- 3.1%
      ING Groep NV            40,970        850,655
      Koninklijke (Royal)
         Philips
         Electronics NV NY
         Reg.                 20,156        540,987
      STMicroelectronics NV
         NY Reg.               8,846        235,657
                                       ------------
                                          1,627,299
                                       ------------
    RUSSIA -- 1.6%
      AO VimpelCom
         [ADR]*                3,722        242,302
      Lukoil Holdings [ADR]    2,388        192,950
      Mobile Telesystems
         [ADR]                 4,838        374,897
                                       ------------
                                            810,149
                                       ------------
    SPAIN -- 0.8%
      Antena 3 Television
         SA*                     105          3,430
      Telefonica SA           31,236        388,548
                                       ------------
                                            391,978
                                       ------------
    SWEDEN -- 3.0%
      Atlas Copco AB Cl-A      9,890        347,381
      Foreningsparbanken AB    8,096        134,919
      Skandia Forsakrings
         AB                   81,640        299,314
      Tele2 AB Cl-B*           7,336        369,112
      Volvo AB                14,070        393,195
                                       ------------
                                          1,543,921
                                       ------------
    SWITZERLAND -- 10.1%
      ABB Ltd.*               43,270        254,365
      Adecco SA               11,455        675,534
      Alcon, Inc.*             4,580        252,404
      Credit Suisse Group     34,810      1,226,493
      Julius Baer Holdings
         Ltd.                    660        214,010

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
      Nestle SA                2,469   $    543,588
      Roche Holding AG        10,892        901,305
      Swiss Life Holding*      2,843        482,222
      UBS AG                  11,414        700,896
                                       ------------
                                          5,250,817
                                       ------------
    TAIWAN -- 0.3%
      China Steel Corp.*      10,110        163,069
                                       ------------
    UNITED KINGDOM -- 19.2%
      3i Group PLC            28,710        302,062
      Abbey National PLC     126,157      1,204,752
      Alliance & Leicester
         PLC                  40,227        605,497
      Amvescap PLC            42,802        338,834
      AstraZeneca PLC         17,950        843,143
      BOC Group PLC           17,600        239,977
      BP PLC                 105,760        734,033
      British Sky
         Broadcasting Group
         PLC*                 42,410        460,595
      Exel PLC                27,970        360,014
      GlaxoSmithKline PLC     22,050        472,214
      Hays PLC               136,837        283,292
      HBOS PLC                54,818        637,678
      HSBC Holdings PLC       27,550        413,748
      Man Group PLC           17,032        418,798
      mmO2 PLC*              201,338        218,664
      Next PLC                15,930        318,984
      Reckitt Benckiser PLC   28,495        599,600
      Smith & Nephew PLC      27,200        216,131
      United Business Media
         PLC                  24,200        190,548
      Vodafone Group PLC     280,781        589,636
      WPP Group PLC           46,716        445,129
                                       ------------
                                          9,893,329
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $40,512,259)                     50,776,842
                                       ------------
U.S. STOCK -- 0.5%
  TELECOMMUNICATIONS
      Comverse Technology,
         Inc.*
         (Cost $232,064)      14,991        270,438
                                       ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $40,744,323)                     51,047,280
                                       ------------
SHORT-TERM INVESTMENTS -- 1.1%
  REGISTERED INVESTMENT COMPANY -- 0.3%
       J.P. Morgan Prime II
          Money Market Fund  162,298        162,298
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.8%
    Federal National
      Mortgage Assoc.
      0.95%, 11/03/03        $   400   $    399,979
                                       ------------
TOTAL SHORT-TERM
  INVESTMENTS
      (Cost $562,277)                       562,277
                                       ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $41,306,600; Note
    5)                                   51,609,557
OTHER ASSETS LESS
  LIABILITIES -- 0.3%                       141,093
                                       ------------
NET ASSETS -- 100.0%                   $ 51,750,650
                                       ============

Foreign currency exchange contracts outstanding at October 31, 2003:

                                                                  UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS   APPRECIATION/
MONTH        TYPE       RECEIVE           FOR       AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
11/03         Buy   CHF      44,964    $ 33,637     $ 33,672       $    35
11/03         Buy   EUR     104,168     120,674      121,099           425
11/03         Buy   GBP      35,431      60,078       60,125            47
11/03         Buy   JPY  28,220,098     260,019      256,698        (3,321)
11/03         Buy   SEK   2,300,925     298,248      294,959        (3,289)
                                       --------     --------       -------
                                       $772,656     $766,553       $(6,103)
                                       ========     ========       =======

                                                                   UNREALIZED
SETTLEMENT            CONTRACTS TO     IN EXCHANGE   CONTRACTS   APPRECIATION/
MONTH        TYPE        DELIVER           FOR       AT VALUE     DEPRECIATION
-------------------------------------------------------------------------------
11/03         Sell   CHF     192,787    $144,713     $144,371       $   342
11/03         Sell   EUR      65,606      75,744       76,269          (525)
11/03         Sell   GBP     215,403     365,236      365,529          (293)
11/03         Sell   JPY  21,148,137     195,467      192,369         3,098
11/03         Sell   SGD      44,378      25,554       25,491            63
                                        --------     --------       -------
                                        $806,714     $804,029       $ 2,685
                                        ========     ========       =======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2003. Percentages are based on net assets.

INDUSTRY
--------
Advertising                                   1.9%
Airlines                                      0.8%
Automobile Manufactures                       4.9%
Automotive Parts                              0.6%
Broadcasting                                  1.7%
Building Materials                            0.9%
Business Services                             3.9%
Chemicals                                     2.3%
Clothing & Apparel                            0.5%
Computer Services & Software                  1.4%
Conglomerates                                 3.0%
Consumer Products & Services                  1.9%
Electronic Components & Equipment             8.5%
Financial -- Bank & Trust                    15.2%
Financial Services                            5.3%
Food                                          3.0%
Hotels & Motels                               1.1%
Industrial Products                           0.1%
Insurance                                     4.8%
Internet Services                             2.8%
Machinery & Equipment                         0.7%
Medical Supplies & Equipment                  3.6%
Metals & Mining                               0.9%
Office Equipment                              1.7%
Oil & Gas                                     2.7%
Pharmaceuticals                               4.7%
Printing & Publishing                         0.4%
Real Estate                                   1.5%
Retail & Merchandising                        1.8%
Semiconductors                                1.3%
Telecommunications                           10.7%
Transportation                                2.3%
Utilities                                     1.2%
                                             -----
TOTAL                                        98.1%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
LONG-TERM INVESTMENTS -- 98.9%
  COMMON STOCK -- 59.7%
     ADVERTISING
      Valassis
         Communications,
         Inc.*@                   400    $     10,360
                                         ------------
    AEROSPACE -- 0.3%
      United Defense
         Industries, Inc.*     13,627         441,515
                                         ------------
    AIRLINES -- 0.1%
      Southwest Airlines
         Co.                    8,620         167,228
                                         ------------
    AUTOMOBILE MANUFACTURERS -- 0.8%
      Ford Motor Co.@          93,714       1,136,751
                                         ------------
    AUTOMOTIVE PARTS -- 0.6%
      Advance Auto Parts,
         Inc.*                  6,698         523,918
      American Axle &
         Manufacturing
         Holdings, Inc.*        3,862         133,625
      Autoliv, Inc.             4,058         134,401
                                         ------------
                                              791,944
                                         ------------
    BEVERAGES -- 0.6%
      PepsiAmericas, Inc.       2,902          43,472
      PepsiCo, Inc.            17,425         833,263
                                         ------------
                                              876,735
                                         ------------
    BROADCASTING -- 0.4%
      Fox Entertainment
         Group, Inc. Cl-A*     18,943         524,721
                                         ------------
    BUILDING MATERIALS -- 0.2%
      The Sherwin-Williams
         Co.                    7,419         248,833
                                         ------------
    BUSINESS SERVICES -- 0.6%
      Convergys Corp.*         20,483         328,957
      Viad Corp.               22,300         557,054
                                         ------------
                                              886,011
                                         ------------
    CHEMICALS -- 0.7%
      Cytec Industries,
         Inc.*                  6,556         228,870
      Engelhard Corp.           4,307         123,094
      Sigma-Aldrich Corp.@     11,297         592,528
                                         ------------
                                              944,492
                                         ------------
    COMPUTER HARDWARE -- 2.0%
      Dell, Inc.*@             11,984         432,862
      Hewlett-Packard Co.       5,700         127,167
      International
         Business Machines
         Corp.                 17,582       1,573,237
      SanDisk Corp.*              358          28,855
      Western Digital
         Corp.*                44,426         597,530
                                         ------------
                                            2,759,651
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
    COMPUTER SERVICES & SOFTWARE -- 3.5%
      Cisco Systems, Inc.*     52,897    $  1,109,779
      Citrix Systems, Inc.*     1,383          34,962
      Computer Sciences
         Corp.*                 5,062         200,556
      Electronic Arts,
         Inc.*@                   200          19,808
      Microsoft Corp.         119,007       3,112,034
      Oracle Corp.*            32,338         386,762
                                         ------------
                                            4,863,901
                                         ------------
    CONGLOMERATES -- 1.3%
      Altria Group, Inc.@      22,700       1,055,551
      Cendant Corp.*           16,228         331,538
      Tyco International
         Ltd.@                 21,271         444,138
                                         ------------
                                            1,831,227
                                         ------------
    CONSTRUCTION -- 1.2%
      KB Home@                 12,790         875,987
      NVR, Inc.*                1,600         783,040
                                         ------------
                                            1,659,027
                                         ------------
    CONSUMER PRODUCTS & SERVICES -- 4.2%
      Energizer Holdings,
         Inc.*                 16,966         624,349
      Gillette Co.             34,934       1,114,395
      Hasbro, Inc.             22,143         482,717
      Johnson & Johnson Co.    20,314       1,022,404
      Procter & Gamble Co.     20,159       1,981,428
      Rent-A-Center, Inc.*@    24,820         775,873
                                         ------------
                                            6,001,166
                                         ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
      Arrow Electronics,
         Inc.*                 11,735         250,542
      Avnet, Inc.*             34,744         674,034
      Benchmark
         Electronics, Inc.*     6,255         304,744
      Eastman Kodak Co.@       20,903         510,660
      General Electric Co.     11,238         326,014
      RadioShack Corp.          8,816         264,392
      Sanmina-SCI Corp.*       15,622         164,812
                                         ------------
                                            2,495,198
                                         ------------
    ENTERTAINMENT & LEISURE -- 1.7%
      Marvel Enterprises,
         Inc.*                  1,520          44,764
      Regal Entertainment
         Group Cl-A            17,500         358,750
      Time Warner, Inc.*       82,415       1,260,125
      Viacom, Inc. Cl-B        19,170         764,308
                                         ------------
                                            2,427,947
                                         ------------
    FARMING & AGRICULTURE -- 0.5%
      Monsanto Co.             29,117         729,381
                                         ------------
    FINANCIAL -- BANK & TRUST -- 4.0%
      Bank of America Corp.    30,518       2,311,128
      PNC Financial
         Services Group,
         Inc.                   1,575          84,373

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
      U.S. Bancorp.            22,243    $    605,454
      Union BanCal Corp.        6,669         361,260
      Wachovia Corp.           38,301       1,756,867
      Wells Fargo & Co.         9,004         507,105
                                         ------------
                                            5,626,187
                                         ------------
    FINANCIAL -- BROKERAGE -- 0.1%
      Legg Mason, Inc.@         1,400         116,550
                                         ------------
    FINANCIAL SERVICES -- 6.2%
      American Express Co.@    11,665         547,438
      Capital One Financial
         Corp.@                 8,825         536,560
      Citigroup, Inc.@         45,372       2,150,632
      E*TRADE Group, Inc.*      5,987          61,666
      Fannie Mae                8,356         599,042
      H&R Block, Inc.@         20,097         946,368
      John Hancock
         Financial
         Services, Inc.        18,058         638,350
      Lehman Brothers
         Holdings, Inc.         7,494         539,568
      MBNA Corp.               45,195       1,118,576
      Merrill Lynch & Co.,
         Inc.                   2,253         133,378
      New Century Financial
         Corp.@                10,492         389,043
      Washington Mutual,
         Inc.                  27,900       1,220,625
                                         ------------
                                            8,881,246
                                         ------------
    FOOD -- 0.9%
      SUPERVALU, Inc.@         34,297         864,971
      Tyson Foods, Inc.
         Cl-A                  27,598         393,823
                                         ------------
                                            1,258,794
                                         ------------
    HEALTHCARE SERVICES -- 1.0%
      Health Net, Inc.*        28,700         906,633
      Humana, Inc.*            25,417         515,711
                                         ------------
                                            1,422,344
                                         ------------
    INSURANCE -- 3.7%
      American
         International
         Group, Inc.            4,495         273,431
      Berkley, (W.R.) Corp.    22,799         781,778
      Fidelity National
         Financial, Inc.       39,709       1,227,802
      First American Corp.     36,002       1,031,457
      Odyssey Re Holdings
         Corp.@                16,339         342,792
      Principal Financial
         Group, Inc.           31,070         974,045
      Protective Life Corp.    15,817         513,578
                                         ------------
                                            5,144,883
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
    INTERNET SERVICES -- 0.2%
      Netflix, Inc.*            1,442    $     82,627
      VeriSign, Inc.*           9,966         158,160
                                         ------------
                                              240,787
                                         ------------
    MACHINERY & EQUIPMENT -- 0.1%
      Briggs & Stratton
         Corp.                  1,900         123,519
                                         ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 3.0%
      Amgen, Inc.*@            21,517       1,328,891
      Beckman Coulter, Inc.    12,819         636,463
      Becton, Dickinson &
         Co.                      600          21,936
      Fisher Scientific
         International,
         Inc.*@                22,705         913,876
      Guidant Corp.             6,500         331,565
      IDEXX Laboratories,
         Inc.*@                 3,877         183,382
      McKesson Corp.           27,133         821,316
                                         ------------
                                            4,237,429
                                         ------------
    OFFICE EQUIPMENT -- 1.0%
      United Stationers,
         Inc.*                 22,328         830,825
      Xerox Corp.*@            58,476         613,998
                                         ------------
                                            1,444,823
                                         ------------
    OIL & GAS -- 4.2%
      ChevronTexaco Corp.      18,398       1,366,972
      Exxon Mobil Corp.        26,630         974,125
      Marathon Oil Corp.       31,501         931,485
      ONEOK, Inc.              41,332         822,093
      Pogo Producing Co.          231           9,658
      Schlumberger Ltd.@       20,046         941,561
      Sunoco, Inc.             23,700       1,037,112
                                         ------------
                                            6,083,006
                                         ------------
    PAPER & FOREST PRODUCTS -- 0.6%
      Louisiana-Pacific
         Corp.*                32,932         626,366
      Rayonier, Inc.*@          6,577         276,563
                                         ------------
                                              902,929
                                         ------------
    PHARMACEUTICALS -- 2.7%
      Endo Pharmaceuticals
         Holdings, Inc.*       23,850         390,186
      ICN Pharmaceuticals,
         Inc.                   3,219          62,159
      Merck & Co., Inc.        21,264         940,932
      Mylan Laboratories,
         Inc.                   3,000          72,450
      Pfizer, Inc.             72,477       2,290,273
      Pharmaceutical
         Resources, Inc.*         429          31,008
                                         ------------
                                            3,787,008
                                         ------------
    RAILROADS -- 0.1%
      Union Pacific Corp.       1,700         106,420
                                         ------------

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
    zw
    REAL ESTATE -- 0.1%
      General Growth
         Properties, Inc.
         [REIT]                 1,100    $     84,150
                                         ------------
    RESTAURANTS -- 0.1%
      CBRL Group, Inc.            800          31,000
      McDonald's Corp.          2,779          69,503
                                         ------------
                                              100,503
                                         ------------
    RETAIL & MERCHANDISING -- 3.5%
      Barnes & Noble,
         Inc.*@                13,987         416,813
      Best Buy Co., Inc.          700          40,817
      Blockbuster, Inc.
         Cl-A@                 35,159         677,514
      Claire's Stores, Inc.     8,700         336,690
      Federated Department
         Stores, Inc.          33,013       1,569,768
      Gap, Inc.@               41,043         783,100
      Staples, Inc.*           16,836         451,542
      Wal-Mart Stores, Inc.    11,481         676,805
                                         ------------
                                            4,953,049
                                         ------------

    SEMICONDUCTORS -- 2.4%
      Altera Corp.*             2,373          48,006
      Amkor Technology,
         Inc.*                  5,835         109,990
      Intel Corp.              97,614       3,226,142
                                         ------------
                                            3,384,138
                                         ------------

    TELECOMMUNICATIONS -- 3.1%
      ALLTEL Corp.             13,915         657,762
      AT&T Corp.                  714          13,273
      BellSouth Corp.          25,920         681,955
      Nextel
         Communications,
         Inc. Cl-A*@           49,630       1,201,046
      PanAmSat Corp.*           7,604         157,403
      QUALCOMM, Inc.            1,175          55,813
      Scientific-Atlanta,
         Inc.                   6,193         183,313
      Sprint Corp.             44,920         718,720
      Verizon
         Communications,
         Inc.                  20,277         681,307
                                         ------------
                                            4,350,592
                                         ------------

    TRANSPORTATION -- 0.5%
      FedEx Corp.@                800          60,608
      United Parcel
         Service, Inc.
         Cl-B@                  8,544         619,611
                                         ------------
                                              680,219
                                         ------------

    UTILITIES -- 1.7%
      Edison International
         Co.*@                 53,920       1,062,762
      Entergy Corp.             1,645          88,666
      Exelon Corp.             15,413         977,955
      Great Plains Energy,
         Inc.                     578          18,427
-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
      TXU CORP.@                1,700          38,794
      Westar Energy, Inc.      10,422         208,232
                                         ------------
                                            2,394,836
                                         ------------

TOTAL COMMON STOCK
  (Cost $71,026,150)                       84,119,500
                                         ------------

                               PAR
                              (000)
                              -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.7%
    Federal Home Loan Bank
      1.875%, 06/15/06@       $ 1,000         985,793
    Federal Home Loan
      Mortgage Corp.
      4.50%, 07/15/13@            350         342,999

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      6.50%, 06/01/16-
         06/01/31             $   934    $    975,812
      7.00%, 06/01/14-
         08/01/29                 294    311,015
    Federal National Mortgage Assoc.
      1.52%, 07/25/17 [FRB]       418         419,679
      3.25%, 08/15/08             200         197,759
      5.00%, 07/25/22             364         367,883
      5.50%, 12/01/16-
         08/01/33               2,062       2,101,079
      5.50%, 11/15/33 [TBA]     1,420       1,433,312
      6.00%, 12/15/05-
         11/15/33@              5,284       5,515,463
      6.00%, 05/09/07 [TBA]       830         852,306
      6.50%, 07/01/29-
         01/01/32                 914         949,389
      6.625%, 10/15/07            450         507,623
      7.00%, 05/01/11-
         06/01/32               1,280       1,350,587
      7.50%, 07/01/29-
         09/01/30                 189         201,758
    Government National Mortgage Assoc.
      6.00%, 08/15/28              93          95,747
      6.50%, 05/15/28-
         03/15/29                 683         716,487
      7.00%, 08/15/29-
         05/15/31                 511         541,379
      7.50%, 05/15/30             117         124,589
                                         ------------
      (Cost $17,623,822)                   17,990,659
                                         ------------

  CORPORATE OBLIGATIONS -- 10.6%
    AUTOMOBILE MANUFACTURERS -- 0.1%
      General Motors Corp.
         7.20%, 01/15/11@         175         183,794
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    BROADCASTING -- 0.3%
      Liberty Media Corp.
         2.64%, 09/17/06      $   300    $    299,038
      News America Holdings Co.
         7.75%, 01/20/24          100         114,891
                                         ------------
                                              413,929
                                         ------------
    CABLE TELEVISION -- 0.6%
      Comcast Cable Communications Corp.
      8.375%, 05/01/07            350         404,918
      Comcast Corp. Cl-A
         5.50%, 03/15/11          150         155,112
      Cox Communications, Inc. Cl-A
         6.75%, 03/15/11          200         223,340
                                         ------------
                                              783,370
                                         ------------
    CHEMICALS -- 0.2%
      Crompton Corp.
         8.50%, 03/15/05          250         262,500
                                         ------------
    CONGLOMERATES -- 0.2%
      Tyco International Group SA
         6.125%, 01/15/09         200         211,250
                                         ------------
    CONSUMER PRODUCTS & SERVICES -- 0.2%
      Dial Corp.
         7.00%, 08/15/06          300         331,913
                                         ------------
    CONTAINERS & PACKAGING -- 0.1%
      Ball Corp.
         7.75%, 08/01/06          150         162,750
                                         ------------
    DIVERSIFIED -- 1.9%
      Lehman Brothers
         Targeted Return
         Index Securities
         Trust Series
         10-2002 [TRAINS]
         6.829%, 01/15/12
         144A                   1,051       1,180,803
      Lehman Brothers
         Targeted Return
         Index Securities
         Trust Series
         L-2002 [TRAINS]
         6.51%, 11/15/31
         144A                     440         517,176
      Morgan Stanley Traded
         Custody Receipts
         Series 2002-2
         [TRACERS]
         7.132%, 03/01/32
         144A                     792         907,407
                                         ------------
                                            2,605,386
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    ENTERTAINMENT & LEISURE -- 0.3%
      Disney, (Walt) Co.
         5.50%, 12/29/06      $   250    $    268,127
      Park Place Entertainment, Inc.
         7.875%, 12/15/05         200         212,750
                                         ------------
                                              480,877
                                         ------------
    ENVIRONMENTAL SERVICES -- 0.2%
      Waste Management,
         Inc.
         7.00%, 10/15/06          300         332,504
                                         ------------
    FINANCIAL -- BANK & TRUST -- 0.2%
      U.S. Bancorp.
         2.75%, 03/30/06          300         302,496
                                         ------------
    FINANCIAL -- BROKERAGE -- 0.8%
      Credit Suisse First Boston, Inc.
         1.42%, 06/19/06
         [FRN]                    200         200,435
         5.75%, 04/15/07          200         216,813
      Goldman Sachs Group, Inc.
         5.25%, 10/15/13          150         150,572
      Merrill Lynch & Co.,
         Inc.
         2.07%, 06/12/06          250         247,252
         3.70%, 04/21/08          250         250,639
                                         ------------
                                            1,065,711
                                         ------------
    FINANCIAL SERVICES -- 2.7%
      American General Finance
         4.50%, 11/15/07          200         207,478
      American
         International
         Group, Inc.
         4.25%, 05/15/13
         144A                     200         188,787
      Caterpillar Financial
         Services Corp.
         2.59%, 07/15/06          300         300,713
      Citigroup, Inc.
         7.25%, 10/01/10          400         466,002
      Deutsche Telekom
         Financial Corp.
         8.50%, 06/15/10          150         180,809
      Ford Motor Credit Co.
         1.298%, 04/28/05
         [FRN]                    400         392,010
         1.55%, 06/30/05
         [FRN]                    150         147,182
         6.875%, 02/01/06         400         418,854
         5.625%, 10/01/08         100          98,085
         5.80%, 01/12/09          175         170,668
      General Motors
         Acceptance Corp.
         3.14%, 03/04/05
         [FRN]                    250         252,900
         6.75%, 01/15/06          150         160,012
         6.125%, 08/28/07         100         105,434

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Morgan Stanley
         4.25%, 05/15/10      $   300    $    295,970
      Pemex Project Funding
         Master Trust
         7.375%, 12/15/14         200         211,000
      Wells Fargo & Co.
         4.95%, 10/16/13          200         199,630
                                         ------------
                                            3,795,534
                                         ------------
    FOOD -- 0.1%
      Cadbury Schweppes US
         Finance LLC.
         5.125%, 10/01/13
         144A                     200         198,763
                                         ------------
    INSURANCE -- 0.2%
      Monumental Global
         Funding II
         3.85%, 03/03/08
         144A                     250         251,521
                                         ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
      Beckman Coulter, Inc.
         7.45%, 03/04/08          300         340,949
                                         ------------
    OIL & GAS -- 0.4%
      Anadarko Petroleum Corp.
         7.95%, 04/15/29          200         245,244
      Occidental Petroleum
         Corp.
         4.25%, 03/15/10          250         249,902
                                         ------------
                                              495,146
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    PAPER & FOREST PRODUCTS -- 0.1%
      Abitibi-Consolidated,
         Inc.
         7.875%, 08/01/09     $   150    $    158,669
                                         ------------

    RETAIL & MERCHANDISING -- 0.3%
      Delhaize America,
         Inc.
         7.375%, 04/15/06         200         214,500
      Safeway, Inc.
         6.15%, 03/01/06          200         215,103
                                         ------------
                                              429,603
                                         ------------

    TELECOMMUNICATIONS -- 0.6%
      AT&T Broadband Corp.
         8.375%, 03/15/13          38          46,028
      AT&T Corp.
         6.00%, 03/15/09            4           4,479
      AT&T Wireless Services, Inc.
         7.875%, 03/01/11         100         114,404
      Echostar DBS Corp.
         9.375%, 02/01/09         200         212,500
      Sprint Capital Corp.
         6.875%, 11/15/28         100          94,432
      Verizon New England, Inc.
         4.75%, 10/01/13          200         192,927
      Vodafone Group PLC
         5.00%, 12/16/13          200         197,476
                                         ------------
                                              862,246
                                         ------------

    UTILITIES -- 0.9%
      Centerpoint Energy
         Resources Corp.
         6.50%, 02/01/08          100         107,372
      Constellation Energy
         Group, Inc.
         4.55%, 06/15/15          250         231,934
      Dominion Resources,
         Inc.
         4.125%, 02/15/08         250         254,484
      Progress Energy, Inc.
         7.10%, 03/01/11          200         225,979
      Sempra Energy Co.
         6.00%, 02/01/13          150         158,082
      Tampa Electric Co.
         6.375%, 08/15/12         100         105,129
      Virginia Electric & Power Co.
         5.75%, 03/31/06          200         214,772
                                         ------------
                                            1,297,752
                                         ------------

TOTAL CORPORATE OBLIGATIONS
  (Cost $14,515,429)                       14,966,663
                                         ------------

  U.S. TREASURY OBLIGATIONS -- 8.5%
      U.S. Treasury Bonds
         8.875%, 08/15/17         100         140,797
         6.375%, 08/15/27         700         806,285
         5.50%, 08/15/28          250         258,203
         5.375%, 02/15/31         525         542,698
      U.S. Treasury Notes
         2.125%, 08/31/04       1,650       1,663,278
         1.625%, 03/31/05       1,000       1,002,188
         2.00%, 05/15/06@       1,000         997,891
         2.375%, 08/15/06@      1,000       1,003,438
         3.25%, 08/15/07@       1,000       1,017,540
         3.00%, 02/15/08@       1,200       1,201,032
         2.625%, 05/15/08@        800         784,469
         3.125%, 09/15/08@        300         298,723
         4.375%, 08/15/12@      1,100       1,117,016
         4.25%, 08/15/13@       1,100       1,095,876
                                         ------------
    (Cost $11,874,091)                     11,929,434
                                         ------------
  ASSET BACKED SECURITIES -- 2.6%
      AmeriCredit
         Automobile
         Receivables Trust
         Series 1999-D
         Cl-A3
         7.02%, 12/12/05          227         228,318

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Ameriquest Mortgage
         Securities, Inc.
         Series 2003-5
         Cl-A3
         3.027%, 07/25/33     $   400    $    398,262
         Series 2003-8
         Cl-Af2
         3.02%, 10/25/33          200         198,108
      AQ Finance Nim Trust
         Series 2003-N11
         Cl-A
         7.143%, 10/25/33          55          55,054
      Argent Securities,
         Inc. Series
         2003-W3 Cl AF3
         3.991%, 09/25/30         350         357,893
      Asset Backed Funding
         Corp. NIM Trust
         Series 2003-OPT1
         Cl-N1
         6.90%, 07/26/33           44          44,471
      Bayview Financial
         Acquisition Trust
         Series 1998-B
         Cl-M1
         [FRB]
         2.52%, 06/25/36
         144A                     122         121,026
         Series 2002-DA
         C1-M1
         1.97%, 08/25/32
         144A                     124         123,355
      Chase Funding
         Mortgage Loan
         Asset-Backed
         Series 2001-1
         Cl-2M2 [FRB]
         2.05%, 12/25/30          150         150,214
      CIT RV Trust Series
         1998-A Cl-A4
         6.09%, 02/15/12           47          47,389
      Ford Credit Auto
         Owner Trust Series
         2002-A Cl-B
         4.79%, 11/15/06          300         310,260
      Household Mortgage
         Loan Trust Series
         2002-HC1 Cl-M
         [FRB]
         1.77%, 05/20/32          207         207,008
         Series 2003-HC2
         Cl M
         1.72%, 06/20/33          200         200,020
      Long Beach Mortgage
         Loan Trust Series
         2001-2 Cl-M2
         2.50%, 07/25/31          280         277,160

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Morgan Stanley ABS
         Capital I
         Series 2003-NC9N
         7.60%, 07/25/33      $    63    $     63,291
      Peco Energy
         Transition Trust
         Series 1999-A
         Cl-A6
         6.05%, 03/01/09          300         326,000
      Residential Asset
         Mortgage Products,
         Inc.
         Series 2001-RS2
         Cl-MII1 [FRB]
         1.67%, 06/25/31          150         150,148
         Series 2003-Rz4
         Cl-A4
         4.04%, 12/25/30          335         333,282
                                         ------------
    (Cost $3,574,371)                       3,591,259
                                         ------------
  COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%
      Commercial Mortgage
         Acceptance Corp.
         Series 1998-C2
         Cl-X
         10.51%, 09/15/30
         [IO]                   7,109         322,820
         Series 1999-C1
         Cl-A2
         7.03%, 06/15/31          400         454,594
      Commercial Mortgage
         Asset Trust Series
         1999-C1 Cl-A2
         6.585%, 01/17/32         350         389,790
      Credit-Based Asset
         Servicing and
         Securitization
         Series 2001-CB2
         Cl-A2F
         5.974%, 03/25/19         595         599,534
      GMAC Commercial
         Mortgage
         Securities, Inc.
         Series 2002-C2
         Cl-A1
         4.321%, 10/15/38         495         513,540
      J.P. Morgan Chase
         Commercial
         Mortgage Corp.
         Series 2002-Fl1A
         Cl-A2
         1.56%, 02/14/15
         144A [FRN]               500         500,172
      NationsLink Funding
         Corp. Series
         1998-2 Cl-A1
         6.001%, 08/20/30          61          64,623

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Wachovia Bank
         Commercial
         Mortgage Trust
         Series 2003-C4
         Cl-A2
         4.566%, 04/15/35     $   400    $    398,114
                                         ------------
      (Cost $3,242,922)                     3,243,187
                                         ------------
                              SHARES
                              ------
EXCHANGE TRADED FUNDS -- 0.9%
      iShares GS $ InvesTop
         Corporate Bond
         Fund
      (Cost $1,183,999)        11,000       1,211,650
                                         ------------

                                PAR
                               (000)
                               -----
MUNICIPAL BONDS -- 0.8%
     CALIFORNIA -- 0.3%
      California State
         Revenue
         Anticipation
         Warrants Series B
         2.00%, 06/16/04      $   500    501,680
    ILLINOIS -- 0.3%
      Illinois State
         Taxable Pension
         5.10%, 06/01/33          400         361,700
    NEW JERSEY -- 0.2%
      New Jersey State Turnpike
         Authority Turnpike
         Series B
         4.252%, 01/01/16         250         235,500
                                         ------------

TOTAL MUNICIPAL BONDS
      (Cost $1,156,363)                     1,098,880
                                         ------------

  SOVEREIGN ISSUES -- 0.6%
     CANADA
      Province of Ontario
         3.50%, 09/17/07@         550         554,604
      Province of Quebec
         7.50%, 09/15/29          250         308,693
                                         ------------
      (Cost $857,562)                         863,297
                                         ------------
                             PRINCIPAL
                             IN LOCAL
                             CURRENCY
                               (000)
                             ---------
FOREIGN BONDS -- 0.2%
     FINANCIAL SERVICES
      Diageo Capital PLC -- (GBP)
         3.375%, 03/20/08@
      (Cost $248,339)             250         248,204
                                         ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $125,303,048)                     139,262,733
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.9%
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.6%
      Federal National
         Mortgage Assoc.
         0.95%, 11/03/03
                              $ 3,600    $  3,599,810
                                         ------------
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED -- 18.3%
     CORPORATE OBLIGATIONS -- 7.2%
      American Express
         Centurian
         1.11% 11/13/03
         [FRN]!                   694         694,304
      Bear Stearns Co.,
         Inc.
         1.182% 11/03/03
         [FRN]!                   861         861,434
      General Electric
         Capital Corp.
         1.08% 11/03/03
         [FRN]!                   131         130,995
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                   754    753,909
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                   119         118,560
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03        1,259       1,259,045
         1.192%, 11/03/03
         [FRN]!                 2,896       2,895,953
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 2,042       2,041,662
         1.142%, 11/03/03
         [FRN]!                   436         436,455
      National City Bank of
         Indiana
         1.08%, 11/10/03
         [FRN]!                   470         469,712
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!                   489         488,900
                                         ------------
                                           10,150,929
                                         ------------

    COMMERCIAL PAPER -- 1.7%
      Concord Minutemen
         Capital Co.
         1.08%, 11/14/03          343         341,936
         1.08%, 11/18/03          933         931,406
         1.11%, 01/09/04          141         140,504
      Depfa Bank PLC
         1.077% 11/18/03           21          21,198

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Monumental Global
         Funding
         1.12%, 11/28/03      $     9    $      9,259
      Tannehill Capital Co.
         1.10%, 01/08/04          899         892,121
                                         ------------
                                            2,336,424
                                         ------------

    TIME DEPOSIT -- 1.1%
      Wells Fargo Bank &
         Co.
         1.062% 11/03/03        1,544       1,544,170
                                         ------------

    REPURCHASE AGREEMENT -- 2.3%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $3,333,061
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0%-7.5% maturing
         03/15/24 to
         10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5%-8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $4,634,767
         market value
         including accrued
         interest
         $3,432,833)            3,333       3,332,767
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
-----------------------------------------------------
    NON-REGISTERED INVESTMENT COMPANY -- 6.0%
      BlackRock
         Institutional
         Money Market
         Trust(a)            8,468,851   $  8,468,851
                                         ------------

TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $29,432,951)                       29,432,951
                                         ------------

TOTAL INVESTMENTS -- 119.8%
  (Cost $154,735,999; Note 5)             168,695,684
LIABILITIES IN EXCESS OF
  OTHER ASSETS# -- (19.8%)                (27,934,713)
                                         ------------

NET ASSETS -- 100.0%                     $140,760,971
                                         ============

# Cash of $42,750 has been segregated with the custodian to cover requirements for the following open futures contracts at October 31, 2003:

                                                CONTRACTS    CONTRACTS
                       EXPIRATION   NUMBER OF    AT TRADE    AT CURRENT    UNREALIZED
DESCRIPTION              MONTH      CONTRACTS   DATE VALUE     VALUE      APPRECIATION
-----------            ----------   ---------   ----------   ----------   ------------
Long Position:
S&P 500 Index           12/03           3        $758,475     $787,125      $28,650
                                                                            =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

144A -- Indicates a restricted security purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The aggregate cost of such securities is $3,813,210. The aggregate value of $3,989,010 is approximately 2.8% of net assets.

See Notes to Financial Statements.

ASAF DEAM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 84.5%
  FOREIGN STOCK -- 84.5%
     AUSTRALIA -- 5.6%
      Amcor Ltd.               17,797   $   107,339
      AMP Ltd.                  9,002        42,030
      AMP Ltd. Rights*          9,002             0
      Australia & New
         Zealand Banking
         Group Ltd.            30,144       380,725
      Australia & New
         Zealand Banking
         Group Ltd. Rights*     5,481        16,761
      BHP Billiton Ltd.        25,295       210,355
      Centro Properties
         Group                 28,286        76,068
      Commonwealth Bank of
         Australia             13,200       257,571
      Foster's Group Ltd.      23,071        74,812
      General Property Trust   26,516        52,493
      Lend Lease Corp. Ltd.     6,747        53,667
      Macquarie Bank Ltd.       2,213        54,708
      Macquarie Goodman
         Industrial Trust      60,477        66,085
      Macquarie
         Infrastructure
         Group                 31,545        70,955
      Mirvac Group             15,234        46,048
      National Australia
         Bank Ltd.             13,329       289,313
      News Corp. Ltd.          11,617       103,449
      News Corp. Ltd. Pfd.     15,444       113,639
      QBE Insurance Group
         Ltd.                   9,535        69,686
      Rio Tinto Ltd.            3,842        97,187
      Suncorp-Metway Ltd.       8,170        75,189
      Telstra Corp. Ltd.       19,506        65,605
      Wesfarmers Ltd.           3,701        76,157
      Westfield Holdings
         Ltd.                   5,867        59,156
      Westfield Trust          34,280        80,998
      Westpac Banking Corp.
         Ltd.                  15,844       181,563
      Woolworths Ltd.          10,044        79,250
                                        -----------
                                          2,800,809
                                        -----------
    AUSTRIA -- 0.4%
      Erste Bank der
         Oesterreichischen
         Sparkassen AG          2,020       223,349
                                        -----------
    BELGIUM -- 1.6%
      Dexia                    17,170       270,468
      Fortis                    2,560        45,653
      S.A. D'Ieteren NV           640       119,043
      Umicore                   5,730       348,720
                                        -----------
                                            783,884
                                        -----------
    DENMARK -- 0.7%
      Jyske Bank Reg.*          6,955       334,996
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
    FINLAND -- 1.8%
      Fortum Oyj               11,390   $   105,003
      Nokia Oyj                48,150       817,810
                                        -----------
                                            922,813
                                        -----------
    FRANCE -- 6.2%
      Alcatel SA*              21,210       279,861
      Assurances Generales
         de France              2,460       129,836
      Aventis SA                2,110       111,732
      AXA                      22,280       422,190
      BNP Paribas SA           10,420       547,535
      Carrefour SA              1,250        65,625
      Compagnie de Saint-
         Gobain                   140         5,906
      France Telecom SA*       12,800       309,811
      Orange SA*               14,810       163,907
      Sanofi-Synthelabo SA        310        19,191
      Societe Generale Cl-A       780        57,943
      Total SA                  3,700       575,094
      Vivendi Universal SA*    20,220       424,761
                                        -----------
                                          3,113,392
                                        -----------
    GERMANY -- 3.1%
      Continental AG            4,370       148,344
      DaimlerChrysler AG        3,550       132,435
      Deutsche Post AG         14,890       286,483
      Deutsche Telekom AG*      8,880       139,881
      E.ON AG                   2,460       124,346
      SAP AG                    4,290       624,156
      Schwarz Pharma AG         1,300        28,654
      Siemens AG                1,030        69,450
                                        -----------
                                          1,553,749
                                        -----------
    HONG KONG -- 1.5%
      BOC Hong Kong
         (Holdings) Ltd.       31,500        54,557
      Cheung Kong (Holdings)
         Ltd.                  12,100       100,889
      CLP Ltd.                 31,200       141,021
      Hang Seng Bank Ltd.       6,200        77,443
      Hong Kong Electric
         Holdings Ltd.         25,700       100,276
      Hutchison Whampoa Ltd.   17,300       134,222
      Johnson Electric
         Holdings Ltd.         31,100        40,448
      Sun Hung Kai
         Properties Ltd.        6,900        58,420
      Swire Pacific Ltd.
         Cl-A                   7,600        46,389
                                        -----------
                                            753,665
                                        -----------
    ITALY -- 3.1%
      Alleanza Assicurazioni
         SPA                   12,840       128,521
      Assicurazioni Generali
         SPA                    3,190        73,428

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Banca Intesa SPA          4,390   $    14,800
      Buzzi Unicem SPA         29,730       330,760
      Enel SPA                  2,540        15,886
      Eni SPA                  13,240       210,254
      Impregilo SPA           383,370       245,570
      Marzotto SPA             11,380       103,588
      Mediaset SPA             28,410       287,010
      Telecom Italia SPA*      47,301       123,450
      UniCredito Italiano
         SPA                    9,360        46,137
                                        -----------
                                          1,579,404
                                        -----------
    JAPAN -- 18.1%
      Aeon Co. Ltd.             2,000        66,039
      Ajinomoto Co., Inc.       7,000        70,678
      Alps Electric Co. Ltd.    3,000        50,293
      Asahi Breweries Ltd.      6,800        56,783
      Asahi Glass Co. Ltd.      7,200        56,848
      Bridgestone Corp.         5,000        65,493
      Canon, Inc.               5,800       280,676
      Central Japan Railway
         Co.                        5        43,753
      Chiba Bank Ltd.          12,000        51,631
      Chubu Electric Power
         Co., Inc.              6,900       138,395
      Credit Saison Co. Ltd.    2,000        41,843
      Dai Nippon Printing
         Co. Ltd.               4,000        61,782
      Daikin Industries Ltd.    2,000        42,662
      Daiwa Securities
         Group, Inc.            9,000        65,821
      Denso Corp.               2,700        51,208
      East Japan Railway Co.       32       144,958
      Eisai Co. Ltd.            2,400        56,324
      FANUC Ltd.                  800        48,101
      Fuji Photo Film Co.
         Ltd.                   4,300       126,729
      Fujitsu Ltd.             10,000        62,673
      Hitachi Ltd.             18,800       110,473
      Honda Motor Co. Ltd.      6,400       252,658
      Hoya Corp.                  800        72,406
      Ito-Yokado Co. Ltd.       2,000        73,498
      JFE Holdings, Inc.        2,100        53,677
      JGC Corp.                 6,000        51,576
      Kansai Electric Power
         Co.                    5,000        86,415
      Kao Corp.                 3,000        61,673
      Keihin Electric
         Express Railway Co.
         Ltd.                   7,900        46,206
      Keyence Corp.               300        65,984
      Kinki Nippon Railway
         Co. Ltd.              22,100        66,540
      Kirin Brewery Co. Ltd.    7,700        61,566
      Komatsu Ltd.              8,800        47,628
      Kubota Corp.             14,000        50,430
      Kyocera Corp.             1,700       102,370
      Kyowa Hakko Kogyo Co.
         Ltd.                  11,000        64,838

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Kyushu Electric Power
         Co., Inc.              6,100   $   100,765
      Mabuchi Motor Co. Ltd.      600        45,736
      Marui Co. Ltd.            5,000        63,492
      Matsushita Electric
         Industrial Co. Ltd.   14,000       184,527
      Matsushita Electric
         Works Ltd.             7,000        52,595
      Millea Holding, Inc.          8        95,329
      Mitsubishi Chemical
         Corp.                 21,000        55,014
      Mitsubishi Corp.          5,000        51,894
      Mitsubishi Electric
         Corp.*                14,100        62,974
      Mitsubishi Estate Co.
         Ltd.                   5,000        47,937
      Mitsubishi Heavy
         Industries Ltd.       22,000        60,436
      Mitsubishi Tokyo
         Financial Group,
         Inc.                      18       129,349
      Mitsui & Co. Ltd.         9,000        65,493
      Mitsui Chemicals, Inc.    9,000        52,558
      Mitsui Fudosan Co.
         Ltd.                   4,000        37,222
      Mitsui O.S.K. Lines
         Ltd.                  18,000        73,189
      Murata Manufacturing
         Co. Ltd.               1,500        85,278
      NEC Corp.                 7,600        67,127
      NGK Insulators Ltd.       7,200        49,185
      Nikko Cordial Corp.       9,000        48,547
      Nikon Corp.               3,000        45,545
      Nintendo Co. Ltd.         1,000        77,227
      Nippon Express Co.
         Ltd.                  15,000        67,676
      Nippon Mitsubishi Oil
         Corp.                 11,100        54,826
      Nippon Steel Corp.       41,000        84,286
      Nippon Telegraph and
         Telephone Corp.           43       192,050
      Nippon Yusen Kabushiki
         Kaisha                12,900        54,916
      Nissan Motor Co. Ltd.    15,800       177,065
      Nisshin Seifun Group,
         Inc.                   9,000        73,762
      Nomura Holdings, Inc.    12,000       206,085
      NTT Data Corp.               14        62,018
      NTT DoCoMo, Inc.            138       298,759
      Oji Paper Co. Ltd.       13,000        69,177
      Olympus Optical Co.
         Ltd.                   2,000        43,844
      Oriental Land Co.           800        43,953
      Orix Corp.                  500        42,070
      Osaka Gas Co. Ltd.       20,000        55,305
      Promise Co. Ltd.          1,250        56,170
      Ricoh Co. Ltd.            6,000       113,795
      Rohm Co. Ltd.               700        94,365
      Sanyo Electric Co.
         Ltd.                  10,600        48,596
      Secom Co. Ltd.            2,200        86,051
      Sekisui House Ltd.        5,000        49,074

ASAF DEAM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Seven-Eleven Japan Co.
         Ltd.                   3,100   $    98,131
      Sharp Corp.               6,000        94,474
      Shimizu Corp.            12,000        46,391
      Shin-Etsu Chemical Co.
         Ltd.                   2,600        96,730
      Shiseido Co. Ltd.         5,000        52,486
      SMC Corp.                   400        48,138
      Sony Corp.                5,700       198,581
      Sumitomo Electric
         Industries Ltd.        7,600        65,330
      Sumitomo Metal
         Industries Ltd.       44,000        40,824
      Sumitomo Mitsui
         Financial Group,
         Inc.                      11        55,333
      Taisho Pharmaceutical
         Co. Ltd.               3,700        63,846
      Takeda Chemical
         Industries Ltd.        7,700       272,461
      Takefuji Corp.              810        47,966
      TDK Corp.                   800        52,395
      The Shizouka Bank Ltd.    7,800        55,058
      Tohoku Electric Power
         Co., Inc.              4,300        69,701
      Tokyo Electric Power
         Co., Inc.              9,400       200,509
      Tokyo Electron Ltd.         900        64,511
      Tokyo Gas Co. Ltd.       19,800        67,900
      TonenGeneral Sekiyu
         K.K.                   6,000        49,011
      Toppan Printing Co.
         Ltd.                   5,300        48,596
      Toray Industries, Inc.   10,000        41,570
      Toshiba Corp.            18,700        75,014
      Toto Ltd.                 5,100        42,448
      Toyota Industries
         Corp.                  2,700        49,857
      Toyota Motor Corp.       18,600       529,568
      Yamada Denki Co. Ltd.     1,400        44,572
      Yamanouchi
         Pharmaceutical Co.
         Ltd.                   3,500        87,870
      Yamato Transport Co.
         Ltd.                   5,000        66,448
                                        -----------
                                          9,101,609
                                        -----------
    NETHERLANDS -- 5.5%
      ABN AMRO Holding NV      19,620       411,701
      Aegon NV                  2,600        34,095
      ING Groep NV             19,400       402,799
      Koninklijke (Royal)
         Philips Electronics
         NV                    12,760       343,999
      Oce NV                   20,880       277,206
      Royal Dutch Petroleum
         Co.                   11,890       527,605

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Stork NV                 27,790   $   491,064
      Unilever NV               4,810       279,422
                                        -----------
                                          2,767,891
                                        -----------
    NEW ZEALAND -- 0.1%
      Telecom Corp. of New
         Zealand Ltd.          21,710        64,565
                                        -----------
    NORWAY -- 1.1%
      Orkla ASA Cl-A           10,740       225,141
      Telenor ASA              57,630       313,736
                                        -----------
                                            538,877
                                        -----------
    PORTUGAL -- 0.4%
      Jeronimo Martins SGPS
         SA*                   19,330       182,021
                                        -----------
    SINGAPORE -- 0.6%
      DBS Group Holdings
         Ltd.                   5,300        43,534
      Oversea-Chinese
         Banking Corp. Ltd.     7,200        50,042
      Singapore Airlines
         Ltd.                   6,900        47,957
      Singapore Press
         Holdings Ltd.          4,000        45,263
      Singapore
         Telecommunications
         Ltd.                  55,700        55,030
      United Overseas Bank
         Ltd.                  10,200        79,681
                                        -----------
                                            321,507
                                        -----------
    SPAIN -- 4.6%
      Amadeus Global Travel
         Distribution SA
         Cl-A                   2,270        14,250
      Antena 3 Television
         SA*                      202         6,587
      Banco Bilbao Vizcaya
         Argentaria SA         12,610       144,690
      Banco Santander
         Central Hispano SA    20,190       193,640
      Endesa SA                21,280       337,684
      Repsol YPF SA            29,900       521,397
      Telefonica SA            59,610       741,496
      Union Fenosa SA          21,350       344,999
                                        -----------
                                          2,304,743
                                        -----------
    SWEDEN -- 1.3%
      Atlas Copco AB Cl-B      12,590       411,552
      Getinge AB                7,080       259,118
                                        -----------
                                            670,670
                                        -----------
    SWITZERLAND -- 6.9%
      Converium Holding AG      1,676        82,585
      Credit Suisse Group      20,751       731,140
      Nestle SA                 2,003       440,991
      Nobel Biocare Holding
         AG                     2,460       219,799
      Novartis AG              13,786       525,482

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Roche Holding AG          6,653   $   550,531
      Swiss Life Holding*         476        80,738
      UBS AG                    6,179       379,432
      Vontobel Holding AG      14,061       307,995
      Zurich Financial
         Services AG            1,217       155,843
                                        -----------
                                          3,474,536
                                        -----------
    UNITED KINGDOM -- 21.9%
      Amvescap PLC             18,830       149,064
      Arriva PLC               65,300       432,164
      AstraZeneca PLC          16,550       777,383
      Balfour Beatty PLC       73,330       238,299
      Barclays PLC             67,570       569,877
      BHP Billiton PLC         46,532       365,400
      Big Food Group PLC      119,020       228,228
      BP PLC                  171,170     1,188,014
      British American
         Tobacco PLC           39,170       473,597
      British Sky
         Broadcasting Group
         PLC*                   1,270        13,793
      BT Group PLC             33,510       105,485
      GlaxoSmithKline PLC      55,970     1,198,630
      Granada Compass PLC     151,810       302,054
      GUS PLC                  32,410       395,988
      HBOS PLC                 17,670       205,549
      HSBC Holdings PLC        68,050     1,021,979
      Imperial Tobacco Group
         PLC                      440         7,295
      Lloyds TSB Group PLC     18,280       126,951
      Novar PLC                63,540       142,868
      Rio Tinto PLC            10,670       258,742
      Royal Bank of Scotland
         Group PLC             14,890       398,977
      SABMiller PLC            35,030       295,885
      Scottish Power PLC       10,640        63,195
      Securicor PLC           128,921       190,880
      Shell Transport &
         Trading Co. PLC       53,590       334,659
      Unilever PLC             39,420       336,143
      Vodafone Group PLC      480,840     1,009,757
      Whitbread PLC             7,520        95,835
      Wimpey, (George) PLC      9,850        54,659
                                        -----------
                                         10,981,350
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $37,995,192)                     42,473,830
                                        -----------
TOTAL LONG-TERM INVESTMENTS
  (Cost $37,995,192)                     42,473,830
                                        -----------
---------------------------------------------------
                                PAR
                               (000)       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENT -- 1.2%
  U.S. Treasury Bills
     0.93%, 01/29/04#, (2)
  (Cost $598,621)             $   600   $   598,605
                                        -----------
TOTAL INVESTMENTS -- 85.7%
  (Cost $38,593,813; Note 5)             43,072,435
OTHER ASSETS LESS
  LIABILITIES -- 14.3%                    7,176,832
                                        -----------
NET ASSETS -- 100.0%                    $50,249,267
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 2003:

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS AT     UNREALIZED
MONTH        TYPE       RECEIVE           FOR          VALUE        APPRECIATION
---------------------------------------------------------------------------------
12/03         Buy   EUR   5,859,171   $ 6,609,817   $ 6,789,556       $179,739
12/03         Buy   GBP   2,083,365     3,354,170     3,521,306        167,136
12/03         Buy   JPY 355,649,139     3,119,313     3,234,320        115,007
                                      -----------   -----------       --------
                                      $13,083,300   $13,545,182       $461,882
                                      ===========   ===========       ========

SETTLEMENT            CONTRACTS TO     IN EXCHANGE   CONTRACTS AT    UNREALIZED
MONTH        TYPE        DELIVER           FOR          VALUE       DEPRECIATION
--------------------------------------------------------------------------------
12/03         Sell   EUR   2,647,555   $ 3,046,000   $ 3,067,963     $ (21,963)
12/03         Sell   GBP     950,490     1,565,000     1,606,520       (41,520)
12/03         Sell   JPY 162,880,800     1,460,000     1,481,260       (21,260)
                                       -----------   -----------     ---------
                                       $ 6,071,000   $ 6,155,743     $ (84,743)
                                       ===========   ===========     =========

# Securities with an aggregate market value of $598,605 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2003:

                                                CONTRACTS    CONTRACTS      UNREALIZED
                       EXPIRATION   NUMBER OF    AT TRADE    AT CURRENT   APPRECIATION/
DESCRIPTION              MONTH      CONTRACTS   DATE VALUE     VALUE      (DEPRECIATION)
-----------            ----------   ---------   ----------   ----------   --------------
Long Positions:
DJ Euro STOXX 50
 Index                   12/03         91       $1,944,022   $1,903,852      $(40,170)
FTSE 100 Index           12/03         31       2,273,217     2,260,466       (12,751)
S&P ASX 200 Index        12/03         11         633,629       635,927         2,298
TOPIX Index              12/03         20       2,737,383     2,734,687        (2,696)
                                                ----------
                                                                             $(53,319)
                                                                             ========

ASAF DEAM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2003. Percentages are based on net assets.

INDUSTRY
--------
Airlines                                      0.1%
Automobile Manufacturers                      2.2%
Automotive Parts                              0.5%
Beverages                                     1.4%
Broadcasting                                  1.2%
Building Materials                            1.0%
Business Services                             0.9%
Chemicals                                     0.4%
Clothing & Apparel                            0.2%
Computer Hardware                             0.2%
Computer Services & Software                  1.2%
Conglomerates                                 1.5%
Construction                                  1.4%
Consumer Products & Services                  0.7%
Containers & Packaging                        0.2%
Electronic Components & Equipment             3.6%
Entertainment & Leisure                       0.2%
Farming & Agriculture                         1.0%
Financial -- Bank & Trust                    14.8%
Financial Services                            2.5%
Food                                          4.0%
Industrial Products                           0.1%
Insurance                                     3.1%
Machinery & Equipment                         2.3%
Medical Supplies & Equipment                  3.7%
Metals & Mining                               2.9%
Office Equipment                              1.3%
Oil & Gas                                     7.3%
Paper & Forest Products                       0.1%
Pharmaceuticals                               4.9%
Printing & Publishing                         0.5%
Real Estate                                   1.4%
Retail & Merchandising                        1.9%
Semiconductors                                0.3%
Telecommunications                            9.5%
Transportation                                2.6%
Utilities                                     3.4%
                                             -----
TOTAL                                        84.5%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.
 52

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
LONG-TERM INVESTMENTS -- 94.4%
  CORPORATE OBLIGATIONS -- 89.5%
     ADVERTISING -- 1.3%
      Advanstar Communications, Inc.
         10.75%, 08/15/10
         144A                 $    75    $     80,063
         12.00%, 02/15/11         975         979,874
      Advanstar, Inc.
         15.00%, 10/15/11
         [STEP]                   225         160,313
      Lamar Media Corp.
         7.25%, 01/01/13          600         636,000
      R.H. Donnelley Corp.
         10.875%, 12/15/12
         144A                     725         864,563
                                         ------------
                                            2,720,813
                                         ------------
    AEROSPACE -- 0.9%
      Alliant Techsystems, Inc.
         8.50%, 05/15/11          625         692,187
      Anteon Corp.
         12.00%, 05/15/09         412         453,199
      DRS Technologies,
         Inc.
         6.875%, 11/01/13
         144A                     325         329,063
      Gencorp, Inc.
         9.50%, 08/15/13
         144A                     325         333,938
      TD Funding Corp.
         8.375%, 07/15/11
         144A                     225         241,313
                                         ------------
                                            2,049,700
                                         ------------
    AUTOMOBILE MANUFACTURERS -- 1.1%
      General Motors Corp.
         7.125%, 07/15/13       1,100       1,147,542
         8.375%, 07/15/33       1,125       1,190,914
                                         ------------
                                            2,338,456
                                         ------------
    AUTOMOTIVE PARTS -- 3.5%
      Accuride Corp. Cl-B
         9.25%, 02/01/08          225         225,000
      Advanced Accessory Systems
         10.75%, 06/15/11
         144A                     625         671,875
      American Axle & Manufacturing, Inc.
         9.75%, 03/01/09          950       1,016,500
      Arvin Industries,
         Inc.
         6.75%, 03/15/08          600         588,750
         7.125%, 03/15/09         200         197,250
      ArvinMeritor, Inc.
         8.75%, 03/01/12          225         236,813
      Keystone Automotive Operations, Inc.
         9.75%, 11/01/13
         144A                     175         182,875
      Lear Corp. Cl-B
         8.11%, 05/15/09        1,100       1,269,125

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Rexnord Corp.
         10.125%, 12/15/12    $   675    $    752,625
      TRW Automotive, Inc.
         11.00%, 02/15/13
         144A                   1,275       1,510,874
      United Auto Group, Inc.
         9.625%, 03/15/12         500         547,500
      United Components, Inc.
         9.375%, 06/15/13
         144A                     425         436,688
                                         ------------
                                            7,635,875
                                         ------------
    BEVERAGES -- 0.6%
      Constellation Brands, Inc.
         8.00%, 02/15/08          650         716,625
      Cott Beverages, Inc.
         8.00%, 12/15/11          525         567,000
                                         ------------
                                            1,283,625
                                         ------------
    BROADCASTING -- 1.5%
      Liberty Media Group
         7.75%, 07/15/09          425         477,173
      Muzak Finance LLC
         10.00%, 02/15/09         550         580,250
      Sinclair Broadcast Group, Inc.
         8.75%, 12/15/11          500         550,000
         8.00%, 03/15/12          525         556,500
      XM Satellite Radio, Inc.
         10.128%, 12/31/09
         [STEP]                   588         508,361
         12.00%, 06/15/10         475         529,625
                                         ------------
                                            3,201,909
                                         ------------
    BUILDING MATERIALS -- 0.8%
      American Builders & Contractors
         Supply Co., Inc.
         Cl-B
         10.625%, 05/15/07        300         309,000
      Associated Materials, Inc.
         9.75%, 04/15/12          325         351,000
      Koppers Industry,
         Inc.
         9.875%, 10/15/13
         144A                     300         319,500
      NCI Building Systems, Inc. Cl-B
         9.25%, 05/01/09          650         689,000
                                         ------------
                                            1,668,500
                                         ------------
    BUSINESS SERVICES -- 0.6%
      Brickman Group, Ltd. Cl-B
         11.75%, 12/15/09         625         715,625
      Sitel Corp.
         9.25%, 03/15/06          550         519,750
                                         ------------
                                            1,235,375
                                         ------------

ASAF FEDERATED HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
CABLE TELEVISION -- 2.6%
      Charter Communications Holdings
         LLC
         10.25%, 09/15/10
         144A                 $   400    $    408,000
         12.55%, 04/01/11
         [STEP]                 1,925       1,463,000
         10.00%, 05/15/11         450         363,375
      CSC Holdings, Inc.
         7.875%, 12/15/07       1,325       1,358,125
         8.125%, 07/15/09         825         860,063
         9.875%, 02/15/13         600         630,000
      LodgeNet Entertainment Corp.
         9.50%, 06/15/13          550         596,750
                                         ------------
                                            5,679,313
                                         ------------
    CHEMICALS -- 3.8%
      Equistar Chemical Funding Corp.
         10.125%, 09/01/08        725         764,875
      FMC Corp.
         10.25%, 11/01/09         425         494,063
      General Chemical
         Industry Products,
         Inc., (Cost
         $496,882,
         Purchased
         08/26/99-
         11/17/99)
         10.625%,
         05/01/09+,++++           500         156,250
      Huntsman Advanced Materials
         11.00%, 07/15/10
         144A                     225         246,375
      Huntsman ICI Chemicals Corp.
         10.125%, 07/01/09      1,025         981,438
      Lyondell Chemical Co.
         9.875%, 05/01/07         600         612,000
         9.50%, 12/15/08          250         248,125
         10.875%, 05/01/09      1,050       1,034,249
      Nalco Co.
         7.75%, 11/15/11
         144A                     200         209,000
         8.875%, 11/15/13
         144A                     375         391,875
      Salt Holdings Corp., Inc.
         12.75%, 12/15/12
         [STEP] 144A              500         357,500
   12.00%, 5.928%, 06/01/13
         [STEP] 144A            1,000         615,000
      Texas Petrochemical
         Corp., (Cost
         $471,877,
         Purchased
         03/09/99-05/10/01)
         11.125%,
         07/01/06+,++++           500         141,250
      Union Carbide Chemical & Plastic
         Corp.
         8.75%, 08/01/22          600         553,500
         7.875%, 04/01/23          75          65,813

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Union Carbide Corp.
         6.79%, 06/01/05      $   300    $    288,750
      United Industries Corp. Cl-D
         9.875%, 04/01/09         950         995,124
                                         ------------
                                            8,155,187
                                         ------------
    CLOTHING & APPAREL -- 2.1%
      Broder Brothers Co.
         11.25%, 10/15/10
         144A                     550         566,500
      GFSI, Inc. Cl-B
         9.625%, 03/01/07         675         617,625
      Levi Strauss & Co.
         11.625%, 01/15/08        675         583,875
         12.25%, 12/15/12         300         249,000
      Phillips Van-Heusen Corp.
         8.125%, 05/01/13
         144A                     475         503,500
      Russell Corp.
         9.25%, 05/01/10          550         578,875
      Warnaco, Inc.
         8.875%, 06/15/13
         144A                     825         886,875
      William Carter Co.
         10.875%, 08/15/11        575         652,625
                                         ------------
                                            4,638,875
                                         ------------
    COMPUTER HARDWARE -- 0.2%
      Seagate Technology HDD Holdings
         8.00%, 05/15/09          400         437,000
                                         ------------
    COMPUTER SERVICES & SOFTWARE -- 0.4%
      Cooperative Computing, Inc.
         10.50%, 06/15/11
         144A                     325         352,625
      Unisys Corp.
         6.875%, 03/15/10         425         452,625
                                         ------------
                                              805,250
                                         ------------
    CONGLOMERATES -- 0.6%
      Eagle-Picher, Inc.
         9.75%, 09/01/13
         144A                   1,000       1,065,000
      Jacuzzi Brands, Inc.
         9.625%, 07/01/10
         144A                     200         213,000
                                         ------------
                                            1,278,000
                                         ------------
    CONSTRUCTION -- 0.3%
      MMI Products, Inc. Cl-B
         11.25%, 04/15/07         850         556,750
      Nortek Holdings, Inc.
         9.25%, 03/15/07          100         103,750
                                         ------------
                                              660,500
                                         ------------
    CONSUMER PRODUCTS & SERVICES -- 4.4%
      American Achievement Corp.
         11.625%, 01/01/07        775         864,124

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      American Greetings Corp.
         11.75%, 07/15/08     $   925    $  1,072,999
      Amscan Holdings, Inc.
         9.875%, 12/15/07         500         502,500
      Cabot Safety Corp.
         12.50%, 07/15/05         450         459,563
      Chattem, Inc. Cl-B
         8.875%, 04/01/08         600         619,500
      Commonwealth Brands, Inc.
         10.625%, 09/01/08
         144A                     600         657,000
      Diamond Brands Operating, Inc.
         10.125%,
         04/15/08++++              50             625
         12.875%,
         04/15/09++++
         [STEP]                    50               5
      Dimon, Inc.
         7.75%, 06/01/13
         144A                     250         258,750
      Foamex L.P. Capital Corp.
         9.875%, 06/15/07         100          65,500
         10.75%, 04/01/09         375         333,750
      ICON Health & Fitness, Inc.
         11.25%, 04/01/12         375         408,750
      Ingram Micro, Inc.
         9.875%, 08/15/08         750         813,750
      Jarden Corp.
         9.75%, 05/01/12          450         495,000
      Jostens, Inc.
         12.75%, 05/01/10         625         721,875
      Playtex Products,
         Inc.
         9.375%, 06/01/11         775         755,625
      Rayovac Corp.
         8.50%, 10/01/13
         144A                     175         183,750
      Reddy Ice Group, Inc.
         8.875%, 08/01/11
         144A                     375         398,438
      Sleepmaster LLC,
         (Cost $236,137,
         Purchased
         06/22/00-
         08/30/00)
         11.00%,
         05/15/09+,++             250          68,750
      Tempur-Pedic, Inc.
         10.25%, 08/15/10
         144A                     375         415,313
      Volume Services America, Inc.
         11.25%, 03/01/09         400         427,000
                                         ------------
                                            9,522,567
                                         ------------
    CONTAINERS & PACKAGING -- 3.6%
      Berry Plastics Corp.
         10.75%, 07/15/12         425         481,313

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Graham Packaging Co.
         4.735%, 01/15/08
         [FRN]                $   600    $    537,000
         8.75%, 01/15/08
         144A                     225         232,875
         8.75%, 01/15/08          300         310,500
         10.75%, 01/15/09         175         181,125
      Graphic Packaging International
         Corp.
         9.50%, 08/15/13
         144A                     100         110,750
      Greif, Inc.
         8.875%, 08/01/12         400         436,000
      Huntsman Packaging Corp.
         13.00%, 06/01/10         575         546,250
      Jefferson Smurfit
         Corp.
         8.25%, 10/01/12          525         555,188
         7.50%, 06/01/13          250         256,250
      Owens-Brockway Glass Containers
         Corp.
         8.875%, 02/15/09         750         815,624
         7.75%, 05/15/11          450         475,875
         8.25%, 05/15/13          375         394,688
      Owens-Illinois, Inc.
         8.10%, 05/15/07          625         651,562
         7.35%, 05/15/08          625         624,999
      Plastipak Holdings,
         Inc.
         10.75%, 09/01/11         525         580,125
      Pliant Corp.
         11.125%, 09/01/09
         144A                     150         161,250
         13.00%, 06/01/10         400         380,000
      Russell-Stanley
         Holdings, Inc.,
         (Cost $172,953,
         Purchased
         02/05/99-08/13/03)
         9.00%, 11/30/08
         [PIK]+                    47          18,878
                                         ------------
                                            7,750,252
                                         ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 0.6%
      Stoneridge, Inc.
         11.50%, 05/01/12         775         903,844
      Wesco Distribution, Inc. Cl-B
         9.125%, 06/01/08         425         431,375
                                         ------------
                                            1,335,219
                                         ------------
    ENTERTAINMENT & LEISURE -- 8.9%
      AMC Entertainment, Inc.
         9.50%, 03/15/09          225         233,438
         9.875%, 02/01/12         750         825,000
      AMF Bowling Worldwide, Inc.
         13.00%, 09/01/08         500         567,500
      Boyd Gaming Corp.
         8.75%, 04/15/12          650         708,500
         7.75%, 12/15/12          250         263,125

ASAF FEDERATED HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Cinemark USA, Inc.
         9.00%, 02/01/13      $   525    $    577,500
      Coast Hotels & Casinos, Inc.
         9.50%, 04/01/09          675         722,250
      Florida Panthers Holdings, Inc.
         9.875%, 04/15/09         800         860,000
      Harrah's Operating Co., Inc.
         7.875%, 12/15/05         450         488,250
      Isle of Capri Casinos, Inc.
         8.75%, 04/15/09          225         239,063
         9.00%, 03/15/12          450         495,000
      Majestic Star Casino LLC
         9.50%, 10/15/10
         144A                     325         336,375
      Mandalay Resort Group
         10.25%, 08/01/07       1,325       1,533,687
         9.50%, 08/01/08           50          58,000
      MGM Mirage, Inc.
         9.75%, 06/01/07          975       1,111,499
         8.375%, 02/01/11       1,700       1,899,749
      Mohegan Tribal Gaming Co.
         6.375%, 07/15/09
         144A                     600         613,500
         8.00%, 04/01/12          450         491,625
      Park Place Entertainment Corp.
         7.875%, 03/15/10       1,000       1,085,000
         8.125%, 05/15/11         700         766,500
      Penn National Gaming, Inc.
         8.875%, 03/15/10         250         271,875
      Penn National Gaming, Inc. Cl-B
         11.125%, 03/01/08        575         651,188
      Regal Cinemas, Inc.
         9.375%, 02/01/12         675         766,125
      Royal Caribbean Cruises Ltd.
         8.00%, 05/15/10          550         591,250
      Six Flags, Inc.
         9.75%, 04/15/13
         144A                     525         517,125
      Sun International
         Ltd.
         8.875%, 08/15/11         650         709,313
      Telex Communications, Inc.
         11.50%, 10/15/08
         144A                     175         175,000
      True Temper Sports, Inc.
         10.875%, 12/01/08        450         479,250
      Venetian Casino Resort LLC
         11.00%, 06/15/10         725         837,375
      Wynn Las Vegas LLC
         12.00%, 11/01/10         500         577,500
                                         ------------
                                           19,451,562
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    ENVIRONMENTAL SERVICES -- 1.8%
      Allied Waste North America Co.
         Cl-B
         7.625%, 01/01/06     $ 1,100    $  1,160,499
         8.875%, 04/01/08         750         832,500
         7.875%, 01/01/09         625         651,563
         10.00%, 08/01/09         275         300,438
      Imco Recycling, Inc.
         10.375%, 10/15/10
         144A                     500         497,500
      Synagro Technologies, Inc.
         9.50%, 04/01/09          500         552,500
                                         ------------
                                            3,995,000
                                         ------------
    FARMING & AGRICULTURE -- 1.1%
      AGCO Corp.
         9.50%, 05/01/08          750         821,250
      Dimon, Inc.
         9.625%, 10/15/11         325         364,813
      Hines Nurseries, Inc.
         10.25%, 10/01/11
         144A                     325         346,125
      Pilgrim's Pride Corp.
         9.625%, 09/15/11         825         903,375
                                         ------------
                                            2,435,563
                                         ------------
    FINANCIAL SERVICES -- 1.7%
      Armkel Finance, Inc.
         9.50%, 08/15/09          425         472,813
      Caithness Coso Fund Corp.
         9.05%, 12/15/09          806         866,862
      Ford Motor Credit Co.
         5.625%, 10/01/08         600         588,510
      PCA Finance Corp.
         11.875%, 08/01/09        800         880,000
      Yell Finance BV
         10.75%, 08/01/11         309         356,895
         13.50%, 08/01/11
         [STEP]                   592         535,760
                                         ------------
                                            3,700,840
                                         ------------
    FOOD -- 4.3%
      Agrilink Foods, Inc.
         11.875%, 11/01/08        925         978,187
      American Seafood Group LLC
         10.125%, 04/15/10        750         903,749
      B&G Foods, Inc.
         9.625%, 08/01/07         475         490,438
      Del Monte Foods Co. Cl-B
         9.25%, 05/15/11          875         971,249
         8.625%, 12/15/12
         144A                     325         359,125
      Dole Foods Co., Inc.
         8.625%, 05/01/09         600         651,000
         7.25%, 06/15/10          450         461,250

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Domino's, Inc.
         8.25%, 07/01/11
         144A                 $   225    $    239,063
      Eagle Family Foods, Inc. Cl-B
         8.75%, 01/15/08          600         411,000
      Land O' Lakes, Inc.
         8.75%, 11/15/11          825         709,500
      Michael Foods, Inc.
         11.75%, 04/01/11         400         502,000
      National Beef Packaging Co.
         10.50%, 08/01/11
         144A                     350         390,250
      New World Pasta Co.
         9.25%, 02/15/09          525         106,313
      Smithfield Foods,
         Inc.
         7.625%, 02/15/08         200         210,000
         8.00%, 10/15/09          700         773,500
         7.75%, 05/15/13
         144A                     575         623,875
      Swift & Co.
         10.125%, 10/01/09        325         365,625
         12.50%, 01/01/10
         144A                     225         256,500
                                         ------------
                                            9,402,624
                                         ------------
    FURNITURE -- 0.6%
      Norcraft Companies L.P.
         9.00%, 11/01/11
         144A                     200         211,000
      Sealy Mattress Co. Cl-B
         9.875%, 12/15/07         475         491,625
         10.875%, 12/15/07        475         496,375
                                         ------------
                                            1,199,000
                                         ------------
    HEALTHCARE SERVICES -- 3.4%
      AmeriPath, Inc.
         10.50%, 04/01/13         550         577,500
      Ardent Health Services LLC
         10.00%, 08/15/13
         144A                     200         215,000
      HCA, Inc.
         6.91%, 06/15/05          650         685,464
         8.75%, 09/01/10        1,450       1,679,259
         7.875%, 02/01/11         550         604,423
      Hudson Respiratory Care, Inc.
         9.125%, 04/15/08         300         253,500
      Magellan Health Services, Inc.
         9.375%, 11/15/07
         144A                     325         355,875
      Manor Care, Inc.
         8.00%, 03/01/08          725         815,125
      Neighborcare, Inc.
         6.875%, 11/15/13
         144A                     150         153,188
      Tenet Healthcare
         Corp.
         5.375%, 11/15/06         300         289,500
         6.375%, 12/01/11         575         537,625

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Vanguard Health Systems, Inc.
         9.75%, 08/01/11      $ 1,050    $  1,115,624
                                         ------------
                                            7,282,083
                                         ------------
    HOTELS & MOTELS -- 2.1%
      Courtyard by Marriott II Ltd.
         Cl-B
         10.75%, 02/01/08         450         454,500
      Hilton Hotels Corp.
         7.625%, 05/15/08         700         774,375
         8.25%, 02/15/11          175         198,188
         7.625%, 12/01/12         300         332,250
      MeriStar Hospitality Corp.
         9.00%, 01/15/08
         [REIT]                   200         211,000
         9.125%, 01/15/11
         [REIT]                   350         371,875
      MTR Gaming Group Cl-B
         9.75%, 04/01/10          575         608,063
      Starwood Hotels & Resorts
         Worldwide, Inc.
         6.75%, 11/15/05          175         185,063
         7.375%, 05/01/07       1,350       1,461,374
                                         ------------
                                            4,596,688
                                         ------------
    INDUSTRIAL PRODUCTS -- 2.4%
      Amsted Industries,
         Inc.
         10.25%, 10/15/11
         144A                     400         442,000
      Brand Services, Inc.
         12.00%, 10/15/12         650         750,750
      Collins & Aikman Corp.
         9.75%, 02/15/10          350         372,750
      Euramax International PLC
         8.50%, 08/15/11
         144A                     725         775,750
      Hexcel Corp.
         9.875%, 10/01/08         300         334,500
         9.75%, 01/15/09          725         759,438
      Tekni-Plex, Inc.
         12.75%, 06/15/10       1,150       1,187,374
      United States Steel Corp.
         9.75%, 05/15/10          575         610,938
                                         ------------
                                            5,233,500
                                         ------------
    MACHINERY & EQUIPMENT -- 2.2%
      Briggs & Stratton
         Corp.
         8.875%, 03/15/11         400         462,000
      Case Corp.
         7.25%, 08/01/05          550         569,250
      Case New Holland, Inc.
         9.25%, 08/01/11
         144A                   1,150       1,276,500

ASAF FEDERATED HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Clark Materials
         Handling Corp.
         Cl-D, (Cost
         $161,875,
         Purchased
         10/27/97-
         02/17/98)
         10.75%,
         11/15/06+,++++       $   150    $         15
      Columbus McKinnon
         Corp.
         8.50%, 04/01/08          750         671,250
         10.00%, 08/01/10
         144A                     125         133,438
      Simonds Industries,
         Inc., (Cost
         $367,619,
         Purchased
         06/30/00-
         09/25/01)
         10.25%,
         07/01/08+,++++           500         151,250
      United Rentals, Inc.
         10.75%, 04/15/08       1,150       1,293,750
         9.25%, 01/15/09          300         316,500
                                         ------------
                                            4,873,953
                                         ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
      ALARIS Medical, Inc.
         7.25%, 07/01/11          150         153,750
      Fisher Scientific International,
         Inc.
         8.00%, 09/01/13          550         593,999
      Hanger Orthopedic Group, Inc.
         10.375%, 02/15/09        300         340,500
      Kinetic Concepts,
         Inc.
         7.375%, 05/15/13
         144A                     175         180,688
      Norcross Safety Products LLC
         9.875%, 08/15/11
         144A                     375         403,125
      Sybron Dental Specialties, Inc.
         8.125%, 06/15/12         375         404,063
      Universal Hospital Services,
         Inc.
         10.125%, 11/01/11
         144A                     500         521,250
                                         ------------
                                            2,597,375
                                         ------------
    METALS & MINING -- 1.5%
      Alltrista Corp.
         9.75%, 05/01/12          425         467,500
      California Steel Industries, Inc.
         8.50%, 04/01/09          350         367,500
      Commonwealth Industries, Inc.
         10.75%, 10/01/06         200         202,000
      Compass Minerals Group, Inc.
         10.00%, 08/15/11         500         557,500

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Neenah Corp.
         11.00%, 09/30/10
         144A                 $   575    $    628,188
         13.00%, 09/30/13         479         478,723
      Republic Technologies, Inc.
         13.75%,
         07/15/09++++             400           9,000
      Ryerson Tull, Inc.
         9.125%, 07/15/06         550         550,000
                                         ------------
                                            3,260,411
                                         ------------
    OFFICE EQUIPMENT -- 1.7%
      Buhrmann U.S., Inc.
         12.25%, 11/01/09       1,100       1,226,500
      Xerox Corp.
         10.25%, 01/15/09       1,450       1,649,375
         7.625%, 06/15/13         750         770,625
                                         ------------
                                            3,646,500
                                         ------------
    OIL & GAS -- 5.8%
      ANR Pipeline, Inc.
         8.875%, 03/15/10         150         165,750
      CITGO Petroleum Corp.
         11.375%, 02/01/11        725         830,125
      Compton Petroleum Corp.
         9.90%, 05/15/09          525         577,500
      Continental Resources, Inc.
         10.25%, 08/01/08         550         544,500
      El Paso Corp.
         6.75%, 05/15/09          825         713,625
         8.05%, 10/15/30          750         588,750
         7.80%, 08/01/31        1,900       1,434,499
      El Paso Production Holding Corp.
         7.75%, 06/01/13
         144A                     650         627,250
      Lone Star Technologies, Inc.
         9.00%, 06/01/11          775         757,563
      Magnum Hunter Resources, Inc.
         9.60%, 03/15/12          300         331,500
      Pogo Producing Co. Cl-B
         10.375%, 02/15/09        925         994,374
      Semco Energy, Inc.
         7.125%, 05/15/08
         144A                     375         384,375
      Swift Energy Co.
         9.375%, 05/01/12         675         722,250
      Tennessee Gas Pipeline Co.
         8.375%, 06/15/32         350         356,125
      Tesoro Petroleum
         Corp.
         8.00%, 04/15/08          125         132,813
         9.625%, 11/01/08         650         671,125
      Transcontinental Gas Pipe Line
         Corp.
         7.00%, 08/15/11          150         160,875
      Transcontinental Gas Pipe Line
         Corp. Cl-B
         8.875%, 07/15/12         475         558,719

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Williams Companies, Inc.
         8.625%, 06/01/10     $   500    $    550,000
         7.625%, 07/15/19         800         788,000
         7.875%, 09/01/21         650         646,750
                                         ------------
                                           12,536,468
                                         ------------
    PAPER & FOREST PRODUCTS -- 2.0%
      Boise Cascade Co.
         6.50%, 11/01/10          100         102,232
         7.00%, 11/01/13          125         125,185
      Georgia-Pacific Corp.
         7.50%, 05/15/06        1,250       1,325,000
         8.125%, 05/15/11       1,225       1,338,313
         9.375%, 02/01/13         800         928,000
      Stone Container Corp.
         9.75%, 02/01/11          500         547,500
                                         ------------
                                            4,366,230
                                         ------------
    PRINTING & PUBLISHING -- 3.0%
      American Media Operations, Inc.
         8.875%, 01/15/11          75          81,375
      American Media Operations, Inc.
         Cl-B
         10.25%, 05/01/09         700         752,500
      Dex Media East LLC
         12.125%, 11/15/12      1,300       1,566,500
      Dex Media West LLC
         9.875%, 08/15/13
         144A                     950       1,085,375
      Quebecor Media, Inc.
         11.125%, 07/15/11        625         723,438
         13.75%, 07/15/11
         [STEP]                   425         369,750
      Sun Media Corp.
         7.625%, 02/15/13         250         269,375
      Vertis, Inc.
         9.75%, 04/01/09
         144A                     200         214,500
         10.875%, 06/15/09      1,250       1,290,625
      Ziff Davis Media,
         Inc.
         12.00%, 08/12/09          86          69,030
                                         ------------
                                            6,422,468
                                         ------------
    REAL ESTATE -- 1.3%
      CBRE Escrow, Inc.
         9.75%, 05/15/10
         144A                     175         193,375
      HMH Properties, Inc. Cl-B
         7.875%, 08/01/08         375         389,063
      HMH Properties, Inc. Cl-C
         8.45%, 12/01/08          850         888,250
      Universal City Development
         11.75%, 04/01/10
         144A                   1,200       1,386,000
                                         ------------
                                            2,856,688
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    RESTAURANTS -- 0.7%
      Advantica Restaurant Group, Inc.
         11.25%, 01/15/08     $   425    $    265,625
      Buffets, Inc.
         11.25%, 07/15/10         275         298,375
      Carrols Corp.
         9.50%, 12/01/08          850         867,000
                                         ------------
                                            1,431,000
                                         ------------
    RETAIL & MERCHANDISING -- 2.5%
      Commemorative Brands, Inc.
         11.00%, 01/15/07         225         228,375
      Interline Brands,
         Inc.
         11.50%, 05/15/11
         144A                     675         732,375
      Michaels Stores, Inc.
         9.25%, 07/01/09          400         442,000
      Mother's Work, Inc.
         11.25%, 08/01/10         425         473,875
      Penney, (J.C.) Co., Inc.
         7.60%, 04/01/07          300         328,500
         9.00%, 08/01/12        1,455       1,695,075
      Rite Aid Corp.
         8.125%, 05/01/10         950       1,028,375
         6.875%, 08/15/13         475         450,063
                                         ------------
                                            5,378,638
                                         ------------
    SEMICONDUCTORS -- 0.3%
      AMI Semiconductor, Inc.
         10.75%, 02/01/13         500         581,250
                                         ------------
    TELECOMMUNICATIONS -- 8.8%
      ACC Escrow Corp.
         10.00%, 08/01/11
         144A                     725         793,875
      Alamosa PCS Holdings, Inc.
         16.961%, 02/15/10
         [STEP]                   525         412,125
      Alaska Communications Systems
         Holdings, Inc.
         9.375%, 05/15/09         375         375,000
         9.875%, 08/15/11
         144A                     375         397,500
      Block Communications, Inc.
         9.25%, 04/15/09          550         589,875
      Cincinnati Bell, Inc.
         7.25%, 07/15/13
         144A                     700         713,167
         8.375%, 01/15/14
         144A                     525         544,031
      DIRECTV Holdings LLC
         8.375%, 03/15/13       1,000       1,127,500
      Dobson Communications Corp.
         8.875%, 10/01/13
         144A                     175         177,625
      Echostar DBS Corp.        1,700       1,878,499
         10.375%, 10/01/07

ASAF FEDERATED HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Nextel Communications, Inc.
         9.95%, 02/15/08      $ 1,103    $  1,166,423
         9.375%, 11/15/09         400         438,000
         7.375%, 08/01/15         875         914,375
      Nextel Partners, Inc.
         12.50%, 11/15/09          75          87,188
         11.00%, 03/15/10         550         611,876
         8.125%, 07/01/11
         144A                     200         204,000
      Panamsat Corp.
         8.50%, 02/01/12        1,150       1,239,125
      Qwest Communications
         International, Inc.
         7.50%, 11/01/08          175         171,500
      Qwest Services Corp.
         13.50%, 12/15/10
         144A                   3,400       3,994,999
         8.875%, 03/15/12
         144A                   1,925       2,184,874
      Rogers Cantel, Inc.
         8.80%, 10/01/07          450         464,625
      Triton PCS, Inc.
         8.50%, 06/01/13          500         525,000
                                         ------------
                                           19,011,182
                                         ------------
    TRANSPORTATION -- 0.7%
      Allied Holdings, Inc. Cl-B
         8.625%, 10/01/07         650         614,250
      Holt Group, Inc.
         9.75%,
         01/15/06++++             100           3,500
      NationsRent, Inc.
         9.50%, 10/15/10
         144A                     400         416,000
      Petroleum Helicopters, Inc.
         9.375%, 05/01/09         375         405,000
                                         ------------
                                            1,438,750
                                         ------------
    UTILITIES -- 2.6%
      Calpine Corp.
         8.50%, 02/15/11        1,050         750,750
      CMS Energy Corp.
         8.90%, 07/15/08        1,125       1,203,750
         7.50%, 01/15/09          475         486,875
      Illinois Power Corp.
         11.50%, 12/15/10         900       1,080,000
      PSEG Energy Holdings, Inc.
         10.00%, 10/01/09       1,100       1,197,625
      Reliant Resources,
         Inc.
         9.25%, 07/15/10
         144A                     375         337,500
         9.50%, 07/15/13
         144A                     475         425,125

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      Tennessee Gas
         Pipeline
         7.50%, 04/01/17      $   250    $    249,375
                                         ------------
                                            5,731,000
                                         ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $183,932,599)                     193,825,189
                                         ------------
  FOREIGN ISSUED BONDS -- 4.3%
     BROADCASTING -- 0.8%
      Vivendi Universal SA -- (FRF)
         6.25%, 07/15/08
         144A                     775         816,075
         9.25%, 04/15/10
         144A                     775         906,750
                                         ------------
                                            1,722,825
                                         ------------
    CHEMICALS -- 0.2%
      Rhodia SA -- (FRF)
         7.625%, 06/01/10
         144A                     150         143,250
         8.875%, 06/01/11
         144A                     275         246,125
                                         ------------
                                              389,375
                                         ------------
    CONGLOMERATES -- 1.6%
      Tyco International Group -- (LUX)
         6.375%, 06/15/05       1,200       1,258,392
         6.375%, 10/15/11       2,050       2,136,017
                                         ------------
                                            3,394,409
                                         ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
      FIMEP SA -- (FRF)
         10.50%, 02/15/13         275         317,232
                                         ------------
    ENTERTAINMENT & LEISURE -- 0.3%
      Intrawest Corp. -- (CAD)
         10.50%, 02/01/10         600         663,000
                                         ------------
    OFFICE EQUIPMENT -- 0.3%
      Danka Business Systems -- (GBP)
         11.00%, 06/15/10
         144A                     450         416,250
      Xerox Capital PLC -- (GBP)
         5.875%, 05/15/04         275         279,125
                                         ------------
                                              695,375
                                         ------------
    PAPER & FOREST PRODUCTS -- 0.6%
      MDP Acquisitions PLC -- (IEP)
         9.625%, 10/01/12         800         892,000
         15.50%, 10/01/13
         [PIK]                    420         485,139
                                         ------------
                                            1,377,139
                                         ------------
    TELECOMMUNICATIONS -- 0.2%
      Eircom Funding -- (IEP)
         8.25%, 08/15/13
         144A                     375         410,629
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
      TRANSPORTATION -- 0.1%
      Stena AB -- (SEK)
         9.625%, 12/01/12     $   225    $    246,375
                                         ------------
    UTILITIES -- 0.1%
      Calpine Canada Energy -- (CAD)
         8.50%, 05/01/08          275         202,813
                                         ------------
TOTAL FOREIGN ISSUED BONDS
  (Cost $8,930,317)                         9,419,172
                                         ------------
                              SHARES
                              ------
PREFERRED STOCK -- 0.5%
     HEALTHCARE SERVICES
      River Holding Corp.
         Cl-B 11.50% [PIK]*       922               9
                                         ------------
    PRINTING & PUBLISHING -- 0.5%
      Primedia, Inc. Cl-D
         10.00%                 3,800         374,300
      Primedia, Inc. Cl-F
         9.20%                  6,750         627,750
      Ziff Davis Media,
         Inc. Cl-E 10.00%*         24               0
                                         ------------
                                            1,002,050
                                         ------------
    TELECOMMUNICATIONS
      McLeodUSA, Inc. Cl-A
         2.50% [CVT]*           7,219          43,603
                                         ------------
TOTAL PREFERRED STOCK
  (Cost $2,572,657)                         1,045,662
                                         ------------
  COMMON STOCK/WARRANTS -- 0.1%
     ADVERTISING
      Advanstar Holdings
         Corp. Warrants*          225               2
                                         ------------
    CONTAINERS & PACKAGING
      Pliant Corp.
         Warrants*                475             356
      Russell-Stanley
         Holdings, Inc.*        6,000           6,000
                                         ------------
                                                6,356
                                         ------------
    ENTERTAINMENT & LEISURE
      AMF Bowling
         Worldwide, Inc.*         652          16,658
      AMF Bowling
         Worldwide, Inc.
         Cl-A Warrants*         1,534           8,744
      AMF Bowling
         Worldwide, Inc.
         Cl-B Warrants*         1,499           5,172
                                         ------------
                                               30,574
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
    METALS & MINING
      ACP Holding Co. 144A*   181,915    $     90,958
      ACP Holding Co.
         Warrants 144A*       164,112               0
                                         ------------
                                               90,958
                                         ------------
    PRINTING & PUBLISHING
      Ziff Davis Holdings,
         Inc. Warrants*         4,400              44
                                         ------------
    TELECOMMUNICATIONS -- 0.1%
      McLeodUSA, Inc.
         Warrants*             15,998           6,559
      NTL, Inc.*+, (Cost
         $256,239,
         Purchased
         01/09/01)              1,776         109,633
      XM Satellite Radio
         Holdings, Inc.
         Warrants*                450           9,675
                                         ------------
                                              125,867
                                         ------------
TOTAL COMMON STOCK/WARRANTS
  (Cost $1,174,964)                           253,801
                                         ------------
  FOREIGN STOCK/WARRANTS
     PAPER & FOREST PRODUCTS
      MDP Acquisitions PLC
         Warrants -- (IEP)*       275           1,788
                                         ------------
    TELECOMMUNICATIONS
      Viatel Holding
         Ltd. -- (GBP)*         5,535          27,675
                                         ------------
TOTAL FOREIGN
  STOCK/WARRANTS
  (Cost $1,322,186)                            29,463
                                         ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $197,932,723)                     204,573,287
                                         ------------
SHORT-TERM INVESTMENTS -- 4.9%
  REGISTERED INVESTMENT COMPANIES
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio          110             110
    BlackRock Provident
      Institutional Funds
      TempFund Portfolio          109             109
                                         ------------
                                                  219
                                         ------------

ASAF FEDERATED HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    REPURCHASE AGREEMENT -- 4.9%
      Greenwich Capital
         Markets, Inc.
         0.98%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $10,586,865
         (Collateralized by
         U.S. Treasury
         Bills, 1.02%(2),
         due 04/29/04, par
         value $10,857,000,
         market value
         including accrued
         interest
         $10,802,018)         $10,586    $ 10,586,000
                                         ------------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $10,586,219)                       10,586,219
                                         ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $208,518,942; Note 5)             215,159,506
OTHER ASSETS LESS LIABILITIES -- 0.7%       1,588,138
                                         ------------
NET ASSETS -- 100.0%                     $216,747,644
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

+ Indicates an illiquid security; the aggregate cost of such securities is $2,163,582. The aggregate value of $646,011 is approximately 0.2% of net assets.

144A -- Indicates a restricted security purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The aggregate cost of such securities is $37,299,299. The aggregate value of $39,865,239 is approximately 18.39% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%
  COMMON STOCK -- 98.4%
     ADVERTISING -- 0.2%
      Interep National
         Radio Sales,
         Inc.*                 12,900   $     21,285
      Penton Media, Inc.*     250,000        297,500
      Valuevision Media,
         Inc.*                  2,910         47,288
                                        ------------
                                             366,073
                                        ------------
    AEROSPACE -- 1.9%
      AAR Corp.*               18,000        196,200
      Alliant Techsystems,
         Inc.*@                 4,740        245,342
      Curtiss-Wright Corp.
         Cl-B                  30,000      2,203,500
      Fairchild Corp.
         Cl-A*                 81,000        397,710
      Sequa Corp. Cl-A*        17,000        810,900
      Sequa Corp. Cl-B*         3,500        174,125
                                        ------------
                                           4,027,777
                                        ------------
    AIRLINES -- 0.1%
      Midwest Express
         Holdings, Inc.*       25,000        120,500
                                        ------------
    AUTOMOBILE MANUFACTURERS -- 0.6%
      Monaco Coach Corp.*      10,000        240,900
      Navistar
         International
         Corp.*@               22,000        889,460
      Thor Industries,
         Inc.                   2,000        128,240
                                        ------------
                                           1,258,600
                                        ------------
    AUTOMOTIVE PARTS -- 3.3%
      American Axle &
         Manufacturing
         Holdings, Inc.*        1,450         50,170
      BorgWarner, Inc.@        26,000      2,069,340
      Cooper Tire & Rubber
         Co.                   34,000        668,440
      Dana Corp.               60,000        976,800
      Exide Technologies*@     40,000            640
      Federal-Mogul
         Corp.*@               40,000         13,600
      Midas, Inc.*             80,000      1,073,600
      Myers Industries,
         Inc.                 100,000      1,220,000
      Raytech Corp.*           70,000        249,900
      Schieb (Earl), Inc.*     10,000         26,500
      TBC Corp.*               17,220        468,212
      Transpro, Inc.*          28,000        111,720
                                        ------------
                                           6,928,922
                                        ------------
    BEVERAGES -- 1.5%
      Boston Beer Co.,
         Inc. Cl-A*            32,600        557,460
      Farmer Brothers Co.         800        257,600
      Genesee Corp.            15,000         67,650

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      PepsiAmericas, Inc.     103,180   $  1,545,636
      Robert Mondavi Corp.
         Cl-A*                 22,000        771,100
                                        ------------
                                           3,199,446
                                        ------------
    BROADCASTING -- 8.4%
      Beasley Broadcast
         Group, Inc.*          10,000        145,800
      Crown Media
         Holdings, Inc.*      171,000      1,525,320
      Fisher
         Communications,
         Inc.*                 13,000        621,400
      Granite Broadcasting
         Corp.*                86,000        181,374
      Gray Television,
         Inc. Cl-A              8,000        101,600
      Gray Television,
         Inc. Cl-B            100,000      1,272,000
      Liberty Media Corp.
         Cl-A*@                78,000        787,020
      Media General, Inc.
         Cl-A                  50,000      3,302,499
      News Corp. Ltd.
         [ADR]@                18,000        531,000
      Paxson
         Communications
         Corp.*               190,000        982,300
      Saga Communications,
         Inc. Cl-A*            32,500        617,500
      Salem Communications
         Corp. Cl-A*           45,500      1,057,875
      SBS Broadcasting SA
         NY Reg.*               7,400        209,716
      Scripps, (E.W.) Co.
         CI-A@                 19,000      1,765,290
      Sinclair Broadcast
         Group, Inc.*         137,200      1,597,008
      Spanish Broadcasting
         Systems, Inc.
         Cl-A*                 30,000        270,000
      UnitedGlobalCom,
         Inc. Cl-A*@           25,000        177,000
      Young Broadcasting,
         Inc. Cl-A*           105,800      2,125,522
                                        ------------
                                          17,270,224
                                        ------------
    BUILDING MATERIALS -- 1.7%
      Apogee Enterprises,
         Inc.                  10,380        108,471
      Florida Rock
         Industries, Inc.       2,000        114,500
      Gibraltar Steel
         Corp.                 19,000        456,380
      Hughes Supply, Inc.       1,000         38,650
      Modine Manufacturing
         Co.                   50,000      1,279,500
      Skyline Corp.             5,000        172,250

ASAF GABELLI SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Texas Industries,
         Inc.                   4,450   $    120,907
      Thomas Industries,
         Inc.                  45,000      1,359,000
                                        ------------
                                           3,649,658
                                        ------------
    BUSINESS SERVICES -- 1.1%
      BearingPoint, Inc.*       8,000         75,200
      Brink's Co., (The)        5,900        118,295
      Edgewater
         Technology, Inc.*    300,000      1,566,000
      GP Strategies Corp.*     20,000        144,800
      Insurance Auto
         Auctions, Inc.*        7,260         95,041
      Key3Media Group,
         Inc.*                 30,000              0
      Kroll, Inc.*@             3,000         69,780
      StarTek, Inc.             4,000        132,840
                                        ------------
                                           2,201,956
                                        ------------
    CABLE TELEVISION -- 2.6%
      Adelphia
         Communications
         Corp. Cl-A*           30,000          9,600
      Cablevision Systems
         New York Group
         Cl-A*                245,000      4,949,000
      Mediacom
         Communications
         Corp.*@               60,000        420,000
                                        ------------
                                           5,378,600
                                        ------------
    CHEMICALS -- 5.2%
      A. Schulman, Inc.        38,000        721,620
      Airgas, Inc.             13,000        248,950
      Albemarle Corp.          10,000        268,200
      Arch Chemicals, Inc.     50,000      1,109,000
      Cytec Industries,
         Inc.*                 14,030        489,787
      Ethyl Corp.*             30,000        483,000
      Ferro Corp.              40,000        821,200
      Fuller, (H.B.) Co.       34,140        845,989
      Great Lakes Chemical
         Corp.                 55,000      1,182,500
      Hercules, Inc.*         115,000      1,201,750
      MacDermid, Inc.         100,000      2,988,001
      Omnova Solutions,
         Inc.*                 95,800        336,258
      TETRA Technologies,
         Inc.*                  6,000        135,660
                                        ------------
                                          10,831,915
                                        ------------
    CLOTHING & APPAREL -- 0.6%
      Burlington Coat
         Factory Warehouse
         Corp.                  8,000        171,600

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Hartmarx Corp.*         125,000   $    535,000
      Wolverine World
         Wide, Inc.            27,000        545,400
                                        ------------
                                           1,252,000
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 0.3%
      Baldwin Technology
         Co., Inc. Cl-A*       82,600         94,990
      Intergraph Corp.*@        6,590        171,735
      Keane, Inc.*              1,000         13,140
      Plato Learning,
         Inc.*                  4,180         44,851
      Storage Networks,
         Inc.                  50,000         84,250
      Xanser Corp.*           120,000        297,601
                                        ------------
                                             706,567
                                        ------------
    CONGLOMERATES -- 0.5%
      Cendant Corp.*@          50,000      1,021,500
      Griffon Corp.*            2,800         54,180
      Park Ohio Holdings
         Corp.*                   370          3,234
                                        ------------
                                           1,078,914
                                        ------------
    CONSTRUCTION -- 0.2%
      Fleetwood
         Enterprises,
         Inc.*@                30,000        302,400
      KB Home                   1,000         68,490
                                        ------------
                                             370,890
                                        ------------
    CONSUMER PRODUCTS & SERVICES -- 5.5%
      Aaron Rents, Inc.
         Cl-A                  22,500        461,250
      Aaron Rents, Inc.
         Cl-B                  38,500        843,150
      Alberto Culver Co.
         Cl-B                   1,840        116,638
      Aviall, Inc.*            22,000        335,500
      Bowlin Travel
         Centers, Inc.*         6,000         12,600
      Church and Dwight
         Co., Inc.             24,680        919,824
      CNS, Inc.                 5,370         64,655
      Concorde Career
         Colleges, Inc.*        1,350         35,775
      Culp, Inc.*               8,000         85,760
      Dial Corp., (The)        30,000        720,000
      Dollar Thrifty
         Automotive Group,
         Inc.*                  2,390         62,594
      Elizabeth Arden,
         Inc.*                 55,000      1,100,000
      Energizer Holdings,
         Inc.*                 25,000        920,000
      Fedders Corp.           165,000        965,250
      Fortune Brands, Inc.     10,000        651,500
      GC Companies, Inc.*@    150,000         40,500
      Hasbro, Inc.              1,850         40,330

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Jarden Corp.*             3,190   $    131,715
      Marine Products
         Corp.                 12,000        181,200
      Oil-Dri Corp. of
         America               53,500        776,285
      Rayovac Corp.*           20,000        328,800
      Revlon, Inc. Cl-A*@      93,807        246,712
      Rollins, Inc.            29,000        589,280
      Roto-Rooter Inc.         40,200      1,419,060
      The Scotts Co.
         Cl-A*@                 4,000        231,000
      Weider Nutrition
         International,
         Inc.*                 65,500        281,650
                                        ------------
                                          11,561,028
                                        ------------
    CONTAINERS & PACKAGING -- 0.9%
      Crown Holdings,
         Inc.*                 30,000        237,000
      Greif Inc. Cl-A          26,000        845,780
      Pactiv Corp.*@           40,000        882,000
                                        ------------
                                           1,964,780
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 6.7%
      Agere Systems, Inc.
         Cl-A*                 40,000        139,200
      Agere Systems, Inc.
         Cl-B*                 60,000        203,400
      AMETEK, Inc.             37,000      1,740,850
      Baldor Electric Co.      70,000      1,491,000
      Belden Corp.             39,000        731,250
      C & D Technologies,
         Inc.                   6,000        119,580
      CTS Corp.               100,000      1,107,000
      Electro Rental Corp.     37,700        552,305
      ESCO Technologies,
         Inc.*                  1,500         65,220
      FLIR Systems, Inc.*@      3,000         93,780
      Franklin Electric
         Co., Inc.             28,000      1,708,000
      GrafTech
         International
         Ltd.*                 35,000        363,650
      Katy Industries,
         Inc.*                 28,000        183,400
      Lamson & Sessions
         Co.*                  99,000        598,950
      Landauer, Inc.           16,000        625,760
      Lecroy Corp.*             4,000         68,040
      Littelfuse, Inc.*        10,800        287,280
      Magnetek, Inc.*          50,000        304,500
      Methode Electronics,
         Inc. Cl-A             18,000        214,380
      Park Electrochemical
         Corp.                 14,000        343,000
      Parker-Hannifin
         Corp.                  2,600        132,522
      Pentair, Inc.             7,090        290,690
      Rockwell Automation,
         Inc.                   4,000        124,200
      SL Industries, Inc.*     14,000        117,600

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Thomas & Betts Corp.    125,000   $  2,224,999
      Trans-Lux Corp.          15,200        104,880
                                        ------------
                                          13,935,436
                                        ------------
    ENTERTAINMENT & LEISURE -- 3.4%
      Brunswick Corp.@          5,070        150,427
      Dover Downs Gaming &
         Entertainment,
         Inc.                  75,000        709,500
      Dover Motorsports,
         Inc.                 112,000        415,520
      Gaylord
         Entertainment Co.
         Cl-A*                 63,870      1,721,296
      International
         Speedway Corp.
         Cl-A                   4,000        170,160
      Magna Entertainment
         Corp.*@              195,000        869,700
      Metro-Goldwyn-
         Mayer, Inc.*@         45,000        718,200
      Pinnacle
         Entertainment,
         Inc.*                 10,000         87,500
      Six Flags, Inc.*        200,000      1,184,000
      The Topps Co., Inc.      38,290        391,324
      Vivendi Universal SA
         [ADR]*@               10,000        210,300
      World Wrestling
         Entertainment,
         Inc.                  38,000        425,220
                                        ------------
                                           7,053,147
                                        ------------
    ENVIRONMENTAL SERVICES -- 1.8%
      Allied Waste
         Industries, Inc.*    165,000      1,861,200
      Catalytica Energy
         Systems, Inc.*        40,000        165,200
      CUNO, Inc.*               8,000        319,200
      Newpark Resources,
         Inc.*                 70,000        281,400
      Republic Services,
         Inc.                  35,000        813,750
      Waste Connections,
         Inc.*                 12,000        416,160
                                        ------------
                                           3,856,910
                                        ------------
    EQUIPMENT SERVICES -- 0.3%
      Gerber Scientific,
         Inc.*                 38,000        300,200
      Industrial
         Distribution
         Group, Inc.*          70,000        362,600
                                        ------------
                                             662,800
                                        ------------
    FARMING & AGRICULTURE -- 0.0%
      Delta & Pine Land
         Co.                    1,310         29,947
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    FINANCIAL -- BANK & TRUST -- 1.5%
      Community First
         Bankshares, Inc.      18,000   $    488,700
      Crazy Woman Creek
         Bancorp, Inc.          5,600        100,800
      First Republic Bank      30,000      1,074,000
      Hibernia Corp. Cl-A      12,000        271,080
      Riggs National Corp.     22,000        363,220
      Silicon Valley
         Bancshares*@          20,000        702,000
      TCF Financial Corp.@      2,890        150,800
                                        ------------
                                           3,150,600
                                        ------------
    FINANCIAL SERVICES -- 1.0%
      BKF Capital Group,
         Inc.*                 48,000      1,072,800
      CIT Group, Inc.          13,800        463,956
      Interactive Data
         Corp.*                35,000        602,000
                                        ------------
                                           2,138,756
                                        ------------
    FOOD -- 6.1%
      Archer Daniels
         Midland Co.           40,000        574,000
      Corn Products
         International,
         Inc.                  70,000      2,372,300
      Del Monte Foods Co.*    174,270      1,657,308
      Flowers Foods, Inc.@    120,000      2,847,600
      Hain Celestial
         Group, Inc.*          15,000        316,500
      Ingles Markets, Inc.
         Cl-A                  67,600        686,140
      Performance Food
         Group Co.*@            6,800        253,300
      Sensient
         Technologies
         Corp.@               105,000      2,016,000
      Suprema Specialties,
         Inc.*+                 1,000              0
      The J.M. Smucker
         Co.@                   9,000        393,930
      Tootsie Roll
         Industries, Inc.      11,072        365,265
      Twinlab Corp.*          111,500          3,624
      Weis Markets, Inc.       35,000      1,279,250
                                        ------------
                                          12,765,217
                                        ------------
    FURNITURE
      La-Z-Boy, Inc.            1,780         35,956
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    HEALTHCARE SERVICES -- 0.1%
      Apria Healthcare
         Group, Inc.*@          2,380   $     69,020
      Laboratory Corp. of
         America
         Holdings*@             2,700         95,715
      Orthodontic Centers
         of America,
         Inc.*@                 8,910         78,764
                                        ------------
                                             243,499
                                        ------------
    HOTELS & MOTELS -- 1.4%
      Aztar Corp.*             65,000      1,357,200
      Boca Resorts, Inc.
         Cl-A*                 40,000        540,000
      Kerzner
         International
         Ltd.*                 20,000        738,800
      La Quinta Corp.*         40,000        246,800
      Wyndham
         International,
         Inc. Cl-A*            80,000         56,000
                                        ------------
                                           2,938,800
                                        ------------
    INDUSTRIAL PRODUCTS -- 4.5%
      Acuity Brands, Inc.      36,500        784,750
      Barnes Group, Inc.       10,000        291,800
      Carlisle Companies,
         Inc.                   1,540         88,319
      Crane Co.@               90,000      2,529,000
      Donaldson Co., Inc.      18,000      1,029,960
      Kaman Corp. Cl-A        110,000      1,342,000
      Precision Castparts
         Corp.@                27,000      1,110,510
      Robbins & Myers,
         Inc.                  22,000        464,200
      Roper Industries,
         Inc.@                 15,000        741,300
      Standex
         International
         Corp.                  8,000        203,600
      Watts Water
         Technologies,
         Inc. Cl-A             43,000        763,680
                                        ------------
                                           9,349,119
                                        ------------
    INSURANCE -- 1.4%
      Alleghany Corp.*          8,160      1,643,914
      Argonaut Group,
         Inc.*                 28,000        449,400
      Everest Reinsurance
         Group Ltd.@            3,000        248,850
      Midland Co.               6,000        138,300
      PMI Group, Inc.@          3,000        114,690
      ProAssurance Corp.*@      5,000        150,500
      UnumProvident Corp.      12,500        204,625
                                        ------------
                                           2,950,279
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    INTERNET SERVICES -- 0.1%
      J Net Enterprises,
         Inc.*                120,000   $    127,200
      Stellent, Inc.*           6,520         57,572
                                        ------------
                                             184,772
                                        ------------
    LUMBER & WOOD PRODUCTS -- 0.1%
      Deltic Timber Corp.      10,500        300,615
                                        ------------
    MACHINERY & EQUIPMENT -- 6.5%
      AGCO Corp.*              10,000        180,000
      Albany International
         Corp. Cl-A             3,050         94,245
      Carbo Ceramics, Inc.     14,000        588,000
      CLARCOR, Inc.            44,333      1,802,136
      Denison
         International PLC
         [ADR]*                65,000      1,358,500
      Flowserve Corp.*         50,000      1,023,000
      Gardner Denver,
         Inc.*                 20,000        413,200
      Gencorp, Inc.           130,000      1,231,100
      Graco, Inc.              33,000      1,257,300
      IDEX Corp.               28,000      1,041,040
      Lone Star
         Technologies,
         Inc.*                  7,000         97,440
      Smith, (A.O.) Corp.      35,000      1,107,750
      SPS Technologies,
         Inc.*                 51,500      2,539,980
      Tennant Co.              22,000        870,320
                                        ------------
                                          13,604,011
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 3.9%
      Apogent
         Technologies,
         Inc.*@                24,970        548,092
      Cytyc Corp.*              5,860         75,770
      Henry Schein, Inc.*       6,000        372,300
      INAMED Corp.*            16,000      1,381,920
      Inverness Medical
         Innovations,
         Inc.*                 15,000        402,000
      Invitrogen Corp.*@       10,010        636,536
      Ocular Sciences,
         Inc.*                  4,000        111,720
      Orthofix
         International NV*      5,000        182,500
      Owens & Minor, Inc.      50,000      1,017,000
      Sola International,
         Inc.*                 27,000        463,050
      Sybron Dental
         Specialties,
         Inc.*                125,000      2,874,999
      Viasys Healthcare,
         Inc.*                  4,000         72,200
                                        ------------
                                           8,138,087
                                        ------------
    METALS & MINING -- 0.9%
      Barrick Gold Corp.@      43,000        837,210
      Layne Christensen
         Co.*                   7,000         68,390
      Material Sciences
         Corp.                 80,610        756,122

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      WHX Corp.*@              25,000   $     58,750
      Worthington
         Industries, Inc.      10,000        145,800
                                        ------------
                                           1,866,272
                                        ------------
    OFFICE EQUIPMENT -- 0.8%
      Danka Business
         Systems PLC
         [ADR]*                 7,760         23,823
      Hon Industries, Inc.      2,440        100,040
      McGrath Rentcorp.        33,000        940,500
      Nashua Corp.*            60,000        522,600
                                        ------------
                                           1,586,963
                                        ------------
    OIL & GAS -- 3.9%
      Callon Petroleum
         Co.*                  63,000        534,870
      Devon Energy Corp.@      17,000        824,500
      EOG Resources, Inc.       8,800        370,832
      Equitable Resources,
         Inc.                  12,500        515,000
      Forest Oil Corp.*        39,000        914,550
      Gyrodyne Co. of
         America, Inc.*         4,000         91,160
      Key Energy Services,
         Inc.*                  6,190         54,039
      Lufkin Industries,
         Inc.                  10,000        240,000
      ONEOK, Inc.@             94,500      1,879,605
      Rowan Companies,
         Inc.*@                20,000        479,000
      W-H Energy Services,
         Inc.*                 12,000        188,160
      XTO Energy, Inc.@        85,000      2,011,950
                                        ------------
                                           8,103,666
                                        ------------
    PAPER & FOREST PRODUCTS -- 0.5%
      Boise Cascade Corp.       7,000        196,350
      Schweitzer-Mauduit
         International,
         Inc.                  20,000        532,000
      Wausau-Mosinee Paper
         Corp.                 20,000        247,200
                                        ------------
                                             975,550
                                        ------------
    PERSONAL SERVICES -- 0.2%
      Matthews
         International
         Corp. Cl-A            16,000        431,840
                                        ------------
    PHARMACEUTICALS -- 0.1%
      Bone Care
         International,
         Inc.*                  5,000         70,000
      Priority Healthcare
         Corp. Cl-B*@           5,000        108,150
                                        ------------
                                             178,150
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
PRINTING & PUBLISHING -- 2.8%
      Bowne & Co., Inc.         6,210   $     93,150
      Hollinger
         International,
         Inc.                  12,920        173,516
      Journal
         Communications,
         Inc. Cl-A*               130          2,313
      Journal Register
         Co.*                  66,500      1,331,995
      Lee Enterprises,
         Inc.                   5,000        210,800
      McClatchy Co.            11,000        711,700
      Nelson, (Thomas),
         Inc.                  19,000        301,150
      PRIMEDIA, Inc.*         209,800        564,362
      Pulitzer, Inc.           46,800      2,435,939
      Scholastic Corp.*         2,300         71,139
                                        ------------
                                           5,896,064
                                        ------------
    REAL ESTATE -- 0.5%
      Glenborough Realty
         Trust, Inc.
         [REIT]                10,000        195,000
      Griffin Land &
         Nurseries, Inc.*      13,000        170,300
      Harbor Global Co.        17,500        176,750
      Innkeepers USA Trust
         [REIT]                25,000        217,500
      Sun Communities,
         Inc. [REIT]            5,000        182,250
                                        ------------
                                             941,800
                                        ------------
    RESTAURANTS -- 1.1%
      Darden Restaurants,
         Inc.@                  3,440         72,068
      Denny's Corp.*            5,000          2,450
      The Steak 'n Shake
         Co.*                  75,000      1,297,501
      Triarc Companies,
         Inc. Cl-A             26,720        278,422
      Triarc Companies,
         Inc. Cl-B             54,770        583,848
      Wendy's
         International,
         Inc.@                  3,300        122,265
                                        ------------
                                           2,356,554
                                        ------------
    RETAIL & MERCHANDISING -- 1.3%
      Blockbuster, Inc.
         Cl-A@                  5,000         96,350
      Bon-Ton Stores, Inc.      6,000         77,880
      Cole National Corp.*      5,480        121,163
      Fred's, Inc.              3,000        113,040
      Goody's Family
         Clothing, Inc.         8,000         84,320
      Office Depot, Inc.*       5,570         83,160
      Payless ShoeSource,
         Inc.*                  3,200         42,336
      Sports Authority,
         Inc.*                  2,602         96,794

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      The Neiman Marcus
         Group, Inc. Cl-
         A*@                   27,000   $  1,283,850
      The Neiman Marcus
         Group, Inc. Cl-B*     16,000        697,600
                                        ------------
                                           2,696,493
                                        ------------
    SEMICONDUCTORS -- 0.5%
      Axcelis
         Technologies,
         Inc.*                 90,000        952,200
      Zoran Corp.*              6,969        116,104
                                        ------------
                                           1,068,304
                                        ------------
    TELECOMMUNICATIONS -- 5.1%
      Acme Communications,
         Inc.*                135,300      1,127,049
      Airgate PCS, Inc.*       25,000         47,000
      Andrew Corp.*@           45,000        588,600
      AO VimpelCom [ADR]*@     22,000      1,432,200
      Centennial
         Communications,
         Inc.*                 40,000        240,000
      Cincinnati Bell,
         Inc.*                200,000      1,022,000
      Corning, Inc.*           70,000        768,600
      D & E
         Communications,
         Inc.                  80,842      1,139,064
      Dobson
         Communications
         Corp.*@               82,000        710,940
      Loral Space &
         Communications
         Ltd.*                 15,000          4,650
      Lucent Technologies,
         Inc.*                 80,000        256,000
      Nextel
         Communications,
         Inc. Cl-A*@           30,000        726,000
      Plantronics, Inc.*@       6,000        166,860
      Rural Cellular
         Corp.*                45,000        452,250
      Stratos Lightwave,
         Inc.*                 10,000         60,400
      Sycamore Networks,
         Inc.*                 30,000        150,000
      Triton PCS Holdings,
         Inc.*                 20,000         89,800
      Western Wireless
         Corp. Cl-A*@          85,000      1,649,000
                                        ------------
                                          10,630,413
                                        ------------
    TRANSPORTATION -- 0.6%
      GATX Corp.               45,000      1,012,050
      Grupo TMM S.A. De
         C.V [ADR]*            10,000         32,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Hub Group, Inc.
         Cl-A*                  2,000   $     23,000
      Ryder System, Inc.        8,000        240,000
                                        ------------
                                           1,307,050
                                        ------------
    UTILITIES -- 6.7%
      AES Corp.*               23,000        201,250
      Allete Corp.              5,410        163,436
      Alliant Energy
         Corp.@                 9,200        221,352
      Aquila, Inc.*            40,000        158,000
      CH Energy Group,
         Inc.                  44,000      1,927,200
      Connecticut Water
         Service, Inc.         23,000        682,410
      DPL, Inc.@               28,000        510,160
      Duquesne Light
         Holdings, Inc@       175,000      2,812,249
      El Paso Electric
         Co.*                 155,000      1,881,700
      Florida Public
         Utilities Co.          8,000        120,960
      Ionics, Inc.*@            2,550         72,650
      Maine & Maritimes
         Corp.                  5,000        176,750
      MGE Energy, Inc.         28,000        887,600
      Northeast Utilities
         Co.@                 140,000      2,637,599
      Southern Union Co.*      26,250        462,263
      Southwest Gas Corp.      10,000        225,800
      TXU Corp.@                4,500        102,690
      Westar Energy, Inc.      35,000        699,300
                                        ------------
                                          13,943,369
                                        ------------
TOTAL COMMON STOCK
  (Cost $163,959,719)                    205,488,289
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $163,959,719)                    205,488,289
                                        ------------
                               PAR
                              (000)
                            ---------
SHORT-TERM INVESTMENTS -- 16.0%
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
     SECURITIES LOANED -- 16.0%
     CORPORATE OBLIGATIONS -- 7.5%
      American Express Centurian
         1.11%, 11/13/03
           [FRN]!           $     353        352,911
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
           [FRN]!               2,412      2,411,807
      Canadian Imperial Bank Corp.
         1.09%, 11/28/03
           [FRN]!                 284        284,009

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      General Electric Capital Corp.
         1.08%, 11/03/03
           [FRN]!           $       8   $      8,378
      Goldman Sachs Group, Inc.
         1.09%, 11/06/03
           [FRN]!               1,580      1,579,571
      Liberty Light U.S. Capital
         1.10%, 11/03/03
           [FRN]!                   1            932
      Merrill Lynch & Co., Inc.
         1.18%, 11/03/03        1,284      1,283,904
         1.192%, 11/03/03
           [FRN]!               2,402      2,401,759
      Morgan Stanley
         1.12%, 11/03/03
           [FRN]!               1,620      1,619,509
         1.142%, 11/03/03
           [FRN]!               1,515      1,514,931
      National City Bank of Indiana
         1.08%, 11/10/03
           [FRN]!               2,595      2,594,804
      Westdeutsche Landesbank
         1.08%, 11/10/03
           [FRN]!               1,016      1,016,106
         1.085%, 11/24/03
           [FRN]!                 505        505,338
                                        ------------
                                          15,573,959
                                        ------------
    COMMERCIAL PAPER -- 1.8%
      Concord Minutemen
         Capital Co.
         1.08%, 11/14/03          794        792,848
         1.08%, 11/18/03          152        152,094
         1.11%, 01/09/04          450        449,164
      Crown Point Capital Co.
         1.11%, 01/16/04           97         97,261
      Depfa Bank PLC
         1.08%, 12/22/03          961        958,854
      Monumental Global Funding
         1.12%, 11/28/03        1,057      1,059,193
      Tannehill Capital
         Co.
         1.10%, 01/08/04          220        218,067
                                        ------------
                                           3,727,481
                                        ------------
    CERTIFICATES OF DEPOSIT -- 0.1%
      Svenska Handelsbank, Inc.
         1.39%, 10/27/04          123        123,106
                                        ------------
    TIME DEPOSIT -- 0.6%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03       1,191      1,190,898
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $3,398,871
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $4,726,279
         market value
         including accrued
         interest
         $3,500,613)        $   3,399   $  3,398,571
                                        ------------
----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
NON-REGISTERED INVESTMENT COMPANY -- 4.4%
      BlackRock
         Institutional
         Money Market
         Trust(a)           9,286,319   $  9,286,319
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $33,300,334)                      33,300,334
                                        ------------
TOTAL INVESTMENTS -- 114.4%
  (Cost $197,260,053; Note 5)            238,788,623
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.4%)                      (30,067,892)
                                        ------------
NET ASSETS -- 100.0%                    $208,720,731
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.
 70

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 99.7%
  COMMON STOCK -- 99.7%
     BEVERAGES -- 4.8%
      PepsiCo, Inc.           521,800   $ 24,952,476
                                        ------------
    BROADCASTING -- 15.5%
      Clear Channel
         Communications,
         Inc.                 521,600     21,291,712
      Entravision
         Communications
         Corp. Cl-A*          357,100      3,417,447
      Liberty Media Corp.
         Cl-A*              1,308,600     13,203,774
      Scripps, (E.W.) Co.
         Cl-A                  61,600      5,723,256
      Univision
         Communications,
         Inc. Cl-A*@          898,182     30,493,279
      Westwood One, Inc.*@    225,100      6,737,243
                                        ------------
                                          80,866,711
                                        ------------
    BUSINESS SERVICES -- 3.9%
      First Data Corp.@       567,800     20,270,460
                                        ------------
    CABLE TELEVISION -- 4.0%
      Cablevision Systems
         New York Group
         Cl-A*@             1,039,500     20,997,900
                                        ------------
    COMPUTER HARDWARE -- 3.6%
      Dell, Inc.*             514,000     18,565,680
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 8.8%
      Cisco Systems, Inc.*    748,300     15,699,334
      Intuit, Inc.*           105,430      5,269,391
      Microsoft Corp.         942,006     24,633,457
                                        ------------
                                          45,602,182
                                        ------------
    CONGLOMERATES -- 4.8%
      Cendant Corp.*@       1,228,900     25,106,427
                                        ------------
    ENTERTAINMENT & LEISURE -- 12.3%
      Harrah's
         Entertainment,
         Inc.                 418,100     18,187,350
      Metro-Goldwyn-Mayer,
         Inc.*@               317,000      5,059,320
      Time Warner, Inc.*@     489,576      7,485,617
      Viacom, Inc. Cl-B       834,350     33,265,535
                                        ------------
                                          63,997,822
                                        ------------
    FINANCIAL SERVICES -- 13.1%
      Fannie Mae              281,884     20,208,264
      Freddie Mac             354,600     19,903,698
      Moody's Corp.            95,700      5,534,331
      Schwab, (Charles)
         Corp.@             1,658,300     22,486,548
                                        ------------
                                          68,132,841
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    FOOD -- 1.9%
      Wrigley, (Wm., Jr.)
         Co.                  172,600   $  9,734,640
                                        ------------
    HOTELS & MOTELS -- 0.6%
      Starwood Hotels &
         Resorts
         Worldwide, Inc.       93,265      3,145,828
                                        ------------
    INTERNET SERVICES -- 1.9%
      eBay, Inc.*              47,600      2,662,744
      Sabre Holdings
         Corp.@               328,100      7,188,671
                                        ------------
                                           9,851,415
                                        ------------
    PHARMACEUTICALS -- 8.4%
      Lilly, (Eli) & Co.      165,000     10,992,300
      Pfizer, Inc.            558,700     17,654,920
      Wyeth                   343,500     15,162,090
                                        ------------
                                          43,809,310
                                        ------------
    PRINTING & PUBLISHING -- 1.5%
      McGraw-Hill
         Companies, Inc.      113,100      7,572,045
                                        ------------
    RETAIL & MERCHANDISING -- 2.8%
      Dollar Tree Stores,
         Inc.*@                54,874      2,095,089
      Family Dollar
         Stores, Inc.         287,800     12,550,958
                                        ------------
                                          14,646,047
                                        ------------
    SEMICONDUCTORS -- 5.3%
      Intel Corp.             595,800     19,691,190
      Texas Instruments,
         Inc.                 269,100      7,782,372
                                        ------------
                                          27,473,562
                                        ------------
    TELECOMMUNICATIONS -- 6.5%
      Crown Castle
         International
         Corp.*@              235,800      2,985,228
      EchoStar
         Communications
         Corp. Cl-A*          396,900     15,209,208
      QUALCOMM, Inc.@         330,600     15,703,500
                                        ------------
                                          33,897,936
                                        ------------
TOTAL COMMON STOCK
  (Cost $478,145,067)                    518,623,282
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $478,145,067)                    518,623,282
                                        ------------

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.6%
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
     SECURITIES LOANED -- 16.6%
     CORPORATE OBLIGATIONS -- 6.8%
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!             $      48         47,798
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03        4,133      4,133,086
         1.192%, 11/03/03
         [FRN]!                 1,719      1,719,137
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 5,584      5,583,590
         1.142%, 11/03/03
         [FRN]!                17,023     17,022,859
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                   502        501,965
      National City Bank
         of Indiana
         1.08%, 11/10/03
         [FRN]!                 6,454      6,453,601
                                        ------------
                                          35,462,036
                                        ------------
    COMMERCIAL PAPER -- 0.9%
      Crown Point Capital Co.
         1.08%, 11/14/03        1,852      1,847,925
      Depfa Bank PLC
         1.077%, 11/18/03         938        935,458
      Monumental Global
         Funding
         1.12%, 11/28/03           98         98,040
      Transamerica Corp.
         1.06%, 11/05/03        1,901      1,899,451
                                        ------------
                                           4,780,874
                                        ------------
    TIME DEPOSIT -- 0.5%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03       2,397      2,397,085
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
    REPURCHASE AGREEMENT -- 2.1%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $10,941,490
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $15,214,620
         market value
         including accrued
         interest
         $11,269,012)       $  10,941   $ 10,940,524
                                        ------------
                             SHARES
                             ------
NON-REGISTERED INVESTMENT COMPANY -- 6.3%
      BlackRock
         Institutional
         Money Market
         Trust(a)           32,844,594    32,844,594
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $86,425,113)                      86,425,113
                                        ------------
TOTAL INVESTMENTS -- 116.3%
  (Cost $564,570,180; Note 5)            605,048,395
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (16.3%)                (84,651,663)
                                        ------------
NET ASSETS -- 100.0%                    $520,396,732
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 99.5%
  COMMON STOCK -- 87.7%
     AEROSPACE -- 2.3%
      Honeywell
         International,
         Inc.                  86,800   $  2,656,948
      United Technologies
         Corp.                 22,100      1,871,649
                                        ------------
                                           4,528,597
                                        ------------
    BEVERAGES -- 2.0%
      PepsiCo, Inc.            80,200      3,835,164
                                        ------------
    BUILDING MATERIALS -- 2.3%
      Masco Corp.             160,300      4,408,250
                                        ------------
    CHEMICALS -- 5.8%
      Air Products &
         Chemicals, Inc.       50,900      2,311,369
      DuPont, (E.I.) de
         Nemours & Co.         52,900      2,137,160
      Eastman Chemical
         Co.                   50,400      1,635,984
      PPG Industries,
         Inc.                  30,300      1,746,795
      Praxair, Inc.            50,400      3,506,832
                                        ------------
                                          11,338,140
                                        ------------
    COMPUTER HARDWARE -- 2.0%
      Dell, Inc.*             105,300      3,803,436
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 7.7%
      Cisco Systems,
         Inc.*                261,000      5,475,780
      EMC Corp.*               73,000      1,010,320
      Microsoft Corp.         245,600      6,422,440
      Oracle Corp.*           169,600      2,028,416
                                        ------------
                                          14,936,956
                                        ------------
    CONSUMER PRODUCTS & SERVICES -- 3.9%
      Johnson & Johnson
         Co.                   99,200      4,992,736
      Procter & Gamble
         Co.                   27,200      2,673,488
                                        ------------
                                           7,666,224
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 5.5%
      Emerson Electric
         Co.                   28,800      1,634,400
      General Electric
         Co.@                 206,600      5,993,466
      Jabil Circuit,
         Inc.*                109,500      3,049,575
                                        ------------
                                          10,677,441
                                        ------------
    ENTERTAINMENT & LEISURE -- 0.7%
      Viacom, Inc. Cl-B        33,400      1,331,658
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    FINANCIAL -- BANK & TRUST -- 3.2%
      Bank of America
         Corp.                 48,300   $  3,657,759
      Bank of New York
         Co., Inc.             81,700      2,548,223
                                        ------------
                                           6,205,982
                                        ------------
    FINANCIAL SERVICES -- 13.6%
      Citigroup, Inc.@        127,400      6,038,760
      Fannie Mae               79,600      5,706,524
      Freddie Mac              41,100      2,306,943
      Goldman Sachs
         Group, Inc.@          41,600      3,906,240
      MBNA Corp.              113,100      2,799,225
      Morgan Stanley Dean
         Witter & Co.          56,000      3,072,720
      State Street Corp.       52,900      2,769,844
                                        ------------
                                          26,600,256
                                        ------------
    FOOD -- 0.3%
      Wrigley, (Wm., Jr.)
         Co.                   10,800        609,120
                                        ------------
    INDUSTRIAL PRODUCTS -- 2.1%
      Ingersoll-Rand Co.*      67,800      4,095,120
                                        ------------
    INSURANCE -- 6.6%
      Allstate Corp.           41,100      1,623,450
      American
         International
         Group, Inc.           60,100      3,655,883
      MGIC Investment
         Corp.                 15,900        815,829
      PMI Group, Inc.@         75,500      2,886,365
      Radian Group, Inc.       74,500      3,941,050
                                        ------------
                                          12,922,577
                                        ------------
    MACHINERY & EQUIPMENT -- 1.0%
      Deere & Co.              31,900      1,933,778
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
      Medtronic, Inc.          71,900      3,276,483
                                        ------------
    METALS & MINING -- 1.2%
      Phelps Dodge Corp.*      39,100      2,414,034
                                        ------------
    OIL & GAS -- 2.4%
      Exxon Mobil Corp.       127,400      4,660,292
                                        ------------
    PAPER & FOREST PRODUCTS -- 2.5%
      International Paper
         Co.@                  71,400      2,809,590
      Weyerhaeuser Co.         34,900      2,102,027
                                        ------------
                                           4,911,617
                                        ------------

ASAF INVESCO CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
PHARMACEUTICALS -- 5.1%
      Pfizer, Inc.            210,680   $  6,657,488
      Wyeth                    76,100      3,359,054
                                        ------------
                                          10,016,542
                                        ------------
    RETAIL & MERCHANDISING -- 9.7%
      Bed Bath & Beyond,
         Inc.*                 28,800      1,216,512
      Home Depot, Inc.         66,800      2,476,276
      Kohl's Corp.*@           34,900      1,956,843
      Target Corp.             83,200      3,306,368
      Wal-Mart Stores,
         Inc.                  99,200      5,847,840
      Walgreen Co.            115,600      4,025,192
                                        ------------
                                          18,829,031
                                        ------------
    SEMICONDUCTORS -- 4.7%
      Altera Corp.*            99,700      2,016,931
      Intel Corp.@            166,500      5,502,825
      Maxim Integrated
         Products, Inc.        31,900      1,585,749
                                        ------------
                                           9,105,505
                                        ------------
    TELECOMMUNICATIONS -- 1.4%
      QUALCOMM, Inc.           55,500      2,636,250
                                        ------------
TOTAL COMMON STOCK
  (Cost $164,123,371)                    170,742,453
                                        ------------
                              PAR
                             (000)
                             -----
CORPORATE OBLIGATIONS -- 5.3%
     AUTOMOBILE MANUFACTURERS
      General Motors
         Corp.
         8.25%, 07/15/23   $       40         42,182
                                        ------------
    CABLE TELEVISION -- 0.2%
      Comcast Cable
         Communications, Inc.
         6.75%, 01/30/11          385        426,903
                                        ------------
    FINANCIAL SERVICES -- 1.7%
      CIT Group, Inc.
         5.75%, 09/25/07          175        188,593
      Ford Motor Credit
         Corp.
         7.25%, 10/25/11@         130        132,237
      Goldman Sachs
         Group, Inc.
         4.75%, 07/15/13          450        435,375
      Household Finance Co.
         6.75%, 05/15/11          350        392,266
      J.P. Morgan Chase &
         Co.
         6.75%, 02/01/11          350        393,405
      Lehman Brothers
         Holdings
         3.50%, 08/07/08          350        345,298

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
      MBNA Corp.
         6.125%, 03/01/13  $      300   $    313,171
      Morgan Stanley
         5.30%, 03/01/13          350        355,852
      Pemex Project
         Funding Master
         Trust
         8.00%, 11/15/11          130        144,300
      PNC Funding Corp.
         5.25%, 11/15/15          175        174,263
      Washington Mutual,
         Inc.
      4.00%, 01/15/09             185        183,752
      6.875%, 06/15/11            250        280,867
                                        ------------
                                           3,339,379
                                        ------------
    FOOD -- 0.1%
      Kraft Foods, Inc.
         5.25%, 10/01/13          155        154,457
                                        ------------
    PAPER & FOREST PRODUCTS -- 0.5%
      Chesapeake Corp.
         7.20%, 03/15/05          500        515,000
      Weyerhaeuser Co.
         6.75%, 03/15/12          340        368,654
                                        ------------
                                             883,654
                                        ------------
    RAILROADS -- 0.1%
      Union Pacific Corp.
         6.65%, 01/15/11          175        195,638
                                        ------------
    REAL ESTATE -- 0.2%
      Simon Property
         Group LP
         6.35%, 08/28/12          300        321,194
                                        ------------
    TELECOMMUNICATIONS -- 0.8%
      AT&T Wireless
         Services, Inc.
         8.125%, 05/01/12         320        371,861
      Sprint Capital
         Corp.
         8.75%, 03/15/32          300        342,389
      U.S. West
         Communications
         Corp.
         5.65%, 11/01/04          650        650,000
      Verizon Maryland, Inc.
         6.125%, 03/01/12         165        177,253
                                        ------------
                                           1,541,503
                                        ------------
    UTILITIES -- 1.7%
      Columbus Southern
         Power Series C
         5.50%, 03/01/13          360        368,538
      Consumers Energy Co.
         7.375%, 09/15/23         500        515,503
      Duquesne Light Co.
         7.55%, 06/15/25        1,000      1,034,563

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
      Jersey Central
         Power & Light
         Co.
         7.98%, 02/16/23   $      500   $    523,482
      PPL Energy Supply
         LLC
         6.40%, 11/01/11           65         69,211
      PSE&G Power Co.
         7.75%, 04/15/11          260        305,536
      Public Service of
         New Mexico Cl-B
         7.50%, 08/01/18          460        523,173
                                        ------------
                                           3,340,006
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $9,839,236)                       10,244,916
                                        ------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.6%
    Federal Home Loan Mortgage Corp.
         4.00%, 12/15/11          500        513,867
    Federal National Mortgage Association
         5.50%, 09/01/33        3,364      3,397,805
         7.00%,
           07/15/05sec.         2,500      2,713,015
         7.25%, 05/15/30          300        364,169
                                        ------------
      (Cost $6,983,518)                    6,988,856
                                        ------------
  U.S. TREASURY OBLIGATIONS -- 0.5%
    U.S. Treasury Bonds
      7.125%, 02/15/23            480        594,056
      6.00%, 02/15/26             400        439,532
                                        ------------
    (Cost $1,031,920)                      1,033,588
                                        ------------
FOREIGN ISSUED BONDS -- 0.5%
    TELECOMMUNICATIONS
      Deutsche Telekom
         International
         Finance BV --
         (NLG)
         8.75%, 06/15/30          250        315,631
      France Telecom
         SA -- (FRF)
         9.75%, 03/01/31          250        331,087
      Telecom Italia
         Capital -- (ITL)
         5.25%, 11/15/13
         144A                     255        253,602
                                        ------------
    (Cost $876,919)                          900,320
                                        ------------
SOVEREIGN ISSUES -- 0.2%
    MEXICO
      United Mexican
         States
         7.50%, 01/14/12
    (Cost $328,433)               300        336,000
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $183,183,397)                    190,246,133
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.5%
  REGISTERED INVESTMENT COMPANY -- 1.7%
      BlackRock Provident
         Institutional
         Funds TempCash
         Portfolio          3,219,892   $  3,219,892
                                        ------------
                              PAR
                             (000)
                             -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 8.8%
    CORPORATE OBLIGATIONS -- 5.3%
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!            $      146        146,114
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03          323        323,313
         1.192%, 11/03/03
         [FRN]!                 1,080      1,079,806
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]                  4,862      4,862,329
         1.142%, 11/03/03
         [FRN]!                 1,619      1,618,648
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                 1,968      1,967,833
      National City Bank
         of Indiana
         1.08%, 11/10/03
         [FRN]                    408        408,288
                                        ------------
                                          10,406,331
                                        ------------
    COMMERCIAL PAPER -- 1.0%
      Concord Minuteman
         Capital Co.
         1.08%, 11/14/03        1,157      1,154,947
      Dorada Finance,
         Inc.
         1.08%, 11/17/03           57         56,712
      Fairway Finance
         Corp.
         1.10%, 01/12/04           76         76,227
      Monumental Global
         Funding
         1.12%, 11/28/03          625        626,547
                                        ------------
                                           1,914,433
                                        ------------
    TIME DEPOSIT -- 1.0%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03       1,857      1,857,432
                                        ------------

ASAF INVESCO CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
      Merrill Lynch & Co., Inc.
         1.06%, dated 10/31/03, to be
         repurchased on 11/03/03,
         repurchase price $855,905
         (Collateralized by Federal
         Home Loan Mortgage Corp.
         5.0% -- 7.5% maturing
         03/15/24 to 10/01/33 and
         Federal National Mortgage
         Assoc. 5.5% -- 8.315%
         maturing 07/25/19 to
         06/25/33, par value
         $1,190,173 market
         value including
         accrued interest
         $881,525)         $      856   $    855,829
                                        ------------
NON-REGISTERED INVESTMENT COMPANY -- 1.1%
      BlackRock Institutional
         Money Market
         Trust(a)           2,174,734   $  2,174,734
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $20,428,651)                      20,428,651
                                        ------------
TOTAL
  INVESTMENTS -- 108.3%
  (Cost $203,612,048; Note 5)            210,674,784
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (8.3%)                       (16,118,645)
                                        ------------
NET ASSETS -- 100.0%                    $194,556,139
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

144A -- Indicates a restricted security purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The aggregate cost of such securities is $254,344. The aggregate value of $253,602 is approximately

        0.1% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 54.2%
  FINANCIAL -- BANK & TRUST -- 19.3%
    Allied Irish Bank PLC
      1.04%, 12/15/03        $ 5,000   $  4,993,644
    Banco Bilbao Vizcayza,
      (Cost $9,999,390,
      Purchased 08/04/03)
      1.10%, 11/03/03++       10,000      9,999,390
    Den Norske Bank
      1.095%, 12/05/03        10,000      9,989,658
    HSBC Bank Canada,
      (Cost $5,980,683,
      Purchased 05/14/03)
      1.22%, 02/04/04
      144A,++                  6,000      5,980,683
    Irish Life & Permanent PLC,
      (Cost $9,998,514, Purchased
      08/05/03)
      1.07%, 11/06/03
      144A,++                 10,000      9,998,514
    Nordea Bank NA
      1.08%, 12/29/03          9,000      8,984,340
    Northern Rock PLC,
      (Cost $6,984,102,
      Purchased 08/22/03)
      1.12%, 01/13/04
      144A,++                  7,000      6,984,102
                                       ------------
                                         56,930,331
                                       ------------
  FINANCIAL SERVICES -- 14.8%
    CBA Finance
      1.04%, 11/03/03         14,500     14,499,162
    Fortis Funding LLC,
      (Cost $8,986,415,
      Purchased 10/27/03)
      1.045%, 12/23/03
      144A,++                  9,000      8,986,415
    KFW International Finance,
      (Cost $9,971,067, Purchased
      08/14/03)
      1.12%, 02/02/04
      144A,++                 10,000      9,971,067
    Svenska Handelsbanken NY
      1.065%, 12/08/03        10,000      9,989,054
                                       ------------
                                         43,445,698
                                       ------------
  FINANCIAL -- BROKERAGE -- 13.3%
    Credit Lyonnais SA
      1.05%, 11/18/03          9,500      9,495,290
    J.P. Morgan Chase & Co.
      1.06%, 11/03/03          5,000      4,999,706

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
    KBC Financial Products
      International Ltd.,
      (Cost $9,998,822, Purchased
      08/07/03)
      1.06%, 11/05/03
      144A,++                $10,000   $  9,998,822
    UBS Finance, Inc.
      1.04%, 11/03/03         14,500     14,499,162
                                       ------------
                                         38,992,980
                                       ------------
  INSURANCE -- 6.8%
    Aegon Funding Corp.,
      (Cost $9,999,400,
      Purchased 08/01/03)
      1.08%, 11/03/03
      144A,++                 10,000      9,999,400
    Nationwide Mutual Insurance Co.
      1.08%, 12/02/03         10,000      9,990,700
                                       ------------
                                         19,990,100
                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $159,359,109)                   159,359,109
                                       ------------
CORPORATE OBLIGATIONS -- 21.4%
  CONGLOMERATES -- 3.4%
    John Hancock Global Funding II
      1.13%, 12/10/03 [FRN]
      144A!                    4,000      3,999,960
      1.24%, 12/13/03 [FRN]
      144A!                    6,000      6,006,360
                                       ------------
                                         10,006,320
                                       ------------
  FINANCIAL -- BANK & TRUST -- 3.7%
    Northern Rock PLC
      1.24%, 12/18/03 [FRN]
      144A!                    3,000      3,001,107
    Suntrust Bank
      1.227%, 01/10/04
      [FRN]!                   8,000      8,005,598
                                       ------------
                                         11,006,705
                                       ------------
  FINANCIAL SERVICES -- 9.2%
    American Honda Finance
      1.09%, 11/12/03 [FRN]
      144A!                    8,000      8,000,000
    Caterpillar Financial Services
      Corp.
      1.306%, 12/05/03
      [FRN]!                   5,000      5,003,432
      1.31%, 01/02/04
      [FRN]!                   5,000      5,003,604
    Royal Bank of Canada NY
      1.04%, 12/03/03
      [FRN]!                   9,000      8,991,593
                                       ------------
                                         26,998,629
                                       ------------

ASAF MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
FINANCIAL -- BROKERAGE -- 5.1%
    Bear Stearns Co., Inc.
      1.73%, 11/24/03
      [FRN]!                 $10,000   $ 10,034,986
    J.P. Morgan Chase & Co.
      1.255%, 11/05/03
      [FRN]!                   5,000      5,002,170
                                       ------------
                                         15,037,156
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $63,048,810)                     63,048,810
                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.8%
  Federal Home Loan Bank
      3.75%, 02/13/04          4,875      4,910,637
      4.875%, 11/15/03        13,000     13,251,311
  Federal Home Loan
    Mortgage Corp.
      3.25%, 01/15/04          6,000      6,024,988
  Federal National Mortgage
    Assoc.
      0.95%, 11/03/03          3,500      3,499,815
      1.08%, 12/31/03         10,000      9,982,000
      1.28%, 01/02/04          3,000      2,993,387
                                       ------------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS
  (Cost $40,662,138)                     40,662,138
                                       ------------
CERTIFICATES OF DEPOSIT -- 8.2%
    BNP Paribas NY
      1.39%, 08/27/04          8,000      8,004,429
    HBOS Treasury Services PLC
      1.18%, 01/23/04          5,000      5,000,256
    M&I Bank FSB
      1.07%, 11/20/03          6,000      6,000,000
    SwedBank
      1.413%, 11/03/04         5,000      4,999,624
                                       ------------
TOTAL CERTIFICATES OF
  DEPOSIT
  (Cost $24,004,309)                     24,004,309
                                       ------------

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9%
    WFS Financial Owner Trust
      1.127%, 11/20/03       $10,000   $ 10,000,000
    Whole Auto Loan Trust
      1.10%, 11/15/03          4,302      4,301,544
                                       ------------
TOTAL COLLATERALIZED
  MORTGAGE OBLIGATIONS
  (Cost $14,301,544)                     14,301,544
                                       ------------
                             SHARES
                             ------
REGISTERED INVESTMENT COMPANIES
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio      17,420         17,420
    BlackRock Provident
      Institutional Funds
      TempFund Portfolio      17,419         17,419
                                       ------------
TOTAL REGISTERED INVESTMENT
  COMPANIES
  (Cost $34,839)                             34,839
                                       ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $301,410,749#)                  301,410,749
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.5%)                 (7,355,577)
                                       ------------
NET ASSETS -- 100.0%                   $294,055,172
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

 # The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

144A Indicates restricted securities purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The aggregate cost of such securities was $82,926,430. The aggregate value of $82,926,430 is approximately 28.2% of net assets.

++ Indicates illiquid securities. The aggregate cost of such securities was $71,918,393. The aggregate value of $71,918,393 is approximately 24.5% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PIMCO TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 82.6%
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.3%
    Federal Home Loan Mortgage Corp.
      5.00%, 09/15/16        $   295    $    303,602
      5.00%, 11/18/18
         [TBA]                 2,210       2,244,531
      5.50%, 03/15/15            153         155,277
      6.00%, 02/01/16-
         04/01/33              4,932       5,074,596
      6.00%, 11/13/33
         [TBA]                 8,000       8,212,496
      6.50%, 12/15/23-
         08/01/32              1,714       1,790,558
      7.00%, 02/15/27          2,403       2,561,494
      7.50%, 07/15/30          1,904       2,005,749
      7.828%, 07/01/30
         [VR]                     33          34,336
      8.50%, 08/01/24-
         12/01/25                143         156,707
    Federal Housing Authority
      6.68%, 01/01/09            571         584,405
    Federal National Mortgage Assoc.
      2.779%, 09/01/40
         [VR]                  1,460       1,482,584
      4.12%, 05/01/36 [VR]     8,114       8,272,436
      4.532%, 01/01/28
         [VR]                    113         114,150
      5.00%, 09/01/17-
         08/01/18             79,496      80,826,292
      5.00%, 11/18/18
         [TBA]                 5,000       5,079,690
      5.50%, 03/01/16-
         03/01/18             31,079      32,022,236
      5.937%, 11/01/11         4,410       4,765,408
      6.00%, 03/01/16-
         08/01/29             36,430      27,332,107
      6.00%, 11/13/33
         [TBA]                17,000      17,456,875
    Government National Mortgage Assoc.
      3.50%, 05/20/30 [VR]       931         936,313
      6.50%, 01/15/29-
         12/15/31                586         614,478
      6.75%, 10/16/40          5,452       5,669,374
      6.875%, 02/15/40         4,908       5,111,649
                                        ------------
      (Cost $212,202,456)                212,807,343
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
  CORPORATE OBLIGATIONS -- 10.7%
    AIRLINES -- 0.2%
      Continental
         Airlines, Inc.
         6.954%, 02/02/11    $ 1,236    $  1,038,981
                                        ------------
    AUTOMOBILE MANUFACTURERS -- 1.1%
      DaimlerChrysler NA
         Holding Corp.
         1.614%, 08/02/04
         [FRN]                   200         199,977
         1.45%, 08/16/04
         [FRN]                 5,000       4,990,300
      General Motors Corp.
         8.375%, 07/05/33        100         124,562
                                        ------------
                                           5,314,839
                                        ------------
    BUSINESS SERVICES -- 0.2%
      Trinom Ltd. (Cost
         $1,000,000
         purchased
         06/08/01)
         5.14%, 06/18/04
         144A [FRN]+           1,000       1,006,670
                                        ------------
    FINANCIAL -- BANK & TRUST -- 1.5%
      Bank of America
         Corp.
         1.39%, 08/26/05
         [FRN]                 4,000       4,002,452
      Popular North
         America, Inc.
         Cl-D 6.625%,
         01/15/04              3,000       3,030,441
                                        ------------
                                           7,032,893
                                        ------------
    FINANCIAL SERVICES -- 3.6%
      Bear Stearns Co.,
         Inc.
         1.42%, 12/01/03
         [FRN]                 2,400       2,400,756
      CIT Group, Inc.
         7.50%, 11/14/03       1,400       1,402,246
      Gemstone Investor
         Ltd.
         7.71%, 10/31/04
         144A                    900         905,625
      General Motors
         Acceptance Corp.
         1.914%, 05/04/04
         [FRN]                 6,100       6,104,190
         1.837%, 05/10/04
         [FRN]                 1,100       1,100,263
         1.52%, 07/21/04
         [FRN]                   400         398,929
         1.88%, 11/20/04
         [FRN]                 2,800       2,801,245

ASAF PIMCO TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      Pemex Project
         Funding Master
         Trust
         7.375%, 12/15/14    $   300    $    316,500
      Phoenix Quake Wind
         Ltd. (Cost
         $700,000
         purchased
        06/16/03-06/18/03)
         3.60%, 07/03/08
         144A [VR]+              700         704,669
      Premium Asset Trust
         (Cost $300,025
         purchased
         11/16/00)
         1.465%, 11/27/04
         144A [FRN]+             300         300,833
                                        ------------
                                          16,435,256
                                        ------------
    INSURANCE -- 0.6%
      Residential
         Reinsurance Ltd.
         (Cost $3,000,000
         purchased
         05/22/03)
         6.09%, 06/08/06
         144A [FRN]+           3,000       3,002,250
                                        ------------
    OIL & GAS -- 1.2%
      Amerada Hess Corp.
         7.875%, 10/01/29        500         533,487
      El Paso Corp.
         7.75%, 01/15/32       4,800       3,660,000
      Kerr McGee Corp.
         1.89%, 06/28/04
         144A
         [FRN]                   350         349,168
      Williams Companies,
         Inc.
         9.25%, 03/15/04       1,000       1,028,750
                                        ------------
                                           5,571,405
                                        ------------
    TELECOMMUNICATIONS -- 0.9%
      Qwest Capital
         Funding Corp.
         7.25%, 02/15/11         717         670,395
      Sprint Capital Corp.
         6.125%, 11/15/08      2,500       2,636,453
         8.75%, 03/15/32         800         913,036
                                        ------------
                                           4,219,884
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
    UTILITIES -- 1.4%
      DTE Energy Co.
         7.11%, 11/15/03
         144A
         [FRN]               $ 3,000    $  3,004,665
      National Rural
         Utilities Co.
         2.161%, 04/26/04
         [FRN]                   900         904,177
      Pacific Gas &
         Electric Co.
         (Cost $2,400,000
         purchased
        10/26/00-10/31/00)
         8.333%, 10/31/49
         144A [FRB]+           2,400       2,430,000
                                        ------------
                                           6,338,842
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $50,288,215)                      49,961,020
                                        ------------
  U.S. TREASURY OBLIGATIONS -- 10.2%
      U.S. Treasury
         Inflationary
         Bonds [TIPS]
      3.375%, 01/15/07-
         01/15/12#             3,000       3,689,669
      3.875%, 01/15/09-
         04/15/29             21,900      29,622,432
         4.25%, 01/15/10         700         895,413
         3.50%, 01/15/11       2,400       2,869,523
         3.00%, 07/15/12       1,500       1,685,995
      U.S. Treasury
         Inflationary
         Notes [TIPS]
         1.875%, 07/15/13        600         601,660
      U.S. Treasury Notes
         3.125%, 10/15/08      8,300       8,256,558
                                        ------------
      (Cost $45,446,495)                  47,621,250
                                        ------------
  COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.2%
      Bear Stearns Trust
         Series 2001-10 Cl-VIA
         5.988%, 02/25/32
         [ARM, VR]                91          91,619
         Series 2001-8 Cl-VIA
         6.61%, 11/25/31
         [ARM, VR]               280         281,566
         Series 2002-8 Cl-3A
         6.164%, 08/25/32
         [ARM, VR]                80          80,461
         Series 2002-9 Cl-2A
         5.323%, 10/25/32
         [ARM, VR]               277         281,435

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      CS First Boston Mortgage
         Securities Corp.
         Series 2002-AR8 Cl-2A
         6.281%, 04/25/32
         [VR]                $   202    $    205,542
      First Horizon Asset Securities, Inc.
         Series 2001-7 Cl-A1
         6.75%, 11/25/31          53          52,561
      Norwest Asset Securities Corp.
         Series 1999-18 Cl-A2
         6.00%, 07/25/29       1,186       1,185,914
         Series 1999-25 Cl-A4
         6.50%, 10/25/29       1,121       1,120,652
      Regal Trust IV
         Series 1999-1 Cl-A
         (Cost $4,647,268
         purchased 10/26/01)
         3.446%, 09/29/31
         144A [FRB]+           4,618       4,323,110
      Residential Funding Mortgage
         Securities I
         Series 2002-S15 Cl-A1
         6.25%, 09/25/32          29          28,839
      Sequoia Mortgage Trust
         Series 8 Cl-2A
         1.42%, 08/20/32
         [FRB]                 2,032       2,034,077
      Small Business Administration
         Series 2000-P10B Cl-1
         7.449%, 08/01/10        450         493,378
         Series 2001-20A Cl-1
         6.29%, 01/01/21       1,193       1,282,860
         Series 2001-P10B Cl-1
         6.344%, 08/01/11      3,806       4,013,064
         Series 2003-20I Cl-1
         5.13%, 09/17/23         300         301,415
      Structured Asset Mortgage
         Investments, Inc.
         Series 2002-AR3 Cl-A1
         1.45%, 09/19/32
         [FRB]                   974         965,858
      Structured Asset Securities Corp.
         Series 2001-12 Cl-1A4
         5.80%, 09/25/31          35          35,034
         Series 2001-15A Cl-2A1
         6.50%, 10/25/31
         [VR]                    258         264,474
         Series 2002-13 Cl-3A1
         1.57%, 06/25/17
         [FRB]                 2,087       2,091,563
         Series 2002-14A Cl-2A1
         6.15%, 07/25/32         343         354,051

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
         Series 2002-1A Cl-4A
         6.132%, 02/25/32
         [VR]                $   199    $    202,064
      Torrens Trust
         Series 2000-1GA Cl-A
         1.38%, 07/15/31
         144A [FRB]              629         630,121
      United Mortgage Securities Corp.
         Series 1993-1 Cl-AA
         4.707%, 09/25/33
         [VR]                    486         488,532
         Series 1994-1 Cl-A2
         4.015%, 06/25/32
         [VR]                  1,381       1,387,468
      Washington Mutual
         Series 2002-AR11 Cl-A1
         5.176%, 10/25/32
         [VR]                  1,425       1,443,068
      Wells Fargo Mortgage Backed
         Securities Trust
         Series 2001-25 Cl-IIA
         6.402%, 10/25/31
         [VR]                    212         212,353
         Series 2001-25 Cl-IVA
         6.599%, 10/25/31
         [VR]                    260         260,861
         Series 2002-E Cl-2A1
         5.039%, 09/25/32
         [VR]                    240         243,558
                                        ------------
         (Cost
         $24,219,082)                     24,355,498
                                        ------------
  MUNICIPAL BONDS -- 4.2%
    CALIFORNIA -- 0.8%
      California State
         Public Works
         Board
         5.00%, 04/01/23       2,225       2,236,503
      California State Revenue
         Anticipation Warrants Cl-A
         2.00%, 06/16/04       1,400       1,404,704
                                        ------------
                                           3,641,207
                                        ------------
    MICHIGAN -- 0.3%
      Detroit Michigan
         Water Supply
         System
         5.00%, 07/01/34       1,420       1,424,217
                                        ------------
    NEVADA -- 1.2%
      Clark County General
         Obligation Bond
         (MBIA Insured)
         5.00%, 06/01/32       5,700       5,716,303
                                        ------------

ASAF PIMCO TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
    NEW JERSEY -- 0.4%
      Tobacco Settlement
         Funding Corp.
         4.375%, 06/01/19    $   900    $    836,208
         6.125%, 06/01/42      1,200         992,772
                                        ------------
                                           1,828,980
                                        ------------
    NEW YORK -- 0.5%
      New York City Transitional
         Financial Authority
         5.00%, 02/01/33       2,500       2,505,300
                                        ------------
    TEXAS -- 0.6%
      Norwest Texas Independent
         School District
         5.00%, 08/15/28       2,465       2,481,195
      University of Texas
         Revenue Bond Cl-B
         5.00%, 08/15/33         400         400,892
                                        ------------
                                           2,882,087
                                        ------------
    WASHINGTON -- 0.4%
      Energy Northwest Washington
         Electric Cl-A
         5.50%, 07/01/13         800         893,928
         5.50%, 07/01/14         700         781,312
                                        ------------
                                           1,675,240
                                        ------------
TOTAL MUNICIPAL BONDS
  (Cost $19,613,597)                      19,673,334
                                        ------------
  SOVEREIGN ISSUES -- 2.9%
    BRAZIL -- 1.4%
      Republic of Brazil
         2.00%, 04/15/06
         [BRB, FRN]              560         548,020
         2.063%, 04/15/09
         [BRB, FRN]              214         195,948
         11.00%, 01/11/12      2,670       2,870,250
         8.00%, 04/15/14
         [BRB]                 2,709       2,538,396
         12.25%, 03/06/30        500         547,500
                                        ------------
                                           6,700,114
                                        ------------
    MEXICO -- 0.3%
      United Mexican
         States
         9.875%, 02/01/10        200         251,500
         6.375%, 01/16/13        600         618,900
         11.375%, 09/15/16       100         140,750
         8.30%, 08/15/31         200         222,700
                                        ------------
                                           1,233,850
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
    PANAMA -- 0.3%
      Republic of Panama
         9.375%, 07/23/12    $   700    $    801,500
         8.875%, 09/30/27        700         733,250
                                        ------------
                                           1,534,750
                                        ------------
    PERU -- 0.2%
      Republic of Peru
         9.125%, 02/21/12        800         898,000
                                        ------------
    SOUTH AFRICA -- 0.7%
      Republic of South
         Africa
         7.375%, 04/25/12      2,900       3,262,500
                                        ------------
TOTAL SOVEREIGN ISSUES
  (Cost $12,515,300)                      13,629,214
                                        ------------
FOREIGN BONDS -- 2.1%
  FINANCIAL -- BANK & TRUST -- 1.0%
      Banco Nacional de Comercio Exterior -- (MXP)
         7.25%, 02/02/04       4,500       4,567,500
                                        ------------
  TELECOMMUNICATIONS -- 1.1%
      British Telecom PLC -- (GBP)
         2.435%, 12/15/03
         [FRN]                 4,000       4,004,832
      Deutsche Telekom
         International
         Finance BV --
         (NLG)
         8.75%, 06/15/30         900       1,136,270
      France Telecom SA -- (FRF)
         9.00%, 03/01/11
         [VR]                    300         362,529
                                        ------------
                                           5,503,631
                                        ------------
TOTAL FOREIGN ISSUED BONDS
  (Cost $9,862,665)                       10,071,131
                                        ------------
ASSET BACKED SECURITIES -- 2.0%
      Ace Securities Corp.
         Series 2002-HE1
         Cl-A
         1.46%, 06/25/32
         [FRB]                   517         517,890
      Ameriquest Mortgage Securities, Inc.
         Series 2000-1
         Cl-A
         1.44%, 05/15/30
         [FRB]                   104         103,892
         Series 2000-2
         Cl-A
         1.42%, 07/15/30
         [FRB]                    27          27,423

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      Bayview Financial Acquisition Trust
         Series 2001-AA
         Cl-A
         1.52%, 04/25/31
         144A [FRB]          $   342    $    342,655
         Series 2001-BA
         Cl-A
         1.40%, 07/25/31
         144A [FRB]              116         115,604
      Brazos Student Loan Finance Corp.
         Series 1998-A
         Cl-A2
         1.92%, 06/01/23
         [FRB]                 2,891       2,920,193
      CDC Mortgage Capital
         Trust
         Series 2002-HE2
         Cl-A
         1.41%, 01/25/33
         [FRB]                 2,760       2,759,074
      Conseco Finance
         Trust
         Series 2000-C
         Cl-A
         1.49%, 12/15/29
         [FRB]                   552         552,099
      Household Mortgage
         Loan Trust
         Series 2002-HC1
         Cl-A
         1.42%, 05/20/32
         [FRB]                   569         569,522
      IMC Home Equity Loan
         Trust
         Series 1998-4
         Cl-A
         1.28%, 08/20/29
         [FRB]                   832         829,714
      Irwin Home Equity
         Series 2002-1
         Cl-2A1
         1.41%, 06/25/29
         [FRB]                   517         516,760
                                        ------------
  (Cost $9,212,123)                        9,254,826
                                        ------------
                            NUMBER OF
                            CONTRACTS
                            ---------
PUT OPTIONS
      3-Month Euro-
         Euribor Interest
         Futures,
         Strike Price
         94.25, Expires
         12/13/04*                23             334

----------------------------------------------------
                            NUMBER OF
                            CONTRACTS      VALUE
----------------------------------------------------
         Strike Price
         97.125, Expires
         12/15/03*                80    $          0
                                        ------------
  (Cost $1,513)                                  334
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $383,361,446)                    387,373,950
                                        ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 22.8%
  COMMERCIAL PAPER -- 9.8%
      Danske Corp.
      1.07%, 12/05/03        $ 9,300       9,290,712
      1.075%, 01/12/04           900         898,038
    General Electric Capital Corp.
      1.09%, 01/15/04          1,100       1,097,469
    HBOS Treasury Services
      PLC
      1.09%, 12/09/03          2,900       2,896,786
    Lloyds TSB Bank
      1.06%, 01/22/04          1,100       1,097,312
      1.065%, 02/26/04         8,800       8,769,281
    Royal Bank of Scotland
      1.055%, 12/16/03         1,000         998,719
      1.085%, 01/20/04         7,300       7,282,179
      1.08%, 01/27/04          1,200       1,196,832
    Shell Finance Corp.
      1.05%, 11/13/03          6,800       6,797,916
      1.055%, 01/15/04         3,100       3,093,096
    Westpac Trust
      1.09%, 12/19/03          2,300       2,296,636
                                        ------------
                                          45,714,976
                                        ------------
                             SHARES
                             ------
REGISTERED INVESTMENT COMPANIES -- 1.0%
       BlackRock Provident
          Institutional
          Funds
          TempCash
          Portfolio         2,269,359      2,269,359
      BlackRock Provident
         Institutional
         Funds
         TempFund
         Portfolio          2,269,358      2,269,358
                                        ------------
                                           4,538,717
                                        ------------

ASAF PIMCO TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%
      Federal Home Loan
         Mortgage Corp.
      1.09%, 03/01/04        $ 1,900       1,892,982
      Federal National
         Mortgage Assoc.
      1.06%, 11/17/03         10,073      10,068,778
      1.03%, 11/26/03         11,100      11,092,838
      1.08%, 11/26/03-
         03/17/04             24,600      24,535,353
      1.085%, 03/10/04         3,900       3,884,602
                                        ------------
                                          51,474,553
                                        ------------
    U.S. TREASURY OBLIGATIONS -- 1.1%
      U.S. Treasury
         Bills(2)
      0.955%, 12/04/03#         1050       1,049,250
      0.96%, 12/04/03#           500         499,643
      0.925%, 12/11/03#-
         12/18/03#             2,385       2,382,629
      0.857%, 12/18/03#           35          34,961
      0.87%, 12/18/03#            40          39,955
      0.878%, 12/18/03#           50          49,943
      0.935%, 12/18/03#          110         109,889
      0.94%, 12/18/03#           910         909,077
                                        ------------
                                           5,075,347
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $106,801,138)                    106,803,593
                                        ------------
TOTAL INVESTMENTS -- 105.4%
  (Cost $490,162,584; Note
    5)                                   494,177,543
                                        ------------
                            NUMBER OF
                            CONTRACTS/
                               SWAP
                             NOTIONAL
                              AMOUNT
                              $(000)
                            ----------
WRITTEN OPTIONS -- (0.3)%
     CALL OPTIONS -- (0.3)%
      Eurodollar Futures,
         Strike Price
         98.50, Expires
         03/15/04*                 8           (4,650)
      Swap 3-Month LIBOR
         Strike Price
         3.25, Expires
         03/03/04*             4,600          (14,757)
         Strike Price
         3.50, Expires
         12/15/03*             1,400           (4,773)

-----------------------------------------------------
                            NUMBER OF
                            CONTRACTS/
                               SWAP
                             NOTIONAL
                              AMOUNT
                              $(000)        VALUE
-----------------------------------------------------
         Strike Price
         3.50, Expires
         12/16/03*             5,100     $    (17,677)
         Strike Price
         3.50, Expires
         12/17/03*             3,800           (1,166)
         Strike Price
         4.00, Expires
         03/03/04*             6,200          (16,839)
         Strike Price
         5.20, Expires
         11/02/04*             8,000         (347,520)
         Strike Price
         5.50, Expires
         01/07/05*            11,600         (615,647)
         Strike Price
         6.00, Expires
         10/19/04*             2,400         (187,574)
      U.S. Treasury Note
         Futures, Strike
         Price 112,
         Expires 11/22/03*        47          (52,141)
         Futures, Strike
         Price 114,
         Expires 11/22/03*       153          (43,031)
                                         ------------
                                           (1,305,775)
                                         ------------
    PUT OPTIONS
      Eurodollar Futures,
         Strike Price
         97.25, Expires
         03/15/04*                 4              (50)
         Strike Price
         97.75, Expires
         03/15/04*                30             (937)
         Strike Price 98,
         Expires 06/14/04*       135          (54,844)
         Strike Price 98,
         Expires 12/15/03*        87             (544)
      Swap 3-Month LIBOR
         Strike Price
         5.50, Expires
         12/17/03*             2,500             (377)
         Strike Price
         6.00, Expires
         10/19/04*             2,400          (30,142)
         Strike Price
         6.70, Expires
         11/02/04*             8,000          (56,192)
         Strike Price
         7.00, Expires
         01/07/05*            13,000          (97,292)
      3-Month Euro-
         Euribor Interest
         Futures
         Strike Price
         96.50,
         Expires 12/15/03         35                0
         Strike Price
         96.750,
         Expires 12/15/03         37                0
         Strike Price
         97.375,
         Expires 12/15/03         32                0
         Strike Price
         97.50,
         Expires 12/15/03         96                0

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                            NUMBER OF
                            CONTRACTS/
                               SWAP
                             NOTIONAL
                              AMOUNT
                              $(000)        VALUE
-----------------------------------------------------
         Strike Price
         97.50,
         Expires 03/15/04         32     $     (3,255)
         Strike Price
         97.00,
         Expires 12/13/04         20          (21,217)
      U.S. Treasury Note
         Futures, Strike
         Price 108,
         Expires 11/22/03*        47     $     (3,672)
                                         ------------
                                             (268,522)
                                         ------------
TOTAL WRITTEN OPTIONS
  (Premiums Received $2,223,818)           (1,574,297)
                                         ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (5.1%)                  (23,747,305)
                                         ------------
NET ASSETS -- 100.0%                     $468,855,941
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

+ Indicates an illiquid security; the aggregate cost of such securities is $12,240,684. The aggregate value of $12,272,747 is approximately 2.62% of net assets.

144A -- Indicates a restricted security purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The aggregate cost of such securities is $17,384,026. The aggregate value of $17,115,370 is approximately 3.65% of net assets.

Foreign currency exchange contracts outstanding at October 31, 2003:

SETTLEMENT             CONTRACTS TO      IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE        RECEIVE             FOR        AT VALUE    APPRECIATION
--------------------------------------------------------------------------------
11/03        Buy    GBP        24,460    $   41,435    $   41,508      $   73
11/03        Buy    JPY   119,970,000     1,084,040     1,091,147       7,107
                                         ----------    ----------      ------
                                         $1,125,475    $1,132,655      $7,180
                                         ==========    ==========      ======

SETTLEMENT             CONTRACTS TO      IN EXCHANGE   CONTRACTS    UNREALIZED
MONTH        TYPE        DELIVER             FOR       AT VALUE    DEPRECIATION
-------------------------------------------------------------------------------
11/03        Sell   EUR     452,000       $518,699     $525,466      $(6,767)
                                          ========     ========      =======

# Securities with an aggregate market value of $5,755,385 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2003:

                                    NOTIONAL       CONTRACTS     CONTRACTS      UNREALIZED
                     EXPIRATION      AMOUNT        AT TRADE     AT CURRENT    APPRECIATION/
DESCRIPTION            MONTH          (000)       DATE VALUE       VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------
LONG POSITIONS:
U.S. Treasury 5
 Year Note             12/03           $42,000    $46,176,266   $46,961,250     $  784,984
U.S. Treasury 10
 Year Note             12/03            44,100     48,609,609    49,522,912        913,303
U.S. Treasury 10
 Year Note             03/04             4,000      4,423,750     4,434,375         10,625
Euro Dollar            03/04      EUR    9,500      9,325,900     9,372,225         46,325
Euro Dollar            06/04      EUR    2,250      2,203,313     2,212,876          9,563
Euro Dollar            09/04      EUR   17,250     16,834,394    16,895,513         61,119
Euro Dollar            12/04      EUR   42,750     41,660,581    41,679,112         18,531
Euro Dollar            03/05      EUR   38,500     37,372,581    37,379,650          7,069
Euro Dollar            06/05      EUR   37,500     36,258,738    36,273,750         15,012
Euro Dollar            09/05      EUR   25,500     24,623,156    24,584,550        (38,606)
SHORT POSITION:
Short U.S. Treasury
 30 Year Bond          12/03           (15,300)    16,377,250    16,633,969       (256,719)
                                                                                ----------
                                                                                $1,571,206
                                                                                ==========

Interest rate swap agreements outstanding at October 31, 2003:

                                         NOTIONAL        UNREALIZED
                          EXPIRATION      AMOUNT       APPRECIATION/
DESCRIPTION                 MONTH          (000)       (DEPRECIATION)
---------------------------------------------------------------------
Receive fixed rate
 payments of 4.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate. (Cost
 $177,283 purchased
 07/25/03-09/05/03)+(a)     12/08           $ 41,000    $   217,180
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate. (Cost
 $(1,192) purchased
 02/12/02)+(b)              03/17      EUR       500          8,477
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate. (Cost
 $(5,741) purchased
 02/12/02-03/15/02)+(a)     03/17      EUR     3,900         62,568
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate. (Cost
 $9,368 purchased
 03/26/02)+(b)              03/32      EUR     1,500         11,637

ASAF PIMCO TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

                                         NOTIONAL        UNREALIZED
                          EXPIRATION      AMOUNT       APPRECIATION/
DESCRIPTION                 MONTH          (000)       (DEPRECIATION)
---------------------------------------------------------------------
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate. (Cost
 $15,509 purchased
 05/15/02-07/02/02)+(c)     03/32      EUR     1,300    $     2,696
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%. (Cost $10,880
 purchased 03/14/02)+(c)    03/17      GBP       700         (5,724)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%. (Cost $4,459
 purchased 03/15/02)+(b)    03/17      GBP       300         (2,249)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%. (Cost $16,789
 purchased 02/12/02-
 03/15/02)+(a)              03/17      GBP     1,700         (4,266)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%. (Cost $(23,674)
 purchased 03/25/02-
 03/27/02)+(b)              03/32      GBP       900          4,111
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%. (Cost $(10,928)
 purchased 05/15/02)+(c)    03/32      GBP       600         (2,115)

                                         NOTIONAL        UNREALIZED
                          EXPIRATION      AMOUNT       APPRECIATION/
DESCRIPTION                 MONTH          (000)       (DEPRECIATION)
---------------------------------------------------------------------
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 1.07%. (Cost $638
 purchased 07/15/03)+(d)    06/12      JPY    60,000    $    19,505
                                                        -----------
                                                        $   311,820
                                                        ===========

-------------------------------------------------------

Counterparties:
(a) Goldman Sachs
(b) J.P. Morgan Chase & Co.
(c) UBS -- Warburg
(d) Morgan Stanley

Credit default swap agreements outstanding at October 31, 2003.

                                                    NOTIONAL
                                       EXPIRATION    AMOUNT     UNREALIZED
DESCRIPTION                              MONTH       (000)     APPRECIATION
---------------------------------------------------------------------------
Receive a fixed rate equal to 1.80%
 and pay to the counterparty at par
 in the event of default of Republic
 of Panama 9.375% due 04/01/29. (Cost
 $0 purchased 05/30/03)+(a)              06/05        $100        $  726
Receive a fixed rate equal to 1.75%
 and pay to the counterparty at par
 in the event of default of Republic
 of Peru 9.125% due 02/21/12. (Cost
 $0 purchased 05/30/03)+(a)              06/04         300           960
                                                                  ------
                                                                  $1,686
                                                                  ======

-------------------------------------------------------

Counterparty:

(a) Morgan Stanley

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PBHG SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 95.8%
  COMMON STOCK -- 95.0%
    ADVERTISING -- 0.6%
      Advo, Inc.               15,400   $    690,382
      Aquantive, Inc.*         10,900        114,450
                                        ------------
                                             804,832
                                        ------------
    AEROSPACE -- 0.3%
      Alliant Techsystems,
         Inc.*                  7,300        377,848
      Orbital Science
         Corp. Warrants*        1,692          8,020
                                        ------------
                                             385,868
                                        ------------
    AIRLINES -- 0.2%
      SkyWest, Inc.            16,300        301,387
                                        ------------
    BROADCASTING -- 2.6%
      Emmis Communications
         Corp. Cl-A*           63,600      1,410,648
      Lin TV Corp. Cl-A*       13,000        293,150
      Radio One, Inc.
         Cl-A*                 38,500        617,155
      Radio One, Inc.
         Cl-D*                 25,200        400,680
      Spanish Broadcasting
         Systems, Inc.
         Cl-A*                 68,000        612,000
                                        ------------
                                           3,333,633
                                        ------------
    BUSINESS SERVICES -- 5.7%
      Advisory Board Co.*      18,100        658,659
      Arbitron, Inc.*          23,200        916,400
      Charles River
         Associates, Inc.*     12,700        390,144
      Gevity HR, Inc.          18,300        276,696
      Icon PLC [ADR]*          19,400        829,350
      Medical Staffing
         Network Holdings,
         Inc.*                 66,300        515,814
      Metrologic
         Instruments,
         Inc.*                 31,600        740,388
      National Processing,
         Inc.*                 15,100        333,559
      Navigant Consulting,
         Inc.*                 10,600        174,158
      Portfolio Recovery
         Associates,
         Inc.*@                16,900        436,865
      SM&A*                    19,100        239,323
      The Brink's Co.          73,200      1,467,660
      Wireless Facilities,
         Inc.*                 18,100        310,958
                                        ------------
                                           7,289,974
                                        ------------
    CHEMICALS -- 0.7%
      Olin Corp.@              51,400        894,874
                                        ------------
    CLOTHING & APPAREL -- 2.0%
      bebe stores, Inc.*        9,500        265,050
      K-Swiss, Inc. Cl-A       11,600        509,704

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Mothers Work, Inc.*      15,500   $    435,550
      Quiksilver, Inc.*        23,000        394,910
      Too, Inc.*               57,400        947,100
                                        ------------
                                           2,552,314
                                        ------------
    COMPUTER HARDWARE -- 3.0%
      Cray, Inc.*              36,100        470,022
      Insight Enterprises,
         Inc.*                 19,100        321,262
      Logitech
         International S.
         A.*                    9,600        382,272
      Merge Technologies,
         Inc.*                 24,900        436,248
      Netgear, Inc.*            5,300         76,421
      SanDisk Corp.*@          26,800      2,160,080
                                        ------------
                                           3,846,305
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 13.3%
      Advanced Digital
         Information
         Corp.*                33,000        536,250
      Altiris, Inc.*           20,900        718,542
      Ascential Software
         Corp.*                17,500        388,325
      At Road, Inc.*           17,800        229,620
      Avid Technology,
         Inc.*@                15,000        776,100
      BARRA, Inc.*             16,400        623,200
      Brocade
         Communications
         Systems, Inc.*@      144,700        947,785
      Cerner Corp.*@           26,700      1,131,279
      Cognizant Technology
         Solutions Corp.*@     31,000      1,407,090
      Digital River, Inc.*     18,300        501,054
      Dot Hill Systems
         Corp.*                34,400        461,304
      eResearch
         Technology,
         Inc.*@                25,400      1,168,146
      Extreme Networks,
         Inc.*                 19,700        169,420
      FileNET Corp.*           34,600        924,512
      Macrovision Corp.*       15,400        338,338
      Manhattan
         Associates,
         Inc.*@                21,400        595,776
      McData Corp.*            44,900        458,878
      Micromuse, Inc.*         79,500        639,975
      MicroStrategy, Inc.
         Cl-A*                 10,900        599,500
      Neoware Systems,
         Inc.*                 27,800        471,210
      NetIQ Corp.*             24,000        291,360
      Quality Systems,
         Inc.*                  7,300        349,086
      Quest Software,
         Inc.*                 50,300        749,470
      SafeNet, Inc.*@          23,100        770,385
      ScanSource, Inc.*        13,700        589,100
      Sigma Designs, Inc.*     12,900        110,166

ASAF PBHG SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
 SupportSoft, Inc.*            32,700   $    392,073
 Trident Microsystems,
 Inc.*                         18,600        431,520
                                        ------------
                                          16,769,464
                                        ------------
 CONSUMER PRODUCTS & SERVICES -- 2.3%
 Aaron Rents, Inc. Cl-B        28,200        617,580
 Coinstar, Inc.*               51,800        758,870
 Integrated Alarm Services
 Group, Inc.*                  73,600        648,416
 Lexar Media, Inc.*            40,500        927,855
                                        ------------
                                           2,952,721
                                        ------------
 ELECTRONIC COMPONENTS & EQUIPMENT -- 5.5%
 Artisan Components, Inc.*     10,800        221,508
 Benchmark Electronics,
 Inc.*                          9,400        457,968
 DSP Group, Inc.*              22,000        525,360
 EDO Corp.                     25,800        575,340
 Electronics for Imaging,
 Inc.*@                        43,700      1,184,270
 Faro Technologies, Inc.*@     21,400        515,526
 GrafTech International
 Ltd.*                         38,400        398,976
 KVH Industries, Inc.*         10,900        304,546
 Moog, Inc. Cl-A*              15,300        648,720
 Park Electrochemical
 Corp.                         44,400      1,087,800
 Teledyne Technologies,
 Inc.*                         28,200        465,018
 Veeco Instruments, Inc.*@     22,900        580,286
                                        ------------
                                           6,965,318
                                        ------------
 ENVIRONMENTAL SERVICES -- 0.8%
 Republic Services, Inc.       23,600        548,700
 Waste Connections, Inc.*      12,500        433,500
                                        ------------
                                             982,200
                                        ------------
 EQUIPMENT SERVICES -- 0.4%
 TTM Technologies, Inc.*       30,000        483,000
                                        ------------
 FARMING & AGRICULTURE -- 0.2%
 Stake Technology Ltd.*        28,800        276,192
                                        ------------
 FINANCIAL -- BANK & TRUST -- 3.4%
 Bank Mutual Corp.@            39,988        473,055
 Brookline Bancorp, Inc.@      59,903        887,762
 Greater Bay Bancorp@          30,800        830,368

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
 Jefferson Bancshares,
 Inc.                          16,300   $    242,870
 Provident Financial
 Services, Inc.                23,500        460,600
 UMB Financial Corp.           15,195        760,054
 Zions Bancorp.                11,000        674,190
                                        ------------
                                           4,328,899
                                        ------------
 FINANCIAL SERVICES -- 1.4%
 Affiliated Managers
 Group, Inc.*@                  6,200        449,500
 Friedman, Billings,
 Ramsey Group, Inc. Cl-A       44,500        886,440
 PrivateBancorp, Inc.          10,800        437,400
                                        ------------
                                           1,773,340
                                        ------------
 HEALTHCARE SERVICES -- 4.3%
 American Healthways,
 Inc.*@                        23,050        955,423
 Apria Healthcare Group,
 Inc.*@                        21,500        623,500
 Centene Corp.*                 7,900        241,819
 Coventry Health Care,
 Inc.*                         14,800        810,300
 Hooper Holmes, Inc.           49,000        255,290
 IMPAC Medical Systems,
 Inc.*                         13,200        310,728
 LifePoint Hospitals,
 Inc.*                         26,100        671,031
 Matria Healthcare, Inc.*      15,200        255,360
 Odyssey Healthcare, Inc.*     50,025      1,387,693
                                        ------------
                                           5,511,144
                                        ------------
 INDUSTRIAL PRODUCTS -- 0.7%
 Ceradyne, Inc.*               22,700        942,958
                                        ------------
 INSURANCE -- 2.0%
 Allmerica Financial
 Corp.*                        28,000        745,640
 American Medical Security
 Group, Inc.*                  13,700        312,634
 HCC Insurance Holdings,
 Inc.                          15,700        457,498
 Odyssey Re Holdings
 Corp.@                        26,000        545,480
 StanCorp Financial Group,
 Inc.                           7,700        485,485
                                        ------------
                                           2,546,737
                                        ------------
 INTERNET SERVICES -- 2.2%
 Digital Insight Corp.*        16,400        344,072
 eCollege.com, Inc.*           18,300        396,927
 F5 Networks, Inc.*            14,600        365,146

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
 J2 Global Communication,
 Inc.*@                         7,000   $    198,240
 Macromedia, Inc.*             24,600        470,106
 Netflix, Inc.*@               13,100        750,630
 Packeteer, Inc.*              18,700        326,876
                                        ------------
                                           2,851,997
                                        ------------
 MACHINERY & EQUIPMENT -- 1.3%
 Global Power Equipment
 Group, Inc.*                  53,000        313,230
 Grant Prideco, Inc.*          58,500        663,390
 JLG Industries, Inc.          41,600        496,704
 Lone Star Technologies,
 Inc.*                         17,100        238,032
                                        ------------
                                           1,711,356
                                        ------------
 MEDICAL SUPPLIES & EQUIPMENT -- 6.6%
 Align Technology, Inc.*       11,100        171,162
 Closure Medical Corp.*        14,400        443,664
 Cytyc Corp.*                  42,800        553,404
 Digene Corp.*                 22,300        784,960
 Gen-Probe, Inc.*              35,800        958,366
 ICU Medical, Inc.*@           33,100      1,118,449
 Immucor, Inc.*                 9,800        288,316
 INAMED Corp.*                  7,600        656,412
 Integra LifeSciences
 Holdings Corp.*               24,000        809,760
 Kensey Nash Corp.*            20,500        443,620
 Kyphon, Inc.*                 11,200        308,560
 Martek Biosciences
 Corp.*@                       11,900        576,079
 Synovis Life
 Technologies, Inc.*           16,900        399,516
 Thoratec Corp.*               25,800        397,062
 Wright Medical Group,
 Inc.*                         17,200        504,820
                                        ------------
                                           8,414,150
                                        ------------
 METALS & MINING -- 0.4%
 CONSOL Energy, Inc.@          26,300        570,710
                                        ------------
 OIL & GAS -- 4.0%
 AGL Resources, Inc.           20,000        563,000
 Atwood Oceanics, Inc.*        21,300        551,457
 Cal Dive International,
 Inc.*                         17,300        358,629
 Frontier Oil Corp.            30,300        483,285
 Pride International,
 Inc.*@                        54,300        889,434
 Stone Energy Corp.*           17,300        625,222

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
 Tom Brown, Inc.*              29,000   $    783,580
 Universal Compression
 Holdings, Inc.*               19,500        428,805
 Vintage Petroleum, Inc.       36,300        419,265
                                        ------------
                                           5,102,677
                                        ------------
 PERSONAL SERVICES -- 2.5%
 Career Education Corp.*       37,290      1,996,880
 University of Phoenix
 Online*                       16,566      1,139,078
                                        ------------
                                           3,135,958
                                        ------------
 PHARMACEUTICALS -- 3.9%
 Accredo Health, Inc.*@        39,500      1,262,420
 Covance, Inc.*                51,300      1,335,339
 Eon Labs, Inc.*               16,100        677,971
 Medicis Pharmaceutical
 Corp. Cl-A                     7,500        475,125
 Pharmaceutical Resources,
 Inc.*@                         4,300        310,804
 Taro Pharmaceuticals
 Industries Ltd.*              15,100        970,175
                                        ------------
                                           5,031,834
                                        ------------
 PRINTING & PUBLISHING -- 1.2%
 Applied Films Corp.*          11,700        366,795
 Journal Register Co.*         25,800        516,774
 Scholastic Corp.*             21,300        658,809
                                        ------------
                                           1,542,378
                                        ------------
 REAL ESTATE -- 1.6%
 Boston Properties, Inc.
 [REIT]                         9,100        402,675
 Brandywine Realty Trust
 [REIT]                        13,100        331,954
 Jones Lang Lasalle, Inc.
 [REIT]*                       25,500        485,775
 Mack-Cali Realty Corp.
 [REIT]                         6,800        256,292
 MeriStar Hospitality
 Corp. [REIT]*                 85,600        584,648
                                        ------------
                                           2,061,344
                                        ------------
 RESTAURANTS -- 2.3%
 Krispy Kreme Doughnuts,
 Inc.*@                        30,000      1,299,600
 P.F. Chang's China
 Bistro, Inc.*                 27,500      1,340,350
 Panera Bread Co. Cl-A*         7,600        305,748
                                        ------------
                                           2,945,698
                                        ------------

ASAF PBHG SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
 RETAIL & MERCHANDISING -- 7.5%
 Barnes & Noble, Inc.*@        22,500   $    670,500
 Charming Shoppes, Inc.*       73,400        480,770
 Cost Plus, Inc.*               8,200        376,134
 Dillard's, Inc. Cl-A          51,100        826,287
 Electronics Boutique
 Holdings Corp.*               23,300        662,885
 Emulex Corp.*                 26,000        736,320
 Jos. A. Bank Clothiers,
 Inc.*                         18,700        811,019
 Kenneth Cole Productions,
 Inc. Cl-A                     21,800        645,280
 Select Comfort Corp.*         20,000        626,000
 The Wet Seal, Inc.*           28,400        312,116
 Tractor Supply Co.*           40,400      1,693,164
 Urban Outfitters, Inc.*@      49,800      1,661,328
                                        ------------
                                           9,501,803
                                        ------------
 SEMICONDUCTORS -- 9.3%
 Actel Corp.*                  12,900        348,042
 Cymer, Inc.*@                 14,100        643,806
 ESS Technology, Inc.*         17,700        245,676
 Fairchild Semiconductor
 Corp.*                        50,000      1,130,000
 Formfactor, Inc.*             19,800        493,614
 GlobespanVirata, Inc.*@       65,700        404,712
 Integrated Device
 Technology, Inc.*             72,500      1,138,250
 Intersil Corp. Cl-A           21,272        548,605
 LTX Corp.*                    37,600        537,304
 Marvell Technology Group
 Ltd.*@                        20,900        916,883
 Mattson Technology, Inc.*     35,200        500,192
 MKS Instruments, Inc.*        31,800        826,800
 Omnivision Technologies,
 Inc.*@                        27,900      1,584,720
 Power Integrations,
 Inc.*@                        24,600        856,572
 Semtech Corp.*@               16,300        361,860
 Silicon Laboratories,
 Inc.*@                        23,500      1,268,530
                                        ------------
                                          11,805,566
                                        ------------
 TELECOMMUNICATIONS -- 2.0%
 ADTRAN, Inc.@                  6,800        462,604
 Boston Communications
 Group, Inc.*                  37,100        349,482
 Carrier Access Corp.*         25,100        253,510
 Foundry Networks, Inc.*@      56,400      1,311,864
 SpectraLink Corp.*             6,400        112,640
                                        ------------
                                           2,490,100
                                        ------------
 TRANSPORTATION -- 0.1%
 UTI Worldwide, Inc.            5,000        173,200
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
 UTILITIES -- 0.7%
 MGE Energy, Inc.               7,800   $    247,260
 Philadelphia Suburban
 Corp.                         16,200        382,644
 UGI Corp.                      8,050        247,940
                                        ------------
                                             877,844
                                        ------------
TOTAL COMMON STOCK
 (Cost $84,596,073)                      121,157,775
                                        ------------
 FOREIGN STOCK -- 0.8%
    INSURANCE -- 0.5%
      Platinum
         Underwriters
         Holdings Ltd. --
         (BMD)*                22,400        643,776
                                        ------------
    INTERNET SERVICES -- 0.3%
      Sohu.com, Inc. --
         (CNY)*                10,700        369,150
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $615,390)                          1,012,926
                                        ------------
LONG-TERM INVESTMENTS
  (Cost $85,211,463)                     122,170,701
                                        ------------
SHORT-TERM INVESTMENTS -- 26.6%
  REGISTERED INVESTMENT COMPANY -- 4.0%
      BlackRock Provident
         Institutional
         Funds TempCash
         Portfolio          5,063,225      5,063,225
                                        ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 22.6%
     CORPORATE OBLIGATIONS -- 6.6%
      American Express Centurian
         1.11%, 11/13/03
         [FRN]!             $   1,183      1,183,468
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                   651        650,796

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      Canadian Imperial Bank Corp.
         1.09%, 11/28/03
         [FRN]!             $     980   $    980,098
      General Electric Capital Corp.
         1.08%, 11/03/03
         [FRN]!                   518        518,076
      Goldman Sachs Group, Inc.
         1.09%, 11/06/03
         [FRN]!                    30         29,975
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                   203        203,485
      Merrill Lynch & Co., Inc.
         1.18%, 11/03/03        1,432      1,431,892
         1.192%, 11/03/03
         [FRN]!                   389        388,587
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                   735        735,277
         1.142%, 11/03/03
         [FRN]!                   808        808,461
      National City Bank of Indiana
         1.08%, 11/10/03
         [FRN]!                   909        908,630
      Westdeutsche Landesbank
         1.085%, 11/24/03
         [FRN]!                   510        509,712
                                        ------------
                                           8,348,457
                                        ------------
    COMMERCIAL PAPER -- 1.9%
      Depfa Bank PLC
         1.077%, 11/18/03         329        328,237
      Monumental Global Funding
         1.12%, 11/28/03          318        318,629
      Silver Tower U.S. Funding
         1.08%, 12/12/03        1,208      1,206,248
      Transamerica Corp.
         1.06%, 11/05/03          240        240,239
      Tulip Funding Corp.
         1.065%, 11/10/03         366        366,056
                                        ------------
                                           2,459,409
                                        ------------
    CERTIFICATES OF DEPOSIT -- 1.5%
      Svenska Handelsbank, Inc.
         1.39%, 10/27/04        1,893      1,892,722
                                        ------------
    TIME DEPOSIT -- 0.5%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03         592        591,872
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
    REPURCHASE AGREEMENT -- 2.9%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $3,790,638
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp. 5.0%-7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5%-8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $5,271,047
         market value
         including accrued
         interest
         $3,904,107)        $   3,790   $  3,790,303
                                        ------------

                             SHARES
                             ------
NON-REGISTERED INVESTMENT COMPANY -- 9.2%
      BlackRock Institutional
         Money Market
         Trust(a)           11,666,270    11,666,270
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $33,812,258)                      33,812,258
                                        ------------
TOTAL INVESTMENTS -- 122.4%
  (Cost $119,023,721; Note 5)            155,982,959
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (22.4%)                (28,585,296)
                                        ------------
NET ASSETS -- 100.0%                    $127,397,663
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 99.1%
  COMMON STOCK -- 99.0%
    BEVERAGES -- 0.6%
      Anheuser-Busch
         Companies, Inc.        9,300   $    458,118
                                        ------------
    BROADCASTING -- 2.6%
      Clear Channel
         Communications,
         Inc.                  27,200      1,110,304
      Liberty Media Corp.
         Cl-A*                 38,000        383,420
      Scripps, (E.W.) Co.
         Cl-A                   6,400        594,624
                                        ------------
                                           2,088,348
                                        ------------
    CABLE TELEVISION -- 2.6%
      Comcast Corp.
         Special Cl-A*@        63,600      2,074,632
                                        ------------
    COMPUTER HARDWARE -- 3.5%
      Dell, Inc.*              76,900      2,777,628
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 13.3%
      Cisco Systems, Inc.*    107,600      2,257,448
      Electronic Arts,
         Inc.*@                13,300      1,317,232
      EMC Corp.*               35,300        488,552
      Microsoft Corp.         175,600      4,591,940
      Symantec Corp.*@          9,900        659,835
      VERITAS Software
         Corp.*@               32,000      1,156,800
                                        ------------
                                          10,471,807
                                        ------------
    CONSUMER PRODUCTS & SERVICES -- 5.9%
      Avon Products, Inc.      15,700      1,066,972
      Colgate-Palmolive
         Co.                    8,600        457,434
      Johnson & Johnson
         Co.                   36,500      1,837,045
      Procter & Gamble Co.     12,900      1,267,941
                                        ------------
                                           4,629,392
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 2.6%
      General Electric Co.     69,900      2,027,799
                                        ------------
    ENTERTAINMENT & LEISURE -- 3.6%
      Viacom, Inc. Cl-B        71,000      2,830,770
                                        ------------
    FINANCIAL -- BANK & TRUST -- 0.4%
      Bank One Corp.            7,400        314,130
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    FINANCIAL SERVICES -- 14.9%
      Citigroup, Inc.          76,000   $  3,602,400
      Fannie Mae               24,800      1,777,912
      Goldman Sachs Group,
         Inc.@                  3,200        300,480
      J.P. Morgan Chase &
         Co.                   11,600        416,440
      Lehman Brothers
         Holdings, Inc.         3,500        252,000
      MBNA Corp.              119,100      2,947,725
      Merrill Lynch & Co.,
         Inc.                  15,100        893,920
      Morgan Stanley Dean
         Witter & Co.@         28,100      1,541,847
                                        ------------
                                          11,732,724
                                        ------------
    HEALTHCARE SERVICES -- 2.5%
      UnitedHealth Group,
         Inc.@                 38,300      1,948,704
                                        ------------
    INSURANCE -- 6.8%
      ACE Ltd.                 21,000        756,000
      American
         International
         Group, Inc.           51,850      3,154,036
      The Progressive
         Corp.                 19,900      1,468,620
                                        ------------
                                           5,378,656
                                        ------------
    INTERNET SERVICES -- 2.9%
      eBay, Inc.*              24,500      1,370,530
      Yahoo!, Inc.*@           21,300        930,810
                                        ------------
                                           2,301,340
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 6.9%
      Amgen, Inc.*             33,000      2,038,080
      Boston Scientific
         Corp.*@               11,900        805,868
      Medtronic, Inc.          53,600      2,442,552
      Zimmer Holdings,
         Inc.*                  2,800        178,668
                                        ------------
                                           5,465,168
                                        ------------
    PHARMACEUTICALS -- 5.4%
      Gilead Sciences,
         Inc.*@                12,500        682,250
      Pfizer, Inc.            114,000      3,602,400
                                        ------------
                                           4,284,650
                                        ------------
    RETAIL & MERCHANDISING -- 12.5%
      Bed Bath & Beyond,
         Inc.*                 16,000        675,840
      Family Dollar
         Stores, Inc.           5,800        252,938
      Kohl's Corp.*@           25,500      1,429,785
      Lowe's Companies,
         Inc.                  31,300      1,844,509
      Target Corp.             31,600      1,255,784

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Wal-Mart Stores,
         Inc.                  57,800   $  3,407,310
      Walgreen Co.             29,000      1,009,780
                                        ------------
                                           9,875,946
                                        ------------
    SEMICONDUCTORS -- 10.6%
      Applied Materials,
         Inc.*                 41,100        960,507
      Broadcom Corp.
         Cl-A*@                18,100        578,295
      Intel Corp.             120,900      3,995,745
      Maxim Integrated
         Products, Inc.        25,500      1,267,605
      Taiwan Semiconductor
         Manufacturing Co.
         Ltd. [ADR]*@          90,272        998,408
      Texas Instruments,
         Inc.                  20,100        581,292
                                        ------------
                                           8,381,852
                                        ------------
    TELECOMMUNICATIONS -- 1.4%
      Nokia Corp. Cl-A
         [ADR]                 66,800      1,134,932
                                        ------------
TOTAL COMMON STOCK
  (Cost $69,523,091)                      78,176,596
                                        ------------
  FOREIGN STOCK -- 0.1%
    MEDICAL SUPPLIES & EQUIPMENT
      Alcon, Inc. --
      (CHF)*
    (Cost $82,606)              1,500         82,665
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $69,605,787)                      78,259,261
                                        ------------
SHORT-TERM INVESTMENTS -- 14.4%
  REGISTERED INVESTMENT COMPANIES -- 1.0%
       BlackRock Provident
          Institutional
          Funds TempCash
          Portfolio           399,390        399,390
      BlackRock Provident
         Institutional
         Funds TempFund
         Portfolio            399,389        399,389
                                        ------------
                                             798,779
                                        ------------
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 13.4%
     CORPORATE OBLIGATIONS -- 11.2%
      American Express
         Centurian
         1.09%, 11/24/03
         [FRN]!             $   2,022      2,021,741
         1.11%, 11/13/03
         [FRN]!                   463        462,689

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                 1,380      1,379,967
      Goldman Sachs Group, Inc.
         1.09%, 11/06/03
         [FRN]!                   312        312,015
         1.192%, 11/03/03
         [FRN]!                 1,758      1,758,012
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 1,335      1,335,255
         1.142%, 11/03/03
         [FRN]!                   529        528,720
      Natexis Banques Populaires
         1.097%, 11/03/03
         [FRN]!                   909        909,172
      National City Bank of Indiana
         1.08%, 11/10/03
         [FRN]!                   135        134,962
      Westdeutsche Landesbank
         1.08%, 11/10/03
         [FRN]!                    89         89,266
                                        ------------
                                           8,931,799
                                        ------------
    COMMERCIAL PAPER -- 1.4%
      Depfa Bank PLC
         1.077%, 11/18/03         741        738,627
         1.08%, 12/22/03          351        349,790
                                        ------------
                                           1,088,417
                                        ------------
    TIME DEPOSIT -- 0.8%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03         593        593,108
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $11,412,103)                    11,412,103
                                        ------------
TOTAL INVESTMENTS --113.5%
    (Cost $81,017,800; Note 5)            89,671,364
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (13.5%)                      (10,695,242)
                                        ------------
NET ASSETS -- 100.0%                    $ 78,976,122
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 97.4%
  COMMON STOCK -- 96.6%
    AEROSPACE -- 0.8%
      United Technologies
         Corp.                 23,500   $  1,990,215
                                        ------------
    BEVERAGES -- 1.6%
      Anheuser-Busch
         Companies, Inc.       83,500      4,113,210
                                        ------------
    BROADCASTING -- 1.6%
      Clear Channel
         Communications,
         Inc.                  50,000      2,041,000
      Westwood One, Inc.*      70,000      2,095,100
                                        ------------
                                           4,136,100
                                        ------------
    BUILDING MATERIALS -- 1.0%
      American Standard
         Companies, Inc.*      27,500      2,631,750
                                        ------------
    BUSINESS SERVICES -- 1.5%
      First Data Corp.@       110,000      3,927,000
                                        ------------
    CABLE TELEVISION -- 2.4%
      Comcast Corp. Cl-A*     125,000      4,240,000
      Comcast Corp.
         Special Cl-A*@        60,000      1,957,200
                                        ------------
                                           6,197,200
                                        ------------
    CHEMICALS -- 0.7%
      Ashland, Inc.            14,300        532,532
      DuPont, (E.I.) de
         Nemours & Co.         33,000      1,333,200
                                        ------------
                                           1,865,732
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 1.8%
      Microsoft Corp.         175,000      4,576,250
                                        ------------
    CONGLOMERATES -- 3.0%
      Altria Group, Inc.      115,000      5,347,500
      Johnson Controls,
         Inc.                  20,000      2,150,600
                                        ------------
                                           7,498,100
                                        ------------
    CONSUMER PRODUCTS & SERVICES -- 7.7%
      Avon Products, Inc.      50,000      3,398,000
      Colgate-Palmolive
         Co.                   90,000      4,787,100
      International
         Flavors &
         Fragrances, Inc.      47,600      1,575,560

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Johnson & Johnson
         Co.                   45,000   $  2,264,850
      Loews Corp. --
         Carolina Group        90,000      2,254,500
      Procter & Gamble
         Co.                   52,500      5,160,225
                                        ------------
                                          19,440,235
                                        ------------
    ENTERTAINMENT & LEISURE -- 5.9%
      Carnival Corp.@          37,500      1,309,125
      Harley-Davidson,
         Inc.@                 90,000      4,266,900
      Time Warner, Inc.*@     150,000      2,293,500
      Viacom, Inc. Cl-B       180,000      7,176,600
                                        ------------
                                          15,046,125
                                        ------------
    FINANCIAL -- BANK & TRUST -- 6.2%
      Bank of America
         Corp.                 57,500      4,354,475
      Bank One Corp.          260,000     11,037,000
      Commerce Bancorp,
         Inc.@                  6,500        314,210
                                        ------------
                                          15,705,685
                                        ------------
    FINANCIAL SERVICES -- 14.9%
      Citigroup, Inc.         250,000     11,850,000
      Fannie Mae               60,000      4,301,400
      J.P. Morgan Chase &
         Co.                  265,000      9,513,500
      MBNA Corp.              198,100      4,902,975
      Merrill Lynch &
         Co., Inc.             35,000      2,072,000
      Morgan Stanley Dean
         Witter & Co.          90,000      4,938,300
                                        ------------
                                          37,578,175
                                        ------------
    FOOD -- 0.7%
      Dean Foods Co.*          60,000      1,815,000
                                        ------------
    HEALTHCARE SERVICES -- 6.3%
      Anthem, Inc.*            30,000      2,052,900
      HCA, Inc.@              130,000      4,972,500
      Health Management
         Associates, Inc.
         Cl-A@                 67,750      1,500,663
      Tenet Healthcare
         Corp.*@              150,000      2,070,000
      WellPoint Health
         Networks, Inc.*       60,000      5,334,000
                                        ------------
                                          15,930,063
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
INSURANCE -- 8.1%
      ACE Ltd.                135,000   $  4,860,000
      Allstate Corp.           57,500      2,271,250
      American
         International
         Group, Inc.          150,000      9,124,500
      MetLife, Inc.@          135,000      4,239,000
                                        ------------
                                          20,494,750
                                        ------------
    INTERNET SERVICES -- 0.4%
      Juniper Networks,
         Inc.*@                60,000      1,079,400
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 0.8%
      Applera Corp. --
         Applied
         Biosystems
         Group@                85,000      1,961,800
                                        ------------
    METALS & MINING -- 0.5%
      Alcoa, Inc.@             40,000      1,262,800
                                        ------------
    OIL & GAS -- 11.2%
      Baker Hughes, Inc.       11,700        330,642
      BP PLC [ADR]            110,000      4,661,800
      ConocoPhillips          115,000      6,572,250
      Devon Energy Corp.@      20,000        970,000
      Exxon Mobil Corp.       130,000      4,755,400
      Kerr-McGee Corp.@       100,000      4,150,000
      Nabors Industries
         Ltd.*@                65,000      2,457,000
      Noble Corp.*             23,500        806,755
      Noble Energy, Inc.       25,000        993,000
      Occidental
         Petroleum Corp.       50,000      1,763,000
      Weatherford
         International
         Ltd.*                 31,300      1,087,675
                                        ------------
                                          28,547,522
                                        ------------
    PHARMACEUTICALS -- 5.9%
      Cephalon, Inc.*@         14,600        685,616
      Human Genome
         Sciences, Inc.*@      31,800        442,338
      MedImmune, Inc.*         55,000      1,466,300
      Pfizer, Inc.            250,000      7,900,000
      Wyeth                   100,000      4,414,000
                                        ------------
                                          14,908,254
                                        ------------
    RAILROADS -- 5.9%
      Burlington Northern
         Santa Fe Corp.       175,000      5,064,500
      Union Pacific Corp.     160,000     10,016,000
                                        ------------
                                          15,080,500
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    RETAIL & MERCHANDISING -- 1.3%
      Home Depot, Inc.         65,000   $  2,409,550
      Penney, (J.C.) Co.,
         Inc.@                 16,500        390,225
      Ross Stores, Inc.        12,500        625,125
                                        ------------
                                           3,424,900
                                        ------------
    TELECOMMUNICATIONS -- 4.1%
      BellSouth Corp.          75,000      1,973,250
      SBC Communications,
         Inc.                  79,600      1,908,808
      Sprint Corp.            139,200      2,227,200
      Verizon
         Communications,
         Inc.                 125,000      4,200,000
                                        ------------
                                          10,309,258
                                        ------------
    UTILITIES -- 2.3%
      Edison
         International
         Co.*                 115,000      2,266,650
      Entergy Corp.            35,000      1,886,500
      PPL Corp.                45,000      1,796,400
                                        ------------
                                           5,949,550
                                        ------------
TOTAL COMMON STOCK
  (Cost $216,165,899)                    245,469,574
                                        ------------
  FOREIGN STOCK -- 0.8%
    MEDICAL SUPPLIES & EQUIPMENT
      Alcon, Inc. --
      (CHF)*
    (Cost $1,449,462)          35,000      1,928,850
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $217,615,361)                    247,398,424
                                        ------------
SHORT-TERM INVESTMENTS -- 10.1%
  REGISTERED INVESTMENT COMPANIES -- 2.7%
       BlackRock
          Provident
          Institutional
          Funds TempCash
          Portfolio         3,377,375      3,377,375
      BlackRock Provident
         Institutional
         Funds TempFund
         Portfolio          3,377,375      3,377,375
                                        ------------
                                           6,754,750
                                        ------------
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 7.4%
       CORPORATE OBLIGATIONS -- 5.0%
         American Express Centurian
           1.09%,
           11/24/03
           [FRN]!          $    5,127   $  5,127,178
           1.11%,
           11/13/03
           [FRN]!                 464        463,901

ASAF ALLIANCE GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
         Bear Stearns Co., Inc.
           1.182%,
           11/03/03
           [FRN]!          $      291   $    291,198
         Goldman Sachs Group, Inc.
           1.09%,
           11/06/03
           [FRN]!               2,266      2,265,930
         Merrill Lynch & Co., Inc.
           1.18%,
           11/03/03               173        173,450
           1.192%,
           11/03/03
           [FRN]!               3,446      3,446,388
         Morgan Stanley
           1.142%,
           11/03/03
           [FRN]!                 789        789,381
         National City Bank of
           Indiana
           1.08%,
           11/10/03
           [FRN]!                  74         74,097
                                        ------------
                                          12,631,523
                                        ------------
    COMMERCIAL PAPER -- 1.5%
         Concord Minutemen Capital
           Co.
           1.07%,
           11/19/03             1,201      1,200,538
           1.11%,
           01/09/04               339        338,557
         Fairway Finance Corp.
           1.10%,
           01/12/04             1,373      1,369,219
         Monumental Global Funding
           1.12%,
           11/28/03               124        124,184
         Tulip Funding Corp.
           1.065%,
           11/10/03               742        740,807
                                        ------------
                                           3,773,305
                                        ------------
    TIME DEPOSIT -- 0.3%
         Wells Fargo Bank & Co.
           1.062%,
           11/03/03               783        782,547
                                        ------------

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
    REPURCHASE AGREEMENT -- 0.1%
         Merrill Lynch &
           Co., Inc.
           1.06%, dated
           10/31/03, to
           be repurchased
           on 11/03/03,
           repurchase
           price $459,173
          (Collateralized
           by Federal
           Home Loan
           Mortgage Corp.
           5.0% -- 7.5%
           maturing
           03/15/24 to
           10/01/33 and
           Federal
           National
           Mortgage
           Assoc.
           5.5% -- 8.315%
           maturing
           07/25/19 to
           06/25/33, par
           value $638,499
           market value
           including
           accrued
           interest
           $472,917)       $      459   $    459,132
                                        ------------
                             SHARES
                             ------
    fi
NON-REGISTERED INVESTMENT COMPANY -- 0.5%
         BlackRock
           Institutional
           Money Market
           Trust(a)         1,170,497   $  1,170,497
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $25,571,754)                      25,571,754
                                        ------------
TOTAL INVESTMENTS -- 107.5%
  (Cost $243,187,115; Note 5)            272,970,178
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.5%)                       (19,076,655)
                                        ------------
NET ASSETS -- 100.0%                    $253,893,523
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.
 96

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%
  FOREIGN STOCK -- 98.4%
     AUSTRALIA -- 2.4%
      Macquarie Bank Ltd.      91,200   $  2,254,568
      Toll Holdings Ltd.      246,600      1,462,816
                                        ------------
                                           3,717,384
                                        ------------
    AUSTRIA -- 1.5%
      Erste Bank der
         Oesterreichischen
         Sparkassen AG         21,500      2,377,225
                                        ------------
    BRAZIL -- 2.5%
      Companhia de Bebidas
         das Americas       6,830,000      1,459,580
      Petroleo Brasileiro
         SA [ADR]             110,420      2,402,739
                                        ------------
                                           3,862,319
                                        ------------
    CANADA -- 5.7%
      Manulife Financial
         Corp.                100,300      3,043,913
      Petro-Canada             66,700      2,688,667
      Precision Drilling
         Corp*                 19,300        759,530
      Research in Motion
         Ltd.*                 28,100      1,241,650
      Shoppers Drug Mart
         Corp.*                48,000      1,054,293
                                        ------------
                                           8,788,053
                                        ------------
    FRANCE -- 3.6%
      Dassault Systemes SA     35,500      1,506,353
      Dior (Christian) SA      57,300      3,192,104
      Klepierre                16,900        900,807
                                        ------------
                                           5,599,264
                                        ------------
    GERMANY -- 7.5%
      Altana AG                24,000      1,512,503
      Bayerische Motoren
         Werke AG              71,500      2,863,524
      Deutsche Boerse AG       35,935      1,997,712
      Puma AG Rudolf
         Dassler Sport          9,100      1,327,460
      SAP AG                   27,000      3,928,260
                                        ------------
                                          11,629,459
                                        ------------
    GREECE -- 1.2%
      Coca-Cola Hellenic
         Bottling Co. SA       99,200      1,921,287
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    HONG KONG -- 4.4%
      Esprit Holdings Ltd.    302,500   $    950,463
      Huaneng Power
         International,
         Inc.               1,158,000      1,804,321
      Li & Fung Ltd.        1,086,000      1,824,989
      Techtronic
         Industries Co.
         Ltd.                 817,700      2,253,345
                                        ------------
                                           6,833,118
                                        ------------
    INDIA -- 1.5%
      HDFC Bank Ltd.          108,500        757,370
      Infosys Technologies
         Ltd.                  15,533      1,625,087
                                        ------------
                                           2,382,457
                                        ------------
    INDONESIA -- 0.4%
      PT Unilever
         Indonesia Tbk      1,553,000        589,469
                                        ------------
    IRELAND -- 2.3%
      Anglo Irish Bank
         Corp. PLC            107,392      1,289,668
      Ryanair Holdings PLC
         [ADR]*                43,000      2,214,500
                                        ------------
                                           3,504,168
                                        ------------
    ISRAEL -- 1.1%
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]                 28,690      1,632,174
                                        ------------
    ITALY -- 0.7%
      Merloni
         Elettrodomestici
         SpA                   65,200      1,099,060
                                        ------------
    JAPAN -- 25.8%
      Askul Corp.              34,200      1,801,228
      Canon, Inc.              70,800      3,426,170
      FANUC Ltd.               55,500      3,337,017
      Hoya Corp.               27,000      2,443,717
      Keyence Corp.            17,200      3,783,108
      NEC Electronics
         Corp.                 19,766      1,521,084
      Nissan Motor Co.
         Ltd.                 290,600      3,256,644
      Nitto Denko Corp.        85,700      4,498,013
      Nomura Holdings,
         Inc.                 254,000      4,362,141
      Oracle Corp.             22,200      1,302,497
      Pioneer Corp.            58,000      1,445,581
      Sharp Corp.             140,900      2,218,565
      SMC Corp.                28,300      3,405,731
      Sumitomo Trust &
         Banking Co. Ltd.     600,000      3,351,071
                                        ------------
                                          40,152,567
                                        ------------

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
KOREA -- 3.1%
      Kookmin Bank             39,400   $  1,438,175
      Samsung Electronics
         Co. Ltd.               8,290      3,292,184
                                        ------------
                                           4,730,359
                                        ------------
    MEXICO -- 2.2%
      America Movil SA de
         CV                   918,900      1,092,249
      Grupo Financiero
         BBVA Bancomer SA
         de CV*             1,125,500        955,297
      Wal-Mart de Mexico
         SA de CV Cl-C        517,000      1,345,893
                                        ------------
                                           3,393,439
                                        ------------
    NETHERLANDS -- 0.9%
      Euronext NV              58,106      1,421,932
                                        ------------
    SINGAPORE -- 0.8%
      Venture Corp. Ltd.      109,400      1,187,669
                                        ------------
    SPAIN -- 1.9%
      Banco Popular
         Espanol SA            37,500      1,950,005
      Grupo Ferrovial SA       33,600        959,342
                                        ------------
                                           2,909,347
                                        ------------
    SWEDEN -- 0.5%
      Atlas Copco AB Cl-A      22,000        772,737
                                        ------------
    SWITZERLAND -- 4.7%
      Adecco SA                44,000      2,594,806
      Logitech
         International SA*     22,500        901,442
      UBS AG                   61,610      3,783,265
                                        ------------
                                           7,279,513
                                        ------------
    TAIWAN -- 2.7%
      Hon Hai Precision
         Industry Co. Ltd.    270,000      1,207,947
      MediaTek, Inc.          127,000      1,308,315
      Quanta Computer,
         Inc.                 599,500      1,632,192
                                        ------------
                                           4,148,454
                                        ------------
    THAILAND -- 0.3%
      Bangkok Bank Public
         Company Ltd.*        199,000        428,976
                                        ------------
    UNITED KINGDOM -- 20.7%
      3i Group PLC            177,100      1,863,293
      Acambis PLC*            132,800        809,028
      BG Group PLC            850,800      3,880,135
      BHP Billiton PLC        511,600      4,017,426
      British Sky
         Broadcasting
         Group PLC*           320,500      3,480,799

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Capita Group PLC        272,700   $  1,144,175
      HBOS PLC                283,500      3,297,854
      HSBC Holdings PLC       162,800      2,452,789
      Man Group PLC            80,000      1,967,113
      Reckitt Benckiser
         PLC                  108,195      2,276,669
      Standard Chartered
         PLC                  222,017      3,550,901
      Tesco PLC               817,400      3,277,007
                                        ------------
                                          32,017,189
                                        ------------
TOTAL INVESTMENTS -- 98.4%
  (Cost $110,484,781; Note 5)            152,377,619
OTHER ASSETS LESS LIABILITIES -- 1.6%      2,381,670
                                        ------------
NET ASSETS -- 100.0%                    $154,759,289
                                        ============

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2003. Percentages are based on net assets.

INDUSTRY
--------
Airlines                                      1.4%
Automobile Manufacturers                      3.9%
Beverages                                     2.2%
Broadcasting                                  2.3%
Business Services                             4.2%
Chemicals                                     2.9%
Clothing & Apparel                            0.9%
Computer Hardware                             3.2%
Computer Services & Software                  5.4%
Construction                                  0.6%
Consumer Products & Services                  3.9%
Electronic Components & Equipment            11.4%
Financial -- Bank & Trust                    13.5%
Financial Services                           12.0%
Food                                          2.1%
Insurance                                     2.0%
Machinery & Equipment                         4.1%
Medical Supplies & Equipment                  1.6%
Metals & Mining                               2.6%
Office Equipment                              2.2%
Oil & Gas                                     6.3%
Pharmaceuticals                               2.6%
Real Estate                                   0.6%
Retail & Merchandising                        2.7%
Semiconductors                                1.0%
Telecommunications                            0.7%
Transportation                                0.9%
Utilities                                     1.2%
                                             -----
TOTAL                                        98.4%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MARSICO CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 99.8%
  COMMON STOCK -- 96.7%
     AEROSPACE -- 1.6%
      Honeywell
         International,
         Inc.                 45,000   $   1,377,450
      Lockheed Martin
         Corp.               209,385       9,707,089
                                       -------------
                                          11,084,539
                                       -------------
    AIRLINES -- 2.8%
      JetBlue Airways
         Corp.*              104,829       6,046,537
      Ryanair Holdings
         PLC [ADR]*@         268,933      13,850,049
                                       -------------
                                          19,896,586
                                       -------------
    BEVERAGES -- 1.0%
      Anheuser-Busch
         Companies, Inc.     145,395       7,162,158
                                       -------------
    BUSINESS SERVICES -- 0.4%
      Jacobs Engineering
         Group, Inc.*@        32,030       1,483,630
      Monster Worldwide,
         Inc.*@               64,035       1,630,971
                                       -------------
                                           3,114,601
                                       -------------
    COMPUTER HARDWARE -- 3.4%
      Dell, Inc.*            667,216      24,099,842
                                       -------------
    COMPUTER SERVICES & SOFTWARE -- 8.3%
      Cisco Systems,
         Inc.*             1,159,305      24,322,218
      Electronic Arts,
         Inc.*@              203,266      20,131,465
      EMC Corp.*             971,603      13,446,986
                                       -------------
                                          57,900,669
                                       -------------
    CONSTRUCTION -- 4.9%
      Lennar Corp. Cl-A@     213,892      19,645,980
      Lennar Corp. Cl-B       21,389       1,857,635
      MDC Holdings, Inc.     193,082      12,998,280
                                       -------------
                                          34,501,895
                                       -------------
    CONSUMER PRODUCTS & SERVICES -- 2.6%
      Procter & Gamble
         Co.                 183,180      18,004,762
                                       -------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 2.9%
      General Electric
         Co.                 698,358      20,259,366
                                       -------------
    ENTERTAINMENT & LEISURE -- 3.8%
      Disney, (Walt) Co.     142,019       3,215,310
      Harley-Davidson,
         Inc.@                63,734       3,021,629
      Viacom, Inc. Cl-B      416,991      16,625,431
      Wynn Resorts Ltd.*     175,000       3,528,000
                                       -------------
                                          26,390,370
                                       -------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    FINANCIAL SERVICES -- 16.3%
      Citigroup, Inc.        694,428   $  32,915,887
      Countrywide
         Financial Corp.      15,348       1,613,382
      Fannie Mae             250,516      17,959,492
      Merrill Lynch &
         Co., Inc.           418,376      24,767,859
      SLM Corp.              915,700      35,858,811
                                       -------------
                                         113,115,431
                                       -------------
    HEALTHCARE SERVICES -- 8.8%
      Caremark Rx, Inc.*@    705,882      17,682,344
      Quest Diagnostics,
         Inc.@               160,611      10,865,334
      UnitedHealth Group,
         Inc.@               647,474      32,943,477
                                       -------------
                                          61,491,155
                                       -------------
    INTERNET SERVICES -- 0.5%
      eBay, Inc.*@            66,805       3,737,072
                                       -------------
    MACHINERY & EQUIPMENT -- 2.4%
      Caterpillar, Inc.@     232,854      17,063,541
                                       -------------
    MEDICAL SUPPLIES & EQUIPMENT -- 8.7%
      Amgen, Inc.*@          269,803      16,663,033
      Boston Scientific
         Corp.*@             360,206      24,393,150
      Zimmer Holdings,
         Inc.*@              308,475      19,683,790
                                       -------------
                                          60,739,973
                                       -------------
    PHARMACEUTICALS -- 5.2%
      Genentech, Inc.*@      441,108      36,157,623
                                       -------------
    RETAIL & MERCHANDISING -- 11.2%
      Lowe's Companies,
         Inc.                286,172      16,864,116
      Sears, Roebuck &
         Co.@                225,681      11,877,591
      Tiffany & Co.          685,952      32,548,423
      Wal-Mart Stores,
         Inc.                287,111      16,925,193
                                       -------------
                                          78,215,323
                                       -------------
    SEMICONDUCTORS -- 6.5%
      Intel Corp.          1,235,093      40,819,823
      Maxim Integrated
         Products, Inc.       94,284       4,686,858
                                       -------------
                                          45,506,681
                                       -------------
    TELECOMMUNICATIONS -- 1.9%
      EchoStar
         Communications
         Corp. Cl-A*         144,132       5,523,138
      QUALCOMM, Inc.         164,457       7,811,708
                                       -------------
                                          13,334,846
                                       -------------

ASAF MARSICO CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
   TRANSPORTATION -- 3.5%
      FedEx Corp.@           327,206   $  24,789,127
                                       -------------
TOTAL COMMON STOCK
  (Cost $500,868,461)                    676,565,560
                                       -------------
  FOREIGN STOCK -- 3.1%
    AUTOMOBILE MANUFACTURERS -- 0.9%
      Bayerische Motoren
         Werke
         AG -- (DEM)         157,888       6,323,303
                                       -------------
    HOTELS & MOTELS -- 2.2%
      Four Seasons
         Hotels,
         Inc. -- (CAD)@      281,463      15,517,055
                                       -------------
TOTAL FOREIGN STOCK
  (Cost $17,692,293)                      21,840,358
                                       -------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $518,560,754)                    698,405,918
                                       -------------
SHORT-TERM INVESTMENTS -- 17.0%
     REGISTERED INVESTMENT COMPANIES
      BlackRock Provident
         Institutional
         Funds
         TempCash
         Portfolio            13,262          13,262
      BlackRock Provident
         Institutional
         Funds
         TempFund
         Portfolio            13,262          13,262
                                       -------------
                                              26,524
                                       -------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
      Federal National Mortgage
         Assoc.
         0.95%, 11/03/03   $   1,600       1,599,916
                                       -------------
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED -- 16.8%
     CORPORATE OBLIGATIONS -- 7.3%
      American Express Centurian
         1.11%, 11/13/03
         [FRN]!                1,729       1,729,094
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!               13,977      13,976,692
      Canadian Imperial Bank Corp.
         1.09%, 11/28/03
         [FRN]!                3,950       3,949,011
      Goldman Sachs Group, Inc.
         1.09%, 11/06/03
         [FRN]!                2,978       2,977,919

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
      Merrill Lynch & Co., Inc.
         1.18%, 11/03/03   $   4,558   $   4,558,154
         1.192%, 11/03/03
         [FRN]!               19,610      19,609,544
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                3,766       3,765,877
         1.142%, 11/03/03
         [FRN]!                   33          32,700
      National City Bank of Indiana
         1.08%, 11/10/03
         [FRN]!                  193         192,803
                                       -------------
                                          50,791,794
                                       -------------
    COMMERCIAL PAPER -- 2.3%
      Concord Minutemen Capital Co.
         1.08%, 11/18/03         701         699,634
      Depfa Bank PLC
         1.077%, 11/18/03      3,053       3,045,170
         1.08%, 12/22/03       5,647       5,631,762
      Fairway Finance Corp.
         1.10%, 01/12/04       3,928       3,916,421
      Monumental Global Funding
         1.12%, 11/28/03         203         203,705
      Silver Tower U.S. Funding
         1.08%, 12/12/03         958         956,445
      Tulip Funding Corp.
         1.065%, 11/10/03      1,559       1,557,899
                                       -------------
                                          16,011,036
                                       -------------
    TIME DEPOSIT -- 1.1%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03      7,820       7,820,486
                                       -------------
    REPURCHASE AGREEMENT -- 1.7%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $12,066,770
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp.
         5.0% -- 7.5%
         maturing
         03/15/24 to
         10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing
         07/25/19 to
         06/25/33, par
         value
         $16,779,370
         market value
         including
         accrued interest
         $12,427,976)         12,066      12,065,704
                                       -------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
      NON-REGISTERED INVESTMENT COMPANY -- 4.4%
         BlackRock
           Institutional
           Money Market
           Trust(a)        30,660,014  $  30,660,014
                                       -------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $118,975,474)                    118,975,474
                                       -------------
TOTAL INVESTMENTS -- 116.8%
  (Cost $637,536,228; Note 5)            817,381,392
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (16.8%)               (117,300,364)
                                       -------------
NET ASSETS -- 100.0%                   $ 700,081,028
                                       =============

Foreign currency exchange contracts outstanding at October 31, 2003:

SETTLEMENT              CONTRACTS TO   IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH          TYPE       RECEIVE          FOR        AT VALUE    DEPRECIATION
------------------------------------------------------------------------------
12/03        Buy EUR     5,410,269     $6,289,526    $6,269,753    $ (19,773)
                                       ==========    ==========    =========
SETTLEMENT              CONTRACTS TO   IN EXCHANGE   CONTRACTS    UNREALIZED
MONTH        TYPE        DELIVER         FOR         AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
12/03        Sell EUR    5,410,269     $6,098,563    $6,269,753    ($171,190)
                                       ==========    ==========    =========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 100.0%
  COMMON STOCK -- 98.7%
     BROADCASTING -- 2.7%
      Scripps, (E.W.) Co.
         CI-A                  26,500   $  2,462,115
      Univision
         Communications,
         Inc. Cl-A*            54,825      1,861,309
                                        ------------
                                           4,323,424
                                        ------------
    BUSINESS SERVICES -- 2.8%
      Alliance Data
         Systems Corp.*        85,000      2,361,300
      Corporate Executive
         Board Co.*@           43,850      2,236,789
                                        ------------
                                           4,598,089
                                        ------------
    CLOTHING & APPAREL -- 2.5%
      Coach, Inc.*             91,000      3,227,770
      Pacific Sunwear of
         California, Inc.*     37,000        854,330
                                        ------------
                                           4,082,100
                                        ------------
    COMPUTER HARDWARE -- 2.8%
      SanDisk Corp.*@          21,000      1,692,600
      Seagate Technology*     123,500      2,838,030
                                        ------------
                                           4,530,630
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 10.5%
      Adobe Systems, Inc.      47,000      2,060,480
      Documentum, Inc.*@       55,600      1,654,100
      Electronic Arts,
         Inc.*                 38,500      3,813,040
      Mercury Interactive
         Corp.*@               56,500      2,623,860
      PeopleSoft, Inc.*        76,000      1,577,760
      Symantec Corp.*@         37,500      2,499,375
      VERITAS Software
         Corp.*@               74,500      2,693,175
                                        ------------
                                          16,921,790
                                        ------------
    CONTAINERS & PACKAGING -- 1.0%
      Pactiv Corp.*            75,500      1,664,775
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 6.7%
      Gentex Corp.@            45,500      1,776,775
      Harman International
         Industries, Inc.      23,000      2,948,600
      Molex, Inc.              47,000      1,475,330
      Parker-Hannifin
         Corp.                 17,000        866,490
      Zebra Technologies
         Corp. Cl-A*           65,250      3,715,988
                                        ------------
                                          10,783,183
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    ENTERTAINMENT & LEISURE -- 3.2%
      International Game
         Technology@           52,000   $  1,703,000
      Mandalay Resort
         Group@                48,000      1,884,000
      Royal Caribbean
         Cruises Ltd.@         53,500      1,589,485
                                        ------------
                                           5,176,485
                                        ------------
    EQUIPMENT SERVICES -- 0.9%
      United Rentals,
         Inc.*                 79,000      1,376,180
                                        ------------
    FINANCIAL -- BROKERAGE -- 2.0%
      Legg Mason, Inc.@        39,500      3,288,375
                                        ------------
    FINANCIAL SERVICES -- 5.5%
      Bear Stearns
         Companies, Inc.@      29,500      2,249,375
      Capital One
         Financial Corp.@      43,000      2,614,400
      Investors Financial
         Services Corp.@       66,000      2,331,780
      Moody's Corp.            28,400      1,642,372
                                        ------------
                                           8,837,927
                                        ------------
    FOOD -- 1.0%
      Whole Foods Market,
         Inc.*@                27,500      1,629,100
                                        ------------
    HEALTHCARE SERVICES -- 3.5%
      Caremark Rx, Inc.*@      95,000      2,379,750
      Stericycle, Inc.*@       70,000      3,232,600
                                        ------------
                                           5,612,350
                                        ------------
    INDUSTRIAL PRODUCTS -- 3.4%
      Donaldson Co., Inc.      23,000      1,316,060
      Fastenal Co.@            54,500      2,423,615
      SPX Corp.*@              35,000      1,684,200
                                        ------------
                                           5,423,875
                                        ------------
    INTERNET SERVICES -- 1.2%
      Juniper Networks,
         Inc.*@               108,000      1,942,920
                                        ------------
    MACHINERY & EQUIPMENT -- 1.7%
      Danaher Corp.@           33,300      2,758,905
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 9.3%
      Bard, (C.R.), Inc.       21,000      1,681,050
      Genzyme Corp.*           40,000      1,836,000
      Henry Schein, Inc.*      36,000      2,233,800
      INAMED Corp.*            15,000      1,295,550
      Invitrogen Corp.*@       20,000      1,271,800
      Varian Medical
         Systems, Inc.*@       44,000      2,813,360
      VISX, Inc.*              88,500      2,147,010
      Zimmer Holdings,
         Inc.*                 27,500      1,754,775
                                        ------------
                                          15,033,345
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    METALS & MINING -- 0.5%
      Freeport-McMoRan
         Copper & Gold,
         Inc. Cl-B@            22,300   $    864,125
                                        ------------
    OIL & GAS -- 2.2%
      Murphy Oil Corp.         27,000      1,592,460
      XTO Energy, Inc.@        84,333      1,996,162
                                        ------------
                                           3,588,622
                                        ------------
    PERSONAL SERVICES -- 2.9%
      Career Education
         Corp.*                44,000      2,356,200
      Education Management
         Corp.*@               37,500      2,369,250
                                        ------------
                                           4,725,450
                                        ------------
    PHARMACEUTICALS -- 7.8%
      Allergan, Inc.@          31,500      2,382,030
      Celgene Corp.*@          30,000      1,250,700
      Chiron Corp.*@           38,500      2,103,255
      Gilead Sciences,
         Inc.*@                44,500      2,428,810
      NPS Pharmaceuticals,
         Inc.*                 36,000        947,880
      SICOR, Inc.*             40,000      1,072,000
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]                 42,300      2,406,447
                                        ------------
                                          12,591,122
                                        ------------
    RETAIL & MERCHANDISING -- 10.6%
      CarMax, Inc.*            24,500        771,995
      Dollar Tree Stores,
         Inc.*                 44,500      1,699,010
      Michaels Stores,
         Inc.                  55,500      2,634,584
      PETsMART, Inc.           48,000      1,229,280
      Ross Stores, Inc.        47,500      2,375,475
      Staples, Inc.*           67,000      1,796,940
      Tiffany & Co.            50,000      2,372,500
      Tuesday Morning
         Corp.*                46,500      1,482,885
      Williams-Sonoma,
         Inc.*@                73,500      2,596,755
                                        ------------
                                          16,959,424
                                        ------------
    SEMICONDUCTORS -- 8.4%
      ASML Holding NV NY
         Reg.*                 68,000      1,193,400
      Intersil Corp. Cl-A      70,000      1,805,300
      KLA-Tencor Corp.*@       29,000      1,662,570
      Lam Research Corp.*@     35,000      1,005,900
      Marvell Technology
         Group Ltd.*@          74,500      3,268,315

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Microchip
         Technology, Inc.@     85,500   $  2,796,705
      QLogic Corp.*@           33,000      1,849,650
                                        ------------
                                          13,581,840
                                        ------------
    TELECOMMUNICATIONS -- 3.4%
      Corning, Inc.*          108,000      1,185,840
      Nextel Partners,
         Inc. Cl-A*@          239,000      2,872,780
      UTStarcom, Inc.*@        46,500      1,464,750
                                        ------------
                                           5,523,370
                                        ------------
    TRANSPORTATION -- 2.2%
      J.B. Hunt Transport
         Services, Inc.*       91,500      2,322,270
      Swift Transportation
         Co., Inc.*            57,000      1,278,510
                                        ------------
                                           3,600,780
                                        ------------
TOTAL COMMON STOCK
  (Cost $121,789,492)                    159,418,186
                                        ------------
  FOREIGN STOCK -- 0.8%
     COMPUTER SERVICES & SOFTWARE
      Cognos, Inc. -- (CAD)*
      (Cost $1,145,054)        37,500      1,292,625
                                        ------------
  EXCHANGE TRADED FUNDS -- 0.5%
       iShares Russell 2000
          Growth Index Fund@
      (Cost $772,815)          14,600        834,390
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $123,707,361)                    161,545,201
                                        ------------
SHORT-TERM INVESTMENTS -- 31.2%
  REGISTERED INVESTMENT COMPANIES -- 0.2%
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio      165,000        165,000
    BlackRock Provident
      Institutional Funds
      TempFund Portfolio      164,999        164,999
                                        ------------
                                             329,999
                                        ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 31.0%
     CORPORATE OBLIGATIONS -- 17.6%
      American Express
         Centurian
         1.09%, 11/24/03
         [FRN]!             $   2,212      2,211,701
         1.11%, 11/13/03
         [FRN]!                 8,596      8,596,368

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!             $     901   $    901,093
      Canadian Imperial
         Bank Corp.
         1.09%, 11/28/03
         [FRN]!                 2,592      2,591,180
      General Electric Capital Corp.
         1.08%, 11/03/03
         [FRN]!                 1,183      1,183,291
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                 1,600      1,599,829
      Merrill Lynch & Co., Inc.
         1.18%, 11/03/03        1,621      1,620,652
         1.192%, 11/03/03
         [FRN]!                 3,831      3,830,937
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 1,517      1,516,705
         1.142%, 11/03/03
         [FRN]!                   285        284,563
      National City Bank of Indiana
         1.08%, 11/10/03
         [FRN]!                   817        817,355
      Westdeutsche Landesbank
         1.08%, 11/10/03
         [FRN]!                 3,239      3,238,316
         1.09%, 11/28/03
         [FRN]!                     9          9,451
                                        ------------
                                          28,401,441
                                        ------------
      COMMERCIAL PAPER -- 2.0%
         Concord Minutemen
           Capital Co.
           1.08%, 11/18/03      2,303      2,297,793
           1.11%, 01/09/04        167        166,820
         Crown Point Capital Co.
           1.08%, 11/14/03         13         12,961
           Depfa Bank PLC
           1.08%, 12/22/03         62         61,367
         Tannehill Capital Co.
           1.10%, 01/08/04        731        725,122
                                        ------------
                                           3,264,063
                                        ------------
      TIME DEPOSIT -- 0.9%
         Wells Fargo Bank & Co.
           1.062%,
             11/03/03           1,394      1,393,683
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
      REPURCHASE AGREEMENT -- 2.6%
         Merrill Lynch &
           Co., Inc.
           1.06%, dated
           10/31/03, to be
           repurchased on
           11/03/03,
           repurchase
           price
           $4,290,340
           (Collateralized
           by Federal Home
           Loan Mortgage
           Corp. 5.0% --
           7.5% maturing
           03/15/24 to
           10/01/33 and
           Federal
           National
           Mortgage Assoc.
           5.5% -- 8.315%
           maturing
           07/25/19 to
           06/25/33, par
           value
           $5,965,905
           market value
           including
           accrued
           interest
           $4,418,767)      $   4,290   $  4,289,961
                                        ------------
                             SHARES
                             ------
        NON-REGISTERED INVESTMENT COMPANY -- 7.9%
         BlackRock
           Institutional
           Money Market
           Trust(a)         12,805,168    12,805,168
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $50,484,315)                      50,484,315
                                        ------------
TOTAL INVESTMENTS --131.2%
  (Cost $174,191,676; Note 5)            212,029,516
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (31.2%)                      (50,474,161)
                                        ------------
NET ASSETS -- 100.0%                    $161,555,355
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 96.2%
  COMMON STOCK -- 93.2%
     AUTOMOTIVE PARTS -- 3.7%
      BorgWarner, Inc.        43,900   $  3,494,001
      Lear Corp.*             77,600      4,507,784
                                       ------------
                                          8,001,785
                                       ------------
    BEVERAGES -- 2.4%
      Constellation Brands,
         Inc. Cl-A*          168,700      5,292,119
                                       ------------
    BUILDING MATERIALS -- 1.3%
      American Standard
         Companies, Inc.*     28,600      2,737,020
                                       ------------
    BUSINESS SERVICES -- 3.2%
      Manpower, Inc.@        104,000      4,825,600
      Viad Corp.              82,800      2,068,344
                                       ------------
                                          6,893,944
                                       ------------
    CLOTHING & APPAREL -- 3.1%
      Liz Claiborne, Inc.@    79,300      2,925,377
      VF Corp.                91,900      3,901,155
                                       ------------
                                          6,826,532
                                       ------------
    COMPUTER SERVICES & SOFTWARE -- 0.1%
      Computer Associates
         International,
         Inc.@                12,600        296,352
                                       ------------
    CONGLOMERATES -- 1.0%
      Johnson Controls,
         Inc.                 19,500      2,096,835
                                       ------------
    CONSUMER PRODUCTS & SERVICES -- 1.0%
      Regis Corp.             59,600      2,265,992
                                       ------------
    ENTERTAINMENT & LEISURE -- 1.2%
      Brunswick Corp.@        84,300      2,501,181
                                       ------------
    FINANCIAL -- BANK & TRUST -- 11.6%
      Charter One
         Financial, Inc.     158,200      5,056,072
      City National Corp.@    35,200      2,119,392
      First Tennessee
         National Corp.       85,100      3,860,136
      GreenPoint Financial
         Corp.               125,500      3,909,325
      North Fork Bancorp,
         Inc.@                97,200      3,788,856
      Southtrust Corp.        81,600      2,598,960
      TCF Financial Corp.     73,200      3,819,576
                                       ------------
                                         25,152,317
                                       ------------
    FINANCIAL SERVICES -- 6.1%
      Ambac Financial
         Group, Inc.          54,950      3,887,163
      CIT Group, Inc.         69,200      2,326,504

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
      Federated Investors,
         Inc.                 89,800   $  2,482,970
      IndyMac Bancorp, Inc.  152,900      4,495,260
                                       ------------
                                         13,191,897
                                       ------------
    FOOD -- 3.1%
      Del Monte Foods Co.*   363,600      3,457,836
      Fresh Del Monte
         Produce, Inc.*@     127,100      3,177,500
                                       ------------
                                          6,635,336
                                       ------------
    HEALTHCARE SERVICES -- 14.3%
      Anthem, Inc.*           54,900      3,756,807
      DaVita, Inc.*           95,400      3,348,540
      Laboratory Corp. of
         America Holdings*@  111,100      3,938,495
      Lincare Holdings,
         Inc.*@               70,800      2,756,952
      Omnicare, Inc.@        121,900      4,673,646
      Quest Diagnostics,
         Inc.@                57,700      3,903,405
      Triad Hospitals,
         Inc.*               178,600      5,488,378
      Universal Health
         Services, Inc. Cl-
         B*@                  71,700      3,373,485
                                       ------------
                                         31,239,708
                                       ------------
    INDUSTRIAL PRODUCTS -- 3.5%
      Mohawk Industries,
         Inc.*@               33,500      2,483,020
      SPX Corp.*@            104,200      5,014,104
                                       ------------
                                          7,497,124
                                       ------------
    INSURANCE -- 15.0%
      Loews Corp.             74,600      3,207,800
      Oxford Health Plans,
         Inc.@               131,100      5,309,549
      PartnerRe Ltd.          70,300      3,815,181
      PMI Group, Inc.@       107,100      4,094,433
      Radian Group, Inc.@     95,900      5,073,110
      RenaissanceRe
         Holdings Ltd.@      103,100      4,637,438
      Wellchoice, Inc.*      103,300      3,357,250
      XL Capital Ltd. Cl-A    46,400      3,224,800
                                       ------------
                                         32,719,561
                                       ------------
    OIL & GAS -- 9.5%
      Apache Corp.            27,448      1,913,675
      EOG Resources, Inc.     77,900      3,282,706
      Equitable Resources,
         Inc.                 65,200      2,686,240
      Pioneer Natural
         Resources Co.*@     148,500      3,927,825
      Sunoco, Inc.           102,400      4,481,024
      XTO Energy, Inc.@      179,400      4,246,398
                                       ------------
                                         20,537,868
                                       ------------

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    RETAIL & MERCHANDISING -- 6.0%
      Foot Locker, Inc.      228,100   $  4,082,990
      May Department Stores
         Co.@                 58,400      1,632,864
      Office Depot, Inc.*     76,900      1,148,117
      Payless ShoeSource,
         Inc.*               161,400      2,135,322
      Pier 1 Imports, Inc.   176,000      4,065,600
                                       ------------
                                         13,064,893
                                       ------------
    TRANSPORTATION -- 3.3%
      CNF, Inc.               85,600      2,997,712
      Teekay Shipping Corp.   86,500      4,163,245
                                       ------------
                                          7,160,957
                                       ------------
    UTILITIES -- 3.8%
      Energy East Corp.       45,600      1,023,720
      Exelon Corp.            25,362      1,609,219
      Pepco Holdings, Inc.   154,000      2,710,400
      PPL Corp.               72,900      2,910,168
                                       ------------
                                          8,253,507
                                       ------------
TOTAL COMMON STOCK
  (Cost $167,142,248)                   202,364,928
                                       ------------
  FOREIGN STOCK -- 3.0%
     OIL & GAS -- 1.7%
      Talisman Energy,
         Inc. -- (CAD)        75,900      3,703,920
                                       ------------
    RAILROADS -- 1.3%
      Canadian National
         Railway Co. --
         (CAD)                45,100      2,715,020
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $5,137,777)                       6,418,940
                                       ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $172,280,027)                   208,783,868
                                       ------------
SHORT-TERM INVESTMENTS -- 18.6%
  REGISTERED INVESTMENT COMPANY -- 3.0%
      BlackRock Provident
         Institutional
         Funds TempCash
         Portfolio           6,525,547    6,525,547
                                       ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED -- 15.6%
     CORPORATE OBLIGATIONS -- 5.8%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!              $   420        419,527

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!              $ 1,389   $  1,388,993
      General Electric
         Capital Corp.
         1.08%, 11/03/03
         [FRN]!                  427        426,999
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                   62         61,771
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03       1,517      1,516,967
         1.192%, 11/03/03
         [FRN]!                2,419      2,418,929
      Morgan Stanley
         1.142%, 11/03/03
         [FRN]!                2,700      2,699,597
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!                3,744      3,743,923
                                       ------------
                                         12,676,706
                                       ------------
      COMMERCIAL PAPER -- 0.1%
         Crown Point
           Capital Co.
           1.08%, 11/14/03        36         35,992
         Monumental Global
           Funding
           1.12%, 11/28/03       108        107,844
                                       ------------
                                            143,836
                                       ------------
      TIME DEPOSIT -- 0.6%
         Wells Fargo Bank &
           Co.
           1.062%, 11/03/03    1,290      1,289,909
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
         Merrill Lynch &
           Co., Inc. 1.06%,
           dated 10/31/03,
           to be
           repurchased on
           11/03/03,
           repurchase price
           $4,015,857
           (Collateralized
           by Federal Home
           Loan Mortgage
           Corp.
           5.0% - 7.5%
           maturing
           03/15/24 to
           10/01/33 and
           Federal National
           Mortgage Assoc.
           5.5% - 8.315%
           maturing
           07/25/19 to
           06/25/33, par
           value $5,584,224
           market value
           including
           accrued interest
           $4,136,067)       $ 4,016   $  4,015,502
                                       ------------
                             SHARES
                             ------
NON-REGISTERED INVESTMENT COMPANY -- 7.2%
      BlackRock
         Institutional
         Money Market
         Trust(a)            15,696,504   15,696,504
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $40,348,004)                     40,348,004
                                       ------------
TOTAL INVESTMENTS -- 114.8%
  (Cost $212,628,029; Note 5)           249,131,872
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (14.8%)               (32,129,202)
                                       ------------
NET ASSETS -- 100.0%                   $217,002,670
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF MFS GROWTH WITH INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 100.1%
  COMMON STOCK -- 91.7%
     AEROSPACE -- 1.0%
      Lockheed Martin Corp.   4,800    $    222,528
      Northrop Grumman
         Corp.                1,510         134,994
      United Technologies
         Corp.                  600          50,814
                                       ------------
                                            408,336
                                       ------------
    AUTOMOTIVE PARTS -- 0.2%
      Magna International,
         Inc. Cl-A            1,220          97,881
                                       ------------
    BEVERAGES -- 1.8%
      Anheuser-Busch
         Companies, Inc.      1,870          92,116
      PepsiCo, Inc.          12,624         603,680
                                       ------------
                                            695,796
                                       ------------
    BROADCASTING -- 1.2%
      Clear Channel
         Communications,
         Inc.                10,040         409,833
      Liberty Media Corp.
         Cl-A*@               7,520          75,877
                                       ------------
                                            485,710
                                       ------------
    BUILDING MATERIALS -- 0.4%
      American Standard
         Companies, Inc.*@    1,660         158,862
                                       ------------
    BUSINESS SERVICES -- 0.6%
      Accenture Ltd. Cl-A*@   7,000         163,800
      ARAMARK Corp. Cl-B*     2,670          71,342
                                       ------------
                                            235,142
                                       ------------
    CABLE TELEVISION -- 1.2%
      Comcast Corp. Cl-A*@   13,447         456,122
                                       ------------
    CHEMICALS -- 2.4%
      Air Products &
         Chemicals, Inc.      3,160         143,496
      Dow Chemical Co.@       6,000         226,140
      PPG Industries, Inc.    3,950         227,718
      Praxair, Inc.           5,280         367,382
                                       ------------
                                            964,736
                                       ------------
    COMPUTER HARDWARE -- 3.8%
      Hewlett-Packard Co.    21,811         486,603
      International
         Business Machines
         Corp.               11,430       1,022,757
                                       ------------
                                          1,509,360
                                       ------------
    COMPUTER SERVICES & SOFTWARE -- 6.4%
      BEA Systems, Inc.*      6,300          87,570
      Cisco Systems, Inc.*@  40,820         856,404

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
      Microsoft Corp.        56,760    $  1,484,273
      VERITAS Software
         Corp.*@              2,870         103,751
                                       ------------
                                          2,531,998
                                       ------------
    CONGLOMERATES -- 2.4%
      Altria Group, Inc.@    13,700         637,049
      ITT Industries, Inc.@   1,350          91,787
      Tyco International
         Ltd.                10,060         210,053
                                       ------------
                                            938,889
                                       ------------
    CONSUMER PRODUCTS & SERVICES -- 5.3%
      Colgate-Palmolive Co.     900          47,871
      InterActiveCorp*@       1,940          71,217
      Johnson & Johnson      18,600         936,138
      Kimberly-Clark Corp.    3,360         177,442
      Newell Rubbermaid,
         Inc.@                8,550         194,940
      Procter & Gamble Co.    6,610         649,697
                                       ------------
                                          2,077,305
                                       ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 4.3%
      Emerson Electric Co.@   3,080         174,790
      General Electric Co.   39,510       1,146,184
      RadioShack Corp.        4,300         128,957
      Rockwell Automation,
         Inc.                 4,430         137,552
      STMicroelectronics NV
         NY Reg.              3,520          93,773
                                       ------------
                                          1,681,256
                                       ------------
    ENTERTAINMENT & LEISURE -- 3.4%
      Disney, (Walt) Co.      9,920         224,589
      Time Warner, Inc.*@    27,680         423,227
      Viacom, Inc. Cl-B      17,153         683,890
                                       ------------
                                          1,331,706
                                       ------------
    FINANCIAL -- BANK & TRUST -- 7.1%
      Bank of America
         Corp.@               8,230         623,258
      Bank of New York Co.,
         Inc.                 1,700          53,023
      Bank One Corp.          8,840         375,258
      Golden West Financial
         Corp.                1,400         140,602
      SunTrust Banks, Inc.    5,090         341,386
      U.S. Bancorp           12,190         331,812
      Wells Fargo & Co.      16,420         924,774
                                       ------------
                                          2,790,113
                                       ------------
    FINANCIAL SERVICES -- 9.4%
      Citigroup, Inc.@       27,800       1,317,719
      Fannie Mae             14,720       1,055,277
      Freddie Mac             1,680          94,298
      Goldman Sachs Group,
         Inc.@                1,350         126,765
      Lehman Brothers
         Holdings, Inc.       2,050         147,600

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
      MBNA Corp.              8,710    $    215,573
      Mellon Financial
         Corp.                3,740         111,714
      Merrill Lynch & Co.,
         Inc.@               10,280         608,576
      State Street Corp.      1,000          52,360
                                       ------------
                                          3,729,882
                                       ------------
    FOOD -- 0.4%
      Archer Daniels
         Midland Co.          5,630          80,791
      Kellogg Co.             2,720          90,113
                                       ------------
                                            170,904
                                       ------------
    HEALTHCARE SERVICES -- 0.8%
      Tenet Healthcare
         Corp.*@             23,420         323,196
                                       ------------
    HOTELS & MOTELS -- 0.2%
      Starwood Hotels &
         Resorts Worldwide,
         Inc.@                2,170          73,194
                                       ------------
    INDUSTRIAL PRODUCTS -- 0.5%
      Eaton Corp.               200          20,048
      Grainger (W.W.), Inc.     600          27,468
      Illinois Tool Works,
         Inc.                 1,960         144,158
                                       ------------
                                            191,674
                                       ------------
    INSURANCE -- 4.6%
      American
         International
         Group, Inc.          9,535         580,015
      Chubb Corp.@            3,490         233,167
      Marsh & McLennan
         Companies, Inc.      4,420         188,955
      MetLife, Inc.           4,510         141,614
      St. Paul Companies,
         Inc.                 2,940         112,102
      The Hartford
         Financial Services
         Group, Inc.@         2,460         135,054
      Travelers Property
         Casualty Corp.
         Cl-A                12,547         204,516
      Travelers Property
         Casualty Corp.
         CL-B                 4,620          75,629
      XL Capital Ltd. Cl-A    1,860         129,270
                                       ------------
                                          1,800,322
                                       ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 4.7%
      Abbott Laboratories     4,860         207,133
      AmerisourceBergen
         Corp.@               7,400         420,098
      Amgen, Inc.*            5,880         363,149
      Bard, (C.R.), Inc.      1,120          89,656
      Baxter International,
         Inc.                10,290         273,508

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
      Guidant Corp.           7,280    $    371,353
      Medtronic, Inc.         2,600         118,482
                                       ------------
                                          1,843,379
                                       ------------
    OIL & GAS -- 6.2%
      Baker Hughes, Inc.      3,850         108,801
      BP PLC [ADR]            2,415         102,348
      Encana Corp.            1,980          68,053
      Exxon Mobil Corp.      27,956       1,022,630
      Halliburton Co.         5,740         137,071
      Noble Corp.*            4,680         160,664
      Schlumberger Ltd.@      6,060         284,638
      TotalFinaElf SA [ADR]   2,150         167,851
      Transocean, Inc.        4,600          88,274
      Unocal Corp.@           9,480         300,326
                                       ------------
                                          2,440,656
                                       ------------
    PAPER & FOREST PRODUCTS -- 0.3%
      International Paper
         Co.@                 3,170         124,740
                                       ------------
    PHARMACEUTICALS -- 4.4%
      Pfizer, Inc.           22,343         706,039
      Schering-Plough Corp.  22,160         338,383
      Wyeth                  15,580         687,701
                                       ------------
                                          1,732,123
                                       ------------
    PRINTING & PUBLISHING -- 2.1%
      Gannett Co., Inc.       3,930         330,552
      McGraw-Hill
         Companies, Inc.        480          32,136
      New York Times Co.
         CL-A                10,020         476,251
                                       ------------
                                            838,939
                                       ------------
    RAILROADS -- 0.8%
      Union Pacific Corp.     4,870         304,862
                                       ------------
    RESTAURANTS -- 0.3%
      McDonald's Corp.        5,150         128,802
                                       ------------
    RETAIL & MERCHANDISING -- 7.0%
      CVS Corp.               2,660          93,579
      Home Depot, Inc.       16,360         606,465
      Kohl's Corp.*@          4,610         258,483
      Target Corp.            6,910         274,603
      TJX Companies, Inc.    14,630         307,084
      Wal-Mart Stores, Inc.  20,950       1,235,002
                                       ------------
                                          2,775,216
                                       ------------
    SEMICONDUCTORS -- 1.8%
      Analog Devices, Inc.*   6,760         299,671
      Intel Corp.@            8,300         274,315
      Texas Instruments,
         Inc.                 5,240         151,541
                                       ------------
                                            725,527
                                       ------------

ASAF MFS GROWTH WITH INCOME FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    TELECOMMUNICATIONS -- 2.7%
      Amdocs Ltd.*            2,800    $     60,088
      AT&T Wireless
         Services, Inc.*      9,520          69,020
      EchoStar
         Communications
         Corp. Cl-A*@         1,160          44,451
      Nokia Corp. Cl-A
         [ADR]@               7,790         132,352
      SBC Communications,
         Inc.@                9,000         215,820
      Sprint Corp. (PCS
         Group)*@            11,510          50,069
      Verizon
         Communications,
         Inc.                12,030         404,208
      Vodafone Group PLC
         [ADR]@               4,802         101,562
                                       ------------
                                          1,077,570
                                       ------------
    TRANSPORTATION -- 1.3%
      FedEx Corp.@            3,660         277,281
      United Parcel
         Service, Inc. Cl-B   3,030         219,736
                                       ------------
                                            497,017
                                       ------------
    UTILITIES -- 2.7%
      Dominion Resources,
         Inc.@                5,560         342,496
      Exelon Corp.            5,530         350,878
      FirstEnergy Corp.       3,100         106,609
      PG&E Corp.*@            6,030         147,434
      PPL Corp.                 200           7,984
      TXU Corp.@              1,880          42,902
      Wisconsin Energy
         Corp.                1,740          56,985
                                       ------------
                                          1,055,288
                                       ------------
TOTAL COMMON STOCK
  (Cost $33,028,264)                     36,196,503
                                       ------------
  FOREIGN STOCK -- 5.3%
    AUTOMOBILE MANUFACTURERS -- 1.2%
      Bayerische Motoren
         Werke AG -- (DEM)    6,100         244,300
      Porsche AG -- (DEM)       253         124,272
      Toyota Motor Corp. --
         (JPY)                3,300          93,956
                                       ------------
                                            462,528
                                       ------------
    CONSUMER PRODUCTS & SERVICES -- 0.7%
      Reckitt Benckiser
         PLC -- (GBP)        12,380         260,503
                                       ------------
    OIL & GAS -- 0.3%
      Encana Corp. -- (CAD)   3,070         105,444
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    PHARMACEUTICALS -- 2.3%
      AstraZeneca Group
         PLC -- (GBP)         5,540    $    260,224
      Novartis AG -- (CHF)   11,220         427,673
      Roche Holding AG --
         (CHF)                3,100         256,523
                                       ------------
                                            944,420
                                       ------------
    RAILROADS -- 0.7%
      Canadian National
         Railway Co. --
         (CAD)                4,266         256,813
                                       ------------
    UNITED KINGDOM -- 0.1%
      BHP Billiton Plc        6,300          49,472
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $1,868,894)                       2,079,180
                                       ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $34,897,158)                     38,275,683
                                       ------------
SHORT-TERM INVESTMENTS -- 24.9%
  REGISTERED INVESTMENT COMPANIES
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio        161             161
    BlackRock Provident
      Institutional Funds
      TempFund Portfolio        160             160
                                       ------------
                                                321
                                       ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.1%
      Federal National Mortgage
         Assoc.
         0.95%, 11/03/03     $1,212       1,211,936
                                       ------------
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED -- 21.8%
    CORPORATE OBLIGATIONS -- 14.1%
      American Express Centurian
         1.11%, 11/13/03
         [FRN]!                  91          90,702
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                  80          80,038
      General Electric Capital
         Corp.
         1.08%, 11/03/03
         [FRN]!                  15          15,278
      Goldman Sachs Group, Inc.
         1.09%, 11/06/03
         [FRN]!                 282         281,864
      Liberty Light U.S. Capital
         1.10%, 11/03/03
         [FRN]!                 236         236,443

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
      Merrill Lynch & Co., Inc.
         1.18%, 11/03/03     $   59    $     59,494
         1.192%, 11/03/03
         [FRN]!               1,375       1,375,143
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 560         559,664
         1.142%, 11/03/03
         [FRN]!               1,955       1,954,903
      Natexis Banques Populaires
         1.097%, 11/03/03
         [FRN]!                 775         774,589
      Westdeutsche Landesbank
         1.085%, 11/24/03
         [FRN]!                 133         133,193
                                       ------------
                                          5,561,311
                                       ------------
    COMMERCIAL PAPER -- 3.6%
      Concord Minutemen Capital Co.
         1.08%, 11/14/03         60          59,997
      Crown Point Capital Co.
         1.11%, 01/16/04        380         379,260
      Silver Tower U.S. Funding
         1.08%, 12/12/03        230         229,314
      Tannehill Capital Co.
         1.10%, 01/08/04        543         538,417
      Transamerica Corp.
         1.06%, 11/05/03        230         229,710
                                       ------------
                                          1,436,698
                                       ------------
    CERTIFICATES OF DEPOSIT -- 0.2%
      Svenska Handelsbank, Inc.
         1.39%, 10/27/04         88          88,224
                                       ------------
    TIME DEPOSIT -- 1.5%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03       592         591,739
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    REPURCHASE AGREEMENT -- 0.4%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $157,497
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $219,006
         market value
         including accrued
         interest $162,211)  $  157    $    157,483
                                       ------------
                             SHARES
                             ------
NON-REGISTERED INVESTMENT COMPANY -- 2.0%
      BlackRock
         Institutional
         Money Market
         Trust(a)            790,734        790,734
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,838,446)                       9,838,446
                                       ------------
TOTAL INVESTMENTS -- 121.9%
  (Cost $44,735,604; Note
    5)                                   48,114,129
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (21.9%)                      (8,630,968)
                                       ------------
NET ASSETS -- 100.0%                   $ 39,483,161
                                       ============

Foreign currency exchange contracts outstanding at October 31, 2003:

                                                                  UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS   APPRECIATION/
MONTH        TYPE       RECEIVE           FOR       AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
11/03..      Buy        CHF 207,990    $156,646     $155,756        $(890)
11/03..      Buy         GBP 29,857      50,626       50,666           40
                                       --------     --------        -----
                                       $207,272     $206,422        $(850)
                                       ========     ========        =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 99.2%
  COMMON STOCK/RIGHTS -- 99.2%
     AEROSPACE -- 1.1%
      Goodrich Corp.          15,300   $    422,586
      Honeywell
         International,
         Inc.                  6,000        183,660
      Northrop Grumman
         Corp.                 2,000        178,800
      United Technologies
         Corp.                10,900        923,121
                                       ------------
                                          1,708,167
                                       ------------
    AIRLINES -- 0.4%
      Southwest Airlines
         Co.                  35,000        679,000
                                       ------------
    AUTOMOBILE MANUFACTURERS -- 0.9%
      Ford Motor Co.@         37,700        457,301
      General Motors Corp.@   21,600        921,672
                                       ------------
                                          1,378,973
                                       ------------
    AUTOMOTIVE PARTS -- 0.3%
      Dana Corp.              12,900        210,012
      Visteon Corp.@          30,600        197,676
                                       ------------
                                            407,688
                                       ------------
    BEVERAGES -- 1.5%
      Anheuser-Busch
         Companies, Inc.      30,300      1,492,578
      Coca-Cola Co.           15,200        705,280
      PepsiCo, Inc.            2,300        109,986
                                       ------------
                                          2,307,844
                                       ------------
    BROADCASTING -- 0.3%
      Clear Channel
         Communications,
         Inc.                  4,000        163,280
      Westwood One, Inc.*      8,700        260,391
                                       ------------
                                            423,671
                                       ------------
    BUILDING MATERIALS -- 0.9%
      American Standard
         Companies, Inc.*      5,000        478,500
      Masco Corp.@            15,300        420,750
      The Sherwin-Williams
         Co.                  12,300        412,542
                                       ------------
                                          1,311,792
                                       ------------
    BUSINESS SERVICES -- 0.3%
      Fiserv, Inc.*           14,000        494,480
                                       ------------
    CABLE TELEVISION -- 1.5%
      Comcast Corp. Cl-A*     42,333      1,435,935
      Comcast Corp. Special
         Cl-A*sec.            28,000        913,360
                                       ------------
                                          2,349,295
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    CHEMICALS -- 1.6%
      Ashland, Inc.@          10,600   $    394,744
      Dow Chemical Co.        10,300        388,207
      DuPont, (E.I.) de
         Nemours & Co.        14,100        569,640
      Eastman Chemical Co.    10,800        350,568
      FMC Corp.*               8,900        249,289
      PPG Industries, Inc.     6,300        363,195
      Rohm & Haas Co.          4,000        157,200
                                       ------------
                                          2,472,843
                                       ------------
    CLOTHING & APPAREL -- 0.2%
      VF Corp.                 5,812        246,719
                                       ------------
    COMPUTER HARDWARE -- 3.8%
      Dell, Inc.*             62,600      2,261,112
      Hewlett-Packard Co.     68,900      1,537,159
      International
         Business Machines
         Corp.                23,000      2,058,040
                                       ------------
                                          5,856,311
                                       ------------
    COMPUTER SERVICES & SOFTWARE -- 8.2%
      Affiliated Computer
         Services, Inc.
         Cl-A*@                6,800        332,724
      Cisco Systems, Inc.*   166,900      3,501,562
      Electronic Arts,
         Inc.*@                7,500        742,800
      Electronic Data
         Systems Corp.@        7,500        160,875
      EMC Corp.*              22,000        304,480
      Mercury Interactive
         Corp.*@               8,600        399,384
      Microsoft Corp.        198,700      5,196,005
      Oracle Corp.*           36,700        438,932
      Symantec Corp.*@         8,800        586,520
      VERITAS Software
         Corp.*@              21,800        788,070
                                       ------------
                                         12,451,352
                                       ------------
    CONGLOMERATES -- 3.0%
      3M Co.@                  4,400        347,028
      Altria Group, Inc.      59,700      2,776,050
      Cendant Corp.*@         25,500        520,965
      Textron, Inc.            7,000        347,830
      Tyco International
         Ltd.                 25,000        522,000
                                       ------------
                                          4,513,873
                                       ------------
    CONSUMER PRODUCTS & SERVICES -- 4.8%
      Avon Products, Inc.      7,000        475,720
      Colgate-Palmolive Co.   20,100      1,069,119
      International Flavors
         & Fragrances, Inc.    5,500        182,050
      Johnson & Johnson       61,875      3,114,169
      Procter & Gamble Co.    21,400      2,103,406
      Whirlpool Corp.          5,100        359,397
                                       ------------
                                          7,303,861
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
      Cooper Industries
         Ltd. Cl-A             9,900   $    523,710
      Emerson Electric Co.@    5,700        323,475
      General Electric Co.@  161,200      4,676,412
      Sanmina-SCI Corp.*      41,000        432,550
      Solectron Corp.*        80,000        443,200
                                       ------------
                                          6,399,347
                                       ------------
    ENTERTAINMENT & LEISURE -- 1.4%
      Carnival Corp.@         18,200        635,362
      Disney, (Walt) Co.      18,800        425,632
      Harley-Davidson, Inc.   11,500        545,215
      Time Warner, Inc.*@      5,300         81,037
      Viacom, Inc. Cl-B       11,100        442,557
                                       ------------
                                          2,129,803
                                       ------------
    FINANCIAL -- BANK & TRUST -- 6.2%
      AmSouth Bancorp         21,000        496,020
      Bank of America Corp.   29,700      2,249,181
      Bank One Corp.          22,600        959,370
      Comerica, Inc.           5,200        267,696
      Commerce Bancorp,
         Inc.@                 7,800        377,052
      FleetBoston Financial
         Corp.                32,100      1,296,519
      Huntington
         Bancshares, Inc.      5,000        108,300
      National City Corp.     24,200        790,372
      PNC Financial
         Services Group,
         Inc.                 14,400        771,408
      U.S. Bancorp            16,806        457,459
      Wachovia Corp.          27,300      1,252,251
      Wells Fargo & Co.        8,700        489,984
                                       ------------
                                          9,515,612
                                       ------------
    FINANCIAL SERVICES -- 9.9%
      Citigroup, Inc.        103,633      4,912,204
      Fannie Mae              32,200      2,308,418
      Goldman Sachs Group,
         Inc.@                 8,000        751,200
      J.P. Morgan Chase &
         Co.                  33,570      1,205,163
      John Hancock
         Financial
         Services, Inc.       19,000        671,650
      KeyCorp                 25,000        706,250
      Lehman Brothers
         Holdings, Inc.@       2,500        180,000
      MBIA, Inc.@              1,350         80,474
      MBNA Corp.              52,950      1,310,513
      Merrill Lynch & Co.,
         Inc.                 11,800        698,560
      Morgan Stanley Dean
         Witter & Co.@        23,300      1,278,471
      SLM Corp.               20,700        810,612
                                       ------------
                                         14,913,515
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    FOOD -- 1.8%
      Albertson's, Inc.        2,500   $     50,725
      Archer Daniels
         Midland Co.          27,138        389,430
      Campbell Soup Co.@      23,600        611,712
      ConAgra Foods, Inc.     11,769        280,573
      Dean Foods Co.*         10,600        320,650
      General Mills, Inc.@    17,700        793,845
      Safeway, Inc.*           8,500        179,350
      SUPERVALU, Inc.@         7,400        186,628
                                       ------------
                                          2,812,913
                                       ------------
    HEALTHCARE SERVICES -- 2.1%
      HCA, Inc.@              12,500        478,125
      Health Management
         Associates, Inc.
         Cl-A@                36,000        797,400
      UnitedHealth Group,
         Inc.                 26,000      1,322,880
      WellPoint Health
         Networks, Inc.*       7,400        657,860
                                       ------------
                                          3,256,265
                                       ------------
    INDUSTRIAL PRODUCTS -- 0.5%
      Crane Co.                9,500        266,950
      Eaton Corp.              5,400        541,296
                                       ------------
                                            808,246
                                       ------------
    INSURANCE -- 5.0%
      ACE Ltd.                16,000        576,000
      Allstate Corp.           9,700        383,150
      American
         International
         Group, Inc.          54,994      3,345,286
      AON Corp.@               5,500        120,450
      Chubb Corp.              5,900        394,179
      CIGNA Corp.              7,300        416,465
      MetLife, Inc.@           8,700        273,180
      St. Paul Companies,
         Inc.                  8,071        307,747
      The Progressive Corp.   10,400        767,520
      Travelers Property
         Casualty Corp.
         Cl-A                  3,958         64,515
      Travelers Property
         Casualty Corp.
         Cl-B                 39,133        640,607
      XL Capital Ltd. Cl-A     5,000        347,500
                                       ------------
                                          7,636,599
                                       ------------
    INTERNET SERVICES -- 1.3%
      eBay, Inc.*             25,200      1,409,688
      Yahoo!, Inc.*           14,400        629,280
                                       ------------
                                          2,038,968
                                       ------------
  MACHINERY & EQUIPMENT -- 0.4%
      Caterpillar, Inc.        6,500        476,320
      Cummins, Inc.            3,800        180,120
                                       ------------
                                            656,440
                                       ------------

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.8%
      Amgen, Inc.*@           35,700   $  2,204,832
      Guidant Corp.           15,500        790,655
      Medtronic, Inc.         44,200      2,014,194
      Zimmer Holdings,
         Inc.*                12,400        791,244
                                       ------------
                                          5,800,925
                                       ------------
    METALS & MINING -- 0.2%
      Alcan, Inc.              7,100        283,503
                                       ------------
    OFFICE EQUIPMENT -- 0.1%
      Pitney Bowes, Inc.       3,100        127,410
      Xerox Corp.*@            8,000         84,000
                                       ------------
                                            211,410
                                       ------------
    OIL & GAS -- 4.0%
      Apache Corp.             3,600        250,992
      ChevronTexaco Corp.     16,647      1,236,872
      ConocoPhillips          12,720        726,948
      El Paso Corp.@          55,000        403,700
      Evergreen Resources,
         Inc.*                13,200        361,944
      Exxon Mobil Corp.       73,700      2,695,946
      Halliburton Co.          4,000         95,520
      Kerr-McGee Corp.@        2,800        116,200
      Occidental Petroleum
         Corp.                 4,183        147,493
      Transocean, Inc.@        5,000         95,950
                                       ------------
                                          6,131,565
                                       ------------
    PAPER & FOREST PRODUCTS -- 0.9%
      Georgia-Pacific
         Corp.@               16,000        420,480
      International Paper
         Co.                  10,600        417,110
      MeadWestvaco Corp.@     11,283        292,455
      Temple-Inland, Inc.@     4,500        243,135
                                       ------------
                                          1,373,180
                                       ------------
    PHARMACEUTICALS -- 6.3%
      Allergan, Inc.@          1,700        128,554
      Barr Laboratories,
         Inc.*@                6,200        475,974
      Bristol-Meyers Squibb
         Co.                  18,400        466,808
      Cephalon, Inc.*@         8,000        375,680
      Gilead Sciences,
         Inc.*@                8,900        485,762
      MedImmune, Inc.*@       15,500        413,230
      Merck & Co., Inc.       15,300        677,025
      Pfizer, Inc.           162,280      5,128,048
      Wyeth                   31,500      1,390,410
                                       ------------
                                          9,541,491
                                       ------------
    PRINTING & PUBLISHING -- 0.7%
      Donnelley, (R.R.) &
         Sons Co.             12,800        332,800
      Tribune Co.@            15,300        750,465
                                       ------------
                                          1,083,265
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    RAILROADS -- 0.5%
      CSX Corp.                8,000   $    254,560
      Norfolk Southern
         Corp.                26,700        538,005
                                       ------------
                                            792,565
                                       ------------
    REAL ESTATE -- 0.6%
      Equity Office
         Properties Trust
         [REIT]               22,000        616,220
      Equity Residential
         Properties Trust
         [REIT]               12,800        374,400
                                       ------------
                                            990,620
                                       ------------
    RETAIL & MERCHANDISING -- 8.3%
      Bed Bath & Beyond,
         Inc.*                17,500        739,200
      Dollar Tree Stores,
         Inc.*                 6,200        236,716
      Family Dollar Stores,
         Inc.                 11,200        488,432
      Federated Department
         Stores, Inc.          5,225        248,449
      Home Depot, Inc.         3,400        126,038
      Kohl's Corp.*@          14,500        813,015
      Lowe's Companies,
         Inc.                 29,600      1,744,328
      May Department Stores
         Co.@                 13,874        387,917
      Ross Stores, Inc.        6,300        315,063
      Sears, Roebuck & Co.@   14,100        742,083
      TJX Companies, Inc.     14,000        293,860
      Wal-Mart Stores, Inc.   86,700      5,110,965
      Walgreen Co.            35,100      1,222,182
                                       ------------
                                         12,468,248
                                       ------------
    SEMICONDUCTORS -- 4.6%
      Advanced Micro
         Devices, Inc.*@      12,000        182,400
      Altera Corp.*           28,500        576,555
      Broadcom Corp. Cl-A*@   19,000        607,050
      Intel Corp.            109,400      3,615,670
      Linear Technology
         Corp.                16,000        681,760
      Marvell Technology
         Group Ltd.*@          8,900        390,443
      Maxim Integrated
         Products, Inc.@      14,600        725,766
      Seagate Technology,
         Inc. Rights*          3,400              0
      Texas Instruments,
         Inc.                  7,000        202,440
                                       ------------
                                          6,982,084
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 4.8%
      ALLTEL Corp.             4,400   $    207,988
      AT&T Corp.              10,380        192,964
      AT&T Wireless
         Services, Inc.*      20,000        145,000
      BellSouth Corp.         23,000        605,130
      Corning, Inc.*          45,096        495,154
      EchoStar
         Communications
         Corp. Cl-A*           9,000        344,880
      Lucent Technologies,
         Inc.*               100,000        320,000
      Motorola, Inc.          32,800        443,784
      Nextel
         Communications,
         Inc. Cl-A*@          16,100        389,620
      QUALCOMM, Inc.          21,400      1,016,500
      Qwest Communications
         International,
         Inc.*@               81,592        288,020
      SBC Communications,
         Inc.                 42,900      1,028,742
      Sprint Corp.            30,000        480,000
      Verizon
         Communications,
         Inc.                 41,572      1,396,819
                                       ------------
                                          7,354,601
                                       ------------
    TRANSPORTATION -- 0.1%
      United Parcel
         Service, Inc. Cl-B    1,100         79,772
                                       ------------

    UTILITIES -- 2.7%
      Ameren Corp.             2,700        120,555
      American Electric
         Power Co., Inc.      19,300        544,067
      CMS Energy Corp.*       21,500        174,580
      Constellation Energy
         Group, Inc.          12,200        443,714
      DTE Energy Co.           9,500        350,360
      Entergy Corp.           12,600        679,140
      Exelon Corp.             4,100        260,145
      FirstEnergy Corp.       18,000        619,020
      Pinnacle West Capital
         Corp.                 6,000        219,360
      PPL Corp.               13,000        518,960
      Sempra Energy            4,000        111,200
      Xcel Energy, Inc.        5,000         82,000
                                       ------------
                                          4,123,101
                                       ------------

TOTAL LONG-TERM INVESTMENTS
  (Cost $146,759,458)                   151,289,907
                                       ------------

SHORT-TERM INVESTMENTS -- 14.8%
  REGISTERED INVESTMENT COMPANIES -- 0.7%
      BlackRock Provident
         Institutional
         Funds TempCash
         Portfolio           569,448   $    569,448
      BlackRock Provident
         Institutional
         Funds TempFund
         Portfolio           569,448        569,448
                                       ------------
                                          1,138,896
                                       ------------
                               PAR
                              (000)
                             -------
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 14.1%
     CORPORATE OBLIGATIONS -- 9.5%
      American Express
         Centurian
         1.09%, 11/24/03
         [FRN]!              $ 1,231      1,230,835
         1.11%, 11/13/03
         [FRN]!                  941        941,220
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!                2,235      2,235,188

                               PAR
                              (000)
                             -------
      Canadian Imperial
         Bank Corp.
         1.09%, 11/28/03
         [FRN]!              $   730   $    730,246
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                  850        850,274
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                  411        411,274
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03         215        214,553
         1.192%, 11/03/03
         [FRN]!                2,810      2,810,228
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                1,896      1,896,423
         1.142%, 11/03/03
         [FRN]!                1,996      1,996,396
      National City Bank of
         Indiana
         1.08%, 11/10/03
         [FRN]!                  541        540,770

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!              $   159   $    158,693
         1.085%, 11/24/03
         [FRN]!                  275        274,870
         1.09%, 11/28/03
         [FRN]!                  148        148,155
                                       ------------
                                         14,439,125
                                       ------------
    COMMERCIAL PAPER -- 1.5%
      Concord Minutemen
         Capital Co.
         1.11%, 01/09/04       1,243      1,240,114
      Crown Point Capital
         Co.
         1.08%, 11/14/03         257        256,460
      Depfa Bank PLC
         1.08%, 12/22/03         219        217,996
      Monumental Global
         Funding 1.12%,
         11/28/03                388        389,091
      Tulip Funding Corp.
         1.065%, 11/10/03        115        115,281
                                       ------------
                                          2,218,942
                                       ------------
    CERTIFICATES OF DEPOSIT
      Svenska Handelsbank,
         Inc.
         1.39%, 10/27/04          66         66,240
                                       ------------
    TIME DEPOSIT -- 1.3%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03      1,937      1,937,273
                                       ------------

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
    REPURCHASE AGREEMENT -- 0.3%
      Merrill Lynch & Co.,
         Inc. 1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $567,985
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $789,808
         market value
         including accrued
         interest $584,987)  $   568   $    567,935
                                       ------------

                             SHARES
                            ---------
NON-REGISTERED INVESTMENT COMPANY -- 1.5%
      BlackRock
         Institutional
         Money Market
         Trust(a)           2,335,677      2,335,677
                                        ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $22,704,088)                      22,704,088
                                        ------------
TOTAL INVESTMENTS -- 114.0%
  (Cost $169,463,546; Note 5)            173,993,995
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.0%)                      (21,386,266)
                                        ------------
NET ASSETS -- 100.0%                    $152,607,729
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF STRONG INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                SHARES       VALUE
-----------------------------------------------------
FOREIGN STOCK -- 98.9%
     AUSTRALIA -- 1.6%
      BHP Billiton Ltd.          75,200   $   625,368
      BHP Steel Ltd.*            26,880       103,376
                                          -----------
                                              728,744
                                          -----------
    BELGIUM -- 1.0%
      Fortis                     26,400       470,798
                                          -----------
    BERMUDA -- 0.5%
      Jardine Matheson
         Holdings Ltd.           32,500       238,875
                                          -----------
    BRAZIL -- 1.2%
      Companhia Vale do Rio
         Doce [ADR]              12,500       571,875
                                          -----------
    CANADA -- 2.9%
      Bank of Nova Scotia         9,500       471,886
      EnCana Corp.               26,532       911,280
                                          -----------
                                            1,383,166
                                          -----------
    FINLAND -- 1.0%
      UPM-Kymmene Oyj            26,000       486,637
                                          -----------
    FRANCE -- 12.2%
      Accor SA                   13,000       511,271
      Altran Technologies SA*    41,800       517,039
      Aventis SA                  8,800       465,990
      BNP Paribas SA              9,000       472,919
      Essilor International SA   13,000       625,373
      Groupe Danone SA            7,000     1,056,279
      L'Oreal SA                 13,000       961,183
      Remy Cointreau SA           2,600        81,610
      Total SA                    6,700     1,041,386
                                          -----------
                                            5,733,050
                                          -----------
    GERMANY -- 8.3%
      Adidas-Salomon AG           4,600       426,208
      DaimlerChrysler AG         12,700       473,783
      Deutsche Bank AG            7,300       481,524
      E.ON AG                     9,600       485,251
      Medion AG                   9,000       399,888
      Puma AG Rudolf Dassler
         Sport                    3,500       510,562
      Schering AG                10,000       466,990
      Siemens AG                  9,700       654,041
                                          -----------
                                            3,898,247
                                          -----------
    HONG KONG -- 3.1%
      Hutchison Whampoa Ltd.    100,000       775,849
      Swire Pacific Ltd. Cl-A   112,000       683,622
                                          -----------
                                            1,459,471
                                          -----------

-----------------------------------------------------
                                SHARES       VALUE
-----------------------------------------------------
    IRELAND -- 2.6%
      Bank of Ireland            55,200   $   680,222
      Ryanair Holdings PLC
         [ADR]*                  10,700       551,050
                                          -----------
                                            1,231,272
                                          -----------
    ITALY -- 4.2%
      Eni SPA                    59,950       952,018
      Telecom Italia SPA*       189,547       494,697
      UniCredito Italiano SPA   111,000       547,135
                                          -----------
                                            1,993,850
                                          -----------
    JAPAN -- 17.3%
      Canon, Inc.                21,000     1,016,236
      Disco Corp.                 8,500       456,179
      East Japan Railway Co.        100       452,995
      Hankyu Department
         Stores, Inc.            49,000       358,803
      Hitachi Ltd.              124,000       728,649
      House Foods Corp.          40,600       439,478
      Komatsu Ltd.              161,000       871,378
      Lawson, Inc.               14,500       553,964
      Mitsubishi Heavy
         Industries Ltd.        166,000       456,015
      Nintendo Co. Ltd.           5,600       432,474
      Nippon Telegraph and
         Telephone Corp.            130       580,616
      The Daimaru, Inc.          54,000       318,297
      Tokyo Gas Co. Ltd.        216,000       740,728
      Toyota Motor Corp.         25,500       726,020
                                          -----------
                                            8,131,832
                                          -----------
    KOREA -- 2.1%
      KT Corp. [ADR]             23,400       461,214
      Samsung Electronics Co.
         Ltd. [GDR]               2,750       546,050
                                          -----------
                                            1,007,264
                                          -----------
    MEXICO -- 1.8%
      America Movil Cl-L [ADR]   14,050       334,390
      Wal-Mart de Mexico SA de
         CV Cl-C                188,000       489,416
                                          -----------
                                              823,806
                                          -----------
    NETHERLANDS -- 5.5%
      ING Groep NV               34,000       705,937
      Koninklijke (Royal)
         Philips Electronics
         NV NY Reg.              24,000       644,160
      Royal Dutch Petroleum
         Co. NY Reg.             14,000       621,320
      STMicroelectronics NV      22,100       588,347
                                          -----------
                                            2,559,764
                                          -----------

ASAF STRONG INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

-----------------------------------------------------
                                SHARES       VALUE
-----------------------------------------------------
SINGAPORE -- 2.8%
      DBS Group Holdings Ltd.    86,200   $   708,043
      Flextronics
         International Ltd.*     42,000       588,000
                                          -----------
                                            1,296,043
                                          -----------
    SOUTH AFRICA -- 1.5%
      Gold Fields Ltd. [ADR]     49,400       707,408
                                          -----------
    SPAIN -- 3.0%
      Actividades de
         Construccion y
         Servicios SA             9,500       400,016
      Antena 3 Television SA*       132         4,317
      Banco Santander Central
         Hispano SA              53,000       508,319
      Telefonica SA*             39,066       485,946
                                          -----------
                                            1,398,598
                                          -----------
    SWEDEN -- 3.5%
      Autoliv, Inc.              34,000     1,120,135
      Sandvik AB                 17,000       505,587
                                          -----------
                                            1,625,722
                                          -----------
    SWITZERLAND -- 4.5%
      Nestle SA                   3,000       660,496
      Novartis AG [ADR]          15,000       575,550
      UBS AG                      7,900       485,113
      Zurich Financial Services
       AG                         3,200       409,777
                                          -----------
                                            2,130,936
                                          -----------
    UNITED KINGDOM -- 18.3%
      Anglo American PLC         57,900     1,184,941
      Boots Group PLC            37,000       447,360
      BP PLC                     92,000       638,531
      Diageo PLC                 55,300       650,323
      Exel PLC                   58,000       746,542
      GlaxoSmithKline PLC
         [ADR]                   12,000       519,480
      HSBC Holdings PLC          39,000       587,585
                                 18,000       270,325
      Lloyds TSB Group PLC       55,000       381,964
      Reed Elsevier PLC          57,000       443,008
      Royal Bank of Scotland
         Group PLC               26,500       710,066
      Tesco PLC                 248,700       997,054
      Vodafone Group PLC        463,000       972,293
                                          -----------
                                            8,549,472
                                          -----------
TOTAL INVESTMENTS -- 98.9%
  (Cost $38,806,179; Note 5)               46,426,830
OTHER ASSETS LESS LIABILITIES -- 1.1%         495,916
                                          -----------
NET ASSETS -- 100.0%                      $46,922,746
                                          ===========

Foreign currency exchange contracts outstanding at October 31, 2003:

SETTLEMENT              CONTRACTS TO   IN EXCHANGE   CONTRACTS    UNREALIZED
MONTH          TYPE       RECEIVE          FOR       AT VALUE    APPRECIATION
-----------------------------------------------------------------------------
11/03        Sell JPY    15,591,688     $144,087     $141,826       $2,261
                                        ========     ========       ======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2003. Percentages are based on net assets.

INDUSTRY
--------
Airlines                                      1.2%
Automobile Manufacturers                      2.6%
Automotive Parts                              2.4%
Beverages                                     1.6%
Business Services                             2.0%
Clothing & Apparel                            2.0%
Conglomerates                                 5.0%
Construction                                  0.9%
Consumer Products & Services                  2.0%
Electronic Components & Equipment             5.3%
Entertainment & Leisure                       0.9%
Financial -- Bank & Trust                    13.4%
Financial Services                            1.9%
Food                                          6.7%
Hotels & Motels                               1.1%
Insurance                                     1.5%
Machinery & Equipment                         4.9%
Medical Supplies & Equipment                  1.3%
Metals & Mining                               6.8%
Office Equipment                              2.2%
Oil & Gas                                    10.4%
Paper & Forest Products                       1.0%
Pharmaceuticals                               4.3%
Printing & Publishing                         0.9%
Retail & Merchandising                        4.6%
Semiconductors                                1.3%
Telecommunications                            7.1%
Transportation                                2.6%
Utilities                                     1.0%
                                             -----
TOTAL                                        98.9%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 98.2%
  COMMON STOCK -- 97.9%
     AEROSPACE -- 1.1%
      The Titan Corp.*          26,500   $   559,679
                                         -----------
    AIRLINES -- 1.5%
      AirTran Holdings,
         Inc.*                  16,600       269,085
      ExpressJet Holdings,
         Inc.*                  26,300       402,390
      Mesa Air Group, Inc.*     10,500       113,085
                                         -----------
                                             784,560
                                         -----------
    AUTOMOBILE MANUFACTURERS -- 1.0%
      Oshkosh Truck Corp.       11,000       504,130
                                         -----------
    BROADCASTING -- 0.2%
      Sinclair Broadcast
         Group, Inc.*           10,900       126,876
                                         -----------
    BUILDING MATERIALS -- 0.3%
      Integrated Electrical
         Services, Inc.*        18,100       128,510
      Trex Co., Inc.*              700        25,900
                                         -----------
                                             154,410
                                         -----------
    BUSINESS SERVICES -- 6.2%
      Catalina Marketing
         Corp.*                 23,600       416,540
      Dionex Corp.*              3,600       153,144
      Exult, Inc.*              26,400       209,352
      FindWhat.com*             10,800       180,467
      FreeMarkets, Inc.*        10,000        62,600
      FTI Consulting, Inc.*      5,900       117,410
      Gevity HR, Inc.           16,800       254,016
      Informatica Corp.*        28,000       305,200
      Itron, Inc.*              15,300       313,497
      John H. Harland Co.       14,100       383,943
      Pegasus Solutions,
         Inc.*                  19,900       217,308
      Per-Se Technologies,
         Inc.*                   4,800        65,280
      Right Management
         Consultants, Inc.*     10,900       196,745
      RSA Security, Inc.*        5,700        73,929
      Scientific Games
         Corp.*                 13,500       179,550
      Watson Wyatt & Co.
         Holdings*               6,300       151,515
                                         -----------
                                           3,280,496
                                         -----------
    CHEMICALS -- 1.7%
      Crompton Corp.            38,900       208,504
      Georgia Gulf Corp.@        3,700        99,530
      Hercules, Inc.*           25,500       266,475
      MacDermid, Inc.           11,500       343,620
                                         -----------
                                             918,129
                                         -----------

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
    CLOTHING & APPAREL -- 1.8%
      K-Swiss, Inc. Cl-A         2,300   $   101,062
      OshKosh B'Gosh, Inc.
         Cl-A                    6,000       129,360
      Pacific Sunwear of
         California, Inc.*      20,550       474,500
      Quiksilver, Inc.*         16,000       274,720
                                         -----------
                                             979,642
                                         -----------
    COMPUTER HARDWARE -- 1.7%
      Hutchinson
         Technology, Inc.*@     13,500       452,385
      Iomega Corp.              34,500       190,095
      Mercury Computer
         Systems, Inc.*          9,800       210,798
      Silicon Storage
         Technology, Inc.*       6,300        70,434
                                         -----------
                                             923,712
                                         -----------
    COMPUTER SERVICES & SOFTWARE -- 11.9%
      Aeroflex, Inc.*           23,600       219,008
      Ariba, Inc.*              31,900       103,675
      At Road, Inc.*             3,100        39,990
      Avid Technology,
         Inc.*@                  6,600       341,484
      BroadVision, Inc.*@       16,600        83,498
      CACI International,
         Inc. Cl-A*              4,200       208,026
      E.piphany, Inc.*           7,400        51,356
      Echelon Corp.*            14,300       185,614
      Epicor Software
         Corp.*                 42,200       426,642
      EPIQ Systems, Inc.*       11,700       197,730
      IDX Systems Corp.*         9,300       243,660
      Intergraph Corp.*@        15,800       411,748
      Keane, Inc.*              12,100       158,994
      Kronos, Inc.*              7,200       432,000
      Manhattan Associates,
         Inc.*@                  3,400        94,656
      MatrixOne, Inc.*           8,000        44,320
      Micromuse, Inc.*          25,200       202,860
      Micros Systems, Inc.*      3,200       129,568
      MRO Software, Inc.*        5,200        65,780
      Netegrity, Inc.*           7,200        85,392
      Omnicell, Inc.*           18,700       266,101
      Overland Storage,
         Inc.*                   6,900       135,930
      PC-TEL, Inc.*              7,600        76,988
      Progress Software
         Corp.*                  7,500       165,525
      Rainbow Technologies,
         Inc.*                  21,000       258,510
      ScanSoft, Inc.*           15,700        90,746
      SupportSoft, Inc.*        21,800       261,382
      Sybase, Inc.*             15,000       268,500
      TIBCO Software, Inc.*     23,300       150,052
      Tradestation Group,
         Inc.*                  21,100       179,561

ASAF DEAM SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      Transaction Systems
         Architects, Inc.
         Cl-A*                  27,000   $   539,999
      webMethods, Inc.*          6,900        59,892
      Websense, Inc.*            4,300       100,620
                                         -----------
                                           6,279,807
                                         -----------
    CONSUMER PRODUCTS & SERVICES -- 2.1%
      Engineered Support
         Systems, Inc.           5,900       398,899
      Lexar Media, Inc.*        16,800       384,888
      NBTY, Inc.*                7,200       196,200
      Nu Skin Enterprises,
         Inc. Cl-A               6,700       106,329
                                         -----------
                                           1,086,316
                                         -----------
    CONTAINERS & PACKAGING -- 0.2%
      Mobile Mini, Inc.*         4,700        99,123
                                         -----------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 5.2%
      Benchmark
         Electronics,
         Inc.*@                  9,800       477,456
      Checkpoint Systems,
         Inc.*                  24,600       463,464
      Daktronics, Inc.*         12,800       198,272
      DSP Group, Inc.*           5,300       126,564
      Franklin Electric
         Co., Inc.               4,100       250,100
      General Cable Corp.*      12,600       119,574
      II-VI, Inc.*              10,400       246,792
      Planar Systems, Inc.*     15,600       360,984
      Plexus Corp.*             10,800       186,732
      Power-One, Inc.*           3,700        33,522
      Teledyne
         Technologies,
         Inc.*                   9,600       158,304
      Varian, Inc.*              3,000       107,430
                                         -----------
                                           2,729,194
                                         -----------
    ENTERTAINMENT & LEISURE -- 0.7%
      Isle of Capri
         Casinos, Inc.*         13,300       277,305
      Shuffle Master, Inc.*      3,800       115,672
                                         -----------
                                             392,977
                                         -----------
    ENVIRONMENTAL SERVICES -- 0.3%
      Tetra Tech, Inc.*@         7,100       159,608
                                         -----------
    FARMING & AGRICULTURE -- 0.6%
      Delta & Pine Land Co.     14,100       322,326
                                         -----------
    FINANCIAL -- BANK & TRUST -- 5.1%
      Bank Of The Ozarks,
         Inc.                    3,100       132,091
      City Holding Co.           6,300       213,066
      East West Bancorp,
         Inc.                    4,400       215,996
      Flagstar Bancorp,
         Inc.                   19,900       443,770
      Independent Bank
         Corp.                   8,962       259,262

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      Oriental Financial
         Group, Inc.             5,625   $   144,113
      Pacific Capital
         Bancorp                 9,600       326,976
      R&G Financial Corp.
         Cl-B                   13,000       427,700
      Republic Bancorp,
         Inc.                    2,260        32,815
      Texas Regional
         Bancshares, Inc.
         Cl-A                    6,600       239,250
      TrustCo Bank Corp.         7,200        93,960
      UCBH Holdings, Inc.        4,400       157,124
                                         -----------
                                           2,686,123
                                         -----------
    FINANCIAL SERVICES -- 3.1%
      Affiliated Managers
         Group, Inc.*@           3,800       275,500
      CVB Financial Corp.        6,200       123,690
      E-LOAN, Inc.*             10,400        35,152
      Investment Technology
         Group, Inc.*            3,100        61,566
      New Century Financial
         Corp.@                  6,150       228,042
      Novastar Financial,
         Inc.@                   1,200        88,500
      W Holding Co., Inc.       21,100       491,419
      Westcorp                   4,600       173,972
      World Acceptance
         Corp.*                  9,200       165,048
                                         -----------
                                           1,642,889
                                         -----------
    HEALTHCARE SERVICES -- 3.6%
      AMERIGROUP Corp.*          8,800       368,016
      PAREXEL International
         Corp.*                 16,400       274,208
      Regeneration
         Technologies,
         Inc.*                  39,100       469,200
      Select Medical Corp.*     12,500       419,625
      VCA Antech, Inc.*         12,800       361,472
                                         -----------
                                           1,892,521
                                         -----------
    HOTELS & MOTELS -- 0.6%
      Choice Hotels
         International,
         Inc.*                   9,900       326,898
                                         -----------
    INDUSTRIAL PRODUCTS -- 0.6%
      Ceradyne, Inc.*            7,500       311,550
                                         -----------
    INSURANCE -- 0.4%
      Zenith National
         Insurance Corp.@        6,300       193,410
                                         -----------
    INTERNET SERVICES -- 4.7%
      Ask Jeeves, Inc.*          8,200       157,112
      CNET Networks, Inc.*@     24,800       201,872
      Digital Insight
         Corp.*                  3,800        79,724
      drugstore.com, Inc.*      16,700       111,556

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      Earthlink, Inc.*@         23,600   $   215,940
      eSPEED, Inc. Cl-A*         4,000       109,000
      F5 Networks, Inc.*         8,700       217,587
      Infospace, Inc.*           4,200       109,536
      NetBank, Inc.              8,200       112,422
      Netflix, Inc.*@            9,200       527,160
      Priceline.com, Inc.*       3,600       101,016
      ProQuest Co.*              2,300        68,310
      United Online, Inc.*       3,400        97,886
      WebEx Communications,
         Inc.*                   7,100       156,839
      Yahoo!, Inc.*@             4,642       202,855
                                         -----------
                                           2,468,815
                                         -----------
    MACHINERY & EQUIPMENT -- 0.8%
      Joy Global, Inc.*          8,800       167,728
      Toro Co.                   5,500       273,350
                                         -----------
                                             441,078
                                         -----------
    MEDICAL SUPPLIES & EQUIPMENT -- 7.5%
      ALARIS Medical
         Systems, Inc.*          3,400        52,734
      Cytyc Corp.*              17,300       223,689
      Enzo Biochem, Inc.*       10,090       186,665
      Gen-Probe, Inc.*          27,300       730,821
      Immunomedics, Inc.*        9,500        80,750
      INAMED Corp.*              3,400       293,658
      Integra LifeSciences
         Holdings Corp.*         6,500       219,310
      Intermagnetics
         General Corp.*          9,200       216,568
      Kyphon, Inc.*             19,400       534,470
      Martek Biosciences
         Corp.*@                 7,200       348,552
      Merit Medical
         Systems, Inc.*          8,600       225,234
      OraSure Technologies,
         Inc.*                  20,300       170,723
      SurModics, Inc.*@          4,500        94,545
      Sybron Dental
         Specialties, Inc.*     13,900       319,700
      Ventana Medical
         Systems, Inc.*          6,500       271,960
                                         -----------
                                           3,969,379
                                         -----------
    METALS & MINING -- 0.3%
      Hecla Mining Co.*         30,000       177,000
                                         -----------
    OFFICE EQUIPMENT -- 0.2%
      United Stationers,
         Inc.*                   3,500       130,235
                                         -----------
    OIL & GAS -- 3.9%
      Comstock Resources,
         Inc.*                   6,100        91,073
      Evergreen Resources,
         Inc.*@                 12,800       350,976

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      Oceaneering
         International,
         Inc.*                   8,600   $   198,316
      Patina Oil & Gas
         Corp.                  15,750       664,335
      Remington Oil & Gas
         Corp.*                 16,900       301,665
      Southwestern Energy
         Co.*                   10,200       197,880
      St. Mary Land &
         Exploration Co.         5,900       153,990
      Superior Energy
         Services, Inc.*        11,500       102,810
                                         -----------
                                           2,061,045
                                         -----------
    PERSONAL SERVICES -- 0.7%
      Bright Horizons
         Family Solutions,
         Inc.*                   5,600       240,576
      Sylvan Learning
         Systems, Inc.*@         5,200       147,160
                                         -----------
                                             387,736
                                         -----------
    PHARMACEUTICALS -- 8.7%
      aaiPharma, Inc.*@         15,100       273,159
      Adolor Corp.*             16,400       299,628
      Bradley
         Pharmaceuticals,
         Inc.*                   8,800       236,456
      Covance, Inc.*@           10,150       264,205
      Enzon
         Pharmaceuticals,
         Inc.*                  38,900       434,124
      ILEX Oncology, Inc.*       3,400        70,924
      Impax Laboratories,
         Inc.*                  15,500       183,830
      Inveresk Research
         Group, Inc.*           16,600       385,120
      Kos Pharmaceuticals,
         Inc.*@                  5,300       210,463
      KV Pharmaceutical Co.
         Cl-A*                   4,000        96,000
      Nabi
        Biopharmaceuticals*     25,900       285,677
      Onyx Pharmaceuticals,
         Inc.*                   7,200       176,184
      OSI Pharmaceuticals,
         Inc.*                   3,400        95,200
      Perrigo Co.               33,600       451,920
      POZEN, Inc.*               4,600        57,638
      Priority Healthcare
         Corp. Cl-B*@            7,200       155,736
      SciClone
         Pharmaceuticals,
         Inc.*                  34,900       278,502
      Serologicals Corp.*       12,200       195,200

ASAF DEAM SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      SFBC International,
         Inc.*                   2,700   $    79,461
      United Therapeutics
         Corp.*                 13,700       275,781
      Zymogenetics, Inc.*       10,000       123,100
                                         -----------
                                           4,628,308
                                         -----------
    PRINTING & PUBLISHING -- 0.5%
      Hollinger
         International,
         Inc.                    5,300        71,179
      Information Holdings,
         Inc.*                   5,000       112,100
      Presstek, Inc.*           11,300        87,123
                                         -----------
                                             270,402
                                         -----------
    REAL ESTATE -- 1.4%
      Alexandria Real
         Estate Equities,
         Inc. [REIT]             2,800       142,800
      CoStar Group, Inc.*        5,200       195,780
      Essex Property Trust,
         Inc. [REIT]             2,200       131,736
      Sun Communities, Inc.
         [REIT]                  2,700        98,415
      Washington Real
         Estate Investment
         Trust [REIT]            5,000       148,000
                                         -----------
                                             716,731
                                         -----------
    RESTAURANTS -- 1.6%
      P.F. Chang's China
         Bistro, Inc.*@          6,300       307,062
      Panera Bread Co.
         Cl-A*                  10,700       430,461
      Red Robin Gourmet
         Burgers, Inc.*          3,600       106,276
                                         -----------
                                             843,799
                                         -----------
    RETAIL & MERCHANDISING -- 5.8%
      7-Eleven, Inc.*           22,900       365,255
      Fred's, Inc.               5,200       195,936
      GameStop Corp., Cl-A*     11,800       198,476
      Hibbett Sporting
         Goods, Inc.*            3,600        98,316
      Hollywood
         Entertainment
         Corp.*                 21,900       332,880
      Hot Topic, Inc.*          14,200       407,682
      Movie Gallery, Inc.*      15,700       324,676
      PETCO Animal
         Supplies, Inc.*         6,200       205,716
      The Children's Place
         Retail Stores,
         Inc.*                   9,700       291,970

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      Tractor Supply Co.*        7,200   $   301,752
      Tuesday Morning
         Corp.*                  4,600       146,694
      Yankee Candle Co.*         6,500       181,870
                                         -----------
                                           3,051,223
                                         -----------
    SEMICONDUCTORS -- 6.0%
      Actel Corp.*               9,700       261,706
      Chippac, Inc. Cl-A*       45,300       377,802
      Conexant Systems,
         Inc.*@                 72,600       423,258
      Entegris, Inc.*           19,600       257,936
      GlobespanVirata,
         Inc.*@                 21,800       134,288
      Kopin Corp.*              33,100       242,623
      Mattson Technology,
         Inc.*                  19,100       271,411
      Microsemi Corp.*          16,800       347,760
      MKS Instruments,
         Inc.*                   3,600        93,600
      Mykrolis Corp.*           14,000       206,500
      Photronics, Inc.*@         8,800       189,552
      Power Integrations,
         Inc.*                   5,300       184,546
      White Electronic
         Designs Corp.*         12,500       137,500
      Zoran Corp.*               3,900        64,974
                                         -----------
                                           3,193,456
                                         -----------
    TELECOMMUNICATIONS -- 5.5%
      Aspect Communications
         Corp.*                 19,100       258,423
      Boston Communications
         Group, Inc.*           31,100       292,962
      Commonwealth
         Telephone
         Enterprises,
         Inc.*@                  1,900        77,444
      Comtech
         Telecommunications
         Corp.*                 12,800       376,960
      Inet Technologies,
         Inc.*                   5,900        79,355
      Intervoice, Inc.*         10,200       106,182
      NII Holdings, Inc.
         Cl-B*                   5,600       431,704
      Plantronics, Inc.*@        7,000       194,670
      Remec, Inc.*              15,300       168,759
      RF Micro Devices,
         Inc.*                  16,700       195,557
      Sonus Networks, Inc.*     23,400       192,114
      SpectraLink Corp.*         6,900       121,440
      TALK America
         Holdings, Inc.*        14,200       177,216

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
      ViaSat, Inc.*              2,900   $    56,927
      Westell Technologies,
         Inc., Cl-A*            23,000       191,590
                                         -----------
                                           2,921,303
                                         -----------
    TRANSPORTATION -- 0.4%
      Knight
         Transportation,
         Inc.*                   8,900       224,013
                                         -----------
TOTAL COMMON STOCK
  (Cost $43,038,065)                      51,838,899
                                         -----------
  FOREIGN STOCK -- 0.3%
    INTERNET SERVICES
      Sohu.com, Inc. --
         (CNY)*
    (Cost $180,503)              4,900       169,050
                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (Cost $43,218,568)                      52,007,949
                                         -----------
                                PAR
                               (000)
                             ---------
SHORT-TERM INVESTMENTS -- 13.4%
  U.S. TREASURY OBLIGATIONS -- 0.2%
       U.S. Treasury Bills
          0.93%,
          01/29/04#,(2)
                             $     100        99,770
                                         -----------
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED -- 13.2%
     CORPORATE OBLIGATIONS -- 4.6%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!                    266       266,421
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!                    362       362,095
      Canadian Imperial
         Bank Corp.
         1.09%, 11/28/03
         [FRN]!                    144       144,007
      General Electric
         Capital Corp.
         1.08%, 11/03/03
         [FRN]!                    127       126,877
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03           364       363,768
         1.192%, 11/03/03
         [FRN]!                    306       306,498

----------------------------------------------------
                                PAR
                               (000)        VALUE
----------------------------------------------------
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                    193   $   192,817
         1.142%, 11/03/03
         [FRN]!                    340       340,411
      Natexis Banques
         Populaires 1.097%,
         11/03/03 [FRN]!           104       104,235
      Westdeutsche
         Landesbank 1.09%,
         11/28/03 [FRN]!           254       253,939
                                         -----------
                                           2,461,068
                                         -----------
COMMERCIAL PAPER -- 1.8%
      Depfa Bank PLC
         1.077%, 11/18/03          340       339,166
      Tannehill Capital Co.
         1.10%, 01/08/04           234       231,819
      Transamerica Corp.
         1.06%, 11/05/03           367       366,644
                                         -----------
                                             937,629
                                         -----------
    TIME DEPOSIT -- 0.4%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03          191       190,851
                                         -----------
    REPURCHASE AGREEMENT -- 1.8%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $963,002
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $1,339,096
         market value
         including accrued
         interest $991,829)        963       962,917
                                         -----------

ASAF DEAM SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
  NON-REGISTERED INVESTMENT COMPANY -- 4.6%
      BlackRock
         Institutional
         Money Market
         Trust(a)            2,449,855   $ 2,449,855
                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $7,102,090)                        7,102,090
                                         -----------
TOTAL INVESTMENTS -- 111.6%
  (Cost $50,320,658; Note 5)              59,110,039
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (11.6%)                 (6,136,043)
                                         -----------
NET ASSETS -- 100.0%                     $52,973,996
                                         ===========

# Securities with an aggregate market value of $99,770 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2003:

                                                CONTRACTS    CONTRACTS
                       EXPIRATION   NUMBER OF    AT TRADE    AT CURRENT    UNREALIZED
DESCRIPTION              MONTH      CONTRACTS   DATE VALUE     VALUE      APPRECIATION
-----------            ----------   ---------   ----------   ----------   ------------
Long Position:
Russell 2000 Index       12/03          4       $1,037,625   $1,056,676     $19,051
                                                                            =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.
 124

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALGER ALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 98.9%
  COMMON STOCK -- 98.9%
    BUSINESS SERVICES -- 1.9%
      Monster Worldwide,
         Inc.*@                11,400   $    290,358
      Paychex, Inc.             8,750        340,550
                                        ------------
                                             630,908
                                        ------------
    CABLE TELEVISION -- 1.1%
      General Motors Corp.
         Cl-H*                 23,200        381,176
                                        ------------
    CLOTHING & APPAREL -- 1.6%
      Pacific Sunwear of
         California, Inc.*     23,400        540,306
                                        ------------
    COMPUTER HARDWARE -- 0.6%
      SanDisk Corp.*@           2,500        201,500
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 13.3%
      BEA Systems, Inc.*@      26,900        373,910
      Cisco Systems,
         Inc.*@                32,900        690,242
      Electronic Arts,
         Inc.*                  3,400        336,736
      EMC Corp.*@              37,900        524,536
      Microsoft Corp.          32,550        851,183
      Oracle Corp.*            28,700        343,252
      PeopleSoft, Inc.*@       49,300      1,023,467
      VERITAS Software
         Corp.*@                9,300        336,195
                                        ------------
                                           4,479,521
                                        ------------
    CONSUMER PRODUCTS & SERVICES -- 1.8%
      InterActiveCorp*         16,600        609,386
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 2.0%
      General Electric
         Co.@                  23,300        675,933
                                        ------------
    ENTERTAINMENT & LEISURE -- 5.8%
      Disney, (Walt) Co.       31,800        719,952
      International Game
         Technology@           12,300        402,825
      Time Warner, Inc.*@      54,500        833,305
                                        ------------
                                           1,956,082
                                        ------------
    FINANCIAL -- BANK & TRUST -- 2.5%
      Bank of New York
         Co., Inc.             16,300        508,397
      U.S. Bancorp.            12,500        340,250
                                        ------------
                                             848,647
                                        ------------
    FINANCIAL SERVICES -- 4.3%
      Capital One
         Financial Corp.@       9,300        565,440
      Citigroup, Inc.@         18,400        872,160
                                        ------------
                                           1,437,600
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    HEALTHCARE SERVICES -- 3.1%
      Health Management
         Associates, Inc.
         Cl-A@                 15,800   $    349,970
      Medco Health
         Solutions, Inc.*      10,200        338,640
      Quest Diagnostics,
         Inc.                   5,000        338,250
                                        ------------
                                           1,026,860
                                        ------------
    INSURANCE -- 1.5%
      American
         International
         Group, Inc.            8,250        501,848
                                        ------------
    INTERNET SERVICES -- 8.7%
      eBay, Inc.*@             19,000      1,062,860
      United Online, Inc.*     17,500        503,825
      Yahoo!, Inc.*@           31,200      1,363,440
                                        ------------
                                           2,930,125
                                        ------------
    MACHINERY & EQUIPMENT -- 0.8%
      Kulicke & Soffa
         Industries, Inc.*     17,300        253,964
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 7.8%
      Amgen, Inc.*@             6,700        413,792
      Boston Scientific
         Corp.*                15,050      1,019,186
      Invitrogen Corp.*         2,900        184,411
      Medtronic, Inc.          11,000        501,270
      Varian Medical
         Systems, Inc.*@        2,800        179,032
      Zimmer Holdings,
         Inc.*                  5,100        325,431
                                        ------------
                                           2,623,122
                                        ------------
    OIL & GAS -- 1.0%
      Halliburton Co.          14,700        351,036
                                        ------------
    PERSONAL SERVICES -- 0.8%
      Apollo Group, Inc.
         Cl-A*@                 4,150        263,650
                                        ------------
    PHARMACEUTICALS -- 11.4%
      Allergan, Inc.@           6,000        453,720
      Genentech, Inc.*@        13,500      1,106,595
      Gilead Sciences,
         Inc.*                  5,800        316,564
      Millennium
         Pharmaceuticals,
         Inc.*                 20,100        319,992
      Mylan Laboratories, Inc. 17,250        416,588
      Pfizer, Inc.             15,020        474,632
      QLT, Inc.*               16,200        250,290
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]@                 8,600        489,254
                                        ------------
                                           3,827,635
                                        ------------

ASAF ALGER ALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
RETAIL & MERCHANDISING -- 4.9%
      Circuit City Stores,
         Inc.                  29,500   $    281,430
      Gap, Inc.@               27,400        522,792
      Home Depot, Inc.@        23,200        860,024
                                        ------------
                                           1,664,246
                                        ------------
    SEMICONDUCTORS -- 14.1%
      Applied Materials,
         Inc.*                 21,900        511,803
      Broadcom Corp.
         Cl-A*@                31,500      1,006,424
      Intel Corp.              16,900        558,545
      Intersil Corp. Cl-A      22,200        572,538
      Micron Technology,
         Inc.*@                46,700        669,678
      National
         Semiconductor
         Corp.*@               12,300        499,749
      Novellus Systems,
         Inc.*@                 8,200        338,578
      Texas Instruments,
         Inc.@                 20,200        584,184
                                        ------------
                                           4,741,499
                                        ------------
    TELECOMMUNICATIONS -- 9.9%
      Advanced Fibre
         Communications,
         Inc.*                 36,100        868,927
      CIENA Corp.*             80,300        514,723
      Comverse Technology,
         Inc.*@                28,600        515,944
      Corning, Inc.*@          62,200        682,956
      Nextel
         Communications,
         Inc. Cl-A*@           23,000        556,600
      SpectraSite, Inc.*        4,800        186,000
                                        ------------
                                           3,325,150
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $28,168,335)                      33,270,194
                                        ------------
SHORT-TERM INVESTMENTS -- 47.8%
  REGISTERED INVESTMENT COMPANIES -- 0.4%
      BlackRock Provident
         Institutional
         Funds TempCash
         Portfolio             62,429         62,429
      BlackRock Provident
         Institutional
         Funds TempFund
         Portfolio             62,428         62,428
                                        ------------
                                             124,857
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 2.6%
      Federal National
         Mortgage Assoc.
      1.00%, 12/10/03       $     500   $    499,459
      1.03%, 01/07/04             400        399,222
                                        ------------
                                             898,681
                                        ------------
  SHORT-TERM INVESTMENT OF CASH COLLATERAL
    FOR SECURITIES LOANED -- 44.8%
     CORPORATE OBLIGATIONS -- 30.8%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!                   434        433,648
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!                 1,260      1,260,049
      General Electric
         Capital Corp.
         1.08%, 11/03/03
         [FRN]!                   935        934,627
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                   709        708,878
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03          164        163,918
         1.192%, 11/03/03
         [FRN]!                   675        674,566
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 1,008      1,008,001
         1.142%, 11/03/03
         [FRN]!                 2,060      2,059,994
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                 1,161      1,161,008
      National City Bank
         of Indiana
         1.08%, 11/10/03
         [FRN]!                   615        614,791
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!                   456        455,662
         1.09%, 11/28/03
         [FRN]!                   878        877,597
                                        ------------
                                          10,352,739
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
COMMERCIAL PAPER -- 6.0%
      Concord Minutemen
         Capital Co.
         1.08%, 11/14/03    $     316   $    314,986
      Depfa Bank PLC
         1.077%, 11/18/03         328        327,242
         1.08%, 12/22/03          593        591,737
      Monumental Global
         Funding
         1.12%, 11/28/03          515        516,071
      Tulip Funding Corp.
         1.065%, 11/10/03         278        277,349
                                        ------------
                                           2,027,385
                                        ------------
    TIME DEPOSIT -- 2.0%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03         671        671,031
                                        ------------
    REPURCHASE AGREEMENT -- 1.3%
      Merrill Lynch & Co.,
         Inc. 1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $433,939
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp. 5.0%-7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5%-8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $603,412
         market value
         including accrued
         interest
         $446,929)                434        433,901
                                        ------------
----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
NON-REGISTERED INVESTMENT COMPANY -- 4.7%
      BlackRock
         Institutional
         Money Market
         Trust(a)           1,598,581   $  1,598,581
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $16,107,175)                      16,107,175
                                        ------------
TOTAL INVESTMENTS --146.7%
  (Cost $44,275,510; Note 5)              49,377,369
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (46.7%)                      (15,711,571)
                                        ------------
NET ASSETS -- 100.0%                    $ 33,665,798
                                        ============

See Notes to Financial Statements.

ASAF GABELLI ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%
  COMMON STOCK -- 98.4%
     AEROSPACE -- 3.2%
      Boeing Co.@               3,000    $  115,470
      General Dynamics Corp.      800        66,960
      Honeywell
         International, Inc.   53,000     1,622,330
      Northrop Grumman Corp.    4,600       411,240
      Raytheon Co.              8,000       211,840
      Sequa Corp. Cl-A*         5,000       238,500
                                         ----------
                                          2,666,340
                                         ----------
    AUTOMOBILE MANUFACTURERS -- 1.2%
      Navistar International
         Corp.*@               16,000       646,880
      PACCAR, Inc.              4,500       355,320
                                         ----------
                                          1,002,200
                                         ----------
    AUTOMOTIVE PARTS -- 6.1%
      AutoNation, Inc.*@       70,000     1,309,000
      BorgWarner, Inc.@         5,000       397,950
      Dana Corp.              150,000     2,442,000
      Genuine Parts Co.        25,000       795,500
      Myers Industries, Inc.   11,000       134,200
                                         ----------
                                          5,078,650
                                         ----------
    BEVERAGES -- 1.4%
      Coca-Cola Co.             8,000       371,200
      Coca-Cola Enterprises,
         Inc.                  30,000       604,800
      PepsiAmericas, Inc.      15,000       224,700
                                         ----------
                                          1,200,700
                                         ----------
    BROADCASTING -- 7.1%
      Fisher Communications,
         Inc.*                  1,000        47,800
      Gray Television, Inc.
         Cl-B                  11,000       139,920
      Grupo Televisa SA
         [ADR]                 23,000       891,250
      Liberty Media Corp.
         Cl-A*@               127,920     1,290,713
      Meredith Corp.            1,500        72,780
      News Corp. Ltd. [ADR]@   30,000       885,000
      Scripps, (E.W.) Co.
         CI-A@                 21,000     1,951,110
      UnitedGlobalCom, Inc.
         Cl-A*@                30,000       212,400
      Young Broadcasting,
         Inc. Cl-A*            20,000       401,800
                                         ----------
                                          5,892,773
                                         ----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
    CABLE TELEVISION -- 3.9%
      Adelphia
         Communications
         Corp. Cl-A*           10,000    $    3,200
      Cablevision Systems
         New York Group
         Cl-A*@                80,000     1,616,000
      Comcast Corp. Cl-A*@     25,000       848,000
      General Motors Corp.
         Cl-H*                 25,000       410,750
      Rogers Communications,
         Inc. Cl-B             23,000       361,560
                                         ----------
                                          3,239,510
                                         ----------
    CHEMICALS -- 0.9%
      Great Lakes Chemical
         Corp.                 15,000       322,500
      Hercules, Inc.*          40,000       418,000
                                         ----------
                                            740,500
                                         ----------
    COMPUTER HARDWARE -- 0.7%
      Hewlett-Packard Co.       9,351       208,621
      Maxtor Corp.*@           30,000       410,100
                                         ----------
                                            618,721
                                         ----------
    COMPUTER SERVICES & SOFTWARE -- 1.1%
      EMC Corp.*@              30,000       415,200
      Microsoft Corp.           2,000        52,300
      PeopleSoft, Inc.*@       20,000       415,200
                                         ----------
                                            882,700
                                         ----------
    CONGLOMERATES -- 1.7%
      Altria Group, Inc.@      10,000       465,000
      Cendant Corp.*@          38,600       788,598
      ITT Industries, Inc.@     2,000       135,980
                                         ----------
                                          1,389,578
                                         ----------
    CONSTRUCTION -- 0.2%
      Fleetwood Enterprises,
         Inc.*                 20,000       201,600
                                         ----------
    CONSUMER PRODUCTS & SERVICES -- 4.8%
      ANC Rental Corp.*@        5,000             5
      Energizer Holdings,
         Inc.*                 36,000     1,324,800
      Gallaher Group PLC
         [ADR]                 11,000       439,450
      Gillette Co.             25,000       797,500
      InterActiveCorp*@         1,000        36,710
      International Flavors
         & Fragrances, Inc.     1,000        33,100
      Mattel, Inc.             20,000       387,200
      Procter & Gamble Co.      9,000       884,610
      Rayovac Corp.*            7,000       115,080
                                         ----------
                                          4,018,455
                                         ----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.9%
      Agere Systems, Inc.
         Cl-B*                 35,000    $  118,650
      AMETEK, Inc.              3,000       141,150
      Cooper Industries Ltd.
         Cl-A                  27,000     1,428,300
      CTS Corp.                30,000       332,100
      Eastman Kodak Co.@       25,000       610,750
      Molex, Inc.              10,000       265,100
      Thomas & Betts Corp.     20,000       356,000
                                         ----------
                                          3,252,050
                                         ----------
    ENTERTAINMENT & LEISURE -- 4.9%
      Disney, (Walt) Co.       45,000     1,018,800
      Dover Downs Gaming &
         Entertainment, Inc.   12,000       113,520
      Dover Motorsports,
         Inc.                  10,000        37,100
      Gaylord Entertainment
         Co. Cl-A*             17,000       458,150
      Gemstar-TV Guide
         International,
         Inc.*                 20,000        93,800
      Time Warner, Inc.*@      85,000     1,299,650
      Vivendi Universal SA
         [ADR]*@               45,000       946,350
      World Wrestling
         Entertainment, Inc.   10,000       111,900
                                         ----------
                                          4,079,270
                                         ----------
    ENVIRONMENTAL SERVICES -- 0.6%
      Republic Services,
         Inc.                  20,000       465,000
                                         ----------
    FINANCIAL -- BANK & TRUST -- 0.6%
      Bank of New York Co.,
         Inc.                  16,000       499,040
                                         ----------
    FINANCIAL SERVICES -- 4.0%
      American Express Co.@    37,000     1,736,410
      BKF Capital Group,
         Inc.*                  3,000        67,050
      Countrywide Financial
         Corp.@                 1,400       147,168
      Fannie Mae                2,500       179,225
      Freddie Mac               1,500        84,195
      J.P. Morgan Chase &
         Co.                    7,000       251,300
      Lehman Brothers
         Holdings, Inc.         2,000       144,000
      Mellon Financial Corp.    2,000        59,740
      Merrill Lynch & Co.,
         Inc.@                  5,600       331,520
      Schwab, (Charles)
         Corp.@                20,000       271,200
      Washington Mutual,
         Inc.                   2,000        87,500
                                         ----------
                                          3,359,308
                                         ----------
    FOOD -- 8.7%
      Archer Daniels Midland
         Co.                   30,000       430,500
      Campbell Soup Co.@       23,000       596,160

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Del Monte Foods Co.*     25,000    $  237,750
      Diageo PLC [ADR]@        26,000     1,243,060
      Flowers Foods, Inc.@     41,000       972,930
      General Mills, Inc.@     14,000       627,900
      Heinz, (H.J.) Co.        25,000       883,250
      Kellogg Co.              15,000       496,950
      McCormick & Co., Inc.    16,000       474,240
      Ralcorp Holdings,
         Inc.*                  1,000        27,500
      Sensient Technologies
         Corp.@                35,000       672,000
      Weis Markets, Inc.        5,000       182,750
      Wrigley, (Wm., Jr.)
         Co.                    6,000       338,400
                                         ----------
                                          7,183,390
                                         ----------
    HEALTHCARE SERVICES -- 0.8%
      Medco Health
         Solutions, Inc.*      20,000       664,000
      Tenet Healthcare
         Corp.*@                3,000        41,400
                                         ----------
                                            705,400
                                         ----------
    HOTELS & MOTELS -- 0.2%
      Hilton Hotels Corp.       8,000       126,720
                                         ----------
    INDUSTRIAL PRODUCTS -- 1.9%
      Crane Co.@               22,000       618,200
      Precision Castparts
         Corp.@                15,000       616,950
      Watts Water
         Technologies, Inc.
         Cl-A                  20,000       355,200
                                         ----------
                                          1,590,350
                                         ----------
    INSURANCE -- 1.1%
      Alleghany Corp.*          2,030       408,964
      Allstate Corp.            7,000       276,500
      The Hartford Financial
         Services Group,
         Inc.@                  2,000       109,800
      UnumProvident Corp.       7,700       126,049
                                         ----------
                                            921,313
                                         ----------
    MACHINERY & EQUIPMENT -- 2.6%
      AGCO Corp.*              10,000       180,000
      Deere & Co.               9,000       545,580
      Gencorp, Inc.            12,000       113,640
      SPS Technologies,
         Inc.*                 24,000     1,183,680
      Tennant Co.               2,500        98,900
                                         ----------
                                          2,121,800
                                         ----------
    MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
      Baxter International,
         Inc.                   2,600        69,108
      DENTSPLY
         International, Inc.    1,500        66,285
      Henry Schein, Inc.*       1,500        93,075
      INAMED Corp.*             2,000       172,740
      Invitrogen Corp.*@        8,000       508,720
      Owens & Minor, Inc.       1,000        20,340

ASAF GABELLI ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Patterson Dental Co.*     1,500    $   95,970
      Sybron Dental
         Specialties, Inc.*    25,000       575,000
                                         ----------
                                          1,601,238
                                         ----------
    METALS & MINING -- 0.1%
      Alcoa, Inc.@              3,000        94,710
                                         ----------
    OIL & GAS -- 1.9%
      Baker Hughes, Inc.        2,500        70,650
      Devon Energy Corp.@       3,340       161,990
      El Paso Corp.            25,000       183,500
      ENSCO International,
         Inc.                   4,500       118,575
      Equitable Resources,
         Inc.                   2,000        82,400
      Exxon Mobil Corp.         6,000       219,480
      Halliburton Co.@          5,000       119,400
      National Fuel Gas Co.    18,000       402,300
      ONEOK, Inc.@              6,000       119,340
      Questar Corp.             4,000       127,000
                                         ----------
                                          1,604,635
                                         ----------
    PAPER & FOREST PRODUCTS -- 0.3%
      International Paper
         Co.@                   2,000        78,700
      Schweitzer-Mauduit
         International, Inc.    6,000       159,600
                                         ----------
                                            238,300
                                         ----------
    PHARMACEUTICALS -- 2.1%
      Bristol-Meyers Squibb
         Co.                   34,000       862,580
      IVAX Corp.*              10,000       192,600
      Merck & Co., Inc.         3,000       132,750
      Pfizer, Inc.             14,500       458,200
      Wyeth                     2,000        88,280
                                         ----------
                                          1,734,410
                                         ----------
    PRINTING & PUBLISHING -- 5.8%
      Knight-Ridder, Inc.      10,000       733,200
      Nelson, (Thomas), Inc.   22,500       356,625
      PRIMEDIA, Inc.*         200,000       538,000
      Pulitzer, Inc.           15,500       806,775
      Readers Digest
         Association, Inc.@    20,000       294,600
      Tribune Co.@             35,000     1,716,750
      Washington Post Co.
         Cl-B                     500       368,705
                                         ----------
                                          4,814,655
                                         ----------
    RETAIL & MERCHANDISING -- 1.9%
      OfficeMax, Inc.*        100,000       958,000
      The Neiman Marcus
         Group, Inc. Cl-A*@    13,000       618,150
                                         ----------
                                          1,576,150
                                         ----------
    SEMICONDUCTORS -- 1.4%
      Texas Instruments,
         Inc.                  40,000     1,156,800
                                         ----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
    TELECOMMUNICATIONS -- 13.6%
      ALLTEL Corp.              7,000    $  330,890
      AT&T Corp.               15,000       278,850
      AT&T Wireless
         Services, Inc.*       80,000       580,000
      BT Group PLC [ADR]        4,000       128,200
      CenturyTel, Inc.@        20,000       715,000
      Corning, Inc.*          140,000     1,537,199
      Deutsche Telekom AG
         [ADR]*                     1            16
      France Telecom SA
         [ADR]                  4,000        96,960
      Lucent Technologies,
         Inc.*                132,000       422,400
      MMO2 PLC [ADR]*          80,000       862,400
      Motorola, Inc.@          45,000       608,850
      Nextel Communications,
         Inc. Cl-A*@           25,000       605,000
      NTL, Inc. Warrants*         347         1,180
      Price Communications
         Corp.*                10,000       125,700
      Qwest Communications
         International,
         Inc.*@               150,000       529,500
      Rogers Wireless
         Communications,
         Inc. Cl-B*            22,800       441,180
      Rural Cellular Corp.*    20,000       201,000
      Sprint Corp.@            50,000       800,000
      Sprint Corp. (PCS
         Group)*              140,000       609,000
      Telephone & Data
         Systems, Inc.          4,000       250,400
      United States Cellular
         Corp.*                40,000     1,354,400
      Verizon
         Communications,
         Inc.                  18,000       604,800
      Western Wireless Corp.
         Cl-A*@                 5,000        97,000
                                         ----------
                                         11,179,925
                                         ----------
    TRANSPORTATION -- 0.4%
      GATX Corp.               13,000       292,370
                                         ----------
    UTILITIES -- 7.4%
      AES Corp.*               24,400       213,500
      Allegheny Energy,
         Inc.*                 80,000       846,400
      CH Energy Group, Inc.     2,900       127,020
      Cinergy Corp.@            8,100       294,111
      Cleco Corp.@              5,600        93,800
      Constellation Energy
         Group, Inc.@          22,000       800,140
      DTE Energy Co.                1            37
      Duquesne Light
         Holdings, Inc@        30,000       482,100
      El Paso Electric Co.*    20,000       242,800
      FirstEnergy Corp.         5,000       171,950
      Great Plains Energy,
         Inc.                  10,000       318,800
      NSTAR                    12,000       560,400

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Sierra Pacific
         Resources*            30,000    $  179,100
      SJW Corp.                 1,000        88,500
      Teco Energy, Inc.@       35,000       459,550
      UIL Holdings Corp.        3,000       112,680
      Westar Energy, Inc.      30,000       599,400
      Wisconsin Energy Corp.   12,300       402,825
      Xcel Energy, Inc.        10,000       164,000
                                         ----------
                                          6,157,113
                                         ----------
TOTAL COMMON STOCK
  (Cost $73,345,951)                     81,685,674
                                         ----------
TOTAL LONG-TERM INVESTMENTS
  (Cost $73,345,951)                     81,685,674
                                         ----------
SHORT-TERM INVESTMENTS -- 36.5%
  REGISTERED INVESTMENT
     COMPANIES -- 2.4%
      BlackRock Provident
         Institutional Funds
         TempCash Portfolio   1,014,280   1,014,280
      BlackRock Provident
         Institutional Funds
         TempFund Portfolio   1,014,279   1,014,279
                                         ----------
                                          2,028,559
                                         ----------

                                PAR
                               (000)
                               ------
SHORT-TERM INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED -- 34.1%
     CORPORATE OBLIGATIONS -- 18.5%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!                $  243       243,372
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                 3,072     3,071,653
      Canadian Imperial Bank
         Corp.
         1.09%, 11/28/03
         [FRN]!                   610       610,093
      General Electric
         Capital Corp.
         1.08%, 11/03/03
         [FRN]!                   677       677,141
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                   921       920,804
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03          479       479,398
         1.192%, 11/03/03
         [FRN]!                 3,726     3,726,378

---------------------------------------------------
                                PAR
                               (000)       VALUE
---------------------------------------------------
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                $  699    $  699,053
         1.142%, 11/03/03
         [FRN]!                 2,692     2,691,503
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                   908       907,749
      National City Bank of
         Indiana
         1.08%, 11/10/03
         [FRN]!                   334       333,634
      Westdeutsche Landesbank
         1.08%, 11/10/03
         [FRN]!                   584       583,579
         1.085%, 11/24/03
         [FRN]!                    96        95,748
         1.09%, 11/28/03
         [FRN]!                   297       296,517
                                         ----------
                                         15,336,622
                                         ----------
    COMMERCIAL PAPER -- 6.7%
      Concord Minutemen
         Capital Co.
         1.07%, 11/19/03           92        91,731
         1.08%, 11/14/03          636       634,586
      Crown Point Capital Co.
         1.11%, 01/16/04           98        97,359
      Depfa Bank PLC
         1.077%, 11/18/03         360       359,276
         1.08%, 12/22/03          461       460,250
      Monumental Global
         Funding
         1.12%, 11/28/03          527       528,780
      Tannehill Capital Co.
         1.10%, 01/08/04        3,425     3,398,794
      Transamerica Corp.
         1.06%, 11/05/03           19        18,682
                                         ----------
                                          5,589,458
                                         ----------
    CERTIFICATES OF DEPOSIT -- 0.2%
      Svenska Handelsbank,
         Inc.
         1.39%, 10/27/04          131       130,702
                                         ----------
    TIME DEPOSIT -- 1.3%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03       1,104     1,104,027
                                         ----------

ASAF GABELLI ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                                PAR
                               (000)       VALUE
---------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03, repurchase
         price $1,269,106
         (Collateralized by
         Federal Home Loan
         Mortgage Corp. 5.0%-
         7.5% maturing
         03/15/24 to 10/01/33
         and Federal National
         Mortgage Assoc.
         5.5%-8.315% maturing
         07/25/19 to
         06/25/33, par value
         $1,764,747 market
         value including
         accrued interest
         $1,307,095)           $1,269    $1,268,994
                                         ----------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
NON-REGISTERED INVESTMENT COMPANY -- 5.9%
    BlackRock Institutional
      Money Market Trust(a)  4,923,624 $  4,923,624
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $30,381,986)                     30,381,986
                                       ------------
TOTAL INVESTMENTS -- 134.9%
  (Cost $103,727,937; Note
    5)                                  112,067,660
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (34.9%)               (29,014,604)
                                       ------------
NET ASSETS -- 100.0%                   $ 83,053,056
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.
 132

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 97.7%
  COMMON STOCK -- 96.1%
    ADVERTISING -- 1.6%
      Lamar Advertising
         Co.*@                14,825   $    449,198
                                       ------------
    AEROSPACE -- 1.2%
      Alliant Techsystems,
         Inc.*@                6,409        331,730
                                       ------------
    BROADCASTING -- 9.2%
      Citadel Broadcasting
         Co.*                 20,950        412,715
      Entercom
         Communications
         Corp.*@               7,635        349,759
      Entravision
         Communications
         Corp. Cl-A*          46,600        445,962
      Scripps, (E.W.) Co.
         Cl-A                  4,350        404,159
      Univision
         Communications,
         Inc. Cl-A*@          13,025        442,199
      Westwood One, Inc.*@    16,625        497,585
                                       ------------
                                          2,552,379
                                       ------------
    BUILDING MATERIALS -- 1.8%
      American Standard
         Companies, Inc.*      5,130        490,941
                                       ------------
    BUSINESS SERVICES -- 4.1%
      ARAMARK Corp. Cl-B*     21,375        571,140
      Iron Mountain, Inc.*     2,925        111,852
      Robert Half
         International,
         Inc.*@                6,325        149,333
      The Brink's Co.         14,675        294,234
                                       ------------
                                          1,126,559
                                       ------------
    CABLE TELEVISION -- 2.7%
      Cablevision Systems
         New York Group
         Cl-A*@               25,275        510,555
      Lodgenet
         Entertainment
         Corp.*               13,575        246,794
                                       ------------
                                            757,349
                                       ------------
    COMPUTER HARDWARE -- 1.1%
      Integrated Circuit
         Systems, Inc.*        9,275        311,362
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    COMPUTER SERVICES & SOFTWARE -- 8.2%
      Avocent Corp.*          12,975   $    490,454
      BARRA, Inc.*             9,795        372,210
      Electronic Arts,
         Inc.*@                1,850        183,224
      Intuit, Inc.*@           5,275        263,645
      Manhattan Associates,
         Inc.*@                4,950        137,808
      SunGard Data Systems,
         Inc.*                18,050        506,302
      Symantec Corp.*@         2,725        181,621
      Witness Systems,
         Inc.*                19,550        148,776
                                       ------------
                                          2,284,040
                                       ------------
    CONSUMER PRODUCTS & SERVICES -- 4.7%
      Energizer Holdings,
         Inc.*                 3,950        145,360
      Mattel, Inc.            19,025        368,324
      Reebok International
         Ltd.@                10,850        422,608
      UST, Inc.               10,910        371,158
                                       ------------
                                          1,307,450
                                       ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
      Amphenol Corp.*          8,200        481,750
      Gentex Corp.@           11,775        459,814
      Harman International
         Industries, Inc.      4,900        628,179
                                       ------------
                                          1,569,743
                                       ------------
    ENTERTAINMENT & LEISURE -- 2.9%
      Harrah's
         Entertainment,
         Inc.                 10,600        461,100
      Metro-Goldwyn-Mayer,
         Inc.*@               22,025        351,519
                                       ------------
                                            812,619
                                       ------------
    EQUIPMENT SERVICES -- 1.6%
      Millipore Corp.*@       10,195        447,051
                                       ------------
    FINANCIAL -- BANK & TRUST -- 1.6%
      M&T Bank Corp.@          1,825        171,368
      National Commerce
         Financial Corp.      10,100        277,447
                                       ------------
                                            448,815
                                       ------------
    FINANCIAL -- BROKERAGE -- 1.3%
      Legg Mason, Inc.@        4,305        358,391
                                       ------------
    FINANCIAL SERVICES -- 3.1%
      Ambac Financial
         Group, Inc.@          6,625        468,653
      Moody's Corp.            6,600        381,678
                                       ------------
                                            850,331
                                       ------------
    FURNITURE -- 1.4%
      Ethan Allen
         Interiors, Inc.      10,650        391,920
                                       ------------

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
HEALTHCARE SERVICES -- 4.1%
      Caremark Rx, Inc.*@     15,300   $    383,265
      Health Management
         Associates, Inc.
         Cl-A@                18,325        405,899
      Hooper Holmes, Inc.     68,125        354,931
                                       ------------
                                          1,144,095
                                       ------------
    HOTELS & MOTELS -- 0.8%
      Marriott
         International,
         Inc. Cl-A             4,975        214,920
                                       ------------
    INDUSTRIAL PRODUCTS -- 1.4%
      Grainger (W.W.), Inc.    8,590        393,250
                                       ------------
    INSURANCE -- 1.0%
      RenaissanceRe
         Holdings Ltd.@        6,400        287,872
                                       ------------
    INTERNET SERVICES -- 4.0%
      Checkfree Corp.*@       19,525        537,524
      ProQuest Co.*@           9,250        274,725
      Sabre Holdings Corp.    13,775        301,810
                                       ------------
                                          1,114,059
                                       ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 4.9%
      Apogent Technologies,
         Inc.*@               22,225        487,839
      Charles River
         Laboratories
         International,
         Inc.*                18,375        592,409
      Patterson Dental Co.*    1,500         95,970
      St. Jude Medical,
         Inc.*                 3,000        174,480
                                       ------------
                                          1,350,698
                                       ------------
    OFFICE EQUIPMENT -- 1.4%
      Pitney Bowes, Inc.       9,500        390,450
                                       ------------
    OIL & GAS -- 3.8%
      Energy Partners Ltd.*   10,500        126,105
      Nabors Industries
         Ltd.*@                6,650        251,370
      Pogo Producing Co.       6,600        275,946
      Smith International,
         Inc.*@               10,525        391,846
                                       ------------
                                          1,045,267
                                       ------------
    PERSONAL SERVICES -- 1.2%
      ITT Educational
         Services, Inc.*       6,450        321,210
                                       ------------
    PHARMACEUTICALS -- 5.0%
      Allergan, Inc.@          2,150        162,583
      Covance, Inc.*@         14,425        375,482
      Express Scripts,
         Inc.*@                4,100        225,172
      IDEC Pharmaceuticals
         Corp.*@               7,995        280,864
      MedImmune, Inc.*@       13,125        349,913
                                       ------------
                                          1,394,014
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    PRINTING & PUBLISHING -- 0.8%
      New York Times Co.
         CL-A                  4,610   $    219,113
                                       ------------
    RETAIL & MERCHANDISING -- 9.1%
      99 Cents Only
         Stores*@             11,450        340,867
      Chico's FAS, Inc.*@     10,925        410,124
      Dollar Tree Stores,
         Inc.*@                9,450        360,801
      Family Dollar Stores,
         Inc.                  4,950        215,870
      PETCO Animal
         Supplies, Inc.*@     16,500        547,469
      TJX Companies, Inc.     17,250        362,077
      Williams-Sonoma,
         Inc.*@                7,875        278,224
                                       ------------
                                          2,515,432
                                       ------------
    SEMICONDUCTORS -- 3.2%
      KLA-Tencor Corp.*@       7,625        437,141
      Microchip Technology,
         Inc.@                 4,725        154,555
      Novellus Systems,
         Inc.*@                2,775        114,580
      Xilinx, Inc.*            5,950        188,615
                                       ------------
                                            894,891
                                       ------------
    TELECOMMUNICATIONS -- 2.2%
      Crown Castle
         International
         Corp.*@              23,500        297,510
      EchoStar
         Communications
         Corp. Cl-A*           8,200        314,224
                                       ------------
                                            611,734
                                       ------------
    TRANSPORTATION -- 1.0%
      C.H. Robinson
         Worldwide, Inc.       6,975        273,281
                                       ------------
TOTAL COMMON STOCK
  (Cost $22,243,857)                     26,660,164
                                       ------------
  FOREIGN STOCK -- 1.6%
    COMPUTER SERVICES & SOFTWARE -- 1.1%
      Cognos, Inc. --
         (CAD)*                8,500        292,995
                                       ------------
    INSURANCE -- 0.5%
      Willis Group Holdings
         Ltd. -- (GBP)*        4,425        147,353
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $319,980)                           440,348
                                       ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $22,563,837)                   $ 27,100,512
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                 -------------------------------------------------------PAR
                                   (000)        VALUE
---------------------------------------------------------
w
SHORT-TERM INVESTMENTS -- 43.1%
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES
     LOANED -- 43.1%
    CORPORATE OBLIGATIONS -- 19.8%
      American Express Centurian
      1.11%, 11/13/03 [FRN]!     $   1,060      1,059,567
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                      1,161      1,160,560
      General Electric Capital Corp.
         1.08%, 11/03/03 [FRN]!        369        368,548
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03 [FRN]!         40         39,802
      Merrill Lynch & Co., Inc.
         1.18%, 11/03/03               412        412,453
         1.192%, 11/03/03
         [FRN]!                        231        231,477
      Morgan Stanley
         1.12%, 11/03/03 [FRN]!          6          5,502
         1.142%, 11/03/03
         [FRN]!                        643        643,086
      Natexis Banques Populaires
         1.097%, 11/03/03
         [FRN]!                         21         21,342
      National City Bank of Indiana
         1.08%, 11/10/03 [FRN]!        247        246,674
      Westdeutsche Landesbank
         1.08%, 11/10/03 [FRN]!        872        872,055
         1.09%, 11/28/03 [FRN]!        435        435,023
                                            -------------
                                                5,496,089
                                            -------------
    COMMERCIAL PAPER -- 5.3%
      Concord Minutemen Capital Co.
         1.08%, 11/14/03                30         29,883
         1.08%, 11/18/03               236        235,550
         1.11%, 01/09/04               542        540,401
      Crown Point Capital Co.
         1.08%, 11/14/03               364        363,695

---------------------------------------------------
                               PAR
                              (000)       VALUE
---------------------------------------------------
      Depfa Bank PLC
         1.077%, 11/18/03    $   128   $    127,577
      Monumental Global Funding
         1.12%, 11/28/03         164        164,353
                                       ------------
                                          1,461,459
                                       ------------
    TIME DEPOSIT -- 1.3%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03        366        366,020
                                       ------------
    REPURCHASE AGREEMENT -- 3.9%
      Merrill Lynch & Co., Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $1,091,885
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $1,518,314
         market value
         including accrued
         interest
         $1,124,570)           1,092      1,091,789
                                       ------------
NON-REGISTERED INVESTMENT COMPANY -- 12.8%
      BlackRock
         Institutional
         Money Market
         Trust(a)            3,543,255    3,543,255
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,958,612)                     11,958,612
                                       ------------
TOTAL INVESTMENTS -- 140.8%
  (Cost $34,522,449; Note
    5)                                   39,059,124
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (40.8%)                     (11,310,779)
                                       ------------
NET ASSETS -- 100.0%                   $ 27,748,345
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF INVESCO TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 96.2%
  COMMON STOCK -- 95.2%
    BUSINESS SERVICES -- 1.7%
      Accenture Ltd.*@         7,800    $    182,520
      Fair Isaac Corp@         1,900         121,182
      Paychex, Inc.            3,300         128,436
                                        ------------
                                             432,138
                                        ------------
    CABLE TELEVISION -- 0.4%
      Comcast Corp. Cl-A*      2,700          91,584
                                        ------------
    COMMUNICATION EQUIPMENT -- 0.7%
      Nokia Corp. [ADR]@      10,800         183,492
                                        ------------
    COMPUTER HARDWARE -- 8.3%
      Apple Computer,
         Inc.*                 5,600         128,184
      Dell, Inc.*@            18,300         660,996
      Hewlett-Packard Co.@     4,900         109,319
      Integrated Circuit
         Systems, Inc.*        5,000         167,850
      International
         Business Machines
         Corp.                 3,900         348,972
      Maxtor Corp.*            4,600          62,882
      SanDisk Corp.*@          4,294         346,096
      Seagate Technology*@    12,100         278,058
                                        ------------
                                           2,102,357
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    COMPUTER SERVICES & SOFTWARE -- 19.2%
      Adobe Systems, Inc.@     6,300    $    276,192
      Anteon International
         Corp.*                3,600         122,904
      BEA Systems, Inc.*@     32,600         453,140
      Business Objects
         SA*@                  3,400         111,724
      Citrix Systems,
         Inc.*                 6,600         166,848
      Computer Associates
         International,
         Inc.@                 9,300         218,736
      Electronic Arts,
         Inc.*@                2,300         227,792
      EMC Corp.*@             58,000         802,720
      Foundry Networks,
         Inc.*                 4,900         113,974
      Intergraph Corp.*@       3,500          91,210
      Intuit, Inc.*            5,400         269,892
      Mercury Interactive
         Corp.*@               4,200         195,048
      Microsoft Corp.          8,700         227,505
      NetScreen
         Technologies,
         Inc.*                 2,300          61,226
      Oracle Corp.*           42,800         511,888
      SAP AG [ADR]             8,100         295,974
      Siebel Systems,
         Inc.*@               18,500         232,915
      Veritas Software
         Corp.*@              13,200         477,180
                                        ------------
                                           4,856,868
                                        ------------

    COMPUTERS -- NETWORKING -- 8.3%
      Cisco Systems,
         Inc.*@               58,500       1,227,330
      Extreme Networks,
         Inc.*                 6,000          51,600
      Juniper Networks,
         Inc.*@               12,600         226,674
      McDATA Corp. Cl-A*       9,300          96,069
      Network Appliance,
         Inc.*                20,800         513,344
                                        ------------
                                           2,115,017
                                        ------------

    CONSUMER PRODUCTS & SERVICES -- 1.1%
      InterActiveCorp*@        7,940         291,477
                                        ------------

    ELECTRONIC COMPONENTS & EQUIPMENT -- 9.0%
      Agere Systems, Inc.
         Cl-A*                11,200          38,976
      Amphenol Corp. Cl-A*     2,000         117,500
      Celestica, Inc.*         8,200         116,440
      Cypress
         Semiconductor
         Corp.*@               7,900         169,534
      Flextronics
         International
         Ltd.*@               22,000         308,000
      International
         Rectifier Corp.*      2,300         109,779
      Jabil Circuit, Inc.*     8,400         233,940
      KEMET Corp.*             3,900          51,675
      Linear Technology
         Corp.                 8,600         366,446
      Samsung Electronics
         Co. Ltd.
         [GDR]144A               900         178,707
      Sanmina-SCI Corp.*      18,100         190,955
      Solectron Corp.*        13,300          73,682
      Teradyne, Inc.*          6,700         152,626
      United
         Microelectronics
         Corp.*               19,487         102,307
      Vishay
         Intertechnology,
         Inc.*@                4,700          88,125
                                        ------------
                                           2,298,692
                                        ------------

    ENTERTAINMENT & LEISURE -- 0.7%
      Time Warner, Inc.*@     11,800         180,422
                                        ------------

    INTERNET SERVICES -- 7.1%
      eBay, Inc.*@             6,300         352,422
      Macromedia, Inc.*        9,200         175,812
      Symantec Corp.*@         5,300         353,245
      VeriSign, Inc.*@        22,300         353,901
      Yahoo!, Inc.*@          13,300         581,210
                                        ------------
                                           1,816,590
                                        ------------


                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
      Boston Scientific
         Corp.*                3,400    $    230,248
                                        ------------

    PHARMACEUTICALS -- 1.2%
      Genentech, Inc.*@        1,500         122,955
      Gilead Sciences,
         Inc.*@                1,600          87,328
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]@                1,800         102,402
                                        ------------
                                             312,685
                                        ------------

    RETAIL & MERCHANDISING -- 2.0%
      Amazon.com, Inc.*@       4,200         228,564
      Emulex Corp.*            9,900         280,368
                                        ------------
                                             508,932
                                        ------------

    SEMICONDUCTORS -- 25.4%
      Altera Corp.*           11,100         224,553
      Analog Devices,
         Inc.*                 3,000         132,990
      Applied Materials,
         Inc.*@               24,300         567,891
      ASML Holding NV*        11,000         193,050
      Axcelis Technologies
         Inc*                  4,000          42,320
      Broadcom Corp.
         Cl-A*@                8,700         277,965
      Chartered
         Semiconductor
         Manufacturing
         Ltd.*@                7,700          75,691
      Fairchild
         Semiconductor
         Corp.*                2,000          45,200
      Intel Corp.@            40,500       1,338,525
      Intersil Corp. Cl-A      7,000         180,530
      KLA-Tencor Corp.*@       4,700         269,451
      Lam Research Corp.*@    12,700         364,998
      Marvell Technology
         Group Ltd.*@          4,200         184,254
      Maxim Integrated
         Products, Inc.@       8,000         397,680
      Microchip
         Technology, Inc.@     6,200         202,802
      National
         Semiconductor
         Corp.*@               7,900         320,977
      Novellus Systems,
         Inc.*@                4,300         177,547
      PMC-Sierra, Inc.*@       4,900          89,033
      QLogic Corp.*@           3,900         218,595
      Taiwan Semiconductor
         Manufacturing Co.
         Ltd. [ADR]*          19,477         215,416
      Texas Instruments,
         Inc.@                17,100         494,532
      Vitesse
         Semiconductor
         Corp.*               25,900         182,336
      Xilinx, Inc.*            7,500         237,750
                                        ------------
                                           6,434,086
                                        ------------

    TELECOMMUNICATIONS -- 9.2%
      ADTRAN, Inc.@            1,805         122,794
      Advanced Fibre
         Communications,
         Inc.*                 5,300         127,571
      Alcatel SA [ADR]*       14,200         187,156
      Amdocs Ltd.*             4,500          96,570
      Avaya Inc.*             13,000         168,220
      Corning, Inc.*          21,500         236,070
      Nextel
         Communications,
         Inc. Cl-A*@           8,500         205,700
      Nextel Partners,
         Inc.*@                9,600         115,392
      Nortel Networks
         Corp.*               46,900         208,705
      QUALCOMM, Inc.@          8,700         413,250
      Scientific-Atlanta,
         Inc.                  2,400          71,040
      Telefonaktiebolaget
         LM Ericsson
         [ADR]*               13,100         223,748
      UTStarcom, Inc.*@        2,400          75,600
      Vodafone Group PLC
         [ADR]@                3,200          67,680
                                        ------------
                                           2,319,496
                                        ------------

TOTAL COMMON STOCK
  (Cost $18,622,754)                      24,174,084
                                        ------------

  FOREIGN STOCK -- 1.0%
    COMPUTER SERVICES & SOFTWARE -- 0.7%
      Cognos, Inc. --
         (CAD)*                5,400         186,138
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
      NEC Electronics
         Corp. -- (JPY)        1,000          76,955
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $207,883)                            263,093
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $18,837,819)                    $ 24,441,002
                                        ------------
SHORT-TERM INVESTMENTS -- 49.2%
  REGISTERED INVESTMENT COMPANY -- 4.4%
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio    1,114,095      1,114,095
                                        ------------

ASAF INVESCO TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                            NUMBER OF
                            CONTRACTS      VALUE
----------------------------------------------------
PUT OPTIONS
      Boston Scientific
         Corp., Strike
         Price 60, Expires
         1/17/04*
         (Cost $7,182)            17    $      3,825
                                        ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 44.8%
    CORPORATE OBLIGATIONS -- 24.8%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!              $   379         379,357
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!                   52          52,175
      Canadian Imperial
         Bank Corp.
         1.09%, 11/28/03
         [FRN]!                  394         393,978
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                   33          33,325
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03         235         235,436
         1.192%, 11/03/03
         [FRN]!                  659         658,655
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                  687         687,117
         1.142%, 11/03/03
         [FRN]!                2,636       2,636,019
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                  244         244,185
      National City Bank
         of Indiana
         1.08%, 11/10/03
         [FRN]!                  428         428,325
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!                   49          49,117
         1.085%, 11/24/03
         [FRN]!                  180         180,394
         1.09%, 11/28/03
         [FRN]!                  315         314,771
                                        ------------
                                           6,292,854
                                        ------------

----------------------------------------------------
                               PAR
                              (000)        VALUE
----------------------------------------------------
COMMERCIAL PAPER -- 7.0%
      Concord Minutemen
         Capital Co.
         1.08%, 11/14/03     $   293    $    292,819
      Depfa Bank PLC
         1.077%, 11/18/03        434         433,001
         1.08%, 12/22/03         113         112,355
      Monumental Global
         Funding 1.12%,
         11/28/03                102         101,866
      Tannehill Capital
         Co.
         1.10%, 01/08/04         226         224,499
      Transamerica Corp.
         1.06%, 11/05/03         611         610,034
                                        ------------
                                           1,774,574
                                        ------------
    TIME DEPOSIT -- 3.6%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03        922         922,460
                                        ------------
    REPURCHASE AGREEMENT -- 2.4%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $623,269
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $866,683
         market value
         including accrued
         interest
         $641,926)               623         623,214
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
NON-REGISTERED INVESTMENT COMPANY -- 7.0%
      BlackRock
         Institutional
         Money Market
         Trust(a)           1,783,685   $  1,783,685
                                        ------------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $12,518,064)                      12,514,707
                                        ------------
TOTAL INVESTMENTS --145.4%
  (Cost $31,348,701; Note
    5)                                    36,951,884
                                        ------------
                            NUMBER OF
                            CONTRACTS
                            ---------
WRITTEN CALL OPTIONS
      Symantec Corp.,
         Strike Price 70,
         Expires 11/22/03*
  (Premiums Received
    $3,115)                       15    $     (1,275)
                                        ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (45.4%)                (11,528,909)
                                        ------------
NET ASSETS -- 100.0%                    $ 25,421,700
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

144A -- Indicates a restricted security purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The aggregate cost of such securities is $120,946. The aggregate value of $178,707 is approximately

        0.7% of net assets.

See Notes to Financial Statements.

ASAF PROFUND MANAGED OTC FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 85.5%
  COMMON STOCK -- 85.5%
    ADVERTISING -- 0.2%
      Lamar Advertising
         Co.*@                2,645    $     80,144
                                       ------------
    AIRLINES -- 0.2%
      Ryanair Holdings
         PLC*@                1,955         100,683
                                       ------------
    AUTOMOBILE MANUFACTURERS -- 0.8%
      PACCAR, Inc.            4,140         326,894
                                       ------------
    BUSINESS SERVICES -- 2.0%
      Fiserv, Inc.*           7,705         272,141
      Monster Worldwide,
         Inc.*@               3,795          96,659
      Paychex, Inc.          11,385         443,103
                                       ------------
                                            811,903
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    CABLE TELEVISION -- 2.5%
      Comcast Corp Cl-A*@    30,130    $  1,022,010
                                       ------------
    CHEMICALS -- 0.3%
      Sigma-Aldrich
         Corp.@               2,185         114,603
                                       ------------

    CLOTHING & APPAREL -- 0.7%
      Cintas Corp.            6,555         279,636
                                       ------------

    COMPUTER HARDWARE -- 4.6%
      Apple Computer,
         Inc.*               16,100         368,529
      Dell, Inc.*@           30,015       1,084,142
      Network Appliance,
         Inc.*@              11,385         280,982
      Sun Microsystems,
         Inc.*               44,620         176,695
                                       ------------
                                          1,910,348
                                       ------------

    COMPUTER SERVICES & SOFTWARE -- 20.9%
      Adobe Systems,
         Inc.@                7,245         317,621
      BEA Systems, Inc.*@    11,845         164,646
      Brocade
         Communications
         Systems, Inc.*@      8,280          54,234
      CDW Corp.               2,760         165,738
      Cisco Systems,
         Inc.*@              78,890       1,655,111
      Citrix Systems,
         Inc.*                6,210         156,989
      Compuware Corp.*        7,475          42,010
      Electronic Arts,
         Inc.*@               4,715         466,974
      Intuit, Inc.*           8,165         408,087
      Mercury Interactive
         Corp.*@              2,990         138,856
      Microsoft Corp.       118,220       3,091,452
      Oracle Corp.*          69,230         827,990
      PeopleSoft, Inc.*@     16,330         339,011
      Siebel Systems,
         Inc.*@              18,400         231,656
      Synopsys, Inc.*@        4,600         145,912
      Veritas Software
         Corp.*@             14,720         532,127
                                       ------------
                                          8,738,414
                                       ------------

    CONSUMER PRODUCTS & SERVICES -- 2.1%
      InterActiveCorp*@      24,035         882,325
                                       ------------

    CONTAINERS & PACKAGING -- 0.3%
      Smurfit-Stone
         Container
         Corp.*@              7,705         119,428
                                       ------------

    ELECTRONIC COMPONENTS & EQUIPMENT -- 3.4%
      American Power
         Conversion Corp.     6,325         127,955
      Flextronics
         International
         Ltd.*@              18,055         252,770
      Gentex Corp.@           2,530          98,797
      Linear Technology
         Corp.               13,340         568,416
      Molex, Inc.             3,105          97,466
      NVIDIA Corp.*           5,520          97,594
      Sanmina Corp.*         17,250         181,988
                                       ------------
                                          1,424,986
                                       ------------

    ENTERTAINMENT & LEISURE -- 0.3%
      Pixar, Inc.*            1,725         118,697
                                       ------------

    FOOD -- 0.3%
      Whole Foods Market,
         Inc.*@               1,840         109,002
                                       ------------

    HEALTHCARE SERVICES -- 0.5%
      First Health Group
         Corp.*               3,105          75,793
      Lincare Holdings,
         Inc.*@               2,990         116,431
                                       ------------
                                            192,224
                                       ------------

    INDUSTRIAL PRODUCTS -- 0.2%
      Fastenal Co.@           2,300         102,281
                                       ------------

    INTERNET SERVICES -- 4.8%
      Check Point
         Software
         Technologies
         Ltd.*                7,705         130,908
      eBay, Inc.*@           15,180         849,168
      Juniper Networks,
         Inc.*@               8,050         144,820
      Symantec Corp.*@        5,060         337,249
      VeriSign, Inc.*@        7,245         114,978
      Yahoo!, Inc.*@         10,005         437,219
                                       ------------
                                          2,014,342
                                       ------------


                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 5.8%
      Amgen, Inc.*@          19,090    $  1,178,997
      Biomet, Inc.@          10,925         391,771
      Dentsply
         International,
         Inc.                 2,415         106,719
      Genzyme Corp.*          8,855         406,445
      Henry Schein, Inc.*     1,265          78,493
      Invitrogen Corp.*@      1,495          95,067
      Patterson Dental
         Co.*                 2,070         132,439
                                       ------------
                                          2,389,931
                                       ------------

    OIL & GAS -- 0.2%
      Patterson UTI
         Energy, Inc.*@       2,645          75,621
                                       ------------
    PERSONAL SERVICES -- 0.9%
      Apollo Group, Inc.
         Cl-A*@               5,635         357,992
                                       ------------

    PHARMACEUTICALS -- 5.6%
      Biogen, Inc.*@          5,865         237,357
      Cephalon, Inc.*@        1,610          75,606
      Chiron Corp.*@          8,280         452,335
      Express Scripts,
         Inc.*@               2,185         120,000
      Gilead Sciences,
         Inc.*@               6,325         345,219
      Human Genome
         Sciences, Inc.*@     4,140          57,587
      ICOS Corp.*@            1,955          91,338
      IDEC Pharmaceutical
         Corp.*@              5,405         189,878
      MedImmune, Inc.*@       8,510         226,877
      Millennium
         Pharmeceuticals,
         Inc.*@              10,350         164,772
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]@               6,095         346,744
                                       ------------
                                          2,307,713
                                       ------------

    RESTAURANTS -- 1.3%
      Starbucks Corp.*@      17,250         545,100
                                       ------------

    RETAIL & MERCHANDISING -- 4.6%
      Amazon.com, Inc.*@      8,395         456,856
      Bed Bath & Beyond,
         Inc.*               12,650         534,336
      Costco Companies,
         Inc.*                7,705         272,526
      Dollar Tree Stores,
         Inc.*@               3,450         131,721
      Petsmart, Inc.          4,485         114,861
      Ross Stores, Inc.@      2,415         120,774
      Staples, Inc.*         10,465         280,671
                                       ------------
                                          1,911,745
                                       ------------


---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    SEMICONDUCTORS -- 13.8%
      Altera Corp.*          17,135    $    346,641
      Applied Materials,
         Inc.*@              27,370         639,637
      Broadcom Corp.
         Cl-A*@               6,555         209,432
      Intel Corp.            72,450       2,394,472
      KLA-Tencor Corp.*@      7,360         421,949
      Maxim Integrated
         Products, Inc.@     14,490         720,297
      Microchip
         Technology,
         Inc.@                5,405         176,798
      Novellus Systems,
         Inc.*@               4,945         204,179
      QLogic Corp.*           3,105         174,035
      Xilinx, Inc.*          14,375         455,688
                                       ------------
                                          5,743,128
                                       ------------

    TELECOMMUNICATIONS -- 8.7%
      ADC
      Telecommunications,
         Inc.*@              31,970          81,524
      Ciena Corp.*           17,710         113,521
      Comverse
         Technology,
         Inc.*@               6,210         112,028
      EchoStar
         Communications
         Corp. Cl-A*          8,050         308,476
      JDS Uniphase Corp.*    50,945         180,855
      Nextel
         Communications,
         Inc. Cl-A*@         43,355       1,049,191
      PanAmSat Corp.*         6,440         133,308
      QUALCOMM, Inc.@        30,360       1,442,099
      RF Micro Devices,
         Inc.*@               6,670          78,106
      Telefonaktiebolaget
         LM Ericsson
         AB*[ADR]             4,090          69,857
      Tellabs, Inc.*          7,475          56,287
                                       ------------
                                          3,625,252
                                       ------------

    TRANSPORTATION -- 0.5%
      C.H. Robinson
         Worldwide, Inc.      2,645         103,631
      Expeditors
         International of
         Washington,
         Inc.@                3,220         120,879
                                       ------------
                                            224,510
                                       ------------

TOTAL COMMON STOCK
  (Cost $33,031,805)                     35,528,912
                                       ------------

TOTAL LONG-TERM INVESTMENTS
  (Cost $33,031,805)                     35,528,912
                                       ------------


ASAF PROFUND MANAGED OTC FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 51.2%
  REGISTERED INVESTMENT COMPANIES -- 10.1%
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio   2,094,632   $  2,094,632
    BlackRock Provident
      Institutional Funds
      TempFund Portfolio   2,094,632      2,094,632
                                       ------------
                                          4,189,264
                                       ------------
                             PAR
                            (000)
                            -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 41.1%
    CORPORATE OBLIGATIONS -- 25.7%
      American Express Centurian
         1.09%, 11/24/03
         [FRN]!            $     71          70,814
         1.11%, 11/13/03
         [FRN]!               1,275       1,274,644
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!               1,727       1,726,553
      Canadian Imperial
         Bank Corp.
         1.09%, 11/28/03
         [FRN]!                 353         353,113
      General Electric
         Capital Corp.
         1.08%, 11/03/03
         [FRN]!                 354         354,117
      Goldman Sachs
         Group, Inc.
         1.09%, 11/06/03
         [FRN]!                   6           5,819
      Merrill Lynch &
         Co., Inc.
         1.18%, 11/03/03        241         241,056
         1.192%, 11/03/03
         [FRN]!               1,295       1,295,116
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                 119         118,822
         1.142%, 11/03/03
         [FRN]!               2,680       2,680,445

---------------------------------------------------
                             PAR
                            (000)         VALUE
---------------------------------------------------
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!            $  1,324    $  1,324,446
      National City Bank
         of Indiana
         1.08%, 11/10/03
         [FRN]!                 476         475,687
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!                 626         625,526
         1.085%, 11/24/03
         [FRN]!                   7           7,428
         1.09%, 11/28/03
         [FRN]!                 108         107,495
                                       ------------
                                         10,661,081
                                       ------------
    COMMERCIAL PAPER -- 7.3%
      Concord Minutemen
         Capital Co.
         1.08%, 11/14/03        717         716,105
         1.08%, 11/18/03        183         182,409
      Crown Point Capital
         Co.
         1.08%, 11/14/03        281         280,602
      Depfa Bank PLC
         1.077%, 11/18/03       289         288,003
         1.08%, 12/22/03          5           5,278
      Fairway Finance
         Corp.
         1.10%, 01/12/04         55          54,402
      Monumental Global
         Funding
         1.12%, 11/28/03        678         679,633
      Tannehill Capital
         Co.
         1.10%, 01/08/04        107         106,138
      Transamerica Corp.
         1.06%, 11/05/03        620         619,925
      Tulip Funding Corp.
         1.065%, 11/10/03        91          90,722
                                       ------------
                                          3,023,217
                                       ------------
    TIME DEPOSIT -- 2.3%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03       954         953,871
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             PAR
                            (000)         VALUE
---------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
      Merrill Lynch &
         Co., Inc. 1.06%,
         dated 10/31/03,
         to be
         repurchased on
         11/03/03,
         repurchase price
         $638,146
         (Collateralized
         by Federal Home
         Loan Mortgage
         Corp.
         5.0% -- 7.5%
         maturing
         03/15/24 to
         10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing
         07/25/19 to
         06/25/33, par
         value $887,370,
         market value
         including
         accrued interest
         $657,249)         $    638    $    638,090
                                       ------------
                            SHARES
                            ------
NON-REGISTERED INVESTMENT COMPANY -- 4.4%
      BlackRock
         Institutional
         Money Market
         Trust(a)          1,825,705      1,825,705
                                       ------------

---------------------------------------------------
                                          VALUE
---------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $21,291,228)                   $ 21,291,228
                                       ------------
TOTAL
  INVESTMENTS -- 136.7%
  (Cost $54,323,033; Note 5)             56,820,140
LIABILITIES IN EXCESS OF OTHER
  ASSETS# -- (36.7%)                    (15,257,434)
                                       ------------
NET ASSETS -- 100.0%                   $ 41,562,706
                                       ============

# Cash of $1,069,200 has been segregated with the custodian to cover requirements for the following open futures contracts at October 31, 2003:

                                                CONTRACTS AT   CONTRACTS AT
                       EXPIRATION   NUMBER OF    TRADE DATE      CURRENT       UNREALIZED
DESCRIPTION              MONTH      CONTRACTS      VALUE          VALUE       APPRECIATION
-----------            ----------   ---------   ------------   ------------   ------------
Long Position:
NASDAQ 100 Index         12/03        116       $15,813,784    $16,448,800      $635,016
E-mini NASDAQ 100
 Index                   12/03          4           112,438        113,440         1,002
                                                                                --------
                                                                                $636,018
                                                                                ========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 99.1%
  COMMON STOCK -- 99.1%
    AUTOMOTIVE PARTS -- 1.4%
      Genuine Parts Co.        1,100    $    35,002
      Magna International,
         Inc. Cl-A             2,100        168,483
                                        -----------
                                            203,485
                                        -----------
    BEVERAGES -- 0.7%
      PepsiCo, Inc.            2,100        100,422
                                        -----------
    CABLE TELEVISION -- 3.7%
      Comcast Corp. Special
         Cl-A*@               16,100        525,182
                                        -----------
    CHEMICALS -- 0.9%
      DuPont, (E.I.) de
         Nemours & Co.         3,300        133,320
                                        -----------

    CLOTHING & APPAREL -- 0.7%
      VF Corp.                 2,400    $   101,880
                                        -----------
    COMPUTER HARDWARE -- 4.6%
      Dell, Inc.*@             8,300        299,796
      Hewlett-Packard Co.     15,825        353,056
                                        -----------
                                            652,852
                                        -----------
    COMPUTER SERVICES & SOFTWARE -- 5.6%
      Cisco Systems, Inc.*@   11,000        230,780
      Electronic Arts,
         Inc.*                   700         69,328
      Microsoft Corp.         16,400        428,860
      VERITAS Software
         Corp.*@               2,000         72,300
                                        -----------
                                            801,268
                                        -----------
    CONGLOMERATES -- 1.5%
      Altria Group, Inc.@      1,950         90,675
      Textron, Inc.            2,600        129,194
                                        -----------
                                            219,869
                                        -----------
    CONSUMER PRODUCTS & SERVICES -- 2.4%
      Johnson & Johnson Co.    5,300        266,749
      Procter & Gamble Co.       700         68,803
                                        -----------
                                            335,552
                                        -----------
    CONTAINERS & PACKAGING -- 0.5%
      Smurfit-Stone
         Container Corp.*@     4,500         69,750
                                        -----------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 4.6%
      Cooper Industries
         Ltd. Cl-A             2,000        105,800
      Flextronics
         International
         Ltd.*@                9,700        135,800
      General Electric Co.    11,200        324,912
      Solectron Corp.*        15,600         86,424
                                        -----------
                                            652,936
                                        -----------
    ENTERTAINMENT & LEISURE -- 2.5%
      Viacom, Inc. Cl-B        9,100        362,817
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    FINANCIAL -- BANK & TRUST -- 6.7%
      Bank of America
         Corp.@                3,500        265,055
      FleetBoston Financial
         Corp.                 2,300         92,897
      Golden West Financial
         Corp.                 1,900        190,817
      National City Corp.      5,100        166,566
      Wachovia Corp.           5,300        243,111
                                        -----------
                                            958,446
                                        -----------
    FINANCIAL SERVICES -- 15.4%
      Citigroup, Inc.@        13,200        625,679
      Fannie Mae               5,725        410,425
      Goldman Sachs Group,
         Inc.@                 2,500        234,750
      Lehman Brothers
         Holdings, Inc.@       3,100        223,200
      MBNA Corp.              19,800        490,050
      Washington Mutual,
         Inc.@                 4,600        201,250
                                        -----------
                                          2,185,354
                                        -----------
    FOOD -- 1.0%
      Safeway, Inc.*           6,700        141,370
                                        -----------
    HEALTHCARE SERVICES -- 2.4%
      UnitedHealth Group,
         Inc.                  6,600        335,808
                                        -----------
    INSURANCE -- 6.6%
      American
         International
         Group, Inc.           5,600        340,648
      Chubb Corp.@             4,675        312,337
      MetLife, Inc.            4,600        144,440
      The Progressive Corp.    1,000         73,800
      Torchmark Corp.          1,650         72,402
                                        -----------
                                            943,627
                                        -----------
    INTERNET SERVICES -- 0.5%
      eBay, Inc.*@             1,200         67,128
                                        -----------
    MEDICAL SUPPLIES & EQUIPMENT -- 3.7%
      Amgen, Inc.*@            4,700        290,272
      Medtronic, Inc.          5,200        236,964
                                        -----------
                                            527,236
                                        -----------
    OIL & GAS -- 3.0%
      ConocoPhillips           4,100        234,315
      Occidental Petroleum
         Corp.                 3,900        137,514
      Valero Energy Corp.      1,400         59,780
                                        -----------
                                            431,609
                                        -----------
    PAPER & FOREST PRODUCTS -- 2.4%
      Georgia-Pacific
         Corp.@                7,800        204,984
      MeadWestvaco Corp.@      5,200        134,784
                                        -----------
                                            339,768
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
PHARMACEUTICALS -- 5.2%
      GlaxoSmithKline PLC
         [ADR]                 2,400    $   103,896
      Pfizer, Inc.            15,800        499,280
      Wyeth                    3,000        132,420
                                        -----------
                                            735,596
                                        -----------
    RAILROADS -- 2.6%
      Burlington Northern
         Santa Fe Corp.        4,100        118,654
      CSX Corp.                4,300        136,826
      Norfolk Southern
         Corp.                 5,600        112,840
                                        -----------
                                            368,320
                                        -----------
    RETAIL & MERCHANDISING -- 9.0%
      Federated Department
         Stores, Inc.@         1,200         57,060
      Kohl's Corp.*@           6,400        358,848
      Lowe's Companies,
         Inc.@                 4,400        259,292
      May Department Stores
         Co.@                  4,400        123,024
      Wal-Mart Stores, Inc.    5,600        330,120
      Walgreen Co.             4,500        156,690
                                        -----------
                                          1,285,034
                                        -----------

    SEMICONDUCTORS -- 2.8%
      Intel Corp.             12,100        399,905
                                        -----------

    TELECOMMUNICATIONS -- 5.2%
      BellSouth Corp.          3,400         89,454
      Corning, Inc.*          12,163        133,550
      Nortel Networks
         Corp.*               32,400        144,180
      Qwest Communications
         International,
         Inc.*@               34,200        120,726
      Sprint Corp.@            7,000        112,000
      Sprint Corp. (PCS
         Group)*@             11,600         50,460
      Tellabs, Inc.*          12,400         93,372
                                        -----------
                                            743,742
                                        -----------

    UTILITIES -- 3.5%
      American Electric
         Power Co., Inc.@      6,500        183,235
      Entergy Corp.            2,700        145,530
      PPL Corp.@               2,600        103,792
      Sempra Energy            2,500         69,500
                                        -----------
                                            502,057
                                        -----------

TOTAL COMMON STOCK
  (Cost $13,479,991)                     14,124,333
                                        -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $13,479,991)                     14,124,333
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 37.2%
  REGISTERED INVESTMENT COMPANIES -- 0.9%
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio      61,585         61,585
    BlackRock Provident
      Institutional Funds
      TempFund Portfolio      61,584         61,584
                                        -----------
                                            123,169
                                        -----------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 36.3%
     CORPORATE OBLIGATIONS -- 26.5%
      American Express
         Centurian
         1.09%, 11/24/03
         [FRN]!              $   407        406,891
         1.11%, 11/13/03
         [FRN]!                   70         69,577
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!              $   343    $   343,416
      Canadian Imperial
         Bank Corp.
         1.09%, 11/28/03
         [FRN]!                  139        139,136
      General Electric
         Capital Corp.
         1.08%, 11/03/03
         [FRN]!                    5          4,928
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                  263        262,919
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                  317        316,725
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03          22         21,998
         1.192%, 11/03/03
         [FRN]!                  476        476,048
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                  478        477,565
         1.142%, 11/03/03
         [FRN]!                  816        815,753

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!              $   212    $   211,713
      National City Bank of
         Indiana
         1.08%, 11/10/03
         [FRN]!                  227        226,827
                                        -----------
                                          3,773,496
                                        -----------
    COMMERCIAL PAPER -- 3.6%
      Crown Point Capital
         Co.
         1.11%, 01/16/04         229        228,792
      Silver Tower U.S.
         Funding
         1.08%, 12/12/03         214        214,026
      Tannehill Capital Co.
         1.10%, 01/08/04          77         76,636
                                        -----------
                                            519,454
                                        -----------
    TIME DEPOSIT -- 3.0%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03        430        429,572
                                        -----------

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
    REPURCHASE AGREEMENT -- 0.4%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $58,238
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $80,983,
         market value
         including accrued
         interest $59,981)   $    58    $    58,233
                                        -----------
                             SHARES
                             ------
NON-REGISTERED INVESTMENT COMPANY -- 2.8%
      BlackRock
         Institutional
         Money Market
         Trust(a)            397,270        397,270
                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,301,194)                       5,301,194
                                        -----------
TOTAL INVESTMENTS -- 136.3%
  (Cost $18,781,185; Note
    5)                                   19,425,527
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (36.3%)                (5,177,697)
                                        -----------
NET ASSETS -- 100.0%                    $14,247,830
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENT
OCTOBER 31, 2003

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
LONG-TERM INVESTMENTS -- 95.9%
  COMMON STOCK -- 92.5%
     BIOTECHNOLOGY HEALTHCARE -- 9.9%
      Amgen, Inc.*@            10,200   $   629,952
      Chiron Corp.*@            4,900       267,687
      Genentech, Inc.*@         3,400       278,698
      Genzyme Corp.*            6,900       316,710
      Gilead Sciences, Inc.*    6,100       332,938
                                        -----------
                                          1,825,985
                                        -----------
    CONSUMER PRODUCTS & SERVICES -- 3.6%
      Procter & Gamble Co.      6,800       668,372
                                        -----------

    HEALTHCARE FACILITIES -- 1.9%
      Triad Hospitals, Inc.*    6,000       184,380
      Universal Health
         Services, Inc.
         Cl-B*                  3,600       169,380
                                        -----------
                                            353,760
                                        -----------

    HEALTHCARE SERVICES -- 6.7%
      Bristol-Meyers Squibb
         Co.                   15,400       390,698
      Community Health
         Systems, Inc.*         8,900       213,778
      Health Management
         Associates, Inc.
         Cl-A@                 15,700       347,755
      Medco Health
         Solutions, Inc.*       8,483       281,636
                                        -----------
                                          1,233,867
                                        -----------

    HEALTHCARE SUPPLIES -- 8.3%
      Alcon, Inc. NY Reg.*     10,500       578,655
      Johnson & Johnson Co.     4,460       224,472
      Pharmaceutical
         Resources, Inc.*@      4,100       296,348
      Wyeth                     9,500       419,330
                                        -----------
                                          1,518,805
                                        -----------

    MANAGED HEALTHCARE -- 14.3%
      Aetna, Inc.               9,000       516,690
      Anthem, Inc.*@            7,300       499,539
      Coventry Health Care,
         Inc.*                  5,500       301,125
      Health Net, Inc.*         7,200       227,448
      Mid Atlantic Medical
         Services, Inc.*        3,100       181,040
      UnitedHealth Group,
         Inc.@                 10,600       539,328
      Wellpoint Health
         Networks, Inc.*        4,100       364,490
                                        -----------
                                          2,629,660
                                        -----------

    MEDICAL SUPPLIES & EQUIPMENT -- 22.4%
      Abbott Laboratories      14,610       622,678
      Bard, (C.R.), Inc.        4,400       352,220
      Biomet, Inc.@            10,600       380,116
      Boston Scientific
         Corp.*                 8,600       582,392
      Invitrogen Corp.*@        4,600       292,514

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
      Medtronic, Inc.          12,700       578,739
      Stryker Corp.             4,700       381,217
      Varian Medical
         Systems, Inc.*@        4,880       312,027
      Zimmer Holdings,
         Inc.*@                 9,194       586,669
                                        -----------
                                          4,088,572
                                        -----------

    PHARMACEUTICALS -- 10.6%
      AdvaneCPS*                4,900       252,203
      Allergan, Inc.@           5,400       408,348
      AstraZeneca PLC [ADR]    11,800       562,624
      Caremark Rx, Inc.*@       9,500       237,975
      ICN Pharmaceuticals,
         Inc.@                  4,900        94,619
      Shire Pharmaceuticals
         Group PLC [ADR]*      16,800       384,720
                                        -----------
                                          1,940,489
                                        -----------

    PHARMACEUTICALS -- MANUFACTURING -- 10.2%
      Barr Laboratories,
         Inc.*@                 4,350       333,950
      Forest Laboratories,
         Inc.*@                11,200       560,112
      Novartis AG [ADR]         9,300       356,841
      Teva Pharmaceutical
         Industries Ltd.
         [ADR]@                10,860       617,825
                                        -----------
                                          1,868,728
                                        -----------

    PHARMACEUTICALS -- RESEARCH & MANUFACTURING --
      4.6%
      Lilly, (Eli) & Co.        6,500       433,030
      Pfizer, Inc.             13,104       414,086
                                        -----------
                                            847,116
                                        -----------

TOTAL COMMON STOCK
  (Cost $14,332,463)                     16,975,354
                                        -----------

FOREIGN STOCK -- 3.4%
     MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
      Smith & Nephew
         PLC -- (GBP)           9,500   $    75,487
                                        -----------
    PHARMACEUTICALS -- 3.0%
      Roche Holding AG --
         (DEM)                  6,600       546,145
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $590,601)                           621,632
                                        -----------
TOTAL LONG-TERM INVESTMENTS
  (Cost $14,923,064)                     17,596,986
                                        -----------
SHORT-TERM INVESTMENTS -- 32.5%
  REGISTERED INVESTMENT COMPANIES -- 3.8%
    BlackRock Provident
      Institutional Funds
      TempCash Portfolio      703,538       703,538
                                        -----------

ASAF INVESCO HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENT
OCTOBER 31, 2003

---------------------------------------------------
                                PAR
                               (000)       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 28.7%
     CORPORATE OBLIGATIONS -- 12.7%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!               $   343   $   342,536
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                   492       492,448
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                    98        97,638
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03           94        93,932
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                   364       363,657
         1.142%, 11/03/03
         [FRN]!                   924       924,234
      Westdeutsche
         Landesbank
         1.08%, 11/10/03
         [FRN]!                    18        18,148
                                        -----------
                                          2,332,593
                                        -----------

---------------------------------------------------
                                PAR
                               (000)       VALUE
---------------------------------------------------
    COMMERCIAL PAPER -- 6.7%
      Centauri Corp.
         1.08%, 11/17/03      $    57   $    57,316
      Depfa Bank PLC
         1.08%, 12/22/03          255       254,672
      Monumental Global
         Funding
         1.12%, 11/28/03          355       356,030
      Silver Tower U.S.
         Funding
         1.08%, 12/12/03          561       559,760
                                        -----------
                                          1,227,778
                                        -----------
    TIME DEPOSIT -- 2.6%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03         482       482,433
                                        -----------
    REPURCHASE AGREEMENT -- 1.4%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $248,664
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0% -- 7.5%
         maturing 03/15/24
         to 10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5% -- 8.315%
         maturing 07/25/19
         to 06/25/33, par
         value $345,778
         market value
         including accrued
         interest $256,107)       249       248,642
                                        -----------

                              SHARES
                              ------
NON-REGISTERED INVESTMENT COMPANY -- 5.3%
      BlackRock
         Institutional Money
         Market Trust(a)      978,505   $   978,505
                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,973,489)                       5,973,489
                                        -----------
TOTAL INVESTMENTS -- 128.4%
  (Cost $20,896,553; Note 5)             23,570,475
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (28.4%)                (5,207,416)
                                        -----------
NET ASSETS -- 100.0%                    $18,363,059
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN CORE VALUE FUND

SCHEDULE OF INVESTMENT
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 97.2%
  COMMON STOCK -- 97.2%
    AEROSPACE -- 0.6%
      Goodrich Corp.            8,975   $    247,890
                                        ------------
    AUTOMOBILE MANUFACTURERS -- 1.1%
      General Motors
         Corp.@                 8,600        366,962
      PACCAR, Inc.                800         63,168
                                        ------------
                                             430,130
                                        ------------
    AUTOMOTIVE PARTS -- 2.3%
      Autoliv, Inc.             6,900        228,527
      Cooper Tire & Rubber
         Co.                    1,000         19,660
      Dana Corp.                  875         14,245
      Delphi Corp.             20,575        183,118
      Genuine Parts Co.         2,475         78,755
      Lear Corp.*@              3,225        187,340
      Magna International,
         Inc. Cl-A              2,800        224,644
                                        ------------
                                             936,289
                                        ------------
    BUILDING MATERIALS -- 0.9%
      Masco Corp.@              9,725        267,437
      Sherwin-Williams Co. (The)     3,125      104,813
                                        ------------
                                             372,250
                                        ------------
    BUSINESS SERVICES -- 0.3%
      Deluxe Corp.              3,400        137,258
                                        ------------
    CABLE TELEVISION -- 1.7%
      Comcast Corp. Cl-A*@     20,396        691,832
                                        ------------
    CHEMICALS -- 2.5%
      Ashland, Inc.@            3,400        126,616
      Cabot Corp.               3,650        101,835
      Dow Chemical Co.@         2,400         90,456
      DuPont, (E.I.) de
         Nemours & Co.          7,300        294,920
      Lubrizol Corp.            3,925        118,928
      Lyondell Chemical
         Co.@                   5,600         80,080
      Millennium
         Chemicals, Inc.*       1,000         10,020
      PPG Industries, Inc.      3,200        184,480
                                        ------------
                                           1,007,335
                                        ------------
    CLOTHING & APPAREL -- 1.0%
      Liz Claiborne, Inc.@      5,550        204,740
      VF Corp.                  4,500        191,025
                                        ------------
                                             395,765
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    COMPUTER HARDWARE -- 2.7%
      Hewlett-Packard Co.@     34,300   $    765,233
      International
         Business Machines
         Corp.@                 3,335        298,416
      Quantum Corp.*            7,900         24,569
                                        ------------
                                           1,088,218
                                        ------------
    COMPUTER SERVICES & SOFTWARE -- 0.5%
      Ingram Micro, Inc.
         Cl-A*                  7,600        112,480
      Tech Data Corp.*          2,375         78,185
                                        ------------
                                             190,665
                                        ------------
    CONGLOMERATES -- 3.8%
      Altria Group, Inc.@      16,900        785,850
      Cendant Corp.*@           6,600        134,838
      Johnson Controls,
         Inc.                   1,350        145,166
      Textron, Inc.             5,900        293,171
      Tyco International
         Ltd.                   9,600        200,448
                                        ------------
                                           1,559,473
                                        ------------
    CONSTRUCTION -- 0.7%
      Pulte Corp.               3,300        285,483
                                        ------------
    CONSUMER PRODUCTS & SERVICES -- 2.4%
      Black & Decker Corp.      3,750        179,288
      Energizer Holdings,
         Inc.*                  4,800        176,640
      Procter & Gamble Co.      1,500        147,435
      UST, Inc.                 7,100        241,542
      Whirlpool Corp.           3,375        237,836
                                        ------------
                                             982,741
                                        ------------
    CONTAINERS & PACKAGING -- 0.1%
      Owens-Illinois,
         Inc.*                    450          5,535
      Smurfit-Stone
         Container Corp.*@      3,150         48,825
                                        ------------
                                              54,360
                                        ------------
    ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
      Arrow Electronics,
         Inc.*@                 1,200         25,620
      Avnet, Inc.*              3,575         69,355
      Cooper Industries
         Ltd. Cl-A              3,200        169,280
      Flextronics
         International
         Ltd.*@                13,800        193,200
      Hubbell, Inc. Cl-B        2,375        101,745
      Rockwell Automation,
         Inc.                   1,500         46,575
      Sanmina-SCI Corp.*        9,700        102,335
      Solectron Corp.*         36,500        202,210
      Thomas & Betts Corp.        675         12,015
                                        ------------
                                             922,335
                                        ------------

ASAF SANFORD BERNSTEIN CORE VALUE FUND

SCHEDULE OF INVESTMENT
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
ENTERTAINMENT & LEISURE -- 1.1%
      Disney, (Walt) Co.          950   $     21,508
      Time Warner, Inc.*@      22,400        342,496
      Viacom, Inc. Cl-B         2,200         87,714
                                        ------------
                                             451,718
                                        ------------
    FARMING & AGRICULTURE -- 0.6%
      Monsanto Co.              9,100        227,955
                                        ------------
    FINANCIAL -- BANK & TRUST -- 13.7%
      AmSouth Bancorp.          7,525        177,741
      Bank of America
         Corp.@                14,950      1,132,163
      Bank One Corp.            8,775        372,498
      Comerica, Inc.            4,775        245,817
      FleetBoston
         Financial Corp.       14,550        587,674
      Golden West
         Financial Corp.        2,725        273,672
      Huntington
         Bancshares, Inc.       8,900        192,774
      National City Corp.       9,625        314,353
      Regions Financial
         Corp.                  5,550        203,963
      Southtrust Corp.          2,850         90,773
      SunTrust Banks, Inc.      4,425        296,785
      U.S. Bancorp.            18,450        502,208
      Union BanCal Corp.        2,425        131,362
      Union Planters Corp.      4,147        137,971
      Wachovia Corp.           14,325        657,087
      Wells Fargo & Co.         5,200        292,864
                                        ------------
                                           5,609,705
                                        ------------
    FINANCIAL SERVICES -- 14.3%
      Bear Stearns
         Companies, Inc.@       2,600        198,250
      Citigroup, Inc.@         41,600      1,971,839
      Countrywide
         Financial Corp.@       3,000        315,360
      Fannie Mae                2,025        145,172
      Freddie Mac               2,900        162,777
      Goldman Sachs Group,
         Inc.@                  3,800        356,820
      J.P. Morgan Chase &
         Co.                   13,475        483,753
      John Hancock
      Financial Services, Inc.  8,100        286,335
      KeyCorp                  10,450        295,213
      Lehman Brothers
         Holdings, Inc.         4,925        354,600
      Merrill Lynch & Co.,
         Inc.@                  5,600        331,520
      Morgan Stanley Dean
         Witter & Co.@          7,800        427,986
      Washington Mutual,
         Inc.@                 13,012        569,274
                                        ------------
                                           5,898,899
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    FOOD -- 2.1%
      Archer Daniels
         Midland Co.            8,601   $    123,424
      Safeway, Inc.*           11,100        234,210
      Sara Lee Corp.           12,575        250,620
      SUPERVALU, Inc.@          1,100         27,742
      Tyson Foods, Inc.
         Cl-A                  15,730        224,467
                                        ------------
                                             860,463
                                        ------------
    FURNITURE -- 0.3%
      Leggett & Platt,
         Inc.                   5,025        104,972
                                        ------------
    HEALTHCARE SERVICES -- 1.0%
      Health Net, Inc.*         4,900        154,791
      Humana, Inc.*             9,700        196,813
      Medco Health
         Solutions, Inc.*       1,519         50,431
                                        ------------
                                             402,035
                                        ------------
    INDUSTRIAL PRODUCTS -- 0.7%
      Eaton Corp.               2,750        275,660
                                        ------------
    INSURANCE -- 7.0%
      ACE Ltd.                  2,500         90,000
      Aetna, Inc.                 925         53,104
      Allstate Corp.           10,950        432,524
      American
         International
         Group, Inc.            5,273        320,757
      AON Corp.                11,500        251,850
      Chubb Corp.@              4,300        287,283
      Jefferson-Pilot
         Corp.                  4,400        210,056
      MetLife, Inc.             7,650        240,210
      Oxford Health Plans,
         Inc.@                  4,000        162,000
      PartnerRe Ltd.@           1,400         75,978
      RenaissanceRe
         Holdings Ltd.@         1,800         80,964
      St. Paul Companies,
         Inc.                   6,475        246,892
      Torchmark Corp.             850         37,298
      Travelers Property
         Casualty Corp.
         Cl-A                  10,947        178,436
      Travelers Property
         Casualty Corp.
         CL-B                   1,535         25,128
      XL Capital Ltd. Cl-A      2,625        182,438
                                        ------------
                                           2,874,918
                                        ------------
    MACHINERY & EQUIPMENT -- 0.5%
      Caterpillar, Inc.         2,800        205,184
                                        ------------
    MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
      Abbott Laboratories         500         21,310
      Guidant Corp.             3,700        188,737
                                        ------------
                                             210,047
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
METALS & MINING -- 0.5%
      Alcan, Inc.@              5,000   $    199,650
                                        ------------
    OIL & GAS -- 9.1%
      ChevronTexaco Corp.      10,072        748,350
      ConocoPhillips            9,350        534,353
      Exxon Mobil Corp.        45,450      1,662,560
      Marathon Oil Corp.        8,400        248,388
      Occidental Petroleum
         Corp.                  7,900        278,554
      Valero Energy Corp.       4,800        204,960
      Williams Companies,
         Inc.@                  4,400         44,880
                                        ------------
                                           3,722,045
                                        ------------
    PAPER & FOREST PRODUCTS -- 0.8%
      Boise Cascade Corp.       1,700         47,685
      Georgia-Pacific
         Corp.@                11,300        296,964
                                        ------------
                                             344,649
                                        ------------
    PHARMACEUTICALS -- 3.2%
      Bristol-Meyers
         Squibb Co.             4,550        115,434
      GlaxoSmithKline PLC
         [ADR]                  4,400        190,476
      Merck & Co., Inc.        12,600        557,550
      Pfizer, Inc.              6,690        211,404
      Wyeth                     4,900        216,286
                                        ------------
                                           1,291,150
                                        ------------
    PRINTING & PUBLISHING -- 0.4%
      Donnelley, (R.R.) &
         Sons Co.               6,850        178,100
                                        ------------
    RAILROADS -- 1.6%
      Burlington Northern
         Santa Fe Corp.         8,225        238,032
      CSX Corp.                 6,800        216,376
      Norfolk Southern
         Corp.                 10,400        209,560
                                        ------------
                                             663,968
                                        ------------
    RESTAURANTS -- 0.1%
      McDonald's Corp.          1,700         42,517
                                        ------------
    RETAIL & MERCHANDISING -- 2.5%
      Federated Department
         Stores, Inc.           6,825        324,529
      Foot Locker, Inc.         1,000         17,900
      May Department
         Stores Co.             9,175        256,533
      Sears, Roebuck &
         Co.@                   8,275        435,513
                                        ------------
                                           1,034,475
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    TELECOMMUNICATIONS -- 9.1%
      ADC
       Telecommunications,
         Inc.*@                58,100   $    148,155
      AT&T Wireless
         Services, Inc.*       31,500        228,375
      BellSouth Corp.          17,500        460,425
      Corning, Inc.*           40,500        444,690
      JDS Uniphase Corp.*      35,000        124,250
      Lucent Technologies,
         Inc.*                 34,400        110,080
      Nortel Networks
         Corp.*                90,900        404,505
      Qwest Communications
         International,
         Inc.*                 39,100        138,023
      SBC Communications,
         Inc.@                 24,850        595,903
      Sprint Corp.@            20,900        334,400
      Sprint Corp. (PCS
         Group)*@              28,500        123,975
      Tellabs, Inc.*           20,000        150,600
      Verizon
      Communications, Inc.     13,750        462,000
                                        ------------
                                           3,725,381
                                        ------------
    UTILITIES -- 5.2%
      Alliant Energy
         Corp.@                 8,200        197,292
      American Electric
         Power Co., Inc.@       9,775        275,557
      Cinergy Corp.@            5,150        186,997
      Constellation Energy
         Group, Inc.@           4,800        174,576
      Edison International
         Co.*                   2,400         47,304
      Entergy Corp.             5,100        274,890
      FirstEnergy Corp.         8,500        292,315
      Northeast Utilities
         Co.@                   5,300         99,852
      PG&E Corp.*               3,400         83,130
      PPL Corp.@                4,900        195,608
      Sempra Energy             7,400        205,720
      Wisconsin Energy
         Corp.                    400         13,100
      Xcel Energy, Inc.         6,000         98,400
                                        ------------
                                           2,144,741
                                        ------------
TOTAL COMMON STOCK
  (Cost $36,137,690)                      39,770,256
                                        ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $36,137,690)                      39,770,256
                                        ------------

ASAF SANFORD BERNSTEIN CORE VALUE FUND

SCHEDULE OF INVESTMENT
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 33.7%
  REGISTERED INVESTMENT
     COMPANIES -- 3.4%
      BlackRock Provident
         Institutional
         Funds
         TempCash
         Portfolio            699,333   $    699,333
      BlackRock Provident
         Institutional
         Funds
         TempFund
         Portfolio            699,333        699,333
                                        ------------
                                           1,398,666
                                        ------------

                                 PAR
                                (000)
                                ------
SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 30.3%
    CORPORATE OBLIGATIONS -- 18.5%
      American Express
         Centurian
         1.11%, 11/13/03
         [FRN]!                 $  114   $  113,643
      Bear Stearns Co., Inc.
         1.182%, 11/03/03
         [FRN]!                    404      403,577
      Canadian Imperial Bank
         Corp.
         1.09%, 11/28/03
         [FRN]!                    792      791,986
      General Electric Capital
         Corp.
         1.08%, 11/03/03
         [FRN]!                     29       29,078
      Goldman Sachs Group,
         Inc.
         1.09%, 11/06/03
         [FRN]!                    426      425,529
      Liberty Light U.S.
         Capital
         1.10%, 11/03/03
         [FRN]!                    291      291,319
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03        $  163   $  162,940
      1.192%, 11/03/03 [FRN]!      637      636,576
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                  1,900    1,899,874
      1.142%, 11/03/03 [FRN]!    1,197    1,196,809
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                  1,243    1,242,829
      National City Bank of
         Indiana
         1.08%, 11/10/03
         [FRN]!                    367      366,892
                                         ----------
                                          7,561,052
                                         ----------

---------------------------------------------------
                                 PAR
                                (000)      VALUE
---------------------------------------------------
    COMMERCIAL PAPER -- 4.0%
      Crown Point Capital Co.
         1.08%, 11/14/03            19       19,289
         1.11%, 01/16/04           251      250,479
      Depfa Bank PLC
         1.08%, 12/22/03            48       47,649
      Silver Tower U.S.
         Funding
         1.08%, 12/12/03           402      401,789
      Tannehill Capital Co.
         1.10%, 01/08/04           726      720,365
      Transamerica Corp.
         1.06%, 11/05/03           192      191,391
                                         ----------
                                          1,630,962
                                         ----------
    TIME DEPOSIT -- 3.9%
      Wells Fargo Bank & Co.
         1.062%, 11/03/03        1,577    1,577,079
                                         ----------
    REPURCHASE AGREEMENTS -- 1.0%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03, repurchase
         price $431,351
         (Collateralized by
         Federal Home Loan
         Mortgage Corp. 5.0%-
         7.5% maturing
         03/15/24 to 10/01/33
         and Federal National
         Mortgage Assoc.
         5.5%-8.315% maturing
         07/25/19 to 06/25/33,
         par value $599,813,
         market value
         including accrued
         interest $444,263)        431      431,313
                                         ----------

                              SHARES
                              ------
NON-REGISTERED INVESTMENT COMPANY -- 2.9%
      BlackRock
         Institutional Money
         Market Trust(a)      1,188,799 $  1,188,799
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
      (Cost $13,787,871)                 13,787,871
                                       ------------
TOTAL INVESTMENTS -- 130.9%
  (Cost $49,925,561; Note 5)             53,558,127
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (30.9%)                     (12,638,530)
                                       ------------
NET ASSETS -- 100.0%                   $ 40,919,597
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE TAX MANAGED FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
LONG-TERM INVESTMENTS -- 99.2%
  COMMON STOCK -- 99.2%
     ADVERTISING -- 2.1%
      Omnicom Group, Inc.@      1,200   $     95,760
      WPP Group PLC [ADR]       1,800         86,364
                                        ------------
                                             182,124
                                        ------------
    AEROSPACE -- 0.3%
      Boeing Co.@                 600         23,094
                                        ------------
    BEVERAGES -- 3.0%
      Anheuser-Busch
         Companies, Inc.          700         34,482
      Coca-Cola Co.             3,100        143,840
      PepsiCo, Inc.             1,800         86,076
                                        ------------
                                             264,398
                                        ------------
    BROADCASTING -- 2.5%
      Clear Channel
         Communications,
         Inc.                   4,300   $    175,526
      Univision
         Communications,
         Inc. Cl-A*@            1,200         40,740
                                        ------------
                                             216,266
                                        ------------

    BUSINESS SERVICES -- 4.4%
      Certegy, Inc.             1,400         47,124
      ChoicePoint, Inc.*          700         24,528
      Equifax, Inc.               600         14,664
      First Data Corp.@         4,200        149,940
      Monster Worldwide,
         Inc.*@                 1,700         43,299
      Paychex, Inc.             2,000         77,840
      Robert Half
         International,
         Inc.*@                 1,400         33,054
                                        ------------
                                             390,449
                                        ------------

    CHEMICALS -- 0.8%
      Ecolab, Inc.@             1,800         48,402
      Valspar Corp.               400         19,080
                                        ------------
                                              67,482
                                        ------------

    CLOTHING & APPAREL -- 0.9%
      Cintas Corp.              1,300         55,458
      Nike, Inc. Cl-B@            400         25,560
                                        ------------
                                              81,018
                                        ------------

    COMPUTER HARDWARE -- 1.6%
      Dell, Inc.*@              4,000        144,480
                                        ------------

    COMPUTER SERVICES & SOFTWARE -- 8.0%
      Automatic Data
         Processing, Inc.@      1,300         49,062
      BMC Software, Inc.*       1,300         22,594
      Cisco Systems,
         Inc.*@                 8,100        169,938

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      Computer Associates
         International,
         Inc.                   1,200         28,224
      EMC Corp.*@               3,200         44,288
      Intuit, Inc.*             1,000         49,980
      Microsoft Corp.          10,800        282,420
      Oracle Corp.*             5,300         63,388
                                        ------------
                                             709,894
                                        ------------

    CONGLOMERATES -- 0.2%
      3M Co.@                     200         15,774
                                        ------------

    CONSUMER PRODUCTS & SERVICES -- 5.2%
      Avon Products, Inc.@        700         47,572
      Colgate-Palmolive
         Co.                      900         47,871
      Gillette Co.              1,100         35,090
      InterActiveCorp*@         1,500         55,065
      Johnson & Johnson         2,800        140,924
      Kimberly-Clark Corp.        500         26,405
      Procter & Gamble Co.      1,100        108,119
                                        ------------
                                             461,046
                                        ------------

    ELECTRONIC COMPONENTS & EQUIPMENT -- 3.2%
      General Electric Co.      8,900        258,189
      Molex, Inc.                 900         23,859
                                        ------------
                                             282,048
                                        ------------

    ENTERTAINMENT & LEISURE -- 5.2%
      Disney, (Walt) Co.        3,700         83,768
      Harley-Davidson,
         Inc.@                  1,200         56,892
      International Game
         Technology@              900         29,475
      Time Warner, Inc.*@       5,000         76,450
      Viacom, Inc. Cl-B         5,300        211,311
                                        ------------
                                             457,896
                                        ------------

    FINANCIAL -- BANK & TRUST -- 3.5%
      Bank of New York
         Co., Inc.              2,800         87,332
      Northern Trust Corp.      2,800        130,060
      Wells Fargo & Co.         1,600         90,112
                                        ------------
                                             307,504
                                        ------------

    FINANCIAL SERVICES -- 11.7%
      Ambac Financial
         Group, Inc.@             500         35,370
      American Express Co.      1,200         56,316
      Citigroup, Inc.@          5,000        237,000
      Fannie Mae                2,300        164,887
      Franklin Resources,
         Inc.                   1,500         71,130
      Freddie Mac               2,100        117,873
      Mellon Financial
         Corp.                    900         26,883
      Moody's Corp.               900         52,047
      Schwab, (Charles)
         Corp.@                 3,900         52,884
      SLM Corp.                 1,500         58,740

ASAF T. ROWE PRICE TAX MANAGED FUND

SCHEDULE OF INVESTMENTS

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      State Street Corp.        3,200   $    167,552
                                        ------------
                                           1,040,682
                                        ------------

    FOOD -- 1.4%
      General Mills, Inc.@        500         22,425
      SYSCO Corp.               1,900         63,954
      Wrigley, (Wm., Jr.)
         Co.                      600         33,840
                                        ------------
                                             120,219
                                        ------------

    HEALTHCARE SERVICES -- 3.2%
      Cardinal Health,
         Inc.@                    500         29,670
      Medco Health
         Solutions, Inc.*         289          9,595
      UnitedHealth Group,
         Inc.                   2,400        122,112
      WellPoint Health
         Networks, Inc.*        1,400        124,460
                                        ------------
                                             285,837
                                        ------------

    INDUSTRIAL PRODUCTS -- 0.3%
      Illinois Tool Works,
         Inc.                     300         22,065
                                        ------------

    INSURANCE -- 3.8%
      American
         International
         Group, Inc.            3,457        210,289
      Marsh & McLennan
         Companies, Inc.        3,000        128,250
                                        ------------
                                             338,539
                                        ------------

    INTERNET SERVICES -- 1.1%
      eBay, Inc.*@              1,600         89,504
      Yahoo!, Inc.*@              200          8,740
                                        ------------
                                              98,244
                                        ------------

    MEDICAL SUPPLIES & EQUIPMENT -- 4.9%
      Abbott Laboratories       1,500         63,930
      Amgen, Inc.*@             2,200        135,872
      Baxter
         International,
         Inc.                     400         10,632
      Guidant Corp.               600         30,606
      Medtronic, Inc.           3,600        164,052
      Stryker Corp.@              300         24,333
                                        ------------
                                             429,425
                                        ------------

    PERSONAL SERVICES -- 1.0%
      Apollo Group, Inc.
         Cl-A*@                   900   $     57,177
      DeVry, Inc.*@             1,200         29,124
                                        ------------
                                              86,301
                                        ------------

    PHARMACEUTICALS -- 7.8%
      AstraZeneca Group
         PLC [ADR]                500         23,840

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
      GlaxoSmithKline PLC
         [ADR]                  1,700         73,593
      Lilly, (Eli) & Co.        1,700        113,254
      Merck & Co., Inc.         2,100         92,925
      Pfizer, Inc.              9,700        306,520
      Wyeth                     1,800         79,452
                                        ------------
                                             689,584
                                        ------------

    PRINTING & PUBLISHING -- 0.8%
      McGraw-Hill
         Companies, Inc.        1,100         73,645
                                        ------------

    RESTAURANTS -- 0.4%
      Starbucks Corp.*          1,100         34,760
                                        ------------

    RETAIL & MERCHANDISING -- 8.8%
      Bed Bath & Beyond,
         Inc.*@                   900         38,016
      CVS Corp.                   900         31,662
      Dollar General Corp.      3,500         78,645
      Family Dollar
         Stores, Inc.           1,500         65,415
      Home Depot, Inc.          3,200        118,624
      Tiffany & Co.             1,800         85,410
      Wal-Mart Stores,
         Inc.                   3,800        224,010
      Walgreen Co.              2,300         80,086
      Williams-Sonoma,
         Inc.*@                 1,500         52,995
                                        ------------
                                             774,863
                                        ------------

    SEMICONDUCTORS -- 11.7%
      Altera Corp.*             4,600         93,058
      Analog Devices,
         Inc.*                  2,200         97,526
      Applied Materials,
         Inc.*@                 2,400         56,088
      Broadcom Corp.
         Cl-A*@                 1,200         38,340
      Intel Corp.               6,800        224,740
      Linear Technology
         Corp.                  3,300        140,613
      Maxim Integrated
         Products, Inc.@        2,900        144,159
      Microchip
         Technology, Inc.@      1,700         55,607
      Texas Instruments,
         Inc.@                  3,400         98,328
      Xilinx, Inc.*             2,600         82,420
                                        ------------
                                           1,030,879
                                        ------------
    TELECOMMUNICATIONS -- 0.9%
      Nokia Corp. Cl-A
         [ADR]@                 1,300         22,087
      Vodafone Group PLC
         [ADR]@                 2,600         54,990
                                        ------------
                                              77,077
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
TRANSPORTATION -- 0.5%
      Expeditors
         International of
         Washington, Inc.@      1,200   $     45,048
                                        ------------
TOTAL COMMON STOCK
  (Cost $7,525,912)                        8,750,641
                                        ------------

TOTAL LONG-TERM INVESTMENTS
  (Cost $7,525,912)                        8,750,641
                                        ------------


                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 28.6%
  SHORT-TERM INVESTMENT OF CASH COLLATERAL FOR
     SECURITIES LOANED -- 28.6%
     CORPORATE OBLIGATIONS -- 18.3%
      Bear Stearns Co.,
         Inc.
         1.182%, 11/03/03
         [FRN]!              $   336        336,247
      Merrill Lynch & Co.,
         Inc.
         1.18%, 11/03/03          24         23,685
         1.192%, 11/03/03
         [FRN]!                  169        169,457
      Morgan Stanley
         1.12%, 11/03/03
         [FRN]!                  277        277,445
         1.142%, 11/03/03
         [FRN]!                  532        532,171
      Natexis Banques
         Populaires
         1.097%, 11/03/03
         [FRN]!                  161        161,346
      National City Bank of
         Indiana
         1.08%, 11/10/03
         [FRN]!                   21         21,265
      Westdeutsche
         Landesbank
         1.085%, 11/24/03
         [FRN]!                   22         22,227
         1.09%, 11/28/03
         [FRN]!                   73         73,110
                                        -----------
                                          1,616,953
                                        -----------
    COMMERCIAL PAPER -- 5.7%
      Concord Minutemen
         Capital Co.
         1.08%, 11/14/03          41         41,248
         1.08%, 11/18/03          27         26,690
      Crown Point Capital
         Co.
         1.11%, 01/16/04         103        103,200
      Depfa Bank PLC
         1.077%, 11/18/03         39         38,439

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
      Monumental Global
         Funding
         1.12%, 11/28/03         147        147,423
      Transamerica Corp.
         1.06%, 11/05/03         108        108,342
      Tulip Funding Corp.
         1.065%, 11/10/03    $    41    $    41,359
                                        -----------
                                            506,701
                                        -----------
    TIME DEPOSIT -- 2.0%
      Wells Fargo Bank &
         Co.
         1.062%, 11/03/03        180        179,831
                                        -----------
    REPURCHASE AGREEMENT -- 0.8%
      Merrill Lynch & Co.,
         Inc.
         1.06%, dated
         10/31/03, to be
         repurchased on
         11/03/03,
         repurchase price
         $62,703
         (Collateralized by
         Federal Home Loan
         Mortgage Corp.
         5.0%-7.5% maturing
         03/15/24 to
         10/01/33 and
         Federal National
         Mortgage Assoc.
         5.5%-8.315%
         maturing
         07/25/19 to
         06/25/33, par
         value $87,191
         market value
         including accrued
         interest $64,579)        63         62,697
                                        -----------

                              SHARES
                              ------
NON-REGISTERED INVESTMENT COMPANY -- 1.8%
      BlackRock
         Institutional Money
         Market Trust(a)      159,318   $   159,318
                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,525,500)                       2,525,500
                                        -----------
TOTAL INVESTMENTS -- 127.8%
  (Cost $10,051,412; Note 5)             11,276,141
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (27.8%)                (2,452,012)
                                        -----------
NET ASSETS -- 100.0%                    $ 8,824,129
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF DEAM LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                                  PAR
                                 (000)      VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.1%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
    0.93%, 01/29/04#,(2)         $125     $  124,709
                                          ----------
TOTAL INVESTMENTS -- 7.1%
  (Cost $124,712; Note 5)                    124,709
OTHER ASSETS LESS LIABILITIES -- 92.9%     1,638,298
                                          ----------
NET ASSETS -- 100.0%                      $1,763,007
                                          ==========

# Securities with an aggregate market value of $124,709 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2003:

                                         CONTRACTS AT   CONTRACTS
                EXPIRATION   NUMBER OF      TRADE       AT CURRENT    UNREALIZED
DESCRIPTION       MONTH      CONTRACTS    DATE VALUE      VALUE      APPRECIATION
-----------     ----------   ---------   ------------   ----------   ------------
Long Position:
E-mini S&P 500
 Index            12/03         33        $1,687,250    $1,731,510     $44,260
                                                                       =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

ASAF DEAM LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

----------------------------------------------------
                                  PAR
                                 (000)      VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.2%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
    0.93%, 01/29/04#,(2)         $100     $   99,768
                                          ----------
TOTAL INVESTMENTS -- 6.2%
  (Cost $99,772; Note 5)                      99,768
OTHER ASSETS LESS LIABILITIES -- 93.8%     1,610,468
                                          ----------
NET ASSETS -- 100.0%                      $1,710,236
                                          ==========

# Securities with an aggregate market value of $99,768 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2003:

                                         CONTRACTS    CONTRACTS
                EXPIRATION   NUMBER OF    AT TRADE    AT CURRENT    UNREALIZED
DESCRIPTION       MONTH      CONTRACTS   DATE VALUE     VALUE      APPRECIATION
-----------     ----------   ---------   ----------   ----------   ------------
Long Position:
E-mini S&P 500
 Index            12/03         32       $1,631,688   $1,679,041     $47,353
                                                                     =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
ADR         --    American Depositary Receipt
ARM         --    Adjustable Rate Mortgage Security
BRB         --    Brady Bond
CVT         --    Convertible Security
FRB         --    Floating Rate Bond(1)
FRN         --    Floating Rate Note(1)
GDR         --    Global Depositary Receipt
IO          --    Interest Only
LIBOR -- BBA --   London Inter-Bank Offering Rate --
                  British Banking Association
MBIA        --    Municipal Bond Insurance
                  Association
PIK         --    Payment in Kind Security
REIT        --    Real Estate Investment Trust
STEP        --    Stepped Coupon Bond(2)
TBA         --    To be Announced Security
TIPS        --    Treasury Inflation Protection
                  Securities
TRAINS      --    Targeted Return Index Securities
TRACERS     --    Traded Custody Receipts
VR          --    Variable Rate Bond(1)
COUNTRIES/CURRENCIES:
BMD         --    Bermuda/Bermuda Dollar
CAD         --    Canada/Canadian Dollar
CHF         --    Switzerland/Swiss Franc
CNY         --    China/Chinese Renminbi
DEM         --    Germany/Euro Dollar
EUR         --    European Union/Euro Dollar
FRF         --    France/Euro Dollar
GBP         --    United Kingdom/British Pound
IEP         --    Ireland/Euro Dollar
ITL         --    Italy/Euro Dollar
JPY         --    Japan/Japanese Yen
LUX         --    Luxembourg/Euro Dollar
MXP         --    Mexico/Mexican Peso
NLG         --    Netherlands/Euro Dollar
SEK         --    Sweden/Swedish Krona
SGD         --    Singapore/Singapore Dollar

(1) Rates shown for variable and floating rate securities are the coupon rates as of October 31, 2003.

(2) Rates shown are the effective yields at purchase date.

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

Unless otherwise noted, all stocks are common stock
*     Non-income producing security.
+     Illiquid security.
++    4(2) Commercial Paper.
!     Maturity date reflects the next interest rate change date.
++++    Defaulted security. Non-income producing security.
144A Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@     All or a portion of the security was on loan. (See Note 2)
(a)   Security not available to non-institutional buyers.

OCTOBER 31, 2003
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF           ASAF
                                  AMERICAN       AMERICAN        ASAF           ASAF          ASAF
                                   CENTURY       CENTURY         DEAM        FEDERATED      GABELLI
                                INTERNATIONAL   STRATEGIC    INTERNATIONAL   HIGH YIELD    SMALL-CAP
                                   GROWTH        BALANCED       EQUITY          BOND         VALUE
                                    FUND           FUND          FUND           FUND          FUND
                                -------------  ------------  -------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A),
    Including Securities
      Loaned at Value (D)       $ 51,609,557   $168,695,684  $ 43,072,435   $215,159,506  $238,788,623
  Cash                                    --         69,799     5,645,323             --     3,883,037
  Foreign Currency (B)                     5             --            --             --            --
  Deposits with Brokers for
    Written Options on Futures            --             --            --             --            --
  Receivable For:
    Securities Sold                1,440,710          4,145            --        305,250        19,643
    Dividends and Interest           178,751        545,386       105,400      4,877,522       107,693
    Futures Variation Margin              --            750     1,223,588             --            --
    Fund Shares Sold                  38,235        205,715        67,513        708,877       294,809
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                          4,010             --       461,882             --            --
  Unrealized Appreciation on
    Swap Agreements                       --             --            --             --            --
  Receivable from Investment
    Manager                               --             --            --             --            --
  Prepaid Expenses                    26,503         18,992        27,446         31,523        20,706
                                ------------   ------------  ------------   ------------  ------------
      Total Assets                53,297,771    169,540,471    50,603,587    221,082,678   243,114,511
                                ------------   ------------  ------------   ------------  ------------
LIABILITIES:
  Payable to Custodian                    --             --            --             --            --
  Written Options Outstanding,
    at Value (C)                          --             --            --             --            --
  Unrealized Depreciation on
    Swap Agreements                       --             --            --             --            --
  Payable to Investment
    Manager                           58,211         80,978        42,666        106,829       150,531
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                          7,428             --        84,743             --            --
  Payable Upon Return of
    Securities Lent                       --     25,833,141            --             --    33,300,334
  Payable For:
    Securities Purchased           1,185,140      2,512,081            --      3,298,141       199,427
    Fund Shares Redeemed             123,967        108,645        90,867        211,357       371,453
    Futures Variation Margin              --             --            --             --            --
    Distribution Fees                 38,461        105,699        37,658        165,627       155,608
    Deferred Directors
      Compensation                     3,768          5,358         2,674          4,577         5,799
    Accrued Expenses and Other
      Liabilities                    130,146        133,598        95,712        147,414       210,628
    Dividends and
      Distributions                       --             --            --        401,089            --
                                ------------   ------------  ------------   ------------  ------------
      Total Liabilities            1,547,121     28,779,500       354,320      4,335,034    34,393,780
                                ------------   ------------  ------------   ------------  ------------
NET ASSETS                      $ 51,750,650   $140,760,971  $ 50,249,267   $216,747,644  $208,720,731
                                ============   ============  ============   ============  ============
COMPONENTS OF NET ASSETS
Capital Stock, at Par           $      7,929   $     11,888  $      5,540   $     30,018  $     16,375
Additional Paid-In Capital        82,761,343    153,732,135   139,361,856    250,769,774   171,434,997
Undistributed Net Investment
  Income (Loss)                      (73,271)       426,297       (52,600)      (404,664)       21,993
Accumulated Net Realized Gain
  (Loss) on Investments          (41,262,577)   (27,397,684)  (93,871,060)   (40,288,048)   (4,281,204)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                     10,317,226     13,988,335     4,805,531      6,640,564    41,528,570
                                ------------   ------------  ------------   ------------  ------------
NET ASSETS, OCTOBER 31, 2003    $ 51,750,650   $140,760,971  $ 50,249,267   $216,747,644  $208,720,731
                                ============   ============  ============   ============  ============
(A) Investments at Cost         $ 41,306,600   $154,735,999  $ 38,593,813   $208,518,942  $197,260,053
                                ============   ============  ============   ============  ============
(B) Foreign Currency at Cost    $          4   $         --  $         --   $         --  $         --
                                ============   ============  ============   ============  ============
(C) Premiums Received for
  Written Options               $         --   $         --  $         --   $         --  $         --
                                ============   ============  ============   ============  ============
(D) Securities Loaned at Value  $         --   $ 25,085,870  $         --   $         --  $ 31,997,118
                                ============   ============  ============   ============  ============

See Notes to Financial Statements.
 158

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                      ASAF          ASAF
                                    AMERICAN      AMERICAN        ASAF           ASAF         ASAF
                                     CENTURY       CENTURY        DEAM        FEDERATED      GABELLI
                                  INTERNATIONAL   STRATEGIC   INTERNATIONAL   HIGH YIELD    SMALL-CAP
                                     GROWTH       BALANCED       EQUITY          BOND         VALUE
                                      FUND          FUND          FUND           FUND         FUND
                                  -------------  -----------  -------------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets             $12,541,964   $31,492,873   $12,114,611   $ 36,376,675  $46,265,366
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding       1,930,062     2,653,230     1,305,774      5,034,060    3,552,325
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share      $      6.50   $     11.87   $      9.28   $       7.23  $     13.02
                                   ===========   ===========   ===========   ============  ===========
              Maximum Sales
                Charge                   5 3/4%        5 3/4%        5 3/4%         4 1/4%       5 3/4%
                                   -----------   -----------   -----------   ------------  -----------
            Offering Price Per
              Share*               $      6.90   $     12.59   $      9.85   $       7.55  $     13.81
                                   ===========   ===========   ===========   ============  ===========
  Class B:  Net Assets             $19,373,604   $69,655,755   $22,664,355   $127,973,988  $89,930,549
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding       2,962,325     5,885,561     2,514,096     17,731,380    7,096,214
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption Price
              Per Share            $      6.54   $     11.84   $      9.01   $       7.22  $     12.67
                                   ===========   ===========   ===========   ============  ===========
  Class C:  Net Assets             $14,444,504   $23,358,682   $ 9,712,999   $ 37,090,980  $45,825,672
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding       2,213,827     1,974,626     1,081,612      5,132,781    3,620,360
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value and
              Redemption Price
              Per Share            $      6.52   $     11.83   $      8.98   $       7.23  $     12.66
                                   ===========   ===========   ===========   ============  ===========
              Maximum Sales
                Charge                       1%            1%            1%             1%           1%
                                   -----------   -----------   -----------   ------------  -----------
            Offering Price Per
              Share                $      6.59   $     11.95   $      9.07   $       7.30  $     12.79
                                   ===========   ===========   ===========   ============  ===========
  Class X:  Net Assets             $ 5,390,578   $16,253,661   $ 5,757,302   $ 15,306,001  $26,699,144
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding         822,756     1,374,347       639,149      2,121,378    2,106,226
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $      6.55   $     11.83   $      9.01   $       7.22  $     12.68
                                   ===========   ===========   ===========   ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2003
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                     ASAF                                        ASAF
                                    GOLDMAN          ASAF                       PIMCO          ASAF
                                     SACHS         INVESCO         ASAF         TOTAL          PBHG
                                 CONCENTRATED      CAPITAL        MONEY         RETURN       SMALL-CAP
                                    GROWTH          INCOME        MARKET         BOND         GROWTH
                                     FUND            FUND          FUND          FUND          FUND
                                ---------------  ------------  ------------  ------------  -------------
ASSETS:
  Investments in Securities at
    Value (A), Including
    Securities Loaned at Value
    (D)                         $   605,048,395  $210,674,784  $301,410,749  $494,177,543  $ 155,982,959
  Cash                                6,065,903            --            --        21,024             --
  Foreign Currency (B)                       --            --            --        20,728             --
  Deposits with Brokers for
    Written Options on Futures               --            --            --         2,759             --
  Receivable For:
    Securities Sold                          --    10,661,554            --    18,885,053      2,652,213
    Dividends and Interest              350,905       498,441       561,479     2,652,401         20,986
    Futures Variation Margin                 --            --            --       188,141             --
    Fund Shares Sold                    136,106        79,510     1,393,243       452,858        101,823
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                                --            --            --         7,180             --
  Unrealized Appreciation on
    Swap Agreements                          --            --            --       327,858             --
  Receivable from Investment
    Manager                                  --            --            --            --             --
  Prepaid Expenses                       23,875        17,932        41,083        32,702         17,127
                                ---------------  ------------  ------------  ------------  -------------
      Total Assets                  611,625,184   221,932,221   303,406,554   516,768,247    158,775,108
                                ---------------  ------------  ------------  ------------  -------------
LIABILITIES:
  Payable to Custodian                       --            --            --            --             --
  Written Options Outstanding,
    at Value (C)                             --            --            --     1,549,825             --
  Unrealized Depreciation on
    Swap Agreements                          --            --            --        14,352             --
  Payable to Investment
    Manager                             249,049       107,696       133,536       268,304         56,653
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                                --            --            --         6,767             --
  Payable Upon Return of
    Securities Lent                  86,425,113    17,208,759            --            --     28,749,033
  Payable For:
    Securities Purchased              1,254,086     9,440,785     4,999,624    42,786,514      2,194,885
    Fund Shares Redeemed              2,054,909       254,171     3,893,354     1,594,789        138,363
    Futures Variation Margin                 --            --            --            --             --
    Distribution Fees                   400,095       149,762       213,890       362,440         93,062
    Deferred Directors
      Compensation                       57,971        12,674        28,109        22,728          6,487
    Accrued Expenses and Other
      Liabilities                       787,229       202,235        81,167       334,615        138,962
    Dividends and
      Distributions                          --            --         1,702       971,972             --
                                ---------------  ------------  ------------  ------------  -------------
      Total Liabilities              91,228,452    27,376,082     9,351,382    47,912,306     31,377,445
                                ---------------  ------------  ------------  ------------  -------------
NET ASSETS                      $   520,396,732  $194,556,139  $294,055,172  $468,855,941  $ 127,397,663
                                ===============  ============  ============  ============  =============
COMPONENTS OF NET ASSETS
Capital Stock, at Par           $        53,061  $     16,545  $    294,055  $     43,463  $      11,174
Additional Paid-In Capital        1,510,246,781   235,598,959   293,760,969   452,382,929    235,290,487
Undistributed Net Investment
  Income (Loss)                         (57,971)      202,954            --     5,729,426         (6,487)
Accumulated Net Realized Gain
  (Loss) on Investments          (1,030,323,354)  (48,325,055)          148     4,490,024   (144,856,749)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                        40,478,215     7,062,736            --     6,210,099     36,959,238
                                ---------------  ------------  ------------  ------------  -------------
NET ASSETS, OCTOBER 31, 2003    $   520,396,732  $194,556,139  $294,055,172  $468,855,941  $ 127,397,663
                                ===============  ============  ============  ============  =============
(A) Investments at Cost         $   564,570,180  $203,612,048  $301,410,749  $490,162,584  $ 119,023,721
                                ===============  ============  ============  ============  =============
(B) Foreign Currency at Cost    $            --  $         --  $         --  $     20,485  $          --
                                ===============  ============  ============  ============  =============
(C) Premiums Received for
  Written Options               $            --  $         --  $         --  $  2,223,818  $          --
                                ===============  ============  ============  ============  =============
(D) Securities Loaned at Value  $    84,007,025  $ 16,706,880  $         --  $         --  $  27,396,202
                                ===============  ============  ============  ============  =============

See Notes to Financial Statements.
 160

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                       ASAF                                        ASAF
                                      GOLDMAN          ASAF                       PIMCO          ASAF
                                       SACHS         INVESCO         ASAF         TOTAL          PBHG
                                   CONCENTRATED      CAPITAL        MONEY         RETURN      SMALL-CAP
                                      GROWTH          INCOME        MARKET         BOND         GROWTH
                                       FUND            FUND          FUND          FUND          FUND
                                  ---------------  ------------  ------------  ------------  ------------
NET ASSET VALUE:
  Class A:  Net Assets            $   102,836,999  $ 37,203,453  $103,227,895  $ 97,835,990  $ 29,515,856
                                  ---------------  ------------  ------------  ------------  ------------
            Shares Outstanding          9,359,132     3,168,820   103,226,019     8,998,334     2,528,773
                                  ---------------  ------------  ------------  ------------  ------------
            Net Asset Value and
              Redemption
              Price Per Share     $         10.99  $      11.74  $       1.00  $      10.87  $      11.67
                                  ===============  ============  ============  ============  ============
              Maximum Sales
                Charge                      5 3/4%        5 3/4%            0%        4 1/4%        5 3/4%
                                  ---------------  ------------  ------------  ------------  ------------
            Offering Price Per
              Share*              $         11.66  $      12.46  $       1.00  $      11.35  $      12.38
                                  ===============  ============  ============  ============  ============
  Class B:  Net Assets            $   283,004,663  $ 91,941,624  $120,171,589  $247,291,206  $ 58,731,153
                                  ---------------  ------------  ------------  ------------  ------------
            Shares Outstanding         29,605,914     7,814,004   120,175,585    22,972,405     5,188,509
                                  ---------------  ------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $          9.56  $      11.77  $       1.00  $      10.76  $      11.32
                                  ===============  ============  ============  ============  ============
  Class C:  Net Assets            $    87,291,226  $ 39,614,091  $ 45,722,683  $ 86,927,296  $ 24,850,008
                                  ---------------  ------------  ------------  ------------  ------------
            Shares Outstanding          9,157,112     3,367,988    45,722,262     8,077,050     2,194,047
                                  ---------------  ------------  ------------  ------------  ------------
            Net Asset Value and
              Redemption
              Price Per Share     $          9.53  $      11.76  $       1.00  $      10.76  $      11.33
                                  ===============  ============  ============  ============  ============
              Maximum Sales
                Charge                          1%            1%            1%            1%            1%
                                  ---------------  ------------  ------------  ------------  ------------
            Offering Price Per
              Share               $          9.63  $      11.88  $       1.01  $      10.87  $      11.44
                                  ===============  ============  ============  ============  ============
  Class X:  Net Assets            $    47,263,844  $ 25,796,971  $ 24,933,005  $ 36,801,449  $ 14,300,646
                                  ---------------  ------------  ------------  ------------  ------------
            Shares Outstanding          4,937,580     2,194,635    24,932,750     3,414,495     1,263,025
                                  ---------------  ------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $          9.57  $      11.75  $       1.00  $      10.78  $      11.32
                                  ===============  ============  ============  ============  ============

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2003
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                  ASAF          ASAF                          ASAF
                                                ALLIANCE       WILLIAM         ASAF         NEUBERGER
                                    ASAF         GROWTH         BLAIR         MARSICO        BERMAN
                                  ALLIANCE        AND       INTERNATIONAL     CAPITAL        MID-CAP
                                   GROWTH        INCOME        GROWTH         GROWTH         GROWTH
                                    FUND          FUND          FUND           FUND           FUND
                                ------------  ------------  -------------  -------------  -------------
ASSETS:
  Investments in Securities at
    Value (A), Including
    Securities Loaned at Value
    (D)                         $89,671,364   $272,970,178  $ 152,377,619  $ 817,381,392  $ 212,029,516
  Cash                                   --             --      1,127,969             --         35,206
  Foreign Currency (B)                   --             --      1,425,012             --             --
  Deposits with Brokers for
    Written Options on Futures           --             --             --             --             --
  Receivable For:
    Securities Sold                 604,227      2,711,613             --      9,701,769      1,139,008
    Dividends and Interest           76,229        344,651        311,651        605,499         21,975
    Futures Variation Margin             --             --             --             --             --
    Fund Shares Sold                 42,482        204,674        415,359      2,004,488        197,469
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --             --             --             --             --
  Unrealized Appreciation on
    Swap Agreements                      --             --             --             --             --
  Receivable from Investment
    Manager                              --             --             --             --             --
  Prepaid Expenses                   10,614          9,278         10,751         30,191         22,331
                                ------------  ------------  -------------  -------------  -------------
      Total Assets               90,404,916    276,240,394    155,668,361    829,723,339    213,445,505
                                ------------  ------------  -------------  -------------  -------------
LIABILITIES:
  Payable to Custodian                   --             --             --             --             --
  Written Options Outstanding,
    at Value (C)                         --             --             --             --             --
  Unrealized Depreciation on
    Swap Agreements                      --             --             --             --             --
  Payable to Investment
    Manager                          29,301        153,055        113,733        521,757         71,065
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                            --             --             --        190,963             --
  Payable Upon Return of
    Securities Lent              10,613,324     18,817,004             --    117,349,034     50,154,316
  Payable For:
    Securities Purchased            599,033      2,761,985             --     10,006,648      1,123,105
    Fund Shares Redeemed             30,629        168,856        371,266        508,837        200,522
    Futures Variation Margin             --             --             --             --             --
    Distribution Fees                59,220        190,829        115,824        517,622        116,565
    Deferred Directors
      Compensation                    3,560          8,419          9,064         22,816          6,901
    Accrued Expenses and Other
      Liabilities                    93,727        246,723        299,185        524,634        217,676
    Dividends and
      Distributions                      --             --             --             --             --
                                ------------  ------------  -------------  -------------  -------------
      Total Liabilities          11,428,794     22,346,871        909,072    129,642,311     51,890,150
                                ------------  ------------  -------------  -------------  -------------
NET ASSETS                      $78,976,122   $253,893,523  $ 154,759,289  $ 700,081,028  $ 161,555,355
                                ============  ============  =============  =============  =============
COMPONENTS OF NET ASSETS
Capital Stock, at Par           $     9,287   $     21,455  $      14,697  $      54,790  $      12,617
Additional Paid-In Capital      157,478,385    293,324,495    303,636,844    788,484,147    324,250,505
Undistributed Net Investment
  Income (Loss)                      (3,560)        (8,419)    (1,533,237)       168,147         (6,902)
Accumulated Net Realized Gain
  (Loss) on Investments         (87,161,554)   (69,227,071)  (189,222,625)  (268,284,378)  (200,538,705)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                     8,653,564     29,783,063     41,863,610    179,658,322     37,837,840
                                ------------  ------------  -------------  -------------  -------------
NET ASSETS, OCTOBER 31, 2003    $78,976,122   $253,893,523  $ 154,759,289  $ 700,081,028  $ 161,555,355
                                ============  ============  =============  =============  =============
(A) Investments at Cost         $81,017,800   $243,187,115  $ 110,484,781  $ 637,536,228  $ 174,191,676
                                ============  ============  =============  =============  =============
(B) Foreign Currency at Cost    $        --   $         --  $   1,399,863  $          --  $          --
                                ============  ============  =============  =============  =============
(C) Premiums Received for
  Written Options               $        --   $         --  $          --  $          --  $          --
                                ============  ============  =============  =============  =============
(D) Securities Loaned at Value  $10,259,965   $ 18,285,618  $          --  $ 114,216,045  $  48,631,660
                                ============  ============  =============  =============  =============

See Notes to Financial Statements.
 162

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                   ASAF          ASAF                        ASAF
                                                 ALLIANCE       WILLIAM         ASAF       NEUBERGER
                                     ASAF         GROWTH         BLAIR        MARSICO       BERMAN
                                   ALLIANCE        AND       INTERNATIONAL    CAPITAL       MID-CAP
                                    GROWTH        INCOME        GROWTH         GROWTH       GROWTH
                                     FUND          FUND          FUND           FUND         FUND
                                  -----------  ------------  -------------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $18,200,847  $ 55,064,013   $31,740,979   $148,051,946  $41,453,875
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     2,092,888      4,656,440     2,961,326    11,350,721     3,174,499
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     8.70   $      11.83   $     10.72   $     13.04   $     13.06
                                  ===========  ============   ===========   ============  ===========
              Maximum Sales
                Charge                 5 3/4%         5 3/4%        5 3/4%        5 3/4%        5 3/4%
                                  -----------  ------------   -----------   ------------  -----------
            Offering Price Per
              Share*              $     9.23   $      12.55   $     11.37   $     13.84   $     13.86
                                  ===========  ============   ===========   ============  ===========
  Class B:  Net Assets            $34,312,739  $116,210,602   $68,264,567   $320,738,365  $75,884,050
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     4,057,575     10,034,486     6,515,651    25,223,615     5,965,793
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     8.46   $      11.58   $     10.48   $     12.72   $     12.72
                                  ===========  ============   ===========   ============  ===========
  Class C:  Net Assets            $16,685,451  $ 53,779,102   $34,245,422   $178,254,579  $29,445,742
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     1,978,542      4,647,998     3,262,214    14,033,673     2,314,680
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     8.43   $      11.57   $     10.50   $     12.70   $     12.72
                                  ===========  ============   ===========   ============  ===========
              Maximum Sales
                Charge                     1%             1%            1%            1%            1%
                                  -----------  ------------   -----------   ------------  -----------
            Offering Price Per
              Share               $     8.52   $      11.69   $     10.61   $     12.83   $     12.85
                                  ===========  ============   ===========   ============  ===========
  Class X:  Net Assets            $9,777,085   $ 28,839,806   $20,508,321   $53,036,138   $14,771,688
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     1,157,994      2,494,150     1,957,322     4,178,286     1,162,152
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     8.44   $      11.56   $     10.48   $     12.69   $     12.71
                                  ===========  ============   ===========   ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2003
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF          ASAF          ASAF
                                 NEUBERGER        MFS         SANFORD         ASAF           ASAF
                                   BERMAN        GROWTH      BERNSTEIN       STRONG          DEAM
                                  MID-CAP         WITH        MANAGED     INTERNATIONAL   SMALL-CAP
                                   VALUE         INCOME      INDEX 500       EQUITY         GROWTH
                                    FUND          FUND          FUND          FUND           FUND
                                ------------  ------------  ------------  -------------  ------------
ASSETS:
  Investments in Securities at
    Value (A), Including
    Securities Loaned at Value
    (D)                         $249,131,872  $ 48,114,129  $173,993,995  $ 46,426,830   $ 59,110,039
  Cash                                    --            --            --       589,309      1,168,531
  Foreign Currency (B)                    --            --            --            --             --
  Deposits with Brokers for
    Written Options on Futures            --            --            --            --             --
  Receivable For:
    Securities Sold                3,384,392       522,169       778,684       393,205             --
    Dividends and Interest            86,038        44,561       191,029       105,996          9,893
    Futures Variation Margin              --            --            --            --             --
    Fund Shares Sold                 489,318        38,019       392,961        47,665         89,084
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            40            --         2,261             --
  Unrealized Appreciation on
    Swap Agreements                       --            --            --            --             --
  Receivable from Investment
    Manager                               --            --            --            --             --
  Prepaid Expenses                    18,753        20,157        25,711        29,251         21,867
                                ------------  ------------  ------------  ------------   ------------
      Total Assets               253,110,373    48,739,075   175,382,380    47,594,517     60,399,414
                                ------------  ------------  ------------  ------------   ------------
LIABILITIES:
  Payable to Custodian                    --            --            --            --             --
  Written Options Outstanding,
    at Value (C)                          --            --            --            --             --
  Unrealized Depreciation on
    Swap Agreements                       --            --            --            --             --
  Payable to Investment
    Manager                          144,160        10,315        80,163        23,634         19,843
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                             --           890            --            --             --
  Payable Upon Return of
    Securities Lent               33,822,457     8,626,189    21,565,192            --      7,002,320
  Payable For:
    Securities Purchased           1,493,395       449,218       632,035       248,917             --
    Fund Shares Redeemed             305,316        93,218       258,302       297,580        282,359
    Futures Variation Margin              --            --            --            --          5,500
    Distribution Fees                157,868        29,258       114,702        33,415         37,521
    Deferred Directors
      Compensation                     6,098         1,479         3,884         2,130          1,887
    Accrued Expenses and Other
      Liabilities                    178,409        45,347       120,373        66,095         75,988
    Dividends and
      Distributions                       --            --            --            --             --
                                ------------  ------------  ------------  ------------   ------------
      Total Liabilities           36,107,703     9,255,914    22,774,651       671,771      7,425,418
                                ------------  ------------  ------------  ------------   ------------
NET ASSETS                      $217,002,670  $ 39,483,161  $152,607,729  $ 46,922,746   $ 52,973,996
                                ============  ============  ============  ============   ============
COMPONENTS OF NET ASSETS
Capital Stock, at Par           $     13,160  $      5,136  $     18,638  $      8,025   $     10,616
Additional Paid-In Capital       178,146,256    52,859,214   178,208,710    70,757,834     86,632,657
Undistributed Net Investment
  Income (Loss)                       (6,098)       (1,479)        2,125        (2,130)        (1,739)
Accumulated Net Realized Gain
  (Loss) on Investments            2,345,509   (16,758,836)  (30,152,193)  (31,467,138)   (42,475,970)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                     36,503,843     3,379,126     4,530,449     7,626,155      8,808,432
                                ------------  ------------  ------------  ------------   ------------
NET ASSETS, OCTOBER 31, 2003    $217,002,670  $ 39,483,161  $152,607,729  $ 46,922,746   $ 52,973,996
                                ============  ============  ============  ============   ============
(A) Investments at Cost         $212,628,029  $ 44,735,604  $169,463,546  $ 38,806,179   $ 50,320,658
                                ============  ============  ============  ============   ============
(B) Foreign Currency at Cost    $         --  $         --  $         --  $         --   $         --
                                ============  ============  ============  ============   ============
(C) Premiums Received for
  Written Options               $         --  $         --  $         --  $         --   $         --
                                ============  ============  ============  ============   ============
(D) Securities Loaned at Value  $ 32,939,500  $  8,333,723  $ 20,854,549  $         --   $  6,610,621
                                ============  ============  ============  ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                      ASAF         ASAF         ASAF
                                   NEUBERGER        MFS        SANFORD        ASAF          ASAF
                                     BERMAN       GROWTH      BERNSTEIN      STRONG         DEAM
                                    MID-CAP        WITH        MANAGED    INTERNATIONAL   SMALL-CAP
                                     VALUE        INCOME      INDEX 500      EQUITY        GROWTH
                                      FUND         FUND         FUND          FUND          FUND
                                  ------------  -----------  -----------  -------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $ 51,800,859  $ 9,764,315  $31,578,555   $15,708,902   $15,297,172
                                  ------------  -----------  -----------   -----------   -----------
            Shares Outstanding       3,084,891    1,251,774    3,797,722     2,651,737     3,025,205
                                  ------------  -----------  -----------   -----------   -----------
            Net Asset Value and
              Redemption
              Price Per Share     $      16.79  $      7.80  $      8.32   $      5.92   $      5.06
                                  ============  ===========  ===========   ===========   ===========
              Maximum Sales
                Charge                   5 3/4%       5 3/4%       5 3/4%        5 3/4%        5 3/4%
                                  ------------  -----------  -----------   -----------   -----------
            Offering Price
              Per Share*          $      17.81  $      8.28  $      8.83   $      6.28   $      5.37
                                  ============  ===========  ===========   ===========   ===========
  Class B:  Net Assets            $102,710,873  $18,874,872  $77,501,851   $16,999,573   $22,009,795
                                  ------------  -----------  -----------   -----------   -----------
            Shares Outstanding       6,262,493    2,466,426    9,503,086     2,923,011     4,436,473
                                  ------------  -----------  -----------   -----------   -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $      16.40  $      7.65  $      8.16   $      5.82   $      4.96
                                  ============  ===========  ===========   ===========   ===========
  Class C:  Net Assets            $ 42,699,594  $ 7,909,129  $36,068,573   $ 9,973,924   $11,580,248
                                  ------------  -----------  -----------   -----------   -----------
            Shares Outstanding       2,602,942    1,034,177    4,422,395     1,720,562     2,332,346
                                  ------------  -----------  -----------   -----------   -----------
            Net Asset Value and
              Redemption
              Price Per Share     $      16.40  $      7.65  $      8.16   $      5.80   $      4.97
                                  ============  ===========  ===========   ===========   ===========
              Maximum Sales
                Charge                       1%           1%           1%            1%            1%
                                  ------------  -----------  -----------   -----------   -----------
            Offering Price
              Per Share           $      16.57  $      7.73  $      8.24   $      5.86   $      5.02
                                  ============  ===========  ===========   ===========   ===========
  Class X:  Net Assets            $ 19,791,344  $ 2,934,845  $ 7,458,750   $ 4,240,347   $ 4,086,781
                                  ------------  -----------  -----------   -----------   -----------
            Shares Outstanding       1,209,247      383,908      915,692       728,832       821,952
                                  ------------  -----------  -----------   -----------   -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $      16.37  $      7.64  $      8.15   $      5.82   $      4.97
                                  ============  ===========  ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2003
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                ASAF
                                    ASAF          ASAF        GOLDMAN                       ASAF
                                   ALGER        GABELLI        SACHS          ASAF        PROFUND
                                  ALL-CAP       ALL-CAP       MID-CAP       INVESCO       MANAGED
                                   GROWTH        VALUE         GROWTH      TECHNOLOGY       OTC
                                    FUND          FUND          FUND          FUND          FUND
                                ------------  ------------  ------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A),
    Including Securities
    Loaned at Value (D)         $ 49,377,369  $112,067,660  $ 39,059,124  $ 36,951,884  $ 56,820,140
  Cash                                    --            --       608,834            29     1,911,286
  Foreign Currency (B)                    --            --            --            --            --
  Deposits with Brokers for
    Written Options on Futures            --            --            --            --            --
  Receivable For:
    Securities Sold                1,605,718       239,728       211,222        32,638            --
    Dividends and Interest            23,625        90,150         2,197         4,328        24,561
    Futures Variation Margin              --            --            --            --            --
    Fund Shares Sold                   8,188        91,546        32,371       134,655       294,244
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --            --            --
  Unrealized Appreciation on
    Swap Agreements                       --            --            --            --            --
  Receivable from Investment
    Manager                               --            --            --            --            --
  Prepaid Expenses                    14,993        17,162        10,145        15,138        17,935
                                ------------  ------------  ------------  ------------  ------------
      Total Assets                51,029,893   112,506,246    39,923,893    37,138,672    59,068,166
                                ------------  ------------  ------------  ------------  ------------
LIABILITIES:
  Payable to Custodian                    --            --            --            --            --
  Written Options Outstanding,
    at Value (C)                          --            --            --         1,275            --
  Unrealized Depreciation on
    Swap Agreements                       --            --            --            --            --
  Payable to Investment
    Manager                           10,450        46,302         3,837         1,506        17,188
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --            --            --
  Payable Upon Return of
    Securities Lent               15,083,637    28,353,427    11,958,612    11,396,787    17,101,964
  Payable For:
    Securities Purchased           2,126,892       742,783        78,953       218,452            --
    Fund Shares Redeemed              69,060       168,940        75,796        22,980       239,067
    Futures Variation Margin              --            --            --            --        71,692
    Distribution Fees                 24,930        58,577        19,053        17,864        30,484
    Deferred Directors
      Compensation                       942         2,573           873           824           889
    Accrued Expenses and Other
      Liabilities                     48,184        80,588        38,424        57,284        44,176
    Dividends and
      Distributions                       --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------
      Total Liabilities           17,364,095    29,453,190    12,175,548    11,716,972    17,505,460
                                ------------  ------------  ------------  ------------  ------------
NET ASSETS                      $ 33,665,798  $ 83,053,056  $ 27,748,345  $ 25,421,700  $ 41,562,706
                                ============  ============  ============  ============  ============
COMPONENTS OF NET ASSETS
Capital Stock, at Par           $      5,587  $      8,273  $      7,202  $      9,266  $     17,071
Additional Paid-In Capital        46,475,913    87,560,155    48,534,875    63,847,060    79,556,382
Undistributed Net Investment
  Income (Loss)                         (941)       (2,573)         (873)         (824)         (889)
Accumulated Net Realized Gain
  (Loss) on Investments          (17,916,620)  (12,852,522)  (25,329,534)  (44,038,825)  (41,142,983)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      5,101,859     8,339,723     4,536,675     5,605,023     3,133,125
                                ------------  ------------  ------------  ------------  ------------
NET ASSETS, OCTOBER 31, 2003    $ 33,665,798  $ 83,053,056  $ 27,748,345  $ 25,421,700  $ 41,562,706
                                ============  ============  ============  ============  ============
(A) Investments at Cost         $ 44,275,510  $103,727,937  $ 34,522,449  $ 31,348,701  $ 54,323,033
                                ============  ============  ============  ============  ============
(B) Foreign Currency at Cost    $         --  $         --  $         --  $         --  $         --
                                ============  ============  ============  ============  ============
(C) Premiums Received for
  Written Options               $         --  $         --  $         --  $      3,115  $         --
                                ============  ============  ============  ============  ============
(D) Securities Loaned at Value  $ 14,483,234  $ 27,077,252  $ 11,589,213  $ 10,998,572  $ 16,477,827
                                ============  ============  ============  ============  ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                               ASAF
                                     ASAF         ASAF       GOLDMAN                   ASAF
                                     ALGER       GABELLI      SACHS        ASAF       PROFUND
                                    ALL-CAP      ALL-CAP     MID-CAP     INVESCO      MANAGED
                                    GROWTH        VALUE       GROWTH    TECHNOLOGY      OTC
                                     FUND         FUND         FUND        FUND        FUND
                                  -----------  -----------  ----------  ----------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $ 8,073,611  $25,014,439  $8,839,061  $7,452,310  $ 9,160,838
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding      1,326,379    2,465,805   2,271,802  2,674,735     3,732,152
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $      6.09  $     10.14  $     3.89  $    2.79   $      2.45
                                  ===========  ===========  ==========  ==========  ===========
              Maximum Sales
                Charge                  5 3/4%       5 3/4%      5 3/4%     5 3/4%        5 3/4%
                                  -----------  -----------  ----------  ----------  -----------
            Offering Price
              Per Share*          $      6.46  $     10.76  $     4.13  $    2.96   $      2.60
                                  ===========  ===========  ==========  ==========  ===========
  Class B:  Net Assets            $14,136,425  $34,651,323  $9,777,273  $9,694,019  $17,119,784
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding      2,354,142    3,466,615   2,547,323  3,565,018     7,038,109
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $      6.00  $     10.00  $     3.84  $    2.72   $      2.43
                                  ===========  ===========  ==========  ==========  ===========
  Class C:  Net Assets            $ 9,133,144  $18,317,246  $7,082,650  $6,651,131  $13,525,739
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding      1,519,477    1,832,230   1,847,696  2,433,746     5,578,767
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $      6.01  $     10.00  $     3.83  $    2.73   $      2.42
                                  ===========  ===========  ==========  ==========  ===========
              Maximum Sales
                Charge                      1%           1%          1%         1%            1%
                                  -----------  -----------  ----------  ----------  -----------
            Offering Price
              Per Share           $      6.07  $     10.10  $     3.87  $    2.76   $      2.44
                                  ===========  ===========  ==========  ==========  ===========
  Class X:  Net Assets            $ 2,322,618  $ 5,070,048  $2,049,361  $1,624,240  $ 1,756,345
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding        387,149      507,483     535,148    593,230       721,877
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $      6.00  $      9.99  $     3.83  $    2.74   $      2.43
                                  ===========  ===========  ==========  ==========  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2003
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ASAF                      ASAF         ASAF
                                 ALLIANCE/      ASAF        SANFORD      T. ROWE       ASAF        ASAF
                                 BERNSTEIN     INVESCO     BERNSTEIN      PRICE        DEAM        DEAM
                                 GROWTH +      HEALTH        CORE          TAX      LARGE-CAP   LARGE-CAP
                                   VALUE      SCIENCES       VALUE       MANAGED      GROWTH      VALUE
                                   FUND         FUND         FUND         FUND         FUND        FUND
                                -----------  -----------  -----------  -----------  ----------  ----------
ASSETS:
  Investments in Securities at
    Value (A), Including
    Securities Loaned at Value
    (D)                         $19,425,527  $23,570,475  $53,558,127  $11,276,141  $  124,709  $   99,768
  Cash                                   --           --           --           --   1,638,622   1,612,382
  Foreign Currency (B)                   --           --           --           --          --          --
  Deposits with Brokers for
    Written Options on Futures           --           --           --           --          --          --
  Receivable For:
    Securities Sold                      --      170,418      131,253       54,648          --          --
    Dividends and Interest           18,006       11,169       67,708        9,313         452         457
    Futures Variation Margin             --           --           --           --       1,650       1,600
    Fund Shares Sold                 15,649        6,660      117,729       49,018       5,539       1,011
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --           --           --           --          --          --
  Unrealized Appreciation on
    Swap Agreements                      --           --           --           --          --          --
  Receivable from Investment
    Manager                           4,290           --           --       10,346       7,593      12,027
  Prepaid Expenses                   16,111       16,813       20,170       17,973       5,518       4,569
                                -----------  -----------  -----------  -----------  ----------  ----------
      Total Assets               19,479,583   23,775,535   53,894,987   11,417,439   1,784,083   1,731,814
                                -----------  -----------  -----------  -----------  ----------  ----------
LIABILITIES:
  Payable to Custodian                   --           --           --       24,046          --          --
  Written Options Outstanding,
    at Value (C)                         --           --           --           --          --          --
  Unrealized Depreciation on
    Swap Agreements                      --           --           --           --          --          --
  Payable to Investment
    Manager                              --        5,246        2,065           --          --          --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                            --           --           --           --          --          --
  Payable Upon Return of
    Securities Lent               5,178,025    5,269,951   12,389,205    2,525,500          --          --
  Payable For:
    Securities Purchased                 --       53,824      346,818           --          --          --
    Fund Shares Redeemed             12,679       36,802      165,626       10,938          --          --
    Futures Variation Margin             --           --           --           --          --          --
    Distribution Fees                10,522       13,437       30,907        6,859       1,244       1,267
    Deferred Directors
      Compensation                      380          562          661          149          19          17
    Accrued Expenses and Other
      Liabilities                    30,147       32,654       40,108       25,818      19,813      20,294
    Dividends and
      Distributions                      --           --           --           --          --          --
                                -----------  -----------  -----------  -----------  ----------  ----------
      Total Liabilities           5,231,753    5,412,476   12,975,390    2,593,310      21,076      21,578
                                -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS                      $14,247,830  $18,363,059  $40,919,597  $ 8,824,129  $1,763,007  $1,710,236
                                ===========  ===========  ===========  ===========  ==========  ==========
COMPONENTS OF NET ASSETS
Capital Stock, at Par           $     1,533  $     1,760  $     3,734  $     1,039  $      184  $      181
Additional Paid-In Capital       15,746,400   19,560,397   37,806,857    8,729,498   1,551,342   1,564,600
Undistributed Net Investment
  Income (Loss)                        (380)        (562)     129,229         (149)        (17)        (17)
Accumulated Net Realized Gain
  (Loss) on Investments          (2,144,065)  (3,872,458)    (652,789)  (1,130,988)    167,241      98,122
Net Unrealized Appreciation
  (Depreciation) on
  Investments                       644,342    2,673,922    3,632,566    1,224,729      44,257      47,350
                                -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS, OCTOBER 31, 2003    $14,247,830  $18,363,059  $40,919,597  $ 8,824,129   1,763,007  $1,710,236
                                ===========  ===========  ===========  ===========  ==========  ==========
(A) Investments at Cost         $18,781,185  $20,896,553  $49,925,561  $10,051,412  $  124,712  $   99,772
                                ===========  ===========  ===========  ===========  ==========  ==========
(B) Foreign Currency at Cost    $        --  $        --  $        --  $        --  $       --  $       --
                                ===========  ===========  ===========  ===========  ==========  ==========
(C) Premiums Received for
  Written Options               $        --  $        --  $        --  $        --  $       --  $       --
                                ===========  ===========  ===========  ===========  ==========  ==========
(D) Securities Loaned at Value  $ 5,003,211  $ 5,120,587  $11,983,608  $ 2,447,301  $       --  $       --
                                ===========  ===========  ===========  ===========  ==========  ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF                    ASAF         ASAF
                                  ALLIANCE/      ASAF       SANFORD     T. ROWE      ASAF       ASAF
                                  BERNSTEIN    INVESCO     BERNSTEIN     PRICE       DEAM       DEAM
                                   GROWTH +     HEALTH       CORE         TAX      LARGE-CAP  LARGE-CAP
                                    VALUE      SCIENCES      VALUE      MANAGED     GROWTH      VALUE
                                     FUND        FUND        FUND         FUND       FUND       FUND
                                  ----------  ----------  -----------  ----------  ---------  ---------
NET ASSET VALUE:
  Class A:  Net Assets            $3,654,554  $5,035,689  $ 8,449,599  $1,342,278  $463,016   $330,231
                                  ----------  ----------  -----------  ----------  ---------  --------
            Shares Outstanding       388,987     478,730      768,625     144,333    47,939     34,905
                                  ----------  ----------  -----------  ----------  ---------  --------
            Net Asset Value and
              Redemption
              Price Per Share     $     9.40  $    10.52  $     10.99  $     9.30  $   9.66   $   9.46
                                  ==========  ==========  ===========  ==========  =========  ========
              Maximum Sales
                Charge                 5 3/4%      5 3/4%       5 3/4%      5 3/4%    5 3/4%     5 3/4%
                                  ----------  ----------  -----------  ----------  ---------  --------
            Offering Price Per
              Share*              $     9.97  $    11.16  $     11.66  $     9.87  $  10.25   $  10.04
                                  ==========  ==========  ===========  ==========  =========  ========
  Class B:  Net Assets            $6,430,729  $7,374,638  $15,303,658  $2,693,613  $663,462   $818,443
                                  ----------  ----------  -----------  ----------  ---------  --------
            Shares Outstanding       694,507     710,668    1,397,447     293,566    69,326     86,981
                                  ----------  ----------  -----------  ----------  ---------  --------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     9.26  $    10.38  $     10.95  $     9.18  $   9.57   $   9.41
                                  ==========  ==========  ===========  ==========  =========  ========
  Class C:  Net Assets            $2,948,659  $4,427,038  $14,337,304  $4,629,494  $463,690   $428,254
                                  ----------  ----------  -----------  ----------  ---------  --------
            Shares Outstanding       318,342     425,613    1,309,842     503,928    48,387     45,515
                                  ----------  ----------  -----------  ----------  ---------  --------
            Net Asset Value and
              Redemption
              Price Per Share     $     9.26  $    10.40  $     10.95  $     9.19  $   9.58   $   9.41
                                  ==========  ==========  ===========  ==========  =========  ========
              Maximum Sales
                Charge                     1%          1%           1%          1%        1%         1%
                                  ----------  ----------  -----------  ----------  ---------  --------
            Offering Price Per
              Share               $     9.35  $    10.51  $     11.06  $     9.28  $   9.68   $   9.51
                                  ==========  ==========  ===========  ==========  =========  ========
  Class X:  Net Assets            $1,213,888  $1,525,694  $ 2,829,036  $  158,744  $172,839   $133,308
                                  ----------  ----------  -----------  ----------  ---------  --------
            Shares Outstanding       130,993     146,659      258,428      17,310    18,197     14,187
                                  ----------  ----------  -----------  ----------  ---------  --------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     9.27  $    10.40  $     10.95  $     9.17  $   9.50   $   9.40
                                  ==========  ==========  ===========  ==========  =========  ========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2003
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    ASAF           ASAF
                                                  AMERICAN       AMERICAN         ASAF           ASAF          ASAF
                                                   CENTURY        CENTURY         DEAM         FEDERATED      GABELLI
                                                INTERNATIONAL    STRATEGIC    INTERNATIONAL   HIGH YIELD     SMALL-CAP
                                                   GROWTH        BALANCED        EQUITY          BOND          VALUE
                                                    FUND           FUND           FUND           FUND          FUND
                                                -------------   -----------   -------------   -----------   -----------
INVESTMENT INCOME:
  Interest                                       $       --     $ 2,493,974    $    48,663    $16,993,333   $    16,526
  Dividends                                       1,230,974       1,399,679      1,426,449        321,926     2,042,929
  Securities Lending, Net                                --          35,067             --             --        45,030
  Foreign Taxes Withheld                           (132,443)           (569)      (152,597)            --        (1,958)
                                                 ----------     -----------    -----------    -----------   -----------
      Total Investment Income                     1,098,531       3,928,151      1,322,515     17,315,259     2,102,527
                                                 ----------     -----------    -----------    -----------   -----------
EXPENSES:
  Advisory Fees                                     554,020       1,218,738        562,898      1,321,082     1,807,511
  Shareholder Servicing Fees                        361,559         462,668        459,921        494,970       816,937
  Administration and Accounting Fees                 64,257         114,018         56,918        146,941       146,131
  Custodian Fees                                    285,886          38,209         78,431         11,342         4,840
  Distribution Fees -- Class A                       89,417         155,644         71,891        163,247       201,151
  Distribution Fees -- Class B                      187,218         657,340        217,175      1,100,327       776,265
  Distribution Fees -- Class C                      137,475         227,799         97,176        314,511       393,031
  Distribution Fees -- Class X                       50,493         157,727         53,593        145,975       235,920
  Audit and Legal Fees                                6,937          18,306          7,147         24,787        24,258
  Directors' Fees                                     5,402          12,677          5,247         17,836        17,305
  Registration Fees                                  54,000          51,500         48,000         60,500        47,000
  Interest Expense                                    5,080              --             --          1,903         1,380
  Printing Fees                                      38,390          94,988         35,867        128,289       124,709
  Miscellaneous Expenses                              5,308          30,572         30,171         17,637        31,462
                                                 ----------     -----------    -----------    -----------   -----------
      Total Expenses                              1,845,442       3,240,186      1,724,435      3,949,347     4,627,900
      Less: Advisory Fee Waivers and Expense
        Reimbursements                             (489,327)       (484,338)      (414,668)      (336,441)     (489,626)
                                                 ----------     -----------    -----------    -----------   -----------
      Net Expenses                                1,356,115       2,755,848      1,309,767      3,612,906     4,138,274
                                                 ----------     -----------    -----------    -----------   -----------
Net Investment Income (Loss)                       (257,584)      1,172,303         12,748     13,702,353    (2,035,747)
                                                 ----------     -----------    -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                     (525,672)     (2,822,044)    (1,564,234)    (6,634,850)    1,761,162
    Futures Contracts                                    --         136,341        659,217             --            --
    Written Options Contracts                            --              --             --             --            --
    Swap Agreements                                      --              --             --             --            --
    Foreign Currency Transactions                   (38,064)         36,801       (435,942)            --            --
                                                 ----------     -----------    -----------    -----------   -----------
  Net Realized Gain (Loss)                         (563,736)     (2,648,902)    (1,340,959)    (6,634,850)    1,761,162
                                                 ----------     -----------    -----------    -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                    8,293,004      19,374,558     10,693,733     32,696,629    53,601,694
    Futures Contracts                                    --          31,900       (150,836)            --            --
    Written Options Contracts                            --              --             --             --            --
    Swap Agreements                                      --              --             --             --            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies               2,694              --        422,802             --            --
    Unrealized Foreign Capital Gain Tax on
      Appreciated Securities                             --              --             --             --            --
                                                 ----------     -----------    -----------    -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                8,295,698      19,406,458     10,965,699     32,696,629    53,601,694
                                                 ----------     -----------    -----------    -----------   -----------
  Net Gain on Investments                         7,731,962      16,757,556      9,624,740     26,061,779    55,362,856
                                                 ----------     -----------    -----------    -----------   -----------
  Net Increase in Net Assets Resulting from
    Operations                                   $7,474,378     $17,929,859    $ 9,637,488    $39,764,132   $53,327,109
                                                 ==========     ===========    ===========    ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                        ASAF                                      ASAF
                                                      GOLDMAN         ASAF                        PIMCO         ASAF
                                                       SACHS         INVESCO        ASAF          TOTAL         PBHG
                                                    CONCENTRATED     CAPITAL        MONEY        RETURN       SMALL-CAP
                                                       GROWTH        INCOME        MARKET         BOND         GROWTH
                                                        FUND          FUND          FUND          FUND          FUND
                                                    ------------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  Interest                                          $    54,521    $ 1,662,162   $ 4,807,597   $20,949,861   $        --
  Dividends                                           3,825,295      3,349,927         1,135        57,892       473,307
  Securities Lending, Net                               119,399         58,622            --            --        66,283
  Foreign Taxes Withheld                                (11,688)       (23,329)           --            --          (628)
                                                    ------------   -----------   -----------   -----------   -----------
      Total Investment Income                         3,987,527      5,047,382     4,808,732    21,007,753       538,962
                                                    ------------   -----------   -----------   -----------   -----------
EXPENSES:
  Advisory Fees                                       5,198,925      1,463,599     1,844,079     3,583,069       937,891
  Shareholder Servicing Fees                          3,141,269        756,087     1,070,573     1,226,110       634,337
  Administration and Accounting Fees                    210,361        150,278        53,050       210,744        91,833
  Custodian Fees                                          2,981          2,913        13,224        50,389        22,634
  Distribution Fees -- Class A                          509,517        188,854       643,495       603,076       117,074
  Distribution Fees -- Class B                        2,827,912        922,775     1,497,572     2,846,898       489,558
  Distribution Fees -- Class C                          890,591        388,144       602,032     1,033,740       202,978
  Distribution Fees -- Class X                          461,389        262,839       301,481       423,008       115,417
  Audit and Legal Fees                                   65,015         24,043        43,510        67,596        14,096
  Directors' Fees                                        48,125         17,591        33,784        50,325        10,400
  Registration Fees                                      52,000         57,000        47,500       100,500        45,500
  Interest Expense                                        1,552             --            --            --            --
  Printing Fees                                         364,388        136,397       264,417       394,772        72,120
  Miscellaneous Expenses                                 49,969         20,476        35,735        81,216        18,424
                                                    ------------   -----------   -----------   -----------   -----------
      Total Expenses                                 13,823,994      4,390,996     6,450,452    10,671,443     2,772,262
      Less: Advisory Fee Waivers and Expense
        Reimbursements                               (2,634,377)      (345,169)   (2,296,669)     (253,741)     (492,504)
                                                    ------------   -----------   -----------   -----------   -----------
      Net Expenses                                   11,189,617      4,045,827     4,153,783    10,417,702     2,279,758
                                                    ------------   -----------   -----------   -----------   -----------
Net Investment Income (Loss)                         (7,202,090)     1,001,555       654,949    10,590,051    (1,740,796)
                                                    ------------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                      (82,673,295)    (2,669,449)          149     8,759,499    (1,256,514)
    Futures Contracts                                        --             --            --     3,983,313            --
    Written Options Contracts                                --             --            --     1,659,365            --
    Swap Agreements                                          --             --            --    (2,979,508)           --
    Foreign Currency Transactions                            --             --            --     1,092,303            --
                                                    ------------   -----------   -----------   -----------   -----------
  Net Realized Gain (Loss)                          (82,673,295)    (2,669,449)          149    12,514,972    (1,256,514)
                                                    ------------   -----------   -----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      146,068,121     25,661,203            --     6,616,735    38,523,080
    Futures Contracts                                        --             --            --      (229,259)           --
    Written Options Contracts                                --             --            --       598,714            --
    Swap Agreements                                          --             --            --     1,696,691            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                      --             --            --       (44,175)           --
    Unrealized Foreign Capital Gain Tax on
      Appreciated Securities                                 --             --            --            --            --
                                                    ------------   -----------   -----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  146,068,121     25,661,203            --     8,638,706    38,523,080
                                                    ------------   -----------   -----------   -----------   -----------
      Net Gain on Investments                        63,394,826     22,991,754           149    21,153,678    37,266,566
                                                    ------------   -----------   -----------   -----------   -----------
  Net Increase in Net Assets Resulting from
    Operations                                      $56,192,736    $23,993,309   $   655,098   $31,743,729   $35,525,770
                                                    ============   ===========   ===========   ===========   ===========

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2003
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   ASAF           ASAF                          ASAF
                                                                 ALLIANCE        WILLIAM          ASAF        NEUBERGER
                                                     ASAF         GROWTH          BLAIR         MARSICO        BERMAN
                                                   ALLIANCE         AND       INTERNATIONAL     CAPITAL        MID-CAP
                                                    GROWTH        INCOME         GROWTH          GROWTH        GROWTH
                                                     FUND          FUND           FUND            FUND          FUND
                                                  -----------   -----------   -------------   ------------   -----------
INVESTMENT INCOME:
  Interest                                        $        --   $        --   $     65,810    $     92,173   $       262
  Dividends                                           799,463     4,588,875      2,487,752       4,485,692       325,222
  Securities Lending, Net                              14,535        35,171             --         108,576        51,782
  Foreign Taxes Withheld                               (7,582)      (21,361)      (275,137)        (68,157)       (5,714)
                                                  -----------   -----------   ------------    ------------   -----------
      Total Investment Income                         806,416     4,602,685      2,278,425       4,618,284       371,552
                                                  -----------   -----------   ------------    ------------   -----------
EXPENSES:
  Advisory Fees                                       699,918     2,327,186      1,374,452       5,956,554     1,313,528
  Shareholder Servicing Fees                          435,793       906,822        763,975       2,173,775       965,398
  Administration and Accounting Fees                   75,044       170,383        120,513         202,068       127,379
  Custodian Fees                                        2,943         3,780        102,710          12,812         8,851
  Distribution Fees -- Class A                         90,580       249,180        145,138         621,983       182,836
  Distribution Fees -- Class B                        337,895     1,065,073        603,675       2,766,947       688,591
  Distribution Fees -- Class C                        161,716       500,733        302,521       1,496,384       271,431
  Distribution Fees -- Class X                         96,915       263,045        173,898         449,255       133,750
  Audit and Legal Fees                                 10,599        31,563         18,492          80,375        19,715
  Directors' Fees                                       7,316        22,212         12,758          57,403        14,270
  Registration Fees                                    44,500        56,500         42,000          44,000        40,000
  Interest Expense                                        361         2,158             --             194            --
  Printing Fees                                        54,891       161,923         95,198         412,662       101,370
  Miscellaneous Expenses                               11,897        26,846         22,811          56,843        19,481
                                                  -----------   -----------   ------------    ------------   -----------
      Total Expenses                                2,030,368     5,787,404      3,778,141      14,331,255     3,886,600
      Less: Advisory Fee Waivers and Expense
        Reimbursements                               (331,908)   (1,030,921)      (360,319)     (1,252,974)     (639,744)
                                                  -----------   -----------   ------------    ------------   -----------
      Net Expenses                                  1,698,460     4,756,483      3,417,822      13,078,281     3,246,856
                                                  -----------   -----------   ------------    ------------   -----------
Net Investment Income (Loss)                         (892,044)     (153,798)    (1,139,397)     (8,459,997)   (2,875,304)
                                                  -----------   -----------   ------------    ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                     (6,095,752)   (9,538,499)   (14,176,953)       (796,238)        6,622
    Futures Contracts                                      --            --             --                            --
    Written Options Contracts                              --            --             --              --            --
    Swap Agreements                                        --            --             --              --            --
    Foreign Currency Transactions                          --            --       (999,382)        (58,883)           --
                                                  -----------   -----------   ------------    ------------   -----------
  Net Realized Gain (Loss)                         (6,095,752)   (9,538,499)   (15,176,335)       (855,121)        6,622
                                                  -----------   -----------   ------------    ------------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                     15,330,542    57,249,883     52,983,791     130,585,768    32,492,534
    Futures Contracts                                      --            --             --              --            --
    Written Options Contracts                              --            --             --              --            --
    Swap Agreements                                        --            --             --              --            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                    --            --        678,524        (189,295)           --
    Unrealized Foreign Capital Gain Tax on
      Appreciated Securities                               --            --        (88,612)             --            --
                                                  -----------   -----------   ------------    ------------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                 15,330,542    57,249,883     53,573,703     130,396,473    32,492,534
                                                  -----------   -----------   ------------    ------------   -----------
  Net Gain on Investments                           9,234,790    47,711,384     38,397,368     129,541,352    32,499,156
                                                  -----------   -----------   ------------    ------------   -----------
  Net Increase in Net Assets Resulting from
    Operations                                    $ 8,342,746   $47,557,586   $ 37,257,971    $121,081,355   $29,623,852
                                                  ===========   ===========   ============    ============   ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                ASAF           ASAF          ASAF
                                              NEUBERGER        MFS          SANFORD          ASAF            ASAF
                                               BERMAN         GROWTH       BERNSTEIN        STRONG           DEAM
                                               MID-CAP         WITH         MANAGED      INTERNATIONAL     SMALL-CAP
                                                VALUE         INCOME       INDEX 500        EQUITY          GROWTH
                                                FUND           FUND          FUND            FUND            FUND
                                             -----------    ----------    -----------    -------------    -----------
INVESTMENT INCOME:
  Interest                                   $     4,661    $   10,556    $        --     $    28,573     $     5,931
  Dividends                                    2,252,585       602,227      2,525,264       1,076,159         314,479
  Securities Lending, Net                         33,445         9,245         25,452              --          31,248
  Foreign Taxes Withheld                          (9,319)       (4,963)          (320)       (108,047)         (1,018)
                                             -----------    ----------    -----------     -----------     -----------
      Total Investment Income                  2,281,372       617,065      2,550,396         996,685         350,640
                                             -----------    ----------    -----------     -----------     -----------
EXPENSES:
  Advisory Fees                                1,721,620       373,310      1,072,855         488,501         392,715
  Shareholder Servicing Fees                     763,661       200,812        474,305         300,916         322,758
  Administration and Accounting Fees             150,618        43,377         53,455          52,436          43,348
  Custodian Fees                                   7,017        35,440          3,455          29,747          23,211
  Distribution Fees -- Class A                   227,021        49,364        138,945          79,218          58,835
  Distribution Fees -- Class B                   916,221       172,768        661,140         154,758         173,741
  Distribution Fees -- Class C                   369,611        74,730        335,624          93,533          90,760
  Distribution Fees -- Class X                   173,022        27,078         66,356          37,366          31,213
  Audit and Legal Fees                            25,869         5,019         17,917           5,945           5,521
  Directors' Fees                                 18,314         4,094         12,635           4,852           4,549
  Registration Fees                               55,500        41,000         52,000          60,000          38,000
  Interest Expense                                    --            --             --             336              --
  Printing Fees                                  133,069        25,993         92,314          30,542          28,193
  Miscellaneous Expenses                          22,520        10,777         24,692          11,933          12,793
                                             -----------    ----------    -----------     -----------     -----------
      Total Expenses                           4,584,063     1,063,762      3,005,693       1,350,083       1,225,637
      Less: Advisory Fee Waivers and
        Expense Reimbursements                  (315,779)     (254,528)      (462,617)       (274,327)       (292,349)
                                             -----------    ----------    -----------     -----------     -----------
      Net Expenses                             4,268,284       809,234      2,543,076       1,075,756         933,288
                                             -----------    ----------    -----------     -----------     -----------
Net Investment Income (Loss)                  (1,986,912)     (192,169)         7,320         (79,071)       (582,648)
                                             -----------    ----------    -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                 6,144,782      (487,666)    (8,645,854)     (3,235,092)      4,657,812
    Futures Contracts                                 --            --             --              --         300,738
    Written Options Contracts                         --            --             --              --              --
    Swap Agreements                                   --            --             --              --              --
    Foreign Currency Transactions                     --        (1,538)            --          (5,032)             --
                                             -----------    ----------    -----------     -----------     -----------
  Net Realized Gain (Loss)                     6,144,782      (489,204)    (8,645,854)     (3,240,124)      4,958,550
                                             -----------    ----------    -----------     -----------     -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                43,575,815     5,073,156     32,027,345      12,213,617      11,144,760
    Futures Contracts                                 --            --             --              --           9,092
    Written Options Contracts                         --            --             --              --              --
    Swap Agreements                                   --            --             --              --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies               --            42             --           1,583              --
    Unrealized Foreign Capital Gain Tax on
      Appreciated Securities                          --            --             --              --              --
                                             -----------    ----------    -----------     -----------     -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                            43,575,815     5,073,198     32,027,345      12,215,200      11,153,852
                                             -----------    ----------    -----------     -----------     -----------
  Net Gain on Investments                     49,720,597     4,583,994     23,381,491       8,975,076      16,112,402
                                             -----------    ----------    -----------     -----------     -----------
  Net Increase in Net Assets Resulting from
    Operations                               $47,733,685    $4,391,825    $23,388,811     $ 8,896,005     $15,529,754
                                             ===========    ==========    ===========     ===========     ===========

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2003
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                               ASAF
                                                  ASAF          ASAF          GOLDMAN                        ASAF
                                                 ALGER         GABELLI         SACHS          ASAF          PROFUND
                                                ALL-CAP        ALL-CAP        MID-CAP        INVESCO        MANAGED
                                                 GROWTH         VALUE         GROWTH       TECHNOLOGY         OTC
                                                  FUND          FUND           FUND           FUND           FUND
                                               ----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
  Interest                                     $   12,997    $       172    $     3,418    $    8,431     $        --
  Dividends                                       164,482      1,153,986        106,537        44,773          81,756
  Securities Lending, Net                          10,033         24,249          8,683         7,245          10,018
  Foreign Taxes Withheld                             (961)        (5,198)            --        (1,632)           (232)
                                               ----------    -----------    -----------    -----------    -----------
      Total Investment Income                     186,551      1,173,209        118,638        58,817          91,542
                                               ----------    -----------    -----------    -----------    -----------
EXPENSES:
  Advisory Fees                                   264,622        668,464        210,786       192,817         270,064
  Shareholder Servicing Fees                      192,235        333,017        178,855       196,027         191,702
  Administration and Accounting Fees               46,215         67,980         48,522        48,997          44,287
  Custodian Fees                                   13,983          4,888         17,599        21,494          19,825
  Distribution Fees -- Class A                     34,257        103,348         33,860        28,034          33,553
  Distribution Fees -- Class B                    108,658        293,112         78,287        72,306         134,743
  Distribution Fees -- Class C                     81,450        162,304         53,210        52,398         105,095
  Distribution Fees -- Class X                     19,613         41,534         11,568        12,044          10,778
  Audit and Legal Fees                              3,715          9,454          2,817         2,573           4,219
  Directors' Fees                                   3,476          6,950          3,209         3,080           3,599
  Registration Fees                                47,500         47,500         55,500        47,500          48,500
  Interest Expense                                     --          1,306             --            --              --
  Printing Fees                                    18,963         48,501         14,370        13,118          21,473
  Miscellaneous Expenses                            6,920         16,129          6,424         8,588           9,756
                                               ----------    -----------    -----------    -----------    -----------
      Total Expenses                              841,607      1,804,487        715,007       698,976         897,594
      Less: Advisory Fee Waivers and
        Expense Reimbursements                   (222,016)      (252,959)      (242,977)     (264,249)       (216,271)
                                               ----------    -----------    -----------    -----------    -----------
      Net Expenses                                619,591      1,551,528        472,030       434,727         681,323
                                               ----------    -----------    -----------    -----------    -----------
Net Investment Income (Loss)                     (433,040)      (378,319)      (353,392)     (375,910)       (589,781)
                                               ----------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                      4,468     (5,237,883)    (1,033,062)   (5,766,183)     (5,809,119)
    Futures Contracts                                  --             --             --            --       4,515,376
    Written Options Contracts                          --             --             --       (75,804)             --
    Swap Agreements                                    --             --             --            --              --
    Foreign Currency Transactions                      --             --             --        (1,008)             --
                                               ----------    -----------    -----------    -----------    -----------
  Net Realized Gain (Loss)                          4,468     (5,237,883)    (1,033,062)   (5,842,995)     (1,293,743)
                                               ----------    -----------    -----------    -----------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                  6,095,949     25,223,800      6,482,513    13,014,701      15,161,376
    Futures Contracts                                  --             --             --            --           8,249
    Written Options Contracts                          --             --             --         1,840              --
    Swap Agreements                                    --             --             --            --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                --             --             --            --              --
    Unrealized Foreign Capital Gain Tax on
      Appreciated Securities                           --             --             --            --              --
                                               ----------    -----------    -----------    -----------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                              6,095,949     25,223,800      6,482,513    13,016,541      15,169,625
                                               ----------    -----------    -----------    -----------    -----------
  Net Gain on Investments                       6,100,417     19,985,917      5,449,451     7,173,546      13,875,882
                                               ----------    -----------    -----------    -----------    -----------
  Net Increase in Net Assets Resulting from
    Operations                                 $5,667,377    $19,607,598    $ 5,096,059    $6,797,636     $13,286,101
                                               ==========    ===========    ===========    ===========    ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                               ASAF                      ASAF         ASAF
                                            ALLIANCE/       ASAF       SANFORD      T. ROWE       ASAF        ASAF
                                            BERNSTEIN     INVESCO     BERNSTEIN      PRICE        DEAM        DEAM
                                             GROWTH +      HEALTH        CORE         TAX       LARGE-CAP   LARGE-CAP
                                              VALUE       SCIENCES      VALUE       MANAGED      GROWTH       VALUE
                                               FUND         FUND         FUND         FUND        FUND        FUND
                                            ----------   ----------   ----------   ----------   ---------   ---------
INVESTMENT INCOME:
  Interest                                  $       --   $    3,657   $       --   $       --   $   7,746   $   6,596
  Dividends                                    219,272      148,711      840,226       81,766          --          --
  Securities Lending, Net                        4,308        5,665        9,323        2,460          --          --
  Foreign Taxes Withheld                          (793)      (3,565)        (337)        (394)         --          --
                                            ----------   ----------   ----------   ----------   ---------   ---------
      Total Investment Income                  222,787      154,468      849,212       83,832       7,746       6,596
                                            ----------   ----------   ----------   ----------   ---------   ---------
EXPENSES:
  Advisory Fees                                124,584      167,256      276,179       68,686      13,591      11,638
  Shareholder Servicing Fees                   122,837      155,807      157,343       95,413      82,882      82,258
  Administration and Accounting Fees            51,276       49,648       44,933       53,053      55,161      55,202
  Custodian Fees                                 5,816       16,958        7,244        9,074       6,821       6,472
  Distribution Fees -- Class A                  15,527       22,400       32,293        5,959       1,281       1,007
  Distribution Fees -- Class B                  54,907       65,386      121,815       20,894       5,621       6,315
  Distribution Fees -- Class C                  25,625       39,916      114,141       38,505       5,096       3,732
  Distribution Fees -- Class X                  12,998       17,154       24,373          985       1,820         870
  Audit and Legal Fees                           1,917        2,249        4,361        1,348       1,116       1,116
  Directors' Fees                                2,766        2,911        3,670        2,321       2,015       2,000
  Registration Fees                             29,000       28,000       31,000       27,000      32,000      32,000
  Interest Expense                                  --           --           --           84          --          --
  Printing Fees                                  8,602       11,567       22,224        4,979       1,011         859
  Miscellaneous Expenses                         4,702        4,287       10,928        5,835       1,845       1,822
                                            ----------   ----------   ----------   ----------   ---------   ---------
      Total Expenses                           460,557      583,539      850,504      334,136     210,260     205,291
      Less: Advisory Fee Waivers and
        Expense Reimbursements                (183,298)    (204,521)    (167,982)    (173,717)   (178,773)   (178,495)
                                            ----------   ----------   ----------   ----------   ---------   ---------
      Net Expenses                             277,259      379,018      682,522      160,419      31,487      26,796
                                            ----------   ----------   ----------   ----------   ---------   ---------
Net Investment Income (Loss)                   (54,472)    (224,550)     166,690      (76,587)    (23,741)    (20,200)
                                            ----------   ----------   ----------   ----------   ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                (589,350)    (354,121)    (150,643)    (567,616)         --          --
    Futures Contracts                               --           --           --           --     283,538     227,642
    Written Options Contracts                       --           --           --           --          --          --
    Swap Agreements                                 --           --           --           --          --          --
    Foreign Currency Transactions                   --       (8,883)          --           --          --          --
                                            ----------   ----------   ----------   ----------   ---------   ---------
  Net Realized Gain (Loss)                    (589,350)    (363,004)    (150,643)    (567,616)    283,538     227,642
                                            ----------   ----------   ----------   ----------   ---------   ---------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                               2,718,992    2,305,006    7,147,798    1,985,048           1         (45)
    Futures Contracts                               --           --           --           --      32,544      14,815
    Written Options Contracts                       --           --           --           --          --          --
    Swap Agreements                                 --           --           --           --          --          --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies             --          (25)          --           --          --          --
    Unrealized Foreign Capital Gain Tax on
      Appreciated Securities                        --           --           --           --          --          --
                                            ----------   ----------   ----------   ----------   ---------   ---------
  Net Change in Unrealized Appreciation
    (Depreciation)                           2,718,992    2,304,981    7,147,798    1,985,048      32,545      14,770
                                            ----------   ----------   ----------   ----------   ---------   ---------
  Net Gain on Investments                    2,129,642    1,941,977    6,997,155    1,417,432     316,083     242,412
                                            ----------   ----------   ----------   ----------   ---------   ---------
  Net Increase in Net Assets Resulting
    from Operations                         $2,075,170   $1,717,427   $7,163,845   $1,340,845   $ 292,342   $ 222,212
                                            ==========   ==========   ==========   ==========   =========   =========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         ASAF                         ASAF
                                                                       AMERICAN                     AMERICAN
                                                                       CENTURY                       CENTURY
                                                                    INTERNATIONAL                   STRATEGIC
                                                                        GROWTH                      BALANCED
                                                                         FUND                         FUND
                                                              --------------------------   ---------------------------
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                 2003           2002           2003           2002
                                                              -----------   ------------   ------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                $  (257,584)  $    114,594   $  1,172,303   $  2,167,551
  Net Realized Gain (Loss) on Investments                        (563,736)   (14,665,906)    (2,648,902)   (11,839,781)
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                 8,295,698      3,406,080     19,406,458     (3,048,899)
                                                              -----------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                  7,474,378    (11,145,232)    17,929,859    (12,721,129)
                                                              -----------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                       (65,243)            --       (478,782)      (623,174)
    Class B                                                        (7,093)            --       (676,400)      (983,902)
    Class C                                                        (5,064)            --       (232,529)      (346,475)
    Class X                                                        (1,862)            --       (163,307)      (234,865)
  From Net Realized Gains:
    Class A                                                            --             --             --             --
    Class B                                                            --             --             --             --
    Class C                                                            --             --             --             --
    Class X                                                            --             --             --             --
                                                              -----------   ------------   ------------   ------------
Total Distributions                                               (79,262)            --     (1,551,018)    (2,188,416)
                                                              -----------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                               (9,143,764)     3,022,388    (10,748,077)   (26,958,180)
                                                              -----------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets                        (1,748,648)    (8,122,844)     5,630,764    (41,867,725)
NET ASSETS:
  Beginning of Year                                            53,499,298     61,622,142    135,130,207    176,997,932
                                                              -----------   ------------   ------------   ------------
  End of Year (a)                                             $51,750,650   $ 53,499,298   $140,760,971   $135,130,207
                                                              ===========   ============   ============   ============
  (a) Includes Undistributed Net Investment Income of:        $        --   $     75,877   $    426,297   $    712,665
                                                              -----------   ------------   ------------   ------------

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                           ASAF
               ASAF                          ASAF                          ASAF                          GOLDMAN
               DEAM                        FEDERATED                      GABELLI                         SACHS
           INTERNATIONAL                  HIGH YIELD                     SMALL-CAP                     CONCENTRATED
              EQUITY                         BOND                          VALUE                          GROWTH
               FUND                          FUND                          FUND                            FUND
    ---------------------------   ---------------------------   ---------------------------   ------------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
        2003           2002           2003           2002           2003           2002           2003             2002
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
    $     12,748   $   (563,587)  $ 13,702,353   $ 12,030,389   $ (2,035,747)  $ (2,176,018)  $  (7,202,090)  $   (9,845,979)
      (1,340,959)     1,732,961     (6,634,850)   (18,610,059)     1,761,162     (5,294,390)    (82,673,295)    (199,415,635)
      10,965,699     (6,142,117)    32,696,629      3,462,208     53,601,694     (7,822,128)    146,068,121       17,358,778
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
       9,637,488     (4,972,743)    39,764,132     (3,117,462)    53,327,109    (15,292,536)     56,192,736     (191,902,836)
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
              --             --     (2,545,859)    (2,163,681)            --             --              --               --
              --             --     (8,109,525)    (7,273,697)            --             --              --               --
              --             --     (2,317,777)    (1,688,157)            --             --              --               --
              --             --     (1,083,405)    (1,197,819)            --             --              --               --
              --             --             --             --             --       (756,607)             --               --
              --             --             --             --             --     (1,485,308)             --               --
              --             --             --             --             --       (711,102)             --               --
              --             --             --             --             --       (481,157)             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
              --             --    (14,056,566)   (12,323,354)            --     (3,434,174)             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
     (11,689,616)   (13,584,291)    48,370,095     20,270,803    (16,308,400)    28,615,699    (106,365,675)    (273,106,396)
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
      (2,052,128)   (18,557,034)    74,077,661      4,829,987     37,018,709      9,888,989     (50,172,939)    (465,009,232)
      52,301,395     70,858,429    142,669,983    137,839,996    171,702,022    161,813,033     570,569,671    1,035,578,903
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------
    $ 50,249,267   $ 52,301,395   $216,747,644   $142,669,983   $208,720,731   $171,702,022   $ 520,396,732   $  570,569,671
    ============   ============   ============   ============   ============   ============   =============   ==============
    $         --   $         --   $         --   $         --   $     21,993   $     17,265   $          --   $           --
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   --------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         ASAF
                                                                        INVESCO                         ASAF
                                                                        CAPITAL                        MONEY
                                                                        INCOME                         MARKET
                                                                         FUND                           FUND
                                                              ---------------------------   ----------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                              OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                                  2003           2002           2003            2002
                                                              ------------   ------------   -------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                $  1,001,555   $  1,877,908   $     654,949   $  1,371,567
  Net Realized Gain (Loss) on Investments                       (2,669,449)   (31,875,482)            149          1,602
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                 25,661,203     (4,779,933)             --             --
                                                              ------------   ------------   -------------   ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                  23,993,309    (34,777,507)        655,098      1,373,169
                                                              ------------   ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                       (382,056)      (723,285)       (647,377)    (1,027,580)
    Class B                                                       (465,670)    (1,094,159)         (4,464)      (210,228)
    Class C                                                       (194,929)      (440,329)         (2,220)       (92,765)
    Class X                                                       (133,124)      (299,688)           (888)       (40,994)
  From Net Realized Gains:
    Class A                                                             --             --            (558)       (15,071)
    Class B                                                             --             --            (639)       (13,342)
    Class C                                                             --             --            (276)        (5,616)
    Class X                                                             --             --            (130)        (2,444)
                                                              ------------   ------------   -------------   ------------
Total Distributions                                             (1,175,779)    (2,557,461)       (656,552)    (1,408,040)
                                                              ------------   ------------   -------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                               (31,137,553)   (50,124,627)   (105,199,811)   (29,593,839)
                                                              ------------   ------------   -------------   ------------
  Net Increase (Decrease) in Net Assets                         (8,320,023)   (87,459,595)   (105,201,265)   (29,628,710)
NET ASSETS:
    Beginning of Year                                          202,876,162    290,335,757     399,256,437    428,885,147
                                                              ------------   ------------   -------------   ------------
    End of Year (a)                                           $194,556,139   $202,876,162   $ 294,055,172   $399,256,437
                                                              ============   ============   =============   ============
    (a) Includes Undistributed Net Investment Income of:      $    202,954   $    377,178   $          --   $         --
                                                              ------------   ------------   -------------   ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

               ASAF                                                                                      ASAF
               PIMCO                         ASAF                                                      ALLIANCE
               TOTAL                         PBHG                          ASAF                         GROWTH
              RETURN                       SMALL-CAP                     ALLIANCE                         AND
               BOND                         GROWTH                        GROWTH                        INCOME
               FUND                          FUND                          FUND                          FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        2003           2002           2003           2002           2003           2002           2003           2002
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 10,590,051   $ 12,248,533   $ (1,740,796)  $ (2,883,639)  $   (892,044)  $ (1,564,278)  $   (153,798)  $   (441,195)
      12,514,972     19,712,071     (1,256,514)   (24,391,838)    (6,095,752)   (25,454,907)    (9,538,499)   (56,250,042)
       8,638,706    (15,159,875)    38,523,080     (9,780,239)    15,330,542      3,861,991     57,249,883    (12,611,347)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      31,743,729     16,800,729     35,525,770    (37,055,716)     8,342,746    (23,157,194)    47,557,586    (69,302,584)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,289,216)    (3,277,457)            --             --             --             --             --             --
      (6,497,445)    (6,618,081)            --             --             --             --             --             --
      (2,364,250)    (2,415,799)            --             --             --             --             --             --
        (961,488)      (985,209)            --             --             --             --             --             --
      (3,531,436)    (2,075,737)            --             --             --             --             --     (1,693,826)
      (8,660,171)    (4,949,109)            --             --             --             --             --     (3,891,106)
      (3,230,154)    (1,658,462)            --             --             --             --             --     (1,665,152)
      (1,238,685)      (734,888)            --             --             --             --             --       (901,588)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (29,772,845)   (22,714,742)            --             --             --             --             --     (8,151,672)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (76,771,019)   131,271,808     (9,723,366)   (35,043,810)   (14,847,145)   (13,440,360)   (24,427,642)   (10,941,956)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (74,800,135)   125,357,795     25,802,404    (72,099,526)    (6,504,399)   (36,597,554)    23,129,944    (88,396,212)
     543,656,076    418,298,281    101,595,259    173,694,785     85,480,521    122,078,075    230,763,579    319,159,791
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $468,855,941   $543,656,076   $127,397,663   $101,595,259   $ 78,976,122   $ 85,480,521   $253,893,523   $230,763,579
    ============   ============   ============   ============   ============   ============   ============   ============
    $  5,729,426   $  1,207,261   $         --   $         --   $         --   $         --   $         --   $         --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ASAF
                                                                        WILLIAM                          ASAF
                                                                         BLAIR                         MARSICO
                                                                     INTERNATIONAL                     CAPITAL
                                                                         GROWTH                         GROWTH
                                                                          FUND                           FUND
                                                              ----------------------------   ----------------------------
                                                               YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                  2003           2002            2003           2002
                                                              ------------   -------------   ------------   -------------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $ (1,139,397)  $    (777,192)  $ (8,459,997)  $  (9,704,077)
 Net Realized Gain (Loss) on Investments                       (15,176,335)    (44,466,516)      (855,121)    (69,255,328)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  53,573,703      12,895,634    130,396,473      50,361,101
                                                              ------------   -------------   ------------   -------------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                   37,257,971     (32,348,074)   121,081,355     (28,598,304)
                                                              ------------   -------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From Net Investment Income:
     Class A                                                            --              --             --              --
     Class B                                                            --              --             --              --
     Class C                                                            --              --             --              --
     Class X                                                            --              --             --              --
   From Net Realized Gains:
     Class A                                                            --              --             --              --
     Class B                                                            --              --             --              --
     Class C                                                            --              --             --              --
     Class X                                                            --              --             --              --
                                                              ------------   -------------   ------------   -------------
Total Distributions                                                     --              --             --              --
                                                              ------------   -------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                (29,725,121)    (69,188,569)   (17,041,939)    (64,123,486)
                                                              ------------   -------------   ------------   -------------
 Net Increase (Decrease) in Net Assets                           7,532,850    (101,536,643)   104,039,416     (92,721,790)
NET ASSETS:
   Beginning of Year                                           147,226,439     248,763,082    596,041,612     688,763,402
                                                              ------------   -------------   ------------   -------------
   End of Year (a)                                            $154,759,289   $ 147,226,439   $700,081,028   $ 596,041,612
                                                              ============   =============   ============   =============
   (a) Includes Undistributed Net Investment Income of:       $         --   $     118,235   $    168,147   $          --
                                                              ------------   -------------   ------------   -------------

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

               ASAF                          ASAF                          ASAF                         ASAF
             NEUBERGER                     NEUBERGER                       MFS                         SANFORD
              BERMAN                        BERMAN                        GROWTH                      BERNSTEIN
              MID-CAP                       MID-CAP                        WITH                        MANAGED
              GROWTH                         VALUE                        INCOME                        INDEX
               FUND                          FUND                          FUND                       500 FUND
    ---------------------------   ---------------------------   --------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        2003           2002           2003           2002          2003           2002           2003           2002
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
    $ (2,875,304)  $ (3,966,989)  $ (1,986,912)  $ (1,916,063)  $  (192,169)  $   (306,658)  $      7,320   $   (128,994)
           6,622    (54,023,532)     6,144,782     (2,968,913)     (489,204)    (8,186,589)    (8,645,854)   (10,884,056)
      32,492,534     11,371,057     43,575,815     (3,922,730)    5,073,198        468,194     32,027,345    (14,561,972)
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
      29,623,852    (46,619,464)    47,733,685     (8,807,706)    4,391,825     (8,025,053)    23,388,811    (25,575,022)
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
              --             --             --             --            --             --             --             --
              --             --             --             --            --             --             --             --
              --             --             --             --            --             --             --             --
              --             --             --             --            --             --             --             --
              --             --             --       (369,243)           --             --             --             --
              --             --             --       (760,903)           --             --             --             --
              --             --             --       (295,726)           --             --             --             --
              --             --             --       (135,179)           --             --             --             --
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
              --             --             --     (1,561,051)           --             --             --             --
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
     (18,625,447)   (33,614,652)   (22,356,229)    11,290,680    (2,370,249)       354,627        733,837     40,186,923
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
      10,998,405    (80,234,116)    25,377,456        921,923     2,021,576     (7,670,426)    24,122,648     14,611,901
     150,556,950    230,791,066    191,625,214    190,703,291    37,461,585     45,132,011    128,485,081    113,873,180
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
    $161,555,355   $150,556,950   $217,002,670   $191,625,214   $39,483,161   $ 37,461,585   $152,607,729   $128,485,081
    ============   ============   ============   ============   ===========   ============   ============   ============
    $         --   $         --   $         --   $         --   $        --   $         --   $      2,125   $         --
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         ASAF                         ASAF
                                                                        STRONG                        DEAM
                                                                    INTERNATIONAL                   SMALL-CAP
                                                                        EQUITY                       GROWTH
                                                                         FUND                         FUND
                                                              --------------------------   ---------------------------
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                 2003           2002           2003           2002
                                                              -----------   ------------   ------------   ------------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $   (79,071)  $   (327,819)  $   (582,648)  $   (852,479)
 Net Realized Gain (Loss) on Investments                       (3,240,124)    (8,881,197)     4,958,550    (10,742,697)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                 12,215,200       (720,694)    11,153,852     (1,669,003)
                                                              -----------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                   8,896,005     (9,929,710)    15,529,754    (13,264,179)
                                                              -----------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                             --             --             --             --
   Class B                                                             --             --             --             --
   Class C                                                             --             --             --             --
   Class X                                                             --             --             --             --
 From Net Realized Gains:
   Class A                                                             --             --             --             --
   Class B                                                             --             --             --             --
   Class C                                                             --             --             --             --
   Class X                                                             --             --             --             --
                                                              -----------   ------------   ------------   ------------
Total Distributions                                                    --             --             --             --
                                                              -----------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                (2,657,049)     2,291,588       (617,195)    (4,221,795)
                                                              -----------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Assets                          6,238,956     (7,638,122)    14,912,559    (17,485,974)
NET ASSETS:
   Beginning of Year                                           40,683,790     48,321,912     38,061,437     55,547,411
                                                              -----------   ------------   ------------   ------------
   End of Year (a)                                            $46,922,746   $ 40,683,790   $ 52,973,996   $ 38,061,437
                                                              ===========   ============   ============   ============
   (a) Includes Undistributed Net Investment Income of:       $        --   $         --   $         --   $         --
                                                              -----------   ------------   ------------   ------------

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                           ASAF
               ASAF                          ASAF                         GOLDMAN
               ALGER                        GABELLI                        SACHS                         ASAF
              ALL-CAP                       ALL-CAP                       MID-CAP                      INVESCO
              GROWTH                         VALUE                        GROWTH                      TECHNOLOGY
               FUND                          FUND                          FUND                          FUND
    ---------------------------   ---------------------------   ---------------------------   --------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
        2003           2002           2003           2002           2003           2002          2003           2002
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
    $   (433,040)  $   (558,004)  $   (378,319)  $   (426,316)  $   (353,392)  $   (363,533)  $  (375,910)  $   (544,543)
           4,468    (10,130,179)    (5,237,883)    (6,861,802)    (1,033,062)    (8,269,450)   (5,842,995)   (17,748,663)
       6,095,949      1,711,934     25,223,800     (8,663,753)     6,482,513      2,782,632    13,016,541      6,791,781
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
       5,667,377     (8,976,249)    19,607,598    (15,951,871)     5,096,059     (5,850,351)    6,797,636    (11,501,425)
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
              --             --             --             --             --             --            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
              --             --             --             --             --             --            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
       1,414,189      3,019,905       (817,308)     9,585,391      5,095,964      2,435,607     2,243,798        864,925
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
       7,081,566     (5,956,344)    18,790,290     (6,366,480)    10,192,023     (3,414,744)    9,041,434    (10,636,500)
      26,584,232     32,540,576     64,262,766     70,629,246     17,556,322     20,971,066    16,380,266     27,016,766
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------
    $ 33,665,798   $ 26,584,232   $ 83,053,056   $ 64,262,766   $ 27,748,345   $ 17,556,322   $25,421,700   $ 16,380,266
    ============   ============   ============   ============   ============   ============   ===========   ============
    $         --   $         --   $         --   $         --   $         --   $         --   $        --   $         --
    ------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      ASAF
                                                                         ASAF                       ALLIANCE/
                                                                        PROFUND                     BERNSTEIN
                                                                        MANAGED                      GROWTH
                                                                          OTC                        + VALUE
                                                                         FUND                         FUND
                                                              ---------------------------   -------------------------
                                                               YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                                  2003           2002          2003          2002
                                                              ------------   ------------   -----------   -----------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $   (589,781)  $   (623,075)  $   (54,472)  $   (74,662)
 Net Realized Gain (Loss) on Investments                        (1,293,743)   (16,075,436)     (589,350)   (1,480,527)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  15,169,625      1,724,374     2,718,992    (1,482,429)
                                                              ------------   ------------   -----------   -----------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                   13,286,101    (14,974,137)    2,075,170    (3,037,618)
                                                              ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From Net Investment Income:
     Class A                                                            --             --            --            --
     Class B                                                            --             --            --            --
     Class C                                                            --             --            --            --
     Class X                                                            --             --            --            --
   From Net Realized Gains:
     Class A                                                            --             --            --            --
     Class B                                                            --             --            --            --
     Class C                                                            --             --            --            --
     Class X                                                            --             --            --            --
                                                              ------------   ------------   -----------   -----------
Total Distributions                                                     --             --            --            --
                                                              ------------   ------------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                  3,795,483     10,119,586       593,200     5,603,680
                                                              ------------   ------------   -----------   -----------
 Net Increase (Decrease) in Net Assets                          17,081,584     (4,854,551)    2,668,370     2,566,062
NET ASSETS:
   Beginning of Year                                            24,481,122     29,335,673    11,579,460     9,013,398
                                                              ------------   ------------   -----------   -----------
   End of Year (a)                                            $ 41,562,706   $ 24,481,122   $14,247,830   $11,579,460
                                                              ============   ============   ===========   ===========
   (a) Includes Undistributed Net Investment Income of:       $         --   $         --   $        --   $        --
                                                              ------------   ------------   -----------   -----------
(1) Commenced operations on May 1, 2002.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                          ASAF                        ASAF
              ASAF                       SANFORD                     T. ROWE                       ASAF                 ASAF
             INVESCO                    BERNSTEIN                     PRICE                        DEAM                 DEAM
             HEALTH                       CORE                         TAX                      LARGE-CAP             LARGE-CAP
            SCIENCES                      VALUE                      MANAGED                      GROWTH                VALUE
              FUND                        FUND                        FUND                         FUND                 FUND
    -------------------------   -------------------------   -------------------------   --------------------------   -----------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
       2003          2002          2003          2002          2003          2002          2003         2002(1)         2003
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
    $  (224,550)  $  (271,710)  $   166,690   $    73,958   $   (76,587)  $   (57,117)  $  (23,741)   $    (1,508)   $   (20,200)
       (363,004)   (3,476,443)     (150,643)     (502,140)     (567,616)     (519,461)     283,538        (92,573)       227,642
      2,304,981        24,260     7,147,798    (3,061,122)    1,985,048      (488,876)      32,545         11,712         14,770
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------
      1,717,427    (3,723,893)    7,163,845    (3,489,304)    1,340,845    (1,065,454)     292,342        (82,369)       222,212
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------
             --            --       (38,894)      (17,624)           --            --           --             --             --
             --            --       (27,787)       (5,102)           --            --           --             --             --
             --            --       (25,649)       (3,758)           --            --           --             --             --
             --            --        (5,883)         (514)           --            --           --             --             --
             --            --            --        (6,408)           --            --           --             --             --
             --            --            --       (10,932)           --            --           --             --             --
             --            --            --        (8,056)           --            --           --             --             --
             --            --            --        (1,103)           --            --           --             --             --
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------
             --            --       (98,213)      (53,497)           --            --           --             --             --
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------
       (646,495)    6,255,997    10,510,183    17,788,953     1,587,468     4,078,781      857,914        695,120        355,414
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------
      1,070,932     2,532,104    17,575,815    14,246,152     2,928,313     3,013,327    1,150,256        612,751        577,626
     17,292,127    14,760,023    23,343,782     9,097,630     5,895,816     2,882,489      612,751             --      1,132,610
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------
    $18,363,059   $17,292,127   $40,919,597   $23,343,782   $ 8,824,129   $ 5,895,816   $1,763,007    $   612,751    $ 1,710,236
    ===========   ===========   ===========   ===========   ===========   ===========   ==========    ===========    ===========
    $        --   $        --   $   129,229   $    60,752   $        --   $        --   $       --    $        --    $        --
    -----------   -----------   -----------   -----------   -----------   -----------   ----------    -----------    -----------


         ASAF
         DEAM
      LARGE-CAP
        VALUE
         FUND
     ------------
     PERIOD ENDED
     OCTOBER 31,
       2002(1)
     ------------
      $   (2,657)
        (128,719)
          32,579
      ----------
         (98,797)
      ----------
              --
              --
              --
              --
              --
              --
              --
              --
      ----------
              --
      ----------
       1,231,407
      ----------
       1,132,610
              --
      ----------
      $1,132,610
      ==========
      $       --
      ----------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                         Increase (Decrease) from
                                                                          Investment Operations
                                                                  --------------------------------------
                                                       Net Asset     Net
                                                         Value    Investment   Net Realized   Total from
                                           Period      Beginning    Income     & Unrealized   Investment
                                            Ended      of Period    (Loss)     Gain (Loss)    Operations
                                         -----------   ---------  ----------   ------------   ----------
ASAF AMERICAN CENTURY
INTERNATIONAL
GROWTH FUND(9):
----------------------------------
----------------------------------
 Class A                                 10/31/03       $  5.95     $ 0.01        $ 0.57        $ 0.58
                                         10/31/02          7.26       0.03         (1.34)        (1.31)
                                         10/31/01         10.98      (0.04)        (3.68)        (3.72)
                                         10/31/00         10.99      (0.15)         0.14         (0.01)
                                         10/31/99          9.39      (0.01)         1.68          1.67
 Class B                                 10/31/03          5.98      (0.04)         0.60          0.56
                                         10/31/02          7.33         --         (1.35)        (1.35)
                                         10/31/01         11.15      (0.10)        (3.72)        (3.82)
                                         10/31/00         11.22      (0.21)         0.14         (0.07)
                                         10/31/99          9.59      (0.08)         1.73          1.65
 Class C                                 10/31/03          5.97      (0.04)         0.59          0.55
                                         10/31/02          7.31         --         (1.34)        (1.34)
                                         10/31/01         11.13      (0.09)        (3.73)        (3.82)
                                         10/31/00         11.21      (0.21)         0.13         (0.08)
                                         10/31/99          9.57      (0.08)         1.74          1.66
 Class X                                 10/31/03          6.00      (0.04)         0.59          0.55
                                         10/31/02          7.34         --         (1.34)        (1.34)
                                         10/31/01         11.17      (0.10)        (3.73)        (3.83)
                                         10/31/00         11.25      (0.20)         0.12         (0.08)
                                         10/31/99          9.61      (0.09)         1.75          1.66
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
----------------------------------
----------------------------------
 Class A                                 10/31/03       $ 10.50     $ 0.13        $ 1.41        $ 1.54
                                         10/31/02         11.54       0.19(a)      (1.04)(a)     (0.85)
                                         10/31/01         13.14       0.21         (1.64)        (1.43)
                                         10/31/00         12.85       0.23          0.39          0.62
                                         10/31/99         10.89       0.19          1.89          2.08
 Class B                                 10/31/03         10.47       0.08          1.40          1.48
                                         10/31/02         11.50       0.14(a)      (1.03)(a)     (0.89)
                                         10/31/01         13.10       0.15         (1.64)        (1.49)
                                         10/31/00         12.81       0.16          0.39          0.55
                                         10/31/99         10.86       0.12          1.88          2.00
 Class C                                 10/31/03         10.47       0.08          1.39          1.47
                                         10/31/02         11.50       0.14(a)      (1.03)(a)     (0.89)
                                         10/31/01         13.10       0.15         (1.64)        (1.49)
                                         10/31/00         12.80       0.16          0.40          0.56
                                         10/31/99         10.87       0.11          1.87          1.98
 Class X                                 10/31/03         10.47       0.08          1.39          1.47
                                         10/31/02         11.50       0.14(a)      (1.03)(a)     (0.89)
                                         10/31/01         13.09       0.15         (1.63)        (1.48)
                                         10/31/00         12.80       0.16          0.39          0.55
                                         10/31/99         10.85       0.11          1.89          2.00
ASAF DEAM INTERNATIONAL
EQUITY FUND:
----------------------------------
----------------------------------
 Class A                                 10/31/03       $  7.91     $ 0.03        $ 1.34        $ 1.37
                                         10/31/02          8.83      (0.04)        (0.88)        (0.92)
                                         10/31/01         15.96      (0.06)        (7.07)        (7.13)
                                         10/31/00         13.56      (0.16)         3.28          3.12
                                         10/31/99         10.27      (0.14)         3.43          3.29
 Class B                                 10/31/03          7.73      (0.01)         1.29          1.28
                                         10/31/02          8.67      (0.08)        (0.86)        (0.94)
                                         10/31/01         15.74      (0.12)        (6.95)        (7.07)
                                         10/31/00         13.44      (0.26)         3.28          3.02
                                         10/31/99         10.23      (0.22)         3.43          3.21
 Class C                                 10/31/03          7.70      (0.01)         1.29          1.28
                                         10/31/02          8.63      (0.08)        (0.85)        (0.93)
                                         10/31/01         15.68      (0.12)        (6.93)        (7.05)
                                         10/31/00         13.43      (0.26)         3.23          2.97
                                         10/31/99         10.22      (0.21)         3.42          3.21
 Class X                                 10/31/03          7.72      (0.01)         1.30          1.29
                                         10/31/02          8.66      (0.08)        (0.86)        (0.94)
                                         10/31/01         15.71      (0.12)        (6.93)        (7.05)
                                         10/31/00         13.43      (0.27)         3.27          3.00
                                         10/31/99         10.21      (0.19)         3.41          3.22


                                                  Less Distributions
                                        --------------------------------------

                                         From Net     In Excess of    From Net
                                        Investment   Net Investment   Realized
                                          Income         Income        Gains
                                        ----------   --------------   --------
ASAF AMERICAN CENTURY
INTERNATIONAL
GROWTH FUND(9):
----------------------------------
----------------------------------
 Class A                                  $(0.03)        $   --        $   --
                                              --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.07)           --
 Class B                                      --+            --            --
                                              --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.02)           --
 Class C                                      --+            --            --
                                              --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.02)           --
 Class X                                      --+            --            --
                                              --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.02)           --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
----------------------------------
----------------------------------
 Class A                                  $(0.17)        $   --        $   --
                                           (0.19)            --            --
                                           (0.17)            --            --
                                           (0.20)            --         (0.13)
                                           (0.12)            --            --
 Class B                                   (0.11)            --            --
                                           (0.14)            --            --
                                           (0.11)            --            --
                                           (0.13)            --         (0.13)
                                           (0.05)            --            --
 Class C                                   (0.11)            --            --
                                           (0.14)            --            --
                                           (0.11)            --            --
                                           (0.13)            --         (0.13)
                                           (0.05)            --            --
 Class X                                   (0.11)            --            --
                                           (0.14)            --            --
                                           (0.11)            --            --
                                           (0.13)            --         (0.13)
                                           (0.05)            --            --
ASAF DEAM INTERNATIONAL
EQUITY FUND:
----------------------------------
----------------------------------
 Class A                                  $   --         $   --        $   --
                                              --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
 Class B                                      --             --            --
                                              --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
 Class C                                      --             --            --
                                              --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
 Class X                                      --             --            --
                                              --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                        Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                              -------------------------------------   --------------------------------------------
                  Net Asset               Net Assets at   Portfolio      Net       After Expense    Before Expense
  Total           Value End     Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   ---------   ---------   -------------   ---------   ----------   --------------   --------------
     $(0.03)       $ 6.50        9.82%       $12,542         367%        2.10%          2.10%            2.97%
         --          5.95      (18.04%)       13,114         287%        2.10%          2.10%            2.74%
         --          7.26      (33.88%)       17,088         202%        2.14%          2.14%            2.64%
         --         10.98       (0.09%)       20,109         165%        2.10%          2.11%            2.53%
      (0.07)        10.99       17.82%         4,623          31%        2.10%          2.12%            3.36%
         --+         6.54        9.40%        19,374         367%        2.60%          2.60%            3.49%
         --          5.98      (18.42%)       19,987         287%        2.60%          2.60%            3.25%
         --          7.33      (34.26%)       23,795         202%        2.64%          2.64%            3.14%
         --         11.15       (0.71%)       28,739         165%        2.60%          2.60%            3.01%
      (0.02)        11.22       17.30%         9,257          31%        2.60%          2.62%            3.86%
         --+         6.52        9.42%        14,445         367%        2.60%          2.60%            3.49%
         --          5.97      (18.33%)       15,065         287%        2.60%          2.60%            3.25%
         --          7.31      (34.32%)       13,837         202%        2.64%          2.64%            3.14%
         --         11.13       (0.71%)       16,225         165%        2.60%          2.60%            3.03%
      (0.02)        11.21       17.33%         4,379          31%        2.60%          2.62%            3.90%
         --+         6.55        9.21%         5,391         367%        2.60%          2.60%            3.49%
         --          6.00      (18.26%)        5,334         287%        2.60%          2.60%            3.25%
         --          7.34      (34.29%)        6,901         202%        2.64%          2.64%            3.13%
         --         11.17       (0.71%)        8,783         165%        2.60%          2.60%            2.97%
      (0.02)        11.25       17.26%         6,727          31%        2.60%          2.62%            3.94%
     $(0.17)       $11.87       14.79%       $31,493         129%        1.65%          1.65%            2.01%
      (0.19)        10.50       (7.46%)       29,785         119%        1.65%          1.65%            1.96%
      (0.17)        11.54      (10.96%)       37,523         122%        1.65%          1.65%            1.91%
      (0.33)        13.14        4.87%        38,001         119%        1.64%          1.64%            1.91%
      (0.12)        12.85       19.10%        24,443         104%        1.60%          1.60%            2.15%
      (0.11)        11.84       14.25%        69,656         129%        2.15%          2.15%            2.51%
      (0.14)        10.47       (7.87%)       67,109         119%        2.15%          2.15%            2.46%
      (0.11)        11.50      (11.44%)       86,075         122%        2.15%          2.15%            2.41%
      (0.26)        13.10        4.27%        93,323         119%        2.14%          2.14%            2.42%
      (0.05)        12.81       18.46%        65,933         104%        2.10%          2.10%            2.67%
      (0.11)        11.83       14.16%        23,359         129%        2.15%          2.15%            2.51%
      (0.14)        10.47       (7.87%)       22,188         119%        2.15%          2.15%            2.45%
      (0.11)        11.50      (11.44%)       32,294         122%        2.15%          2.15%            2.41%
      (0.26)        13.10        4.35%        36,859         119%        2.14%          2.14%            2.42%
      (0.05)        12.80       18.26%        20,769         104%        2.10%          2.10%            2.67%
      (0.11)        11.83       14.26%        16,254         129%        2.15%          2.15%            2.51%
      (0.14)        10.47       (7.96%)       16,048         119%        2.15%          2.15%            2.46%
      (0.11)        11.50      (11.38%)       21,106         122%        2.15%          2.15%            2.41%
      (0.26)        13.09        4.27%        23,269         119%        2.14%          2.14%            2.42%
      (0.05)        12.80       18.48%        19,258         104%        2.10%          2.10%            2.67%
     $   --        $ 9.28       17.32%       $12,115         117%        2.20%          2.20%            3.00%
         --          7.91      (10.52%)       12,754         515%        2.20%          2.20%            3.30%
         --          8.83      (44.61%)       17,371         655%        2.20%          2.20%            3.10%
      (0.72)        15.96       22.04%        44,940         516%        2.17%          2.17%            2.79%
         --         13.56       32.04%         2,374         268%        2.10%          2.10%            4.53%
         --          9.01       16.56%        22,664         117%        2.70%          2.70%            3.51%
         --          7.73      (10.84%)       23,271         515%        2.70%          2.70%            3.81%
         --          8.67      (44.92%)       32,208         655%        2.70%          2.70%            3.61%
      (0.72)        15.74       21.47%        67,929         516%        2.64%          2.64%            3.20%
         --         13.44       31.38%         7,722         268%        2.60%          2.60%            5.04%
         --          8.98       16.62%         9,713         117%        2.70%          2.70%            3.51%
         --          7.70      (10.88%)       10,601         515%        2.70%          2.70%            3.82%
         --          8.63      (44.90%)       14,028         655%        2.70%          2.70%            3.62%
      (0.72)        15.68       21.10%        31,232         516%        2.65%          2.65%            3.24%
         --         13.43       31.41%         2,540         268%        2.60%          2.60%            5.05%
         --          9.01       16.71%         5,757         117%        2.70%          2.70%            3.51%
         --          7.72      (10.85%)        5,676         515%        2.70%          2.70%            3.81%
         --          8.66      (44.91%)        7,252         655%        2.70%          2.70%            3.62%
      (0.72)        15.71       21.34%        13,809         516%        2.63%          2.63%            3.15%
         --         13.43       31.54%         4,305         268%        2.60%          2.60%            5.07%


                 Ratio of Net Investment
  Total             Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $(0.03)               0.01%
         --                0.50%
         --               (0.37%)
         --               (1.28%)
      (0.07)              (0.28%)
         --+              (0.69%)
         --                0.03%
         --               (1.08%)
         --               (1.76%)
      (0.02)              (0.80%)
         --+              (0.68%)
         --                0.06%
         --               (1.01%)
         --               (1.76%)
      (0.02)              (0.83%)
         --+              (0.69%)
         --                0.04%
         --               (1.09%)
         --               (1.64%)
      (0.02)              (0.86%)
     $(0.17)               1.25%
      (0.19)               1.71%(a)
      (0.17)               1.71%
      (0.33)               1.71%
      (0.12)               1.44%
      (0.11)               0.75%
      (0.14)               1.21%(a)
      (0.11)               1.22%
      (0.26)               1.21%
      (0.05)               0.94%
      (0.11)               0.75%
      (0.14)               1.21%(a)
      (0.11)               1.22%
      (0.26)               1.21%
      (0.05)               0.92%
      (0.11)               0.75%
      (0.14)               1.21%(a)
      (0.11)               1.22%
      (0.26)               1.20%
      (0.05)               0.88%
     $   --                0.43%
         --               (0.47%)
         --               (0.49%)
      (0.72)              (0.87%)
         --               (1.19%)
         --               (0.13%)
         --               (0.93%)
         --               (1.01%)
      (0.72)              (1.38%)
         --               (1.84%)
         --               (0.13%)
         --               (0.91%)
         --               (0.99%)
      (0.72)              (1.37%)
         --               (1.74%)
         --               (0.13%)
         --               (0.92%)
         --               (1.01%)
      (0.72)              (1.42%)
         --               (1.63%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                      Increase (Decrease) from
                                                                       Investment Operations
                                                               --------------------------------------
                                                   Net Asset      Net
                                                     Value     Investment   Net Realized   Total from
                                         Period    Beginning     Income     & Unrealized   Investment
                                         Ended     of Period     (Loss)     Gain (Loss)    Operations
                                        --------   ---------   ----------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------------
---------------------------------
 Class A                                10/31/03    $ 6.26       $ 0.53       $  0.98       $  1.51
                                        10/31/02      6.96         0.59(b)      (0.69)(b)     (0.10)
                                        10/31/01      8.02         0.75         (1.06)        (0.31)
                                        10/31/00      9.13         0.85         (1.11)        (0.26)
                                        10/31/99      9.38         0.80         (0.25)         0.55
 Class B                                10/31/03      6.25         0.49          0.98          1.48
                                        10/31/02      6.96         0.55(b)      (0.69)(b)     (0.14)
                                        10/31/01      8.02         0.71         (1.06)        (0.35)
                                        10/31/00      9.13         0.80         (1.11)        (0.31)
                                        10/31/99      9.39         0.75         (0.26)         0.49
 Class C                                10/31/03      6.26         0.50          0.98          1.48
                                        10/31/02      6.96         0.55(b)      (0.68)(b)     (0.13)
                                        10/31/01      8.02         0.71         (1.06)        (0.35)
                                        10/31/00      9.13         0.80         (1.11)        (0.31)
                                        10/31/99      9.38         0.75         (0.25)         0.50
 Class X                                10/31/03      6.25         0.49          0.98          1.48
                                        10/31/02      6.95         0.55(b)      (0.68)(b)     (0.13)
                                        10/31/01      8.01         0.71         (1.06)        (0.35)
                                        10/31/00      9.13         0.80         (1.12)        (0.32)
                                        10/31/99      9.39         0.75         (0.26)         0.49
ASAF GABELLI
SMALL-CAP VALUE FUND:
---------------------------------
---------------------------------
 Class A                                10/31/03    $ 9.66       $(0.08)      $  3.44       $  3.36
                                        10/31/02     10.29        (0.08)        (0.34)        (0.42)
                                        10/31/01     10.58        (0.03)         0.12          0.09
                                        10/31/00      8.90         0.03          1.89          1.92
                                        10/31/99      8.85         0.02          0.06          0.08
 Class B                                10/31/03      9.44        (0.13)         3.36          3.23
                                        10/31/02     10.11        (0.13)        (0.33)        (0.46)
                                        10/31/01     10.46        (0.08)         0.11          0.03
                                        10/31/00      8.84        (0.02)         1.88          1.86
                                        10/31/99      8.80        (0.03)         0.07          0.04
 Class C                                10/31/03      9.43        (0.13)         3.36          3.23
                                        10/31/02     10.10        (0.13)        (0.33)        (0.46)
                                        10/31/01     10.45        (0.08)         0.11          0.03
                                        10/31/00      8.84        (0.02)         1.87          1.85
                                        10/31/99      8.80        (0.03)         0.07          0.04
 Class X                                10/31/03      9.44        (0.13)         3.37          3.24
                                        10/31/02     10.11        (0.13)        (0.33)        (0.46)
                                        10/31/01     10.47        (0.08)         0.10          0.02
                                        10/31/00      8.84        (0.02)         1.89          1.87
                                        10/31/99      8.80        (0.03)         0.07          0.04
ASAF GOLDMAN SACHS
CONCENTRATED GROWTH FUND(9):
---------------------------------
---------------------------------
 Class A                                10/31/03    $ 9.76       $(0.10)      $  1.33       $  1.23
                                        10/31/02     12.44        (0.12)        (2.56)        (2.68)
                                        10/31/01     22.80         0.01        (10.37)       (10.36)
                                        10/31/00     21.97        (0.11)         0.94          0.83
                                        10/31/99     14.41        (0.10)         7.66          7.56
 Class B                                10/31/03      8.54        (0.13)         1.15          1.02
                                        10/31/02     10.94        (0.12)        (2.28)        (2.40)
                                        10/31/01     20.14        (0.07)        (9.13)        (9.20)
                                        10/31/00     19.50        (0.21)         0.85          0.64
                                        10/31/99     12.87        (0.17)         6.80          6.63
 Class C                                10/31/03      8.51        (0.13)         1.15          1.02
                                        10/31/02     10.91        (0.12)        (2.28)        (2.40)
                                        10/31/01     20.10        (0.07)        (9.12)        (9.19)
                                        10/31/00     19.47        (0.21)         0.84          0.63
                                        10/31/99     12.85        (0.18)         6.80          6.62
 Class X                                10/31/03      8.55        (0.13)         1.15          1.02
                                        10/31/02     10.95        (0.11)        (2.29)        (2.40)
                                        10/31/01     20.17        (0.07)        (9.15)        (9.22)
                                        10/31/00     19.52        (0.22)         0.87          0.65
                                        10/31/99     12.88        (0.18)         6.82          6.64


                                                 Less Distributions
                                       --------------------------------------

                                        From Net     In Excess of    From Net
                                       Investment   Net Investment   Realized
                                         Income         Income        Gains
                                       ----------   --------------   --------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------------
---------------------------------
 Class A                                 $(0.54)        $   --        $   --
                                          (0.60)            --            --
                                          (0.75)            --            --
                                          (0.85)            --            --
                                          (0.80)            --            --
 Class B                                  (0.51)            --            --
                                          (0.57)            --            --
                                          (0.71)            --            --
                                          (0.80)            --            --
                                          (0.75)            --            --
 Class C                                  (0.51)            --            --
                                          (0.57)            --            --
                                          (0.71)            --            --
                                          (0.80)            --            --
                                          (0.75)            --            --
 Class X                                  (0.51)            --            --
                                          (0.57)            --            --
                                          (0.71)            --            --
                                          (0.80)            --            --
                                          (0.75)            --            --
ASAF GABELLI
SMALL-CAP VALUE FUND:
---------------------------------
---------------------------------
 Class A                                 $   --         $   --        $   --
                                             --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --          (0.03)           --
 Class B                                     --             --            --
                                             --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --             --            --
 Class C                                     --             --            --
                                             --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --             --            --
 Class X                                     --             --            --
                                             --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --             --            --
ASAF GOLDMAN SACHS
CONCENTRATED GROWTH FUND(9):
---------------------------------
---------------------------------
 Class A                                 $   --         $   --        $   --
                                             --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --
 Class B                                     --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --
 Class C                                     --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --
 Class X                                     --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --
                                             --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                  Ratios of Expenses
                                        Supplemental Data                      to Average Net Assets(2)
                  Net Asset   -------------------------------------   ------------------------------------------
                    Value                 Net Assets at   Portfolio      Net      After Expense   Before Expense
  Total              End        Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   ---------   ---------   -------------   ---------   ---------   -------------   --------------
     $(0.54)       $ 7.23       24.96%     $   36,377         48%       1.50%         1.50%            1.68%
      (0.60)         6.26       (1.75%)        23,613         35%       1.50%         1.50%            1.74%
      (0.75)         6.96       (4.10%)        26,426         31%       1.50%         1.50%            1.82%
      (0.85)         8.02       (3.20%)        16,581         20%       1.50%         1.50%            1.78%
      (0.80)         9.13        5.70%         16,079         18%       1.50%         1.50%            1.81%
      (0.51)         7.22       24.37%        127,974         48%       2.00%         2.00%            2.18%
      (0.57)         6.25       (2.39%)        83,293         35%       2.00%         2.00%            2.23%
      (0.71)         6.96       (4.58%)        80,038         31%       2.00%         2.00%            2.33%
      (0.80)         8.02       (3.68%)        73,413         20%       2.00%         2.00%            2.27%
      (0.75)         9.13        5.05%         68,160         18%       2.00%         2.00%            2.31%
      (0.51)         7.23       24.34%         37,091         48%       2.00%         2.00%            2.18%
      (0.57)         6.26       (2.24%)        22,882         35%       2.00%         2.00%            2.23%
      (0.71)         6.96       (4.58%)        16,599         31%       2.00%         2.00%            2.33%
      (0.80)         8.02       (3.68%)        12,637         20%       2.00%         2.00%            2.27%
      (0.75)         9.13        5.05%         13,205         18%       2.00%         2.00%            2.32%
      (0.51)         7.22       24.20%         15,306         48%       2.00%         2.00%            2.18%
      (0.57)         6.25       (2.25%)        12,882         35%       2.00%         2.00%            2.24%
      (0.71)         6.95       (4.59%)        14,777         31%       2.00%         2.00%            2.34%
      (0.80)         8.01       (3.80%)        16,953         20%       2.00%         2.00%            2.28%
      (0.75)         9.13        5.06%         19,893         18%       2.00%         2.00%            2.32%
     $   --        $13.02       34.78%     $   46,265          7%       1.90%         1.90%            2.17%
      (0.21)         9.66       (4.37%)        36,088         24%       1.90%         1.90%            2.15%
      (0.38)        10.29        0.71%         36,357         72%       1.90%         1.90%            2.09%
      (0.24)        10.58       21.99%         23,156         71%       1.81%         1.81%            2.21%
      (0.03)         8.90        0.86%         10,881         35%       1.75%         1.75%            2.61%
         --         12.67       34.22%         89,931          7%       2.40%         2.40%            2.67%
      (0.21)         9.44       (4.86%)        77,004         24%       2.40%         2.40%            2.66%
      (0.38)        10.11        0.13%         69,831         72%       2.40%         2.40%            2.59%
      (0.24)        10.46       21.45%         41,477         71%       2.31%         2.31%            2.71%
         --          8.84        0.45%         23,890         35%       2.25%         2.25%            3.13%
         --         12.66       34.25%         45,826          7%       2.40%         2.40%            2.67%
      (0.21)         9.43       (4.86%)        36,245         24%       2.40%         2.40%            2.66%
      (0.38)        10.10        0.13%         32,808         72%       2.40%         2.40%            2.59%
      (0.24)        10.45       21.34%         20,484         71%       2.31%         2.31%            2.71%
         --          8.84        0.45%         13,164         35%       2.25%         2.25%            3.13%
         --         12.68       34.32%         26,699          7%       2.40%         2.40%            2.67%
      (0.21)         9.44       (4.86%)        22,365         24%       2.40%         2.40%            2.65%
      (0.38)        10.11        0.03%         22,817         72%       2.40%         2.40%            2.59%
      (0.24)        10.47       21.57%         18,557         71%       2.31%         2.31%            2.70%
         --          8.84        0.45%         13,947         35%       2.25%         2.25%            3.12%
     $   --        $10.99       12.60%     $  102,837        107%       1.75%         1.75%            2.26%
         --          9.76      (21.54%)       112,352         76%       1.75%         1.75%            2.16%
         --         12.44      (45.44%)       210,590         54%       1.75%         1.75%            1.98%
         --         22.80        3.78%        463,777         32%       1.72%         1.72%            1.81%
         --         21.97       52.46%        234,575         47%       1.70%         1.71%            2.00%
         --          9.56       11.94%        283,005        107%       2.25%         2.25%            2.76%
         --          8.54      (21.94%)       309,908         76%       2.25%         2.25%            2.67%
         --         10.94      (45.68%)       556,811         54%       2.25%         2.25%            2.47%
         --         20.14        3.28%      1,219,774         32%       2.22%         2.22%            2.31%
         --         19.50       51.52%        684,778         47%       2.20%         2.21%            2.51%
         --          9.53       11.99%         87,291        107%       2.25%         2.25%            2.76%
         --          8.51      (22.00%)        99,201         76%       2.25%         2.25%            2.67%
         --         10.91      (45.72%)       185,968         54%       2.25%         2.25%            2.47%
         --         20.10        3.24%        421,207         32%       2.22%         2.22%            2.31%
         --         19.47       51.52%        222,230         47%       2.20%         2.21%            2.50%
         --          9.57       11.93%         47,264        107%       2.25%         2.25%            2.76%
         --          8.55      (21.92%)        49,108         76%       2.25%         2.25%            2.67%
         --         10.95      (45.71%)        82,210         54%       2.25%         2.25%            2.47%
         --         20.17        3.33%        172,382         32%       2.22%         2.22%            2.31%
         --         19.52       51.55%        133,655         47%       2.20%         2.21%            2.48%


                 Ratio of Net Investment
  Total             Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $(0.54)               7.63%
      (0.60)               8.58%(b)
      (0.75)               9.77%
      (0.85)               9.68%
      (0.80)               8.26%
      (0.51)               7.19%
      (0.57)               8.10%(b)
      (0.71)               9.40%
      (0.80)               9.14%
      (0.75)               7.73%
      (0.51)               7.19%
      (0.57)               8.08%(b)
      (0.71)               9.33%
      (0.80)               9.14%
      (0.75)               7.74%
      (0.51)               7.24%
      (0.57)               8.12%(b)
      (0.71)               9.46%
      (0.80)               9.16%
      (0.75)               7.76%
     $   --               (0.74%)
      (0.21)              (0.72%)
      (0.38)              (0.28%)
      (0.24)               0.26%
      (0.03)               0.17%
         --               (1.24%)
      (0.21)              (1.21%)
      (0.38)              (0.78%)
      (0.24)              (0.22%)
         --               (0.35%)
         --               (1.24%)
      (0.21)              (1.21%)
      (0.38)              (0.78%)
      (0.24)              (0.22%)
         --               (0.34%)
         --               (1.24%)
      (0.21)              (1.21%)
      (0.38)              (0.77%)
      (0.24)              (0.22%)
         --               (0.31%)
     $   --               (0.98%)
         --               (1.05%)
         --                0.05%
         --               (0.45%)
         --               (0.49%)
         --               (1.48%)
         --               (1.21%)
         --               (0.45%)
         --               (0.95%)
         --               (0.98%)
         --               (1.48%)
         --               (1.19%)
         --               (0.45%)
         --               (0.95%)
         --               (0.99%)
         --               (1.48%)
         --               (1.11%)
         --               (0.45%)
         --               (0.96%)
         --               (1.02%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                      Increase (Decrease) from
                                                                       Investment Operations
                                                 Net Asset   ------------------------------------------
                                                   Value          Net        Net Realized    Total from
                                     Period      Beginning    Investment     & Unrealized    Investment
                                      Ended      of Period   Income (Loss)   Gain (Loss)     Operations
                                   -----------   ---------   -------------   ------------    ----------
ASAF INVESCO
CAPITAL INCOME FUND(9):
------------------------------
------------------------------
 Class A                           10/31/03       $10.41         $0.10          $ 1.34         $ 1.44
                                   10/31/02        12.11          0.13           (1.67)         (1.54)
                                   10/31/01        14.51          0.20           (2.41)         (2.21)
                                   10/31/00        13.66          0.22            1.03           1.25
                                   10/31/99        11.75          0.22            1.84           2.06
 Class B                           10/31/03        10.43          0.04            1.35           1.39
                                   10/31/02        12.14          0.07           (1.68)         (1.61)
                                   10/31/01        14.55          0.13           (2.42)         (2.29)
                                   10/31/00        13.69          0.15            1.04           1.19
                                   10/31/99        11.77          0.14            1.87           2.01
 Class C                           10/31/03        10.43          0.04            1.34           1.38
                                   10/31/02        12.13          0.07           (1.67)         (1.60)
                                   10/31/01        14.54          0.13           (2.42)         (2.29)
                                   10/31/00        13.68          0.15            1.04           1.19
                                   10/31/99        11.77          0.14            1.86           2.00
 Class X                           10/31/03        10.43          0.04            1.33           1.37
                                   10/31/02        12.13          0.07           (1.67)         (1.60)
                                   10/31/01        14.53          0.14           (2.42)         (2.28)
                                   10/31/00        13.68          0.14            1.04           1.18
                                   10/31/99        11.76          0.13            1.88           2.01
ASAF
MONEY MARKET FUND(9):
------------------------------
------------------------------
 Class A                           10/31/03       $ 1.00         $0.01          $   --+        $ 0.01
                                   10/31/02         1.00          0.01              --+          0.01
                                   10/31/01         1.00          0.04              --+          0.04
                                   10/31/00         1.00          0.05              --           0.05
                                   10/31/99         1.00          0.04              --           0.04
 Class B                           10/31/03         1.00          0.00              --+          0.00
                                   10/31/02         1.00          0.00              --+          0.00
                                   10/31/01         1.00          0.03              --+          0.03
                                   10/31/00         1.00          0.04              --           0.04
                                   10/31/99         1.00          0.03              --           0.03
 Class C                           10/31/03         1.00          0.00              --+          0.00
                                   10/31/02         1.00          0.00              --+          0.00
                                   10/31/01         1.00          0.03              --+          0.03
                                   10/31/00         1.00          0.04              --           0.04
                                   10/31/99         1.00          0.03              --           0.03
 Class X                           10/31/03         1.00          0.00              --+          0.00
                                   10/31/02         1.00          0.00              --+          0.00
                                   10/31/01         1.00          0.03              --+          0.03
                                   10/31/00         1.00          0.04              --           0.04
                                   10/31/99         1.00          0.03              --           0.03
ASAF PIMCO
TOTAL RETURN BOND FUND(9):
------------------------------
------------------------------
 Class A                           10/31/03       $10.83         $0.24          $ 0.43         $ 0.67
                                   10/31/02        11.04          0.34(a)         0.06(a)        0.40
                                   10/31/01        10.18          0.48            0.86           1.34
                                   10/31/00        10.11          0.58            0.07           0.65
                                   10/31/99        10.79          0.60           (0.61)         (0.01)
 Class B                           10/31/03        10.73          0.19            0.41           0.60
                                   10/31/02        10.93          0.28(a)         0.07(a)        0.35
                                   10/31/01        10.08          0.43            0.85           1.28
                                   10/31/00        10.01          0.53            0.07           0.60
                                   10/31/99        10.68          0.54           (0.60)         (0.06)
 Class C                           10/31/03        10.72          0.19            0.42           0.61
                                   10/31/02        10.93          0.28(a)         0.06(a)        0.34
                                   10/31/01        10.08          0.43            0.85           1.28
                                   10/31/00        10.01          0.53            0.07           0.60
                                   10/31/99        10.67          0.54           (0.59)         (0.05)
 Class X                           10/31/03        10.74          0.20            0.42           0.62
                                   10/31/02        10.94          0.28(a)         0.07(a)        0.35
                                   10/31/01        10.09          0.43            0.85           1.28
                                   10/31/00        10.02          0.53            0.07           0.60
                                   10/31/99        10.69          0.54           (0.60)         (0.06)


                                            Less Distributions
                                  --------------------------------------
                                   From Net     In Excess of    From Net
                                  Investment   Net Investment   Realized
                                    Income         Income        Gains
                                  ----------   --------------   --------
ASAF INVESCO
CAPITAL INCOME FUND(9):
------------------------------
------------------------------
 Class A                            $(0.11)        $   --        $   --
                                     (0.16)            --            --
                                     (0.19)            --            --
                                     (0.21)            --         (0.19)
                                     (0.15)            --            --
 Class B                             (0.05)            --            --
                                     (0.10)            --            --
                                     (0.12)            --            --
                                     (0.14)            --         (0.19)
                                     (0.09)            --            --
 Class C                             (0.05)            --            --
                                     (0.10)            --            --
                                     (0.12)            --            --
                                     (0.14)            --         (0.19)
                                     (0.09)            --            --
 Class X                             (0.05)            --            --
                                     (0.10)            --            --
                                     (0.12)            --            --
                                     (0.14)            --         (0.19)
                                     (0.09)            --            --
ASAF
MONEY MARKET FUND(9):
------------------------------
------------------------------
 Class A                            $(0.01)        $   --        $   --+
                                     (0.01)            --            --+
                                     (0.04)            --            --+
                                     (0.05)            --            --
                                     (0.04)            --            --
 Class B                             (0.00)            --            --+
                                     (0.00)            --            --+
                                     (0.03)            --            --+
                                     (0.04)            --            --
                                     (0.03)            --            --
 Class C                             (0.00)            --            --+
                                     (0.00)            --            --+
                                     (0.03)            --            --+
                                     (0.04)            --            --
                                     (0.03)            --            --
 Class X                             (0.00)            --            --+
                                     (0.00)            --            --+
                                     (0.03)            --            --+
                                     (0.04)            --            --
                                     (0.03)            --            --
ASAF PIMCO
TOTAL RETURN BOND FUND(9):
------------------------------
------------------------------
 Class A                            $(0.30)        $   --        $(0.33)
                                     (0.36)            --         (0.25)
                                     (0.48)            --            --
                                     (0.58)            --            --
                                     (0.60)            --         (0.07)
 Class B                             (0.24)            --         (0.33)
                                     (0.30)            --         (0.25)
                                     (0.43)            --            --
                                     (0.53)            --            --
                                     (0.54)            --         (0.07)
 Class C                             (0.24)            --         (0.33)
                                     (0.30)            --         (0.25)
                                     (0.43)            --            --
                                     (0.53)            --            --
                                     (0.54)            --         (0.07)
 Class X                             (0.25)            --         (0.33)
                                     (0.30)            --         (0.25)
                                     (0.43)            --            --
                                     (0.53)            --            --
                                     (0.54)            --         (0.07)

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $(0.11)         $11.74         13.91%      $ 37,203         104%        1.67%          1.67%             1.85%
      (0.16)          10.41        (12.91%)       39,223          36%        1.67%          1.67%             1.80%
      (0.19)          12.11        (15.39%)       56,537          25%        1.67%          1.67%             1.71%
      (0.40)          14.51          9.35%        54,424          63%        1.60%          1.64%             1.76%
      (0.15)          13.66         17.60%        31,960          66%        1.55%          1.59%             1.91%
      (0.05)          11.77         13.41%        91,942         104%        2.17%          2.17%             2.35%
      (0.10)          10.43        (13.40%)       97,872          36%        2.17%          2.17%             2.30%
      (0.12)          12.14        (15.82%)      139,634          25%        2.17%          2.17%             2.21%
      (0.33)          14.55          8.86%       138,391          63%        2.10%          2.14%             2.26%
      (0.09)          13.69         17.08%        79,962          66%        2.05%          2.09%             2.42%
      (0.05)          11.76         13.31%        39,614         104%        2.17%          2.17%             2.35%
      (0.10)          10.43        (13.33%)       38,192          36%        2.17%          2.17%             2.30%
      (0.12)          12.13        (15.83%)       56,530          25%        2.17%          2.17%             2.21%
      (0.33)          14.54          8.78%        56,401          63%        2.10%          2.14%             2.26%
      (0.09)          13.68         17.08%        34,157          66%        2.05%          2.09%             2.41%
      (0.05)          11.75         13.22%        25,797         104%        2.17%          2.17%             2.35%
      (0.10)          10.43        (13.33%)       27,589          36%        2.17%          2.17%             2.30%
      (0.12)          12.13        (15.77%)       37,635          25%        2.17%          2.17%             2.21%
      (0.33)          14.53          8.79%        42,330          63%        2.10%          2.14%             2.26%
      (0.09)          13.68         17.09%        33,884          66%        2.05%          2.09%             2.42%
     $(0.01)         $ 1.00          0.50%      $103,228         N/A         0.80%          0.80%             1.42%
      (0.01)           1.00          0.65%       135,044         N/A         1.39%          1.39%             1.46%
      (0.04)           1.00          3.61%       176,679         N/A         1.41%          1.41%             1.41%
      (0.05)           1.00          4.85%       108,598         N/A         1.48%          1.48%             1.48%
      (0.04)           1.00          3.57%        43,004         N/A         1.50%          1.50%             1.63%
      (0.00)           1.00          0.00%       120,172         N/A         1.31%          1.31%             1.92%
      (0.00)           1.00          0.15%       157,867         N/A         1.89%          1.89%             1.96%
      (0.03)           1.00          3.09%       147,983         N/A         1.91%          1.91%             1.91%
      (0.04)           1.00          4.33%        75,980         N/A         1.98%          1.98%             1.98%
      (0.03)           1.00          3.05%        79,202         N/A         2.00%          2.00%             2.12%
      (0.00)           1.00          0.00%        45,723         N/A         1.32%          1.32%             1.92%
      (0.00)           1.00          0.15%        73,787         N/A         1.89%          1.89%             1.96%
      (0.03)           1.00          3.09%        73,282         N/A         1.91%          1.91%             1.91%
      (0.04)           1.00          4.33%        31,743         N/A         1.98%          1.98%             1.98%
      (0.03)           1.00          3.06%        28,923         N/A         2.00%          2.00%             2.13%
      (0.00)           1.00          0.00%        24,933         N/A         1.30%          1.30%             1.92%
      (0.00)           1.00          0.15%        32,558         N/A         1.89%          1.89%             1.96%
      (0.03)           1.00          3.09%        30,941         N/A         1.91%          1.91%             1.91%
      (0.04)           1.00          4.33%        18,632         N/A         1.98%          1.98%             1.98%
      (0.03)           1.00          3.06%        28,385         N/A         2.00%          2.00%             2.13%
     $(0.63)         $10.87          6.29%      $ 97,836         260%        1.50%          1.50%             1.54%
      (0.61)          10.83          4.26%       109,692         250%        1.50%          1.50%             1.57%
      (0.48)          11.04         13.49%        93,305         394%        1.50%          1.50%             1.54%
      (0.58)          10.18          6.67%        34,799         464%        1.43%          1.43%             1.59%
      (0.67)          10.11         (0.55%)       23,140         145%        1.40%          1.40%             1.73%
      (0.57)          10.76          5.71%       247,291         260%        2.00%          2.00%             2.05%
      (0.55)          10.73          3.71%       287,193         250%        2.00%          2.00%             2.07%
      (0.43)          10.93         13.03%       217,344         394%        2.00%          2.00%             2.06%
      (0.53)          10.08          6.16%       102,417         464%        1.94%          1.94%             2.11%
      (0.61)          10.01         (1.02%)       83,936         145%        1.90%          1.90%             2.23%
      (0.57)          10.76          5.81%        86,927         260%        2.00%          2.00%             2.05%
      (0.55)          10.72          3.61%       104,916         250%        2.00%          2.00%             2.07%
      (0.43)          10.93         13.04%        75,605         394%        2.00%          2.00%             2.06%
      (0.53)          10.08          6.16%        27,548         464%        1.94%          1.94%             2.11%
      (0.61)          10.01         (0.92%)       26,112         145%        1.90%          1.90%             2.24%
      (0.57)          10.78          5.80%        36,801         260%        2.00%          2.00%             2.05%
      (0.55)          10.74          3.72%        41,855         250%        2.00%          2.00%             2.07%
      (0.43)          10.94         13.02%        32,044         394%        2.00%          2.00%             2.07%
      (0.53)          10.09          6.16%        21,185         464%        1.94%          1.94%             2.11%
      (0.61)          10.02         (1.00%)       19,574         145%        1.90%          1.90%             2.25%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $(0.11)               0.92%
      (0.16)               1.10%
      (0.19)               1.48%
      (0.40)               1.51%
      (0.15)               1.52%
      (0.05)               0.42%
      (0.10)               0.60%
      (0.12)               0.98%
      (0.33)               1.02%
      (0.09)               1.02%
      (0.05)               0.41%
      (0.10)               0.60%
      (0.12)               0.98%
      (0.33)               1.02%
      (0.09)               1.02%
      (0.05)               0.42%
      (0.10)               0.60%
      (0.12)               0.99%
      (0.33)               1.02%
      (0.09)               0.99%
     $(0.01)               0.50%
      (0.01)               0.66%
      (0.04)               3.55%
      (0.05)               5.03%
      (0.04)               3.56%
      (0.00)               0.00%
      (0.00)               0.14%
      (0.03)               2.78%
      (0.04)               4.27%
      (0.03)               3.04%
      (0.00)               0.00%
      (0.00)               0.13%
      (0.03)               2.95%
      (0.04)               4.43%
      (0.03)               3.07%
      (0.00)               0.00%
      (0.00)               0.14%
      (0.03)               2.95%
      (0.04)               4.16%
      (0.03)               3.06%
     $(0.63)               2.27%
      (0.61)               3.10%(a)
      (0.48)               4.21%
      (0.58)               5.61%
      (0.67)               5.33%
      (0.57)               1.82%
      (0.55)               2.60%(a)
      (0.43)               3.90%
      (0.53)               5.26%
      (0.61)               4.82%
      (0.57)               1.83%
      (0.55)               2.59%(a)
      (0.43)               3.82%
      (0.53)               5.26%
      (0.61)               4.84%
      (0.57)               1.82%
      (0.55)               2.61%(a)
      (0.43)               3.98%
      (0.53)               5.28%
      (0.61)               4.86%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                      Increase (Decrease) from
                                                                       Investment Operations
                                                 Net Asset   ------------------------------------------
                                                   Value          Net        Net Realized    Total from
                                     Period      Beginning    Investment     & Unrealized    Investment
                                      Ended      of Period   Income (Loss)   Gain (Loss)     Operations
                                   -----------   ---------   -------------   ------------    ----------
ASAF PBHG
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                           10/31/03       $ 8.34        $(0.12)         $ 3.45         $ 3.33
                                   10/31/02        11.04         (0.16)          (2.54)         (2.70)
                                   10/31/01        17.30         (0.15)          (6.11)         (6.26)
                                   10/31/00        17.08         (0.18)           0.51           0.33
                                   10/31/99         9.11         (0.10)           8.07           7.97
 Class B                           10/31/03         8.13         (0.16)           3.35           3.19
                                   10/31/02        10.81         (0.21)          (2.47)         (2.68)
                                   10/31/01        17.02         (0.21)          (6.00)         (6.21)
                                   10/31/00        16.87         (0.29)           0.55           0.26
                                   10/31/99         9.04         (0.17)           8.00           7.83
 Class C                           10/31/03         8.14         (0.16)           3.35           3.19
                                   10/31/02        10.82         (0.21)          (2.47)         (2.68)
                                   10/31/01        17.03         (0.21)          (6.00)         (6.21)
                                   10/31/00        16.90         (0.29)           0.53           0.24
                                   10/31/99         9.06         (0.16)           8.00           7.84
 Class X                           10/31/03         8.13         (0.16)           3.35           3.19
                                   10/31/02        10.81         (0.21)          (2.47)         (2.68)
                                   10/31/01        17.03         (0.22)          (6.00)         (6.22)
                                   10/31/00        16.90         (0.29)           0.53           0.24
                                   10/31/99         9.06         (0.15)           7.99           7.84
ASAF ALLIANCE
GROWTH FUND:
------------------------------
------------------------------
 Class A                           10/31/03       $ 7.72        $(0.06)         $ 1.04         $ 0.98
                                   10/31/02         9.47         (0.09)          (1.66)         (1.75)
                                   10/31/01        15.92         (0.11)          (4.91)         (5.02)
                                   10/31/00        13.64         (0.20)           2.85           2.65
                                   10/31/99        10.44         (0.15)           3.35           3.20
 Class B                           10/31/03         7.55         (0.10)           1.01           0.91
                                   10/31/02         9.30         (0.13)          (1.62)         (1.75)
                                   10/31/01        15.74         (0.16)          (4.85)         (5.01)
                                   10/31/00        13.55         (0.28)           2.84           2.56
                                   10/31/99        10.43         (0.21)           3.33           3.12
 Class C                           10/31/03         7.53         (0.10)           1.00           0.90
                                   10/31/02         9.27         (0.13)          (1.61)         (1.74)
                                   10/31/01        15.69         (0.16)          (4.83)         (4.99)
                                   10/31/00        13.51         (0.28)           2.83           2.55
                                   10/31/99        10.40         (0.21)           3.32           3.11
 Class X                           10/31/03         7.54         (0.10)           1.00           0.90
                                   10/31/02         9.28         (0.13)          (1.61)         (1.74)
                                   10/31/01        15.70         (0.16)          (4.83)         (4.99)
                                   10/31/00        13.51         (0.28)           2.84           2.56
                                   10/31/99        10.41         (0.21)           3.31           3.10
ASAF ALLIANCE
GROWTH AND INCOME FUND:
------------------------------
------------------------------
 Class A                           10/31/03       $ 9.56        $ 0.03          $ 2.24         $ 2.27
                                   10/31/02        12.23          0.03           (2.40)         (2.37)
                                   10/31/01        13.76            --           (0.94)         (0.94)
                                   10/31/00        12.33          0.04            1.39           1.43
                                   10/31/99        10.52          0.06            1.80           1.86
 Class B                           10/31/03         9.41         (0.02)           2.19           2.17
                                   10/31/02        12.10         (0.03)          (2.36)         (2.39)
                                   10/31/01        13.69         (0.07)          (0.93)         (1.00)
                                   10/31/00        12.32         (0.02)           1.39           1.37
                                   10/31/99        10.53         (0.01)           1.81           1.80
 Class C                           10/31/03         9.40         (0.02)           2.19           2.17
                                   10/31/02        12.09         (0.03)          (2.36)         (2.39)
                                   10/31/01        13.67         (0.07)          (0.92)         (0.99)
                                   10/31/00        12.31         (0.03)           1.39           1.36
                                   10/31/99        10.51         (0.01)           1.82           1.81
 Class X                           10/31/03         9.39         (0.02)           2.19           2.17
                                   10/31/02        12.08         (0.03)          (2.36)         (2.39)
                                   10/31/01        13.66         (0.06)          (0.93)         (0.99)
                                   10/31/00        12.30         (0.02)           1.38           1.36
                                   10/31/99        10.52         (0.01)           1.80           1.79


                                            Less Distributions
                                  --------------------------------------
                                   From Net     In Excess of    From Net
                                  Investment   Net Investment   Realized
                                    Income         Income        Gains
                                  ----------   --------------   --------
ASAF PBHG
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                            $   --         $   --        $   --
                                        --             --            --
                                        --             --            --
                                        --             --         (0.11)
                                        --             --            --
 Class B                                --             --            --
                                        --             --            --
                                        --             --            --
                                        --             --         (0.11)
                                        --             --            --
 Class C                                --             --            --
                                        --             --            --
                                        --             --            --
                                        --             --         (0.11)
                                        --             --            --
 Class X                                --             --            --
                                        --             --            --
                                        --             --            --
                                        --             --         (0.11)
                                        --             --            --
ASAF ALLIANCE
GROWTH FUND:
------------------------------
------------------------------
 Class A                            $   --         $   --        $   --
                                        --             --            --
                                        --             --         (1.43)
                                        --             --         (0.37)
                                        --             --            --
 Class B                                --             --            --
                                        --             --            --
                                        --             --         (1.43)
                                        --             --         (0.37)
                                        --             --            --
 Class C                                --             --            --
                                        --             --            --
                                        --             --         (1.43)
                                        --             --         (0.37)
                                        --             --            --
 Class X                                --             --            --
                                        --             --            --
                                        --             --         (1.43)
                                        --             --         (0.37)
                                        --             --            --
ASAF ALLIANCE
GROWTH AND INCOME FUND:
------------------------------
------------------------------
 Class A                            $   --         $   --        $   --
                                        --             --         (0.30)
                                        --             --         (0.59)
                                        --             --            --
                                     (0.01)         (0.04)           --
 Class B                                --             --            --
                                        --             --         (0.30)
                                        --             --         (0.59)
                                        --             --            --
                                        --          (0.01)           --
 Class C                                --             --            --
                                        --             --         (0.30)
                                        --             --         (0.59)
                                        --             --            --
                                        --          (0.01)           --
 Class X                                --             --            --
                                        --             --         (0.30)
                                        --             --         (0.59)
                                        --             --            --
                                        --          (0.01)           --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $   --          $11.67         39.93%      $ 29,516         106%        1.80%          1.80%             2.27%
         --            8.34        (24.46%)       22,388         120%        1.80%          1.80%             2.21%
         --           11.04        (36.18%)       43,941         103%        1.80%          1.80%             2.04%
      (0.11)          17.30          1.69%        85,342          90%        1.73%          1.73%             1.84%
         --           17.08         87.80%        54,039          74%        1.70%          1.71%             2.20%
         --           11.32         39.24%        58,731         106%        2.30%          2.30%             2.77%
         --            8.13        (24.79%)       48,295         120%        2.30%          2.30%             2.72%
         --           10.81        (36.52%)       80,943         103%        2.30%          2.30%             2.54%
      (0.11)          17.02          1.29%       169,925          90%        2.23%          2.23%             2.34%
         --           16.87         86.73%        98,524          74%        2.20%          2.21%             2.69%
         --           11.33         39.19%        24,850         106%        2.30%          2.30%             2.77%
         --            8.14        (24.77%)       19,674         120%        2.30%          2.30%             2.72%
         --           10.82        (36.50%)       31,186         103%        2.30%          2.30%             2.54%
      (0.11)          17.03          1.23%        72,934          90%        2.23%          2.23%             2.34%
         --           16.90         86.64%        38,337          74%        2.20%          2.21%             2.73%
         --           11.32         39.24%        14,301         106%        2.30%          2.30%             2.77%
         --            8.13        (24.79%)       11,238         120%        2.30%          2.30%             2.73%
         --           10.81        (36.52%)       17,624         103%        2.30%          2.30%             2.54%
      (0.11)          17.03          1.17%        33,072          90%        2.23%          2.23%             2.34%
         --           16.90         86.53%        24,312          74%        2.20%          2.21%             2.82%
     $   --          $ 8.70         12.69%      $ 18,201          50%        1.80%          1.80%             2.23%
         --            7.72        (18.48%)       19,663          51%        1.80%          1.80%             2.14%
      (1.43)           9.47        (33.79%)       30,153         103%        1.80%          1.80%             2.06%
      (0.37)          15.92         19.38%        33,339         122%        1.78%          1.85%             1.98%
         --           13.64         30.65%         9,271         320%        1.80%          1.80%             2.41%
         --            8.46         12.05%        34,313          50%        2.30%          2.30%             2.73%
         --            7.55        (18.82%)       37,401          51%        2.30%          2.30%             2.64%
      (1.43)           9.30        (34.02%)       55,216         103%        2.30%          2.30%             2.55%
      (0.37)          15.74         18.84%        82,198         122%        2.28%          2.34%             2.47%
         --           13.55         29.91%        29,219         320%        2.30%          2.30%             2.91%
         --            8.43         11.95%        16,685          50%        2.30%          2.30%             2.73%
         --            7.53        (18.77%)       17,791          51%        2.30%          2.30%             2.65%
      (1.43)           9.27        (34.00%)       21,705         103%        2.30%          2.30%             2.55%
      (0.37)          15.69         18.82%        25,565         122%        2.28%          2.34%             2.47%
         --           13.51         29.90%         7,371         320%        2.30%          2.30%             2.92%
         --            8.44         11.94%         9,777          50%        2.30%          2.30%             2.73%
         --            7.54        (18.75%)       10,626          51%        2.30%          2.30%             2.64%
      (1.43)           9.28        (33.98%)       15,003         103%        2.30%          2.30%             2.54%
      (0.37)          15.70         18.89%        24,186         122%        2.28%          2.34%             2.45%
         --           13.51         29.78%        13,212         320%        2.30%          2.30%             2.93%
     $   --          $11.83         23.74%      $ 55,064          60%        1.65%          1.65%             2.09%
      (0.30)           9.56        (19.99%)       47,611          88%        1.65%          1.65%             2.04%
      (0.59)          12.23         (7.16%)       66,446         128%        1.65%          1.65%             1.94%
         --           13.76         11.60%        49,218         135%        1.62%          1.73%             2.09%
      (0.05)          12.33         17.72%        28,123          47%        1.60%          1.63%             2.21%
         --           11.58         23.06%       116,211          60%        2.15%          2.15%             2.59%
      (0.30)           9.41        (20.37%)      106,401          88%        2.15%          2.15%             2.54%
      (0.59)          12.10         (7.65%)      152,314         128%        2.15%          2.15%             2.44%
         --           13.69         11.12%       110,793         135%        2.12%          2.23%             2.59%
      (0.01)          12.32         17.05%        66,009          47%        2.10%          2.13%             2.71%
         --           11.57         23.09%        53,779          60%        2.15%          2.15%             2.59%
      (0.30)           9.40        (20.39%)       50,779          88%        2.15%          2.15%             2.54%
      (0.59)          12.09         (7.59%)       64,103         128%        2.15%          2.15%             2.44%
         --           13.67         11.05%        47,592         135%        2.12%          2.23%             2.59%
      (0.01)          12.31         17.18%        23,210          47%        2.10%          2.13%             2.72%
         --           11.56         23.11%        28,840          60%        2.15%          2.15%             2.59%
      (0.30)           9.39        (20.41%)       25,972          88%        2.15%          2.15%             2.54%
      (0.59)          12.08         (7.60%)       36,297         128%        2.15%          2.15%             2.44%
         --           13.66         11.06%        33,141         135%        2.12%          2.23%             2.60%
      (0.01)          12.30         16.97%        24,369          47%        2.10%          2.13%             2.72%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (1.28%)
         --               (1.49%)
         --               (1.21%)
      (0.11)              (0.81%)
         --               (0.73%)
         --               (1.78%)
         --               (1.98%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.24%)
         --               (1.78%)
         --               (1.98%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.25%)
         --               (1.78%)
         --               (1.98%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.21%)
     $   --               (0.76%)
         --               (0.98%)
      (1.43)              (0.93%)
      (0.37)              (1.18%)
         --               (1.15%)
         --               (1.26%)
         --               (1.49%)
      (1.43)              (1.43%)
      (0.37)              (1.67%)
         --               (1.66%)
         --               (1.26%)
         --               (1.49%)
      (1.43)              (1.43%)
      (0.37)              (1.67%)
         --               (1.68%)
         --               (1.26%)
         --               (1.48%)
      (1.43)              (1.43%)
      (0.37)              (1.65%)
         --               (1.68%)
     $   --                0.32%
      (0.30)               0.25%
      (0.59)              (0.01%)
         --                0.31%
      (0.05)               0.39%
         --               (0.17%)
      (0.30)              (0.25%)
      (0.59)              (0.51%)
         --               (0.19%)
      (0.01)              (0.13%)
         --               (0.17%)
      (0.30)              (0.25%)
      (0.59)              (0.51%)
         --               (0.20%)
      (0.01)              (0.12%)
         --               (0.17%)
      (0.30)              (0.24%)
      (0.59)              (0.51%)
         --               (0.18%)
      (0.01)              (0.08%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF WILLIAM BLAIR
INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  8.21      $(0.04)         $ 2.55        $ 2.51
                                               10/31/02          9.90          --+          (1.69)        (1.69)
                                               10/31/01         17.27       (0.13)          (6.67)        (6.80)
                                               10/31/00         14.06       (0.08)           3.29          3.21
                                               10/31/99         10.55       (0.09)           3.60          3.51
 Class B                                       10/31/03          8.06       (0.08)           2.50          2.42
                                               10/31/02          9.77       (0.05)          (1.66)        (1.71)
                                               10/31/01         17.03       (0.17)          (6.62)        (6.79)
                                               10/31/00         13.94       (0.17)           3.26          3.09
                                               10/31/99         10.51       (0.15)           3.58          3.43
 Class C                                       10/31/03          8.08       (0.08)           2.50          2.42
                                               10/31/02          9.79       (0.05)          (1.66)        (1.71)
                                               10/31/01         17.06       (0.18)          (6.62)        (6.80)
                                               10/31/00         13.96       (0.17)           3.27          3.10
                                               10/31/99         10.52       (0.15)           3.59          3.44
 Class X                                       10/31/03          8.06       (0.08)           2.50          2.42
                                               10/31/02          9.77       (0.05)          (1.66)        (1.71)
                                               10/31/01         17.03       (0.15)          (6.64)        (6.79)
                                               10/31/00         13.93       (0.18)           3.28          3.10
                                               10/31/99         10.50       (0.14)           3.57          3.43
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $ 10.68      $(0.11)         $ 2.47        $ 2.36
                                               10/31/02         11.16       (0.12)          (0.36)        (0.48)
                                               10/31/01         15.96       (0.10)          (4.70)        (4.80)
                                               10/31/00         14.58       (0.10)           1.48          1.38
                                               10/31/99         10.13       (0.09)           4.55          4.46
 Class B                                       10/31/03         10.46       (0.16)           2.42          2.26
                                               10/31/02         10.99       (0.17)          (0.36)        (0.53)
                                               10/31/01         15.80       (0.17)          (4.64)        (4.81)
                                               10/31/00         14.51       (0.19)           1.48          1.29
                                               10/31/99         10.12       (0.16)           4.55          4.39
 Class C                                       10/31/03         10.45       (0.16)           2.41          2.25
                                               10/31/02         10.98       (0.17)          (0.36)        (0.53)
                                               10/31/01         15.78       (0.17)          (4.63)        (4.80)
                                               10/31/00         14.49       (0.18)           1.47          1.29
                                               10/31/99         10.11       (0.16)           4.54          4.38
 Class X                                       10/31/03         10.44       (0.16)           2.41          2.25
                                               10/31/02         10.97       (0.17)          (0.36)        (0.53)
                                               10/31/01         15.77       (0.17)          (4.63)        (4.80)
                                               10/31/00         14.48       (0.19)           1.48          1.29
                                               10/31/99         10.11       (0.15)           4.52          4.37
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $ 10.62      $(0.18)         $ 2.62        $ 2.44
                                               10/31/02         13.52       (0.20)          (2.70)        (2.90)
                                               10/31/01         24.04       (0.23)         (10.29)       (10.52)
                                               10/31/00         16.22       (0.28)           8.10          7.82
                                               10/31/99         11.81       (0.17)           4.73          4.56
 Class B                                       10/31/03         10.40       (0.23)           2.55          2.32
                                               10/31/02         13.30       (0.26)          (2.64)        (2.90)
                                               10/31/01         23.78       (0.31)         (10.17)       (10.48)
                                               10/31/00         16.12       (0.40)           8.06          7.66
                                               10/31/99         11.79       (0.25)           4.73          4.48
 Class C                                       10/31/03         10.40       (0.23)           2.55          2.32
                                               10/31/02         13.30       (0.26)          (2.64)        (2.90)
                                               10/31/01         23.79       (0.31)         (10.18)       (10.49)
                                               10/31/00         16.12       (0.40)           8.07          7.67
                                               10/31/99         11.79       (0.24)           4.72          4.48
 Class X                                       10/31/03         10.40       (0.23)           2.54          2.31
                                               10/31/02         13.29       (0.26)          (2.63)        (2.89)
                                               10/31/01         23.77       (0.31)         (10.17)       (10.48)
                                               10/31/00         16.12       (0.40)           8.05          7.65
                                               10/31/99         11.79       (0.25)           4.73          4.48


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF WILLIAM BLAIR
INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                 (0.57)            --            --
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                 (0.47)            --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                 (0.47)            --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                 (0.47)            --            --
                                                    --             --            --
                                                    --             --            --
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --          (0.01)           --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $   --          $10.72         30.57%      $ 31,741         126%        2.10%          2.10%            2.36%
         --            8.21        (17.07%)       31,546          56%        2.10%          2.10%            2.37%
      (0.57)           9.90        (40.46%)       57,798          69%        2.06%          2.06%            2.16%
         --           17.27         22.92%       146,865          72%        1.91%          1.93%            2.03%
         --           14.06         33.18%        61,082          71%        2.10%          2.12%            2.47%
         --           10.48         30.02%        68,265         126%        2.60%          2.60%            2.86%
         --            8.06        (17.50%)       65,261          56%        2.60%          2.60%            2.88%
      (0.47)           9.77        (40.78%)      106,979          69%        2.56%          2.56%            2.66%
         --           17.03         22.25%       234,154          72%        2.41%          2.43%            2.53%
         --           13.94         32.54%       105,965          71%        2.60%          2.62%            2.97%
         --           10.50         29.95%        34,245         126%        2.60%          2.60%            2.86%
         --            8.08        (17.47%)       32,443          56%        2.60%          2.60%            2.88%
      (0.47)           9.79        (40.76%)       56,063          69%        2.56%          2.56%            2.66%
         --           17.06         22.29%       132,594          72%        2.41%          2.43%            2.53%
         --           13.96         32.60%        54,101          71%        2.60%          2.62%            2.97%
         --           10.48         30.02%        20,508         126%        2.60%          2.60%            2.86%
         --            8.06        (17.50%)       17,976          56%        2.60%          2.60%            2.88%
      (0.47)           9.77        (40.79%)       27,923          69%        2.56%          2.56%            2.66%
         --           17.03         22.34%        54,487          72%        2.41%          2.42%            2.53%
         --           13.93         32.57%        34,002          71%        2.60%          2.62%            2.98%
     $   --          $13.04         22.44%      $148,052          81%        1.80%          1.80%            2.01%
         --           10.68         (4.57%)      124,022         103%        1.80%          1.80%            2.00%
         --           11.16        (30.03%)      149,093         133%        1.80%          1.80%            1.94%
         --           15.96          9.47%       232,611         108%        1.78%          1.78%            1.87%
      (0.01)          14.58         44.18%       103,196         105%        1.75%          1.76%            2.03%
         --           12.72         21.96%       320,738          81%        2.30%          2.30%            2.51%
         --           10.46         (5.10%)      282,066         103%        2.30%          2.30%            2.50%
         --           10.99        (30.44%)      331,904         133%        2.30%          2.30%            2.44%
         --           15.80          8.89%       534,179         108%        2.27%          2.28%            2.36%
         --           14.51         43.52%       285,342         105%        2.25%          2.26%            2.53%
         --           12.70         21.88%       178,255          81%        2.30%          2.30%            2.51%
         --           10.45         (5.10%)      144,397         103%        2.30%          2.30%            2.50%
         --           10.98        (30.37%)      156,021         133%        2.30%          2.30%            2.44%
         --           15.78          8.90%       249,913         108%        2.26%          2.28%            2.36%
         --           14.49         43.32%       125,796         105%        2.25%          2.26%            2.53%
         --           12.69         21.90%        53,036          81%        2.30%          2.30%            2.51%
         --           10.44         (5.10%)       45,557         103%        2.30%          2.30%            2.50%
         --           10.97        (30.39%)       51,745         133%        2.30%          2.30%            2.44%
         --           15.77          8.83%        79,187         108%        2.27%          2.28%            2.36%
         --           14.48         43.47%        49,980         105%        2.25%          2.26%            2.53%
     $   --          $13.06         22.86%      $ 41,454         150%        1.85%          1.85%            2.29%
         --           10.62        (21.38%)       37,157          93%        1.85%          1.85%            2.24%
         --           13.52        (43.76%)       55,743         122%        1.85%          1.85%            2.00%
         --           24.04         48.21%       105,924         109%        1.80%          1.82%            1.91%
      (0.15)          16.22         38.83%        10,908         106%        1.75%          1.77%            2.65%
         --           12.72         22.31%        75,884         150%        2.35%          2.35%            2.79%
         --           10.40        (21.80%)       71,036          93%        2.35%          2.35%            2.74%
         --           13.30        (44.07%)      111,598         122%        2.35%          2.35%            2.51%
         --           23.78         47.52%       195,520         109%        2.30%          2.31%            2.40%
      (0.15)          16.12         38.21%        22,399         106%        2.25%          2.27%            3.14%
         --           12.72         22.31%        29,446         150%        2.35%          2.35%            2.79%
         --           10.40        (21.80%)       28,827          93%        2.35%          2.35%            2.74%
         --           13.30        (44.09%)       44,495         122%        2.35%          2.35%            2.51%
         --           23.79         47.58%        75,916         109%        2.30%          2.31%            2.40%
      (0.15)          16.12         38.09%         9,674         106%        2.25%          2.27%            3.17%
         --           12.71         22.21%        14,772         150%        2.35%          2.35%            2.79%
         --           10.40        (21.75%)       13,537          93%        2.35%          2.35%            2.74%
         --           13.29        (44.09%)       18,955         122%        2.35%          2.35%            2.51%
         --           23.77         47.46%        32,363         109%        2.30%          2.31%            2.40%
      (0.15)          16.12         38.09%         6,428         106%        2.25%          2.27%            3.19%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (0.41%)
         --                0.03%
      (0.57)              (0.64%)
         --               (0.39%)
         --               (0.70%)
         --               (0.95%)
         --               (0.47%)
      (0.47)              (1.13%)
         --               (0.87%)
         --               (1.22%)
         --               (0.94%)
         --               (0.48%)
      (0.47)              (1.13%)
         --               (0.86%)
         --               (1.21%)
         --               (0.95%)
         --               (0.48%)
      (0.47)              (1.13%)
         --               (0.90%)
         --               (1.19%)
     $   --               (1.02%)
         --               (1.01%)
         --               (0.76%)
         --               (0.61%)
      (0.01)              (0.69%)
         --               (1.53%)
         --               (1.51%)
         --               (1.26%)
         --               (1.11%)
         --               (1.20%)
         --               (1.52%)
         --               (1.51%)
         --               (1.26%)
         --               (1.11%)
         --               (1.19%)
         --               (1.52%)
         --               (1.51%)
         --               (1.26%)
         --               (1.11%)
         --               (1.18%)
     $   --               (1.59%)
         --               (1.55%)
         --               (1.33%)
         --               (1.18%)
      (0.15)              (1.17%)
         --               (2.10%)
         --               (2.05%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.68%)
         --               (2.10%)
         --               (2.04%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.68%)
         --               (2.10%)
         --               (2.04%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.69%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                 Increase (Decrease) from
                                                                                   Investment Operations
                                                             Net Asset   -----------------------------------------
                                                               Value          Net        Net Realized   Total from
                                                 Period      Beginning    Investment     & Unrealized   Investment
                                                  Ended      of Period   Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------   -------------   ------------   ----------
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $13.08        $(0.09)         $ 3.80        $ 3.71
                                               10/31/02        13.35         (0.07)          (0.09)        (0.16)
                                               10/31/01        14.65         (0.03)          (1.19)        (1.22)
                                               10/31/00        11.42         (0.05)           3.50          3.45
                                               10/31/99        10.23          0.03            1.19          1.22
 Class B                                       10/31/03        12.83         (0.16)           3.73          3.57
                                               10/31/02        13.17         (0.14)          (0.09)        (0.23)
                                               10/31/01        14.53         (0.11)          (1.17)        (1.28)
                                               10/31/00        11.38         (0.11)           3.48          3.37
                                               10/31/99        10.22         (0.05)           1.22          1.17
 Class C                                       10/31/03        12.84         (0.16)           3.72          3.56
                                               10/31/02        13.17         (0.14)          (0.08)        (0.22)
                                               10/31/01        14.53         (0.11)          (1.17)        (1.28)
                                               10/31/00        11.38         (0.11)           3.48          3.37
                                               10/31/99        10.22         (0.05)           1.22          1.17
 Class X                                       10/31/03        12.81         (0.16)           3.72          3.56
                                               10/31/02        13.14         (0.14)          (0.08)        (0.22)
                                               10/31/01        14.50         (0.11)          (1.17)        (1.28)
                                               10/31/00        11.36         (0.11)           3.47          3.36
                                               10/31/99        10.22         (0.05)           1.20          1.15
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $ 6.89        $(0.01)         $ 0.92        $ 0.91
                                               10/31/02         8.19         (0.02)          (1.28)        (1.30)
                                               10/31/01        10.73         (0.03)          (2.51)        (2.54)
                                               10/31/00(4)     10.00         (0.03)           0.76          0.73
 Class B                                       10/31/03         6.80         (0.05)           0.90          0.85
                                               10/31/02         8.12         (0.06)          (1.26)        (1.32)
                                               10/31/01        10.68         (0.07)          (2.49)        (2.56)
                                               10/31/00(4)     10.00         (0.07)           0.75          0.68
 Class C                                       10/31/03         6.79         (0.05)           0.91          0.86
                                               10/31/02         8.11         (0.06)          (1.26)        (1.32)
                                               10/31/01        10.67         (0.07)          (2.49)        (2.56)
                                               10/31/00(4)     10.00         (0.08)           0.75          0.67
 Class X                                       10/31/03         6.79         (0.05)           0.90          0.85
                                               10/31/02         8.12         (0.06)          (1.27)        (1.33)
                                               10/31/01        10.69         (0.07)          (2.50)        (2.57)
                                               10/31/00(4)     10.00         (0.08)           0.77          0.69
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $ 6.95        $ 0.03          $ 1.34        $ 1.37
                                               10/31/02         8.15          0.02           (1.22)        (1.20)
                                               10/31/01        10.24          0.02           (2.10)        (2.08)
                                               10/31/00(4)     10.00          0.03            0.21          0.24
 Class B                                       10/31/03         6.85         (0.01)           1.32          1.31
                                               10/31/02         8.08         (0.02)          (1.21)        (1.23)
                                               10/31/01        10.20         (0.02)          (2.09)        (2.11)
                                               10/31/00(4)     10.00         (0.03)           0.23          0.20
 Class C                                       10/31/03         6.85         (0.01)           1.32          1.31
                                               10/31/02         8.08         (0.02)          (1.21)        (1.23)
                                               10/31/01        10.20         (0.02)          (2.09)        (2.11)
                                               10/31/00(4)     10.00         (0.03)           0.23          0.20
 Class X                                       10/31/03         6.84         (0.01)           1.32          1.31
                                               10/31/02         8.06         (0.02)          (1.20)        (1.22)
                                               10/31/01        10.20         (0.02)          (2.11)        (2.13)
                                               10/31/00(4)     10.00         (0.03)           0.23          0.20
ASAF STRONG INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $ 4.94        $ 0.01          $ 0.97        $ 0.98
                                               10/31/02         6.10         (0.02)          (1.14)        (1.16)
                                               10/31/01         8.81         (0.02)          (2.69)        (2.71)
                                               10/31/00(4)     10.00          0.03           (1.22)        (1.19)
 Class B                                       10/31/03         4.87         (0.02)           0.97          0.95
                                               10/31/02         6.04         (0.05)          (1.12)        (1.17)
                                               10/31/01         8.78         (0.07)          (2.67)        (2.74)
                                               10/31/00(4)     10.00         (0.02)          (1.20)        (1.22)
 Class C                                       10/31/03         4.86         (0.02)           0.96          0.94
                                               10/31/02         6.02         (0.05)          (1.11)        (1.16)
                                               10/31/01         8.77         (0.06)          (2.69)        (2.75)
                                               10/31/00(4)     10.00         (0.01)          (1.22)        (1.23)
 Class X                                       10/31/03         4.87         (0.02)           0.97          0.95
                                               10/31/02         6.04         (0.05)          (1.12)        (1.17)
                                               10/31/01         8.79         (0.07)          (2.68)        (2.75)
                                               10/31/00(4)     10.00         (0.02)          (1.19)        (1.21)


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.03)           --
 Class B                                            --             --            --
                                                    --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.01)           --
 Class C                                            --             --            --
                                                    --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.01)           --
 Class X                                            --             --            --
                                                    --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.01)           --
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --+            --         (0.01)
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --         (0.01)
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --         (0.01)
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --         (0.01)
                                                    --             --            --
ASAF STRONG INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $16.79         28.36%      $ 51,801         61%        1.85%         1.85%           2.01%
      (0.11)          13.08         (1.31%)       43,346        109%        1.85%         1.85%           1.99%
      (0.08)          13.35         (8.39%)       43,595        219%        1.85%         1.85%           1.91%
      (0.22)          14.65         30.46%        27,571        196%        1.79%         1.87%           2.11%
      (0.03)          11.42         12.06%         8,561        126%        1.75%         1.85%           2.76%
         --           16.40         27.83%       102,711         61%        2.35%         2.35%           2.52%
      (0.11)          12.83         (1.86%)       94,735        109%        2.35%         2.35%           2.49%
      (0.08)          13.17         (8.87%)       96,608        219%        2.35%         2.35%           2.41%
      (0.22)          14.53         29.86%        57,561        196%        2.29%         2.37%           2.62%
      (0.01)          11.38         11.57%        21,560        126%        2.25%         2.35%           3.29%
         --           16.40         27.73%        42,700         61%        2.35%         2.35%           2.52%
      (0.11)          12.84         (1.78%)       36,403        109%        2.35%         2.35%           2.49%
      (0.08)          13.17         (8.87%)       34,719        219%        2.35%         2.35%           2.41%
      (0.22)          14.53         29.86%        22,114        196%        2.29%         2.36%           2.62%
      (0.01)          11.38         11.57%         7,731        126%        2.25%         2.35%           3.32%
         --           16.37         27.79%        19,791         61%        2.35%         2.35%           2.52%
      (0.11)          12.81         (1.79%)       17,141        109%        2.35%         2.35%           2.49%
      (0.08)          13.14         (8.89%)       15,781        219%        2.35%         2.35%           2.41%
      (0.22)          14.50         29.83%        10,565        196%        2.29%         2.36%           2.62%
      (0.01)          11.36         11.38%         4,608        126%        2.25%         2.35%           3.35%
     $   --          $ 7.80         13.21%      $  9,764         79%        1.80%         1.80%           2.48%
         --            6.89        (15.87%)        9,978         88%        1.80%         1.80%           2.43%
         --            8.19        (23.67%)       11,312         64%        1.80%         1.80%           2.43%
         --           10.73          7.30%         7,301         65%        1.80%         1.80%           2.54%
         --            7.65         12.50%        18,875         79%        2.30%         2.30%           2.98%
         --            6.80        (16.26%)       17,075         88%        2.30%         2.30%           2.92%
         --            8.12        (23.97%)       20,584         64%        2.30%         2.30%           2.91%
         --           10.68          6.80%        16,156         65%        2.30%         2.30%           3.17%
         --            7.65         12.67%         7,909         79%        2.30%         2.30%           2.98%
         --            6.79        (16.28%)        7,592         88%        2.30%         2.30%           2.92%
         --            8.11        (23.99%)        9,084         64%        2.30%         2.30%           2.93%
         --           10.67          6.70%         6,681         65%        2.30%         2.30%           3.06%
         --            7.64         12.52%         2,935         79%        2.30%         2.30%           2.98%
         --            6.79        (16.38%)        2,817         88%        2.30%         2.30%           2.92%
         --            8.12        (24.04%)        4,153         64%        2.30%         2.30%           2.91%
         --           10.69          6.90%         3,487         65%        2.30%         2.30%           3.06%
     $   --          $ 8.32         19.71%      $ 31,579         39%        1.50%         1.50%           1.84%
         --            6.95        (14.72%)       26,122         19%        1.50%         1.50%           1.83%
      (0.01)           8.15        (20.36%)       24,163         30%        1.50%         1.50%           1.86%
         --           10.24          2.40%        19,437        107%        1.50%         1.54%           2.00%
         --            8.16         19.12%        77,502         39%        2.00%         2.00%           2.34%
         --            6.85        (15.22%)       64,146         19%        2.00%         2.00%           2.33%
      (0.01)           8.08        (20.74%)       53,206         30%        2.00%         2.00%           2.36%
         --           10.20          2.00%        34,025        107%        2.00%         2.04%           2.53%
         --            8.16         19.12%        36,069         39%        2.00%         2.00%           2.35%
         --            6.85        (15.22%)       31,253         19%        2.00%         2.00%           2.33%
      (0.01)           8.08        (20.74%)       30,585         30%        2.00%         2.00%           2.35%
         --           10.20          2.00%        25,239        107%        2.00%         2.04%           2.56%
         --            8.15         19.15%         7,459         39%        2.00%         2.00%           2.35%
         --            6.84        (15.14%)        6,964         19%        2.00%         2.00%           2.33%
      (0.01)           8.06        (20.94%)        5,918         30%        2.00%         2.00%           2.36%
         --           10.20          2.00%         4,959        107%        2.00%         2.04%           2.50%
     $   --          $ 5.92         19.84%      $ 15,709         53%        2.10%         2.10%           2.70%
         --            4.94        (19.02%)       12,917        155%        2.10%         2.10%           2.77%
         --            6.10        (30.76%)       13,896         97%        2.10%         2.10%           2.63%
         --            8.81        (11.90%)       12,696         74%        2.10%         2.20%           3.01%
         --            5.82         19.51%        17,000         53%        2.60%         2.60%           3.23%
         --            4.87        (19.37%)       15,499        155%        2.60%         2.60%           3.27%
         --            6.04        (31.29%)       18,565         97%        2.60%         2.60%           3.14%
         --            8.78        (12.20%)       17,900         74%        2.60%         2.70%           3.55%
         --            5.80         19.59%         9,974         53%        2.60%         2.60%           3.22%
         --            4.86        (19.44%)        8,579        155%        2.60%         2.60%           3.27%
         --            6.02        (31.36%)       11,399         97%        2.60%         2.60%           3.12%
         --            8.77        (12.30%)       12,120         74%        2.60%         2.70%           3.53%
         --            5.82         19.51%         4,240         53%        2.60%         2.60%           3.23%
         --            4.87        (19.37%)        3,689        155%        2.60%         2.60%           3.27%
         --            6.04        (31.29%)        4,462         97%        2.60%         2.60%           3.15%
         --            8.79        (12.10%)        3,866         74%        2.60%         2.70%           3.75%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --              (0.66%)
      (0.11)             (0.49%)
      (0.08)             (0.24%)
      (0.22)             (0.37%)
      (0.03)              0.06%
         --              (1.16%)
      (0.11)             (0.99%)
      (0.08)             (0.73%)
      (0.22)             (0.85%)
      (0.01)             (0.44%)
         --              (1.16%)
      (0.11)             (0.99%)
      (0.08)             (0.73%)
      (0.22)             (0.85%)
      (0.01)             (0.45%)
         --              (1.16%)
      (0.11)             (0.99%)
      (0.08)             (0.73%)
      (0.22)             (0.84%)
      (0.01)             (0.46%)
     $   --              (0.15%)
         --              (0.30%)
         --              (0.27%)
         --              (0.29%)
         --              (0.65%)
         --              (0.80%)
         --              (0.77%)
         --              (0.72%)
         --              (0.65%)
         --              (0.80%)
         --              (0.77%)
         --              (0.76%)
         --              (0.64%)
         --              (0.81%)
         --              (0.77%)
         --              (0.76%)
     $   --               0.40%
         --              (0.30%)
      (0.01)              0.24%
         --               0.30%
         --              (0.10%)
         --              (0.20%)
      (0.01)             (0.27%)
         --              (0.25%)
         --              (0.09%)
         --              (0.20%)
      (0.01)             (0.26%)
         --              (0.25%)
         --              (0.09%)
         --              (0.21%)
      (0.01)             (0.26%)
         --              (0.25%)
     $   --               0.21%
         --              (0.31%)
         --              (0.25%)
         --               0.32%
         --              (0.40%)
         --              (0.82%)
         --              (0.97%)
         --              (0.22%)
         --              (0.38%)
         --              (0.82%)
         --              (0.89%)
         --              (0.13%)
         --              (0.40%)
         --              (0.83%)
         --              (0.97%)
         --              (0.23%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF DEAM
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  3.51      $(0.04)         $ 1.59        $ 1.55
                                               10/31/02          4.59       (0.06)          (1.02)        (1.08)
                                               10/31/01          8.08       (0.07)          (3.42)        (3.49)
                                               10/31/00(5)      10.00       (0.06)          (1.86)        (1.92)
 Class B                                       10/31/03          3.46       (0.06)           1.56          1.50
                                               10/31/02          4.54       (0.08)          (1.00)        (1.08)
                                               10/31/01          8.04       (0.10)          (3.40)        (3.50)
                                               10/31/00(5)      10.00       (0.10)          (1.86)        (1.96)
 Class C                                       10/31/03          3.46       (0.06)           1.57          1.51
                                               10/31/02          4.55       (0.08)          (1.01)        (1.09)
                                               10/31/01          8.04       (0.10)          (3.39)        (3.49)
                                               10/31/00(5)      10.00       (0.10)          (1.86)        (1.96)
 Class X                                       10/31/03          3.47       (0.06)           1.56          1.50
                                               10/31/02          4.55       (0.08)          (1.00)        (1.08)
                                               10/31/01          8.05       (0.10)          (3.40)        (3.50)
                                               10/31/00(5)      10.00       (0.10)          (1.85)        (1.95)
ASAF ALGER
ALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  4.97      $(0.06)         $ 1.18        $ 1.12
                                               10/31/02          6.46       (0.08)          (1.41)        (1.49)
                                               10/31/01          9.45       (0.03)          (2.94)        (2.97)
                                               10/31/00(6)      10.00          --           (0.55)        (0.55)
 Class B                                       10/31/03          4.92       (0.09)           1.17          1.08
                                               10/31/02          6.44       (0.11)          (1.41)        (1.52)
                                               10/31/01          9.44       (0.06)          (2.94)        (3.00)
                                               10/31/00(6)      10.00       (0.01)          (0.55)        (0.56)
 Class C                                       10/31/03          4.93       (0.09)           1.17          1.08
                                               10/31/02          6.45       (0.11)          (1.41)        (1.52)
                                               10/31/01          9.45       (0.08)          (2.92)        (3.00)
                                               10/31/00(6)      10.00       (0.01)          (0.54)        (0.55)
 Class X                                       10/31/03          4.92       (0.09)           1.17          1.08
                                               10/31/02          6.44       (0.11)          (1.41)        (1.52)
                                               10/31/01          9.44       (0.06)          (2.94)        (3.00)
                                               10/31/00(6)      10.00       (0.01)          (0.55)        (0.56)
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  7.65      $(0.02)         $ 2.51        $ 2.49
                                               10/31/02          9.18       (0.01)          (1.52)        (1.53)
                                               10/31/01         10.26        0.03           (1.08)        (1.05)
                                               10/31/00(6)      10.00        0.01            0.25          0.26
 Class B                                       10/31/03          7.58       (0.06)           2.48          2.42
                                               10/31/02          9.14       (0.06)          (1.50)        (1.56)
                                               10/31/01         10.26       (0.04)          (1.07)        (1.11)
                                               10/31/00(6)      10.00        0.01            0.25          0.26
 Class C                                       10/31/03          7.58       (0.06)           2.48          2.42
                                               10/31/02          9.14       (0.06)          (1.50)        (1.56)
                                               10/31/01         10.25       (0.03)          (1.07)        (1.10)
                                               10/31/00(6)      10.00        0.01            0.24          0.25
 Class X                                       10/31/03          7.57       (0.06)           2.48          2.42
                                               10/31/02          9.13       (0.06)          (1.50)        (1.56)
                                               10/31/01         10.25       (0.03)          (1.08)        (1.11)
                                               10/31/00(6)      10.00        0.01            0.24          0.25
ASAF GOLDMAN SACHS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  3.09      $(0.04)         $ 0.84        $ 0.80
                                               10/31/02          4.04       (0.05)          (0.90)        (0.95)
                                               10/31/01         10.01       (0.06)          (5.90)        (5.96)
                                               10/31/00(6)      10.00        0.02           (0.01)         0.01
 Class B                                       10/31/03          3.06       (0.06)           0.84          0.78
                                               10/31/02          4.03       (0.07)          (0.90)        (0.97)
                                               10/31/01         10.00       (0.09)          (5.88)        (5.97)
                                               10/31/00(6)      10.00        0.01           (0.01)           --
 Class C                                       10/31/03          3.06       (0.06)           0.83          0.77
                                               10/31/02          4.03       (0.07)          (0.90)        (0.97)
                                               10/31/01         10.01       (0.09)          (5.89)        (5.98)
                                               10/31/00(6)      10.00        0.01              --          0.01
 Class X                                       10/31/03          3.06       (0.06)           0.83          0.77
                                               10/31/02          4.02       (0.07)          (0.89)        (0.96)
                                               10/31/01         10.00       (0.09)          (5.89)        (5.98)
                                               10/31/00(6)      10.00        0.01           (0.01)           --


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF DEAM
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
ASAF ALGER
ALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                 (0.02)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                 (0.03)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
ASAF GOLDMAN SACHS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                    Net Asset     -------------------------------------   ------------------------------------------
                      Value                   Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total            End          Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions     of Period     Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 5.06         44.16%       $15,297         203%        1.90%        1.90%             2.60%
         --            3.51        (23.53%)       10,499         309%        1.86%        1.86%             2.64%
         --            4.59        (43.19%)       17,736         110%        1.80%        1.80%             2.65%
         --            8.08        (19.20%)       17,172          61%        1.80%        1.80%             2.43%
         --            4.96         43.35%        22,010         203%        2.40%        2.40%             3.11%
         --            3.46        (23.79%)       16,513         309%        2.36%        2.36%             3.15%
         --            4.54        (43.53%)       22,969         110%        2.30%        2.30%             3.13%
         --            8.04        (19.60%)       27,872          61%        2.30%        2.30%             2.94%
         --            4.97         43.64%        11,580         203%        2.40%        2.40%             3.11%
         --            3.46        (23.96%)        8,054         309%        2.36%        2.36%             3.15%
         --            4.55        (43.41%)       10,968         110%        2.30%        2.30%             3.13%
         --            8.04        (19.60%)       14,676          61%        2.30%        2.30%             2.94%
         --            4.97         43.23%         4,087         203%        2.40%        2.40%             3.11%
         --            3.47        (23.74%)        2,995         309%        2.36%        2.36%             3.15%
         --            4.55        (43.48%)        3,875         110%        2.30%        2.30%             3.13%
         --            8.05        (19.50%)        4,499          61%        2.30%        2.30%             2.93%
     $   --          $ 6.09         22.54%       $ 8,074         185%        1.85%        1.85%             2.65%
         --            4.97        (23.06%)        6,300         198%        1.85%        1.85%             2.54%
      (0.02)           6.46        (31.22%)        7,783          70%        1.85%        1.85%             2.57%
         --            9.45         (5.50%)        3,790          15%        1.85%        1.85%             3.08%
         --            6.00         21.95%        14,136         185%        2.35%        2.35%             3.14%
         --            4.92        (23.60%)        9,985         198%        2.35%        2.35%             3.04%
         --            6.44        (31.47%)       11,995          70%        2.35%        2.35%             3.10%
         --            9.44         (5.60%)        4,232          15%        2.35%        2.35%             3.49%
         --            6.01         21.91%         9,133         185%        2.35%        2.35%             3.15%
         --            4.93        (23.57%)        8,518         198%        2.35%        2.35%             3.04%
         --            6.45        (31.44%)        1,148          70%        2.35%        2.35%             3.10%
         --            9.45         (5.50%)        4,734          15%        2.35%        2.35%             3.49%
         --            6.00         21.95%         2,323         185%        2.35%        2.35%             3.15%
         --            4.92        (23.60%)        1,781         198%        2.35%        2.35%             3.06%
         --            6.44        (31.47%)        1,614          70%        2.35%        2.35%             3.13%
         --            9.44         (5.60%)          389          15%        2.35%        2.35%             3.42%
     $   --          $10.14         32.55%       $25,014          27%        1.85%        1.85%             2.21%
         --            7.65        (16.67%)       17,408          30%        1.85%        1.85%             2.22%
      (0.03)           9.18        (10.25%)       16,579          84%        1.85%        1.85%             2.32%
         --           10.26          2.60%         1,522           7%        1.85%        1.85%             4.99%
         --           10.00         31.93%        34,651          27%        2.35%        2.35%             2.71%
         --            7.58        (17.07%)       27,583          30%        2.35%        2.35%             2.71%
      (0.01)           9.14        (10.78%)       29,676          84%        2.35%        2.35%             2.81%
         --           10.26          2.60%         2,893           7%        2.35%        2.35%             4.98%
         --           10.00         31.93%        18,317          27%        2.35%        2.35%             2.71%
         --            7.58        (17.07%)       15,607          30%        2.35%        2.35%             2.71%
      (0.01)           9.14        (10.69%)       19,876          84%        2.35%        2.35%             2.81%
         --           10.25          2.50%         3,127           7%        2.35%        2.35%             5.21%
         --            9.99         31.97%         5,070          27%        2.35%        2.35%             2.70%
         --            7.57        (17.09%)        3,664          30%        2.35%        2.35%             2.69%
      (0.01)           9.13        (10.79%)        4,498          84%        2.35%        2.35%             2.81%
         --           10.25          2.50%           217           7%        2.35%        2.35%             4.80%
     $   --          $ 3.89         25.89%       $ 8,839         132%        1.90%        1.90%             3.05%
         --            3.09        (23.51%)        5,765          89%        1.90%        1.90%             3.17%
      (0.01)           4.04        (59.56%)        6,012         188%        1.90%        1.90%             2.95%
         --           10.01          0.10%         3,069           3%        1.90%        1.90%             2.96%
         --            3.84         25.49%         9,777         132%        2.40%        2.40%             3.56%
         --            3.06        (24.07%)        7,310          89%        2.40%        2.40%             3.65%
         --            4.03        (59.68%)        9,098         188%        2.40%        2.40%             3.37%
         --           10.00          0.00%         8,853           3%        2.40%        2.40%             3.32%
         --            3.83         25.16%         7,083         132%        2.40%        2.40%             3.54%
         --            3.06        (24.07%)        3,566          89%        2.40%        2.40%             3.65%
         --            4.03        (59.72%)        4,687         188%        2.40%        2.40%             3.40%
         --           10.01          0.10%         4,495           3%        2.40%        2.40%             3.49%
         --            3.83         25.16%         2,049         132%        2.40%        2.40%             3.54%
         --            3.06        (23.88%)          916          89%        2.40%        2.40%             3.65%
         --            4.02        (59.78%)        1,174         188%        2.40%        2.40%             3.47%
         --           10.00          0.00%           676           3%        2.40%        2.40%             3.39%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (1.05%)
         --               (1.29%)
         --               (1.24%)
         --               (0.72%)
         --               (1.56%)
         --               (1.78%)
         --               (1.75%)
         --               (1.25%)
         --               (1.55%)
         --               (1.78%)
         --               (1.76%)
         --               (1.24%)
         --               (1.55%)
         --               (1.78%)
         --               (1.76%)
         --               (1.23%)
     $   --               (1.18%)
         --               (1.30%)
      (0.02)              (0.59%)
         --               (0.09%)
         --               (1.68%)
         --               (1.80%)
         --               (1.13%)
         --               (0.52%)
         --               (1.68%)
         --               (1.80%)
         --               (1.13%)
         --               (0.50%)
         --               (1.68%)
         --               (1.80%)
         --               (1.16%)
         --               (0.50%)
     $   --               (0.19%)
         --               (0.15%)
      (0.03)               0.08%
         --                1.05%
         --               (0.68%)
         --               (0.65%)
      (0.01)              (0.43%)
         --                0.57%
         --               (0.68%)
         --               (0.66%)
      (0.01)              (0.43%)
         --                0.58%
         --               (0.69%)
         --               (0.66%)
      (0.01)              (0.43%)
         --                0.46%
     $   --               (1.34%)
         --               (1.38%)
      (0.01)              (1.13%)
         --                1.19%
         --               (1.83%)
         --               (1.88%)
         --               (1.60%)
         --                0.45%
         --               (1.85%)
         --               (1.88%)
         --               (1.61%)
         --                0.71%
         --               (1.85%)
         --               (1.88%)
         --               (1.65%)
         --                0.72%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF INVESCO
TECHNOLOGY FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  1.97      $(0.04)         $ 0.86        $ 0.82
                                               10/31/02          3.18       (0.05)          (1.16)        (1.21)
                                               10/31/01          9.27       (0.05)          (6.03)        (6.08)
                                               10/31/00(6)      10.00          --           (0.73)        (0.73)
 Class B                                       10/31/03          1.93       (0.05)           0.84          0.79
                                               10/31/02          3.13       (0.07)          (1.13)        (1.20)
                                               10/31/01          9.25       (0.08)          (6.04)        (6.12)
                                               10/31/00(6)      10.00          --           (0.75)        (0.75)
 Class C                                       10/31/03          1.94       (0.05)           0.84          0.79
                                               10/31/02          3.14       (0.06)          (1.14)        (1.20)
                                               10/31/01          9.26       (0.08)          (6.04)        (6.12)
                                               10/31/00(6)      10.00          --           (0.74)        (0.74)
 Class X                                       10/31/03          1.94       (0.05)           0.85          0.80
                                               10/31/02          3.14       (0.07)          (1.13)        (1.20)
                                               10/31/01          9.25       (0.08)          (6.03)        (6.11)
                                               10/31/00(6)      10.00          --           (0.75)        (0.75)
ASAF PROFUND
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                                       10/31/03       $  1.61      $(0.03)         $ 0.87        $ 0.84
                                               10/31/02          2.53       (0.04)          (0.88)        (0.92)
                                               10/31/01          8.22       (0.05)          (5.64)        (5.69)
                                               10/31/00(6)      10.00       (0.01)          (1.77)        (1.78)
 Class B                                       10/31/03          1.60       (0.04)           0.87          0.83
                                               10/31/02          2.52       (0.05)          (0.87)        (0.92)
                                               10/31/01          8.22       (0.07)          (5.63)        (5.70)
                                               10/31/00(6)      10.00       (0.02)          (1.76)        (1.78)
 Class C                                       10/31/03          1.60       (0.04)           0.86          0.82
                                               10/31/02          2.51       (0.05)          (0.86)        (0.91)
                                               10/31/01          8.21       (0.07)          (5.63)        (5.70)
                                               10/31/00(6)      10.00       (0.02)          (1.77)        (1.79)
 Class X                                       10/31/03          1.60       (0.04)           0.87          0.83
                                               10/31/02          2.52       (0.05)          (0.87)        (0.92)
                                               10/31/01          8.21       (0.07)          (5.62)        (5.69)
                                               10/31/00(6)      10.00       (0.02)          (1.77)        (1.79)
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
------------------------------
------------------------------
 Class A                                       10/31/03       $  7.92      $(0.01)         $ 1.49        $ 1.48
                                               10/31/02          9.59       (0.02)          (1.65)        (1.67)
                                               10/31/01(7)      10.00       (0.01)          (0.40)        (0.41)
 Class B                                       10/31/03          7.85       (0.05)           1.46          1.41
                                               10/31/02          9.55       (0.06)          (1.64)        (1.70)
                                               10/31/01(7)      10.00       (0.04)          (0.41)        (0.45)
 Class C                                       10/31/03          7.85       (0.05)           1.46          1.41
                                               10/31/02          9.56       (0.06)          (1.65)        (1.71)
                                               10/31/01(7)      10.00       (0.04)          (0.40)        (0.44)
 Class X                                       10/31/03          7.85       (0.05)           1.47          1.42
                                               10/31/02          9.56       (0.06)          (1.65)        (1.71)
                                               10/31/01(7)      10.00       (0.04)          (0.40)        (0.44)
ASAF INVESCO
HEALTH SCIENCES FUND
------------------------------
------------------------------
 Class A                                       10/31/03       $  9.40      $(0.09)         $ 1.21        $ 1.12
                                               10/31/02         11.35       (0.12)          (1.83)        (1.95)
                                               10/31/01(7)      10.00       (0.08)           1.43          1.35
 Class B                                       10/31/03          9.31       (0.14)           1.21          1.07
                                               10/31/02         11.31       (0.18)          (1.82)        (2.00)
                                               10/31/01(7)      10.00       (0.11)           1.42          1.31
 Class C                                       10/31/03          9.34       (0.14)           1.20          1.06
                                               10/31/02         11.33       (0.18)          (1.81)        (1.99)
                                               10/31/01(7)      10.00       (0.12)           1.45          1.33
 Class X                                       10/31/03          9.34       (0.14)           1.20          1.06
                                               10/31/02         11.33       (0.18)          (1.81)        (1.99)
                                               10/31/01(7)      10.00       (0.11)           1.44          1.33


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF INVESCO
TECHNOLOGY FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
                                                 (0.01)           --             --+
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
                                                    --            --             --+
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
                                                    --            --             --+
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
                                                    --            --             --+
                                                    --            --             --
ASAF PROFUND
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
                                                    --            --             --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
                                                    --            --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
                                                    --            --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
                                                    --            --             --
                                                    --            --             --
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
                                                    --            --             --
ASAF INVESCO
HEALTH SCIENCES FUND
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
                                                    --            --             --

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                    Net Asset     -------------------------------------   ------------------------------------------
                      Value         Total     Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total            End         Return     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions     of Period        (1)       (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 2.79         41.62%       $ 7,452          89%        1.90%        1.90%             3.27%
         --            1.97        (38.05%)        4,773          91%        1.90%        1.90%             3.03%
      (0.01)           3.18        (65.64%)        7,989          74%        1.90%        1.90%             2.90%
         --            9.27         (7.30%)        4,910           4%        1.90%        1.90%             2.65%
         --            2.72         40.93%         9,694          89%        2.40%        2.40%             3.77%
         --            1.93        (38.34%)        6,036          91%        2.40%        2.40%             3.52%
         --            3.13        (66.16%)       10,259          74%        2.40%        2.40%             3.30%
         --            9.25         (7.50%)       11,811           4%        2.40%        2.40%             3.02%
         --            2.73         40.72%         6,651          89%        2.40%        2.40%             3.77%
         --            1.94        (38.22%)        4,559          91%        2.40%        2.40%             3.54%
         --            3.14        (66.09%)        6,939          74%        2.40%        2.40%             3.31%
         --            9.26         (7.40%)        7,384           4%        2.40%        2.40%             3.05%
         --            2.74         41.24%         1,624          89%        2.40%        2.40%             3.78%
         --            1.94        (38.22%)        1,013          91%        2.40%        2.40%             3.51%
         --            3.14        (66.05%)        1,830          74%        2.40%        2.40%             3.44%
         --            9.25         (7.50%)        1,003           4%        2.40%        2.40%             3.16%
     $   --          $ 2.45         52.17%       $ 9,161          17%        1.75%        1.75%             2.42%
         --            1.61        (36.36%)        5,076          30%        1.75%        1.75%             2.58%
         --            2.53        (69.22%)        6,805          54%        1.75%        1.75%             2.59%
         --            8.22        (17.80%)        7,052           1%        1.75%        1.75%             2.40%
         --            2.43         51.88%        17,120          17%        2.25%        2.25%             2.93%
         --            1.60        (36.51%)       10,978          30%        2.25%        2.25%             3.09%
         --            2.52        (69.34%)       13,664          54%        2.25%        2.25%             3.13%
         --            8.22        (17.80%)       12,048           1%        2.25%        2.25%             2.73%
         --            2.42         51.25%        13,526          17%        2.25%        2.25%             2.93%
         --            1.60        (36.26%)        7,688          30%        2.25%        2.25%             3.10%
         --            2.51        (69.43%)        7,760          54%        2.25%        2.25%             3.14%
         --            8.21        (17.90%)        6,927           1%        2.25%        2.25%             2.82%
         --            2.43         51.88%         1,756          17%        2.25%        2.25%             2.92%
         --            1.60        (36.51%)          739          30%        2.25%        2.25%             3.07%
         --            2.52        (69.31%)        1,106          54%        2.25%        2.25%             3.23%
         --            8.21        (17.90%)          835           1%        2.25%        2.25%             2.81%
     $   --          $ 9.40         18.69%       $ 3,655          30%        1.85%        1.85%             3.32%
         --            7.92        (17.41%)        2,698          35%        1.85%        1.85%             3.34%
         --            9.59         (4.10%)        2,273          13%        1.85%        1.85%             4.12%
         --            9.26         17.96%         6,431          30%        2.35%        2.35%             3.82%
         --            7.85        (17.80%)        5,023          35%        2.35%        2.35%             3.85%
         --            9.55         (4.50%)        4,139          13%        2.35%        2.35%             5.24%
         --            9.26         17.96%         2,949          30%        2.35%        2.35%             3.83%
         --            7.85        (17.89%)        2,574          35%        2.35%        2.35%             3.88%
         --            9.56         (4.40%)        1,698          13%        2.35%        2.35%             5.43%
         --            9.27         18.09%         1,214          30%        2.35%        2.35%             3.82%
         --            7.85        (17.89%)        1,284          35%        2.35%        2.35%             3.91%
         --            9.56         (4.40%)          903          13%        2.35%        2.35%             4.80%
     $   --          $10.52         11.91%       $ 5,036         144%        1.90%        1.90%             3.12%
         --            9.40        (17.25%)        4,210         122%        1.90%        1.90%             3.18%
         --           11.35         13.60%         3,971          35%        1.90%        1.90%             3.96%
         --           10.38         11.37%         7,375         144%        2.40%        2.40%             3.62%
         --            9.31        (17.60%)        7,256         122%        2.40%        2.40%             3.66%
         --           11.31         13.10%         6,427          35%        2.40%        2.40%             4.75%
         --           10.40         11.35%         4,427         144%        2.40%        2.40%             3.62%
         --            9.34        (17.64%)        3,870         122%        2.40%        2.40%             3.68%
         --           11.33         13.40%         2,659          35%        2.40%        2.40%             4.70%
         --           10.40         11.35%         1,526         144%        2.40%        2.40%             3.62%
         --            9.34        (17.64%)        1,956         122%        2.40%        2.40%             3.69%
         --           11.33         13.40%         1,702          35%        2.40%        2.40%             5.49%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions  Average Net Assets (2)
  -------------  -----------------------
     $   --               (1.59%)
         --               (1.74%)
      (0.01)              (1.21%)
         --                0.19%
         --               (2.10%)
         --               (2.25%)
         --               (1.67%)
         --               (0.36%)
         --               (2.09%)
         --               (2.25%)
         --               (1.68%)
         --               (0.30%)
         --               (2.10%)
         --               (2.26%)
         --               (1.71%)
         --               (0.33%)
     $   --               (1.46%)
         --               (1.56%)
         --               (1.42%)
         --               (1.11%)
         --               (1.96%)
         --               (2.06%)
         --               (1.92%)
         --               (1.57%)
         --               (1.96%)
         --               (2.06%)
         --               (1.93%)
         --               (1.58%)
         --               (1.96%)
         --               (2.06%)
         --               (1.94%)
         --               (1.55%)
     $   --               (0.07%)
         --               (0.21%)
         --               (0.17%)
         --               (0.56%)
         --               (0.71%)
         --               (0.66%)
         --               (0.56%)
         --               (0.71%)
         --               (0.66%)
         --               (0.57%)
         --               (0.71%)
         --               (0.66%)
     $   --               (0.97%)
         --               (1.19%)
         --               (1.10%)
         --               (1.48%)
         --               (1.69%)
         --               (1.54%)
         --               (1.47%)
         --               (1.70%)
         --               (1.56%)
         --               (1.47%)
         --               (1.70%)
         --               (1.48%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                  Increase (Decrease) from
                                                                   Investment Operations
                                                    ----------------------------------------------------
                                                    Net Asset
                                                      Value         Net        Net Realized   Total from
                                        Period      Beginning   Investment     & Unrealized   Investment
                                         Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                      -----------   ---------  -------------   ------------   ----------
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
------------------------------
------------------------------
 Class A                              10/31/03       $  8.92      $ 0.10          $ 2.04        $ 2.14
                                      10/31/02          9.77        0.08           (0.86)        (0.78)
                                      10/31/01(7)      10.00        0.05           (0.28)        (0.23)
 Class B                              10/31/03          8.88        0.04            2.05          2.09
                                      10/31/02          9.74        0.03           (0.86)        (0.83)
                                      10/31/01(7)      10.00        0.01           (0.27)        (0.26)
 Class C                              10/31/03          8.88        0.04            2.05          2.09
                                      10/31/02          9.73        0.03           (0.85)        (0.82)
                                      10/31/01(7)      10.00        0.01           (0.28)        (0.27)
 Class X                              10/31/03          8.88        0.04            2.05          2.09
                                      10/31/02          9.73        0.03           (0.85)        (0.82)
                                      10/31/01(7)      10.00        0.02           (0.29)        (0.27)
ASAF T. ROWE PRICE
TAX MANAGED FUND
------------------------------
------------------------------
 Class A                              10/31/03       $  7.77      $(0.05)         $ 1.58        $ 1.53
                                      10/31/02          9.00       (0.06)          (1.17)        (1.23)
                                      10/31/01(7)      10.00       (0.05)          (0.95)        (1.00)
 Class B                              10/31/03          7.70       (0.09)           1.57          1.48
                                      10/31/02          8.98       (0.11)          (1.17)        (1.28)
                                      10/31/01(7)      10.00       (0.08)          (0.94)        (1.02)
 Class C                              10/31/03          7.71       (0.09)           1.57          1.48
                                      10/31/02          8.98       (0.10)          (1.17)        (1.27)
                                      10/31/01(7)      10.00       (0.08)          (0.94)        (1.02)
 Class X                              10/31/03          7.69       (0.09)           1.57          1.48
                                      10/31/02          8.97       (0.10)          (1.18)        (1.28)
                                      10/31/01(7)      10.00       (0.08)          (0.95)        (1.03)
ASAF DEAM
LARGE-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                              10/31/03       $  8.09      $(0.10)         $ 1.67        $ 1.57
                                      10/31/02(8)      10.00       (0.03)          (1.88)        (1.91)
 Class B                              10/31/03          8.06       (0.14)           1.65          1.51
                                      10/31/02(8)      10.00       (0.04)          (1.90)        (1.94)
 Class C                              10/31/03          8.06       (0.14)           1.66          1.52
                                      10/31/02(8)      10.00       (0.04)          (1.90)        (1.94)
 Class X                              10/31/03          8.07       (0.14)           1.57          1.43
                                      10/31/02(8)      10.00       (0.04)          (1.89)        (1.93)
ASAF DEAM
LARGE-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                              10/31/03       $  8.13      $(0.10)         $ 1.43        $ 1.33
                                      10/31/02(8)      10.00       (0.03)          (1.84)        (1.87)
 Class B                              10/31/03          8.12       (0.14)           1.43          1.29
                                      10/31/02(8)      10.00       (0.04)          (1.84)        (1.88)
 Class C                              10/31/03          8.13       (0.14)           1.42          1.28
                                      10/31/02(8)      10.00       (0.04)          (1.83)        (1.87)
 Class X                              10/31/03          8.12       (0.14)           1.42          1.28
                                      10/31/02(8)      10.00       (0.05)          (1.83)        (1.88)


                                               Less Distributions
                                     --------------------------------------

                                      From Net     In Excess of    From Net
                                     Investment   Net Investment   Realized
                                       Income         Income        Gains
                                     ----------   --------------   --------
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
------------------------------
------------------------------
 Class A                              $ (0.07)        $   --        $   --
                                        (0.05)            --         (0.02)
                                           --             --            --
 Class B                                (0.02)            --            --
                                        (0.01)            --         (0.02)
                                           --             --            --
 Class C                                (0.02)            --            --
                                        (0.01)            --         (0.02)
                                           --             --            --
 Class X                                (0.02)            --            --
                                        (0.01)            --         (0.02)
                                           --             --            --
ASAF T. ROWE PRICE
TAX MANAGED FUND
------------------------------
------------------------------
 Class A                              $    --         $   --        $   --
                                           --             --            --
                                           --             --            --
 Class B                                   --             --            --
                                           --             --            --
                                           --             --            --
 Class C                                   --             --            --
                                           --             --            --
                                           --             --            --
 Class X                                   --             --            --
                                           --             --            --
                                           --             --            --
ASAF DEAM
LARGE-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                              $    --         $   --        $   --
                                           --             --            --
 Class B                                   --             --            --
                                           --             --            --
 Class C                                   --             --            --
                                           --             --            --
 Class X                                   --             --            --
                                           --             --            --
ASAF DEAM
LARGE-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                              $    --         $   --        $   --
                                           --             --            --
 Class B                                   --             --            --
                                           --             --            --
 Class C                                   --             --            --
                                           --             --            --
 Class X                                   --             --            --
                                           --             --            --

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $ (0.07)        $10.99         24.15%     $    8,450         21%        1.70%        1.70%             2.21%
       (0.07)          8.92         (8.16%)         4,537         14%        1.70%        1.70%             2.76%
          --           9.77         (2.20%)         1,677          9%        1.70%        1.70%             3.95%
       (0.02)         10.95         23.64%         15,304         21%        2.20%        2.20%             2.72%
       (0.03)          8.88         (8.58%)         9,378         14%        2.20%        2.20%             3.26%
          --           9.74         (2.60%)         3,867          9%        2.20%        2.20%             5.57%
       (0.02)         10.95         23.64%         14,337         21%        2.20%        2.20%             2.72%
       (0.03)          8.88         (8.49%)         7,212         14%        2.20%        2.20%             3.25%
          --           9.73         (2.70%)         3,040          9%        2.20%        2.20%             4.73%
       (0.02)         10.95         23.64%          2,829         21%        2.20%        2.20%             2.72%
       (0.03)          8.88         (8.49%)         2,217         14%        2.20%        2.20%             3.28%
          --           9.73         (2.70%)           514          9%        2.20%        2.20%             4.75%
     $    --         $ 9.30         19.69%     $    1,342         22%        1.80%        1.80%             4.19%
          --           7.77        (13.67%)         1,174         21%        1.80%        1.80%             5.34%
          --           9.00        (10.00%)           746         12%        1.80%        1.80%             8.94%
          --           9.18         19.22%          2,694         22%        2.30%        2.30%             4.71%
          --           7.70        (14.25%)         2,028         21%        2.30%        2.30%             5.81%
          --           8.98        (10.20%)         1,237         12%        2.30%        2.30%             9.51%
          --           9.19         19.20%          4,629         22%        2.30%        2.30%             4.70%
          --           7.71        (14.14%)         2,597         21%        2.30%        2.30%             5.87%
          --           8.98        (10.20%)           867         12%        2.30%        2.30%            11.19%
          --           9.17         19.25%            159         22%        2.30%        2.30%             4.73%
          --           7.69        (14.27%)            97         21%        2.30%        2.30%             5.89%
          --           8.97        (10.20%)            33         12%        2.30%        2.30%            15.47%
     $    --         $ 9.66         19.41%     $      463          0%        1.67%        1.67%            14.18%
          --           8.09        (19.10%)            80          0%        1.67%        1.67%            45.32%
          --           9.57         18.73%            663          0%        2.17%        2.17%            13.58%
          --           8.06        (19.40%)           355          0%        2.17%        2.17%            62.70%
          --           9.58         18.86%            464          0%        2.17%        2.17%            14.99%
          --           8.06        (19.40%)           177          0%        2.17%        2.17%            77.24%
          --           9.50         17.72%            173          0%        2.17%        2.17%            11.62%
          --           8.07        (19.30%)             1          0%        2.17%        2.17%            38.29%
     $    --         $ 9.46         16.36%     $      330          0%        1.65%        1.65%            15.41%
          --           8.13        (18.70%)           109          0%        1.65%        1.65%            34.03%
          --           9.41         15.89%            818          0%        2.15%        2.15%            15.84%
          --           8.12        (18.80%)           659          0%        2.15%        2.15%            37.63%
          --           9.41         15.74%            428          0%        2.15%        2.15%            16.14%
          --           8.13        (18.70%)           304          0%        2.15%        2.15%            43.48%
          --           9.40         15.76%            133          0%        2.15%        2.15%            16.14%
          --           8.12        (18.80%)            60          0%        2.15%        2.15%            40.53%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $ (0.07)              0.91%
       (0.07)              0.75%
          --               0.70%
       (0.02)              0.42%
       (0.03)              0.29%
          --               0.22%
       (0.02)              0.41%
       (0.03)              0.30%
          --               0.22%
       (0.02)              0.43%
       (0.03)              0.30%
          --               0.23%
     $    --              (0.64%)
          --              (0.71%)
          --              (0.75%)
          --              (1.14%)
          --              (1.22%)
          --              (1.26%)
          --              (1.14%)
          --              (1.21%)
          --              (1.24%)
          --              (1.12%)
          --              (1.21%)
          --              (1.25%)
     $    --              (1.17%)
          --              (0.65%)
          --              (1.65%)
          --              (1.08%)
          --              (1.65%)
          --              (1.05%)
          --              (1.65%)
          --              (1.03%)
     $    --              (1.15%)
          --              (0.63%)
          --              (1.64%)
          --              (1.08%)
          --              (1.63%)
          --              (1.05%)
          --              (1.64%)
          --              (1.07%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 (1) Total returns do not consider the effects of sales loads. Total returns are calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and include reinvestment of dividends and distributions. Total returns for Class X shares do not reflect the payment of bonus shares. Total returns for periods of less than one full year are not annualized.
 (2) Annualized for periods less than one year.
 (3) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan,as described in Note 3 to the Financial Statements.
 (4) Commenced operations on November 1, 1999.
 (5) Commenced operations on March 1, 2000.
 (6) Commenced operations on September 11, 2000.
 (7) Commenced operations on March 1, 2001.
 (8) Commenced operations on May 1, 2002.
 (9) For the Periods ended 10/31/99, 10/31/00, 10/31/01, 10/31/02, and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 this Fund withdrew its net assets-in-kind from its corresponding ASMT Portfolio.
 (a) The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial Statements had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic Balanced and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A,
     Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.
 (b) The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
 + Amount rounds to zero.
Net Investment Income (Loss) and Net Realized & Unrealized Gain (Loss) per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

OCTOBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. On May 1, 2003, Prudential Financial, Inc. acquired American Skandia, Inc. and its subsidiaries, including American Skandia Investment Services, Inc., the investment manager to the Funds and Prudential Investments LLC became co-manager to the Funds. The Company operates as a series company and, at October 31, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios (ASAF Goldman Sachs Mid-Cap Growth Fund and ASAF ProFund Managed OTC Fund) (each a "Fund" and collectively the "Funds").

     The funds of the Company have the following as investment objectives:

     ASAF American Century International Growth Fund ("American Century International Growth"): Capital growth by investing in equity securities of foreign companies.

     ASAF American Century Strategic Balanced Fund ("American Century Strategic Balanced"): Capital growth and current income by investing in approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

     ASAF DeAM International Equity Fund ("DeAM International Equity"): Capital growth by investing primarily in equity securities of foreign companies represented in the MSCI EAFE Index.

     ASAF Federated High Yield Bond Fund ("Federated High Yield Bond"): High current income by investing primarily in lower-quality fixed income securities.

     ASAF Gabelli Small-Cap Value Fund ("Gabelli Small-Cap Value"): Long-term capital growth by investing in stocks and equity-related securities of small capitalization U.S. companies that appear to be undervalued.

     ASAF Goldman Sachs Concentrated Growth Fund ("Goldman Sachs Concentrated Growth") (formerly, ASAF Janus Capital Growth Fund): Capital growth by investing in equity securities of approximately 30-45 large-cap companies.

     ASAF INVESCO Capital Income Fund ("INVESCO Capital Income"): Capital growth and current income by investing primarily in dividend-paying common and preferred stocks, and to a lesser extent in fixed income securities.

     ASAF Money Market Fund ("Money Market"): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

     ASAF PIMCO Total Return Bond Fund ("PIMCO Total Return Bond"): Maximize total return, consistent with preservation of capital by investing in higher-quality fixed income securities of varying maturities, so that the Fund's expected average duration will be from three to six years.

     ASAF PBHG Small-Cap Growth Fund ("PBHG Small-Cap Growth"): Capital growth by investing primarily in common stocks of small capitalization U.S. companies.

     ASAF Alliance Growth Fund ("Alliance Growth"): Capital growth by investing predominately in the equity securities of a limited number of large, high-quality U.S. companies.

     ASAF Alliance Growth and Income Fund ("Alliance Growth and Income"): Long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

     ASAF William Blair International Growth Fund ("William Blair International Growth") (formerly, ASAF Janus Overseas Growth Fund): Capital growth by investing in equity securities of foreign companies.

     ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"): Capital growth by investing primarily in common stocks, with the majority of the Fund's assets in large-cap stocks.

     ASAF Neuberger Berman Mid-Cap Growth Fund ("Neuberger Berman Mid-Cap Growth"): Capital growth by investing primarily in common stocks of medium capitalization companies.

     ASAF Neuberger Berman Mid-Cap Value Fund ("Neuberger Berman Mid-Cap Value"): Capital growth by investing primarily in common stocks of medium capitalization companies.

     ASAF MFS Growth with Income Fund ("MFS Growth with Income"): Long-term growth of capital with a secondary objective to seek reasonable current income by investing primarily in common stocks and related securities.

     ASAF Sanford Bernstein Managed Index 500 Fund ("Sanford Bernstein Managed Index 500"): To outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500.

     ASAF Strong International Equity Fund ("Strong International Equity"):
Capital growth by investing primarily in equity related securities of foreign companies.

     ASAF DeAM Small-Cap Growth Fund ("DeAM Small-Cap Growth"): Maximum capital growth by investing in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

     ASAF Alger All-Cap Growth Fund ("Alger All-Cap Growth"): Long-term capital growth by investing in equity securities.

     ASAF Gabelli All-Cap Value Fund ("Gabelli All-Cap Value"): Capital growth by investing primarily in readily marketable equity securities.

     ASAF Goldman Sachs Mid-Cap Growth Fund ("Goldman Sachs Mid-Cap Growth") (formerly, ASAF Janus Mid-Cap Growth Fund): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

     ASAF INVESCO Technology Fund ("INVESCO Technology"): Capital growth by investing primarily in equity securities of companies engaged in technology-related industries.

     ASAF ProFund Managed OTC Fund ("ProFund Managed OTC"): Provide investment results that correlate to a multiple of the daily performance of the NASDAQ 100 Index by investing primarily in securities of companies included in the NASDAQ 100 and leveraged instruments, such as futures contracts and options, relating to the NASDAQ 100.

     ASAF Alliance/Bernstein Growth + Value Fund ("Alliance/Bernstein Growth + Value"): Capital growth by investing approximately 50% of its assets in growth stocks of large companies and 50% of its assets in value stocks of large companies.

     ASAF INVESCO Health Sciences Fund ("INVESCO Health Sciences"): Growth by investing primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     ASAF Sanford Bernstein Core Value Fund ("Sanford Bernstein Core Value"):
Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

     ASAF T. Rowe Price Tax Managed Fund ("T. Rowe Price Tax Managed"):
Long-term capital appreciation on an after-tax basis by investing primarily in large-capitalization stocks selected mainly from the 1,000 largest U.S. companies.

     ASAF DeAM Large-Cap Growth Fund ("DeAM Large-Cap Growth"): Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Growth Index.

     ASAF DeAM Large-Cap Value Fund ("DeAM Large-Cap Value"): Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Value Index.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

     Fund securities are valued at the close of trading on the New York Stock Exchange. Equity securities are generally valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the official closing price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Funds other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), and thereafter adjusted at a constant rate of amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security's foreign market and before the fund's normal pricing time, are valued at fair value in accordance with the Board of Directors' approved fair valuation procedures. As of October 31, 2003, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

     Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

FORWARD CURRENCY CONTRACTS

     A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

OPTIONS

     The Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

     If an option expires unexercised, the Fund realizes a gain to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

     The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased
(put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

     When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

FINANCIAL FUTURES CONTRACTS

     A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

REPURCHASE AGREEMENTS

     A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS

     The Funds may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

     Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

DELAYED DELIVERY TRANSACTIONS

     Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SECURITIES LOANS

     The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

     Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

     Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the American Century International Growth, DeAM International Equity, Gabelli Small-Cap Value, Goldman Sachs Concentrated Growth, PBHG Small-Cap Growth, Alliance Growth, Alliance Growth and Income, William Blair International Growth, Marsico Capital Growth, Neuberger Berman Mid-Cap Growth, Neuberger Berman Mid-Cap Value, MFS Growth with Income, Sanford Bernstein Managed Index 500, Strong International Equity, DeAM Small-Cap Growth, Alger All-Cap Growth, Gabelli All-Cap Value, INVESCO Technology, Goldman Sachs Mid-Cap Growth, ProFund Managed OTC, Alliance/Bernstein Growth + Value, INVESCO Health Sciences, Sanford Bernstein Core Value, T. Rowe Price Tax Managed, DeAM Large-Cap Growth and DeAM Large-Cap Value; semiannually by the American Century Strategic Balanced and INVESCO Capital Income; declared daily and paid quarterly by PIMCO Total Return Bond, and declared daily and paid monthly by the Federated High Yield Bond and Money Market. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Funds: American Century Investment Management, Inc. for American Century International Growth and American Century Strategic Balanced; Deutsche Asset Management, Inc. for DeAM International Equity, DeAM Small-Cap Growth, DeAM Large-Cap Growth and DeAM Large-Cap Value; Federated Investment Counseling for Federated High Yield Bond; GAMCO Investors, Inc. for Gabelli Small-Cap Value and Gabelli All-Cap Value; INVESCO Funds Group, Inc. for INVESCO Capital Income, INVESCO Technology and INVESCO Health Sciences; Goldman Sachs Asset Management for Goldman Sachs Concentrated Growth and Goldman Sachs Mid-Cap Growth; Wells Capital Management, Inc. for Money Market; Pacific Investment Management Company LLC for PIMCO Total Return Bond; Pilgrim Baxter & Associates, Ltd. for PBHG Small-Cap Growth; Alliance Capital Management, L.P. for Alliance Growth and Alliance Growth and Income; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Growth and Neuberger Berman Mid-Cap Value; Massachusetts Financial Services Company for MFS Growth with Income; Sanford C. Bernstein & Co., LLC for Sanford Bernstein Managed Index 500 and Sanford Bernstein Core Value; Strong Capital Management, Inc. for Strong International Equity; Fred Alger Management, Inc. for Alger All-Cap Growth; William Blair & Company, LLC for William Blair International Growth; ProFund Advisors LLC for ProFund Managed OTC; Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC, co-managers for Alliance/Bernstein Growth + Value; and T. Rowe Price Associates, Inc. for T. Rowe Price Tax Managed.

ADVISORY FEES AND EXPENSE LIMITATIONS

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds. The advisory fee for DeAM International Equity is reduced to 1.00% of the average daily net assets in excess of $100 million. The advisory fee for Alliance Growth is reduced to 0.85% of the average daily net assets in excess of $1 billion.

     The Investment Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Funds' average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

                                             ADVISORY     EXPENSE
                                               FEES     LIMITATIONS
                                             --------   -----------
American Century International Growth          1.00%       1.60%
American Century Strategic Balanced            0.90%       1.15%
DeAM International Equity                      1.10%       1.70%
Federated High Yield Bond                      0.70%       1.00%
Gabelli Small-Cap Value                        1.00%       1.40%
Goldman Sachs Concentrated Growth              1.00%       1.25%
INVESCO Capital Income                         0.75%       1.17%
Money Market                                   0.50%       1.00%
PIMCO Total Return Bond                        0.65%       1.00%
PBHG Small-Cap Growth                          0.90%       1.30%
Alliance Growth                                0.90%       1.30%
Alliance Growth and Income                     1.00%       1.15%
William Blair International Growth             1.00%       1.60%
Marsico Capital Growth                         1.00%       1.30%
Neuberger Berman Mid-Cap Growth                0.90%       1.35%
Neuberger Berman Mid-Cap Value                 0.90%       1.35%
MFS Growth with Income                         1.00%       1.30%
Sanford Bernstein Managed Index 500            0.80%       1.00%
Strong International Equity                    1.10%       1.60%
DeAM Small-Cap Growth                          0.95%       1.40%
Alger All-Cap Growth                           0.95%       1.35%
Gabelli All-Cap Value                          0.95%       1.35%
Goldman Sachs Mid-Cap Growth                   1.00%       1.40%
INVESCO Technology                             1.00%       1.40%
ProFund Managed OTC                            0.85%       1.25%
Alliance/Bernstein Growth + Value              1.00%       1.35%
INVESCO Health Sciences                        1.00%       1.40%
Sanford Bernstein Core Value                   0.85%       1.20%
T. Rowe Price Tax Managed                      0.95%       1.30%
DeAM Large-Cap Growth                          0.90%       1.17%
DeAM Large-Cap Value                           0.90%       1.15%

     The Investment Manager has voluntarily agreed to waive portions of its advisory fees equal to 0.07% of average daily net assets of Goldman Sachs Concentrated Growth, 0.10% of average daily net assets of William Blair International Growth, DeAM Small-Cap Growth, DeAM Large-Cap Growth, DeAM Large-Cap Value, DeAM International Equity and Goldman Sachs Mid-Cap Growth; 0.20% of the average daily net assets of Alliance Growth and Income for the year ended October 31, 2003. The Investment Manager will waive a portion of its advisory fee for the Money Market Fund to the extent necessary to keep net operating expenses from exceeding total investment income. Such voluntary fee

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

     On November 11, 2002, William Blair & Company, LLC became the sub-advisor to the William Blair International Growth (formerly Janus Overseas Growth, sub-advised by Janus Capital Management LLC), Goldman Sachs Asset Management became the sub-advisor to the Goldman Sachs Concentrated Growth and Goldman Sachs Mid-Cap Growth (formerly Janus Capital Growth and Janus Mid-Cap Growth, both sub-advised by Janus Capital Management LLC).

MANAGEMENT OF THE COMPANY

     Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

     American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     A portion of the sales charge on sales of Class A may be retained by ASMI in conjunction with certain expenses incurred during the distribution of these shares. During the year ended October 31, 2003, ASMI retained a portion of the sales charge on sales of Class A shares (chart below).

     During the year ended October 31, 2003, ASMI collected a portion of the CDSC (chart below).

                                           CLASS A
                                         SALES CHARGE      CDSC
                                           RETAINED     COLLECTED
                                         ------------   ----------
American Century International Growth      $ 9,887      $  191,137
American Century Strategic Balanced         23,822         515,753
DeAM International Equity                    6,710         212,026
Federated High Yield Bond                   31,109         614,781
Gabelli Small-Cap Value                     27,379         516,714
Goldman Sachs Concentrated Growth           38,779       1,812,561
INVESCO Capital Income                      15,653         629,945
Money Market                                    --       2,407,486
PIMCO Total Return Bond                     73,234       2,180,551
PBHG Small-Cap Growth                       13,759         307,838
Alliance Growth                              8,174         261,242
Alliance Growth and Income                  29,243         722,804
William Blair International Growth           8,104         458,074
Marsico Capital Growth                      74,003       1,451,640
Neuberger Berman Mid-Cap Growth             20,130         444,446
Neuberger Berman Mid-Cap Value              27,737         577,102
MFS Growth with Income                       7,414         117,388
Sanford Bernstein Managed Index 500         26,541         364,238
Strong International Equity                  6,710         134,201
DeAM Small-Cap Growth                       10,473         119,017
Alger All-Cap Growth                         8,018          74,161
Gabelli All-Cap Value                       12,382         237,084
Goldman Sachs Mid-Cap Growth                 6,720          60,953

                                           CLASS A
                                         SALES CHARGE      CDSC
                                           RETAINED     COLLECTED
                                         ------------   ----------
INVESCO Technology                         $ 3,915      $   54,933
ProFund Managed OTC                         11,479         199,515
Alliance/Bernstein Growth + Value            4,472          60,851
INVESCO Health Sciences                      4,085          46,558
Sanford Bernstein Core Value                10,642          54,640
T. Rowe Price Tax Managed                    1,624          31,069
DeAM Large-Cap Growth                          933           2,949
DeAM Large-Cap Value                         1,345           4,615

     Under the Plans, the Funds pay ASMI a distribution and service fee of 0.50%, 1.00%, 1.00% and 1.00% for Class A, B, C and X shares, respectively. In connection with the Class X plan, ASMI uses the distribution and services fees as reimbursement for its purchase of Bonus Shares. Bonus Shares are paid to shareholders at the time of initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.50% of the purchase.

     During the year ended October 31, 2003 ASMI paid the following amounts in conjunction with the purchase of bonus shares.

American Century International Growth                   $16,215
American Century Strategic Balanced                      15,614
DeAM International Equity                                18,108
Federated High Yield Bond                                 9,440
Gabelli Small-Cap Value                                  30,072
Goldman Sachs Concentrated Growth                        70,445
INVESCO Capital Income                                   18,692
Money Market                                             52,747
PIMCO Total Return Bond                                  47,938
PBHG Small-Cap Growth                                    16,074
Alliance Growth                                          15,957
Alliance Growth and Income                               31,102
William Blair International Growth                       40,310
Marsico Capital Growth                                   57,473
Neuberger Berman Mid-Cap Growth                          26,159
Neuberger Berman Mid-Cap Value                           26,902
MFS Growth with Income                                    3,765
Sanford Bernstein Managed Index 500                      15,452
Strong International Equity                              15,871
DeAM Small-Cap Growth                                     7,340
Alger All-Cap Growth                                      4,403
Gabelli All-Cap Value                                    10,710
Goldman Sachs Mid-Cap Growth                              4,558
INVESCO Technology                                        4,918
ProFund Managed OTC                                       3,321
Alliance/Bernstein Growth + Value                         2,893
INVESCO Health Sciences                                   4,212
Sanford Bernstein Core Value                              4,201
T. Rowe Price Tax Managed                                 1,735
DeAM Large-Cap Growth                                       359
DeAM Large-Cap Value                                        624

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     On August 2, 1999, the Company adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permitted ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds. The Supplemental Plan was terminated on June 27, 2001. Commissions received by ASMI under the Supplemental Plan are reflected in the expense ratios, in the Financial Highlights for the years ended 1999 and 2000.

TRANSFER AGENT

     American Skandia Fund Services, Inc. ("ASFSI") serves as transfer agent of the Company. ASFSI provides certain services to shareholders of the Funds and their brokers, including addressing telephonic inquiries and requests, and processing certain shareholder transactions. In addition, Boston Financial Data Services, Inc. serves as sub-transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations under Shareholder Servicing Fees.

     The Funds pay ASFSI per-transaction fees as compensation for such services. During the year ended October 31, 2003, fees collected by ASFSI were as follows:

American Century International Growth                  $ 40,506
American Century Strategic Balanced                      85,486
DeAM International Equity                                42,411
Federated High Yield Bond                               114,446
Gabelli Small-Cap Value                                 119,453
Goldman Sachs Concentrated Growth                       376,553
INVESCO Capital Income                                  125,655
Money Market                                            226,238
PIMCO Total Return Bond                                 328,743
PBHG Small-Cap Growth                                    75,049
Alliance Growth                                          56,014
Alliance Growth and Income                              149,402
William Blair International Growth                       96,871
Marsico Capital Growth                                  375,731
Neuberger Berman Mid-Cap Growth                         108,298
Neuberger Berman Mid-Cap Value                          123,942
MFS Growth with Income                                   26,422
Sanford Bernstein Managed Index 500                      83,513
Strong International Equity                              32,961
DeAM Small-Cap Growth                                    32,442
Alger All-Cap Growth                                     20,631
Gabelli All-Cap Value                                    47,063
Goldman Sachs Mid-Cap Growth                             20,660
INVESCO Technology                                       16,651
ProFund Managed OTC                                      22,749
Alliance/Bernstein Growth + Value                        10,372
INVESCO Health Sciences                                  13,702
Sanford Bernstein Core Value                             21,608
T. Rowe Price Tax Managed                                 6,811
DeAM Large-Cap Growth                                     3,410
DeAM Large-Cap Value                                      3,295

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds offer Class A, Class B, Class C and Class X shares. Class A shares are sold with a front-end sales charge of up to 5.25%. Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. Class C shares are sold with a front-end sales charge of 1% and a CDSC of 1% if redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1.00%, 6.00%, 1.00%, and 6.00% of the amount subject to the charge for Class A, B, C, and X, respectively.

     The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the year ended October 31, 2003, were as follows:

                                             CLASS A                         CLASS B                         CLASS C
                                  -----------------------------   -----------------------------   -----------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                  -------------   -------------   -------------   -------------   -------------   -------------
AMERICAN CENTURY INTERNATIONAL
 GROWTH:
 Sold                                65,624,057   $ 381,920,304         607,430   $   3,594,003       4,633,680   $  27,005,102
 Reinvested                              17,960         104,537           1,504           8,844           1,110           6,502
 Redeemed                           (65,914,267)   (386,683,900)       (986,706)     (5,799,741)     (4,944,585)    (28,903,619)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (272,250)  $  (4,659,059)       (377,772)  $  (2,196,894)       (309,795)  $  (1,892,015)
                                  =============   =============   =============   =============   =============   =============
AMERICAN CENTURY STRATEGIC
 BALANCED:
 Sold                                   975,818   $  10,725,672       1,328,830   $  14,725,222         588,885   $   6,357,473
 Reinvested                              42,781         463,160          58,434         628,725          20,946         225,578
 Redeemed                            (1,201,226)    (13,286,668)     (1,909,394)    (20,727,871)       (754,480)     (8,178,615)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (182,627)  $  (2,097,836)       (522,130)  $  (5,373,924)       (144,649)  $  (1,595,564)
                                  =============   =============   =============   =============   =============   =============
DEAM
 INTERNATIONAL EQUITY:
 Sold                                28,222,448   $ 223,860,725         240,517   $   1,900,492         695,862   $   5,400,240
 Redeemed                           (28,529,605)   (228,637,317)       (738,235)     (5,784,878)       (991,640)     (7,692,020)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (307,157)  $  (4,776,592)       (497,718)  $  (3,884,386)       (295,778)  $  (2,291,780)
                                  =============   =============   =============   =============   =============   =============
FEDERATED
 HIGH YIELD BOND:
 Sold                                12,668,267   $  86,702,413      10,322,456   $  70,655,474       5,710,619   $  39,056,824
 Reinvested                             275,577       1,898,166         673,588       4,626,155         282,319       1,942,366
 Redeemed                           (11,682,327)    (80,501,207)     (6,587,397)    (45,281,247)     (4,515,226)    (31,133,806)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)            1,261,517   $   8,099,372       4,408,647   $  30,000,382       1,477,712   $   9,865,384
                                  =============   =============   =============   =============   =============   =============
GABELLI SMALL-CAP VALUE:
 Sold                                 2,153,707   $  23,482,835       1,649,359   $  17,840,900       1,177,801   $  12,656,686
 Redeemed                            (2,338,950)    (25,339,299)     (2,707,668)    (27,594,428)     (1,400,217)    (14,698,780)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (185,243)  $  (1,856,464)     (1,058,309)  $  (9,753,528)       (222,416)  $  (2,042,094)
                                  =============   =============   =============   =============   =============   =============
GOLDMAN SACHS CONCENTRATED
 GROWTH:
 Sold                                 3,522,959   $  35,250,474       1,576,514   $  13,591,674       1,301,926   $  11,099,175
 Redeemed                            (5,669,666)    (56,174,264)     (8,270,415)    (70,778,085)     (3,796,081)    (32,476,073)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)           (2,146,707)  $ (20,923,790)     (6,693,901)  $ (57,186,411)     (2,494,155)  $ (21,376,898)
                                  =============   =============   =============   =============   =============   =============
INVESCO CAPITAL INCOME:
 Sold                                 1,990,720   $  21,614,741         722,595   $   7,882,449         801,278   $   8,579,697
 Reinvested                              33,419         360,003          39,281         424,052          17,075         184,330
 Redeemed                            (2,623,023)    (28,422,892)     (2,327,374)    (24,979,409)     (1,112,082)    (11,960,307)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (598,884)  $  (6,448,148)     (1,565,498)  $ (16,672,908)       (293,729)  $  (3,196,280)
                                  =============   =============   =============   =============   =============   =============
MONEY MARKET:
 Sold                               545,425,935   $ 545,425,933     125,153,747   $ 125,153,750     124,103,222   $ 124,102,512
 Reinvested                             604,416         604,416          43,287          43,287          24,196          24,196
 Redeemed                          (577,846,098)   (577,846,101)   (162,891,939)   (162,891,945)   (152,190,494)   (152,190,498)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)          (31,815,747)  $ (31,815,752)    (37,694,905)  $ (37,694,908)    (28,063,076)  $ (28,063,790)
                                  =============   =============   =============   =============   =============   =============

                                            CLASS X
                                  ---------------------------
                                     SHARES         AMOUNT
                                  ------------   ------------
AMERICAN CENTURY INTERNATIONAL
 GROWTH:
 Sold                                  183,521   $  1,093,864
 Reinvested                              1,109          6,513
 Redeemed                             (251,513)    (1,496,173)
                                  ------------   ------------
   Net Increase/(Decrease)             (66,883)  $   (395,796)
                                  ============   ============
AMERICAN CENTURY STRATEGIC
 BALANCED:
 Sold                                  221,945   $  2,438,363
 Reinvested                             14,875        159,967
 Redeemed                             (395,713)    (4,279,082)
                                  ------------   ------------
   Net Increase/(Decrease)            (158,893)  $ (1,680,752)
                                  ============   ============
DEAM
 INTERNATIONAL EQUITY:
 Sold                                  121,907   $    946,040
 Redeemed                             (217,908)    (1,682,898)
                                  ------------   ------------
   Net Increase/(Decrease)             (96,001)  $   (736,858)
                                  ============   ============
FEDERATED
 HIGH YIELD BOND:
 Sold                                  980,905   $  6,714,083
 Reinvested                            142,964        979,770
 Redeemed                           (1,063,582)    (7,288,896)
                                  ------------   ------------
   Net Increase/(Decrease)              60,287   $    404,957
                                  ============   ============
GABELLI SMALL-CAP VALUE:
 Sold                                  287,875   $  3,108,073
 Redeemed                             (549,740)    (5,764,387)
                                  ------------   ------------
   Net Increase/(Decrease)            (261,865)  $ (2,656,314)
                                  ============   ============
GOLDMAN SACHS CONCENTRATED
 GROWTH:
 Sold                                  450,482   $  3,887,438
 Redeemed                           (1,256,562)   (10,766,014)
                                  ------------   ------------
   Net Increase/(Decrease)            (806,080)  $ (6,878,576)
                                  ============   ============
INVESCO CAPITAL INCOME:
 Sold                                  202,819   $  2,188,531
 Reinvested                             12,171        131,258
 Redeemed                             (666,379)    (7,140,006)
                                  ------------   ------------
   Net Increase/(Decrease)            (451,389)  $ (4,820,217)
                                  ============   ============
MONEY MARKET:
 Sold                               26,221,801   $ 26,221,802
 Reinvested                              8,333          8,333
 Redeemed                          (33,855,495)   (33,855,496)
                                  ------------   ------------
   Net Increase/(Decrease)          (7,625,361)  $ (7,625,361)
                                  ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             CLASS A                         CLASS B                         CLASS C
                                  -----------------------------   -----------------------------   -----------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                  -------------   -------------   -------------   -------------   -------------   -------------
PIMCO TOTAL RETURN BOND:
 Sold                                39,190,641   $ 427,497,151       7,045,516   $  75,777,403       4,648,430   $  50,072,504
 Reinvested                             533,853       5,771,225       1,162,467      12,424,977         470,821       5,031,304
 Redeemed                           (40,852,507)   (445,439,363)    (12,009,417)   (129,199,426)     (6,825,097)    (73,469,664)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)           (1,128,013)  $ (12,170,987)     (3,801,434)  $ (40,997,046)     (1,705,846)  $ (18,365,856)
                                  =============   =============   =============   =============   =============   =============
PBHG SMALL-CAP GROWTH:
 Sold                                 1,499,450   $  13,487,568         775,078   $   7,146,991         574,703   $   5,243,915
 Redeemed                            (1,653,907)    (14,400,695)     (1,526,735)    (13,308,850)       (798,863)     (7,001,652)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (154,457)  $    (913,127)       (751,657)  $  (6,161,859)       (224,160)  $  (1,757,737)
                                  =============   =============   =============   =============   =============   =============
ALLIANCE GROWTH:
 Sold                                   819,216   $   6,287,893         522,930   $   4,004,823         511,734   $   3,863,617
 Redeemed                            (1,272,207)     (9,796,814)     (1,420,234)    (10,633,926)       (897,203)     (6,681,721)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (452,991)  $  (3,508,921)       (897,304)  $  (6,629,103)       (385,469)  $  (2,818,104)
                                  =============   =============   =============   =============   =============   =============
ALLIANCE GROWTH AND INCOME:
 Sold                                 2,677,403   $  28,382,415       1,766,168   $  18,487,535       1,226,799   $  12,634,529
 Redeemed                            (3,001,190)    (31,192,439)     (3,041,439)    (30,461,896)     (1,980,280)    (19,798,145)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (323,787)  $  (2,810,024)     (1,275,271)  $ (11,974,361)       (753,481)  $  (7,163,616)
                                  =============   =============   =============   =============   =============   =============
WILLIAM BLAIR INTERNATIONAL
 GROWTH:
 Sold                                13,164,866   $ 111,027,592         514,290   $   4,646,962       1,108,697   $   9,325,425
 Redeemed                           (14,047,264)   (119,563,617)     (2,091,593)    (17,519,063)     (1,861,993)    (15,479,206)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (882,398)  $  (8,536,025)     (1,577,303)  $ (12,872,101)       (753,296)  $  (6,153,781)
                                  =============   =============   =============   =============   =============   =============
MARSICO CAPITAL GROWTH:
 Sold                                 4,502,116   $  49,847,615       4,343,401   $  47,066,757       4,160,793   $  44,592,863
 Redeemed                            (4,766,621)    (51,800,311)     (6,082,488)    (63,422,692)     (3,945,442)    (41,782,579)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (264,505)  $  (1,952,696)     (1,739,087)  $ (16,355,935)        215,351   $   2,810,284
                                  =============   =============   =============   =============   =============   =============
NEUBERGER BERMAN MID-CAP GROWTH:
 Sold                                 1,296,395   $  14,395,191         874,184   $   9,570,921         601,249   $   6,527,077
 Redeemed                            (1,619,240)    (17,770,312)     (1,737,974)    (18,567,275)     (1,057,564)    (11,289,521)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (322,845)  $  (3,375,121)       (863,790)  $  (8,996,354)       (456,315)  $  (4,762,444)
                                  =============   =============   =============   =============   =============   =============
NEUBERGER BERMAN MID-CAP VALUE:
 Sold                                 1,814,561   $  25,475,979       1,104,201   $  15,432,096         724,207   $  10,049,512
 Redeemed                            (2,044,400)    (28,683,953)     (2,224,042)    (30,003,392)       (956,291)    (12,965,372)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (229,839)  $  (3,207,974)     (1,119,841)  $ (14,571,296)       (232,084)  $  (2,915,860)
                                  =============   =============   =============   =============   =============   =============
MFS GROWTH WITH INCOME:
 Sold                                   369,648   $   2,637,054         623,237   $   4,376,585         239,743   $   1,675,960
 Redeemed                              (565,096)     (4,041,148)       (669,277)     (4,597,561)       (323,197)     (2,225,041)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (195,448)  $  (1,404,094)        (46,040)  $    (220,976)        (83,454)  $    (549,081)
                                  =============   =============   =============   =============   =============   =============
SANFORD BERNSTEIN MANAGED INDEX
 500:
 Sold                                 1,838,674   $  13,522,865       4,058,814   $  29,231,171       2,492,562   $  17,919,500
 Redeemed                            (1,798,582)    (13,103,337)     (3,920,797)    (27,534,438)     (2,633,173)    (18,729,993)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               40,092   $     419,528         138,017   $   1,696,733        (140,611)  $    (810,493)
                                  =============   =============   =============   =============   =============   =============
STRONG INTERNATIONAL EQUITY:
 Sold                                26,390,808   $ 140,595,117         590,008   $   3,074,040       3,440,269   $  17,222,060
 Redeemed                           (26,351,158)   (141,565,314)       (848,493)     (4,307,368)     (3,486,720)    (17,549,661)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               39,650   $    (970,197)       (258,485)  $  (1,233,328)        (46,451)  $    (327,601)
                                  =============   =============   =============   =============   =============   =============
DEAM SMALL-CAP GROWTH:
 Sold                                 1,885,452   $   7,429,001       1,334,420   $   5,644,459         868,706   $   3,511,110
 Redeemed                            (1,852,418)     (7,165,440)     (1,668,279)     (6,560,309)       (861,114)     (3,407,916)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               33,034   $     263,561        (333,859)  $    (915,850)          7,592   $     103,194
                                  =============   =============   =============   =============   =============   =============

                                            CLASS X
                                  ---------------------------
                                     SHARES         AMOUNT
                                  ------------   ------------
PIMCO TOTAL RETURN BOND:
 Sold                                1,099,230   $ 11,826,952
 Reinvested                            199,053      2,131,540
 Redeemed                           (1,781,400)   (19,195,622)
                                  ------------   ------------
   Net Increase/(Decrease)            (483,117)  $ (5,237,130)
                                  ============   ============
PBHG SMALL-CAP GROWTH:
 Sold                                  203,585   $  1,901,401
 Redeemed                             (322,320)    (2,792,044)
                                  ------------   ------------
   Net Increase/(Decrease)            (118,735)  $   (890,643)
                                  ============   ============
ALLIANCE GROWTH:
 Sold                                  163,299   $  1,239,361
 Redeemed                             (415,310)    (3,130,378)
                                  ------------   ------------
   Net Increase/(Decrease)            (252,011)  $ (1,891,017)
                                  ============   ============
ALLIANCE GROWTH AND INCOME:
 Sold                                  405,606   $  4,219,224
 Redeemed                             (676,765)    (6,698,865)
                                  ------------   ------------
   Net Increase/(Decrease)            (271,159)  $ (2,479,641)
                                  ============   ============
WILLIAM BLAIR INTERNATIONAL
 GROWTH:
 Sold                                  337,373   $  3,004,828
 Redeemed                             (609,184)    (5,168,042)
                                  ------------   ------------
   Net Increase/(Decrease)            (271,811)  $ (2,163,214)
                                  ============   ============
MARSICO CAPITAL GROWTH:
 Sold                                  753,452   $  8,266,438
 Redeemed                             (937,726)    (9,810,030)
                                  ------------   ------------
   Net Increase/(Decrease)            (184,274)  $ (1,543,592)
                                  ============   ============
NEUBERGER BERMAN MID-CAP GROWTH:
 Sold                                  210,564   $  2,319,557
 Redeemed                             (350,539)    (3,811,085)
                                  ------------   ------------
   Net Increase/(Decrease)            (139,975)  $ (1,491,528)
                                  ============   ============
NEUBERGER BERMAN MID-CAP VALUE:
 Sold                                  242,158   $  3,388,815
 Redeemed                             (371,008)    (5,049,914)
                                  ------------   ------------
   Net Increase/(Decrease)            (128,850)  $ (1,661,099)
                                  ============   ============
MFS GROWTH WITH INCOME:
 Sold                                   88,722   $    633,700
 Redeemed                             (119,797)      (829,798)
                                  ------------   ------------
   Net Increase/(Decrease)             (31,075)  $   (196,098)
                                  ============   ============
SANFORD BERNSTEIN MANAGED INDEX
 500:
 Sold                                  496,210   $  3,673,804
 Redeemed                             (598,754)    (4,245,735)
                                  ------------   ------------
   Net Increase/(Decrease)            (102,544)  $   (571,931)
                                  ============   ============
STRONG INTERNATIONAL EQUITY:
 Sold                                  216,950   $  1,135,683
 Redeemed                             (245,279)    (1,261,606)
                                  ------------   ------------
   Net Increase/(Decrease)             (28,329)  $   (125,923)
                                  ============   ============
DEAM SMALL-CAP GROWTH:
 Sold                                  268,825   $  1,097,137
 Redeemed                             (310,401)    (1,165,237)
                                  ------------   ------------
   Net Increase/(Decrease)             (41,576)  $    (68,100)
                                  ============   ============

                                             CLASS A                         CLASS B                         CLASS C
                                  -----------------------------   -----------------------------   -----------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                  -------------   -------------   -------------   -------------   -------------   -------------
ALGER ALL-CAP GROWTH:
 Sold                                   484,746   $   2,577,879         949,818   $   5,124,384         542,291   $   2,860,807
 Redeemed                              (426,818)     (2,234,283)       (623,797)     (3,191,996)       (750,638)     (3,861,889)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               57,928   $     343,596         326,021   $   1,932,388        (208,347)  $  (1,001,082)
                                  =============   =============   =============   =============   =============   =============
GABELLI ALL-CAP VALUE:
 Sold                                 1,145,336   $   9,987,272         895,114   $   7,833,315         402,652   $   3,471,261
 Redeemed                              (954,514)     (8,218,665)     (1,068,530)     (8,882,099)       (630,375)     (5,264,467)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              190,822   $   1,768,607        (173,416)  $  (1,048,784)       (227,723)  $  (1,793,206)
                                  =============   =============   =============   =============   =============   =============
GOLDMAN SACHS MID-CAP GROWTH:
 Sold                                 1,223,603   $   4,141,276         865,866   $   2,901,621       1,510,072   $   4,898,868
 Redeemed                              (816,578)     (2,705,349)       (704,136)     (2,252,212)       (827,815)     (2,731,496)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              407,025   $   1,435,927         161,730   $     649,409         682,257   $   2,167,372
                                  =============   =============   =============   =============   =============   =============
INVESCO TECHNOLOGY:
 Sold                                 1,334,353   $   3,114,558       1,752,977   $   3,996,616       1,377,700   $   3,092,984
 Redeemed                            (1,083,043)     (2,459,496)     (1,311,056)     (2,912,125)     (1,290,200)     (2,775,369)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              251,310   $     655,062         441,921   $   1,084,491          87,500   $     317,615
                                  =============   =============   =============   =============   =============   =============
PROFUND MANAGED OTC:
 Sold                                 2,979,301   $   5,755,781       4,607,183   $   9,027,265       5,715,871   $  10,882,795
 Redeemed                            (2,398,708)     (4,556,328)     (4,413,768)     (8,623,070)     (4,941,343)     (9,277,039)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              580,593   $   1,199,453         193,415   $     404,195         774,528   $   1,605,756
                                  =============   =============   =============   =============   =============   =============
ALLIANCE/BERNSTEIN GROWTH +
 VALUE:
 Sold                                   187,870   $   1,569,219         264,130   $   2,192,072         147,582   $   1,229,896
 Redeemed                              (139,679)     (1,146,138)       (209,699)     (1,698,030)       (157,244)     (1,267,072)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               48,191   $     423,081          54,431   $     494,042          (9,662)  $     (37,176)
                                  =============   =============   =============   =============   =============   =============
INVESCO HEALTH SCIENCES:
 Sold                                   190,682   $   1,857,449         239,935   $   2,336,047         178,805   $   1,724,970
 Redeemed                              (160,035)     (1,545,533)       (308,363)     (2,824,822)       (167,645)     (1,610,106)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               30,647   $     311,916         (68,428)  $    (488,775)         11,160   $     114,864
                                  =============   =============   =============   =============   =============   =============
SANFORD BERNSTEIN CORE VALUE:
 Sold                                   574,999   $   5,506,030         661,293   $   6,334,412         884,739   $   8,394,882
 Reinvested                               4,066          36,878           2,899          26,299           2,716          24,638
 Redeemed                              (318,975)     (3,100,199)       (322,360)     (3,064,634)       (389,700)     (3,736,679)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              260,090   $   2,442,709         341,832   $   3,296,077         497,755   $   4,682,841
                                  =============   =============   =============   =============   =============   =============
T. ROWE PRICE TAX MANAGED:
 Sold                                    52,314   $     429,081         151,900   $   1,263,971         313,143   $   2,511,653
 Redeemed                               (59,147)       (469,076)       (121,678)       (981,864)       (146,027)     (1,213,587)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               (6,833)  $     (39,995)         30,222   $     282,107         167,116   $   1,298,066
                                  =============   =============   =============   =============   =============   =============
DEAM LARGE-CAP GROWTH:
 Sold                                    52,768   $     444,545         370,451   $   3,108,954          82,805   $     693,656
 Redeemed                               (14,755)       (120,942)       (345,143)     (2,902,541)        (56,353)       (514,641)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               38,013   $     323,603          25,308   $     206,413          26,452   $     179,015
                                  =============   =============   =============   =============   =============   =============
DEAM LARGE-CAP VALUE:
 Sold                                    29,984   $     255,716          84,058   $     700,509          54,722   $     467,658
 Redeemed                                (8,474)        (72,153)        (78,254)       (658,796)        (46,595)       (396,629)
                                  -------------   -------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               21,510   $     183,563           5,804   $      41,713           8,127   $      71,029
                                  =============   =============   =============   =============   =============   =============

                                            CLASS X
                                  ---------------------------
                                     SHARES         AMOUNT
                                  ------------   ------------
ALGER ALL-CAP GROWTH:
 Sold                                  159,051   $    865,980
 Redeemed                             (133,796)      (726,693)
                                  ------------   ------------
   Net Increase/(Decrease)              25,255   $    139,287
                                  ============   ============
GABELLI ALL-CAP VALUE:
 Sold                                  160,738   $  1,386,621
 Redeemed                             (137,011)    (1,130,546)
                                  ------------   ------------
   Net Increase/(Decrease)              23,727   $    256,075
                                  ============   ============
GOLDMAN SACHS MID-CAP GROWTH:
 Sold                                  306,746   $  1,076,314
 Redeemed                              (71,317)      (233,058)
                                  ------------   ------------
   Net Increase/(Decrease)             235,429   $    843,256
                                  ============   ============
INVESCO TECHNOLOGY:
 Sold                                  316,593   $    710,302
 Redeemed                             (244,544)      (523,672)
                                  ------------   ------------
   Net Increase/(Decrease)              72,049   $    186,630
                                  ============   ============
PROFUND MANAGED OTC:
 Sold                                  620,121   $  1,222,729
 Redeemed                             (358,865)      (636,650)
                                  ------------   ------------
   Net Increase/(Decrease)             261,256   $    586,079
                                  ============   ============
ALLIANCE/BERNSTEIN GROWTH +
 VALUE:
 Sold                                   43,402   $    368,755
 Redeemed                              (75,995)      (655,502)
                                  ------------   ------------
   Net Increase/(Decrease)             (32,593)  $   (286,747)
                                  ============   ============
INVESCO HEALTH SCIENCES:
 Sold                                   41,569   $    400,269
 Redeemed                             (104,351)      (984,769)
                                  ------------   ------------
   Net Increase/(Decrease)             (62,782)  $   (584,500)
                                  ============   ============
SANFORD BERNSTEIN CORE VALUE:
 Sold                                  103,223   $  1,002,047
 Reinvested                                625          5,671
 Redeemed                              (95,092)      (919,162)
                                  ------------   ------------
   Net Increase/(Decrease)               8,756   $     88,556
                                  ============   ============
T. ROWE PRICE TAX MANAGED:
 Sold                                   10,113   $     86,359
 Redeemed                               (5,388)       (39,069)
                                  ------------   ------------
   Net Increase/(Decrease)               4,725   $     47,290
                                  ============   ============
DEAM LARGE-CAP GROWTH:
 Sold                                  213,285   $  1,777,432
 Redeemed                             (195,212)    (1,628,549)
                                  ------------   ------------
   Net Increase/(Decrease)              18,073   $    148,883
                                  ============   ============
DEAM LARGE-CAP VALUE:
 Sold                                    9,822   $     84,418
 Redeemed                               (3,061)       (25,309)
                                  ------------   ------------
   Net Increase/(Decrease)               6,761   $     59,109
                                  ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Transactions in shares of capital stock, during the period ended October 31, 2002, were as follows:

                                             CLASS A                           CLASS B                         CLASS C
                                ---------------------------------   -----------------------------   -----------------------------
                                    SHARES            AMOUNT           SHARES          AMOUNT          SHARES          AMOUNT
                                ---------------   ---------------   -------------   -------------   -------------   -------------
AMERICAN CENTURY INTERNATIONAL
 GROWTH:
 Sold                                23,505,946   $   160,266,213       1,136,366   $   8,072,849       7,243,851   $  50,848,941
 Redeemed                           (23,657,386)     (162,071,912)     (1,043,087)     (7,140,166)     (6,612,446)    (46,637,648)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (151,440)  $    (1,805,699)         93,279   $     932,683         631,405   $   4,211,293
                                ===============   ===============   =============   =============   =============   =============
AMERICAN CENTURY STRATEGIC
 BALANCED:
 Sold                                 1,520,295   $    17,475,912       1,069,539   $  12,052,286         508,716   $   5,687,149
 Reinvested                              52,193           597,531          80,187         916,640          29,472         337,102
 Redeemed                            (1,989,339)      (22,534,919)     (2,225,290)    (24,517,352)     (1,227,598)    (13,649,261)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (416,851)  $    (4,461,476)     (1,075,564)  $ (11,548,426)       (689,410)  $  (7,625,010)
                                ===============   ===============   =============   =============   =============   =============
DEAM INTERNATIONAL EQUITY:
 Sold                                14,039,740   $   129,219,533         424,512   $   3,840,611       3,269,189   $  30,188,512
 Redeemed                           (14,394,105)     (133,654,038)     (1,129,215)     (9,906,418)     (3,516,603)    (32,432,822)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (354,365)  $    (4,434,505)       (704,703)  $  (6,065,807)       (247,414)  $  (2,244,310)
                                ===============   ===============   =============   =============   =============   =============
FEDERATED HIGH YIELD BOND:
 Sold                                14,054,590   $    96,414,591       6,947,729   $  47,643,215       4,290,689   $  28,991,090
 Reinvested                             244,165         1,662,859         621,642       4,214,832         205,610       1,393,691
 Redeemed                           (14,320,983)      (98,626,385)     (5,752,593)    (39,081,274)     (3,224,892)    (21,900,461)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              (22,228)  $      (548,935)      1,816,778   $  12,776,773       1,271,407   $   8,484,320
                                ===============   ===============   =============   =============   =============   =============
GABELLI SMALL-CAP VALUE:
 Sold                                 9,453,318   $   105,816,013       4,874,739   $  54,288,368       3,089,285   $  33,941,818
 Reinvested                              65,427           735,395         126,467       1,396,213          62,485         688,521
 Redeemed                            (9,315,896)     (103,192,226)     (3,755,131)    (39,738,006)     (2,557,994)    (26,790,174)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              202,849   $     3,359,182       1,246,075   $  15,946,575         593,776   $   7,840,165
                                ===============   ===============   =============   =============   =============   =============
GOLDMAN SACHS CONCENTRATED
 GROWTH:
 Sold                                16,509,781   $   205,079,879       2,851,331   $  30,286,502       2,227,713   $  23,284,026
 Redeemed                           (21,927,335)     (266,943,515)    (17,466,900)   (172,332,612)     (7,619,568)    (75,745,543)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)           (5,417,554)  $   (61,863,636)    (14,615,569)  $(142,046,110)     (5,391,855)  $ (52,461,517)
                                ===============   ===============   =============   =============   =============   =============
INVESCO CAPITAL INCOME:
 Sold                                 3,676,197   $    45,229,272       1,484,697   $  18,086,518       1,781,891   $  22,074,801
 Reinvested                              56,306           693,294          79,886         989,540          34,076         422,183
 Redeemed                            (4,634,495)      (55,797,336)     (3,690,712)    (42,941,073)     (2,814,675)    (33,737,241)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (901,992)  $    (9,874,770)     (2,126,129)  $ (23,865,015)       (998,708)  $ (11,240,257)
                                ===============   ===============   =============   =============   =============   =============
MONEY MARKET:
 Sold                             1,279,832,149   $ 1,279,829,043     216,048,451   $ 216,048,451     307,137,869   $ 307,137,268
 Reinvested                             895,374           895,374         217,584         217,584         107,139         107,139
 Redeemed                        (1,322,339,400)   (1,322,339,402)   (206,373,301)   (206,373,301)   (306,732,275)   (306,732,275)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)          (41,611,877)  $   (41,614,985)      9,892,734   $   9,892,734         512,733   $     512,132
                                ===============   ===============   =============   =============   =============   =============
PIMCO TOTAL RETURN BOND:
 Sold                                24,889,374   $   265,711,287      14,456,453   $ 153,068,575       7,910,056   $  83,598,439
 Reinvested                             438,246         4,640,167         871,720       9,138,490         341,828       3,583,194
 Redeemed                           (23,657,962)     (252,510,136)     (8,444,162)    (89,250,438)     (5,389,368)    (56,979,493)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)            1,669,658   $    17,841,318       6,884,011   $  72,956,627       2,862,516   $  30,202,140
                                ===============   ===============   =============   =============   =============   =============
PBHG SMALL-CAP GROWTH:
 Sold                                 8,793,724   $   104,192,726         974,223   $  10,739,046         869,246   $   9,251,069
 Redeemed                           (10,091,958)     (117,943,035)     (2,522,534)    (25,372,282)     (1,333,453)    (13,609,818)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)           (1,298,234)  $   (13,750,309)     (1,548,311)  $ (14,633,236)       (464,207)  $  (4,358,749)
                                ===============   ===============   =============   =============   =============   =============

                                          CLASS X
                                ---------------------------
                                   SHARES         AMOUNT
                                ------------   ------------
AMERICAN CENTURY INTERNATIONAL
 GROWTH:
 Sold                                326,456   $  2,323,094
 Redeemed                           (376,812)    (2,638,983)
                                ------------   ------------
   Net Increase/(Decrease)           (50,356)  $   (315,889)
                                ============   ============
AMERICAN CENTURY STRATEGIC
 BALANCED:
 Sold                                222,300   $  2,512,398
 Reinvested                           20,112        229,888
 Redeemed                           (545,091)    (6,065,554)
                                ------------   ------------
   Net Increase/(Decrease)          (302,679)  $ (3,323,268)
                                ============   ============
DEAM INTERNATIONAL EQUITY:
 Sold                                139,536   $  1,267,314
 Redeemed                           (241,877)    (2,106,983)
                                ------------   ------------
   Net Increase/(Decrease)          (102,341)  $   (839,669)
                                ============   ============
FEDERATED HIGH YIELD BOND:
 Sold                                732,022   $  4,998,780
 Reinvested                          156,596      1,062,717
 Redeemed                           (952,624)    (6,502,852)
                                ------------   ------------
   Net Increase/(Decrease)           (64,006)  $   (441,355)
                                ============   ============
GABELLI SMALL-CAP VALUE:
 Sold                                730,291   $  7,978,037
 Reinvested                           43,332        478,347
 Redeemed                           (662,662)    (6,986,607)
                                ------------   ------------
   Net Increase/(Decrease)           110,961   $  1,469,777
                                ============   ============
GOLDMAN SACHS CONCENTRATED
 GROWTH:
 Sold                                660,269   $  6,901,647
 Redeemed                         (2,423,458)   (23,636,780)
                                ------------   ------------
   Net Increase/(Decrease)        (1,763,189)  $(16,735,133)
                                ============   ============
INVESCO CAPITAL INCOME:
 Sold                                352,839   $  4,346,433
 Reinvested                           23,916        295,922
 Redeemed                           (834,246)    (9,786,940)
                                ------------   ------------
   Net Increase/(Decrease)          (457,491)  $ (5,144,585)
                                ============   ============
MONEY MARKET:
 Sold                             44,463,248   $ 44,463,248
 Reinvested                           40,956         40,956
 Redeemed                        (42,887,919)   (42,887,920)
                                ------------   ------------
   Net Increase/(Decrease)         1,616,285   $  1,616,284
                                ============   ============
PIMCO TOTAL RETURN BOND:
 Sold                              1,922,905   $ 20,373,489
 Reinvested                          155,598      1,632,509
 Redeemed                         (1,110,155)   (11,734,275)
                                ------------   ------------
   Net Increase/(Decrease)           968,348   $ 10,271,723
                                ============   ============
PBHG SMALL-CAP GROWTH:
 Sold                                241,919   $  2,587,193
 Redeemed                           (489,996)    (4,888,709)
                                ------------   ------------
   Net Increase/(Decrease)          (248,077)  $ (2,301,516)
                                ============   ============

                                             CLASS A                           CLASS B                         CLASS C
                                ---------------------------------   -----------------------------   -----------------------------
                                    SHARES            AMOUNT           SHARES          AMOUNT          SHARES          AMOUNT
                                ---------------   ---------------   -------------   -------------   -------------   -------------
ALLIANCE GROWTH:
 Sold                                 2,201,814   $    20,013,560       1,545,264   $  14,152,284       1,522,767   $  13,506,214
 Redeemed                            (2,840,328)      (25,261,555)     (2,528,101)    (21,618,745)     (1,499,660)    (12,562,049)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (638,514)  $    (5,247,995)       (982,837)  $  (7,466,461)         23,107   $     944,165
                                ===============   ===============   =============   =============   =============   =============
ALLIANCE GROWTH AND INCOME:
 Sold                                 3,051,956   $    35,994,438       3,561,574   $  42,075,346       3,182,950   $  37,473,477
 Reinvested                             127,138         1,616,375         290,634       3,650,263         129,264       1,622,605
 Redeemed                            (3,630,224)      (40,327,492)     (5,125,347)    (55,478,622)     (3,211,564)    (35,483,576)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (451,130)  $    (2,716,679)     (1,273,139)  $  (9,753,013)        100,650   $   3,612,506
                                ===============   ===============   =============   =============   =============   =============
WILLIAM BLAIR INTERNATIONAL
 GROWTH:
 Sold                                 9,734,386   $   101,167,826         314,231   $   3,076,366       2,003,410   $  18,612,197
 Redeemed                           (11,731,689)     (120,874,165)     (3,168,775)    (30,278,398)     (3,715,106)    (34,957,924)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)           (1,997,303)  $   (19,706,339)     (2,854,544)  $ (27,202,032)     (1,711,696)  $ (16,345,727)
                                ===============   ===============   =============   =============   =============   =============
MARSICO CAPITAL GROWTH:
 Sold                                25,493,396   $   305,334,385       5,412,821   $  62,192,524       4,817,264   $  55,723,975
 Redeemed                           (27,236,701)     (325,843,940)     (8,657,350)    (98,212,837)     (5,214,868)    (59,510,004)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)           (1,743,305)  $   (20,509,555)     (3,244,529)  $ (36,020,313)       (397,604)  $  (3,786,029)
                                ===============   ===============   =============   =============   =============   =============
NEUBERGER BERMAN MID-CAP
 GROWTH:
 Sold                                 8,881,160   $   122,747,979       1,533,925   $  20,236,610       1,379,373   $  18,138,908
 Redeemed                            (9,507,695)     (130,078,600)     (3,095,411)    (38,364,432)     (1,953,433)    (25,154,879)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (626,535)  $    (7,330,621)     (1,561,486)  $ (18,127,822)       (574,060)  $  (7,015,971)
                                ===============   ===============   =============   =============   =============   =============
NEUBERGER BERMAN MID-CAP
 VALUE:
 Sold                                 3,127,010   $    45,742,094       3,336,399   $  48,969,013       2,157,889   $  31,268,474
 Reinvested                              24,492           362,785          49,268         718,813          19,341         282,525
 Redeemed                            (3,102,286)      (44,261,484)     (3,339,206)    (46,196,348)     (1,977,768)    (27,908,296)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               49,216   $     1,843,395          46,461   $   3,491,478         199,462   $   3,642,703
                                ===============   ===============   =============   =============   =============   =============
MFS GROWTH WITH INCOME:
 Sold                                   680,646   $     5,551,976       1,064,692   $   8,541,738         533,098   $   4,231,082
 Redeemed                              (613,900)       (4,824,843)     (1,088,509)     (8,340,553)       (534,964)     (4,102,502)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               66,746   $       727,133         (23,817)  $     201,185          (1,866)  $     128,580
                                ===============   ===============   =============   =============   =============   =============
SANFORD BERNSTEIN MANAGED
 INDEX 500:
 Sold                                 3,269,733   $    26,928,836       6,450,043   $  52,104,084       3,982,409   $  31,861,449
 Redeemed                            (2,476,540)      (19,544,592)     (3,673,795)    (28,339,199)     (3,206,755)    (25,095,080)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              793,193   $     7,384,244       2,776,248   $  23,764,885         775,654   $   6,766,369
                                ===============   ===============   =============   =============   =============   =============
STRONG INTERNATIONAL EQUITY:
 Sold                                10,817,571   $    63,536,983       1,078,591   $   6,166,722       6,016,166   $  33,735,011
 Redeemed                           (10,483,430)      (61,465,120)       (971,765)     (5,322,419)     (6,142,354)    (34,509,312)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              334,141   $     2,071,863         106,826   $     844,303        (126,188)  $    (774,301)
                                ===============   ===============   =============   =============   =============   =============
DEAM SMALL-CAP GROWTH:
 Sold                                16,726,691   $    76,086,064       1,356,402   $   6,054,084         919,633   $   3,969,817
 Redeemed                           (17,600,896)      (79,399,805)     (1,642,281)     (6,786,038)     (1,006,864)     (4,231,057)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)             (874,205)  $    (3,313,741)       (285,879)  $    (731,954)        (87,231)  $    (261,240)
                                ===============   ===============   =============   =============   =============   =============
ALGER ALL-CAP GROWTH:
 Sold                                 1,613,964   $    10,895,962         836,010   $   5,286,860         944,079   $   6,052,183
 Redeemed                            (1,550,347)      (10,322,021)       (670,880)     (3,924,350)       (945,833)     (5,713,386)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               63,617   $       573,941         165,130   $   1,362,510          (1,754)  $     338,797
                                ===============   ===============   =============   =============   =============   =============

                                          CLASS X
                                ---------------------------
                                   SHARES         AMOUNT
                                ------------   ------------
ALLIANCE GROWTH:
 Sold                                388,667   $  3,476,061
 Redeemed                           (594,710)    (5,146,130)
                                ------------   ------------
   Net Increase/(Decrease)          (206,043)  $ (1,670,069)
                                ============   ============
ALLIANCE GROWTH AND INCOME:
 Sold                                597,868   $  6,923,825
 Reinvested                           71,039        890,833
 Redeemed                           (907,513)    (9,899,428)
                                ------------   ------------
   Net Increase/(Decrease)          (238,606)  $ (2,084,770)
                                ============   ============
WILLIAM BLAIR INTERNATIONAL
 GROWTH:
 Sold                                143,132   $  1,394,606
 Redeemed                           (770,942)    (7,329,077)
                                ------------   ------------
   Net Increase/(Decrease)          (627,810)  $ (5,934,471)
                                ============   ============
MARSICO CAPITAL GROWTH:
 Sold                                850,162   $  9,838,605
 Redeemed                         (1,205,731)   (13,646,194)
                                ------------   ------------
   Net Increase/(Decrease)          (355,569)  $ (3,807,589)
                                ============   ============
NEUBERGER BERMAN MID-CAP
 GROWTH:
 Sold                                319,180   $  4,174,329
 Redeemed                           (442,959)    (5,314,567)
                                ------------   ------------
   Net Increase/(Decrease)          (123,779)  $ (1,140,238)
                                ============   ============
NEUBERGER BERMAN MID-CAP
 VALUE:
 Sold                                574,884   $  8,311,055
 Reinvested                            9,215        134,255
 Redeemed                           (446,696)    (6,132,206)
                                ------------   ------------
   Net Increase/(Decrease)           137,403   $  2,313,104
                                ============   ============
MFS GROWTH WITH INCOME:
 Sold                                231,041   $  1,869,390
 Redeemed                           (327,653)    (2,571,661)
                                ------------   ------------
   Net Increase/(Decrease)           (96,612)  $   (702,271)
                                ============   ============
SANFORD BERNSTEIN MANAGED
 INDEX 500:
 Sold                                821,937   $  6,249,570
 Redeemed                           (537,618)    (3,978,145)
                                ------------   ------------
   Net Increase/(Decrease)           284,319   $  2,271,425
                                ============   ============
STRONG INTERNATIONAL EQUITY:
 Sold                                328,314   $  1,896,552
 Redeemed                           (309,725)    (1,746,829)
                                ------------   ------------
   Net Increase/(Decrease)            18,589   $    149,723
                                ============   ============
DEAM SMALL-CAP GROWTH:
 Sold                                266,187   $  1,132,296
 Redeemed                           (254,237)    (1,047,156)
                                ------------   ------------
   Net Increase/(Decrease)            11,950   $     85,140
                                ============   ============
ALGER ALL-CAP GROWTH:
 Sold                                175,350   $  1,112,504
 Redeemed                            (64,305)      (367,847)
                                ------------   ------------
   Net Increase/(Decrease)           111,045   $    744,657
                                ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             CLASS A                           CLASS B                         CLASS C
                                ---------------------------------   -----------------------------   -----------------------------
                                    SHARES            AMOUNT           SHARES          AMOUNT          SHARES          AMOUNT
                                ---------------   ---------------   -------------   -------------   -------------   -------------
GABELLI ALL-CAP VALUE:
 Sold                                 1,910,138   $    17,417,124       1,946,216   $  18,415,631       1,471,794   $  13,905,871
 Redeemed                            (1,441,174)      (12,713,408)     (1,553,763)    (13,262,777)     (1,587,568)    (14,254,538)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              468,964   $     4,703,716         392,453   $   5,152,854        (115,774)  $    (348,667)
                                ===============   ===============   =============   =============   =============   =============
GOLDMAN SACHS MID-CAP GROWTH:
 Sold                                 1,683,677   $     6,466,534       1,034,592   $   4,003,976         632,491   $   2,415,987
 Redeemed                            (1,305,579)       (4,975,687)       (908,256)     (3,206,958)       (630,998)     (2,307,990)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              378,098   $     1,490,847         126,336   $     797,018           1,493   $     107,997
                                ===============   ===============   =============   =============   =============   =============
INVESCO TECHNOLOGY:
 Sold                                 2,570,238   $     8,490,795       1,542,185   $   5,064,333       1,351,121   $   4,231,209
 Redeemed                            (2,662,665)       (8,265,409)     (1,701,112)     (4,876,241)     (1,212,159)     (3,633,677)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              (92,427)  $       225,386        (158,927)  $     188,092         138,962   $     597,532
                                ===============   ===============   =============   =============   =============   =============
PROFUND MANAGED OTC:
 Sold                                 4,277,572   $    10,092,762       6,256,964   $  14,813,994       6,134,428   $  14,926,604
 Redeemed                            (3,819,423)       (8,329,802)     (4,839,565)    (10,693,041)     (4,416,197)    (10,745,718)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              458,149   $     1,762,960       1,417,399   $   4,120,953       1,718,231   $   4,180,886
                                ===============   ===============   =============   =============   =============   =============
ALLIANCE/BERNSTEIN GROWTH +
 VALUE:
 Sold                                   302,356   $     2,932,742         530,535   $   5,120,522         262,552   $   2,402,751
 Redeemed                              (198,661)       (1,841,641)       (323,641)     (2,736,494)       (112,186)       (963,110)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              103,695   $     1,091,101         206,894   $   2,384,028         150,366   $   1,439,641
                                ===============   ===============   =============   =============   =============   =============
INVESCO HEALTH SCIENCES:
 Sold                                   458,789   $     4,998,351         635,567   $   6,746,802         445,803   $   4,780,112
 Redeemed                              (360,482)       (3,798,085)       (424,807)     (4,387,025)       (265,957)     (2,743,154)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               98,307   $     1,200,266         210,760   $   2,359,777         179,846   $   2,036,958
                                ===============   ===============   =============   =============   =============   =============
SANFORD BERNSTEIN CORE VALUE:
 Sold                                   767,083   $     7,848,510       1,076,892   $  10,944,752         763,419   $   7,691,268
 Reinvested                               2,056            21,631           1,475          15,509           1,071          11,258
 Redeemed                              (432,164)       (4,282,502)       (419,931)     (3,977,315)       (264,862)     (2,500,108)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)              336,975   $     3,587,639         658,436   $   6,982,946         499,628   $   5,202,418
                                ===============   ===============   =============   =============   =============   =============
T. ROWE PRICE TAX MANAGED:
 Sold                                   121,666   $     1,142,285         176,891   $   1,621,842         319,969   $   2,777,877
 Redeemed                               (53,372)         (469,196)        (51,319)       (429,456)        (79,642)       (644,841)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               68,294   $       673,089         125,572   $   1,192,386         240,327   $   2,133,036
                                ===============   ===============   =============   =============   =============   =============
DEAM LARGE-CAP GROWTH:
 Sold                                    33,540   $       321,201          53,554   $     429,994          30,684   $     281,510
 Redeemed                               (23,614)         (191,298)         (9,536)        (78,256)         (8,749)        (69,179)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)                9,926   $       129,903          44,018   $     351,738          21,935   $     212,331
                                ===============   ===============   =============   =============   =============   =============
DEAM LARGE-CAP VALUE:
 Sold                                    37,676   $       358,980          89,002   $     732,569          37,947   $     330,515
 Redeemed                               (24,281)         (194,033)         (7,825)        (63,767)           (559)         (4,254)
                                ---------------   ---------------   -------------   -------------   -------------   -------------
   Net Increase/(Decrease)               13,395   $       164,947          81,177   $     668,802          37,388   $     326,261
                                ===============   ===============   =============   =============   =============   =============

                                          CLASS X
                                ---------------------------
                                   SHARES         AMOUNT
                                ------------   ------------
GABELLI ALL-CAP VALUE:
 Sold                                222,426   $  2,087,952
 Redeemed                           (231,390)    (2,010,464)
                                ------------   ------------
   Net Increase/(Decrease)            (8,964)  $     77,488
                                ============   ============
GOLDMAN SACHS MID-CAP GROWTH:
 Sold                                157,691   $    585,644
 Redeemed                           (150,286)      (545,899)
                                ------------   ------------
   Net Increase/(Decrease)             7,405   $     39,745
                                ============   ============
INVESCO TECHNOLOGY:
 Sold                                194,095   $    606,439
 Redeemed                           (255,284)      (752,524)
                                ------------   ------------
   Net Increase/(Decrease)           (61,189)  $   (146,085)
                                ============   ============
PROFUND MANAGED OTC:
 Sold                              1,022,874   $  2,073,014
 Redeemed                         (1,000,728)    (2,018,227)
                                ------------   ------------
   Net Increase/(Decrease)            22,146   $     54,787
                                ============   ============
ALLIANCE/BERNSTEIN GROWTH +
 VALUE:
 Sold                                116,813   $  1,123,530
 Redeemed                            (47,684)      (434,620)
                                ------------   ------------
   Net Increase/(Decrease)            69,129   $    688,910
                                ============   ============
INVESCO HEALTH SCIENCES:
 Sold                                169,732   $  1,806,715
 Redeemed                           (110,501)    (1,147,719)
                                ------------   ------------
   Net Increase/(Decrease)            59,231   $    658,996
                                ============   ============
SANFORD BERNSTEIN CORE VALUE:
 Sold                                249,157   $  2,506,543
 Reinvested                              154          1,617
 Redeemed                            (52,456)      (492,210)
                                ------------   ------------
   Net Increase/(Decrease)           196,855   $  2,015,950
                                ============   ============
T. ROWE PRICE TAX MANAGED:
 Sold                                 11,698   $    105,651
 Redeemed                             (2,812)       (25,381)
                                ------------   ------------
   Net Increase/(Decrease)             8,886   $     80,270
                                ============   ============
DEAM LARGE-CAP GROWTH:
 Sold                                  1,219   $     11,442
 Redeemed                             (1,095)       (10,294)
                                ------------   ------------
   Net Increase/(Decrease)               124   $      1,148
                                ============   ============
DEAM LARGE-CAP VALUE:
 Sold                                  8,373   $     79,159
 Redeemed                               (947)        (7,762)
                                ------------   ------------
   Net Increase/(Decrease)             7,426   $     71,397
                                ============   ============

5. TAXATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Permanent differences in the recognition of earnings are reclassified to undistributed net investment income or loss, accumulated net realized gain or loss on investments or additional paid-in capital, as appropriate. Distributions in excess of tax-basis earnings are recorded as a return of capital.

     For the year ended October 31, 2003, the tax character or the dividends paid, as reflected in the Statements of Changes in Net Assets, was:

                                    ORDINARY      LONG-TERM         TOTAL
                                     INCOME      CAPITAL GAIN   DISTRIBUTIONS
                                   -----------   ------------   -------------
American Century International
  Growth                           $    79,262    $       --     $    79,262
American Century Strategic
  Balanced                           1,551,018            --       1,551,018
Federated High Yield Bond           14,056,566            --      14,056,566
INVESCO Capital Income               1,175,779            --       1,175,779
Money Market                           656,552            --         656,552
PIMCO Total Return Bond             23,569,222     6,203,623      29,772,845
Sanford Bernstein Core Value            98,213            --          98,213

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     The tax character of distributable earnings/(accumulated losses) at October 31, 2003 was:

                                                              UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                                                ORDINARY        LONG-TERM          LOSS
                                                                 INCOME           GAIN        CARRYFORWARDS
                                                              -------------   -------------   --------------
American Century International Growth                          $       --      $       --     $   40,459,664
American Century Strategic Balanced                               431,655              --         25,007,884
DeAM International Equity                                              --              --         93,418,773
Federated High Yield Bond                                           1,002              --         40,202,194
Gabelli Small-Cap Value                                                --              --          1,836,181
Goldman Sachs Concentrated Growth                                      --              --      1,028,423,768
INVESCO Capital Income                                            215,630              --         48,299,532
Money Market                                                       29,961              --                 --
PIMCO Total Return Bond                                         6,815,796       6,119,868                 --
PBHG Small-Cap Growth                                                  --              --        144,131,458
Alliance Growth                                                        --              --         84,807,875
Alliance Growth & Income                                               --              --         65,685,459
William Blair International Growth                                 96,400              --        188,699,694
Marsico Capital Growth                                                 --              --        264,521,016
Neuberger Berman Mid-Cap Growth                                        --              --        200,340,837
Neuberger Berman Mid-Cap Value                                         --       2,765,027                 --
MFS Growth with Income                                                 --              --         15,295,379
Sanford Bernstein Managed Index 500                                 4,272              --         28,994,134
Strong International Equity                                            --              --         31,209,445
DeAM Small-Cap Growth                                                  --              --         42,298,927
Alger All-Cap Growth                                                   --              --         17,803,458
Gabelli All-Cap Value                                                  --              --         11,268,957
Goldman Sachs Mid-Cap Growth                                           --              --         25,211,855
INVESCO Technology                                                     --              --         41,866,443
ProFund Managed OTC                                                    --              --         31,378,347
Alliance/Bernstein Growth + Value                                      --              --          2,134,182
INVESCO Health Sciences                                                --              --          3,629,851
Sanford Bernstein Core Value                                      129,889              --            651,824
T. Rowe Price Tax Managed                                              --              --          1,104,439
DeAM Large-Cap Growth                                              21,851         189,650                 --
DeAM Large-Cap Value                                                   --         147,575                 --

     For the year ended October 31, 2002, the tax character or the dividends paid, as reflected in the Statements of Changes in Net Assets, was:

                                    ORDINARY      LONG-TERM         TOTAL
                                     INCOME      CAPITAL GAIN   DISTRIBUTIONS
                                   -----------   ------------   -------------
American Century Strategic
  Balanced                         $ 2,188,416    $       --     $ 2,188,416
Federated High Yield Bond           12,323,354            --      12,323,354
Gabelli Small-Cap Value              2,614,948       819,226       3,434,174
INVESCO Capital Income               2,557,461            --       2,557,461
Money Market                         1,408,040            --       1,408,040
PIMCO Total Return Bond             19,031,659     3,683,083      22,714,742
Alliance Growth and Income           3,687,267     4,464,405       8,151,672
Neuberger Berman Mid-Cap Value              --     1,561,051       1,561,051
Sanford Bernstein Core Value            53,947            --          53,947

     The tax character of distributable earnings/(accumulated losses) at October 31, 2002 was:

                                                UNDISTRIBUTED   UNDISTRIBUTED
                                                  ORDINARY        LONG-TERM
                                                   INCOME           GAIN
                                                -------------   -------------
American Century International Growth            $    79,262     $       --
American Century Strategic Balanced                  714,957             --
Federated High Yield Bond                            864,337             --
INVESCO Capital Income                               386,008             --
Money Market                                          19,722             --
PIMCO Total Return Bond                           13,679,545      6,203,623
Sanford Bernstein Core Value                          60,856             --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 2003, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                                EXPIRING IN
                       ---------------------------------------------------------------------------------------------
                        2005        2006         2007           2008           2009           2010          2011
                       -------   ----------   -----------   ------------   ------------   ------------   -----------
American Century
  International
  Growth.............  $    --   $   73,332   $    49,869   $  1,639,901   $ 22,928,687   $ 12,640,124   $ 3,127,751
American Century
  Strategic
  Balanced...........       --           --            --      1,622,189      8,074,458     11,842,580     3,468,657
DeAM International
  Equity (a).........       --           --            --     35,798,148     57,123,055             --       497,570
Federated High Yield
  Bond...............    4,183       17,619       327,379      1,538,529     13,149,572     18,610,007     6,554,905
Gabelli Small-Cap
  Value..............       --           --            --             --             --      1,836,181            --
Goldman Sachs
  Concentrated Growth
  (a)................       --    4,828,688    52,015,103    304,073,150    384,441,491    201,055,611    82,009,725
INVESCO Capital
  Income.............       --           --            --        885,606     12,892,699     31,692,286     2,828,941
PBHG Small-Cap
  Growth.............       --           --            --     32,685,457     85,158,694     24,271,236     2,016,071
Alliance Growth......       --           --            --             --     49,045,320     27,974,021     7,788,534
Alliance Growth and
  Income.............       --           --            --             --             --     55,152,479    10,532,980
William Blair
  International
  Growth.............       --    2,242,636     3,428,829      3,770,566    118,198,630     45,261,880    15,797,153
Marsico Capital
  Growth.............       --           --     6,851,824     43,351,133    137,802,459     76,515,600            --
Neuberger Berman
  Mid-Cap Growth.....       --           --     1,874,798      7,545,394    134,152,765     54,571,099     2,196,781
MFS Growth with
  Income.............       --           --            --        900,804      5,991,194      7,428,950       974,431
Sanford Bernstein
  Managed Index
  500................       --           --            --             --      9,737,483     10,478,884     8,777,767
Strong International
  Equity.............       --           --            --      3,689,149     14,623,752      9,627,877     3,268,667
DeAM Small-Cap
  Growth.............       --           --            --      1,200,690     30,048,813     11,049,424            --
Alger All-Cap
  Growth.............       --           --            --        209,132      7,393,380      9,856,749       344,197
Gabelli All-Cap
  Value..............       --           --            --             --             --      5,993,769     5,275,188
Goldman Sachs Mid-Cap
  Growth.............       --           --            --         17,950     15,446,744      8,720,541     1,026,620
INVESCO Technology
  (a)................       --           --            --        195,454     17,178,543     17,782,577     6,709,869
ProFund Managed
  OTC................       --           --            --      1,097,897     13,155,667     12,453,037     4,671,746
Alliance/Bernstein
  Growth + Value.....       --           --            --             --         73,985      1,480,731       579,466
INVESCO Health
  Sciences...........       --           --            --             --         35,228      3,215,584       379,039
Sanford Bernstein
  Core Value.........       --           --            --             --             --        501,181       150,643
T. Rowe Price Tax
  Managed............       --           --            --             --         41,359        520,264       542,816

(a) It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

     At October 31, 2003, the cost and unrealized appreciation or depreciation in value of the investments for federal income tax purposes, were as follows:

                                                                                             NET
                                             GROSS           GROSS           OTHER        UNREALIZED
                               TAX         UNREALIZED      UNREALIZED      TEMPORARY     APPRECIATION
                              BASIS       APPRECIATION   (DEPRECIATION)   DIFFERENCES   (DEPRECIATION)
                           ------------   ------------   --------------   -----------   --------------
American Century
  International Growth     $ 42,109,515   $ 9,687,909     $   (173,594)   $  (73,273)    $  9,441,042
American Century
  Strategic Balanced        157,097,151    13,051,221       (1,424,038)      (34,006)      11,593,177
DeAM International Equity    39,046,102     5,570,229       (1,216,987)      (52,599)       4,300,643
Federated High Yield Bond   208,604,798    14,526,386       (7,971,678)     (405,667)       6,149,041
Gabelli Small-Cap Value     199,741,232    47,792,920       (8,745,529)       58,148       39,105,539
Goldman Sachs
  Concentrated Growth       566,469,768    73,475,039      (34,896,411)      (57,970)      38,520,658
INVESCO Capital Income      203,637,572     9,411,991       (2,374,780)      (12,674)       7,024,537
Money Market                301,410,749            --               --       (29,812)         (29,812)
PIMCO Total Return Bond     487,990,906     8,600,341       (2,392,977)   (2,713,479)       3,493,885
PBHG Small-Cap Growth       119,749,010    37,331,009       (1,097,060)       (6,489)      36,227,460
Alliance Growth              83,371,480     9,076,686       (2,776,802)       (3,560)       6,296,324
Alliance Growth and
  Income                    246,728,725    31,518,177       (5,276,725)       (8,421)      26,233,031
William Blair
  International Growth      112,407,575    41,604,343         (175,052)   (1,629,637)      39,799,654
Marsico Capital Growth      641,299,589   177,923,456       (2,028,495)      168,147      176,063,108
Neuberger Berman Mid-Cap
  Growth                    174,389,545    37,970,379         (330,407)       (6,902)      37,633,070
Neuberger Berman Mid-Cap
  Value                     213,047,559    38,366,251       (2,281,936)       (6,088)      36,078,227
MFS Growth with Income       46,199,062     2,575,629         (660,819)       (1,479)       1,914,189
Sanford Bernstein Managed
  Index 500                 170,621,606    14,577,671      (11,205,281)       (2,146)       3,370,243
Strong International
  Equity                     39,019,692     7,793,921         (381,279)       (2,130)       7,366,332
DeAM Small-Cap Growth        50,459,599    10,065,458       (1,415,018)      (20,790)       8,629,650
Alger All-Cap Growth         44,388,671     5,188,963         (200,265)         (941)       4,987,757
Gabelli All-Cap Value       105,311,502    10,568,058       (3,811,900)       (2,573)       6,753,585
Goldman Sachs Mid-Cap
  Growth                     34,640,128     4,760,137         (341,141)         (873)       4,418,123
INVESCO Technology           33,521,083     3,760,727         (328,086)         (824)       3,431,817
ProFund Managed OTC          64,087,670     6,513,853      (13,145,364)         (889)      (6,632,400)
Alliance/Bernstein Growth
  + Value                    18,791,069     1,431,080         (796,622)         (379)         634,079
INVESCO Health Sciences      21,139,164     2,531,408         (100,093)         (562)       2,430,753
Sanford Bernstein Core
  Value                      49,926,525     5,208,406       (1,576,804)         (661)       3,630,941
T. Rowe Price Tax Managed    10,077,962     1,390,540         (192,360)         (149)       1,198,031
DeAM Large-Cap Growth           124,712            --               (3)          (17)             (20)
DeAM Large-Cap Value             99,772            --               (4)          (17)             (21)

                                                                       AMERICAN
SKANDIA ADVISOR FUNDS, INC.

     Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized capital gains (losses) on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain (loss) on investments. For the year ended October 31, 2003 the adjustments were as follows:

                                          UNDISTRIBUTED    ACCUMULATED
                                          NET INVESTMENT   NET REALIZED     PAID IN
                                              INCOME       GAIN (LOSS)      CAPITAL
                                          --------------   ------------   -----------
American Century International
  Growth(a)(b)(c)                           $  187,698     $    28,199    $  (215,897)
American Century Strategic
  Balanced(a)(g)                                92,347         (92,347)            --
DeAM International Equity(a)(b)(c)              98,783         397,845       (496,628)
Federated High Yield Bond(g)                   242,514              --       (242,514)
Gabelli Small-Cap Value(c)(d)(e)             2,040,475           4,563     (2,045,038)
Goldman Sachs Concentrated Growth(c)         7,191,805              --     (7,191,805)
PIMCO Total Return Bond(a)(f)(g)             7,387,912      (6,461,486)      (926,426)
PBHG Small-Cap Growth(c)(d)                  1,738,555           4,477     (1,743,032)
Alliance Growth(c)                             890,263              --       (890,263)
Alliance Growth and Income(c)                  148,924              --       (148,924)
William Blair International Growth(a)(b)      (512,075)        512,075             --
Marsico Capital Growth(a)(c)                 8,639,046          58,883     (8,697,929)
Neuberger Berman Mid-Cap Growth(c)           2,872,119              --     (2,872,119)
Neuberger Berman Mid-Cap Value(c)            1,982,938              --     (1,982,938)
MFS Growth with Income(a)(c)                   191,183           1,538       (192,721)
Sanford Bernstein Managed Index 500(d)          (3,975)          3,975             --
Strong International Equity(a)(c)               77,674           5,032        (82,706)
DeAM Small-Cap Growth(c)(d)(e)                 581,707          16,086       (597,793)
Alger All-Cap Growth(c)                        432,407              --       (432,407)
Gabelli All-Cap Value(c)                       376,382              --       (376,382)
Goldman Sachs Mid-Cap Growth(c)                352,758              --       (352,758)
INVESCO Technology(a)(c)                       375,399           1,008       (376,407)
ProFund Managed OTC(c)                         589,201              --       (589,201)
Alliance/Bernstein Growth + Value(c)            54,183              --        (54,183)
INVESCO Health Sciences(a)(c)                  224,119           8,883       (233,002)
T. Rowe Price Tax Managed(c)                    76,473              --        (76,473)
DeAM Large-Cap Growth(c)                        23,724         (23,724)            --
DeAM Large-Cap Value(c)                         20,185            (801)       (19,384)

(a)  Reclassification of net foreign currency gain (loss).

(b) Reclassification of book to tax differences due to the sale of passive foreign investment companies.

(c)  Reclassification of tax operating loss.

(d)  Reclassification of REIT distribution.

(e)  Reclassification of book to tax differences due to the sale of REIT.

(f)  Reclassification of bifurcation on sale of foreign bond.

(g)  Reclassification of premium amortization.

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 2003, were as follows:

                                             PURCHASES          SALES
                                           --------------   --------------
American Century International Growth      $  192,500,279   $  202,446,709
American Century Strategic Balanced           171,986,269      171,330,676
DeAM International Equity                      52,722,729       68,610,325
Federated High Yield Bond                     137,830,103       83,913,786
Gabelli Small-Cap Value                        12,254,869       22,239,539
Goldman Sachs Concentrated Growth             544,557,854      556,790,918
INVESCO Capital Income                        198,132,591      230,561,068
PIMCO Total Return Bond                     1,272,070,608    1,323,286,578
PBHG Small-Cap Growth                         108,133,226      123,454,026
Alliance Growth                                38,771,117       52,633,235
Alliance Growth and Income                    137,255,497      164,670,370
William Blair International Growth            163,483,953      189,816,343
Marsico Capital Growth                        479,762,815      478,352,069
Neuberger Berman Mid-Cap Growth               217,980,120      235,991,585
Neuberger Berman Mid-Cap Value                111,815,029      138,652,643
MFS Growth with Income                         28,515,011       30,604,806
Sanford Bernstein Managed Index 500            52,246,481       51,106,431
Strong International Equity                    21,793,830       22,365,404
DeAM Small-Cap Growth                          82,297,226       84,224,140
Alger All-Cap Growth                           52,891,521       49,011,216
Gabelli All-Cap Value                          19,037,787       20,930,799
Goldman Sachs Mid-Cap Growth                   31,382,703       27,080,042
INVESCO Technology                             17,670,297       16,316,375
ProFund Managed OTC                            11,047,629        4,665,801
Alliance/Bernstein Growth + Value               4,291,438        3,669,062
INVESCO Health Sciences                        23,949,698       23,210,962
Sanford Bernstein Core Value                   16,833,844        6,510,092
T. Rowe Price Tax Managed                       3,005,506        1,568,149

     Purchases and sales of U.S. government securities, during the period ended October 31, 2003, were as follows:

                                             PURCHASES          SALES
                                           --------------   --------------
American Century Strategic Balanced        $   68,480,300   $   56,107,093
PIMCO Total Return Bond                     1,227,557,740    1,213,081,219

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the year ended October 31, 2003, were as follows:

                            TOTAL RETURN BOND
                       ---------------------------
                         NUMBER OF                    INVESCO TECHNOLOGY
                        CONTRACTS/                   --------------------
                       SWAP NOTIONAL                 NUMBER OF
                       AMOUNT $(000)     PREMIUM     CONTRACTS   PREMIUM
                       -------------   -----------   ---------   --------
Balance at beginning
  of year                 46,674       $ 2,620,104       --      $     --
Written options            2,643         1,383,450      449        84,914
Written swap options      39,100           436,664       --            --
Expired options           (4,507)       (2,076,157)    (186)      (29,520)
Expired swap options      (7,600)          (65,915)      --            --
Exercised options             --                --       --            --
Closed options               (47)          (29,289)    (248)      (52,279)
Closed swap options       (6,500)          (45,039)      --            --
                          ------       -----------     ----      --------
Balance at end of
  year                    69,763       $ 2,223,818       15      $  3,115
                          ======       ===========     ====      ========

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds and other affiliated funds participate in a $200 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. On October 31, 2003, there were no borrowings outstanding under the agreement by the Company.

     The following table summarizes the borrowing that occurred during the year ended October 31, 2003:

                                           AVERAGE LOAN       AVERAGE     NUMBER OF
                                        OUTSTANDING DURING    INTEREST      DAYS         MAXIMUM
                                       THE BORROWING PERIOD     RATE     OUTSTANDING    BORROWING
                                       --------------------   --------   -----------   -----------
American Century International Growth       $4,600,000         1.590%        25        $10,000,000
Federated High Yield                         3,750,000         1.522%        12          6,000,000
Gabelli Small-Cap Value                      2,153,846         1.775%        13          3,000,000
Goldman Sachs Concentrated Growth            1,722,222         1.802%        18          2,000,000
Alliance Growth                              1,000,000         1.627%         8          1,000,000
Alliance Growth and Income                   2,095,238         1.766%        21          4,000,000
Marsico Capital Growth                       1,000,000         1.750%         4          1,000,000
Strong International Equity                  1,142,857         1.512%         7          2,000,000
Gabelli All-Cap Value                        1,060,000         1.775%        25          1,500,000
T. Rowe Price Tax Managed                      250,000         1.727%         7            650,000

9. RISKS & UNCERTAINTIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     On December 12, 2003, William Blair & Company LLC replaced Strong Capital Management, Inc. as the sub-advisor on Strong International Equity. Upon transition, the Fund's name was changed to ASAF International Equity Fund.

     On July 25, 2003, the Board of Directors of the Company approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Class A, B, C and X shares of the following funds for like shares of the acquiring funds and the assumption of the liabilities of the funds.

     Shareholders approved the Plan at a meeting on December 18, 2003 and the reorganization will take place on or about December 19, 2003.

                   FUND                                   ACQUIRING FUND
                   ----                                   --------------
American Century International Growth       William Blair International Growth
Gabelli All-Cap Value                       Neuberger Berman Mid-Cap Value
Alger All-Cap Growth                        Marsico Capital Growth
Alliance Growth                             Marsico Capital Growth
Neuberger Berman Mid-Cap Growth             Goldman Sachs Mid-Cap Growth
Alliance/Bernstein Growth + Value           Sanford Bernstein Managed Index 500
DeAM Large-Cap Value                        Alliance Growth and Income
DeAM International Equity                   William Blair International Growth

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Subject to shareholder approval, the following fund reorganizations were also approved by the Board of Directors on November 19, 2003.

                  FUND                                 ACQUIRING FUND
                  ----                                 --------------
Strong International Equity               William Blair International Growth
T. Rowe Price Tax Managed                 Marsico Capital Growth

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of American Skandia Advisor Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ASAF American Century International Growth Fund, ASAF American Century Strategic Balanced Fund, ASAF DeAM International Equity Fund, ASAF Federated High Yield Bond Fund, ASAF Gabelli Small-Cap Value Fund, ASAF Goldman Sachs Concentrated Growth Fund, ASAF INVESCO Capital Income Fund, ASAF Money Market Fund, ASAF PIMCO Total Return Bond Fund, ASAF PBHG Small-Cap Growth Fund, ASAF Alliance Growth Fund, ASAF Alliance Growth and Income Fund, ASAF William Blair International Growth Fund, ASAF Marsico Capital Growth Fund, ASAF Neuberger Berman Mid-Cap Growth Fund, ASAF Neuberger Berman Mid-Cap Value Fund, ASAF MFS Growth with Income Fund, ASAF Sanford Bernstein Managed Index 500 Fund, ASAF Strong International Equity Fund, ASAF DeAM Small-Cap Growth Fund, ASAF Alger All-Cap Growth Fund, ASAF Gabelli All-Cap Value Fund, ASAF Goldman Sachs Mid-Cap Growth Fund, ASAF INVESCO Technology Fund, ASAF ProFund Managed OTC Fund, ASAF Alliance/Bernstein Growth + Value Fund, ASAF INVESCO Health Sciences Fund, ASAF Sanford Bernstein Core Value Fund, ASAF T.Rowe Price Tax Managed Fund, ASAF DeAM Large-Cap Growth Fund and ASAF DeAM Large-Cap Value Fund (thirty one portfolios constituting American Skandia Advisor Funds, Inc., hereafter referred to as the "Company") at October 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2003

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

MANAGEMENT OF THE COMPANY (Unaudited)
--------------------------------------------------------------------------------

     Information pertaining to the Board of Directors is set forth below. Directors who are not deemed to be "interested persons" of the Company, as defined in the 1940 Act are referred to as "Independent Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "Interested Directors." "Fund Complex"+ consists of the Company and any other investment companies managed by Prudential Investments LLC ("PI").

INDEPENDENT DIRECTORS(2)

     DAVID E.A. CARSON (69), Director since 1992(3) Oversees 99 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).

Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

     ROBERT E. LA BLANC (69), Director since 1984(3) Oversees 119 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Director of Storage Technology Corporation (since
1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

     DOUGLAS H. MCCORKINDALE (64), Director since 2003(3) Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

     RICHARD A. REDEKER (60), Director since 2003(3) Oversees 102 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

     ROBIN B. SMITH (64), Director since 2003(3) Oversees 109 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

     STEPHEN STONEBURN (60), Director since 1996(3) Oversees 107 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

     CLAY T. WHITEHEAD (65), Director since 1984(3) Oversees 106 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

INTERESTED DIRECTORS(1)

     JUDY A. RICE (55), President since 2003 and Trustee since 2003(3) Oversees 109 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (Prudential Securities); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

     ROBERT F. GUNIA (57), Vice President and Director since 2003(3) Oversees 189 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

     Information pertaining to the Officers of the Fund is set forth below.

OFFICERS(2)

     MARGUERITE E.H. MORRISON (47), Chief Legal Officer since 2003 and Assistant Secretary since 2003(3)

Principal occupations (last 5 years):  Vice President and Chief Legal
Officer -- Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

     MARYANNE RYAN (39), Anti-Money Laundering Compliance Officer since 2003(3)

Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

     GRACE C. TORRES (44), Treasurer and Principal Financial and Accounting Officer since 2003(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

 + The Fund Complex consists of all investment companies managed by PI. The
   Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's Gibraltar Fund.
 (1) "Interested" Director, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadvisers (Prudential Investment Management, Inc. or PIM), (Bank of Ireland Asset Management (U.S.) Limited or BIAM) or (Jennison Associations LLC or Jennison) or the Distributor (Prudential Investment Management Services LLC or PIMS).
 (2) Unless otherwise noted, the address of the Directors and Officers is c/o:
     Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.
 (3) There is no set term of office for Trustees and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.
 (4) This column includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.
Additional information about the Fund's Trustees is included in the Company's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

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BOARD OF DIRECTORS

David E. A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T.Whitehead

Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484
Prudential Investments LLC
100 Mulberry Street
Newark, NJ 07102

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102

Transfer Agent
American Skandia Fund Services, Incorporated
Shelton, CT 06484

Sub-Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Auditors
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
FOR DOMESTIC SECURITIES OF FUNDS INVESTING PRIMARILY IN DOMESTIC SECURITIES:
PFPC Trust Company
Philadelphia, PA 19113

CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES AND CUSTODIAN FOR FUNDS INVESTING PRIMARILY IN FOREIGN
SECURITIES:
JP Morgan Chase Bank
Brooklyn, NY 11245

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

[GRAPHIC]

Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

-        not federally insured by the Federal Deposit Insurance Corporation
         (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated, a Prudential Financial company.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342
Website: www.americanskandia.prudential.com

www.americanskandia.prudential.com                      LIT CODE: (ASAFANNRPT03)
                                                        IFS-A086297

AMERICAN SKANDIA
ADVISOR FUNDS

PO Box 8012
Boston, MA 02266-8012

ITEM 2 - CODE OF ETHICS - See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at (973) 367-7525, and ask for a copy of the Section 406

Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT -

Stephen Munn had been designated as the Fund's Audit Committee Financial Expert, however, he resigned as a Director of the Fund effective November 30, 2003 and the Fund's board is in the process of selecting a new designee.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not required in this filing

ITEM 5 - RESERVED

ITEM 6 - RESERVED

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not required in this filing

ITEM 8 - RESERVED

ITEM 9 - CONTROLS AND PROCEDURES

         (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 - EXHIBITS

         (a) Code of Ethics - Attached hereto

         (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act - Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    American Skandia Advisor Funds, Inc.

By (Signature and Title)*  /s/ Marguerite E. H. Morrison
                           ----------------------------------
                           Marguerite E. H. Morrison
                           Secretary

Date   December 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Judy A. Rice
                           --------------------------------------
                           Judy A. Rice
                           President and Principal Executive Officer

Date   December 22, 2003

By (Signature and Title)*  /s/ Grace C. Torres
                           ---------------------------------------
                           Grace C. Torres
                           Treasurer and Principal Financial Officer

Date   December 22, 2003

* Print the name and title of each signing officer under his or her signature.